NVIT American Funds Asset Allocation Fund - March 31, 2022 (Unaudited) - Statement of Investments - 1
Investment Company 100.1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 263,9 09,738 7,297,104,259
Total Investment Company
(cost $4,909,093,247) 7,297,104,259
Total Investments
(cost $4,909,093,247) — 100.1% 7,297,104,259
Liabilities in excess of other assets — (0.1)% (4,018,675)
NET ASSETS — 100.0%
$ 7,293,085,584
(a) Investment in master fund.

2 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Asset Allocation Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2022, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 3
Investment Company 100.1%
Shares Value ($)
Fixed Income Fund 100.1%
American Funds Bond Fund,
Class 1(a) 358,596,831 3,811,884,313
Total Investment Company
(cost $3,949,109,181)
3,811,884,313
Total Investments
(cost $3,949,109,181) — 100.1%
3,811,884,313
Liabilities in excess of other
assets — (0.1)% (2,126,892)
NET ASSETS — 100.0%
$ 3,809,757,421
(a) Investment in master fund.

4 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a
“feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and
concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American
Funds Bond Fund (the “Master Fund”), a series of the American
Funds Insurance Series
®
, which invests directly in individual
securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2022, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 5
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 13,653,000 536,835,943
Total Investment Company
(cost $374,151,322) 536,835,943
Total Investments
(cost $374,151,322) — 100.1% 536,835,943
Liabilities in excess of other assets — (0.1)% (334,051)
NET ASSETS — 100.0%
$ 536,501,892
(a) Investment in master fund.

6 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Global Growth Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2022, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 7
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1 (a) 12,583,833 1,463,625,597
Total Investment Company
(cost $1,045,956,059) 1,463,625,597
Total Investments
(cost $1,045,956,059) — 100.1% 1,463,625,597
Liabilities in excess of other assets — (0.1)% (780,068)
NET ASSETS — 100.0%
$ 1,462,845,529
(a) Investment in master fund.

8 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates
as a “feeder fund,” which means that the Fund does not
buy individual securities directly, and may have additional
investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Growth Fund (the “Master Fund”), a series of
the American Funds Insurance Series
®
, which invests directly
in individual securities. The Fund therefore has the same
objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2022, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 9
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1 (a) 65,564,087 4,177,088,008
Total Investment Company
(cost $2,853,667,372) 4,177,088,008
Total Investments
(cost $2,853,667,372) — 100.1% 4,177,088,008
Liabilities in excess of other assets — (0.1)% (2,252,316)
NET ASSETS — 100.0%
$ 4,174,835,692
(a) Investment in master fund.

10 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Growth-Income Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2022, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - March 31, 2022 (Unaudited) - Statement of Investments - 1
Investment Companies 92.4%
Shares Value ($)
Equity Funds 85.5%
Nationwide Multi-Cap Portfolio,
Class R6(a) 12,902,580 164,378,873
NVIT Emerging Markets Fund,
Class Y(a) 1,989,496 24,291,748
NVIT International Index Fund,
Class Y(a) 8,319,978 87,026,968
NVIT Mid Cap Index Fund, Class
Y(a) 1,446,906 38,125,961
NVIT Small Cap Index Fund,
Class Y(a) 320,948 3,052,218
Total Equity Funds
(cost $323,675,756) 316,875,768
Fixed Income Funds 6.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,357,151 13,300,075
NVIT Bond Index Fund, Class
Y(a) 1,242,038 12,519,742
Total Fixed Income Funds
(cost $27,109,877) 25,819,817
Total Investment Companies
(cost $350,785,633) 342,695,585
Exchange Traded Funds 6.7%
Equity Funds 5.8%
iShares Core MSCI Emerging
Markets ETF 61,671 3,425,824
iShares Core S&P Small-Cap
ETF(b) 18,240 1,967,731
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 314,034 11,877,331
Nationwide Risk-Based
International Equity ETF(a) 161,210 4,135,681
Total Equity Funds
(cost $17,436,704) 21,406,567
Fixed Income Fund 0.9%
iShares 7-10 Year Treasury Bond
ETF(b) 30,174 3,242,800
Total Fixed Income Funds
(cost  $3,565,197) 3,242,800
Total Exchange Traded Funds
(cost $21,001,901) 24,649,367
Investment Contract 1.0%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 3,617,825 3,617,825
Total Investment Contract
(cost $3,617,825) 3,617,825
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $508,698,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $518,867.(d) 508,694 508,694
Total Repurchase Agreement
(cost $508,694) 508,694
Total Investments
(cost $375,914,053) — 100.2% 371,471,471
Liabilities in excess of other assets — (0.2)% (709,461)
NET ASSETS — 100.0% $ 370,762,010
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $497,168, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $508,694.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $508,694.
ETF Exchange Traded Fund

2 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 24,649,367 $ – $ – $ 24,649,367
Investment Companies 342,695,585 – – 342,695,585
Investment Contract – – 3,617,825 3,617,825
Repurchase Agreement – 508,694 – 508,694
Total $ 367,344,952 $ 508,694 $ 3,617,825 $ 371,471,471
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Aggressive Fund - March 31, 2022 (Unaudited) - Statement of Investments - 3
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 3,598,901 $ 3,598,901
Purchases
*
18,924 18,924
Sales — —
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2022 $ 3,617,825 $ 3,617,825
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 83.2%
Shares Value ($)
Equity Funds 47.1%
Nationwide Multi-Cap Portfolio,
Class R6(a) 31,771,523 404,769,202
NVIT Emerging Markets Fund,
Class Y(a) 3,857,056 47,094,653
NVIT International Index Fund,
Class Y(a) 19,723,684 206,309,735
NVIT Mid Cap Index Fund, Class
Y(a) 1,005,953 26,506,857
Total Equity Funds
(cost $716,611,622) 684,680,447
Fixed Income Funds 36.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 12,031,244 117,906,196
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 587,745 6,171,323
NVIT Bond Index Fund, Class
Y(a) 33,946,444 342,180,156
NVIT Short Term Bond Fund,
Class Y(a) 5,988,553 59,586,098
Total Fixed Income Funds
(cost $554,395,578) 525,843,773
Total Investment Companies
(cost $1,271,007,200) 1,210,524,220
Exchange Traded Funds 6.2%
Equity Funds 2.9%
iShares Core S&P Small-Cap
ETF(b) 147,917 15,957,286
Nationwide Risk-Based
International Equity ETF(a) 422,945 10,850,231
Nationwide Risk-Based U.S.
Equity ETF(a) 395,734 15,640,872
Total Equity Funds
(cost $36,955,735) 42,448,389
Fixed Income Funds 3.3%
iShares 20+ Year Treasury Bond
ETF(b) 43,695 5,771,236
iShares 7-10 Year Treasury Bond
ETF(b) 390,169 41,931,462
Total Fixed Income Funds
(cost $52,833,461) 47,702,698
Total Exchange Traded Funds
(cost $89,789,196) 90,151,087
Investment Contract 10.6%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 154,003,803 154,003,803
Total Investment Contract
(cost $154,003,803) 154,003,803
Repurchase Agreements 1.7%
Principal
Amount ($) Value ($)
Bank of America NA, 0.30%,
dated 3/31/2022, due
4/1/2022, repurchase price
$2,000,017, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
11/20/2045; total market
value $2,040,000.(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $5,716,479,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $5,830,761.(d) 5,716,433 5,716,433
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase price
$3,000,026, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $3,061,251.(d) 3,000,000 3,000,000
NatWest Markets Securities,
Inc., 0.30%, dated
3/30/2022, due 4/6/2022,
repurchase price
$4,000,234, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029; total
market value $4,080,069.(d) 4,000,000 4,000,000
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase price
$10,000,092, collateralized
by U.S. Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$10,200,000.(d) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $24,716,433) 24,716,433
Total Investments
(cost $1,539,516,632) — 101.7% 1,479,395,543
Liabilities in excess of other assets — (1.7)% (25,442,259)
NET ASSETS — 100.0% $ 1,453,953,284

NVIT Investor Destinations Balanced Fund - March 31, 2022 (Unaudited) - Statement of Investments - 5
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $30,507,384, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $24,716,433 and by $6,524,095 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.63%, and maturity
dates ranging from 8/4/2022 – 5/15/2051, a total value of
$31,240,528.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $24,716,433.
ETF Exchange Traded Fund

6 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Balanced Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 90,151,087 $ – $ – $ 90,151,087
Investment Companies 1,210,524,220 – – 1,210,524,220
Investment Contract – – 154,003,803 154,003,803
Repurchase Agreements – 24,716,433 – 24,716,433
Total $ 1,300,675,307 $ 24,716,433 $ 154,003,803 $ 1,479,395,543
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Balanced Fund - March 31, 2022 (Unaudited) - Statement of Investments - 7
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 166,248,172 $ 166,248,172
Purchases
*
838,696 838,696
Sales (13,083,065) (13,083,065)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2022 $ 154,003,803 $ 154,003,803
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 87 .4%
Shares Value ($)
Equity Funds 64.8%
Nationwide Multi-Cap Portfolio,
Class R6(a) 42,413,390 540,346,593
NVIT Emerging Markets Fund,
Class Y(a) 4,691,698 57,285,627
NVIT International Index Fund,
Class Y(a) 22,752,448 237,990,608
NVIT Mid Cap Index Fund, Class
Y(a) 1,431,210 37,712,381
Total Equity Funds
(cost $894,144,016) 873,335,209
Fixed Income Funds 22.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,796,923 66,609,848
NVIT Bond Index Fund, Class
Y(a) 20,856,453 210,233,049
NVIT Short Term Bond Fund,
Class Y(a) 2,755,628 27,418,496
Total Fixed Income Funds
(cost $320,021,394) 304,261,393
Total Investment Companies
(cost $1,214,165,410) 1,177,596,602
Exchange Traded Funds 9 .2%
Equity Funds 5.8%
iShares Core S&P Small-Cap
ETF(b) 181,077 19,534,587
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,281,999 48,487,510
Nationwide Risk-Based
International Equity ETF(a) 400,179 10,266,192
Total Equity Funds
(cost $62,516,950) 78,288,289
Fixed Income Funds 3.4%
iShares 20+ Year Treasury Bond
ETF(b) 193,785 25,595,123
iShares 7-10 Year Treasury Bond
ETF(b) 180,913 19,442,720
Total Fixed Income Funds
(cost $51,454,580) 45,037,843
Total Exchange Traded Funds
(cost $113,971,530) 123,326,132
Investment Contract 3 .5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 47,045,781 47,045,781
Total Investment Contract
(cost $47,045,781) 47,045,781
Repurchase Agreements 2 .2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.26%, dated 3/31/2022,
due 4/1/2022, repurchase
price $4,000,029,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.50%, maturing
4/30/2022 - 11/15/2051; total
market value $4,080,001.(d) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $916,010,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $934,322.(d) 916,002 916,002
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase price
$15,000,130, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $15,306,254.(d) 15,000,000 15,000,000
NatWest Markets Securities,
Inc., 0.30%, dated
3/30/2022, due 4/6/2022,
repurchase price
$10,000,584, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.13% - 2.38%,
maturing 3/31/2023 -
3/31/2029; total market
value $10,200,174.(d) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $29,916,002) 29,916,002
Total Investments
(cost $1,405,098,723) — 102.3% 1,377,884,517
Liabilities in excess of other assets — (2.3)% (30,590,111)
NET ASSETS — 100.0% $ 1,347,294,406
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2022 (Unaudited) - Statement of Investments - 9
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $43,252,972, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $29,916,002 and by $14,438,261 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.63%, and maturity
dates ranging from 8/4/2022 – 5/15/2051, a total value of
$44,354,263.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $29,916,002.
ETF Exchange Traded Fund

10 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 123,326,132 $ – $ – $ 123,326,132
Investment Companies 1,177,596,602 – – 1,177,596,602
Investment Contract – – 47,045,781 47,045,781
Repurchase Agreements – 29,916,002 – 29,916,002
Total $ 1,300,922,734 $ 29,916,002 $ 47,045,781 $ 1,377,884,517
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2022 (Unaudited) - Statement of Investments - 11
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 52,648,917 $ 52,648,917
Purchases
*
262,895 262,895
Sales (5,866,031) (5,866,031)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2022 $ 47,045,781 $ 47,045,781
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 73.4%
Shares Value ($)
Equity Funds 18.0%
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,280,345 67,271,599
NVIT Emerging Markets Fund,
Class Y(a) 759,600 9,274,720
NVIT International Index Fund,
Class Y(a) 3,598,643 37,641,805
NVIT Mid Cap Index Fund, Class
Y(a) 37,438 986,500
NVIT Small Cap Index Fund,
Class Y(a) 111,130 1,056,841
Total Equity Funds
(cost $118,737,045) 116,231,465
Fixed Income Funds 55.4%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,224,322 70,798,360
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,083,574 32,377,532
NVIT Bond Index Fund, Class
Y(a) 19,539,037 196,953,491
NVIT Short Term Bond Fund,
Class Y(a) 5,897,500 58,680,126
Total Fixed Income Funds
(cost $371,774,820) 358,809,509
Total Investment Companies
(cost $490,511,865) 475,040,974
Exchange Traded Funds 8.6%
Equity Funds 2.4%
iShares Core MSCI Emerging
Markets ETF 23,230 1,290,426
iShares Core S&P Small-Cap
ETF 17,504 1,888,331
Nationwide Risk-Based
International Equity ETF(a) 200,087 5,133,032
Nationwide Risk-Based U.S.
Equity ETF(a) 181,670 7,180,271
Total Equity Funds
(cost $12,587,717) 15,492,060
Fixed Income Funds 6.2%
iShares 20+ Year Treasury Bond
ETF(b) 96,959 12,806,345
iShares 7-10 Year Treasury Bond
ETF(b) 256,532 27,569,494
Total Fixed Income Funds
(cost $45,664,427) 40,375,839
Total Exchange Traded Funds
(cost $58,252,144) 55,867,899
Investment Contract 18.1%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 116,853,718 116,853,718
Total Investment Contract
(cost $116,853,718) 116,853,718
Repurchase Agreements 6.2%
Bank of America NA, 0.30%,
dated 3/31/2022, due
4/1/2022, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
11/20/2045; total market
value $1,020,000.(d) 1,000,000 1,000,000
BofA Securities, Inc., 0.30%,
dated 3/31/2022, due
4/1/2022, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
7/20/2050 - 2/20/2052; total
market value $1,020,000.(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $9,821,190,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 7/15/2022
- 7/20/2071; total market
value $10,017,533.(d) 9,821,111 9,821,111
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase price
$15,000,130, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $15,306,254.(d) 15,000,000 15,000,000
NatWest Markets Securities,
Inc., 0.30%, dated
3/30/2022, due 4/6/2022,
repurchase price
$5,000,292, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029; total
market value $5,100,087.(d) 5,000,000 5,000,000

NVIT Investor Destinations Conservative Fund - March 31, 2022 (Unaudited) - Statement of Investments - 13
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase price
$8,000,074, collateralized
by U.S. Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$8,160,000.(d) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $39,821,111) 39,821,111
Total Investments
(cost $705,438,838) — 106.3% 687,583,702
Liabilities in excess of other assets — (6.3)% (40,449,813)
NET ASSETS — 100.0% $ 647,133,889
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $39,094,952, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $39,821,111.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $39,821,111.
ETF Exchange Traded Fund

14 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 55,867,899 $ – $ – $ 55,867,899
Investment Companies 475,040,974 – – 475,040,974
Investment Contract – – 116,853,718 116,853,718
Repurchase Agreements – 39,821,111 – 39,821,111
Total $ 530,908,873 $ 39,821,111 $ 116,853,718 $ 687,583,702
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Conservative Fund - March 31, 2022 (Unaudited) - Statement of Investments - 15
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 125,854,973 $ 125,854,973
Purchases
*
639,406 639,406
Sales (9,640,661) (9,640,661)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2022 $ 116,853,718 $ 116,853,718
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Moderate Fund
Investment Companies 86.6%
Shares Value ($)
Equity Funds 59.7%
Nationwide Multi-Cap Portfolio,
Class R6(a) 63,850,041 813,449,519
NVIT Emerging Markets Fund,
Class Y(a) 7,114,210 86,864,502
NVIT International Index Fund,
Class Y(a) 37,155,630 388,647,893
NVIT Mid Cap Index Fund, Class
Y(a) 2,160,415 56,926,935
Total Equity Funds
(cost $1,384,337,644) 1,345,888,849
Fixed Income Funds 26.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 14,963,628 146,643,556
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 800,174 8,401,831
NVIT Bond Index Fund, Class
Y(a) 40,406,296 407,295,468
NVIT Short Term Bond Fund,
Class Y(a) 4,490,477 44,680,244
Total Fixed Income Funds
(cost $639,655,135) 607,021,099
Total Investment Companies
(cost $2,023,992,779) 1,952,909,948
Exchange Traded Funds 6.0%
Equity Funds 3.0%
iShares Core S&P Small-Cap
ETF(b) 240,265 25,919,788
Nationwide Risk-Based
International Equity ETF(a) 620,215 15,910,996
Nationwide Risk-Based U.S.
Equity ETF(a) 674,932 26,675,810
Total Equity Funds
(cost $59,081,395) 68,506,594
Fixed Income Funds 3.0%
iShares 20+ Year Treasury Bond
ETF(b) 188,177 24,854,418
iShares 7-10 Year Treasury Bond
ETF(b) 405,468 43,575,646
Total Fixed Income Funds
(cost $77,441,097) 68,430,064
Total Exchange Traded Funds
(cost $136,522,492) 136,936,658
Investment Contract 7.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 166,060,811 166,060,811
Total Investment Contract
(cost $166,060,811) 166,060,811
Repurchase Agreements 2.1%
Principal
Amount ($) Value ($)
Bank of America NA, 0.30%,
dated 3/31/2022, due
4/1/2022, repurchase price
$5,000,042, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
11/20/2045; total market
value $5,100,000.(d) 5,000,000 5,000,000
BofA Securities, Inc., 0.30%,
dated 3/31/2022, due
4/1/2022, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
7/20/2050 - 2/20/2052; total
market value $1,020,000.(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $487,394,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $497,138.(d) 487,390 487,390
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase price
$15,000,130, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $15,306,254.(d) 15,000,000 15,000,000
NatWest Markets Securities,
Inc., 0.30%, dated
3/30/2022, due 4/6/2022,
repurchase price
$15,000,875, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.13% - 2.38%,
maturing 3/31/2023 -
3/31/2029; total market
value $15,300,260.(d) 15,000,000 15,000,000

NVIT Investor Destinations Moderate Fund - March 31, 2022 (Unaudited) - Statement of Investments - 17
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase price
$10,000,092, collateralized
by U.S. Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$10,200,000.(d) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $46,487,390) 46,487,390
Total Investments
(cost $2,373,063,472) — 102.1% 2,302,394,807
Liabilities in excess of other assets — (2.1)% (47,651,523)
NET ASSETS — 100.0% $ 2,254,743,284
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $45,637,896, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $46,487,390.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $46,487,390.
ETF Exchange Traded Fund

18 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 136,936,658 $ – $ – $ 136,936,658
Investment Companies 1,952,909,948 – – 1,952,909,948
Investment Contract – – 166,060,811 166,060,811
Repurchase Agreements – 46,487,390 – 46,487,390
Total $ 2,089,846,606 $ 46,487,390 $ 166,060,811 $ 2,302,394,807
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Moderate Fund - March 31, 2022 (Unaudited) - Statement of Investments - 19
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
6 ko chalegi
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 165,192,185 $ 165,192,185
Purchases
*
868,626 868,626
Sales — —
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2022 $ 166,060,811 $ 166,060,811
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 89.6%
Shares Value ($)
Equity Funds 74.8%
Nationwide Multi-Cap Portfolio,
Class R6(a) 37,909,565 482,967,860
NVIT Emerging Markets Fund,
Class Y(a) 4,099,242 50,051,740
NVIT International Index Fund,
Class Y(a) 20,558,116 215,037,895
NVIT Mid Cap Index Fund, Class
Y(a) 2,938,321 77,424,756
NVIT Small Cap Index Fund,
Class Y(a) 191,002 1,816,428
Total Equity Funds
(cost $834,848,148) 827,298,679
Fixed Income Funds 14.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 4,991,952 48,921,127
NVIT Bond Index Fund, Class
Y(a) 11,442,708 115,342,499
Total Fixed Income Funds
(cost $173,236,922) 164,263,626
Total Investment Companies
(cost $1,008,085,070) 991,562,305
Exchange Traded Funds 8.6%
Equity Funds 7.3%
iShares Core MSCI Emerging
Markets ETF 218,654 12,146,230
iShares Core S&P Small-Cap
ETF 135,040 14,568,115
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,057,356 39,991,107
Nationwide Risk-Based
International Equity ETF(a) 559,587 14,355,645
Total Equity Funds
(cost $67,375,349) 81,061,097
Fixed Income Fund 1.3%
iShares 7-10 Year Treasury Bond
ETF(b) 127,548 13,707,584
Total Fixed Income Funds
(cost  $15,070,938) 13,707,584
Total Exchange Traded Funds
(cost $82,446,287) 94,768,681
Investment Contract 1.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 20,204,206 20,204,206
Total Investment Contract
(cost $20,204,206) 20,204,206
Repurchase Agreements 0.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $2,292,938,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $2,338,777.(d) 2,292,919 2,292,919
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase price
$5,000,044, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $5,102,085.(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $7,292,919) 7,292,919
Total Investments
(cost $1,118,028,482) — 100.7% 1,113,828,111
Liabilities in excess of other assets — (0.7)% (7,865,872)
NET ASSETS — 100.0% $ 1,105,962,239
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $7,157,717, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $7,292,919.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $7,292,919.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Aggressive Fund - March 31, 2022 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 94,768,681 $ – $ – $ 94,768,681
Investment Companies 991,562,305 – – 991,562,305
Investment Contract – – 20,204,206 20,204,206
Repurchase Agreements – 7,292,919 – 7,292,919
Total $ 1,086,330,986 $ 7,292,919 $ 20,204,206 $ 1,113,828,111
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

22 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 20,098,523 $ 20,098,523
Purchases
*
105,683 105,683
Sales — —
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2022 $ 20,204,206 $ 20,204,206
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2022 (Unaudited) - Statement of Investments - 23
Investment Companies 79 .2%
Shares Value ($)
Equity Funds 37.7%
Nationwide Multi-Cap Portfolio,
Class R6(a) 12,446,840 158,572,739
NVIT Emerging Markets Fund,
Class Y(a) 779,838 9,521,817
NVIT International Index Fund,
Class Y(a) 7,656,360 80,085,524
NVIT Mid Cap Index Fund, Class
Y(a) 539,332 14,211,411
NVIT Small Cap Index Fund,
Class Y(a) 485,136 4,613,645
Total Equity Funds
(cost $271,593,796) 267,005,136
Fixed Income Funds 41.5%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,261,960 61,367,210
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,116,068 22,218,711
NVIT Bond Index Fund, Class
Y(a) 16,934,591 170,700,680
NVIT Short Term Bond Fund,
Class Y(a) 3,960,232 39,404,312
Total Fixed Income Funds
(cost $306,705,635) 293,690,913
Total Investment Companies
(cost $578,299,431) 560,696,049
Exchange Traded Funds 8 .7%
Equity Funds 4.6%
iShares Core MSCI Emerging
Markets ETF 236,195 13,120,632
iShares Core S&P Small-Cap
ETF 47,548 5,129,478
Nationwide Risk-Based
International Equity ETF(a) 208,101 5,338,623
Nationwide Risk-Based U.S.
Equity ETF(a)(b) 223,150 8,819,714
Total Equity Funds
(cost $28,718,131) 32,408,447
Fixed Income Funds 4.1%
iShares 20+ Year Treasury Bond
ETF(b) 83,350 11,008,868
iShares 7-10 Year Treasury Bond
ETF(b) 172,079 18,493,330
Total Fixed Income Funds
(cost $33,482,729) 29,502,198
Total Exchange Traded Funds
(cost $62,200,860) 61,910,645
Investment Contract 12 .2%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 86,257,038 86,257,038
Total Investment Contract
(cost $86,257,038) 86,257,038
Repurchase Agreements 3 .7%
Bank of America NA, 0.30%,
dated 3/31/2022, due
4/1/2022, repurchase price
$3,000,025, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
11/20/2045; total market
value $3,060,000.(d) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
0.26%, dated 3/31/2022,
due 4/1/2022, repurchase
price $10,000,073,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.50%, maturing
4/30/2022 - 11/15/2051; total
market value $10,200,001.
(d) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,485,253,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $1,514,945.(d) 1,485,241 1,485,241
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase price
$5,000,044, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $5,102,085.(d) 5,000,000 5,000,000
NatWest Markets Securities,
Inc., 0.30%, dated
3/30/2022, due 4/6/2022,
repurchase price
$5,000,292, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029; total
market value $5,100,087.(d) 5,000,000 5,000,000

24 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase price
$2,000,019, collateralized
by U.S. Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$2,040,000.(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $26,485,241) 26,485,241
Total Investments
(cost $753,242,570) — 103.8% 735,348,973
Liabilities in excess of other assets — (3.8)% (26,863,810)
NET ASSETS — 100.0% $ 708,485,163
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $25,954,908, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $26,485,241.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $26,485,241.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2022 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,910,645 $ – $ – $ 61,910,645
Investment Companies 560,696,049 – – 560,696,049
Investment Contract – – 86,257,038 86,257,038
Repurchase Agreements – 26,485,241 – 26,485,241
Total $ 622,606,694 $ 26,485,241 $ 86,257,038 $ 735,348,973
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

26 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2021 $ 90,347,667 $ 90,347,667
Purchases
*
468,586 468,586
Sales (4,559,215) (4,559,215)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2022 $ 86,257,038 $ 86,257,038
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Managed Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 27
Investment Companies 82.3%
Shares Value ($)
Equity Funds 54.0%
Nationwide Multi-Cap Portfolio,
Class R6(a) 30,215,678 384,947,742
NVIT Emerging Markets Fund,
Class Y(a) 3,718,942 45,408,281
NVIT International Index Fund,
Class Y(a) 17,820,605 186,403,533
NVIT Mid Cap Index Fund, Class
Y(a) 814,867 21,471,745
Total Equity Funds
(cost $670,400,957) 638,231,301
Fixed Income Funds 28.3%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 8,155,013 79,919,126
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 441,398 4,634,678
NVIT Bond Index Fund, Class
Y(a) 22,531,288 227,115,386
NVIT Short Term Bond Fund,
Class Y(a) 2,343,930 23,322,103
Total Fixed Income Funds
(cost $351,728,979) 334,991,293
Total Investment Companies
(cost $1,022,129,936) 973,222,594
Exchange Traded Funds 6.2%
Equity Funds 2.7%
iShares Core S&P Small-Cap
ETF(b) 104,233 11,244,656
Nationwide Risk-Based
International Equity ETF(a) 325,498 8,350,326
Nationwide Risk-Based U.S.
Equity ETF(a) 303,968 12,013,940
Total Equity Funds
(cost $27,402,007) 31,608,922
Fixed Income Funds 3.5%
iShares 20+ Year Treasury Bond
ETF(b) 100,694 13,299,664
iShares 7-10 Year Treasury Bond
ETF(b) 257,962 27,723,176
Total Fixed Income Funds
(cost $46,018,746) 41,022,840
Total Exchange Traded Funds
(cost $73,420,753) 72,631,762
Investment Contract 7.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 85,064,482 85,064,482
Total Investment Contract
(cost $85,064,482) 85,064,482
Repurchase Agreements 1.9%
Principal
Amount ($) Value ($)
Bank of America NA, 0.30%,
dated 3/31/2022, due
4/1/2022, repurchase price
$3,000,025, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
11/20/2045; total market
value $3,060,000.(d) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,509,288,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $1,539,461.(d) 1,509,275 1,509,275
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase price
$3,000,026, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $3,061,251.(d) 3,000,000 3,000,000
NatWest Markets Securities,
Inc., 0.30%, dated
3/30/2022, due 4/6/2022,
repurchase price
$10,000,584, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.13% - 2.38%,
maturing 3/31/2023 -
3/31/2029; total market
value $10,200,174.(d) 10,000,000 10,000,000
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase price
$5,000,046, collateralized
by U.S. Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$5,100,000.(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $22,509,275) 22,509,275
Total Investments
(cost $1,203,124,446) — 97.6% 1,153,428,113
Other assets in excess of liabilities — 2.4% 28,846,223
NET ASSETS — 100.0% $ 1,182,274,336

28 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $22,051,294, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $22,509,275.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $22,509,275.
ETF Exchange Traded Fund
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (1,197) 6/2022 USD (128,342,340) (8,010,371)
Russell 2000 E-Mini Index (219) 6/2022 USD (22,627,080) (728,833)
S&P 500 E-Mini Index (568) 6/2022 USD (128,673,300) (8,200,033)
S&P Midcap 400 E-Mini Index (156) 6/2022 USD (41,951,520) (1,680,605)
Net contracts (18,619,842)
As of March 31, 2022, the Fund had $16,666,821 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 72,631,762 $ – $ – $ 72,631,762
Investment Companies 973,222,594 – – 973,222,594
Investment Contract – – 85,064,482 85,064,482
Repurchase Agreements – 22,509,275 – 22,509,275
Total Assets $ 1,045,854,356 $ 22,509,275 $ 85,064,482 $ 1,153,428,113
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (18,619,842) $ – $ – $ (18,619,842)
Total Liabilities $ (18,619,842) $ – $ – $ (18,619,842)
Total $ 1,027,234,514 $ 22,509,275 $ 85,064,482 $ 1,134,808,271
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Investment
Contract Total
Balance as of December 31, 2021 $ 85,932,915 $ 85,932,915
Purchases
*
663,020 663,020
Sales (1,531,453) (1,531,453)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2022 $ 85,064,482 $ 85,064,482
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

NVIT Investor Destinations Managed Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of March 31,
2022. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity risk in the normal course of
pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (18,619,842)
Total $ (18,619,842)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 79.6%
Shares Value ($)
Equity Funds 44.5%
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,738,271 124,065,567
NVIT Emerging Markets Fund,
Class Y(a) 1,149,406 14,034,250
NVIT International Index Fund,
Class Y(a) 6,026,379 63,035,922
NVIT Mid Cap Index Fund, Class
Y(a) 298,219 7,858,067
Total Equity Funds
(cost $218,558,552) 208,993,806
Fixed Income Funds 35.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,705,979 36,318,594
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 175,518 1,842,938
NVIT Bond Index Fund, Class
Y(a) 10,705,863 107,915,099
NVIT Short Term Bond Fund,
Class Y(a) 1,864,164 18,548,427
Total Fixed Income Funds
(cost $172,731,779) 164,625,058
Total Investment Companies
(cost $391,290,331) 373,618,864
Exchange Traded Funds 5.9%
Equity Funds 2.8%
iShares Core S&P Small-Cap
ETF(b) 45,823 4,943,385
Nationwide Risk-Based
International Equity ETF(a) 129,822 3,330,454
Nationwide Risk-Based U.S.
Equity ETF(a) 120,816 4,775,095
Total Equity Funds
(cost $11,388,912) 13,048,934
Fixed Income Funds 3.1%
iShares 20+ Year Treasury Bond
ETF(b) 13,384 1,767,759
iShares 7-10 Year Treasury Bond
ETF(b) 119,958 12,891,886
Total Fixed Income Funds
(cost $16,228,108) 14,659,645
Total Exchange Traded Funds
(cost $27,617,020) 27,708,579
Investment Contract 10.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 50,745,362 50,745,362
Total Investment Contract
(cost $50,745,362) 50,745,362
Repurchase Agreements 1.5%
Principal
Amount ($) Value ($)
Bank of America NA, 0.30%,
dated 3/31/2022, due
4/1/2022, repurchase price
$1,000,009, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
11/20/2045; total market
value $1,020,000.(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,809,423,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $1,845,596.(d) 1,809,408 1,809,408
NatWest Markets Securities,
Inc., 0.30%, dated
3/30/2022, due 4/6/2022,
repurchase price
$4,000,234, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029; total
market value $4,080,069.(d) 4,0 00,000 4,000,000
Total Repurchase Agreements
(cost $6,809,408) 6,809,408
Total Investments
(cost $476,462,121) — 97.8% 458,882,213
Other assets in excess of liabilities — 2.2% 10,301,698
NET ASSETS — 100.0% $ 469,183,911

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 33
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $6,686,045, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,809,408 and by $57,949 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.63%, and maturity dates ranging
from 8/4/2022 – 5/15/2051, a total value of $6,867,357.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $6,809,408.
ETF Exchange Traded Fund
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (241) 6/2022 USD (25,840,020) (1,597,168)
Russell 2000 E-Mini Index (48) 6/2022 USD (4,959,360) (172,643)
S&P 500 E-Mini Index (98) 6/2022 USD (22,200,675) (1,448,146)
S&P Midcap 400 E-Mini Index (32) 6/2022 USD (8,605,440) (355,005)
Net contracts (3,572,962)
As of March 31, 2022, the Fund had $3,174,272 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

34 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,708,579 $ – $ – $ 27,708,579
Investment Companies 373,618,864 – – 373,618,864
Investment Contract – – 50,745,362 50,745,362
Repurchase Agreements – 6,809,408 – 6,809,408
Total Assets $ 401,327,443 $ 6,809,408 $ 50,745,362 $ 458,882,213
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (3,572,962) $ – $ – $ (3,572,962)
Total Liabilities $ (3,572,962) $ – $ – $ (3,572,962)
Total $ 397,754,481 $ 6,809,408 $ 50,745,362 $ 455,309,251
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 35
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Investment
Contract Total
Balance as of December 31, 2021 $ 51,613,238 $ 51,613,238
Purchases
*
367,939 367,939
Sales (1,235,815) (1,235,815)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of March 31, 2022 $ 50,745,362 $ 50,745,362
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

36 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (3,572,962)
Total $ (3,572,962)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - March 31, 2022 (Unaudited) - Statement of Investments - 1
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 90.6%
Nationwide International Small
Cap Fund, Class R6(a) 1,175,030 11,773,800
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,138,192 13,476,199
NVIT GS International Equity
Insights Fund, Class Y(a) 2,360,819 25,662,107
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,529,082 66,396,341
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 635,281 8,417,473
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,786,694 30,802,603
Total Equity Funds
(cost $122,459,831) 156,528,523
Investment Companies
Shares Value ($)
Fixed Income Funds 9.4%
Nationwide Bond Fund, Class
R6(a) 152,057 1,395,887
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 764,237 8,299,609
NVIT Core Bond Fund, Class
Y(a) 648,469 6,556,018
Total Fixed Income Funds
(cost $17,122,626) 16,251,514
Total Investment Companies
(cost $139,582,457) 172,780,037
Total Investments
(cost $139,582,457) — 100.0% 172,780,037
Liabilities in excess of other assets — 0.0%
†
(75,168)
NET ASSETS — 100.0% $ 172,704,869
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

2 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 172,780,037 $ – $ – $ 172,780,037
Total $ 172,780,037 $ – $ – $ 172,780,037
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - March 31, 2022 (Unaudited) - Statement of Investments - 3
Investment Companies 100.0%
Shares Value ($)
Equity Funds 83.3%
Nationwide International Small
Cap Fund, Class R6(a) 2,421,424 24,262,666
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,368,427 28,042,172
NVIT GS International Equity
Insights Fund, Class Y(a) 5,292,347 57,527,808
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,446,528 167,806,100
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,507,245 19,970,996
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 4,515,900 77,854,119
Total Equity Funds
(cost $282,708,426) 375,463,861
Investment Companies
Shares Value ($)
Fixed Income Funds 16.7%
Nationwide Bond Fund, Class
R6(a) 763,046 7,004,765
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 3,562,537 38,689,148
NVIT Core Bond Fund, Class
Y(a) 2,926,996 29,591,925
Total Fixed Income Funds
(cost $79,755,959) 75,285,838
Total Investment Companies
(cost $362,464,385) 450,749,699
Total Investments
(cost $362,464,385) — 100.0% 450,749,699
Liabilities in excess of other assets — 0.0%
†
(159,541)
NET ASSETS — 100.0% $ 450,590,158
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

4 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 450,749,699 $ – $ – $ 450,749,699
Total $ 450,749,699 $ – $ – $ 450,749,699
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - March 31, 2022 (Unaudited) - Statement of Investments - 5
Investment Companies 100.0%
Shares Value ($)
Equity Funds 64.6%
Nationwide International Small
Cap Fund, Class R6(a) 6,487,191 65,001,651
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 10,468,358 123,945,359
NVIT GS International Equity
Insights Fund, Class Y(a) 22,867,764 248,572,591
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 44,221,118 648,281,589
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,491,681 59,514,775
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 18,471,804 318,453,899
Total Equity Funds
(cost $1,080,964,119) 1,463,769,864
Investment Companies
Shares Value ($)
Fixed Income Funds 35.4%
Nationwide Bond Fund, Class
R6(a) 5,450,568 50,036,216
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 27,729,890 301,146,604
NVIT Core Bond Fund, Class
Y(a) 23,679,792 239,402,697
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,222,620 30,324,857
NVIT Short Term Bond Fund,
Class Y(a) 18,342,111 182,504,008
Total Fixed Income Funds
(cost $853,453,776) 803,414,382
Total Investment Companies
(cost $1,934,417,895) 2,267,184,246
Total Investments
(cost $1,934,417,895) — 100.0% 2,267,184,246
Liabilities in excess of other assets — 0.0%
†
(752,370)
NET ASSETS — 100.0% $ 2,266,431,876
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

6 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,267,184,246 $ – $ – $ 2,267,184,246
Total $ 2,267,184,246 $ – $ – $ 2,267,184,246
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - March 31, 2022 (Unaudited) - Statement of Investments - 7
Investment Companies 100.0%
Shares Value ($)
Equity Funds 44.2%
Nationwide International Small
Cap Fund, Class R6(a) 975,114 9,770,645
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,805,541 21,377,611
NVIT GS International Equity
Insights Fund, Class Y(a) 4,919,028 53,469,838
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 8,945,501 131,141,045
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 808,665 10,714,808
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,753,493 64,710,226
Total Equity Funds
(cost $213,884,573) 291,184,173
Investment Companies
Shares Value ($)
Fixed Income Funds 55.8%
Nationwide Bond Fund, Class
R6(a) 2,639,489 24,230,507
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,242,726 13,048,619
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,175,641 110,507,464
NVIT Core Bond Fund, Class
Y(a) 8,969,363 90,680,260
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,296,414 12,199,260
NVIT Short Term Bond Fund,
Class Y(a) 11,816,566 117,574,833
Total Fixed Income Funds
(cost $388,892,868) 368,240,943
Total Investment Companies
(cost $602,777,441) 659,425,116
Total Investments
(cost $602,777,441) — 100.0% 659,425,116
Liabilities in excess of other assets — 0.0%
†
(241,685)
NET ASSETS — 100.0% $ 659,183,431
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

8 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 659,425,116 $ – $ – $ 659,425,116
Total $ 659,425,116 $ – $ – $ 659,425,116
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - March 31, 2022 (Unaudited) - Statement of Investments - 9
Investment Companies 100.0%
Shares Value ($)
Equity Funds 20.4%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 979,860 11,601,543
NVIT GS International Equity
Insights Fund, Class Y(a) 2,510,539 27,289,563
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,478,252 65,651,169
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 284,684 3,772,062
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,621,620 27,956,721
Total Equity Funds
(cost $97,081,447) 136,271,058
Investment Companies
Shares Value ($)
Fixed Income Funds 79.6%
Nationwide Bond Fund, Class
R6(a) 3,940,203 36,171,062
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,526,991 26,533,401
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 13,483,008 146,425,463
NVIT Core Bond Fund, Class
Y(a) 11,143,585 112,661,643
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,732,595 16,303,723
NVIT Short Term Bond Fund,
Class Y(a) 19,382,292 192,853,803
Total Fixed Income Funds
(cost $558,526,849) 530,949,095
Total Investment Companies
(cost $655,608,296) 667,220,153
Total Investments
(cost $655,608,296) — 100.0% 667,220,153
Liabilities in excess of other assets — 0.0%
†
(245,488)
NET ASSETS — 100.0% $ 666,974,665
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

10 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 667,220,153 $ – $ – $ 667,220,153
Total $ 667,220,153 $ – $ – $ 667,220,153
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - March 31, 2022 (Unaudited) - Statement of Investments - 11
Investment Companies 100.0%
Shares Value ($)
Equity Funds 53.0%
Nationwide International Small
Cap Fund, Class R6(a) 4,786,385 47,959,578
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,906,246 81,769,951
NVIT GS International Equity
Insights Fund, Class Y(a) 19,966,968 217,040,947
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 28,869,466 423,226,365
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,173,436 42,048,030
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 11,793,356 203,317,450
Total Equity Funds
(cost $760,986,695) 1,015,362,321
Investment Companies
Shares Value ($)
Fixed Income Funds 47.0%
Nationwide Bond Fund, Class
R6(a) 6,844,355 62,831,180
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 28,114,788 305,326,595
NVIT Core Bond Fund, Class
Y(a) 24,751,581 250,238,485
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,881,978 27,119,408
NVIT Short Term Bond Fund,
Class Y(a) 25,593,256 254,652,901
Total Fixed Income Funds
(cost $955,040,044) 900,168,569
Total Investment Companies
(cost $1,716,026,739) 1,915,530,890
Total Investments
(cost $1,716,026,739) — 100.0% 1,915,530,890
Liabilities in excess of other assets — 0.0%
†
(648,891)
NET ASSETS — 100.0% $ 1,914,881,999
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

12 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,915,530,890 $ – $ – $ 1,915,530,890
Total $ 1,915,530,890 $ – $ – $ 1,915,530,890
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - March 31, 2022 (Unaudited) - Statement of Investments - 13
Investment Companies 100.0%
Shares Value ($)
Equity Funds 73.2%
Nationwide International Small
Cap Fund, Class R6(a) 10,184,778 102,051,475
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 12,396,758 146,777,614
NVIT GS International Equity
Insights Fund, Class Y(a) 27,274,591 296,474,809
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 51,819,714 759,677,011
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,568,309 87,030,099
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 17,447,810 300,800,237
Total Equity Funds
(cost $1,274,423,023) 1,692,811,245
Investment Companies
Shares Value ($)
Fixed Income Funds 26.8%
Nationwide Bond Fund, Class
R6(a) 4,489,744 41,215,854
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 22,902,774 248,724,128
NVIT Core Bond Fund, Class
Y(a) 20,295,188 205,184,354
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,205,510 20,753,850
NVIT Short Term Bond Fund,
Class Y(a) 10,491,804 104,393,446
Total Fixed Income Funds
(cost $659,194,772) 620,271,632
Total Investment Companies
(cost $1,933,617,795) 2,313,082,877
Total Investments
(cost $1,933,617,795) — 100.0% 2,313,082,877
Liabilities in excess of other assets — 0.0%
†
(758,830)
NET ASSETS — 100.0% $ 2,312,324,047
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

14 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,313,082,877 $ – $ – $ 2,313,082,877
Total $ 2,313,082,877 $ – $ – $ 2,313,082,877
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 15
Investment Companies 95.6%
Shares Value ($)
Equity Funds 52.4%
Nationwide International Small
Cap Fund, Class R6(a) 1,305,999 13,086,109
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,885,034 22,318,797
NVIT GS International Equity
Insights Fund, Class Y(a) 5,527,580 60,084,799
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 8,507,659 124,722,288
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 866,772 11,484,736
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,728,499 64,279,330
Total Equity Funds
(cost $220,162,382) 295,976,059
Investment Companies
Shares Value ($)
Fixed Income Funds 43.2%
Nationwide Bond Fund, Class
R6(a) 1,859,580 17,070,949
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,611,845 82,664,640
NVIT Core Bond Fund, Class
Y(a) 6,721,604 67,955,417
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 782,405 7,362,433
NVIT Short Term Bond Fund,
Class Y(a) 6,950,593 69,158,400
Total Fixed Income Funds
(cost $258,170,512) 244,211,839
Total Investment Companies
(cost $478,332,894) 540,187,898
Total Investments
(cost $478,332,894) — 95.6% 540,187,898
Other assets in excess of liabilities — 4.4% 25,143,645
NET ASSETS — 100.0% $ 565,331,543
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (228) 6/2022 USD (24,446,160) (1,514,218)
Russell 2000 E-Mini Index (25) 6/2022 USD (2,583,000) (87,624)
S&P 500 E-Mini Index (121) 6/2022 USD (27,411,038) (1,771,329)
S&P Midcap 400 E-Mini Index (38) 6/2022 USD (10,218,960) (410,771)
Net contracts (3,783,942)
As of March 31, 2022, the Fund had $3,356,448 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 540,187,898 $ – $ – $ 540,187,898
Total Assets $ 540,187,898 $ – $ – $ 540,187,898
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (3,783,942) $ – $ – $ (3,783,942)
Total Liabilities $ (3,783,942) $ – $ – $ (3,783,942)
Total $ 536,403,956 $ – $ – $ 536,403,956
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The
Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a
baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (3,783,942)
Total $ (3,783,942)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 95.5%
Shares Value ($)
Equity Funds 62.2%
Nationwide International Small
Cap Fund, Class R6(a) 3,563,549 35,706,760
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,764,605 68,252,925
NVIT GS International Equity
Insights Fund, Class Y(a) 12,569,361 136,628,959
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 24,968,501 366,038,217
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,468,667 32,709,837
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 10,870,323 187,404,369
Total Equity Funds
(cost $610,651,178) 826,741,067
Investment Companies
Shares Value ($)
Fixed Income Funds 33.3%
Nationwide Bond Fund, Class
R6(a) 3,012,902 27,658,444
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,256,576 165,686,410
NVIT Core Bond Fund, Class
Y(a) 13,083,069 132,269,828
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,780,446 16,753,996
NVIT Short Term Bond Fund,
Class Y(a) 10,140,546 100,898,432
Total Fixed Income Funds
(cost $470,280,140) 443,267,110
Total Investment Companies
(cost $1,080,931,318) 1,270,008,177
Total Investments
(cost $1,080,931,318) — 95.5% 1,270,008,177
Other assets in excess of liabilities — 4.5% 59,582,866
NET ASSETS — 100.0% $ 1,329,591,043
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (785) 6/2022 USD (84,167,700) (5,261,133)
Russell 2000 E-Mini Index (94) 6/2022 USD (9,712,080) (316,360)
S&P 500 E-Mini Index (469) 6/2022 USD (106,246,088) (6,780,877)
S&P Midcap 400 E-Mini Index (152) 6/2022 USD (40,875,840) (1,638,498)
Net contracts (13,996,868)
As of March 31, 2022, the Fund had $12,614,489 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,270,008,177 $ – $ – $ 1,270,008,177
Total Assets $ 1,270,008,177 $ – $ – $ 1,270,008,177
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (13,996,868) $ – $ – $ (13,996,868)
Total Liabilities $ (13,996,868) $ – $ – $ (13,996,868)
Total $ 1,256,011,309 $ – $ – $ 1,256,011,309
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

20 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The
Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a
baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivat ives not Accounted for as Hedging Instruments as of March 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (13,996,868)
Total $ (13,996,868)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT iShares
®
Fixed Income ETF Fund - March 31, 2022 (Unaudited) - Statement of Investments - 1
Exchange Traded Funds 100.1%
Shares Value ($)
Fixed Income Funds 100.1%
iShares Core 10+ Year USD
Bond ETF(a) 67,348 4,312,057
iShares Core 1-5 Year USD
Bond ETF(a) 139,378 6,754,258
iShares Core Total USD Bond
Market ETF(a) 89,629 4,448,287
iShares Core U.S. Aggregate
Bond ETF 207,726 22,247,455
iShares MBS ETF 44,167 4,499,292
iShares U.S. Treasury Bond
ETF(a) 88,985 2,216,616
Total Exchange Traded Funds
(cost $47,704,468) 44,477,965
Repurchase Agreements 16.0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $2,111,785,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $2,154,003.(b) 2,111,768 2,111,768
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase price
$5,000,046, collateralized
by U.S. Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $7,111,768) 7,111,768
Total Investments
(cost $54,816,236) — 116.1% 51,589,733
Liabilities in excess of other assets
— (16.1)% (7,141,946)
NET ASSETS — 100.0% $ 44,447,787
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $8,062,096, which was collateralized by
cash used to purchase repurchase agreemen ts with a total
value of $7,111,768 and by $1,132,334 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.63%, and maturity dates ranging
from 8/4/2022 – 5/15/2051, a total value of $8,244,102.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $7,111,768.
ETF Exchange Traded Fund

2 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 44,477,965 $ – $ – $ 44,477,965
Repurchase Agreements – 7,111,768 – 7,111,768
Total $ 44,477,965 $ 7,111,768 $ – $ 51,589,733
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - March 31, 2022 (Unaudited) - Statement of Investments - 3
Investment Company 95.5%
Shares Value ($)
Alternative Assets 95.5%
BlackRock Global Allocation VI
Fund, Class I 21,481,590 356,164,755
Total Alternative Assets
(cost $356,462,497) 356,164,755
Total Investment Company
(cost $356,462,497) 356,164,755
Total Investments
(cost $356,462,497) — 95.5% 356,164,755
Other assets in excess of liabilities — 4.5% 16,675,136
NET ASSETS — 100.0% $ 372,839,891
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (133) 6/2022 USD (14,260,260) (777,271)
Russell 2000 E-Mini Index (4) 6/2022 USD (413,280) (8,830)
S&P 500 E-Mini Index (111) 6/2022 USD (25,145,663) (1,336,421)
S&P Midcap 400 E-Mini Index (4) 6/2022 USD (1,075,680) (35,042)
(2,157,564)
As of March 31, 2022, the Fund had $2,151,802 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

4 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 356,164,755 $ – $ – $ 356,164,755
Total Assets $ 356,164,755 $ – $ – $ 356,164,755
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (2,157,564) $ – $ – $ (2,157,564)
Total Liabilities $ (2,157,564) $ – $ – $ (2,157,564)
Total $ 354,007,191 $ – $ – $ 354,007,191
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT BlackRock Managed Global Allocation Fund - March 31, 2022 (Unaudited) - Statement of Investments - 5
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,157,564)
Total $ (2,157,564)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100.0%
Shares Value ($)
Equity Funds 100.0%
iShares Core MSCI EAFE ETF 82,717 5,749,659
iShares Core MSCI International
Developed Markets ETF(a) 106,404 6,770,486
iShares Core S&P 500 ETF 8,182 3,712,092
iShares Core S&P Mid-Cap
ETF(a) 34,192 9,175,081
iShares Core S&P Small-Cap
ETF 14,430 1,556,708
iShares Core S&P Total U.S.
Stock Market ETF(a) 140,656 14,197,817
iShares MSCI USA Momentum
Factor ETF(a) 5,751 967,721
iShares MSCI USA Multifactor
ETF 104,351 4,641,532
iShares MSCI USA Quality
Factor ETF 7,504 1,010,263
iShares MSCI USA Size Factor
ETF(a) 7,787 1,014,880
iShares MSCI USA Small-Cap
Multifactor ETF(a) 18,861 1,029,245
iShares MSCI USA Value Factor
ETF(a) 9,672 1,011,401
Total Exchange Traded Funds
(cost $46,313,557) 50,836,885
Repurchase Agreements 7.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $2,607,727,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
8.00%, maturing 9/15/2022
- 7/20/2071; total market
value $2,659,859.(b) 2,607,705 2,607,705
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase price
$1,000,010, collateralized
by U.S. Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,607,705) 3,607,705
Total Investments
(cost $49,921,262) — 107.1% 54,444,590
Liabilities in excess of other assets — (7.1)% (3,595,415)
NET ASSETS — 100.0% $ 50,849,175
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $3,578,293, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,607,705 and by $106,351 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.63%, and maturity dates ranging
from 8/4/2022 – 5/15/2051, a total value of $3,714,056.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $3,607,705.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - March 31, 2022 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 50,836,885 $ – $ – $ 50,836,885
Repurchase Agreements – 3,607,705 – 3,607,705
Total $ 50,836,885 $ 3,607,705 $ – $ 54,444,590
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
Investment Companies 95.5%
Shares Value ($)
Balanced Fund 28.3%
American Balanced Fund, Class
R6 26,856,593 860,216,676
Total Balanced Fund
(cost $913,118,700) 860,216,676
Equity Funds 48.7%
American Funds Growth Fund,
Class 1 7,730,520 899,136,748
American Funds Washington
Mutual Investors Fund, Class
1 32,609,755 578,170,958
Total Equity Funds
(cost $1,590,319,750) 1,477,307,706
Investment Companies
Shares Value ($)
Fixed Income Funds 18.5%
American Funds U.S.
Government Securities Fund,
Class 1 12,439,792 140,072,062
Bond Fund of America (The),
Class R6 33,523,358 422,394,311
Total Fixed Income Funds
(cost $600,345,556) 562,466,373
Total Investment Companies
(cost $3,103,784,006) 2,899,990,755
Total Investments
(cost $3,103,784,006) — 95.5% 2,899,990,755
Other assets in excess of liabilities — 4.5% 136,270,347
NET ASSETS — 100.0% $ 3,036,261,102
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (316) 6/2022 USD (33,881,520) (2,061,667)
Russell 2000 E-Mini Index (71) 6/2022 USD (7,335,720) (201,581)
S&P 500 E-Mini Index (2,147) 6/2022 USD (486,376,013) (30,208,729)
S&P Midcap 400 E-Mini Index (95) 6/2022 USD (25,547,400) (950,632)
(33,422,609)
As of March 31, 2022, the Fund had $31,647,220 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Managed American Funds Asset Allocation Fund - March 31, 2022 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,899,990,755 $ – $ – $ 2,899,990,755
Total Assets $ 2,899,990,755 $ – $ – $ 2,899,990,755
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (33,422,609) $ – $ – $ (33,422,609)
Total Liabilities $ (33,422,609) $ – $ – $ (33,422,609)
Total $ 2,866,568,146 $ – $ – $ 2,866,568,146
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

10 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (33,422,609)
Total $ (33,422,609)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Growth-Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 11
Investment Company 96.0%
Shares Value ($)
Equity Fund 96.0%
American Funds Growth-Income
Fund, Class 1 10,439,823 665,121,105
Total Investment Company
(cost $492,057,868) 665,121,105
Total Investments
(cost $492,057,868) — 96.0% 665,121,105
Other assets in excess of liabilities — 4.0% 27,866,851
NET ASSETS — 100.0% $ 692,987,956
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (75) 6/2022 USD (8,041,500) (481,216)
Russell 2000 E-Mini Index (10) 6/2022 USD (1,033,200) (29,775)
S&P 500 E-Mini Index (441) 6/2022 USD (99,903,038) (6,060,890)
S&P Midcap 400 E-Mini Index (29) 6/2022 USD (7,798,680) (296,206)
(6,868,087)
As of March 31, 2022, the Fund had $6,656,649 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

12 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 665,121,105 $ – $ – $ 665,121,105
Total Assets $ 665,121,105 $ – $ – $ 665,121,105
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (6,868,087) $ – $ – $ (6,868,087)
Total Liabilities $ (6,868,087) $ – $ – $ (6,868,087)
Total $ 658,253,018 $ – $ – $ 658,253,018
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Managed American Funds Growth-Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (6,868,087)
Total $ (6,868,087)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P.Morgan Mozaic Multi-Asset Fund - March 31, 2022 (Unaudited) - Consolidated Statement of Investments - 1
Corporate Bonds 13.2%
Principal
Amount ($) Value ($)
AUSTRIA 3.9%
Banks 3.9%
Oesterreichische
Kontrollbank AG, 1.63%,
9/17/2022 1,400,000 1,402,733
CANADA 3.3%
Capital Markets 3.3%
CPPIB Capital, Inc., Reg.
S, 0.75%, 4/8/2022 1,200,000 1,199,892
GERMANY 3.7%
Banks 3.7%
Kreditanstalt fuer
Wiederaufbau , 2.00%,
10/4/2022 1,350,000 1,355,184
NETHERLANDS 2.3%
Banks 2.3%
Nederlandse
Waterschapsbank
NV, Reg. S, 1.88%,
4/14/2022 850,000 850,326
Total Corporate Bonds
(cost $4,814,634) 4,808,135
Foreign Government Securities 7.2%
FINLAND 3.9%
Kuntarahoitus OYJ, Reg.
S, 1.38%, 9/12/2022 1,400,000 1,401,225
Foreign Government Securities
Principal
Amount ($) Value ($)
JAPAN 3.3%
Japan Bank for
International
Cooperation, 2.50%,
6/1/2022 1,200,000 1,202,723
Total Foreign Government Securities
(cost $2,607,972) 2,603,948
Supranational 9.4%
European Investment
Bank, 2.00%,
12/15/2022 1,350,000 1,354,617
International Bank for
Reconstruction &
Development, 2.13%,
7/1/2022 1,350,000 1,353,814
European Stability
Mechanism, Reg. S,
2.13%, 11/3/2022 700,000 702,683
Total Supranational
(cost $3,427,501) 3,411,114
Total Investments
(cost $10,850,107) — 29.8% 10,823,197
Other assets in excess of liabilities — 70.2% 25,539,632
NET ASSETS — 100.0%
$ 36,362,829
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

2 - Consolidated Statement of Investments - March 31, 2022 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Natural Gas 13 4/2022 USD 733,460 192,082
NY Harbor ULSD 1 4/2022 USD 141,158 28,986
RBOB Gasoline 1 4/2022 USD 132,338 16,382
Copper 9 5/2022 USD 1,068,975 38,164
LME Aluminum Base Metal 10 5/2022 USD 871,778 58,372
LME Nickel Base Metal 4 5/2022 USD 770,280 214,644
LME Zinc Base Metal 6 5/2022 USD 630,375 83,869
Low Sulphur Gasoil 2 5/2022 USD 201,600 45,749
Silver 8 5/2022 USD 1,005,320 (14,696)
E-Mini Crude Oil 23 6/2022 USD 1,114,120 (36,528)
Euro-Bund 72 6/2022 EUR 12,637,268 (654,736)
FTSE 100 Index 45 6/2022 GBP 4,425,293 207,840
Micro Gold 161 6/2022 USD 3,145,940 (4,625)
NASDAQ 100 Micro E-Mini Index 101 6/2022 USD 3,003,488 314,944
S&P 500 Micro E-Mini Index 185 6/2022 USD 4,190,944 310,228
TOPIX Index 23 6/2022 JPY 3,677,468 180,156
U.S. Treasury Long Bond 47 6/2022 USD 7,052,937 (213,351)
767,480
As of March 31, 2022, the Fund had $1,461,342 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar

NVIT J.P.Morgan Mozaic Multi-Asset Fund - March 31, 2022 (Unaudited) - Consolidated Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 4,808,135 $ – $ 4,808,135
Foreign Government Securities – 2,603,948 – 2,603,948
Futures Contracts 1,691,416 – – 1,691,416
Supranational – 3,411,114 – 3,411,114
Total Assets $ 1,691,416 $ 10,823,197 $ – $ 12,514,613
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (923,936) $ – $ – $ (923,936)
Total Liabilities $ (923,936) $ – $ – $ (923,936)
Total $ 767,480 $ 10,823,197 $ – $ 11,590,677
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

4 - Consolidated Statement of Investments - March 31, 2022 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Assets: Fair Value
Futures Contracts
Commodity risk Unrealized appreciation from futures contracts $ 678,248
Equity risk Unrealized appreciation from futures contracts 1,013,168
Total $ 1,691,416
Liabilities:
Futures Contracts
Commodity risk Unrealized depreciation from futures contracts $ (55,849)
Interest rate risk Unrealized depreciation from futures contracts (868,087)
Total $ (923,936)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 97.1%
Shares Value ($)
BRAZIL 6.4%
Aerospace & Defense 0.1%
Embraer SA, ADR *(a) 36,225 456,797
Banks 1.2%
Banco Bradesco SA 342,540 1,314,459
Banco do Brasil SA 152,900 1,114,382
Banco Santander Brasil SA,
ADR (a) 56,250 433,125
Itau Unibanco Holding SA * 178,000 882,326
Itau Unibanco Holding SA
(Preference) * 414,100 2,390,118
6,134,410
Beverages 0.5%
Ambev SA, ADR 721,800 2,331,414
Capital Markets 0.1%
Banco BTG Pactual SA * 109,000 596,163
Chemicals 0.2%
Braskem SA (Preference)
,
Class A
7,200 66,994
Unipar Carbocloro SA
(Preference)
, Class B
37,260 814,295
881,289
Electric Utilities 1.5%
Cia de Transmissao de
Energia Eletrica Paulista
(Preference) 17,200 95,518
Cia Energetica de Minas
Gerais , ADR (a) 1,626,200 5,236,364
Cia Energetica de Minas
Gerais 117,200 500,452
CPFL Energia SA 119,100 807,250
Energisa SA 29,000 297,306
Transmissora Alianca de
Energia Eletrica SA 90,100 835,323
7,772,213
Electrical Equipment 0.1%
WEG SA 79,800 584,456
Food Products 0.3%
Marfrig Global Foods SA 48,400 217,549
Sao Martinho SA 118,884 1,107,674
1,325,223
Insurance 0.2%
Porto Seguro SA 255,600 1,133,304
Metals & Mining 1.6%
Bradespar SA (Preference) 87,200 605,870
Vale SA, ADR (a) 397,200 7,940,028
8,545,898
Oil, Gas & Consumable Fuels 0.3%
Enauta Participacoes SA 256,700 1,118,232
Petro Rio SA * 129,900 649,630
1,767,862
Textiles, Apparel & Luxury Goods 0.1%
Grendene SA 234,900 492,885
Wireless Telecommunication Services 0.2%
TIM SA * 375,800 1,088,475
33,110,389
Common Stocks
Shares Value ($)
CHILE 1.0%
Banks 0.4%
Banco Santander Chile, ADR 74,120 1,674,371
Food & Staples Retailing 0.2%
Cencosud SA 622,710 1,226,742
Marine 0.2%
Cia Sud Americana de
Vapores SA 10,291,537 1,111,559
Multiline Retail 0.2%
Falabella SA 316,213 1,010,732
5,023,404
CHINA 32.4%
Aerospace & Defense 0.0%
†
AECC Aviation Power Co.
Ltd.
, Class A
24,900 175,643
Air Freight & Logistics 0.0%
†
ZTO Express Cayman, Inc.,
ADR 8,300 207,500
Automobiles 1.3%
BYD Co. Ltd.
, Class H
57,500 1,633,402
Dongfeng Motor Group Co.
Ltd.
, Class H
258,000 193,271
Geely Automobile Holdings
Ltd. 394,000 618,267
Great Wall Motor Co. Ltd.
,
Class H
1,095,000 1,745,454
Li Auto, Inc., ADR * 71,900 1,855,738
XPeng , Inc., ADR * 26,800 739,412
6,785,544
Banks 6.1%
Agricultural Bank of China
Ltd.
, Class H
17,465,000 6,698,532
Bank of China Ltd.
, Class H
21,611,000 8,677,538
Bank of Communications Co.
Ltd.
, Class A
1,854,800 1,492,155
Bank of Communications Co.
Ltd.
, Class H
3,238,000 2,324,132
China CITIC Bank Corp. Ltd.
,
Class H
1,155,000 583,957
China Construction Bank
Corp.
, Class H
11,092,000 8,332,268
Industrial & Commercial Bank
of China Ltd.
, Class H
5,135,000 3,147,680
31,256,262
Beverages 1.2%
Chongqing Brewery Co. Ltd.
,
Class A
* 10,400 175,253
Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd.
, Class A
52,000 1,104,213
Kweichow Moutai Co. Ltd.
,
Class A
4,865 1,312,405
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd.
, Class A
6,400 256,272
Sichuan Swellfun Co. Ltd.
,
Class A
199,068 2,580,482
Tsingtao Brewery Co. Ltd.
,
Class H
(a) 80,000 633,289

2 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Beverages
Wuliangye Yibin Co. Ltd.
,
Class A
3,800 92,328
6,154,242
Capital Markets 0.0%
†
GF Securities Co. Ltd.
, Class H
80,800 113,908
Chemicals 0.1%
China BlueChemical Ltd.
,
Class H
822,000 280,695
Dongyue Group Ltd. (a) 252,000 342,155
Hubei Xingfa Chemicals
Group Co. Ltd.
, Class A
27,200 141,911
764,761
Diversified Consumer Services 0.1%
China Education Group
Holdings Ltd. Reg. S 778,000 671,959
Electronic Equipment, Instruments & Components 0.7%
Kingboard Holdings Ltd. 577,500 2,795,276
Sunny Optical Technology
Group Co. Ltd. 29,700 475,701
Xiamen Faratronic Co. Ltd.
,
Class A
11,600 365,311
3,636,288
Entertainment 1.4%
NetEase , Inc., ADR 81,400 7,300,766
Tencent Music Entertainment
Group, ADR * 24,000 116,880
7,417,646
Food Products 0.1%
Uni -President China Holdings
Ltd. 375,000 326,244
Gas Utilities 0.8%
ENN Energy Holdings Ltd. 51,000 760,050
Kunlun Energy Co. Ltd. 3,994,000 3,457,296
4,217,346
Health Care Equipment & Supplies 0.0%
†
Lifetech Scientific Corp. *(a) 352,000 116,954
Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd.
, Class A
1,500 72,419
189,373
Health Care Providers & Services 0.1%
Sinopharm Group Co. Ltd.
,
Class H
196,400 446,691
Hotels, Restaurants & Leisure 0.6%
Huazhu Group Ltd., ADR 34,000 1,121,660
Tongcheng Travel Holdings
Ltd. Reg. S * 236,000 418,538
Trip.com Group Ltd., ADR * 55,800 1,290,096
Yum China Holdings, Inc. 6,300 261,702
3,091,996
Independent Power and Renewable Electricity Producers
0.0%
†
CGN Power Co. Ltd.
, Class H
Reg. S (b) 520,000 135,690
Industrial Conglomerates 0.4%
CITIC Ltd. 2,060,000 2,282,964
Common Stocks
Shares Value ($)
CHINA
Insurance 1.0%
China Pacific Insurance
Group Co. Ltd.
, Class H
496,400 1,205,516
PICC Property & Casualty
Co. Ltd.
, Class H
3,698,000 3,773,331
4,978,847
Interactive Media & Services 3.7%
Baidu, Inc., ADR * 13,100 1,733,130
JOYY, Inc., ADR 13,900 510,547
Tencent Holdings Ltd. 344,800 16,266,074
18,509,751
Internet & Direct Marketing Retail 4.7%
Alibaba Group Holding Ltd.,
ADR *(a) 109,300 11,891,840
JD.com, Inc., ADR *(a) 64,200 3,715,254
JD.com, Inc.
, Class A
* 16,095 471,388
Meituan
, Class B
Reg. S *(b) 255,600 5,036,756
Pinduoduo , Inc., ADR * 69,100 2,771,601
23,886,839
Life Sciences Tools & Services 0.5%
Pharmaron Beijing Co. Ltd.
,
Class H
Reg. S (b) 113,600 1,372,807
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 158,000 1,281,731
2,654,538
Machinery 0.4%
China International Marine
Containers Group Co. Ltd.
,
Class H
(a) 484,000 788,980
Haitian International Holdings
Ltd. 564,000 1,459,330
2,248,310
Marine 0.5%
COSCO SHIPPING Holdings
Co. Ltd.
, Class A
* 70,590 170,729
SITC International Holdings
Co. Ltd. 724,000 2,555,717
2,726,446
Media 0.3%
Focus Media Information
Technology Co. Ltd.
, Class A
1,841,700 1,761,481
Metals & Mining 0.5%
Angang Steel Co. Ltd.
, Class H
254,000 116,518
Shanxi Meijin Energy Co.
Ltd.
, Class A
* 743,500 1,490,986
Shanxi Taigang Stainless
Steel Co. Ltd.
, Class A
1,090,800 1,151,774
YongXing Special Materials
Technology Co. Ltd.
, Class A
4,400 81,750
2,841,028
Oil, Gas & Consumable Fuels 3.0%
China Petroleum & Chemical
Corp.
, Class H
10,438,000 5,219,183
China Shenhua Energy Co.
Ltd.
, Class H
1,188,500 3,790,965
PetroChina Co. Ltd.
, Class H
11,516,000 5,897,346
14,907,494

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Pharmaceuticals 2.0%
China Resources Sanjiu
Medical & Pharmaceutical
Co. Ltd.
, Class A
43,600 311,040
CSPC Pharmaceutical Group
Ltd. 3,284,000 3,765,838
Dong-E-E-Jiao Co. Ltd.
, Class
A
198,500 1,058,329
Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd.
, Class A
196,900 969,998
Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd.
, Class H
320,000 844,901
Yunnan Baiyao Group Co.
Ltd.
, Class A
96,300 1,239,942
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.
,
Class A
31,300 1,555,489
Zhejiang NHU Co. Ltd.
, Class
A
168,160 837,493
10,583,030
Real Estate Management & Development 0.4%
China Jinmao Holdings Group
Ltd. 432,000 127,375
China Resources Land Ltd. 26,000 120,517
Country Garden Services
Holdings Co. Ltd. 198,000 841,352
Longfor Group Holdings Ltd.
Reg. S (b) 145,000 739,943
1,829,187
Semiconductors & Semiconductor Equipment 0.4%
Ingenic Semiconductor Co.
Ltd.
, Class A
24,000 343,372
SG Micro Corp.
, Class A
2,800 143,047
Silergy Corp. 14,000 1,649,019
2,135,438
Specialty Retail 0.5%
China Meidong Auto Holdings
Ltd. 66,000 250,524
China Yongda Automobiles
Services Holdings Ltd. 1,480,000 1,609,530
Zhongsheng Group Holdings
Ltd. 83,500 587,933
2,447,987
Technology Hardware, Storage & Peripherals 0.3%
Lenovo Group Ltd. 1,626,000 1,763,498
Textiles, Apparel & Luxury Goods 0.9%
Bosideng International
Holdings Ltd. (a) 3,708,000 1,723,826
JNBY Design Ltd. Reg. S 320,000 380,036
Li Ning Co. Ltd. 300,500 2,575,579
4,679,441
Transportation Infrastructure 0.4%
China Merchants Port
Holdings Co. Ltd. 114,087 206,008
Common Stocks
Shares Value ($)
CHINA
Transportation Infrastructure
Shanghai International Port
Group Co. Ltd.
, Class A
1,918,476 1,647,254
1,853,262
167,680,634
GREECE 0.6%
Diversified Telecommunication Services 0.2%
Hellenic Telecommunications
Organization SA 62,595 1,132,476
Marine 0.4%
Diana Shipping, Inc. 34,000 183,600
Star Bulk Carriers Corp. (a) 64,300 1,909,067
2,092,667
3,225,143
HONG KONG 0.3%
Electronic Equipment, Instruments & Components 0.0%
†
Truly International Holdings
Ltd. 622,000 176,143
Independent Power and Renewable Electricity Producers
0.0%
†
Concord New Energy Group
Ltd. 2,190,000 202,718
Pharmaceuticals 0.3%
Sino Biopharmaceutical Ltd. 1,802,000 1,117,827
1,496,688
HUNGARY 0.1%
Oil, Gas & Consumable Fuels 0.1%
MOL Hungarian Oil & Gas plc 36,279 320,173
INDIA 12.5%
Aerospace & Defense 1.3%
Bharat Electronics Ltd. 1,652,894 4,561,084
Hindustan Aeronautics Ltd.
Reg. S 102,997 2,007,799
6,568,883
Automobiles 0.2%
Mahindra & Mahindra Ltd. 115,997 1,227,106
Banks 1.4%
ICICI Bank Ltd., ADR 332,920 6,305,505
State Bank of India 179,697 1,161,715
7,467,220
Capital Markets 0.1%
Edelweiss Financial Services
Ltd. 338,118 260,416
ICICI Securities Ltd. Reg. S
(b) 41,037 334,863
Indian Energy Exchange Ltd.
Reg. S (b) 24,618 72,361
Tata Investment Corp. Ltd. 4,844 86,324
753,964
Chemicals 0.7%
Chambal Fertilisers and
Chemicals Ltd. 220,129 1,218,475
Deepak Fertilisers &
Petrochemicals Corp. Ltd. 59,617 438,617
Finolex Industries Ltd. 74,493 150,885

4 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDIA
Chemicals
Gujarat Narmada Valley
Fertilizers & Chemicals Ltd. 74,852 828,930
Gujarat State Fertilizers &
Chemicals Ltd. 277,588 588,428
SRF Ltd. 4,190 147,156
3,372,491
Construction & Engineering 0.3%
Larsen & Toubro Ltd. 72,079 1,671,137
Diversified Financial Services 0.7%
Power Finance Corp. Ltd. 715,967 1,057,426
REC Ltd. 1,441,661 2,332,347
3,389,773
Diversified Telecommunication Services 0.1%
Tata Communications Ltd. 23,389 377,222
Electric Utilities 0.1%
Power Grid Corp. of India Ltd. 101,030 288,197
Electrical Equipment 0.1%
ABB India Ltd. 25,554 724,120
Electronic Equipment, Instruments & Components 0.2%
Redington India Ltd. 523,061 995,359
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Embassy Office Parks REIT 33,972 166,054
Food Products 0.0%
†
CCL Products India Ltd. 16,346 86,420
Gas Utilities 0.5%
Adani Total Gas Ltd. 9,060 256,002
GAIL India Ltd. 1,054,144 2,157,062
2,413,064
Health Care Providers & Services 0.3%
Apollo Hospitals Enterprise
Ltd. 27,304 1,617,057
Hotels, Restaurants & Leisure 0.1%
Indian Hotels Co. Ltd. 202,592 632,485
Independent Power and Renewable Electricity Producers
0.1%
JSW Energy Ltd. 101,208 402,023
NHPC Ltd. 670,697 245,599
647,622
IT Services 3.2%
Coforge Ltd. 13,970 814,286
Infosys Ltd., ADR 437,405 10,887,010
Larsen & Toubro Infotech Ltd.
Reg. S (b) 5,325 430,099
Mindtree Ltd. 28,456 1,602,573
NIIT Ltd. 44,284 361,421
Persistent Systems Ltd. 14,326 896,423
Sonata Software Ltd. 13,669 132,848
Tata Consultancy Services
Ltd. 15,737 773,942
Tech Mahindra Ltd. 28,100 553,837
16,452,439
Machinery 0.0%
†
Cummins India Ltd. 6,864 100,906
Metals & Mining 0.9%
Hindalco Industries Ltd. 48,501 361,510
Common Stocks
Shares Value ($)
INDIA
Metals & Mining
Hindustan Zinc Ltd. 140,287 572,469
JSW Steel Ltd. 80,282 773,142
MOIL Ltd. 73,731 178,923
National Aluminium Co. Ltd. 332,673 529,583
NMDC Ltd. 799,920 1,704,443
Vedanta Ltd. 71,616 379,308
4,499,378
Oil, Gas & Consumable Fuels 0.9%
Oil & Natural Gas Corp. Ltd. 1,510,220 3,252,177
Oil India Ltd. 200,874 629,921
Reliance Industries Ltd. 16,664 576,776
4,458,874
Pharmaceuticals 0.2%
Pfizer Ltd. 4,397 251,113
Sun Pharmaceutical
Industries Ltd. 66,197 797,074
1,048,187
Software 0.3%
Tata Elxsi Ltd. 14,918 1,728,665
Textiles, Apparel & Luxury Goods 0.1%
Arvind Ltd. * 104,167 156,341
KPR Mill Ltd. 23,296 190,542
346,883
Tobacco 0.7%
ITC Ltd. 1,101,128 3,629,136
64,662,642
INDONESIA 1.2%
Banks 0.3%
Bank Mandiri Persero Tbk . PT 2,381,400 1,306,687
Bank Pembangunan Daerah
Jawa Timur Tbk . PT 5,949,700 327,362
1,634,049
Diversified Telecommunication Services 0.7%
Telkom Indonesia Persero
Tbk . PT 12,632,500 4,028,512
Metals & Mining 0.1%
Vale Indonesia Tbk . PT 585,400 272,869
Multiline Retail 0.1%
Matahari Department Store
Tbk . PT 1,085,500 468,809
6,404,239
MEXICO 1.5%
Banks 0.1%
Grupo Financiero Banorte
SAB de CV
, Class O
(a) 77,100 579,704
Beverages 0.3%
Coca-Cola Femsa SAB de
CV, ADR 10,826 594,889
Fomento Economico
Mexicano SAB de CV, ADR 11,841 981,027
1,575,916
Industrial Conglomerates 0.1%
Alfa SAB de CV
, Class A
(a) 792,401 601,970

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
MEXICO
Multiline Retail 0.1%
El Puerto de Liverpool SAB
de CV
, Class C1
(a) 119,600 610,086
Transportation Infrastructure 0.4%
Grupo Aeroportuario del
Centro Norte SAB de CV 118,051 883,334
Grupo Aeroportuario del
Pacifico SAB de CV
, Class
B
* 31,000 502,811
Grupo Aeroportuario del
Sureste SAB de CV, ADR 3,183 705,353
2,091,498
Wireless Telecommunication Services 0.5%
America Movil SAB de CV
,
Class L
, ADR 114,770 2,427,385
7,886,559
MONACO 0.0%
†
Marine 0.0%
†
Costamare , Inc. 4,600 78,430
PERU 0.5%
Metals & Mining 0.5%
Southern Copper Corp. 32,200 2,443,980
PHILIPPINES 0.8%
Banks 0.1%
Metropolitan Bank & Trust Co. 428,720 471,765
Electric Utilities 0.0%
†
Manila Electric Co. 22,290 160,793
Industrial Conglomerates 0.0%
†
DMCI Holdings, Inc. 761,200 132,735
Transportation Infrastructure 0.6%
International Container
Terminal Services, Inc. 682,020 2,952,191
Wireless Telecommunication Services 0.1%
PLDT, Inc., ADR (a) 10,364 364,191
4,081,675
POLAND 0.7%
Banks 0.5%
Bank Polska Kasa Opieki SA 38,147 1,017,004
Powszechna Kasa
Oszczednosci Bank Polski
SA * 144,912 1,362,499
2,379,503
Consumer Finance 0.1%
KRUK SA 10,300 761,923
Oil, Gas & Consumable Fuels 0.1%
Polskie Gornictwo Naftowe i
Gazownictwo SA 424,748 625,735
3,767,161
QATAR 0.3%
Industrial Conglomerates 0.3%
Industries Qatar QSC 299,198 1,557,332
Common Stocks
Shares Value ($)
QATAR
Metals & Mining 0.0%
†
Qatar Aluminum
Manufacturing Co. 333,582 233,112
1,790,444
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC ^∞ 819,980 0
VTB Bank PJSC, GDR Reg.
S ^∞ 274,372 0
0
Chemicals 0.0%
†
PhosAgro PJSC, GDR Reg.
S ^∞ 7,549 0
Metals & Mining 0.0%
†
Novolipetsk Steel PJSC, GDR
Reg. S ^∞ 78,727 0
Severstal PAO, GDR Reg.
S ^∞ 179,420 0
0
Oil, Gas & Consumable Fuels 0.0%
†
Novatek PJSC, GDR Reg.
S ^∞ 11,088 0
0
SAUDI ARABIA 4.4%
Banks 2.2%
Al Rajhi Bank 135,733 5,787,576
Alinma Bank 126,910 1,308,289
Banque Saudi Fransi 77,239 1,104,878
Riyad Bank 247,655 2,477,470
10,678,213
Chemicals 1.3%
SABIC Agri -Nutrients Co. 38,949 1,885,590
Sahara International
Petrochemical Co. 39,923 568,633
Saudi Basic Industries Corp. 130,078 4,529,591
6,983,814
Metals & Mining 0.3%
Saudi Arabian Mining Co. * 45,422 1,617,278
Oil, Gas & Consumable Fuels 0.6%
Saudi Arabian Oil Co. Reg.
S (b) 283,812 3,257,733
22,537,038
SOUTH AFRICA 3.3%
Banks 0.8%
Absa Group Ltd. 120,394 1,563,259
Standard Bank Group Ltd. 216,807 2,697,428
4,260,687
Diversified Financial Services 1.7%
FirstRand Ltd. 1,593,375 8,413,636
Equity Real Estate Investment Trusts (REITs) 0.1%
Vukile Property Fund Ltd. 409,916 393,975
Insurance 0.0%
†
Momentum Metropolitan
Holdings 122,887 144,877
Metals & Mining 0.6%
African Rainbow Minerals Ltd. 12,905 252,440

6 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SOUTH AFRICA
Metals & Mining
Anglo American Platinum Ltd. 13,212 1,814,280
Northam Platinum Holdings
Ltd. * 57,601 860,370
Sibanye Stillwater Ltd. 86,791 352,533
3,279,623
Trading Companies & Distributors 0.1%
Barloworld Ltd. 52,542 416,990
16,909,788
SOUTH KOREA 14.5%
Aerospace & Defense 0.4%
Hanwha Aerospace Co. Ltd. 40,218 1,725,688
LIG Nex1 Co. Ltd. 5,001 296,097
2,021,785
Automobiles 1.2%
Kia Corp. 99,764 6,058,845
Banks 3.4%
BNK Financial Group, Inc. 150,041 981,136
DGB Financial Group, Inc. 256,059 1,965,177
Hana Financial Group, Inc. 173,094 6,910,163
JB Financial Group Co. Ltd. 89,891 624,808
KB Financial Group, Inc. 141,440 7,110,531
17,591,815
Capital Markets 0.5%
Daishin Securities Co. Ltd. 8,957 130,849
Korea Investment Holdings
Co. Ltd. 7,521 484,359
KTB Investment & Securities
Co. Ltd. 109,868 474,293
Mirae Asset Securities Co.
Ltd. 234,913 1,652,125
2,741,626
Chemicals 0.2%
Hyosung TNC Corp. 982 374,289
LOTTE Fine Chemical Co.
Ltd. 10,268 667,802
1,042,091
Communications Equipment 0.0%
†
KAON Media Co. Ltd. 182 1,953
Diversified Financial Services 0.0%
†
Meritz Financial Group, Inc. 2,074 69,371
Electronic Equipment, Instruments & Components 0.6%
Daeduck Electronics Co. Ltd. 8,918 207,426
Samsung SDI Co. Ltd. 5,785 2,822,759
STIC Investments, Inc. 13,170 111,321
3,141,506
Health Care Equipment & Supplies 0.2%
Dentium Co. Ltd. 8,276 487,534
SD Biosensor, Inc. 7,420 342,145
829,679
Industrial Conglomerates 0.3%
Hanwha Corp. 5,823 150,353
LG Corp. 18,651 1,170,911
1,321,264
Insurance 0.2%
DB Insurance Co. Ltd. 13,169 757,218
Common Stocks
Shares Value ($)
SOUTH KOREA
Insurance
Tongyang Life Insurance Co.
Ltd. 49,061 267,260
1,024,478
IT Services 0.0%
†
Kakaopay Corp. * 1,547 188,521
Leisure Products 0.2%
GOLFZON Co. Ltd. 8,374 1,075,107
Marine 0.3%
HMM Co. Ltd. 37,707 901,489
Pan Ocean Co. Ltd. 94,936 544,670
1,446,159
Media 0.0%
†
Cheil Worldwide, Inc. 6,534 126,587
Metals & Mining 0.1%
Korea Zinc Co. Ltd. 1,202 578,751
Multiline Retail 0.1%
Shinsegae , Inc. 1,825 382,964
Pharmaceuticals 0.2%
Daewoong Pharmaceutical
Co. Ltd. 4,609 621,288
Hanmi Science Co. Ltd. 11,140 408,465
1,029,753
Real Estate Management & Development 0.0%
†
Korea Real Estate Investment
& Trust Co. Ltd. 76,100 147,248
Semiconductors & Semiconductor Equipment 1.2%
Hana Materials, Inc. 6,713 306,229
Jusung Engineering Co. Ltd. 10,378 219,740
LEENO Industrial, Inc. 2,982 451,976
MK Electron Co. Ltd. 11,481 163,018
SK Hynix, Inc. 51,563 4,935,769
6,076,732
Technology Hardware, Storage & Peripherals 4.6%
Samsung Electronics Co. Ltd. 365,871 20,901,347
Samsung Electronics Co. Ltd.
(Preference) 61,638 3,188,153
24,089,500
Textiles, Apparel & Luxury Goods 0.5%
DI Dong Il Corp. 6,418 1,381,474
F&F Co. Ltd. 298 181,388
Handsome Co. Ltd. 6,885 202,000
LF Corp. 55,582 808,924
TK Chemical Corp. * 31,759 141,910
2,715,696
Tobacco 0.3%
KT&G Corp. 22,805 1,517,735
75,219,166
TAIWAN 13.4%
Automobiles 0.1%
China Motor Corp. 172,000 362,674
Banks 0.1%
Taishin Financial Holding Co.
Ltd. 878,000 626,885
Capital Markets 0.0%
†
President Securities Corp. 106,000 84,869

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
TAIWAN
Chemicals 0.3%
Nan Ya Plastics Corp. 424,000 1,374,124
Taiwan Fertilizer Co. Ltd. 163,000 415,768
1,789,892
Construction & Engineering 0.0%
†
CTCI Corp. 139,000 224,450
Diversified Financial Services 0.3%
Chailease Holding Co. Ltd. 124,000 1,091,164
Yuanta Financial Holding Co.
Ltd. 574,000 527,688
1,618,852
Electronic Equipment, Instruments & Components 1.2%
Compeq Manufacturing Co.
Ltd. 408,000 683,115
E Ink Holdings, Inc. 102,000 647,188
Nan Ya Printed Circuit Board
Corp. 64,000 1,156,419
Unimicron Technology Corp. 435,000 3,734,255
6,220,977
Entertainment 0.1%
International Games System
Co. Ltd. 10,000 266,453
Insurance 1.2%
Cathay Financial Holding Co.
Ltd. 1,231,000 2,760,625
Fubon Financial Holding Co.
Ltd. 1,208,000 3,213,046
5,973,671
Marine 1.0%
Evergreen Marine Corp.
Taiwan Ltd. 20,000 93,531
U-Ming Marine Transport
Corp. 123,000 252,374
Wan Hai Lines Ltd. 601,400 3,299,365
Wisdom Marine Lines Co.
Ltd. 428,000 1,282,537
4,927,807
Semiconductors & Semiconductor Equipment 8.5%
Amazing Microelectronic
Corp. 13,000 80,996
Ardentec Corp. 463,000 804,784
Elite Semiconductor
Microelectronics
Technology, Inc. 119,000 660,625
eMemory Technology, Inc. 10,000 636,488
Greatek Electronics, Inc. 401,000 1,035,564
Kinsus Interconnect
Technology Corp. 294,000 1,971,022
MediaTek , Inc. 62,000 1,933,091
Sitronix Technology Corp. 50,000 502,556
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,600,000 33,079,094
United Microelectronics Corp. 1,701,000 3,141,316
Winbond Electronics Corp. 360,000 387,528
44,233,064
Technology Hardware, Storage & Peripherals 0.5%
Lite-On Technology Corp. 1,001,000 2,371,567
Common Stocks
Shares Value ($)
TAIWAN
Trading Companies & Distributors 0.1%
Brighton-Best International
Taiwan, Inc. 306,000 408,647
69,109,808
THAILAND 2.5%
Banks 0.7%
Siam Commercial Bank PCL
(The) 993,400 3,376,067
Chemicals 0.4%
PTT Global Chemical PCL 1,376,200 2,089,761
Health Care Providers & Services 0.4%
Bangkok Chain Hospital PCL 1,313,600 813,021
Bumrungrad Hospital PCL 55,900 110,959
Chularat Hospital PCL
, Class F
3,598,400 417,396
Vibhavadi Medical Center
PCL 6,855,700 506,489
1,847,865
Hotels, Restaurants & Leisure 0.1%
Minor International PCL * 286,300 286,222
Industrial Conglomerates 0.1%
Thoresen Thai Agencies PCL 2,232,600 630,816
Marine 0.3%
Precious Shipping PCL 1,587,000 809,472
Regional Container Lines
PCL 727,400 946,631
1,756,103
Multiline Retail 0.0%
†
Central Retail Corp. PCL 160,700 191,148
Oil, Gas & Consumable Fuels 0.4%
PTT Exploration & Production
PCL 522,700 2,260,624
Real Estate Management & Development 0.1%
Supalai PCL 800,800 521,744
12,960,350
TURKEY 0.2%
Beverages 0.1%
Coca-Cola Icecek A/S 42,046 335,646
Metals & Mining 0.1%
Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S
,
Class D
* 617,840 643,660
Koza Anadolu Metal
Madencilik Isletmeleri A/S * 115,947 203,957
847,617
1,183,263
UNITED ARAB EMIRATES 0.0%
†
Banks 0.0%
†
Abu Dhabi Islamic Bank
PJSC 33,998 80,757
UNITED STATES 0.5%
Food Products 0.3%
JBS SA 231,200 1,807,916

8 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 0.2%
Parade Technologies Ltd. 15,000 937,597
2,745,513
Total Common Stocks
(cost $504,439,552) 502,717,244
Repurchase Agreements 1.5%
Principal
Amount ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045;
total market value
$1,020,000.(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $6,543,565,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$6,674,383.(c) 6,543,512 6,543,512
Total Repurchase Agreements
(cost $7,543,512) 7,543,512
Total Investments
(cost $511,983,064)   — 98.6% 510,260,756
Other assets in excess of liabilities — 1.4% 7,301,963
NET ASSETS — 100.0%
$ 517,562,719
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $25,192,824, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,543,512 and by $19,279,395 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/15/2022 – 11/15/2051, a total value of
$26,822,907.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $12,661,983 which represents 2.45% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $7,543,512.
ADR American Depositary Receipt
GDR Global Depositary Receipt
PAO Public Stock Company
PH Philippines
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 86 6/2022 USD 4,839,650 363,089
Net contracts 363,089
As of March 31, 2022, the Fund had $347,537 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

10 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 456,797 $ 8,766,311 $ – $ 9,223,108
Air Freight & Logistics 207,500 – – 207,500
Automobiles 2,595,150 11,839,019 – 14,434,169
Banks 18,070,057 70,141,651 – 88,211,708
Beverages 3,907,330 6,489,888 – 10,397,218
Capital Markets 596,163 3,694,367 – 4,290,530
Chemicals 881,289 16,042,810 – 16,924,099
Communications Equipment – 1,953 – 1,953
Construction & Engineering – 1,895,587 – 1,895,587
Consumer Finance – 761,923 – 761,923
Diversified Consumer Services – 671,959 – 671,959
Diversified Financial Services – 13,491,632 – 13,491,632
Diversified Telecommunication Services – 5,538,210 – 5,538,210
Electric Utilities 7,772,213 448,990 – 8,221,203
Electrical Equipment 584,456 724,120 – 1,308,576
Electronic Equipment, Instruments &
Components – 14,170,273 – 14,170,273
Entertainment 7,417,646 266,453 – 7,684,099
Equity Real Estate Investment Trusts
(REITs) – 560,029 – 560,029
Food & Staples Retailing 1,226,742 – – 1,226,742
Food Products 3,133,139 412,664 – 3,545,803
Gas Utilities – 6,630,410 – 6,630,410
Health Care Equipment & Supplies – 1,019,052 – 1,019,052
Health Care Providers & Services 110,959 3,800,654 – 3,911,613
Hotels, Restaurants & Leisure 2,673,458 1,337,245 – 4,010,703
Independent Power and Renewable
Electricity Producers – 986,030 – 986,030
Industrial Conglomerates 601,970 5,925,111 – 6,527,081
Insurance 1,133,304 12,121,873 – 13,255,177
Interactive Media & Services 2,243,677 16,266,074 – 18,509,751
Internet & Direct Marketing Retail 18,378,695 5,508,144 – 23,886,839
IT Services 10,887,010 5,753,950 – 16,640,960
Leisure Products – 1,075,107 – 1,075,107
Life Sciences Tools & Services – 2,654,538 – 2,654,538
Machinery – 2,349,216 – 2,349,216
Marine 3,282,656 10,856,515 – 14,139,171
Media – 1,888,068 – 1,888,068
Metals & Mining 10,989,878 14,169,656 – 25,159,534
Multiline Retail 1,620,818 1,042,921 – 2,663,739
Oil, Gas & Consumable Fuels 1,767,862 25,830,633 – 27,598,495
Pharmaceuticals – 13,778,797 – 13,778,797
Real Estate Management & Development – 2,498,179 – 2,498,179
Semiconductors & Semiconductor
Equipment – 53,382,831 – 53,382,831
Software – 1,728,665 – 1,728,665
Specialty Retail – 2,447,987 – 2,447,987
Technology Hardware, Storage &
Peripherals – 28,224,565 – 28,224,565
Textiles, Apparel & Luxury Goods 492,885 7,742,020 – 8,234,905
Tobacco – 5,146,871 – 5,146,871
Trading Companies & Distributors – 825,637 – 825,637
Transportation Infrastructure 2,091,498 4,805,453 – 6,896,951
Wireless Telecommunication Services 3,880,051 – – 3,880,051
Total Common Stocks $ 107,003,203 $ 395,714,041 $ – $ 502,717,244
Futures Contracts 363,089 – – 363,089
Repurchase Agreements – 7,543,512 – 7,543,512
Total $ 107,366,292 $ 403,257,553 $ – $ 510,623,845

12 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2022, the Fund held six common stock investments that were categorized as a Level 3 investments which were valued at $0.
Common
Stocks Total
Balance as of 12/31/2021 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 936,814 936,814
Purchases
*
3,914,652 3,914,652
Sales (5,311,476) (5,311,476)
Change in Unrealized Appreciation/Depreciation (13,520,314) (13,520,314)
Transfers into Level 3 13,980,324 13,980,324
Transfers out of Level 3 — —
Balance as of 3/31/2022 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 3/31/2022 $ ( 13 , 520 , 314 ) $(13,520,314)
Amounts designated as "−" are zero or have been rounded to zero.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 363,089
Total $ 363,089
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 98.0%
Shares Value ($)
AUSTRALIA 9.4%
Banks 2.5%
Australia & New Zealand
Banking Group Ltd. (a) 495,805 10,160,203
Commonwealth Bank of
Australia (a) 213,574 16,770,399
Westpac Banking Corp. 33,838 609,353
27,539,955
Beverages 0.7%
Treasury Wine Estates Ltd. 930,086 7,966,884
Biotechnology 0.2%
CSL Ltd. (a) 13,594 2,699,726
Capital Markets 0.4%
ASX Ltd. (a) 13,967 847,795
Macquarie Group Ltd. 24,697 3,715,134
4,562,929
Diversified Telecommunication Services 0.7%
Telstra Corp. Ltd. 2,602,803 7,675,936
Equity Real Estate Investment Trusts (REITs) 0.2%
Charter Hall Group 77,869 945,436
Goodman Group 92,689 1,574,300
2,519,736
Food & Staples Retailing 0.2%
Woolworths Group Ltd. 88,904 2,469,319
Hotels, Restaurants & Leisure 0.6%
Aristocrat Leisure Ltd. 256,816 6,962,625
Insurance 0.2%
Suncorp Group Ltd. 278,170 2,300,159
IT Services 0.4%
Computershare Ltd. 227,977 4,170,848
Metals & Mining 2.6%
BHP Group Ltd. 293,634 11,257,953
Glencore plc * 668,956 4,347,392
Rio Tinto plc, ADR (a) 164,193 13,201,118
Sandfire Resources Ltd. 83,441 352,318
29,158,781
Oil, Gas & Consumable Fuels 0.0%
†
Beach Energy Ltd. 364,438 421,625
Road & Rail 0.5%
Aurizon Holdings Ltd. 2,190,588 6,015,140
Specialty Retail 0.1%
Premier Investments Ltd. 32,122 652,848
Transportation Infrastructure 0.1%
Qube Holdings Ltd. 398,547 926,032
106,042,543
AUSTRIA 0.1%
Banks 0.1%
BAWAG Group AG Reg. S
*(b) 26,248 1,324,175
BELGIUM 0.3%
Distributors 0.1%
D'ieteren Group 8,749 1,464,838
Common Stocks
Shares Value ($)
BELGIUM
Insurance 0.2%
Ageas SA/NV 34,487 1,735,577
3,200,415
BRAZIL 0.2%
Chemicals 0.2%
Yara International ASA 35,381 1,764,352
CANADA 0.2%
Oil, Gas & Consumable Fuels 0.2%
International Petroleum Corp.
* 190,451 1,795,677
CHINA 0.3%
Marine 0.3%
SITC International Holdings
Co. Ltd. 874,000 3,085,216
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd. * 168,400 305,004
3,390,220
DENMARK 2.9%
Beverages 0.0%
†
Royal Unibrew A/S 4,785 444,769
Marine 1.0%
AP Moller - Maersk A/S,
Class A 1,628 4,810,973
AP Moller - Maersk A/S,
Class B 1,768 5,329,015
D/S Norden A/S 18,336 640,495
Dfds A/S 20,889 890,329
11,670,812
Pharmaceuticals 1.5%
Novo Nordisk A/S, Class B 144,357 15,987,057
Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S 49,723 4,704,285
32,806,923
FINLAND 2.1%
Banks 0.6%
Nordea Bank Abp 685,085 7,054,816
Communications Equipment 0.3%
Nokia OYJ * 551,898 3,038,138
Food & Staples Retailing 0.6%
Kesko OYJ, Class B 240,510 6,638,322
Insurance 0.6%
Sampo OYJ, Class A 135,033 6,591,224
23,322,500
FRANCE 10.8%
Aerospace & Defense 0.8%
Dassault Aviation SA 5,681 903,180
Safran SA 73,097 8,591,106
9,494,286
Automobiles 0.0%
†
Trigano SA 1,099 159,209
Banks 0.4%
Societe Generale SA (a) 165,017 4,414,486

NVIT GS International Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
FRANCE
Beverages 0.9%
Pernod Ricard SA 44,888 9,844,930
Building Products 0.7%
Cie de Saint-Gobain 135,689 8,074,865
Chemicals 0.3%
Arkema SA 25,104 2,994,974
Construction & Engineering 0.2%
Eiffage SA 13,530 1,386,793
Vinci SA 11,320 1,157,330
2,544,123
Electric Utilities 0.0%
†
Electricite de France SA (a) 41,169 387,867
Electrical Equipment 0.8%
Legrand SA 89,295 8,489,007
Equity Real Estate Investment Trusts (REITs) 0.4%
Covivio 22,150 1,757,371
Gecina SA 21,069 2,650,992
4,408,363
Insurance 0.6%
AXA SA 194,946 5,693,187
Coface SA 34,644 415,177
SCOR SE 19,532 627,779
6,736,143
Life Sciences Tools & Services 0.3%
Sartorius Stedim Biotech 8,467 3,470,179
Media 0.7%
Publicis Groupe SA 130,826 7,947,221
Pharmaceuticals 1.1%
Ipsen SA 21,076 2,632,782
Sanofi 92,403 9,423,653
12,056,435
Software 0.8%
Dassault Systemes SE 191,191 9,420,933
Textiles, Apparel & Luxury Goods 2.4%
Hermes International 1,523 2,160,196
Kering SA 14,751 9,318,178
LVMH Moet Hennessy Louis
Vuitton SE (a) 21,641 15,409,899
26,888,273
Trading Companies & Distributors 0.4%
Rexel SA * 188,935 4,024,880
121,356,174
GERMANY 9.5%
Aerospace & Defense 0.2%
Rheinmetall AG 8,946 1,898,905
Air Freight & Logistics 1.0%
Deutsche Post AG
(Registered) 229,540 11,022,176
Automobiles 0.8%
Bayerische Motoren Werke
AG (Preference) 10,214 791,482
Volkswagen AG (Preference) 48,667 8,415,321
9,206,803
Common Stocks
Shares Value ($)
GERMANY
Capital Markets 0.0%
†
DWS Group GmbH & Co.
KGaA Reg. S (b) 12,957 475,688
Chemicals 1.0%
BASF SE 53,672 3,060,635
Covestro AG Reg. S (b) 32,397 1,636,962
K+S AG (Registered) * 221,935 6,731,572
11,429,169
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG
(Registered) 415,742 7,764,870
Health Care Equipment & Supplies 0.0%
†
Siemens Healthineers AG
Reg. S (b) 6,430 398,716
Household Products 0.4%
Henkel AG & Co. KGaA
(Preference) 65,569 4,391,290
Insurance 0.4%
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 15,559 4,167,732
Marine 0.2%
Hapag-Lloyd AG Reg. S (a)
(b) 6,832 2,378,816
Metals & Mining 0.0%
†
Aurubis AG 4,530 541,458
Multi-Utilities 1.3%
E.ON SE 759,057 8,827,597
RWE AG 138,386 6,036,167
14,863,764
Pharmaceuticals 2.1%
Bayer AG (Registered) 159,048 10,881,622
Merck KGaA 53,018 11,103,501
21,985,123
Software 0.7%
SAP SE 74,529 8,316,194
Trading Companies & Distributors 0.7%
Brenntag SE 85,493 6,912,882
Kloeckner & Co. SE * 35,877 484,473
7,397,355
106,238,059
HONG KONG 1.3%
Insurance 0.4%
AIA Group Ltd. 446,600 4,675,649
Marine 0.2%
Orient Overseas International
Ltd. 95,500 2,538,102
Real Estate Management & Development 0.7%
CK Asset Holdings Ltd. 100,500 686,889
Sun Hung Kai Properties Ltd. 539,000 6,420,655
7,107,544

16 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
HONG KONG
Specialty Retail 0.0%
†
Luk Fook Holdings
International Ltd. 92,000 223,775
14,545,070
INDONESIA 0.1%
Food Products 0.1%
First Resources Ltd. 468,400 706,181
ISRAEL 0.2%
Diversified Financial Services 0.2%
Plus500 Ltd. 132,817 2,460,019
ITALY 2.2%
Aerospace & Defense 0.4%
Leonardo SpA * 387,389 3,860,395
Automobiles 0.3%
Ferrari NV 14,932 3,265,380
Beverages 0.2%
Davide Campari-Milano NV 212,380 2,470,385
Capital Markets 0.2%
Azimut Holding SpA 110,977 2,575,658
Diversified Financial Services 0.0%
†
BFF Bank SpA Reg. S (b) 46,085 342,030
Electric Utilities 0.9%
Enel SpA 1,286,492 8,591,253
Insurance 0.0%
†
Unipol Gruppo SpA 64,281 351,803
IT Services 0.1%
Reply SpA 9,925 1,633,833
Multi-Utilities 0.1%
A2A SpA 706,044 1,209,801
Transportation Infrastructure 0.0%
†
Atlantia SpA * 25,685 534,138
24,834,676
JAPAN 25.3%
Automobiles 0.6%
Nissan Motor Co. Ltd. * 1,187,600 5,286,749
Toyota Motor Corp. (a) 74,100 1,327,391
6,614,140
Beverages 0.1%
Asahi Group Holdings Ltd. 28,300 1,027,392
Coca-Cola Bottlers Japan
Holdings, Inc. 30,600 360,876
1,388,268
Capital Markets 0.5%
Daiwa Securities Group, Inc.
(a) 531,100 3,007,213
Nomura Holdings, Inc. (a) 534,300 2,238,975
5,246,188
Chemicals 1.3%
Mitsubishi Gas Chemical Co.,
Inc. (a) 105,800 1,796,301
Shin-Etsu Chemical Co. Ltd. 28,700 4,373,458
Showa Denko KK 116,300 2,297,834
Tosoh Corp. 447,300 6,614,800
15,082,393
Common Stocks
Shares Value ($)
JAPAN
Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd. 17,700 415,723
Toppan, Inc. (a) 153,000 2,702,971
3,118,694
Construction & Engineering 0.0%
†
Kajima Corp. 28,200 343,434
Consumer Finance 0.1%
Acom Co. Ltd. (a) 378,800 987,461
Diversified Financial Services 1.3%
Mitsubishi HC Capital, Inc. (a) 1,418,900 6,604,049
ORIX Corp. 421,500 8,412,713
15,016,762
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 194,100 5,639,936
Electric Utilities 0.1%
Kansai Electric Power Co.,
Inc. (The) (a) 65,600 618,922
Electronic Equipment, Instruments & Components 0.6%
Citizen Watch Co. Ltd. (a) 40,800 173,831
Kyocera Corp. (a) 108,600 6,104,266
6,278,097
Entertainment 0.7%
Konami Holdings Corp. (a) 123,100 7,780,836
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Nomura Real Estate Master
Fund, Inc. 231 305,424
Food Products 0.1%
Nisshin Oillio Group Ltd.
(The) 36,400 850,818
Gas Utilities 1.1%
Osaka Gas Co. Ltd. (a) 233,600 4,010,455
Toho Gas Co. Ltd. (a) 40,400 900,431
Tokyo Gas Co. Ltd. (a) 424,600 7,777,980
12,688,866
Health Care Equipment & Supplies 0.3%
Hoya Corp. (a) 24,400 2,784,325
PHC Holdings Corp. (a) 21,100 311,172
3,095,497
Health Care Providers & Services 0.1%
Medipal Holdings Corp. 63,700 1,049,758
Hotels, Restaurants & Leisure 0.1%
Tokyotokeiba Co. Ltd. 39,400 1,401,047
Household Durables 1.2%
Haseko Corp. (a) 41,800 479,996
Iida Group Holdings Co. Ltd.
(a) 46,100 797,983
Sekisui House Ltd. 334,300 6,481,922
Sumitomo Forestry Co. Ltd. 316,500 5,587,579
13,347,480
Industrial Conglomerates 0.2%
Hitachi Ltd. 50,300 2,520,456
Insurance 0.8%
Japan Post Holdings Co. Ltd. 8,300 60,967
Sompo Holdings, Inc. 149,100 6,558,488

NVIT GS International Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
JAPAN
Insurance
Tokio Marine Holdings, Inc. 32,500 1,890,271
8,509,726
IT Services 1.3%
NEC Corp. 141,600 5,940,335
NTT Data Corp. 453,400 8,892,827
14,833,162
Machinery 1.3%
Amada Co. Ltd. 703,800 6,202,563
Mitsubishi Heavy Industries
Ltd. 61,100 2,012,200
NGK Insulators Ltd. (a) 481,100 6,868,630
15,083,393
Marine 1.1%
Mitsui OSK Lines Ltd. (a) 183,600 5,096,857
Nippon Yusen KK (a) 85,300 7,454,589
12,551,446
Metals & Mining 0.2%
Hitachi Metals Ltd. * 93,000 1,556,064
Nippon Steel Corp. 16,900 299,597
1,855,661
Multiline Retail 0.2%
J Front Retailing Co. Ltd. 224,500 1,825,644
Paper & Forest Products 0.1%
Oji Holdings Corp. (a) 230,800 1,147,424
Personal Products 0.5%
Kao Corp. 133,200 5,468,092
Pharmaceuticals 1.5%
Eisai Co. Ltd. 14,300 662,705
Hisamitsu Pharmaceutical
Co., Inc. 25,500 760,630
Santen Pharmaceutical Co.
Ltd. 460,700 4,611,834
Sumitomo Pharma Co. Ltd.
(a) 352,200 3,478,041
Takeda Pharmaceutical Co.
Ltd. (a) 239,600 6,857,313
16,370,523
Real Estate Management & Development 2.1%
Daito Trust Construction Co.
Ltd. 3,700 392,568
Daiwa House Industry Co.
Ltd. 284,300 7,427,551
Mitsubishi Estate Co. Ltd. 385,900 5,739,297
Mitsui Fudosan Co. Ltd. 371,700 7,952,517
Nomura Real Estate
Holdings, Inc. 48,100 1,151,904
22,663,837
Road & Rail 1.6%
Central Japan Railway Co. 13,800 1,798,662
East Japan Railway Co. 137,200 7,963,089
Hankyu Hanshin Holdings,
Inc. 32,700 945,856
Nippon Express Holdings,
Inc. 99,100 6,811,897
Sankyu, Inc. 6,100 199,105
Seino Holdings Co. Ltd. 73,200 666,330
18,384,939
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment 1.1%
Rohm Co. Ltd. 32,500 2,525,955
SCREEN Holdings Co. Ltd.
(a) 27,000 2,695,670
SUMCO Corp. 85,900 1,409,422
Tokyo Seimitsu Co. Ltd. (a) 156,700 6,222,254
12,853,301
Technology Hardware, Storage & Peripherals 0.6%
Ricoh Co. Ltd. (a) 826,700 7,172,306
Tobacco 0.7%
Japan Tobacco, Inc. 456,100 7,807,589
Trading Companies & Distributors 2.3%
Mitsubishi Corp. 75,400 2,840,928
Mitsui & Co. Ltd. 137,700 3,750,908
Sumitomo Corp. (a) 613,900 10,645,280
Toyota Tsusho Corp. (a) 188,000 7,735,585
24,972,701
Wireless Telecommunication Services 0.7%
KDDI Corp. (a) 18,800 617,510
SoftBank Group Corp. 159,200 7,160,358
7,777,868
282,652,089
LUXEMBOURG 0.7%
Life Sciences Tools & Services 0.7%
Eurofins Scientific SE 78,501 7,782,025
Metals & Mining 0.0%
†
APERAM SA 10,131 447,158
8,229,183
NETHERLANDS 6.3%
Banks 0.1%
ING Groep NV 110,417 1,153,943
Beverages 0.2%
Heineken Holding NV 14,846 1,161,948
Heineken NV (a) 9,739 928,506
2,090,454
Chemicals 0.1%
OCI NV * 17,583 619,062
Electrical Equipment 0.2%
Signify NV Reg. S (b) 50,419 2,350,957
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize
NV 309,043 9,934,571
Health Care Equipment & Supplies 0.8%
Koninklijke Philips NV 294,998 9,024,873
Machinery 0.1%
Aalberts NV 12,515 646,816
Oil, Gas & Consumable Fuels 1.3%
Shell plc 548,716 15,114,391
Semiconductors & Semiconductor Equipment 2.6%
ASM International NV 6,027 2,184,788
ASML Holding NV 41,997 28,011,980
30,196,768
71,131,835

18 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
NEW ZEALAND 0.1%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 304,683 965,328
NORWAY 1.8%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 10,944 434,633
Energy Equipment & Services 0.0%
†
Odfjell Drilling Ltd. * 121,365 332,007
Marine 0.6%
Golden Ocean Group Ltd. 238,762 2,935,915
MPC Container Ships ASA 1,187,402 3,966,013
6,901,928
Metals & Mining 0.4%
Norsk Hydro ASA 444,424 4,330,554
Oil, Gas & Consumable Fuels 0.8%
Aker BP ASA (a) 210,587 7,846,728
19,845,850
PORTUGAL 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galp Energia SGPS SA (a) 270,775 3,426,632
SINGAPORE 0.0%
†
Banks 0.0%
†
Oversea-Chinese Banking
Corp. Ltd. 12,600 114,522
SOUTH AFRICA 1.0%
Metals & Mining 1.0%
Anglo American plc 223,894 11,547,665
SPAIN 0.8%
Banks 0.8%
Banco Santander SA 1,676,604 5,688,660
Bankinter SA 391,044 2,280,337
7,968,997
Biotechnology 0.0%
†
Grifols SA (a) 25,287 457,429
8,426,426
SWEDEN 5.2%
Banks 0.5%
Swedbank AB, Class A (a) 411,193 6,136,580
Communications Equipment 0.5%
Telefonaktiebolaget LM
Ericsson, Class B (a) 634,134 5,802,314
Diversified Financial Services 1.0%
Industrivarden AB, Class A (a) 56,690 1,611,200
Investor AB, Class A (a) 107,838 2,505,362
Investor AB, Class B 312,156 6,778,786
10,895,348
Health Care Equipment & Supplies 0.1%
Getinge AB, Class B 39,450 1,570,308
Machinery 0.4%
Epiroc AB, Class B 51,177 921,209
Volvo AB, Class B 183,698 3,426,245
4,347,454
Metals & Mining 1.2%
Boliden AB 123,277 6,251,477
SSAB AB, Class A *(a) 204,767 1,424,481
Common Stocks
Shares Value ($)
SWEDEN
Metals & Mining
SSAB AB, Class B *(a) 843,780 5,630,222
13,306,180
Oil, Gas & Consumable Fuels 0.8%
Lundin Energy AB (a) 209,930 8,899,885
Tobacco 0.7%
Swedish Match AB 987,211 7,425,845
58,383,914
SWITZERLAND 7.6%
Banks 0.0%
†
Valiant Holding AG
(Registered) 3,776 390,189
Capital Markets 1.0%
Julius Baer Group Ltd. 15,028 871,725
UBS Group AG (Registered) 595,336 11,631,082
12,502,807
Electrical Equipment 0.3%
ABB Ltd. (Registered) 83,933 2,715,531
Huber + Suhner AG
(Registered) 2,789 260,594
2,976,125
Food Products 1.1%
Chocoladefabriken Lindt &
Spruengli AG (Registered) 13 1,570,323
Nestle SA (Registered) 82,877 10,759,160
12,329,483
Health Care Equipment & Supplies 0.1%
Sonova Holding AG
(Registered) 1,452 605,630
Health Care Providers & Services 0.3%
Galenica AG Reg. S (b) 43,916 3,373,471
Insurance 0.4%
Baloise Holding AG
(Registered) 21,158 3,770,236
Helvetia Holding AG
(Registered) 4,156 541,031
4,311,267
Life Sciences Tools & Services 1.4%
Lonza Group AG (Registered) 16,079 11,648,967
Tecan Group AG (Registered) 12,727 5,015,856
16,664,823
Marine 0.8%
Kuehne + Nagel International
AG (Registered) 30,599 8,670,102
Pharmaceuticals 1.1%
Roche Holding AG 30,736 12,155,329
Professional Services 0.2%
DKSH Holding AG 21,251 1,783,964
Real Estate Management & Development 0.3%
PSP Swiss Property AG
(Registered) 22,895 3,004,715
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA
(Registered) 55,168 6,997,978
85,765,883

NVIT GS International Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
UNITED KINGDOM 7.6%
Aerospace & Defense 0.2%
Babcock International Group
plc * 69,429 294,790
BAE Systems plc 161,458 1,521,978
1,816,768
Banks 0.5%
Lloyds Banking Group plc 6,055,578 3,707,214
Natwest Group plc 821,350 2,311,130
6,018,344
Beverages 0.5%
Diageo plc 110,744 5,597,357
Capital Markets 0.2%
Man Group plc 617,423 1,881,953
Distributors 0.2%
Inchcape plc 236,888 2,067,896
Diversified Financial Services 0.1%
M&G plc 566,718 1,641,527
Electric Utilities 0.8%
SSE plc 390,476 8,940,882
Equity Real Estate Investment Trusts (REITs) 0.0%
†
UK Commercial Property
REIT Ltd. 327,357 379,009
Hotels, Restaurants & Leisure 0.4%
InterContinental Hotels Group
plc 48,860 3,308,649
Whitbread plc * 27,696 1,030,652
4,339,301
Household Durables 0.1%
Persimmon plc 33,617 945,521
Taylor Wimpey plc 277,394 473,344
1,418,865
Household Products 0.1%
Reckitt Benckiser Group plc 8,089 618,299
Independent Power and Renewable Electricity Producers
0.0%
†
Drax Group plc 33,301 342,799
Industrial Conglomerates 0.2%
DCC plc 13,626 1,056,082
Melrose Industries plc 1,039,840 1,683,189
2,739,271
Insurance 1.0%
Aviva plc 1,577,373 9,311,107
Prudential plc 115,661 1,708,519
11,019,626
Media 0.1%
ITV plc * 1,146,057 1,226,661
Multiline Retail 0.6%
Next plc 89,616 7,066,717
Multi-Utilities 0.1%
Centrica plc * 972,385 1,017,846
Pharmaceuticals 0.2%
AstraZeneca plc, ADR (a) 31,494 2,089,312
Tobacco 2.1%
British American Tobacco plc
(a) 355,569 14,872,173
Common Stocks
Shares Value ($)
UNITED KINGDOM
Tobacco
Imperial Brands plc 390,311 8,218,409
23,090,582
Wireless Telecommunication Services 0.2%
Vodafone Group plc, ADR (a) 139,729 2,322,296
85,635,311
UNITED STATES 1.7%
Automobiles 0.8%
Stellantis NV 524,570 8,506,682
Hotels, Restaurants & Leisure 0.0%
†
Carnival plc, ADR *(a) 15,651 285,944
Pharmaceuticals 0.9%
GlaxoSmithKline plc, ADR (a) 248,008 10,803,229
19,595,855
Total Common Stocks
(cost $1,043,961,897) 1,099,507,477
Repurchase Agreements 8.4%
Principal
Amount ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $20,000,167,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045;
total market value
$20,400,000.(c) 20,000,000 20,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $9,356,627,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$9,543,683.(c) 9,356,552 9,356,552
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase
price $15,000,130,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $15,306,254.(c) 15,000,000 15,000,000

20 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.30%,
dated 3/30/2022, due
4/6/2022, repurchase
price $20,001,167,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029;
total market value
$20,400,347.(c) 20,000,000 20,000,000
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase
price $30,000,275,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$30,600,000.(c) 30,000,000 30,000,000
Total Repurchase Agreements
(cost $94,356,552) 94,356,552
Total Investments
(cost $1,138,318,449)   — 106.4% 1,193,864,029
Liabilities in excess of other assets
— (6.4)% (71,577,783)
NET ASSETS — 100.0%
$ 1,122,286,246
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $130,655,291, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $94,356,552 and by $51,202,307 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/12/2022 – 11/15/2051, a total value of
$145,558,859.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $12,280,815 which represents 1.09% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $94,356,552.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS International Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

22 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS International Equity Insights Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 17,504,987 $ – $ 17,504,987
Air Freight & Logistics – 11,022,176 – 11,022,176
Automobiles – 27,752,214 – 27,752,214
Banks – 62,116,007 – 62,116,007
Beverages – 29,803,047 – 29,803,047
Biotechnology – 3,157,155 – 3,157,155
Building Products – 8,074,865 – 8,074,865
Capital Markets – 27,245,223 – 27,245,223
Chemicals – 31,889,950 – 31,889,950
Commercial Services & Supplies – 3,118,694 – 3,118,694
Communications Equipment – 8,840,452 – 8,840,452
Construction & Engineering – 2,887,557 – 2,887,557
Consumer Finance – 987,461 – 987,461
Distributors – 3,532,734 – 3,532,734
Diversified Financial Services – 30,355,686 – 30,355,686
Diversified Telecommunication Services – 22,046,070 – 22,046,070
Electric Utilities – 18,538,924 – 18,538,924
Electrical Equipment – 13,816,089 – 13,816,089
Electronic Equipment, Instruments &
Components – 6,278,097 – 6,278,097
Energy Equipment & Services – 332,007 – 332,007
Entertainment – 7,780,836 – 7,780,836
Equity Real Estate Investment Trusts
(REITs) – 7,612,532 – 7,612,532
Food & Staples Retailing – 19,042,212 – 19,042,212
Food Products – 13,886,482 – 13,886,482
Gas Utilities – 12,688,866 – 12,688,866
Health Care Equipment & Supplies – 14,695,024 – 14,695,024
Health Care Providers & Services – 4,423,229 – 4,423,229
Hotels, Restaurants & Leisure 285,944 12,702,973 – 12,988,917
Household Durables – 14,766,345 – 14,766,345
Household Products – 5,009,589 – 5,009,589
Independent Power and Renewable
Electricity Producers – 342,799 – 342,799
Industrial Conglomerates – 5,259,727 – 5,259,727
Insurance – 50,398,906 – 50,398,906
IT Services – 20,637,843 – 20,637,843
Life Sciences Tools & Services – 27,917,027 – 27,917,027
Machinery – 20,077,663 – 20,077,663
Marine – 47,796,422 – 47,796,422
Media – 9,173,882 – 9,173,882
Metals & Mining 13,201,118 47,986,339 – 61,187,457
Multiline Retail – 8,892,361 – 8,892,361
Multi-Utilities – 17,091,411 – 17,091,411
Oil, Gas & Consumable Fuels – 37,504,938 – 37,504,938
Paper & Forest Products – 1,147,424 – 1,147,424
Personal Products – 5,468,092 – 5,468,092
Pharmaceuticals 12,892,541 78,554,467 – 91,447,008
Professional Services – 1,783,964 – 1,783,964
Real Estate Management & Development – 32,776,096 – 32,776,096
Road & Rail – 24,400,079 – 24,400,079
Semiconductors & Semiconductor
Equipment – 43,050,069 – 43,050,069
Software – 17,737,127 – 17,737,127
Specialty Retail – 1,181,627 – 1,181,627
Technology Hardware, Storage &
Peripherals – 7,172,306 – 7,172,306

NVIT GS International Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 23
Level 1 Level 2 Level 3 Total
Assets:
Textiles, Apparel & Luxury Goods $ – $ 38,590,536 $ – $ 38,590,536
Tobacco – 38,324,016 – 38,324,016
Trading Companies & Distributors – 36,394,936 – 36,394,936
Transportation Infrastructure – 1,460,170 – 1,460,170
Wireless Telecommunication Services 2,322,296 7,777,868 – 10,100,164
Total Common Stocks $ 28,701,899 $ 1,070,805,578 $ – $ 1,099,507,477
Repurchase Agreements – 94,356,552 – 94,356,552
Total $ 28,701,899 $ 1,165,162,130 $ – $ 1,193,864,029
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 0.8%
General Dynamics Corp. 43,166 10,410,776
Howmet Aerospace, Inc. 230,916 8,299,121
Textron, Inc. 36,151 2,688,911
21,398,808
Automobiles 4.0%
Ford Motor Co. 1,187,817 20,085,986
General Motors Co.* 717,093 31,365,648
Tesla, Inc.* 53,344 57,483,494
108,935,128
Banks 0.9%
East West Bancorp, Inc. 11,480 907,150
KeyCorp 658,487 14,736,939
PacWest Bancorp 22,910 988,108
Prosperity Bancshares, Inc. 15,031 1,042,851
Regions Financial Corp. 277,506 6,177,283
Wintrust Financial Corp. 10,934 1,016,097
24,868,428
Beverages 1.3%
Monster Beverage Corp.* 117,263 9,369,314
PepsiCo, Inc. 159,680 26,727,238
36,096,552
Biotechnology 4.1%
AbbVie, Inc. 196,596 31,870,178
Biogen, Inc.* 116,843 24,607,136
Gilead Sciences, Inc. 546,676 32,499,888
Horizon Therapeutics plc* 135,588 14,265,213
Moderna, Inc.* 15,620 2,690,701
Vertex Pharmaceuticals, Inc.* 28,609 7,466,091
113,399,207
Building Products 0.2%
Lennox International, Inc. 17,424 4,492,953
Capital Markets 2.5%
Ameriprise Financial, Inc. 29,676 8,913,483
CME Group, Inc. 15,147 3,602,865
Intercontinental Exchange, Inc. 220,348 29,112,378
Invesco Ltd. 216,113 4,983,566
Morgan Stanley(a) 96,689 8,450,619
S&P Global, Inc. 32,857 13,477,284
68,540,195
Chemicals 2.8%
Air Products & Chemicals, Inc. 128,972 32,231,393
CF Industries Holdings, Inc. 297,455 30,655,712
Corteva, Inc. 20,300 1,166,844
International Flavors &
Fragrances, Inc. 6,850 899,610
Linde plc 14,099 4,503,644
Mosaic Co. (The) 112,958 7,511,707
76,968,910
Commercial Services & Supplies 0.1%
Republic Services, Inc. 24,130 3,197,225
Communications Equipment 0.4%
Cisco Systems, Inc. 197,868 11,033,120
Construction & Engineering 0.4%
AECOM 14,911 1,145,314
Common Stocks
Shares Value ($)
Construction & Engineering
MasTec, Inc.* 115,982 10,102,032
11,247,346
Consumer Finance 1.9%
Capital One Financial Corp. 220,334 28,927,651
Synchrony Financial 675,250 23,505,452
52,433,103
Containers & Packaging 0.6%
International Paper Co. 292,388 13,493,706
Packaging Corp. of America 21,859 3,412,409
16,906,115
Distributors 1.0%
LKQ Corp. 611,421 27,764,628
Diversified Financial Services 2.8%
Berkshire Hathaway, Inc.,
Class B* 171,543 60,539,240
Equitable Holdings, Inc. 453,728 14,024,732
Voya Financial, Inc.(a) 19,854 1,317,313
75,881,285
Diversified Telecommunication Services 1.2%
AT&T, Inc. 1,307,062 30,885,875
Liberty Global plc, Class C*(a) 34,428 892,030
31,777,905
Electrical Equipment 0.4%
AMETEK, Inc. 89,764 11,954,770
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc. 275,793 10,179,520
Teledyne Technologies, Inc.* 13,640 6,446,673
16,626,193
Energy Equipment & Services 0.2%
Halliburton Co. 30,006 1,136,327
Schlumberger NV 141,653 5,851,686
6,988,013
Entertainment 1.1%
Live Nation Entertainment,
Inc.*(a) 200,973 23,642,464
Walt Disney Co. (The)* 40,116 5,502,310
29,144,774
Equity Real Estate Investment Trusts (REITs) 4.7%
American Homes 4 Rent,
Class A(a) 448,661 17,959,900
Camden Property Trust 173,037 28,758,749
Equity LifeStyle Properties,
Inc. 167,976 12,846,804
First Industrial Realty Trust,
Inc. 426,636 26,413,035
Host Hotels & Resorts, Inc.(a) 84,692 1,645,566
Invitation Homes, Inc. 179,545 7,214,118
Life Storage, Inc. 47,071 6,610,180
Mid-America Apartment
Communities, Inc. 94,350 19,761,607
Rexford Industrial Realty, Inc. 103,335 7,707,758
Weyerhaeuser Co. 22,474 851,765
129,769,482
Food & Staples Retailing 0.1%
Casey's General Stores, Inc. 14,838 2,940,446

NVIT GS Large Cap Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Food Products 1.6%
Archer-Daniels-Midland Co. 358,403 32,349,455
Bunge Ltd. 65,262 7,231,682
Darling Ingredients, Inc.* 39,955 3,211,583
42,792,720
Health Care Equipment & Supplies 1.4%
Align Technology, Inc.* 35,036 15,275,696
Boston Scientific Corp.* 195,645 8,665,117
Medtronic plc 49,210 5,459,850
Teleflex, Inc. 22,635 8,031,577
37,432,240
Health Care Providers & Services 4.6%
Anthem, Inc. 56,449 27,728,878
HCA Healthcare, Inc. 121,126 30,356,598
Molina Healthcare, Inc.* 87,414 29,160,436
UnitedHealth Group, Inc. 71,102 36,259,887
Universal Health Services,
Inc., Class B(a) 27,725 4,018,739
127,524,538
Hotels, Restaurants & Leisure 3.4%
Carnival Corp.* 153,483 3,103,426
Choice Hotels International,
Inc. 14,146 2,005,337
Hilton Worldwide Holdings,
Inc.* 201,313 30,547,235
Hyatt Hotels Corp., Class A* 94,552 9,024,988
Marriott International, Inc.,
Class A* 173,999 30,580,324
Marriott Vacations Worldwide
Corp. 20,520 3,236,004
Wyndham Hotels & Resorts,
Inc. 174,940 14,815,669
93,312,983
Household Durables 0.2%
Garmin Ltd. 22,472 2,665,404
Whirlpool Corp. 18,561 3,206,969
5,872,373
Insurance 2.8%
American International Group,
Inc. 65,273 4,097,186
Arch Capital Group Ltd.* 164,213 7,951,193
Globe Life, Inc. 160,128 16,108,877
Lincoln National Corp. 24,883 1,626,353
Marsh & McLennan Cos., Inc. 177,906 30,318,740
MetLife, Inc. 96,477 6,780,404
Reinsurance Group of
America, Inc. 54,551 5,971,152
W R Berkley Corp. 69,240 4,610,692
77,464,597
Interactive Media & Services 6.9%
Alphabet, Inc., Class A* 46,298 128,770,942
Meta Platforms, Inc., Class A* 273,883 60,900,624
189,671,566
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 26,202 85,417,210
IT Services 4.9%
DXC Technology Co.* 158,137 5,160,010
Common Stocks
Shares Value ($)
IT Services
EPAM Systems, Inc.* 21,050 6,243,641
Euronet Worldwide, Inc.*(a) 64,135 8,347,170
FleetCor Technologies, Inc.* 11,461 2,854,477
Gartner, Inc.* 99,179 29,501,785
PayPal Holdings, Inc.* 129,504 14,977,138
VeriSign, Inc.* 126,195 28,073,340
Visa, Inc., Class A(a) 82,568 18,311,105
Western Union Co. (The) 1,130,460 21,184,820
134,653,486
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc. 135,585 17,941,963
Bruker Corp. 109,446 7,037,378
IQVIA Holdings, Inc.* 134,286 31,048,266
Mettler-Toledo International,
Inc.*(a) 19,524 26,810,162
Syneos Health, Inc.* 15,496 1,254,401
West Pharmaceutical
Services, Inc. 2,676 1,099,060
85,191,230
Machinery 2.2%
Caterpillar, Inc. 139,199 31,016,321
Otis Worldwide Corp. 377,374 29,038,930
Parker-Hannifin Corp. 3,137 890,155
60,945,406
Media 0.7%
News Corp., Class A 633,611 14,034,483
Nexstar Media Group, Inc.,
Class A 29,614 5,581,647
19,616,130
Metals & Mining 1.2%
Freeport-McMoRan, Inc. 660,346 32,845,610
Multi-Utilities 0.8%
CMS Energy Corp. 325,141 22,740,362
Oil, Gas & Consumable Fuels 2.1%
ConocoPhillips 169,488 16,948,800
Hess Corp. 58,775 6,291,276
Marathon Oil Corp. 854,656 21,460,412
Phillips 66 21,808 1,883,993
Targa Resources Corp. 152,282 11,492,723
58,077,204
Pharmaceuticals 1.8%
Elanco Animal Health, Inc.* 197,234 5,145,835
Johnson & Johnson 17,200 3,048,356
Merck & Co., Inc. 278,800 22,875,540
Perrigo Co. plc 383,742 14,747,205
Pfizer, Inc. 99,044 5,127,508
50,944,444
Professional Services 0.0%
†
ManpowerGroup, Inc. 10,957 1,029,081
Road & Rail 2.4%
CSX Corp. 900,936 33,740,053
Norfolk Southern Corp. 114,963 32,789,747
66,529,800
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.* 75,126 8,214,277
Applied Materials, Inc. 64,632 8,518,497

26 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. 35,652 22,449,351
First Solar, Inc.* 122,312 10,242,407
KLA Corp. 3,252 1,190,427
Lam Research Corp. 13,490 7,252,359
Micron Technology, Inc. 244,849 19,071,289
NVIDIA Corp. 153,893 41,991,244
ON Semiconductor Corp.*(a) 137,618 8,616,263
Texas Instruments, Inc. 104,254 19,128,524
146,674,638
Software 10.9%
Cadence Design Systems,
Inc.* 25,828 4,247,673
Crowdstrike Holdings, Inc.,
Class A* 50,070 11,369,896
Dolby Laboratories, Inc., Class
A 33,425 2,614,503
Fortinet, Inc.*(a) 77,192 26,379,594
Manhattan Associates, Inc.* 21,833 3,028,455
Microsoft Corp. 405,500 125,019,705
Oracle Corp. 443,164 36,662,958
Palo Alto Networks, Inc.* 25,630 15,954,931
Paycom Software, Inc.* 43,624 15,110,481
ServiceNow, Inc.* 19,623 10,927,852
Synopsys, Inc.* 54,128 18,039,239
VMware, Inc., Class A 253,072 28,817,309
Zscaler, Inc.* 7,071 1,706,091
299,878,687
Specialty Retail 1.5%
AutoNation, Inc.*(a) 186,936 18,615,087
Home Depot, Inc. (The) 40,849 12,227,331
O'Reilly Automotive, Inc.* 13,297 9,107,913
Penske Automotive Group,
Inc. 15,585 1,460,626
41,410,957
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. 855,316 149,346,727
Dell Technologies, Inc., Class
C* 488,939 24,539,848
Hewlett Packard Enterprise
Co. 295,088 4,930,921
178,817,496
Total Common Stocks
(cost $2,320,324,830) 2,741,207,344
Repurchase Agreements 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $827,210,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$843,747.(b) 827,203 827,203
MetLife, Inc.,
0.31%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,000,009,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $1,020,417.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,827,203) 1,827,203
Total Investments
(cost $2,322,152,033) — 99.6% 2,743,034,547
Other assets in excess of liabilities — 0.4% 9,918,809
NET ASSETS — 100.0%
$ 2,752,953,356
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $68,576,799, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,827,203 and by $69,094,643 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/12/2022 – 2/15/2052, a total value of
$70,921,846.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $1,827,203.
REIT Real Estate Investment Trust

NVIT GS Large Cap Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

28 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,741,207,344 $ – $ – $ 2,741,207,344
Repurchase Agreements – 1,827,203 – 1,827,203
Total $ 2,741,207,344 $ 1,827,203 $ – $ 2,743,034,547
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Small Cap Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 29
Common Stocks 97.4%
Shares Value ($)
Aerospace & Defense 0.4%
AAR Corp.* 7,677 371,797
National Presto Industries, Inc. 223 17,160
Triumph Group, Inc.* 8,046 203,403
Vectrus , Inc.* 16,082 576,700
1,169,060
Auto Components 0.6%
Cooper-Standard Holdings,
Inc.* 8,393 73,607
Fox Factory Holding Corp.* 6,402 627,076
Goodyear Tire & Rubber Co.
(The)*(a) 22,331 319,110
Patrick Industries, Inc. 8,174 492,892
Visteon Corp.* 1,560 170,243
1,682,928
Automobiles 0.0%
†
Fisker , Inc.*(a) 4,554 58,747
Banks 7.8%
1st Source Corp. 9,701 448,671
American National
Bankshares , Inc. 5,444 205,130
Atlantic Union Bankshares
Corp. 5,531 202,932
Bancorp, Inc. (The)* 35,868 1,016,140
BankUnited , Inc. 8,338 366,538
Business First Bancshares,
Inc. 938 22,822
Cadence Bank 26,845 785,485
Capital Bancorp, Inc. 1,870 42,748
Capital City Bank Group, Inc. 8,953 236,001
Central Pacific Financial Corp. 49,885 1,391,791
Columbia Banking System,
Inc.(a) 22,885 738,499
Community Bank System, Inc. 7,004 491,331
CrossFirst Bankshares , Inc.* 19,802 312,080
First Bancorp, Inc. (The) 5,694 171,276
First Bancorp/PR 137,729 1,807,004
First Bank 9,623 136,839
First Commonwealth Financial
Corp. 21,853 331,291
First Financial Bancorp 18,195 419,395
First Financial Bankshares ,
Inc. 2,686 118,506
Great Southern Bancorp, Inc. 1,728 101,969
Guaranty Bancshares, Inc. 6,691 234,185
Hancock Whitney Corp. 4,772 248,860
Hanmi Financial Corp. 33,889 834,008
HarborOne Bancorp, Inc. 5,255 73,675
Hilltop Holdings, Inc. 38,688 1,137,427
Home BancShares , Inc. 17,465 394,709
HomeTrust Bancshares, Inc. 2,407 71,079
Hope Bancorp, Inc. 36,844 592,452
Independent Bank Corp./MI 1,145 25,190
International Bancshares Corp. 40,827 1,723,308
Macatawa Bank Corp. 10,961 98,759
Northrim Bancorp, Inc. 1,764 76,857
OFG Bancorp 31,330 834,631
Origin Bancorp, Inc. 18,846 796,997
Common Stocks
Shares Value ($)
Banks
Peoples Financial Services
Corp. 1,578 79,657
Sandy Spring Bancorp, Inc. 1,845 82,877
Sierra Bancorp 2,566 64,099
Silvergate Capital Corp., Class
A* 1,926 289,998
Southern First Bancshares,
Inc.* 3,700 188,108
Texas Capital Bancshares,
Inc.* 12,657 725,373
Towne Bank 37,936 1,135,804
Trustmark Corp. 41,740 1,268,479
UMB Financial Corp. 2,692 261,555
United Bankshares , Inc. 25,451 887,731
United Community Banks, Inc. 3,485 121,278
21,593,544
Beverages 0.4%
Coca-Cola Consolidated, Inc. 2,240 1,112,944
Biotechnology 7.6%
ACADIA Pharmaceuticals,
Inc.* 40,836 989,048
Affimed NV* 14,740 64,414
Albireo Pharma, Inc.* 2,879 85,881
Aldeyra Therapeutics, Inc.* 4,611 20,496
Alector , Inc.* 3,441 49,034
Alkermes plc*(a) 62,683 1,649,190
Allakos , Inc.* 6,506 37,084
Allogene Therapeutics, Inc.* 46,955 427,760
Allovir , Inc.*(a) 1,838 12,406
ALX Oncology Holdings,
Inc.*(a) 8,561 144,681
Amicus Therapeutics, Inc.*(a) 92,856 879,346
AnaptysBio , Inc.* 8,724 215,832
Anavex Life Sciences
Corp.*(a) 17,536 215,868
Anika Therapeutics, Inc.* 970 24,357
Apellis Pharmaceuticals, Inc.* 8,745 444,333
Arrowhead Pharmaceuticals,
Inc.* 26,418 1,214,964
Avid Bioservices , Inc.*(a) 18,611 379,106
Beam Therapeutics, Inc.* 783 44,866
BioCryst Pharmaceuticals,
Inc.*(a) 26,054 423,638
Cardiff Oncology, Inc.* 27,052 67,089
CareDx , Inc.* 6,358 235,182
Caribou Biosciences, Inc.* 3,545 32,543
Catalyst Pharmaceuticals,
Inc.* 54,883 454,980
ChemoCentryx , Inc.*(a) 4,403 110,383
Chimerix , Inc.* 50,722 232,307
Denali Therapeutics, Inc.* 16,442 528,939
Design Therapeutics, Inc.*(a) 6,929 111,903
Dynavax Technologies
Corp.*(a) 71,888 779,266
Eagle Pharmaceuticals, Inc.* 13,222 654,357
Editas Medicine, Inc.* 7,653 145,560
Eiger BioPharmaceuticals ,
Inc.* 14,515 120,474
Emergent BioSolutions , Inc.* 5,005 205,505

30 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
Erasca , Inc.*(a) 28,766 247,388
Fate Therapeutics, Inc.*(a) 2,809 108,905
Global Blood Therapeutics,
Inc.*(a) 11,946 413,809
Halozyme Therapeutics,
Inc.*(a) 33,594 1,339,729
Heron Therapeutics, Inc.*(a) 58,806 336,370
Inhibrx , Inc.* 8,777 195,552
Insmed , Inc.* 13,208 310,388
Instil Bio, Inc.*(a) 1,883 20,242
Intellia Therapeutics, Inc.* 5,018 364,658
Intercept Pharmaceuticals,
Inc.*(a) 10,809 175,862
IVERIC bio, Inc.*(a) 8,279 139,336
Karuna Therapeutics, Inc.*(a) 1,611 204,259
Kezar Life Sciences, Inc.* 10,468 173,978
Kodiak Sciences, Inc.* 7,689 59,359
Kronos Bio, Inc.* 9,040 65,359
Krystal Biotech, Inc.*(a) 1,147 76,321
Madrigal Pharmaceuticals,
Inc.*(a) 1,442 141,489
MannKind Corp.*(a) 44,955 165,434
MeiraGTx Holdings plc* 2,923 40,484
Nkarta , Inc.*(a) 5,970 67,939
OPKO Health, Inc.*(a) 57,979 199,448
Organogenesis Holdings, Inc.* 55,213 420,723
Precision BioSciences , Inc.* 77,834 239,729
Protagonist Therapeutics,
Inc.*(a) 6,171 146,129
Prothena Corp. plc*(a) 14,342 524,487
Puma Biotechnology, Inc.*(a) 20,248 58,314
Radius Health, Inc.* 21,905 193,421
Rhythm Pharmaceuticals, Inc.* 3,364 38,753
Rigel Pharmaceuticals, Inc.* 14,909 44,578
Rubius Therapeutics, Inc.*(a) 8,746 48,190
Selecta Biosciences, Inc.*(a) 102,035 125,503
Seres Therapeutics, Inc.* 25,618 182,400
Sutro Biopharma, Inc.*(a) 16,663 136,970
Travere Therapeutics, Inc.* 14,499 373,639
Turning Point Therapeutics,
Inc.* 3,956 106,219
Twist Bioscience Corp.*(a) 8,574 423,384
Vanda Pharmaceuticals, Inc.* 89,716 1,014,688
VBI Vaccines, Inc.*(a) 90,898 150,891
Veracyte , Inc.*(a) 3,938 108,571
Vericel Corp.* 1,207 46,132
Verve Therapeutics, Inc.*(a) 1,862 42,491
Vir Biotechnology, Inc.* 11,837 304,448
XBiotech , Inc.(a) 12,259 105,918
Zentalis Pharmaceuticals, Inc.* 5,998 276,748
20,959,427
Building Products 0.7%
Quanex Building Products
Corp. 11,701 245,604
Resideo Technologies, Inc.* 1,918 45,706
UFP Industries, Inc. 19,740 1,523,138
1,814,448
Common Stocks
Shares Value ($)
Capital Markets 2.0%
Associated Capital Group,
Inc., Class A(a) 2,046 85,748
Focus Financial Partners, Inc.,
Class A*(a) 20,077 918,322
Houlihan Lokey , Inc. 7,356 645,857
Moelis & Co., Class A 31,579 1,482,634
Oppenheimer Holdings, Inc.,
Class A 30,649 1,335,683
Pzena Investment
Management, Inc., Class
A(a) 14,397 115,464
Virtus Investment Partners,
Inc. 4,118 988,279
5,571,987
Chemicals 1.8%
AdvanSix , Inc. 2,599 132,783
FutureFuel Corp. 17,813 173,321
Ingevity Corp.* 2,634 168,760
Innospec , Inc. 17,084 1,581,124
Intrepid Potash, Inc.* 2,210 181,529
Koppers Holdings, Inc. 4,571 125,794
Minerals Technologies, Inc. 14,545 962,152
Tronox Holdings plc, Class A 76,758 1,519,041
4,844,504
Commercial Services & Supplies 1.0%
ACCO Brands Corp. 15,810 126,480
BrightView Holdings, Inc.*(a) 7,956 108,281
Casella Waste Systems, Inc.,
Class A* 2,809 246,209
Cimpress plc* 3,099 197,066
Ennis, Inc. 33,958 627,204
Heritage-Crystal Clean, Inc.* 30,330 898,071
Matthews International Corp.,
Class A 15,495 501,418
2,704,729
Communications Equipment 1.0%
Cambium Networks Corp.* 8,290 195,976
Clearfield, Inc.*(a) 6,235 406,647
Harmonic, Inc.*(a) 96,418 895,723
NetScout Systems, Inc.* 37,490 1,202,679
2,701,025
Construction & Engineering 1.1%
Arcosa , Inc. 8,086 462,923
Argan , Inc. 9,149 371,358
Dycom Industries, Inc.* 5,380 512,499
Fluor Corp.*(a) 18,540 531,913
Sterling Construction Co., Inc.* 23,294 624,279
WillScot Mobile Mini Holdings
Corp.* 11,426 447,099
2,950,071
Construction Materials 0.4%
Summit Materials, Inc., Class
A* 36,827 1,143,847
United States Lime & Minerals,
Inc. 563 65,330
1,209,177

NVIT GS Small Cap Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Consumer Finance 0.7%
EZCORP, Inc., Class A* 9,262 55,943
FirstCash Holdings, Inc. 17,115 1,203,869
Oportun Financial Corp.* 1,892 27,169
Regional Management Corp. 11,818 574,000
World Acceptance Corp.* 183 35,107
1,896,088
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B 169 103,338
Stride, Inc.* 8,318 302,193
405,531
Diversified Financial Services 0.2%
A-Mark Precious Metals, Inc. 3,767 291,340
Banco Latinoamericano de
Comercio Exterior SA, Class
E 17,110 266,574
557,914
Diversified Telecommunication Services 0.4%
Cogent Communications
Holdings, Inc. 3,983 264,272
Globalstar , Inc.*(a) 94,096 138,321
Iridium Communications, Inc.* 16,669 672,094
1,074,687
Electrical Equipment 1.5%
Array Technologies, Inc.* 3,108 35,027
Atkore , Inc.* 5,808 571,740
AZZ, Inc. 8,903 429,481
Bloom Energy Corp., Class
A*(a) 22,132 534,488
Encore Wire Corp.(a) 14,663 1,672,608
FTC Solar, Inc.* 9,428 46,480
FuelCell Energy, Inc.* 30,906 178,019
GrafTech International Ltd. 22,362 215,122
Powell Industries, Inc. 8,654 168,061
Thermon Group Holdings, Inc.* 11,752 190,382
Vicor Corp.* 2,526 178,209
4,219,617
Electronic Equipment, Instruments & Components 2.7%
Badger Meter, Inc. 1,149 114,567
Belden, Inc. 10,183 564,138
CTS Corp. 47,419 1,675,787
ePlus , Inc.* 5,694 319,206
Fabrinet *(a) 6,373 669,993
Insight Enterprises, Inc.* 9,161 983,159
PC Connection, Inc. 7,060 369,873
Sanmina Corp.* 8,751 353,715
TTM Technologies, Inc.* 4,685 69,432
Vishay Intertechnology , Inc. 89,683 1,757,787
Vishay Precision Group, Inc.* 15,279 491,220
7,368,877
Energy Equipment & Services 0.7%
ChampionX Corp.* 7,117 174,224
Helix Energy Solutions Group,
Inc.* 140,099 669,673
Liberty Oilfield Services, Inc.,
Class A*(a) 11,702 173,424
Oceaneering International,
Inc.* 21,812 330,670
Common Stocks
Shares Value ($)
Energy Equipment & Services
Oil States International, Inc.* 70,732 491,587
TETRA Technologies, Inc.* 12,900 53,019
1,892,597
Entertainment 1.7%
AMC Entertainment Holdings,
Inc., Class A*(a) 49,391 1,216,994
Cinemark Holdings, Inc.*(a) 91,901 1,588,050
IMAX Corp.* 54,230 1,026,574
Marcus Corp. (The)*(a) 43,156 763,861
4,595,479
Equity Real Estate Investment Trusts (REITs) 6.1%
American Assets Trust, Inc. 10,124 383,598
Armada Hoffler Properties, Inc. 19,088 278,685
CatchMark Timber Trust, Inc.,
Class A 61,218 501,988
Chatham Lodging Trust* 15,002 206,878
City Office REIT, Inc. 32,931 581,562
Community Healthcare Trust,
Inc. 1,443 60,909
DiamondRock Hospitality Co.* 10,302 104,050
EastGroup Properties, Inc. 6,048 1,229,437
Empire State Realty Trust,
Inc., Class A(a) 24,933 244,842
Independence Realty Trust,
Inc.(a) 71,773 1,897,678
Industrial Logistics Properties
Trust 59,829 1,356,323
Macerich Co. (The) 13,201 206,464
National Storage Affiliates
Trust 34,518 2,166,350
NexPoint Residential Trust,
Inc. 21,511 1,942,658
Outfront Media, Inc. 64,833 1,843,202
Piedmont Office Realty Trust,
Inc., Class A 27,390 471,656
Retail Opportunity Investments
Corp. 34,039 660,016
RLJ Lodging Trust 17,810 250,765
RPT Realty(a) 1,609 22,156
SITE Centers Corp. 62,465 1,043,790
STAG Industrial, Inc. 12,877 532,464
Tanger Factory Outlet Centers,
Inc.(a) 2,839 48,802
Terreno Realty Corp. 5,837 432,230
Urstadt Biddle Properties, Inc.,
Class A 18,735 352,405
16,818,908
Food & Staples Retailing 0.6%
Chefs' Warehouse, Inc. (The)* 1,927 62,820
Ingles Markets, Inc., Class A 17,663 1,572,890
1,635,710
Food Products 0.5%
B&G Foods, Inc.(a) 1,367 36,882
Sanderson Farms, Inc. 7,917 1,484,358
1,521,240
Gas Utilities 0.0%
†
Northwest Natural Holding Co. 1,910 98,785

32 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 3.5%
AngioDynamics , Inc.* 14,631 315,152
Artivion , Inc.* 11,237 240,247
Avanos Medical, Inc.* 43,774 1,466,429
Axonics , Inc.* 1,129 70,675
Cardiovascular Systems, Inc.* 7,354 166,200
CryoPort , Inc.*(a) 3,244 113,248
Heska Corp.*(a) 4,048 559,758
Invacare Corp.* 45,131 63,635
iRadimed Corp. 841 37,710
LeMaitre Vascular, Inc. 18,744 871,034
LivaNova plc* 10,202 834,830
Merit Medical Systems, Inc.* 13,427 893,164
Natus Medical, Inc.* 43,380 1,140,026
Neogen Corp.* 33,169 1,022,932
Retractable Technologies,
Inc.*(a) 8,121 38,575
STAAR Surgical Co.* 10,839 866,145
Surmodics , Inc.*(a) 13,880 629,180
Utah Medical Products, Inc. 2,905 261,043
9,589,983
Health Care Providers & Services 4.3%
Addus HomeCare Corp.* 3,663 341,721
Agiliti , Inc.* 3,368 71,065
AMN Healthcare Services,
Inc.*(a) 6,993 729,580
Apollo Medical Holdings,
Inc.*(a) 544 26,368
Aveanna Healthcare Holdings,
Inc.* 41,507 141,539
Brookdale Senior Living, Inc.* 189,433 1,335,503
Community Health Systems,
Inc.* 39,606 470,123
Covetrus , Inc.* 47,807 802,679
Cross Country Healthcare,
Inc.* 7,217 156,392
Hanger, Inc.* 42,927 786,852
Joint Corp. (The)* 13,405 474,403
National HealthCare Corp. 5,789 406,561
National Research Corp. 1,838 72,877
Owens & Minor, Inc. 8,219 361,800
Patterson Cos., Inc. 59,799 1,935,694
Select Medical Holdings Corp. 45,895 1,101,021
Sharps Compliance Corp.*(a) 80,825 476,867
Surgery Partners, Inc.*(a) 3,554 195,648
Tenet Healthcare Corp.* 21,926 1,884,759
US Physical Therapy, Inc. 1,818 180,800
11,952,252
Health Care Technology 0.4%
Allscripts Healthcare Solutions,
Inc.* 8,665 195,136
Computer Programs &
Systems, Inc.* 4,256 146,619
Convey Health Solutions
Holdings, Inc.*(a) 5,468 35,761
Evolent Health, Inc., Class A* 4,714 152,262
Inspire Medical Systems, Inc.* 2,352 603,735
1,133,513
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2.3%
Biglari Holdings, Inc., Class
B*(a) 610 88,212
BJ's Restaurants, Inc.*(a) 2,339 66,194
Bloomin ' Brands, Inc. 2,354 51,647
Chuy's Holdings, Inc.* 14,084 380,268
Dave & Buster's
Entertainment, Inc.* 19,262 945,764
Drive Shack, Inc.*(a) 74,194 114,259
Monarch Casino & Resort,
Inc.* 917 79,990
PlayAGS , Inc.* 12,795 85,343
RCI Hospitality Holdings, Inc.
(a) 3,935 241,845
Red Rock Resorts, Inc., Class
A 37,255 1,809,103
SeaWorld Entertainment, Inc.* 30,074 2,238,708
Shake Shack, Inc., Class A* 1,737 117,942
6,219,275
Household Durables 1.9%
Beazer Homes USA, Inc.* 8,111 123,449
Cavco Industries, Inc.* 462 111,273
GoPro, Inc., Class A* 11,491 98,018
Installed Building Products,
Inc. 3,878 327,652
iRobot Corp.*(a) 395 25,043
KB Home 14,238 461,026
LGI Homes, Inc.*(a) 13,159 1,285,371
M/I Homes, Inc.* 17,867 792,402
Meritage Homes Corp.* 11,263 892,368
Skyline Champion Corp.* 544 29,855
Tri Pointe Homes, Inc.* 59,588 1,196,527
5,342,984
Household Products 0.3%
Energizer Holdings, Inc. 12,597 387,484
WD-40 Co.(a) 2,637 483,177
870,661
Insurance 4.5%
American Equity Investment
Life Holding Co. 49,911 1,991,948
AMERISAFE, Inc. 13,023 646,852
Argo Group International
Holdings Ltd. 33,114 1,366,946
BRP Group, Inc., Class A* 40,844 1,095,845
Citizens, Inc.*(a) 15,832 67,128
Crawford & Co., Class A 7,618 57,592
Employers Holdings, Inc. 24,398 1,000,806
Genworth Financial, Inc.,
Class A* 357,861 1,352,715
Goosehead Insurance, Inc.,
Class A 15,541 1,221,056
Investors Title Co. 530 107,701
Kinsale Capital Group, Inc. 601 137,040
National Western Life Group,
Inc., Class A 395 83,108
Palomar Holdings, Inc.* 5,929 379,397
RLI Corp. 11,542 1,276,891

NVIT GS Small Cap Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Insurance
Stewart Information Services
Corp. 26,421 1,601,377
12,386,402
Interactive Media & Services 0.4%
Cargurus , Inc.* 11,870 504,000
Eventbrite, Inc., Class A* 8,089 119,475
fuboTV , Inc.*(a) 32,228 211,738
Liberty TripAdvisor Holdings,
Inc., Class A*(a) 35,268 72,299
QuinStreet , Inc.* 23,517 272,797
1,180,309
Internet & Direct Marketing Retail 0.7%
1-800-Flowers.com, Inc.,
Class A* 9,928 126,681
aka Brands Holding Corp.*(a) 48,535 214,525
CarParts.com, Inc.* 18,523 124,104
Lands' End, Inc.*(a) 6,249 105,733
Liquidity Services, Inc.*(a) 16,092 275,495
Lulu's Fashion Lounge
Holdings, Inc.*(a) 3,791 25,703
Overstock.com, Inc.* 7,014 308,651
PetMed Express, Inc.(a) 7,132 184,006
Revolve Group, Inc.* 6,972 374,327
Xometry , Inc., Class A*(a) 4,522 166,183
1,905,408
IT Services 2.5%
Brightcove , Inc.* 18,448 143,894
Conduent , Inc.* 101,022 521,274
EVERTEC, Inc. 32,191 1,317,578
Evo Payments, Inc., Class A* 21,705 501,168
ExlService Holdings, Inc.* 8,249 1,181,834
Hackett Group, Inc. (The) 6,787 156,508
I3 Verticals, Inc., Class A* 15,054 419,404
Perficient , Inc.*(a) 13,650 1,502,729
Rackspace Technology,
Inc.*(a) 58,476 652,592
Tucows , Inc., Class A*(a) 2,663 181,883
Unisys Corp.* 9,198 198,769
6,777,633
Leisure Products 0.1%
Latham Group, Inc.* 15,159 200,705
Vista Outdoor, Inc.* 1,800 64,242
264,947
Life Sciences Tools & Services 1.8%
Berkeley Lights, Inc.* 3,863 27,466
Codexis , Inc.* 58,201 1,200,105
Cytek Biosciences, Inc.*(a) 74,705 805,320
Inotiv , Inc.*(a) 4,333 113,438
MaxCyte , Inc.* 24,779 173,205
Medpace Holdings, Inc.* 11,528 1,885,865
NanoString Technologies, Inc.* 18,288 635,508
4,840,907
Machinery 2.1%
CIRCOR International, Inc.*(a) 2,269 60,401
Douglas Dynamics, Inc. 7,554 261,293
Enerpac Tool Group Corp.(a) 11,601 253,946
Kennametal, Inc. 50,970 1,458,252
Common Stocks
Shares Value ($)
Machinery
Miller Industries, Inc. 3,921 110,415
Mueller Industries, Inc. 31,633 1,713,560
Nikola Corp.*(a) 8,760 93,819
Terex Corp. 42,168 1,503,711
Titan International, Inc.* 13,221 194,745
Trinity Industries, Inc. 5,251 180,424
5,830,566
Marine 2.0%
Costamare , Inc. 76,685 1,307,479
Eagle Bulk Shipping, Inc.(a) 19,489 1,327,396
Genco Shipping & Trading Ltd. 42,785 1,010,582
Matson, Inc. 7,732 932,634
Safe Bulkers, Inc. 203,752 969,859
5,547,950
Media 1.1%
Clear Channel Outdoor
Holdings, Inc.* 65,717 227,381
Daily Journal Corp.* 684 213,401
EW Scripps Co. (The), Class
A* 21,523 447,463
Gray Television, Inc. 43,111 951,460
iHeartMedia , Inc., Class A* 10,462 198,046
Magnite , Inc.* 24,622 325,257
Sinclair Broadcast Group, Inc.,
Class A(a) 1,804 50,548
TechTarget , Inc.*(a) 7,123 578,957
2,992,513
Metals & Mining 1.1%
Arconic Corp.* 8,134 208,393
Coeur Mining, Inc.* 20,047 89,209
Constellium SE* 19,818 356,724
Haynes International, Inc. 4,493 191,402
Hecla Mining Co. 16,208 106,486
Novagold Resources, Inc.* 36,920 285,392
SunCoke Energy, Inc. 75,775 675,155
Warrior Met Coal, Inc. 30,188 1,120,277
3,033,038
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Blackstone Mortgage Trust,
Inc., Class A(a) 18,256 580,358
Chimera Investment Corp. 76,191 917,340
Great Ajax Corp. 14,526 170,390
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 8,922 423,170
Ladder Capital Corp. 24,341 288,928
TPG RE Finance Trust, Inc. 67,198 793,608
3,173,794
Multiline Retail 0.2%
Dillard's, Inc., Class A(a) 1,045 280,468
Macy's, Inc.(a) 7,297 177,755
458,223
Oil, Gas & Consumable Fuels 5.6%
Antero Resources Corp.* 62,613 1,911,575
Callon Petroleum Co.* 10,005 591,095

34 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Centennial Resource
Development, Inc., Class
A*(a) 73,078 589,740
Civitas Resources, Inc.(a) 523 31,228
Comstock Resources, Inc.* 5,551 72,441
Kosmos Energy Ltd.* 27,289 196,208
Laredo Petroleum, Inc.*(a) 6,375 504,518
Magnolia Oil & Gas Corp.,
Class A(a) 40,516 958,203
Matador Resources Co.(a) 36,117 1,913,479
Murphy Oil Corp.(a) 22,299 900,657
Oasis Petroleum, Inc. 3,389 495,811
Ovintiv , Inc. 35,222 1,904,454
PBF Energy, Inc., Class A* 2,954 71,989
PDC Energy, Inc. 5,606 407,444
Range Resources Corp.* 84,048 2,553,378
REX American Resources
Corp.* 1,284 127,886
SM Energy Co. 40,534 1,578,799
Southwestern Energy Co.* 11,114 79,687
Talos Energy, Inc.*(a) 3,743 59,102
W&T Offshore, Inc.*(a) 117,460 448,697
15,396,391
Personal Products 0.1%
Medifast , Inc. 997 170,268
Pharmaceuticals 1.9%
Amneal Pharmaceuticals, Inc.* 83,882 349,788
Antares Pharma, Inc.* 57,635 236,304
Axsome Therapeutics, Inc.*(a) 1,773 73,385
Cassava Sciences, Inc.*(a) 698 25,924
Endo International plc* 88,624 204,721
Innoviva , Inc.*(a) 20,033 387,639
Intra-Cellular Therapies, Inc.* 1,579 96,619
Phibro Animal Health Corp.,
Class A 62,131 1,239,513
Prestige Consumer
Healthcare, Inc.* 29,829 1,579,147
Supernus Pharmaceuticals,
Inc.*(a) 28,792 930,557
5,123,597
Professional Services 1.0%
Barrett Business Services, Inc. 1,842 142,700
CRA International, Inc. 1,309 110,296
Forrester Research, Inc.* 14,492 817,638
Franklin Covey Co.* 3,058 138,283
Heidrick & Struggles
International, Inc. 13,234 523,802
Huron Consulting Group, Inc.* 849 38,893
Kforce , Inc. 1,137 84,104
Korn Ferry 9,521 618,294
ManTech International Corp.,
Class A 1,663 143,334
TrueBlue , Inc.* 3,435 99,237
2,716,581
Real Estate Management & Development 0.1%
St Joe Co. (The)(a) 7,032 416,576
Road & Rail 1.5%
ArcBest Corp. 1,114 89,677
Common Stocks
Shares Value ($)
Road & Rail
Avis Budget Group, Inc.*(a) 3,748 986,848
Marten Transport Ltd. 69,295 1,230,679
Saia, Inc.* 7,091 1,728,928
4,036,132
Semiconductors & Semiconductor Equipment 3.2%
Amkor Technology, Inc.(a) 22,618 491,263
Axcelis Technologies, Inc.* 13,044 985,213
Cohu , Inc.* 28,052 830,339
Credo Technology Group
Holding Ltd.* 2,762 42,065
Diodes, Inc.* 11,381 990,033
FormFactor , Inc.* 18,864 792,854
Kulicke & Soffa Industries, Inc.
(a) 15,027 841,813
Lattice Semiconductor Corp.* 19,017 1,159,086
MaxLinear , Inc.* 15,781 920,821
Power Integrations, Inc. 3,652 338,468
Semtech Corp.* 11,665 808,851
SunPower Corp.*(a) 6,654 142,928
Ultra Clean Holdings, Inc.* 4,164 176,512
Veeco Instruments, Inc.*(a) 8,302 225,732
8,745,978
Software 6.1%
A10 Networks, Inc. 51,718 721,466
ACI Worldwide, Inc.* 39,859 1,255,160
Alarm.com Holdings, Inc.* 623 41,405
Altair Engineering, Inc., Class
A*(a) 11,812 760,693
American Software, Inc., Class
A 4,726 98,490
Cerence , Inc.* 1,963 70,864
ChannelAdvisor Corp.* 4,185 69,346
CommVault Systems, Inc.*(a) 25,987 1,724,237
Domo, Inc., Class B* 8,220 415,685
E2open Parent Holdings,
Inc.*(a) 71,830 632,822
Ebix , Inc. 1,018 33,747
Envestnet , Inc.* 22,962 1,709,291
Marathon Digital Holdings,
Inc.*(a) 4,755 132,902
MicroStrategy , Inc., Class
A*(a) 665 323,403
Mimecast Ltd.* 13,977 1,112,010
PagerDuty , Inc.*(a) 19,268 658,773
Q2 Holdings, Inc.* 5,203 320,765
Rapid7, Inc.*(a) 8,600 956,664
Rimini Street, Inc.* 40,068 232,394
Riot Blockchain , Inc.* 4,439 93,974
Sapiens International Corp.
NV(a) 23,072 585,798
Sprout Social, Inc., Class A* 685 54,882
SPS Commerce, Inc.* 10,967 1,438,870
Telos Corp.* 24,635 245,611
Tenable Holdings, Inc.* 13,053 754,333
Upland Software, Inc.*(a) 23,765 418,502
Varonis Systems, Inc.* 1,390 66,081
Workiva , Inc.* 7,924 935,032
Yext , Inc.* 74,878 515,909

NVIT GS Small Cap Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Software
Zuora , Inc., Class A* 26,250 393,225
16,772,334
Specialty Retail 2.9%
Academy Sports & Outdoors,
Inc. 1,914 75,412
Arko Corp. 4,814 43,807
Asbury Automotive Group,
Inc.*(a) 2,139 342,668
Bed Bath & Beyond, Inc.* 3,529 79,508
Big 5 Sporting Goods Corp. 2,877 49,341
Boot Barn Holdings, Inc.* 6,269 594,238
Buckle, Inc. (The) 39,630 1,309,375
Cato Corp. (The), Class A 9,933 145,618
Chico's FAS, Inc.* 3,443 16,526
Designer Brands, Inc., Class
A*(a) 14,814 200,137
Group 1 Automotive, Inc.(a) 9,230 1,549,071
Murphy USA, Inc.(a) 10,046 2,008,798
Party City Holdco, Inc.*(a) 61,264 219,325
Rent-A-Center, Inc. 7,040 177,338
Shoe Carnival, Inc. 6,494 189,365
Sonic Automotive, Inc., Class
A 8,162 346,967
Tilly's, Inc., Class A 12,796 119,771
TravelCenters of America,
Inc.* 13,106 563,034
8,030,299
Technology Hardware, Storage & Peripherals 0.3%
Avid Technology, Inc.* 7,197 250,959
Corsair Gaming, Inc.*(a) 7,922 167,630
Diebold Nixdorf, Inc.* 31,951 215,030
Eastman Kodak Co.*(a) 11,806 77,329
710,948
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.* 9,594 732,981
Fossil Group, Inc.* 18,353 176,923
G-III Apparel Group Ltd.* 23,413 633,322
Movado Group, Inc. 4,758 185,800
Oxford Industries, Inc. 1,806 163,443
Steven Madden Ltd. 27,101 1,047,183
2,939,652
Thrifts & Mortgage Finance 1.1%
Bridgewater Bancshares, Inc.* 2,997 49,990
Capitol Federal Financial, Inc. 132,864 1,445,560
Home Bancorp, Inc. 11,225 457,868
Merchants Bancorp 27,550 754,319
TrustCo Bank Corp. 7,116 227,214
2,934,951
Tobacco 0.3%
Vector Group Ltd. 71,648 862,642
Trading Companies & Distributors 1.7%
GMS, Inc.* 2,737 136,221
H&E Equipment Services, Inc. 24,565 1,069,069
Herc Holdings, Inc. 1,859 310,620
McGrath RentCorp 15,255 1,296,370
MRC Global, Inc.* 104,153 1,240,462
NOW, Inc.* 16,728 184,510
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Titan Machinery, Inc.* 21,343 603,153
4,840,405
Wireless Telecommunication Services 0.2%
Gogo , Inc.*(a) 32,378 617,125
Total Common Stocks
(cost $260,906,936) 268,272,261
Repurchase Agreements 4.8%
Principal
Amount ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $1,020,000.
(b) 1,000,000 1,000,000
BofA Securities, Inc.,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
7/20/2050 - 2/20/2052;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $9,279,566,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$9,465,081.(b) 9,279,491 9,279,491

36 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
0.31%, dated 3/31/2022,
due 4/1/2022, repurchase
price $2,000,018,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,834.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $13,279,491) 13,279,491
Total Investments
(cost $274,186,427) — 102.2% 281,551,752
Liabilities in excess of other assets — (2.2)% (5,954,720)
NET ASSETS — 100.0%
$ 275,597,032
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $30,900,031, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $13,279,491 and by $19,191,120 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/12/2022 – 2/15/2052, a total value of
$32,470,611.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $13,279,491.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 42 6/2022 USD 4,339,440 194,279
Net contracts 194,279
As of March 31, 2022, the Fund had $277,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT GS Small Cap Equity Insights Fund - March 31, 2022 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

38 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 268,272,261 $ – $ – $ 268,272,261
Futures Contracts 194,279 – – 194,279
Repurchase Agreements – 13,279,491 – 13,279,491
Total $ 268,466,540 $ 13,279,491 $ – $ 281,746,031
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 194,279
Total $ 194,279
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT U.S. 130/30 Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 3.4%
Huntington Ingalls Industries,
Inc. 39,714 7,920,560
Lockheed Martin Corp. 67,046 29,594,104
Textron, Inc. 84,930 6,317,094
43,831,758
Air Freight & Logistics 1.2%
FedEx Corp. 68,407 15,828,696
Auto Components 0.4%
Lear Corp. 31,176 4,445,386
Automobiles 3.1%
Ford Motor Co. 1,294,421 21,888,659
General Motors Co.* 281,776 12,324,882
Tesla, Inc.* 4,274 4,605,663
38,819,204
Banks 2.0%
Comerica, Inc. 97,318 8,800,467
Regions Financial Corp. 497,414 11,072,435
Umpqua Holdings Corp. 225,727 4,257,211
Western Alliance Bancorp 19,907 1,648,698
25,778,811
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 3,065 1,190,661
Molson Coors Beverage Co.,
Class B 102,508 5,471,877
6,662,538
Biotechnology 3.6%
Exelixis , Inc.* 139,688 3,166,727
Gilead Sciences, Inc. 327,927 19,495,260
Incyte Corp.* 112,950 8,970,489
Ionis Pharmaceuticals, Inc.* 120,546 4,465,024
United Therapeutics Corp.* 36,711 6,586,320
Vertex Pharmaceuticals, Inc.* 13,805 3,602,691
46,286,511
Capital Markets 0.8%
Evercore , Inc., Class A 15,016 1,671,581
Houlihan Lokey , Inc. 274 24,057
Raymond James Financial,
Inc. 80,195 8,814,233
10,509,871
Chemicals 2.7%
Chemours Co. (The) 43,218 1,360,503
Corteva , Inc. 271,551 15,608,751
Dow, Inc. 25,586 1,630,340
DuPont de Nemours, Inc. 119,655 8,804,215
Huntsman Corp. 198,760 7,455,488
34,859,297
Communications Equipment 1.6%
CommScope Holding Co.,
Inc.* 431,562 3,400,709
Juniper Networks, Inc. 469,778 17,456,950
20,857,659
Consumer Finance 0.9%
SLM Corp. 154,620 2,838,823
Common Stocks
Shares Value ($)
Consumer Finance
Synchrony Financial 256,039 8,912,718
11,751,541
Containers & Packaging 0.1%
Westrock Co. 27,949 1,314,441
Diversified Consumer Services 0.4%
frontdoor , Inc.* 32,083 957,677
Grand Canyon Education,
Inc.* 13,335 1,294,962
Service Corp. International 51,606 3,396,707
5,649,346
Diversified Financial Services 0.3%
Equitable Holdings, Inc. 118,331 3,657,611
Diversified Telecommunication Services 1.6%
AT&T, Inc. 446,854 10,559,160
Frontier Communications
Parent, Inc.* 102,264 2,829,645
Lumen Technologies, Inc. 630,743 7,108,474
20,497,279
Electric Utilities 1.8%
Edison International 131,196 9,196,840
Eversource Energy 24,514 2,161,890
Hawaiian Electric Industries,
Inc. 23,571 997,289
OGE Energy Corp. 66,804 2,724,267
Pinnacle West Capital Corp. 103,785 8,105,608
23,185,894
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.* 44,868 5,322,691
Avnet, Inc. 140,631 5,708,212
Jabil, Inc. 91,043 5,620,085
National Instruments Corp. 31,153 1,264,500
17,915,488
Entertainment 0.3%
Electronic Arts, Inc. 16,413 2,076,409
Madison Square Garden
Sports Corp.* 9,784 1,754,858
3,831,267
Equity Real Estate Investment Trusts (REITs) 4.0%
American Campus
Communities, Inc. 60,537 3,388,256
Camden Property Trust 73,768 12,260,242
Essex Property Trust, Inc. 38,500 13,300,980
Highwoods Properties, Inc. 114,044 5,216,372
SBA Communications Corp. 49,946 17,186,419
51,352,269
Food & Staples Retailing 0.4%
Albertsons Cos., Inc., Class A 141,597 4,708,100
Food Products 3.2%
Archer-Daniels-Midland Co. 278,506 25,137,951
Ingredion, Inc. 75,219 6,555,336
Pilgrim's Pride Corp.* 121,334 3,045,483
Post Holdings, Inc.* 93,637 6,485,299
41,224,069
Health Care Equipment & Supplies 1.7%
Intuitive Surgical, Inc.* 70,395 21,236,764

40 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services 8.4%
Anthem, Inc. 42,590 20,921,060
Cardinal Health, Inc. 203,842 11,557,841
Cigna Corp. 92,018 22,048,433
Humana, Inc. 51,533 22,425,616
McKesson Corp. 91,480 28,004,772
Molina Healthcare, Inc.* 6,775 2,260,072
107,217,794
Hotels, Restaurants & Leisure 1.3%
Hilton Worldwide Holdings,
Inc.* 85,375 12,954,802
Six Flags Entertainment Corp.* 43,442 1,889,727
Travel + Leisure Co. 22,918 1,327,869
16,172,398
Household Durables 0.6%
NVR, Inc.* 171 763,903
PulteGroup, Inc. 104,448 4,376,371
Toll Brothers, Inc. 55,355 2,602,792
7,743,066
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 158,188 4,070,177
Insurance 6.9%
Allstate Corp. (The) 157,286 21,785,684
Assurant, Inc. 13,426 2,441,250
Everest Re Group Ltd. 20,088 6,054,121
First American Financial Corp. 10,313 668,489
Hanover Insurance Group, Inc.
(The) 20,221 3,023,444
Kemper Corp. 32,585 1,842,356
Lincoln National Corp. 90,184 5,894,426
MetLife, Inc. 200,593 14,097,676
Prudential Financial, Inc. 162,497 19,202,270
Reinsurance Group of
America, Inc. 70,322 7,697,446
Unum Group 150,894 4,754,670
87,461,832
Interactive Media & Services 7.4%
Alphabet, Inc., Class C* 27,962 78,097,587
Meta Platforms, Inc., Class A* 71,384 15,872,946
93,970,533
Internet & Direct Marketing Retail 1.7%
Amazon.com, Inc.* 6,439 20,990,818
IT Services 2.2%
EPAM Systems, Inc.* 10,022 2,972,625
GoDaddy , Inc., Class A* 108,478 9,079,609
SolarWinds Corp. 91,981 1,224,267
VeriSign, Inc.* 64,711 14,395,609
27,672,110
Machinery 1.4%
AGCO Corp. 45,288 6,613,407
Allison Transmission Holdings,
Inc. 49,393 1,939,169
Cummins, Inc. 35,453 7,271,765
Flowserve Corp. 65,455 2,349,834
18,174,175
Common Stocks
Shares Value ($)
Multiline Retail 0.1%
Nordstrom, Inc. 54,478 1,476,899
Multi-Utilities 1.5%
Ameren Corp. 141,341 13,252,132
DTE Energy Co. 45,327 5,992,683
19,244,815
Oil, Gas & Consumable Fuels 5.4%
APA Corp. 453,226 18,731,831
HF Sinclair Corp.* 45,332 1,806,480
Marathon Petroleum Corp. 251,364 21,491,622
Phillips 66 68,044 5,878,321
Targa Resources Corp. 19,103 1,441,703
Valero Energy Corp. 189,479 19,239,698
68,589,655
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 62,709 3,895,483
Pharmaceuticals 0.3%
Organon & Co. 54,311 1,897,083
Viatris , Inc. 201,726 2,194,779
4,091,862
Professional Services 0.6%
CACI International, Inc., Class
A* 13,935 4,198,058
Jacobs Engineering Group,
Inc. 21,742 2,996,265
Science Applications
International Corp. 4,785 441,034
7,635,357
Road & Rail 1.6%
Landstar System, Inc. 38,468 5,802,128
Lyft, Inc., Class A* 24,330 934,272
Old Dominion Freight Line, Inc. 24,715 7,381,876
Ryder System, Inc. 66,776 5,297,340
Schneider National, Inc., Class
B 27,985 713,618
20,129,234
Semiconductors & Semiconductor Equipment 3.5%
Cirrus Logic, Inc.* 34,139 2,894,646
Intel Corp. 362,072 17,944,288
Micron Technology, Inc. 299,711 23,344,490
44,183,424
Software 6.0%
Autodesk, Inc.* 65,562 14,053,215
Dropbox, Inc., Class A* 126,776 2,947,542
Fortinet, Inc.* 48,980 16,738,425
Microsoft Corp. 129,919 40,055,327
Nutanix , Inc., Class A* 71,023 1,904,837
Zscaler , Inc.* 4,279 1,032,437
76,731,783
Specialty Retail 3.1%
AutoNation, Inc.* 24,235 2,413,321
AutoZone, Inc.* 11,757 24,038,127
Best Buy Co., Inc. 112,645 10,239,431
O'Reilly Automotive, Inc.* 1,967 1,347,316

NVIT U.S. 130/30 Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Specialty Retail
Penske Automotive Group,
Inc. 9,312 872,721
38,910,916
Technology Hardware, Storage & Peripherals 9.9%
Apple, Inc. 380,929 66,514,013
Dell Technologies, Inc., Class
C* 94,993 4,767,699
Hewlett Packard Enterprise
Co. 993,939 16,608,721
HP, Inc. 454,318 16,491,743
NetApp, Inc. 81,249 6,743,667
Western Digital Corp.* 225,202 11,181,279
Xerox Holdings Corp. 172,798 3,485,335
125,792,457
Textiles, Apparel & Luxury Goods 0.7%
Carter's, Inc. 64,704 5,952,121
Deckers Outdoor Corp.* 12,003 3,286,061
9,238,182
Trading Companies & Distributors 0.3%
Air Lease Corp. 91,188 4,071,544
Total Investments
(cost $1,008,263,854) — 98.9% 1,261,668,314
Other assets in excess of liabilities — 1.1% 13,987,108
NET ASSETS — 100.0%
$ 1,275,655,422
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of March 31, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advanced Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 59,583 478,452 478,452
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 25,997 48,614 48,614
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 34,626 135,388 135,388
AMC Entertainment
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 1.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 326,715 1,568,232 1,568,232
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 79,301 143,535 143,535
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 133,891 444,518 444,518
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 100,045 87,039 87,039

42 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Assurant, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 15,431 18,517 18,517
Azenta , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 56,708 321,534 321,534
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 154,525 175,543 175,543
Berkshire Hathaway,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 7,116 15,726 15,726
Bill.com Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 31,885 455,318 455,318
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 11,086 207,641 207,641
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 17,818 231,278 231,278
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 52,236 252,822 252,822
Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 44,186 496,651 496,651
Broadridge Financial
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 7,315 12,948 12,948
CACI International,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 5,378 7,314 7,314
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 91,870 355,537 355,537
Cargurus , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 154,149 242,014 242,014
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 27,789 539,107 539,107
CDK Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 38,127 16,395 16,395
Cloudflare , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 28,799 297,206 297,206
Corning, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 157,773 179,861 179,861
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 24,263 54,834 54,834
Datto Holding Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 114,155 3,425 3,425

NVIT U.S. 130/30 Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 55,191 100,858 100,858
Edison International OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 53,567 57,317 57,317
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 16,557 5,795 5,795
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 38,164 25,952 25,952
Fastly , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 23,595 25,247 25,247
Flowserve Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 106,005 91,164 91,164
Fox Factory Holding
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 35,652 183,608 183,608
GameStop Corp. Increases in total
return of reference
entity
OBFR - 8.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 30,829 410,642 410,642
GoHealth , Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 1,184,955 134,718 134,718
Hawaiian Electric
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,231 714 714
Hayward Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 246,320 189,666 189,666
HF Sinclair Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 79,770 57,434 57,434
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 29,742 57,402 57,402
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 91,175 181,438 181,438
Intellia Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 10,534 37,501 37,501
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 51,816 105,705 105,705
Intra-Cellular
Therapies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 62,686 56,417 56,417
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 35,688 19,985 19,985
Kemper Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,858 1,951 1,951

44 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 67,922 104,680 104,680
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 338,231 443,083 443,083
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 39,808 224,517 224,517
Madison Square
Garden Sports Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 12,994 53,405 53,405
Maravai
LifeSciences
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 178,933 180,722 180,722
Match Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 71,877 173,942 173,942
nCino , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 20,917 109,187 109,187
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 169,672 35,631 35,631
Oak Street Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 207,830 62,349 62,349
Olaplex Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 41,216 46,574 46,574
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 149,498 263,117 263,117
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 44,757 53,708 53,708
Peloton Interactive,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 84,741 378,792 378,792
PerkinElmer, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 36,886 214,677 214,677
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 123,444 474,025 474,025
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 22,309 12,270 12,270
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 3,032 4,215 4,215
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 44,336 46,109 46,109
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 14,996 463,805 463,805

NVIT U.S. 130/30 Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Post Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 16,275 13,183 13,183
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 1.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,535 10,633 10,633
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 12,345 68,144 68,144
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 39,623 433,476 433,476
Rivian Automotive,
Inc.
Increases in total
return of reference
entity
OBFR - 13.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 11,361 41,354 41,354
Science Applications
International Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 60,083 20,744 20,744
Scotts Miracle- Gro
Co. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 47,673 395,209 395,209
Service Corp.
International
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 47,091 81,467 81,467
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 142,801 509,800 509,800
Skillz , Inc. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 680,709 306,319 306,319
Snap, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 183,267 344,542 344,542
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 1.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 54,133 37,352 37,352
SolarEdge
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 19,133 40,753 40,753
Sunrun , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 159,657 546,027 546,027
Targa Resources
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,853 4,317 4,317
TD SYNNEX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 16,486 57,536 57,536
Teladoc Health, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 86,398 349,048 349,048
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 12,281 91,697 91,697
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 12,551 43,050 43,050

46 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
United Therapeutics
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 38,490 36,566 36,566
Upstart Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 1.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 5,256 58,237 58,237
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,184 7,173 7,173
Viasat , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 129,972 70,185 70,185
Virgin Galactic
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 1.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 49,339 55,753 55,753
Vroom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 163,067 71,750 71,750
Wolfspeed , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 68,294 518,351 518,351
Total unrealized appreciation 16,090,437 16,090,437
– –
Air Lease Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 27,861 (10,448) (10,448)
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 173,225 (188,815) (188,815)
Alnylam
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 9,524 (32,858) (32,858)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 380 (48,013) (48,013)
American Campus
Communities, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 35,987 (50,022) (50,022)
Arrow Electronics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 73,361 (338,194) (338,194)
AT&T, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 691,015 (248,765) (248,765)
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 49,476 (80,151) (80,151)
BorgWarner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 84,761 (100,018) (100,018)
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,989 (8,334) (8,334)
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 378,886 (109,877) (109,877)

NVIT U.S. 130/30 Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Chegg , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 43,777 (6,567) (6,567)
Chemours Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 33,333 (23,333) (23,333)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 54,927 (180,161) (180,161)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 243,949 (58,548) (58,548)
Columbia
Sportswear Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 9,757 (39,711) (39,711)
CommScope
Holding Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 239,240 (64,595) (64,595)
Corteva , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 148,578 (60,917) (60,917)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 323,421 (42,045) (42,045)
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 34,584 (201,279) (201,279)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 3,397 (51,736) (51,736)
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 13,754 (66,569) (66,569)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 298,724 (262,877) (262,877)
DuPont de
Nemours, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 19,002 (77,718) (77,718)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 36,514 (106,621) (106,621)
Evercore , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 17,626 (124,382) (124,382)
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 37,586 (81,562) (81,562)
First American
Financial Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 122,271 (327,470) (327,470)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 9,074 (52,085) (52,085)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 78,594 (84,881) (84,881)

48 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Frontdoor , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 29,274 (11,124) (11,124)
Frontier
Communications
Parent, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 132,559 (74,233) (74,233)
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 113,474 (285,954) (285,954)
Gilead Sciences,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 32,353 (11,324) (11,324)
GoDaddy , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 54,915 (85,118) (85,118)
Grand Canyon
Education, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 35,063 (8,415) (8,415)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 259,222 (31,107) (31,107)
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 21,777 (5,880) (5,880)
Hewlett Packard
Enterprise Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 86,517 (63,157) (63,157)
Highwoods
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 71,886 (71,160) (71,160)
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 16,330 (58,298) (58,298)
Houlihan Lokey , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 24,501 (131,325) (131,325)
Howard Hughes
Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 3,711 (4,787) (4,787)
HP, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 44,973 (142,564) (142,564)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,038 (6,099) (6,099)
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,425 (8,897) (8,897)
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,178 (1,236) (1,236)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 60,576 (17,567) (17,567)
Ingredion, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 7,367 (6,262) (6,262)

NVIT U.S. 130/30 Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 209,135 (486,239) (486,239)
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 39,573 (2,374) (2,374)
Jacobs Engineering
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 57,911 (41,117) (41,117)
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 32,811 (158,722) (158,722)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 29,056 (188,283) (188,283)
ManpowerGroup ,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 66,751 (404,511) (404,511)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 20,672 (155,040) (155,040)
MetLife, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 119,392 (89,544) (89,544)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 113,198 (733,523) (733,523)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 23,112 (227,422) (227,422)
Molson Coors
Beverage Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 53,548 (16,600) (16,600)
MongoDB, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 6,231 (47,979) (47,979)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 25,854 (132,631) (132,631)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 149,882 (608,521) (608,521)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 337,731 (236,412) (236,412)
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 36,190 (10,133) (10,133)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,018 (568,148) (568,148)
OneMain Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 28,068 (13,473) (13,473)
Penske Automotive
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,663 (24,446) (24,446)

50 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Prudential Financial,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,046 (20,929) (20,929)
PulteGroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 22,482 (70,818) (70,818)
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 220,694 (46,346) (46,346)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 51,552 (145,377) (145,377)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 27,845 (66,550) (66,550)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 37,547 (141,552) (141,552)
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 1.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 538,913 (400,400) (400,400)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,432 (61,219) (61,219)
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 44,789 (26,873) (26,873)
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 148,778 (129,931) (129,931)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,278 (2,750) (2,750)
SolarWinds Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 39,824 (5,177) (5,177)
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 79,811 (128,496) (128,496)
Toll Brothers, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 17,792 (67,254) (67,254)
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,092 (21,237) (21,237)
Umpqua Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 10,945 (13,681) (13,681)
Unum Group OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 199,038 (53,740) (53,740)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 4.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 941,563 (65,909) (65,909)
Viatris , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 798,848 (166,381) (166,381)

NVIT U.S. 130/30 Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 51
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 23,524 (3,764) (3,764)
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 28,829 (64,577) (64,577)
Westrock Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 143,058 (137,336) (137,336)
Xerox Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 155,417 (62,167) (62,167)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 108,030 (85,344) (85,344)
Total unrealized depreciation (10,285,985) (10,285,985)
– –
Net unrealized appreciation 5,804,452 5,804,452
Financing Costs of Swap Contracts 202,053 202,053
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 6,006,505 6,006,505
As of March 31, 2022, the Fund had $27,080,000 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate

52 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT U.S. 130/30 Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT U.S. 130/30 Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 53
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,261,668,314 $ – $ – $ 1,261,668,314
Total Return Swaps* – 16,090,437 – 16,090,437
Total Assets $ 1,261,668,314 $ 16,090,437 $ – $ 1,277,758,751
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (10,083,932) $ – $ (10,083,932)
Total Liabilities $ – $ (10,083,932) $ – $ (10,083,932)
Total $ 1,261,668,314 $ 6,006,505 $ – $ 1,267,674,819
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts(a)
Equity risk Unrealized appreciation on centrally cleared swap contracts $ 16,090,437
Total $ 16,090,437
Liabilities:
Swap Contracts(a)
Equity risk Unrealized depreciation on centrally cleared swap contracts $ (10,083,932)
Total $ (10,083,932)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AQR Large Cap Defensive Style Fund - March 31, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 98.7%
Shares Value ($)
Air Freight & Logistics 2.5%
CH Robinson Worldwide, Inc.
(a) 75,716 8,155,370
Expeditors International of
Washington, Inc. 68,492 7,065,635
United Parcel Service, Inc.,
Class B 15,618 3,349,436
18,570,441
Banks 1.0%
First Citizens BancShares ,
Inc., Class A 860 572,416
JPMorgan Chase & Co. 19,886 2,710,860
Signature Bank 817 239,781
SVB Financial Group* 5,878 3,288,447
Western Alliance Bancorp 4,937 408,882
7,220,386
Beverages 3.4%
Brown-Forman Corp., Class B 4,946 331,481
Coca-Cola Co. (The) 114,567 7,103,154
Monster Beverage Corp.* 88,768 7,092,563
PepsiCo, Inc. 65,855 11,022,810
25,550,008
Biotechnology 4.8%
AbbVie, Inc. 10,795 1,749,977
Amgen, Inc. 42,944 10,384,718
Biogen, Inc.* 8,549 1,800,419
Moderna , Inc.* 6,448 1,110,733
Regeneron Pharmaceuticals,
Inc.*(a) 16,019 11,187,990
Seagen , Inc.* 21,144 3,045,793
United Therapeutics Corp.* 13,080 2,346,683
Vertex Pharmaceuticals, Inc.* 14,951 3,901,763
35,528,076
Building Products 0.2%
Carrier Global Corp. 27,047 1,240,646
Capital Markets 1.4%
BlackRock, Inc. 2,648 2,023,522
CME Group, Inc. 19,698 4,685,366
MarketAxess Holdings, Inc. 2,112 718,503
T. Rowe Price Group, Inc.(a) 22,170 3,351,882
10,779,273
Chemicals 2.4%
Air Products & Chemicals, Inc. 4,353 1,087,858
CF Industries Holdings, Inc. 18,817 1,939,280
Corteva , Inc. 41,820 2,403,814
Ecolab, Inc. 48,904 8,634,490
Olin Corp. 5,691 297,525
PPG Industries, Inc. 11,451 1,500,883
Sherwin-Williams Co. (The) 7,202 1,797,763
17,661,613
Commercial Services & Supplies 2.7%
Copart , Inc.* 15,158 1,901,874
Republic Services, Inc. 50,941 6,749,683
Rollins, Inc. 8,185 286,884
Waste Management, Inc. 68,867 10,915,420
19,853,861
Common Stocks
Shares Value ($)
Communications Equipment 0.8%
Cisco Systems, Inc. 102,561 5,718,801
Containers & Packaging 0.4%
AptarGroup, Inc. 2,115 248,512
Ball Corp.(a) 3,635 327,150
Packaging Corp. of America 14,863 2,320,263
2,895,925
Distributors 0.0%
†
Pool Corp. 414 175,060
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc. 206,019 10,494,608
Electric Utilities 5.1%
Alliant Energy Corp. 5,271 329,332
American Electric Power Co.,
Inc. 50,073 4,995,783
Duke Energy Corp. 44,721 4,993,547
Evergy , Inc. 38,619 2,639,223
Eversource Energy 42,108 3,713,505
IDACORP, Inc.(a) 11,736 1,353,865
NextEra Energy, Inc. 123,040 10,422,718
Pinnacle West Capital Corp. 51,644 4,033,396
Xcel Energy, Inc. 76,481 5,519,634
38,001,003
Electrical Equipment 0.9%
Eaton Corp. plc 26,238 3,981,879
Emerson Electric Co. 3,482 341,410
Rockwell Automation, Inc. 8,297 2,323,409
6,646,698
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp., Class A 4,939 372,154
Entertainment 0.3%
Electronic Arts, Inc. 8,931 1,129,861
Take-Two Interactive Software,
Inc.*(a) 5,816 894,152
2,024,013
Equity Real Estate Investment Trusts (REITs) 1.0%
Life Storage, Inc. 7,929 1,113,469
Public Storage 16,657 6,500,894
7,614,363
Food & Staples Retailing 3.4%
Albertsons Cos., Inc., Class A 82,857 2,754,995
Costco Wholesale Corp. 20,278 11,677,086
Walmart, Inc. 75,757 11,281,733
25,713,814
Food Products 5.9%
Archer-Daniels-Midland Co. 8,856 799,343
Campbell Soup Co.(a) 19,202 855,833
Flowers Foods, Inc. 112,210 2,884,919
General Mills, Inc. 50,887 3,446,068
Hain Celestial Group, Inc.
(The)* 8,566 294,670
Hershey Co. (The) 58,533 12,680,004
Hormel Foods Corp. 195,493 10,075,709
J M Smucker Co. (The) 16,201 2,193,777
Kellogg Co.(a) 17,824 1,149,470
McCormick & Co., Inc.
(Non-Voting) 33,254 3,318,749

2 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Food Products
Mondelez International, Inc.,
Class A 95,057 5,967,679
43,666,221
Health Care Equipment & Supplies 3.7%
Abbott Laboratories 84,286 9,976,091
ABIOMED, Inc.* 1,172 388,213
Align Technology, Inc.* 1,615 704,140
Becton Dickinson and Co. 12,973 3,450,818
Edwards Lifesciences Corp.* 3,995 470,291
IDEXX Laboratories, Inc.* 5,831 3,189,907
Intuitive Surgical, Inc.* 7,505 2,264,109
Medtronic plc 32,422 3,597,221
ResMed , Inc. 5,230 1,268,327
Stryker Corp. 9,439 2,523,517
27,832,634
Health Care Providers & Services 3.0%
Anthem, Inc. 9,894 4,860,131
Chemed Corp. 8,867 4,491,579
Quest Diagnostics, Inc. 10,333 1,414,174
UnitedHealth Group, Inc. 23,225 11,844,053
22,609,937
Health Care Technology 0.1%
Veeva Systems, Inc., Class A* 4,470 949,696
Household Durables 0.3%
Garmin Ltd. 20,795 2,466,495
Household Products 3.7%
Church & Dwight Co., Inc.(a) 34,129 3,391,740
Clorox Co. (The) 51,556 7,167,830
Colgate-Palmolive Co. 76,648 5,812,218
Kimberly-Clark Corp. 1,693 208,510
Procter & Gamble Co. (The) 69,635 10,640,228
27,220,526
Industrial Conglomerates 0.7%
3M Co. 25,461 3,790,634
Honeywell International, Inc. 6,562 1,276,834
5,067,468
Insurance 3.7%
Allstate Corp. (The) 29,593 4,098,926
Aon plc, Class A 1,560 507,983
Chubb Ltd. 15,976 3,417,266
Erie Indemnity Co., Class A(a) 4,547 800,863
Everest Re Group Ltd. 5,518 1,663,015
Marsh & McLennan Cos., Inc. 21,592 3,679,709
Progressive Corp. (The) 74,876 8,535,115
Travelers Cos., Inc. (The) 25,638 4,684,832
27,387,709
Interactive Media & Services 1.9%
Alphabet, Inc., Class A* 2,903 8,074,259
IAC/InterActiveCorp*(a) 3,033 304,149
Meta Platforms, Inc., Class A* 27,559 6,128,020
14,506,428
Internet & Direct Marketing Retail 1.6%
Amazon.com, Inc.* 2,761 9,000,722
DoorDash , Inc., Class A*(a) 26,402 3,094,050
12,094,772
Common Stocks
Shares Value ($)
IT Services 3.6%
Accenture plc, Class A 14,065 4,743,140
Automatic Data Processing,
Inc. 13,213 3,006,486
Cloudflare , Inc., Class A*(a) 22,185 2,655,545
Concentrix Corp. 10,883 1,812,673
Mastercard , Inc., Class A 8,059 2,880,125
MongoDB, Inc.* 4,777 2,119,029
Paychex, Inc. 2,348 320,432
Visa, Inc., Class A(a) 40,520 8,986,120
26,523,550
Life Sciences Tools & Services 5.0%
Agilent Technologies, Inc. 3,763 497,958
Bio-Rad Laboratories, Inc.,
Class A* 5,527 3,112,972
Bio- Techne Corp. 1,164 504,058
Charles River Laboratories
International, Inc.* 2,189 621,610
Danaher Corp. 13,614 3,993,395
Illumina, Inc.* 6,152 2,149,509
Mettler -Toledo International,
Inc.* 5,499 7,551,172
PerkinElmer, Inc.(a) 31,658 5,523,055
QIAGEN NV* 5,163 252,987
Thermo Fisher Scientific, Inc. 18,525 10,941,791
Waters Corp.* 4,579 1,421,276
West Pharmaceutical
Services, Inc. 1,191 489,155
37,058,938
Machinery 1.2%
Caterpillar, Inc. 12,104 2,697,013
IDEX Corp. 6,181 1,185,083
Illinois Tool Works, Inc. 23,267 4,872,110
8,754,206
Media 1.0%
Charter Communications, Inc.,
Class A*(a) 5,977 3,260,573
New York Times Co. (The),
Class A 93,951 4,306,714
7,567,287
Metals & Mining 1.6%
Alcoa Corp. 53,648 4,829,929
Newmont Corp. 81,013 6,436,483
Royal Gold, Inc. 3,893 550,003
11,816,415
Multiline Retail 1.3%
Dollar General Corp.(a) 2,901 645,849
Target Corp. 44,076 9,353,809
9,999,658
Multi-Utilities 3.8%
Ameren Corp. 60,196 5,643,977
Consolidated Edison, Inc. 37,368 3,538,002
Dominion Energy, Inc. 51,756 4,397,707
DTE Energy Co.(a) 37,547 4,964,089
Public Service Enterprise
Group, Inc. 55,811 3,906,770
WEC Energy Group, Inc. 59,197 5,908,453
28,358,998

NVIT AQR Large Cap Defensive Style Fund - March 31, 2022 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 3.4%
ConocoPhillips 27,796 2,779,600
Devon Energy Corp. 54,718 3,235,475
EOG Resources, Inc. 65,744 7,838,657
Hess Corp. 5,279 565,064
Marathon Oil Corp. 279,518 7,018,697
Occidental Petroleum Corp.(a) 74,093 4,204,037
25,641,530
Personal Products 0.6%
Estee Lauder Cos., Inc. (The),
Class A 15,182 4,134,362
Pharmaceuticals 4.8%
Eli Lilly & Co. 36,500 10,452,505
Johnson & Johnson 64,069 11,354,949
Merck & Co., Inc. 89,891 7,375,557
Pfizer, Inc. 72,491 3,752,859
Zoetis, Inc. 15,841 2,987,454
35,923,324
Professional Services 0.9%
FTI Consulting, Inc.* 9,406 1,478,811
Robert Half International, Inc. 44,233 5,050,524
6,529,335
Road & Rail 3.2%
AMERCO(a) 4,562 2,723,240
JB Hunt Transport Services,
Inc. 22,716 4,561,146
Landstar System, Inc.(a) 27,300 4,117,659
Old Dominion Freight Line, Inc. 32,159 9,605,250
Union Pacific Corp. 9,445 2,580,469
23,587,764
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. 3,981 2,506,756
Texas Instruments, Inc. 22,233 4,079,311
6,586,067
Software 5.1%
Adobe, Inc.* 16,225 7,392,435
Atlassian Corp. plc, Class A* 6,396 1,879,337
Crowdstrike Holdings, Inc.,
Class A* 18,424 4,183,722
Dolby Laboratories, Inc., Class
A 3,451 269,937
Fortinet, Inc.* 3,834 1,310,231
Intuit, Inc. 8,202 3,943,850
Microsoft Corp. 34,838 10,740,904
NortonLifeLock , Inc. 75,468 2,001,411
Oracle Corp. 47,828 3,956,810
Tyler Technologies, Inc.* 802 356,802
Zoom Video Communications,
Inc., Class A* 14,675 1,720,350
37,755,789
Specialty Retail 2.4%
AutoZone, Inc.*(a) 4,133 8,450,249
Best Buy Co., Inc.(a) 6,129 557,126
Home Depot, Inc. (The) 25,156 7,529,946
O'Reilly Automotive, Inc.* 1,374 941,135
Williams-Sonoma, Inc.(a) 2,761 400,345
17,878,801
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0.6%
Lululemon Athletica , Inc.*(a) 7,086 2,588,020
NIKE, Inc., Class B 15,532 2,089,986
4,678,006
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp. 15,133 251,208
Tobacco 0.7%
Altria Group, Inc. 23,615 1,233,884
Philip Morris International, Inc. 43,221 4,060,180
5,294,064
Water Utilities 1.0%
American Water Works Co.,
Inc. 45,079 7,461,927
Essential Utilities, Inc. 4,846 247,776
7,709,703
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc.* 77,295 9,920,813
Total Common Stocks
(cost $496,323,924) 735,832,447
Repurchase Agreement 0.5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $3,408,370,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$3,476,510.(b) 3,408,343 3,408,343
Total Repurchase Agreement
(cost $3,408,343) 3,408,343
Total Investments
(cost $499,732,267) — 99.2% 739,240,790
Other assets in excess of liabilities — 0.8% 5,790,657
NET ASSETS — 100.0%
$ 745,031,447
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $63,865,664, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,408,343 and by $62,773,294 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/14/2022 – 2/15/2052, a total value of
$66,181,637.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $3,408,343.

4 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 12 6/2022 USD 2,718,450 169,757
Net contracts 169,757
As of March 31, 2022, the Fund had $144,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT AQR Large Cap Defensive Style Fund - March 31, 2022 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

6 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 735,832,447 $ – $ – $ 735,832,447
Futures Contracts 169,757 – – 169,757
Repurchase Agreement – 3,408,343 – 3,408,343
Total $ 736,002,204 $ 3,408,343 $ – $ 739,410,547
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT AQR Large Cap Defensive Style Fund - March 31, 2022 (Unaudited) - Statement of Investments - 7
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 169,757
Total $ 169,757
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks 92 .6%
Shares Value ($)
Aerospace & Defense 2 .8%
Airbus SE* 21,911 2,648,461
BAE Systems plc 959,142 9,041,316
Huntington Ingalls Industries,
Inc. 18,968 3,782,978
15,472,755
Auto Components 0 .7%
Lear Corp. 26,503 3,779,063
Automobiles 1 .5%
General Motors Co.* 187,497 8,201,119
Banks 10 .4%
Bank of America Corp. 243,144 10,022,396
Citigroup, Inc. 266,345 14,222,823
First Citizens BancShares,
Inc., Class A 8,510 5,664,256
JPMorgan Chase & Co. 61,460 8,378,227
M&T Bank Corp. 7,682 1,302,099
Wells Fargo & Co. 354,629 17,185,321
56,775,122
Beverages 1 .3%
Constellation Brands, Inc.,
Class A 30,960 7,130,707
Capital Markets 1 .9%
Charles Schwab Corp. (The) 65,155 5,493,218
Raymond James Financial,
Inc. 42,495 4,670,626
10,163,844
Chemicals 1 .5%
Corteva, Inc. 65,216 3,748,616
PPG Industries, Inc. 33,476 4,387,699
8,136,315
Communications Equipment 2 .5%
Cisco Systems, Inc. 242,619 13,528,436
Consumer Finance 0 .6%
Capital One Financial Corp. 25,359 3,329,383
Containers & Packaging 1 .1%
Sealed Air Corp. 90,406 6,053,586
Diversified Financial Services 1 .3%
Apollo Global Management,
Inc. 53,979 3,346,158
Equitable Holdings, Inc. 114,352 3,534,621
6,880,779
Diversified Telecommunication Services 1 .6%
Verizon Communications, Inc. 172,377 8,780,884
Electric Utilities 0 .8%
American Electric Power Co.,
Inc. 45,652 4,554,700
Entertainment 0 .5%
Activision Blizzard, Inc. 33,954 2,720,055
Food Products 0 .7%
Mondelez International, Inc.,
Class A 57,354 3,600,684
Health Care Equipment & Supplies 5 .9%
Alcon, Inc. 27,502 2,172,469
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Becton Dickinson and Co. 5,332 1,418,312
DENTSPLY SIRONA, Inc. 97,859 4,816,620
Koninklijke Philips NV 193,761 5,927,729
Medtronic plc 98,837 10,965,965
Zimmer Biomet Holdings, Inc. 54,320 6,947,528
32,248,623
Health Care Providers & Services 9 .6%
AmerisourceBergen Corp. 26,577 4,111,728
Anthem, Inc. 32,634 16,030,473
Cigna Corp. 32,043 7,677,823
CVS Health Corp. 33,050 3,344,991
Humana, Inc. 23,636 10,285,678
Laboratory Corp. of America
Holdings* 26,347 6,946,650
UnitedHealth Group, Inc. 7,802 3,978,786
52,376,129
Household Durables 1 .5%
Newell Brands, Inc. 175,264 3,752,402
Panasonic Holdings Corp. 483,700 4,684,217
8,436,619
Household Products 0 .6%
Reckitt Benckiser Group plc 40,778 3,116,948
Industrial Conglomerates 1 .7%
General Electric Co. 66,181 6,055,562
Siemens AG (Registered) 25,339 3,511,028
9,566,590
Insurance 6 .8%
Allstate Corp. (The) 15,553 2,154,246
American International Group,
Inc. 211,400 13,269,578
Fidelity National Financial, Inc. 117,024 5,715,452
MetLife, Inc. 102,068 7,173,339
Progressive Corp. (The) 18,713 2,133,095
Prudential plc 53,247 786,553
Willis Towers Watson plc 24,216 5,720,303
36,952,566
IT Services 4 .8%
Cognizant Technology
Solutions Corp., Class A 107,481 9,637,821
Fidelity National Information
Services, Inc. 91,239 9,162,221
Visa, Inc., Class A(a) 32,334 7,170,711
25,970,753
Machinery 1 .1%
Komatsu Ltd. 255,000 6,118,897
Media 2 .7%
Comcast Corp., Class A(a) 186,003 8,708,660
Fox Corp., Class A 154,995 6,114,553
14,823,213
Multiline Retail 1 .2%
Dollar General Corp.(a) 29,690 6,609,885
Multi-Utilities 2 .2%
CenterPoint Energy, Inc. 104,688 3,207,640
Public Service Enterprise
Group, Inc. 41,770 2,923,900

NVIT BlackRock Equity Dividend Fund - March 31, 2022 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Multi-Utilities
Sempra Energy 33,504 5,632,693
11,764,233
Oil, Gas & Consumable Fuels 5 .6%
BP plc 2,364,101 11,553,443
ConocoPhillips 75,172 7,517,200
EQT Corp. 187,378 6,447,677
Hess Corp. 45,311 4,850,089
30,368,409
Personal Products 1 .7%
Unilever plc, ADR-UK(a) 201,126 9,165,312
Pharmaceuticals 6 .6%
AstraZeneca plc 88,837 11,780,782
Bayer AG (Registered)(a) 144,807 9,907,292
Novo Nordisk A/S, ADR-DK 25,276 2,806,900
Sanofi 114,468 11,673,936
36,168,910
Professional Services 1 .6%
Leidos Holdings, Inc.(a) 79,902 8,631,014
Road & Rail 1 .2%
Union Pacific Corp. 23,110 6,313,883
Semiconductors & Semiconductor Equipment 0 .5%
Analog Devices, Inc. 16,334 2,698,050
Software 3 .4%
CDK Global, Inc. 134,001 6,523,169
Microsoft Corp. 15,299 4,716,835
SS&C Technologies Holdings,
Inc. 95,480 7,162,909
18,402,913
Specialty Retail 1 .3%
Ross Stores, Inc. 80,651 7,295,690
Technology Hardware, Storage & Peripherals 0 .6%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 2,384 3,367,737
Tobacco 1 .4%
Altria Group, Inc. 65,142 3,403,669
British American Tobacco plc 97,072 4,060,173
7,463,842
Wireless Telecommunication Services 1 .4%
Rogers Communications, Inc.,
Class B 134,598 7,618,409
Total Common Stocks
(cost $409,444,620) 504,586,057
Master Limited Partnership 2 .2%
Oil, Gas & Consumable Fuels 2 .2%
Enterprise Products Partners
LP 468,863 12,101,354
Total Master Limited Partnership
(cost  $10,785,260)
12,101,354
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022,
repurchase price
$4,726, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value $4,820.
(b) 4,725 4,725
Total Repurchase Agreement
(cost $4,725) 4,725
Total Investments
(cost $420,234,605) — 94.8% 516,692,136
Other assets in excess of liabilities — 5.2% 28,256,132
NET ASSETS — 100.0%
$ 544,948,268
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $13,807,830, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,725 and by $14,315,890 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 4/14/2022 – 2/15/2052, a total value of $14,320,615.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $4,725.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom

10 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BlackRock Equity Dividend Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT BlackRock Equity Dividend Fund - March 31, 2022 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,782,978 $ 11,689,777 $ – $ 15,472,755
Auto Components 3,779,063 – – 3,779,063
Automobiles 8,201,119 – – 8,201,119
Banks 56,775,122 – – 56,775,122
Beverages 7,130,707 – – 7,130,707
Capital Markets 10,163,844 – – 10,163,844
Chemicals 8,136,315 – – 8,136,315
Communications Equipment 13,528,436 – – 13,528,436
Consumer Finance 3,329,383 – – 3,329,383
Containers & Packaging 6,053,586 – – 6,053,586
Diversified Financial Services 6,880,779 – – 6,880,779
Diversified Telecommunication Services 8,780,884 – – 8,780,884
Electric Utilities 4,554,700 – – 4,554,700
Entertainment 2,720,055 – – 2,720,055
Food Products 3,600,684 – – 3,600,684
Health Care Equipment & Supplies 24,148,425 8,100,198 – 32,248,623
Health Care Providers & Services 52,376,129 – – 52,376,129
Household Durables 3,752,402 4,684,217 – 8,436,619
Household Products – 3,116,948 – 3,116,948
Industrial Conglomerates 6,055,562 3,511,028 – 9,566,590
Insurance 36,166,013 786,553 – 36,952,566
IT Services 25,970,753 – – 25,970,753
Machinery – 6,118,897 – 6,118,897
Media 14,823,213 – – 14,823,213
Multiline Retail 6,609,885 – – 6,609,885
Multi-Utilities 11,764,233 – – 11,764,233
Oil, Gas & Consumable Fuels 18,814,966 11,553,443 – 30,368,409
Personal Products 9,165,312 – – 9,165,312
Pharmaceuticals 2,806,900 33,362,010 – 36,168,910
Professional Services 8,631,014 – – 8,631,014
Road & Rail 6,313,883 – – 6,313,883
Semiconductors & Semiconductor
Equipment 2,698,050 – – 2,698,050
Software 18,402,913 – – 18,402,913
Specialty Retail 7,295,690 – – 7,295,690
Technology Hardware, Storage &
Peripherals – 3,367,737 – 3,367,737
Tobacco 3,403,669 4,060,173 – 7,463,842
Wireless Telecommunication Services 7,618,409 – – 7,618,409
Total Common Stocks $ 414,235,076 $ 90,350,981 $ – $ 504,586,057
Master Limited Partnership 12,101,354 – – 12,101,354
Repurchase Agreement – 4,725 – 4,725
Total $ 426,336,430 $ 90,355,706 $ – $ 516,692,136
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 96.2%
Shares Value ($)
Aerospace & Defense 2.6%
Aerojet Rocketdyne Holdings,
Inc.*(a) 31,377 1,234,685
Lockheed Martin Corp. 13,501 5,959,341
7,194,026
Air Freight & Logistics 1.3%
Expeditors International of
Washington, Inc. 2,634 271,724
FedEx Corp. 14,565 3,370,195
3,641,919
Auto Components 0.6%
Dana, Inc. 97,083 1,705,748
Automobiles 1.9%
Tesla, Inc.* 4,745 5,113,212
Winnebago Industries, Inc. 4,579 247,404
5,360,616
Banks 0.8%
Citizens Financial Group, Inc.
(a) 26,513 1,201,834
Western Alliance Bancorp 13,561 1,123,122
2,324,956
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A* 1,913 743,143
Coca-Cola Consolidated, Inc.
(a) 917 455,612
1,198,755
Biotechnology 5.9%
ACADIA Pharmaceuticals,
Inc.* 28,346 686,540
Alnylam Pharmaceuticals, Inc.* 16,653 2,719,268
Exelixis , Inc.* 66,504 1,507,646
Incyte Corp.* 36,717 2,916,064
Ionis Pharmaceuticals, Inc.* 59,632 2,208,769
PTC Therapeutics, Inc.* 26,443 986,588
Sarepta Therapeutics, Inc.* 20,995 1,640,130
Vertex Pharmaceuticals, Inc.* 15,487 4,041,643
16,706,648
Capital Markets 0.9%
Houlihan Lokey , Inc. 9,565 839,807
Moelis & Co., Class A 34,716 1,629,916
2,469,723
Chemicals 3.2%
Axalta Coating Systems Ltd.* 16,457 404,513
Celanese Corp. 17,296 2,471,080
Chemours Co. (The)(a) 64,690 2,036,441
FMC Corp. 4,062 534,437
LyondellBasell Industries NV,
Class A 9,206 946,561
Olin Corp. 35,558 1,858,972
Westlake Corp.(a) 7,169 884,655
9,136,659
Communications Equipment 0.6%
CommScope Holding Co.,
Inc.* 225,825 1,779,501
Common Stocks
Shares Value ($)
Construction & Engineering 0.6%
EMCOR Group, Inc. 14,244 1,604,302
Consumer Finance 0.9%
Synchrony Financial 70,535 2,455,323
Containers & Packaging 0.2%
O-I Glass, Inc.* 52,642 693,822
Diversified Consumer Services 0.4%
frontdoor , Inc.* 34,271 1,022,989
Electric Utilities 0.9%
NRG Energy, Inc. 62,703 2,405,287
Electronic Equipment, Instruments & Components 2.5%
Itron , Inc.* 33,659 1,773,156
Jabil, Inc. 51,009 3,148,786
Vontier Corp. 80,737 2,049,912
6,971,854
Entertainment 0.2%
Madison Square Garden
Sports Corp.* 2,404 431,182
Equity Real Estate Investment Trusts (REITs) 1.4%
Equinix , Inc. 1,196 886,977
Ryman Hospitality Properties,
Inc.* 11,806 1,095,243
SBA Communications Corp. 5,311 1,827,515
3,809,735
Food & Staples Retailing 0.9%
Costco Wholesale Corp. 4,627 2,664,458
Food Products 1.3%
Hershey Co. (The) 14,272 3,091,743
Pilgrim's Pride Corp.* 17,529 439,978
3,531,721
Health Care Providers & Services 2.1%
Cardinal Health, Inc. 14,151 802,362
DaVita, Inc.* 4,579 517,930
McKesson Corp. 15,453 4,730,627
6,050,919
Hotels, Restaurants & Leisure 3.9%
Booking Holdings, Inc.* 925 2,172,316
Domino's Pizza, Inc. 453 184,376
Hilton Worldwide Holdings,
Inc.* 19,076 2,894,592
Starbucks Corp. 43,378 3,946,097
Travel + Leisure Co. 31,908 1,848,749
11,046,130
Household Durables 1.4%
NVR, Inc.* 51 227,831
PulteGroup, Inc. 25,529 1,069,665
Sonos , Inc.*(a) 43,862 1,237,786
Toll Brothers, Inc. 18,945 890,794
Tri Pointe Homes, Inc.* 19,366 388,869
3,814,945
Insurance 2.3%
Arch Capital Group Ltd.* 21,531 1,042,531
Everest Re Group Ltd. 6,165 1,858,008
Lincoln National Corp. 24,740 1,617,006

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Insurance
RenaissanceRe Holdings Ltd. 13,054 2,069,190
6,586,735
Interactive Media & Services 7.9%
Alphabet, Inc., Class C* 6,296 17,584,665
Meta Platforms, Inc., Class A* 12,984 2,887,122
Yelp, Inc.* 51,435 1,754,448
22,226,235
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.* 3,283 10,702,416
eBay, Inc. 59,739 3,420,655
14,123,071
IT Services 7.6%
Automatic Data Processing,
Inc. 9,469 2,154,576
CSG Systems International,
Inc. 29,405 1,869,276
EPAM Systems, Inc.* 9,800 2,906,778
Genpact Ltd. 7,278 316,666
GoDaddy , Inc., Class A* 30,065 2,516,441
Mastercard , Inc., Class A 23,069 8,244,399
WEX, Inc.* 5,496 980,761
Wix.com Ltd.* 22,422 2,342,202
21,331,099
Machinery 1.0%
AGCO Corp. 1,457 212,766
Allison Transmission Holdings,
Inc. 68,932 2,706,270
2,919,036
Paper & Forest Products 0.7%
Louisiana-Pacific Corp.(a) 32,732 2,033,312
Personal Products 0.7%
Herbalife Nutrition Ltd.*(a) 42,642 1,294,611
Nu Skin Enterprises, Inc.,
Class A 14,917 714,226
2,008,837
Professional Services 2.3%
Booz Allen Hamilton Holding
Corp. 28,386 2,493,426
Insperity , Inc. 21,616 2,170,679
TriNet Group, Inc.* 18,916 1,860,578
6,524,683
Road & Rail 1.1%
Landstar System, Inc.(a) 15,283 2,305,135
Lyft, Inc., Class A* 4,732 181,709
Werner Enterprises, Inc. 16,973 695,893
3,182,737
Semiconductors & Semiconductor Equipment 4.8%
Lam Research Corp. 5,940 3,193,403
Micron Technology, Inc. 34,277 2,669,835
NVIDIA Corp. 8,438 2,302,393
QUALCOMM, Inc. 36,046 5,508,550
13,674,181
Software 14.4%
Adobe, Inc.* 7,581 3,454,055
Autodesk, Inc.* 19,425 4,163,749
Box, Inc., Class A*(a) 61,769 1,795,007
Common Stocks
Shares Value ($)
Software
CommVault Systems, Inc.*(a) 32,587 2,162,148
Dropbox, Inc., Class A*(a) 39,311 913,981
Fortinet, Inc.* 13,768 4,705,076
Microsoft Corp. 66,562 20,521,730
Nutanix , Inc., Class A*(a) 51,532 1,382,088
Zscaler , Inc.* 6,988 1,686,065
40,783,899
Specialty Retail 2.6%
Asbury Automotive Group,
Inc.*(a) 1,595 255,519
AutoZone, Inc.* 2,227 4,553,280
Best Buy Co., Inc. 27,184 2,471,025
7,279,824
Technology Hardware, Storage & Peripherals 10.5%
Apple, Inc. 136,373 23,812,090
Dell Technologies, Inc., Class
C* 39,538 1,984,412
HP, Inc.(a) 97,454 3,537,580
NetApp, Inc. 3,284 272,572
29,606,654
Textiles, Apparel & Luxury Goods 0.2%
Columbia Sportswear Co. 6,578 595,506
Trading Companies & Distributors 0.2%
Boise Cascade Co. 8,358 580,630
Total Common Stocks
(cost $195,975,342) 271,477,657
Exchange Traded Fund 1.0%
Equity Fund 1.0%
iShares Russell 1000 Growth
ETF 10,500 2,915,115
Total Exchange Traded Fund
(cost $2,975,887) 2,915,115
Repurchase Agreement 0.8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $2,178,261,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$2,221,808.(b) 2,178,243 2,178,243
Total Repurchase Agreement
(cost $2,178,243) 2,178,243
Total Investments
(cost $201,129,472) — 98.0% 276,571,015
Other assets in excess of liabilities — 2.0% 5,704,815
NET ASSETS — 100.0%
$ 282,275,830

14 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $16,538,145, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,178,243 and by $15,147,695 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2022 – 11/15/2051, a total value of
$17,325,938.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $2,178,243.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of March 31, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 4,605 5,434 5,434
3D Systems Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 28,099 25,008 25,008
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 25,467 9,677 9,677
Advanced Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 871 6,994 6,994
Aerojet Rocketdyne
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 1,181 1,075 1,075
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 19,825 77,516 77,516
Altair Engineering,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 16,825 27,296 27,296
Amicus
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 107,513 45,693 45,693
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 13,204 23,899 23,899
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 22,574 74,946 74,946
Appian Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,780 15,957 15,957
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 16,827 14,639 14,639
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,280 2,394 2,394

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 15
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Automatic Data
Processing, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 9,672 35,109 35,109
Axonics , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 2,892 463 463
Azenta , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 14,777 83,786 83,786
Bath & Body Works,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 26,008 – –
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 11,824 – –
Bill.com Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 6,575 93,891 93,891
BioCryst
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 20,927 17,788 17,788
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 297 3,855 3,855
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 7,763 37,573 37,573
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,447 5,870 5,870
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 17,089 66,134 66,134
Cardlytics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 6,671 35,156 35,156
CareDx , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,810 5,647 5,647
Cargurus , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 30,141 47,321 47,321
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 3,650 70,810 70,810
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 7,275 31,574 31,574
Central Garden &
Pet Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 6,023 9,035 9,035
Chart Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 6,679 19,837 19,837
Cheniere Energy,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 5,036 302 302

16 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 6,629 3,497 3,497
Coca-Cola
Consolidated, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 627 1,499 1,499
Corning, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 30,418 34,677 34,677
Costco Wholesale
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,494 14,640 14,640
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 25,540 41,119 41,119
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 4,801 10,850 10,850
Delta Air Lines, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 68,419 3,421 3,421
Digital Turbine, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 5,876 18,568 18,568
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 11,461 344 344
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 8,105 – –
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 2,875 1,006 1,006
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 11,874 23,273 23,273
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 51,160 34,789 34,789
Fate Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 12,669 40,161 40,161
Fox Factory Holding
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 13,320 68,598 68,598
FuelCell Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 20,326 9,756 9,756
Generac Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 4,611 104,614 104,614
GoHealth , Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 177,776 23,111 23,111
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 54,728 8,108 8,108

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 17
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Hamilton Lane, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 14,901 22,650 22,650
Hershey Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,439 4,016 4,016
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 16,158 32,154 32,154
Installed Building
Products, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 2,897 18,990 18,990
Intellia Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,308 8,216 8,216
Intra-Cellular
Therapies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 14,623 13,161 13,161
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 43,831 38,133 38,133
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 24,862 13,923 13,923
Lakeland Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 10,141 27,786 27,786
Lamb Weston
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 6,354 1,779 1,779
Lantheus Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 14,727 19,587 19,587
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 13,772 15,562 15,562
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 12,780 80,252 80,252
Leslie's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 71,223 90,397 90,397
Maravai
LifeSciences
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 28,146 28,427 28,427
Match Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 12,641 30,591 30,591
MicroStrategy , Inc. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 1,811 60,994 60,994
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 3,148 18,605 18,605
nCino , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 7,589 39,615 39,615

18 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Neogen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 42,943 47,667 47,667
NeoGenomics , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 32,426 11,025 11,025
Newmark Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 32,697 9,482 9,482
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 6,943 1,458 1,458
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,154 37,916 37,916
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 6,667 8,000 8,000
Pacific Biosciences
of California, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 19,148 23,361 23,361
Peloton Interactive,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 18,532 82,838 82,838
Petco Health &
Wellness Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 49,831 46,343 46,343
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 27,545 15,150 15,150
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,103 3,227 3,227
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 3,118 96,602 96,602
Power Integrations,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 15,182 – –
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 8,084 132,269 132,269
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 1.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 3,967 1,428 1,428
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 7,091 39,142 39,142
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 9,458 69,181 69,181
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,386 2,810 2,810
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 8,317 90,988 90,988

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 19
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Rivian Automotive,
Inc.
Increases in total
return of reference
entity
OBFR - 13.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 1,797 6,541 6,541
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 233 2,864 2,864
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 3,727 15,094 15,094
Shake Shack, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 10,834 23,401 23,401
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 26,062 93,041 93,041
Simpson
Manufacturing Co.,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,209 13,144 13,144
Skillz , Inc. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 143,264 64,469 64,469
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 3,139 15,161 15,161
TechTarget , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 12,527 29,689 29,689
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,225 4,272 4,272
Trupanion , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 8,203 72,597 72,597
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 14,863 25,416 25,416
Virgin Galactic
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 1.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 4,531 5,120 5,120
Vroom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 30,529 13,433 13,433
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 3,453 64,709 64,709
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 6,989 36,832 36,832
West
Pharmaceutical
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,538 8,655 8,655
WEX, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 1,350 1,269 1,269
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 14,449 86,924 86,924

20 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zscaler , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 3,715 – –
Total unrealized appreciation 3,203,066 3,203,066
– –
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,353 (2,565) (2,565)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,866 (55,967) (55,967)
Arch Capital Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 15,171 (2,124) (2,124)
Asbury Automotive
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,002 (65,426) (65,426)
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,636 (14,675) (14,675)
Boise Cascade Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,697 (9,554) (9,554)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 1,816 (14,601) (14,601)
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,717 (790) (790)
Brookfield
Renewable Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 36,875 (62,319) (62,319)
Cardinal Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 35,818 (15,015) (15,015)
Chemours Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 18,441 (12,909) (12,909)
CommScope
Holding Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 33,739 (9,110) (9,110)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 57,312 (7,451) (7,451)
CSG Systems
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 10,909 (6,164) (6,164)
Dana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 48,616 (37,434) (37,434)
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 12,970 (32,036) (32,036)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 73,847 (64,985) (64,985)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 21
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 149 (1,556) (1,556)
Equinix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 5,307 (94,625) (94,625)
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 23,096 (50,118) (50,118)
FedEx Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 3,178 (22,818) (22,818)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 14,552 (15,716) (15,716)
GoDaddy , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 5,720 (8,866) (8,866)
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 28,889 (8,378) (8,378)
– –
Herbalife Nutrition
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 19,974 (22,970) (22,970)
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 5,782 (20,642) (20,642)
Houlihan Lokey , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 2,582 (13,840) (13,840)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 1,816 (527) (527)
Itron , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 14,415 (20,613) (20,613)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 12,496 (105,341) (105,341)
JELD-WEN Holding,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 19,915 (54,169) (54,169)
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 3,021 (94,618) (94,618)
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 369 (1,723) (1,723)
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 9,881 (27,469) (27,469)
Livent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 30,786 (28,323) (28,323)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 3,565 (20,285) (20,285)

22 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 26,448 (46,548) (46,548)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 35,873 (269,047) (269,047)
Moelis & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 240 (365) (365)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 10,499 (103,310) (103,310)
MongoDB, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 1,089 (8,385) (8,385)
Murphy USA, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 12,060 (32,200) (32,200)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 32,693 (167,715) (167,715)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 26,709 (108,439) (108,439)
Nu Skin Enterprises,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 390 (82) (82)
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 19,639 (5,499) (5,499)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 4,706 (29,114) (29,114)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 185 (52,085) (52,085)
O-I Glass, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 24,972 (9,240) (9,240)
Olin Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 2,481 (2,600) (2,600)
Outset Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 30,134 (41,585) (41,585)
Pegasystems , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 20,803 (42,230) (42,230)
PROG Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 2,891 (1,937) (1,937)
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 27,384 (43,267) (43,267)
PulteGroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 32,425 (107,002) (107,002)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
QUALCOMM, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 3,063 (23,187) (23,187)
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 25,972 (5,454) (5,454)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 7,448 (28,079) (28,079)
Robert Half
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 21,784 (156,409) (156,409)
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 1.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 107,483 (85,462) (85,462)
Royalty Pharma plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 35,142 (14,408) (14,408)
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 2,633 (1,580) (1,580)
Sonos , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 22,386 (61,114) (61,114)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 122,830 (20,881) (20,881)
Starbucks Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 18,624 (7,034) (7,034)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 11,777 (82,792) (82,792)
Terex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 35,391 (86,000) (86,000)
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 634 (13,929) (13,929)
Toll Brothers, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 27,953 (105,662) (105,662)
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 6,074 (4,434) (4,434)
Tri Pointe Homes,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/30/2022 25,343 (33,706) (33,706)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 4.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 15,423 (8,501) (8,501)
Vertiv Holdings Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 34,802 (12,529) (12,529)
Werner Enterprises,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 41,843 (67,367) (67,367)

24 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 966 (1,729) (1,729)
Total unrealized depreciation (2,916,629) (2,916,629)
– –
Net unrealized appreciation 286,437 286,437
Financing Costs of Swap Contracts (37,203) (37,203)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 249,234 249,234
As of March 31, 2022, the Fund had $1,639,774 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

26 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 271,477,657 $ – $ – $ 271,477,657
Exchange Traded Fund 2,915,115 – – 2,915,115
Repurchase Agreement – 2,178,243 – 2,178,243
Total Return Swaps* – 3,203,066 – 3,203,066
Total Assets $ 274,392,772 $ 5,381,309 $ – $ 279,774,081
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (2,953,832) $ – $ (2,953,832)
Total Liabilities $ – $ (2,953,832) $ – $ (2,953,832)
Total $ 274,392,772 $ 2,427,477 $ – $ 276,820,249
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts(a)
Equity risk Unrealized appreciation on centrally cleared swap contracts $ 3,203,066
Total $ 3,203,066
Liabilities:
Swap Contracts(a)
Equity risk Unrealized depreciation on centrally cleared swap contracts $ (2,953,832)
Total $ (2,953,832)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Neuberger Berman Multi Cap Opportunities Fund - March 31, 2022 (Unaudited) - Statement of Investments - 27
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 2.8%
Raytheon Technologies Corp. 72,000 7,133,040
Banks 2.8%
JPMorgan Chase & Co. 52,000 7,088,640
Capital Markets 8.4%
Brookfield Asset Management,
Inc., Class A 186,000 10,522,020
Charles Schwab Corp. (The) 75,000 6,323,250
Intercontinental Exchange, Inc. 33,000 4,359,960
21,205,230
Chemicals 1.3%
Sherwin-Williams Co. (The) 13,000 3,245,060
Communications Equipment 5.9%
Cisco Systems, Inc. 112,000 6,245,120
Motorola Solutions, Inc. 36,000 8,719,200
14,964,320
Construction Materials 1.3%
Eagle Materials, Inc. 26,000 3,337,360
Containers & Packaging 5.5%
Ball Corp. 91,000 8,190,000
Graphic Packaging Holding
Co. 285,000 5,711,400
13,901,400
Diversified Financial Services 7.3%
Apollo Global Management,
Inc. 64,000 3,967,360
Berkshire Hathaway, Inc.,
Class B* 40,500 14,292,855
18,260,215
Electrical Equipment 1.5%
Rockwell Automation, Inc. 13,500 3,780,405
Entertainment 1.6%
Walt Disney Co. (The)* 29,000 3,977,640
Food & Staples Retailing 3.5%
BJ's Wholesale Club Holdings,
Inc.* 50,000 3,380,500
US Foods Holding Corp.* 141,000 5,305,830
8,686,330
Food Products 2.3%
Lamb Weston Holdings, Inc. 33,000 1,977,030
Mondelez International, Inc.,
Class A 61,000 3,829,580
5,806,610
Health Care Equipment & Supplies 1.2%
Becton Dickinson and Co. 11,000 2,926,000
Health Care Providers & Services 3.7%
HCA Healthcare, Inc. 37,000 9,272,940
Hotels, Restaurants & Leisure 5.5%
Aramark 155,000 5,828,000
Booking Holdings, Inc.* 1,200 2,818,140
McDonald's Corp. 21,500 5,316,520
13,962,660
Household Products 0.4%
WD-40 Co. 5,000 916,150
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0.9%
Brookfield Renewable Corp. 50,000 2,190,000
Insurance 2.6%
Chubb Ltd. 30,500 6,523,950
Interactive Media & Services 4.6%
Alphabet, Inc., Class C* 4,100 11,451,259
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 2,400 7,823,880
IT Services 1.1%
PayPal Holdings, Inc.* 24,500 2,833,425
Leisure Products 0.9%
Brunswick Corp. 27,500 2,224,475
Machinery 5.6%
Deere & Co. 7,000 2,908,220
Nordson Corp. 18,000 4,087,440
Stanley Black & Decker, Inc. 37,000 5,172,230
Westinghouse Air Brake
Technologies Corp. 19,000 1,827,230
13,995,120
Media 2.9%
Cable One, Inc. 1,600 2,342,784
Comcast Corp., Class A 105,000 4,916,100
7,258,884
Pharmaceuticals 2.4%
Pfizer, Inc. 118,000 6,108,860
Road & Rail 3.4%
CSX Corp. 228,000 8,538,600
Software 4.9%
Microsoft Corp. 40,000 12,332,400
Specialty Retail 3.2%
Lowe's Cos., Inc. 28,000 5,661,320
TJX Cos., Inc. (The) 41,000 2,483,780
8,145,100
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. 66,000 11,524,260
Textiles, Apparel & Luxury Goods 2.4%
Columbia Sportswear Co. 22,000 1,991,660
NIKE, Inc., Class B 31,000 4,171,360
6,163,020
Wireless Telecommunication Services 1.7%
T-Mobile US, Inc.* 33,000 4,235,550
Total Investments
(cost $129,581,814) — 99.3% 249,812,783
Other assets in excess of liabilities — 0.7% 1,767,562
NET ASSETS — 100.0%
$ 251,580,345
* Denotes a non-income producing security.

28 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Neuberger Berman Multi Cap Opportunities Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Neuberger Berman Multi Cap Opportunities Fund - March 31, 2022 (Unaudited) - Statement of Investments - 29
The following table provides a summary of the inputs used to value the Fun d’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 249,812,783 $ – $ – $ 249,812,783
Total $ 249,812,783 $ – $ – $ 249,812,783
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 95.1%
Shares Value ($)
Aerospace & Defense 1.4%
BAE Systems plc 60,380 569,170
General Dynamics Corp. 2,182 526,255
Huntington Ingalls Industries,
Inc.(a) 7,280 1,451,923
Textron, Inc. 38,000 2,826,440
5,373,788
Airlines 1.2%
Alaska Air Group, Inc.* 39,300 2,279,793
Southwest Airlines Co.* 51,449 2,356,364
4,636,157
Auto Components 1.6%
Aptiv plc* 13,522 1,618,719
BorgWarner, Inc. 105,487 4,103,444
Bridgestone Corp. 12,900 499,249
6,221,412
Banks 3.8%
Commerce Bancshares, Inc.
(a) 2,461 176,183
First Citizens BancShares ,
Inc., Class A 3,389 2,255,719
First Hawaiian, Inc. 49,675 1,385,436
Huntington Bancshares, Inc. 125,800 1,839,196
M&T Bank Corp. 2,294 388,833
Prosperity Bancshares, Inc.(a) 46,824 3,248,649
Truist Financial Corp. 28,669 1,625,532
Westamerica Bancorp 11,994 725,637
Zions Bancorp NA 45,500 2,982,980
14,628,165
Beverages 0.5%
Molson Coors Beverage Co.,
Class B 33,660 1,796,771
Biotechnology 0.1%
United Therapeutics Corp.* 2,715 487,098
Building Products 0.6%
Cie de Saint-Gobain 14,003 833,320
Owens Corning 16,400 1,500,600
2,333,920
Capital Markets 2.7%
Ameriprise Financial, Inc. 2,255 677,312
Bank of New York Mellon
Corp. (The) 91,509 4,541,591
Northern Trust Corp.(a) 23,295 2,712,703
State Street Corp. 5,833 508,171
T. Rowe Price Group, Inc.(a) 11,326 1,712,378
10,152,155
Chemicals 2.5%
Axalta Coating Systems Ltd.* 38,858 955,130
Corteva , Inc. 32,600 1,873,848
International Flavors &
Fragrances, Inc. 10,700 1,405,231
Mosaic Co. (The) 13,600 904,400
RPM International, Inc. 16,000 1,303,040
Westlake Corp. 24,611 3,036,997
9,478,646
Common Stocks
Shares Value ($)
Commercial Services & Supplies 0.6%
Republic Services, Inc. 15,993 2,119,072
Communications Equipment 0.7%
F5, Inc.*(a) 5,842 1,220,686
Juniper Networks, Inc.(a) 8,493 315,600
Motorola Solutions, Inc. 5,425 1,313,935
2,850,221
Consumer Finance 0.4%
Ally Financial, Inc. 39,820 1,731,374
Containers & Packaging 3.7%
Amcor plc 64,411 729,777
AptarGroup, Inc. 11,725 1,377,687
Avery Dennison Corp. 12,300 2,139,831
Berry Global Group, Inc.* 15,120 876,355
Graphic Packaging Holding
Co. 79,020 1,583,561
Packaging Corp. of America 28,069 4,381,852
Sealed Air Corp. 20,800 1,392,768
Sonoco Products Co. 27,908 1,745,924
14,227,755
Distributors 0.5%
LKQ Corp. 38,455 1,746,242
Diversified Telecommunication Services 0.5%
Liberty Global plc, Class A*(a) 79,340 2,023,963
Electric Utilities 3.8%
Alliant Energy Corp. 39,500 2,467,960
Edison International 30,203 2,117,230
Evergy , Inc. 41,526 2,837,887
Eversource Energy 6,909 609,305
OGE Energy Corp. 56,480 2,303,254
Pinnacle West Capital Corp. 15,569 1,215,939
Xcel Energy, Inc. 39,437 2,846,168
14,397,743
Electrical Equipment 1.8%
Emerson Electric Co. 23,447 2,298,978
Hubbell, Inc. 15,109 2,776,581
nVent Electric plc 49,792 1,731,766
6,807,325
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A 23,900 1,800,865
Flex Ltd.* 209,100 3,878,805
TE Connectivity Ltd. 3,810 499,034
Vontier Corp. 109,569 2,781,957
8,960,661
Energy Equipment & Services 0.4%
Baker Hughes Co. 43,801 1,594,794
Entertainment 0.4%
Live Nation Entertainment,
Inc.* 12,353 1,453,207
Equity Real Estate Investment Trusts (REITs) 6.3%
Alexandria Real Estate
Equities, Inc. 11,500 2,314,375
American Homes 4 Rent,
Class A 48,300 1,933,449
Camden Property Trust 11,494 1,910,303
Duke Realty Corp. 13,200 766,392

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Equinix , Inc. 1,766 1,309,701
Equity LifeStyle Properties,
Inc. 25,200 1,927,296
Essex Property Trust, Inc. 2,331 805,314
Gaming and Leisure
Properties, Inc. 24,340 1,142,276
Healthcare Trust of America,
Inc., Class A 18,984 594,958
Healthpeak Properties, Inc. 55,481 1,904,663
JBG SMITH Properties 73,908 2,159,592
Lamar Advertising Co., Class A 19,400 2,253,892
MGM Growth Properties LLC,
Class A 29,474 1,140,644
National Retail Properties, Inc. 49,800 2,238,012
Regency Centers Corp. 19,652 1,401,974
Weyerhaeuser Co. 11,877 450,138
24,252,979
Food & Staples Retailing 1.4%
Koninklijke Ahold Delhaize NV 58,158 1,869,561
Sysco Corp. 44,188 3,607,950
5,477,511
Food Products 4.3%
Archer-Daniels-Midland Co. 22,500 2,030,850
Conagra Brands, Inc.(a) 65,445 2,196,989
General Mills, Inc. 11,639 788,193
Hershey Co. (The) 10,800 2,339,604
J M Smucker Co. (The) 5,854 792,690
Kellogg Co.(a) 11,271 726,867
Kraft Heinz Co. (The) 40,780 1,606,324
Orkla ASA 80,337 714,464
Post Holdings, Inc.* 38,134 2,641,161
Tyson Foods, Inc., Class A 27,800 2,491,714
16,328,856
Gas Utilities 1.0%
Atmos Energy Corp.(a) 6,022 719,569
Spire, Inc.(a) 12,540 899,870
UGI Corp. 56,595 2,049,871
3,669,310
Health Care Equipment & Supplies 2.7%
Becton Dickinson and Co. 4,185 1,113,210
Cooper Cos., Inc. (The) 5,450 2,275,866
DENTSPLY SIRONA, Inc. 10,536 518,582
Envista Holdings Corp.*(a) 7,488 364,740
Koninklijke Philips NV,
NYRS-NL 66,836 2,040,503
Zimmer Biomet Holdings, Inc. 29,713 3,800,293
Zimvie , Inc.*(a) 2,891 66,030
10,179,224
Health Care Providers & Services 4.8%
AmerisourceBergen Corp. 19,466 3,011,585
Cardinal Health, Inc. 23,004 1,304,327
Centene Corp.* 16,080 1,353,775
Henry Schein, Inc.* 19,344 1,686,603
Humana, Inc. 789 343,349
Laboratory Corp. of America
Holdings* 7,219 1,903,362
McKesson Corp. 3,028 926,962
Molina Healthcare, Inc.* 4,000 1,334,360
Common Stocks
Shares Value ($)
Health Care Providers & Services
Quest Diagnostics, Inc.(a) 31,397 4,296,993
Universal Health Services,
Inc., Class B(a) 14,291 2,071,480
18,232,796
Health Care Technology 0.2%
Cerner Corp. 7,397 692,063
Hotels, Restaurants & Leisure 1.7%
Cracker Barrel Old Country
Store, Inc.(a) 5,207 618,227
Hilton Worldwide Holdings,
Inc.* 13,350 2,025,729
Sodexo SA 13,544 1,099,543
Yum! Brands, Inc. 23,400 2,773,602
6,517,101
Household Durables 0.7%
Newell Brands, Inc. 84,250 1,803,792
NVR, Inc.* 240 1,072,145
2,875,937
Household Products 0.4%
Kimberly-Clark Corp. 12,977 1,598,247
Independent Power and Renewable Electricity Producers
0.6%
Vistra Corp. 101,160 2,351,970
Insurance 9.2%
Aflac, Inc. 22,404 1,442,593
Alleghany Corp.* 8,152 6,904,744
Allstate Corp. (The) 32,589 4,513,902
American Financial Group, Inc. 19,800 2,883,276
Arch Capital Group Ltd.* 47,840 2,316,413
Chubb Ltd. 5,273 1,127,895
Everest Re Group Ltd. 6,400 1,928,832
Fidelity National Financial, Inc. 46,538 2,272,916
Loews Corp. 21,557 1,397,325
Markel Corp.* 1,080 1,593,259
Old Republic International
Corp. 79,627 2,059,950
Progressive Corp. (The) 18,143 2,068,121
Reinsurance Group of
America, Inc. 17,667 1,933,830
W R Berkley Corp. 42,300 2,816,757
35,259,813
Interactive Media & Services 0.5%
IAC/InterActiveCorp*(a) 18,040 1,809,051
Internet & Direct Marketing Retail 0.2%
eBay, Inc. 11,340 649,328
IT Services 3.4%
Amdocs Ltd. 12,080 993,097
DXC Technology Co.* 50,500 1,647,815
Euronet Worldwide, Inc.*(a) 2,722 354,268
FleetCor Technologies, Inc.* 8,240 2,052,254
Genpact Ltd. 51,300 2,232,063
Global Payments, Inc. 23,700 3,243,108
MAXIMUS, Inc. 30,750 2,304,713
12,827,318

32 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Leisure Products 0.2%
Polaris, Inc. 8,220 865,730
Machinery 4.4%
AGCO Corp. 17,200 2,511,716
CNH Industrial NV 54,600 865,956
Cummins, Inc. 2,494 511,545
IMI plc 15,020 267,690
Lincoln Electric Holdings, Inc. 11,200 1,543,472
Middleby Corp. (The)* 12,300 2,016,462
Oshkosh Corp.(a) 27,082 2,725,803
PACCAR, Inc. 9,270 816,409
Parker-Hannifin Corp. 7,500 2,128,200
Stanley Black & Decker, Inc. 2,587 361,637
Toro Co. (The) 23,100 1,974,819
Xylem, Inc. 11,500 980,490
16,704,199
Media 3.2%
Altice USA, Inc., Class A* 150,220 1,874,746
Discovery, Inc., Class C*(a) 45,940 1,147,122
DISH Network Corp., Class
A*(a) 50,760 1,606,554
Fox Corp., Class A 37,340 1,473,063
Fox Corp., Class B 46,005 1,669,061
Liberty Broadband Corp.,
Class C* 17,763 2,403,689
Liberty Media Corp-Liberty
SiriusXM , Class C* 44,800 2,048,704
12,222,939
Metals & Mining 1.6%
Cleveland-Cliffs, Inc.* 19,200 618,432
Reliance Steel & Aluminum
Co. 12,000 2,200,200
Steel Dynamics, Inc. 28,700 2,394,441
United States Steel Corp. 24,440 922,366
6,135,439
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Annaly Capital Management,
Inc.(a) 287,120 2,021,325
Multiline Retail 1.0%
Dollar Tree, Inc.* 24,588 3,937,768
Multi-Utilities 1.4%
CenterPoint Energy, Inc. 65,680 2,012,435
NiSource, Inc. 63,420 2,016,756
NorthWestern Corp.(a) 23,632 1,429,500
5,458,691
Oil, Gas & Consumable Fuels 5.8%
Chesapeake Energy Corp.(a) 14,020 1,219,740
Coterra Energy, Inc. 109,000 2,939,730
Devon Energy Corp. 87,116 5,151,169
Diamondback Energy, Inc. 6,900 945,852
EQT Corp. 32,880 1,131,401
HF Sinclair Corp.* 44,140 1,758,979
Kinder Morgan, Inc. 78,900 1,491,999
Pioneer Natural Resources
Co. 7,261 1,815,468
Valero Energy Corp. 33,375 3,388,897
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 69,660 2,327,341
22,170,576
Paper & Forest Products 0.6%
Louisiana-Pacific Corp. 18,700 1,161,644
Mondi plc 65,891 1,277,377
2,439,021
Pharmaceuticals 1.2%
Organon & Co. 41,940 1,464,964
Perrigo Co. plc 46,220 1,776,235
Viatris , Inc. 113,500 1,234,880
4,476,079
Professional Services 1.0%
Leidos Holdings, Inc. 21,900 2,365,638
ManpowerGroup , Inc. 15,425 1,448,716
3,814,354
Road & Rail 1.0%
Heartland Express, Inc. 46,337 651,962
JB Hunt Transport Services,
Inc. 7,550 1,515,964
Landstar System, Inc. 10,100 1,523,383
3,691,309
Semiconductors & Semiconductor Equipment 0.6%
MKS Instruments, Inc. 9,000 1,350,000
Teradyne, Inc. 7,900 934,017
2,284,017
Software 1.4%
CDK Global, Inc. 62,012 3,018,744
Open Text Corp. 27,927 1,184,105
SS&C Technologies Holdings,
Inc. 16,716 1,254,034
5,456,883
Specialty Retail 1.4%
Advance Auto Parts, Inc. 10,817 2,238,686
Ross Stores, Inc. 33,965 3,072,474
5,311,160
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise
Co. 102,252 1,708,631
HP, Inc.(a) 44,192 1,604,170
Western Digital Corp.* 30,780 1,528,227
4,841,028
Textiles, Apparel & Luxury Goods 0.4%
VF Corp. 26,625 1,513,897
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial, Inc. 41,815 454,947
Trading Companies & Distributors 1.1%
Beacon Roofing Supply,
Inc.*(a) 13,921 825,237
MSC Industrial Direct Co., Inc.,
Class A 22,700 1,934,267
United Rentals, Inc.* 4,314 1,532,376
4,291,880
Total Common Stocks
(cost $311,994,804) 363,833,215

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 33
Exchange Traded Funds 0.9%
Shares Value ($)
Equity Fund 0.9%
iShares Russell Mid-Cap Value
ETF(a) 29,126 3,484,635
Total Exchange Traded Funds
(cost $3,397,915) 3,484,635
Master Limited Partnership 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners
LP 46,220 1,192,938
Total Master Limited Partnership
(cost  $1,129,938)
1,192,938
Repurchase Agreements 1.2%
Principal
Amount ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $3,000,025,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $3,060,000.
(b) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $422,847,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$431,300.(b) 422,844 422,844
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.33%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,000,010,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,422,844) 4,422,844
Total Investments
(cost $320,945,501) — 97.5% 372,933,632
Other assets in excess of liabilities — 2.5% 9,640,803
NET ASSETS — 100.0%
$ 382,574,435
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $17,645,959, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,422,844 and by $14,032,071 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/12/2022 – 2/15/2052, a total value of
$18,454,915.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $4,422,844.
ETF Exchange Traded Fund
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of March 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 2,057,599 GBP 1,553,785 Bank of America NA 6/30/2022 17,034
USD 421,843 JPY 50,778,915 Bank of America NA 6/30/2022 3,679
USD 609,989 NOK 5,361,852 UBS AG STAMFORD BRANCH 6/30/2022 1,241
Total unrealized appreciation 21,954
GBP 145,063 USD 190,957 Bank of America NA 6/30/2022 (449)
USD 3,756,039 EUR 3,397,608 JPMorgan Chase Bank 6/30/2022 (15,957)
Total unrealized depreciation (16,406)
Net unrealized appreciation 5,548
Currency:
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
USD United States dollar

34 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Multi-Manager Mid Cap Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 35
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,804,618 $ 569,170 $ – $ 5,373,788
Airlines 4,636,157 – – 4,636,157
Auto Components 5,722,163 499,249 – 6,221,412
Banks 14,628,165 – – 14,628,165
Beverages 1,796,771 – – 1,796,771
Biotechnology 487,098 – – 487,098
Building Products 1,500,600 833,320 – 2,333,920
Capital Markets 10,152,155 – – 10,152,155
Chemicals 9,478,646 – – 9,478,646
Commercial Services & Supplies 2,119,072 – – 2,119,072
Communications Equipment 2,850,221 – – 2,850,221
Consumer Finance 1,731,374 – – 1,731,374
Containers & Packaging 14,227,755 – – 14,227,755
Distributors 1,746,242 – – 1,746,242
Diversified Telecommunication Services 2,023,963 – – 2,023,963
Electric Utilities 14,397,743 – – 14,397,743
Electrical Equipment 6,807,325 – – 6,807,325
Electronic Equipment, Instruments &
Components 8,960,661 – – 8,960,661
Energy Equipment & Services 1,594,794 – – 1,594,794
Entertainment 1,453,207 – – 1,453,207
Equity Real Estate Investment Trusts
(REITs) 24,252,979 – – 24,252,979
Food & Staples Retailing 3,607,950 1,869,561 – 5,477,511
Food Products 15,614,392 714,464 – 16,328,856
Gas Utilities 3,669,310 – – 3,669,310
Health Care Equipment & Supplies 10,179,224 – – 10,179,224
Health Care Providers & Services 18,232,796 – – 18,232,796
Health Care Technology 692,063 – – 692,063
Hotels, Restaurants & Leisure 5,417,558 1,099,543 – 6,517,101
Household Durables 2,875,937 – – 2,875,937
Household Products 1,598,247 – – 1,598,247
Independent Power and Renewable
Electricity Producers 2,351,970 – – 2,351,970
Insurance 35,259,813 – – 35,259,813
Interactive Media & Services 1,809,051 – – 1,809,051
Internet & Direct Marketing Retail 649,328 – – 649,328
IT Services 12,827,318 – – 12,827,318
Leisure Products 865,730 – – 865,730
Machinery 16,436,509 267,690 – 16,704,199
Media 12,222,939 – – 12,222,939
Metals & Mining 6,135,439 – – 6,135,439
Mortgage Real Estate Investment Trusts
(REITs) 2,021,325 – – 2,021,325
Multiline Retail 3,937,768 – – 3,937,768
Multi-Utilities 5,458,691 – – 5,458,691
Oil, Gas & Consumable Fuels 22,170,576 – – 22,170,576
Paper & Forest Products 1,161,644 1,277,377 – 2,439,021
Pharmaceuticals 4,476,079 – – 4,476,079
Professional Services 3,814,354 – – 3,814,354
Road & Rail 3,691,309 – – 3,691,309
Semiconductors & Semiconductor
Equipment 2,284,017 – – 2,284,017
Software 5,456,883 – – 5,456,883
Specialty Retail 5,311,160 – – 5,311,160
Technology Hardware, Storage &
Peripherals 4,841,028 – – 4,841,028
Textiles, Apparel & Luxury Goods 1,513,897 – – 1,513,897

36 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Level 1 Level 2 Level 3 Total
Assets:
Thrifts & Mortgage Finance $ 454,947 $ – $ – $ 454,947
Trading Companies & Distributors 4,291,880 – – 4,291,880
Total Common Stocks $ 356,702,841 $ 7,130,374 $ – $ 363,833,215
Exchange Traded Funds 3,484,635 – – 3,484,635
Forward Foreign Currency Contracts – 21,954 – 21,954
Master Limited Partnership 1,192,938 – – 1,192,938
Repurchase Agreements – 4,422,844 – 4,422,844
Total Assets $ 361,380,414 $ 11,575,172 $ – $ 372,955,586
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (16,406) $ – $ (16,406)
Total Liabilities $ – $ (16,406) $ – $ (16,406)
Total $ 361,380,414 $ 11,558,766 $ – $ 372,939,180
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 21,954
Total $ 21,954
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (16,406)
Total $ (16,406)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 37
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 0.8%
Curtiss-Wright Corp.(a) 7,131 1,070,791
Auto Components 0.6%
Fox Factory Holding Corp.* 5,085 498,076
Patrick Industries, Inc. 6,141 370,302
868,378
Automobiles 0.3%
Thor Industries, Inc.(a) 4,661 366,821
Banks 2.4%
Pinnacle Financial Partners,
Inc. 14,493 1,334,515
Synovus Financial Corp. 8,425 412,825
Triumph Bancorp, Inc.*(a) 4,885 459,288
Western Alliance Bancorp 3,512 290,864
Wintrust Financial Corp. 7,820 726,713
3,224,205
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A* 551 214,047
Biotechnology 4.8%
Akero Therapeutics, Inc.* 11,721 166,321
ALX Oncology Holdings, Inc.* 4,932 83,351
Apellis Pharmaceuticals, Inc.* 6,646 337,683
Arrowhead Pharmaceuticals,
Inc.* 2,105 96,809
Avidity Biosciences, Inc.* 7,780 143,697
Biohaven Pharmaceutical
Holding Co. Ltd.* 1,766 209,395
Blueprint Medicines Corp.* 4,851 309,882
CareDx, Inc.*(a) 5,574 206,182
Celldex Therapeutics, Inc.* 9,938 338,488
Cytokinetics, Inc.*(a) 9,715 357,609
Fate Therapeutics, Inc.* 2,248 87,155
Halozyme Therapeutics,
Inc.*(a) 24,824 989,981
Heron Therapeutics, Inc.* 17,527 100,254
ImmunoGen, Inc.* 35,125 167,195
Intellia Therapeutics, Inc.* 2,833 205,874
KalVista Pharmaceuticals,
Inc.*(a) 10,290 151,675
Kymera Therapeutics, Inc.* 5,509 233,141
Mirati Therapeutics, Inc.*(a) 1,548 127,276
Morphic Holding, Inc.*(a) 2,500 100,375
Neurocrine Biosciences, Inc.* 1,712 160,500
PTC Therapeutics, Inc.* 8,160 304,450
REVOLUTION Medicines,
Inc.* 7,795 198,850
Stoke Therapeutics, Inc.* 7,988 168,147
Syndax Pharmaceuticals, Inc.* 11,989 208,369
Turning Point Therapeutics,
Inc.* 3,772 101,278
Ultragenyx Pharmaceutical,
Inc.* 2,500 181,550
United Therapeutics Corp.* 887 159,137
Veracyte, Inc.*(a) 22,389 617,265
6,511,889
Common Stocks
Shares Value ($)
Building Products 2.2%
Advanced Drainage Systems,
Inc. 14,128 1,678,548
Armstrong World Industries,
Inc. 4,025 362,290
Trex Co., Inc.* 5,918 386,623
Zurn Water Solutions Corp. 18,380 650,652
3,078,113
Capital Markets 3.3%
Cohen & Steers, Inc.(a) 9,189 789,243
Evercore, Inc., Class A 2,309 257,038
Hamilton Lane, Inc., Class A 18,641 1,440,763
LPL Financial Holdings, Inc. 8,610 1,572,875
Stifel Financial Corp. 6,201 421,048
4,480,967
Chemicals 2.3%
Axalta Coating Systems Ltd.* 17,578 432,067
Element Solutions, Inc. 27,717 607,002
Ingevity Corp.* 3,916 250,898
Livent Corp.*(a) 18,725 488,161
Olin Corp. 27,299 1,427,192
3,205,320
Commercial Services & Supplies 2.8%
Casella Waste Systems, Inc.,
Class A* 25,294 2,217,019
Clean Harbors, Inc.* 8,485 947,266
Tetra Tech, Inc. 3,912 645,245
3,809,530
Communications Equipment 0.4%
Lumentum Holdings, Inc.*(a) 4,943 482,437
Construction & Engineering 1.9%
WillScot Mobile Mini Holdings
Corp.* 65,234 2,552,606
Consumer Finance 0.3%
OneMain Holdings, Inc. 9,007 427,022
Containers & Packaging 0.5%
Ranpak Holdings Corp.* 30,263 618,273
Diversified Consumer Services 0.3%
Mister Car Wash, Inc.* 24,541 362,961
Electronic Equipment, Instruments & Components 1.6%
Fabrinet* 1,300 136,669
II-VI, Inc.*(a) 8,844 641,101
Insight Enterprises, Inc.* 4,640 497,965
Novanta, Inc.* 6,769 963,161
2,238,896
Energy Equipment & Services 0.2%
Cactus, Inc., Class A 5,537 314,169
Equity Real Estate Investment Trusts (REITs) 3.4%
Essential Properties Realty
Trust, Inc. 19,029 481,434
Independence Realty Trust,
Inc.(a) 24,702 653,121
National Storage Affiliates
Trust 17,205 1,079,786
Outfront Media, Inc. 14,614 415,476
PS Business Parks, Inc. 5,746 965,788

38 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Rexford Industrial Realty, Inc. 7,547 562,931
Ryman Hospitality Properties,
Inc.* 5,671 526,098
4,684,634
Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings,
Inc.* 9,436 637,968
Performance Food Group Co.* 23,405 1,191,549
1,829,517
Food Products 1.7%
Freshpet, Inc.*(a) 12,770 1,310,713
Lancaster Colony Corp. 2,649 395,098
Simply Good Foods Co. (The)* 8,365 317,452
Sovos Brands, Inc.* 23,593 334,549
2,357,812
Health Care Equipment & Supplies 8.1%
AtriCure, Inc.* 13,913 913,667
Axonics, Inc.*(a) 17,812 1,115,031
CONMED Corp.(a) 1,521 225,944
CryoPort, Inc.*(a) 15,911 555,453
Glaukos Corp.* 5,580 322,636
Globus Medical, Inc., Class A* 21,475 1,584,425
Inari Medical, Inc.* 14,011 1,269,957
Inmode Ltd.* 5,423 200,163
Integra LifeSciences Holdings
Corp.* 7,417 476,616
Nevro Corp.* 3,187 230,516
Penumbra, Inc.* 4,515 1,002,917
Shockwave Medical, Inc.*(a) 4,411 914,665
Tandem Diabetes Care, Inc.* 19,758 2,297,658
11,109,648
Health Care Providers & Services 3.5%
Amedisys, Inc.* 1,308 225,355
AMN Healthcare Services,
Inc.*(a) 5,467 570,372
Covetrus, Inc.* 13,382 224,684
LHC Group, Inc.* 3,270 551,322
ModivCare, Inc.* 1,884 217,395
Owens & Minor, Inc. 12,116 533,346
R1 RCM, Inc.* 34,625 926,565
Surgery Partners, Inc.*(a) 17,779 978,734
Tenet Healthcare Corp.* 5,923 509,141
4,736,914
Health Care Technology 2.9%
Certara, Inc.* 7,049 151,412
Evolent Health, Inc., Class A* 4,259 137,566
Health Catalyst, Inc.*(a) 18,313 478,519
Inspire Medical Systems, Inc.* 7,835 2,011,166
Omnicell, Inc.*(a) 8,783 1,137,311
3,915,974
Hotels, Restaurants & Leisure 6.9%
BJ's Restaurants, Inc.* 11,701 331,138
Choice Hotels International,
Inc. 9,346 1,324,889
Churchill Downs, Inc. 2,323 515,195
Dutch Bros, Inc., Class A*(a) 4,286 236,887
GAN Ltd.* 27,408 132,106
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Papa John's International, Inc. 9,777 1,029,322
Penn National Gaming, Inc.* 7,454 316,199
Planet Fitness, Inc., Class
A*(a) 14,014 1,183,903
Red Rock Resorts, Inc., Class
A(a) 22,928 1,113,384
SeaWorld Entertainment, Inc.* 8,335 620,457
Texas Roadhouse, Inc. 8,105 678,632
Wingstop, Inc.(a) 9,440 1,107,784
Wyndham Hotels & Resorts,
Inc. 9,924 840,464
9,430,360
Household Durables 0.3%
TopBuild Corp.*(a) 2,188 396,881
Insurance 0.7%
James River Group Holdings
Ltd. 7,967 197,104
Kinsale Capital Group, Inc. 3,264 744,257
941,361
Interactive Media & Services 0.6%
Bumble, Inc., Class A* 10,340 299,653
Ziff Davis, Inc.* 5,803 561,615
861,268
Internet & Direct Marketing Retail 0.3%
Shutterstock, Inc. 4,660 433,753
IT Services 5.0%
Concentrix Corp. 3,693 615,106
DigitalOcean Holdings, Inc.* 18,441 1,066,812
Endava plc, ADR-UK* 4,879 649,053
ExlService Holdings, Inc.* 3,997 572,650
Globant SA* 6,564 1,720,227
LiveRamp Holdings, Inc.* 4,881 182,501
Perficient, Inc.* 6,157 677,824
Repay Holdings Corp.* 22,665 334,762
Shift4 Payments, Inc., Class
A*(a) 6,675 413,383
Verra Mobility Corp.* 37,139 604,623
6,836,941
Leisure Products 0.5%
YETI Holdings, Inc.* 11,816 708,724
Life Sciences Tools & Services 2.7%
Medpace Holdings, Inc.* 10,015 1,638,354
NanoString Technologies, Inc.* 8,090 281,128
NeoGenomics, Inc.* 7,281 88,464
Quanterix Corp.* 6,271 183,050
Repligen Corp.* 8,325 1,565,849
3,756,845
Machinery 4.2%
Altra Industrial Motion Corp. 6,287 244,753
Chart Industries, Inc.*(a) 12,232 2,101,090
Evoqua Water Technologies
Corp.* 13,845 650,438
Hydrofarm Holdings Group,
Inc.* 13,776 208,706
ITT, Inc. 4,985 374,922
John Bean Technologies Corp. 4,593 544,133

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Machinery
Kornit Digital Ltd.* 15,088 1,247,627
SPX Corp.* 7,587 374,874
5,746,543
Media 0.3%
Cardlytics, Inc.* 7,350 404,103
Metals & Mining 0.4%
MP Materials Corp.*(a) 8,596 492,895
Multiline Retail 0.2%
Ollie's Bargain Outlet
Holdings, Inc.* 7,612 327,012
Oil, Gas & Consumable Fuels 3.1%
Magnolia Oil & Gas Corp.,
Class A(a) 18,881 446,536
Matador Resources Co.(a) 25,439 1,347,758
New Fortress Energy, Inc. 5,678 241,939
Ovintiv, Inc. 8,626 466,408
PDC Energy, Inc. 14,563 1,058,439
SM Energy Co. 17,095 665,850
4,226,930
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 3,485 216,488
Personal Products 0.2%
Beauty Health Co. (The)*(a) 17,100 288,648
Pharmaceuticals 0.7%
Aclaris Therapeutics, Inc.* 15,315 264,030
Arvinas, Inc.* 4,743 319,204
Harmony Biosciences
Holdings, Inc.* 1,100 53,515
Pacira BioSciences, Inc.*(a) 4,431 338,174
974,923
Professional Services 1.6%
ASGN, Inc.* 6,477 755,930
CACI International, Inc., Class
A* 2,166 652,529
Exponent, Inc. 3,675 397,084
Insperity, Inc. 4,464 448,275
2,253,818
Road & Rail 0.9%
Saia, Inc.* 5,195 1,266,645
Semiconductors & Semiconductor Equipment 7.0%
Ambarella, Inc.* 8,819 925,289
Axcelis Technologies, Inc.* 6,813 514,586
Cirrus Logic, Inc.* 4,566 387,151
Impinj, Inc.*(a) 7,452 473,500
Lattice Semiconductor Corp.* 41,645 2,538,263
MACOM Technology Solutions
Holdings, Inc.* 14,474 866,558
MaxLinear, Inc.* 10,996 641,617
MKS Instruments, Inc. 1,488 223,200
Nova Ltd.* 7,627 830,428
Power Integrations, Inc. 6,727 623,458
SiTime Corp.*(a) 4,190 1,038,366
Synaptics, Inc.* 2,638 526,281
9,588,697
Common Stocks
Shares Value ($)
Software 9.7%
Alarm.com Holdings, Inc.* 5,461 362,938
Blackbaud, Inc.* 5,873 351,617
Consensus Cloud Solutions,
Inc.* 3,727 224,105
CyberArk Software Ltd.* 8,505 1,435,219
Digital Turbine, Inc.*(a) 9,003 394,421
Domo, Inc., Class B* 5,050 255,378
Five9, Inc.* 1,897 209,429
Manhattan Associates, Inc.* 17,231 2,390,112
Olo, Inc., Class A* 18,072 239,454
Paylocity Holding Corp.* 5,999 1,234,414
Q2 Holdings, Inc.* 4,140 255,231
Rapid7, Inc.* 6,112 679,899
Sprout Social, Inc., Class A* 24,643 1,974,397
Varonis Systems, Inc.* 35,520 1,688,621
Veritone, Inc.*(a) 10,587 193,530
Workiva, Inc.*(a) 12,012 1,417,416
13,306,181
Specialty Retail 1.0%
Boot Barn Holdings, Inc.* 14,791 1,402,039
Textiles, Apparel & Luxury Goods 1.6%
Crocs, Inc.* 4,772 364,581
Deckers Outdoor Corp.* 1,222 334,547
Oxford Industries, Inc. 9,619 870,519
PVH Corp. 4,242 324,980
Under Armour, Inc., Class
C*(a) 21,278 331,086
2,225,713
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. 28,961 392,422
Trading Companies & Distributors 3.1%
Applied Industrial
Technologies, Inc. 5,588 573,664
Boise Cascade Co. 3,113 216,260
Herc Holdings, Inc. 11,219 1,874,583
SiteOne Landscape Supply,
Inc.*(a) 4,787 774,010
Textainer Group Holdings Ltd.
(a) 20,948 797,490
4,236,007
Total Common Stocks
(cost $103,184,272) 133,176,121
Exchange Traded Fund 0.2%
Equity Fund 0.2%
iShares Russell 2000 Growth
ETF 727 185,930
Total Exchange Traded Fund
(cost $187,766) 185,930

40 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Repurchase Agreements 1.6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,223,233,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$1,247,687.(b) 1,223,222 1,223,222
MetLife, Inc.,
0.31%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,000,009,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $1,020,417.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,223,222) 2,223,222
Total Investments
(cost $105,595,260) — 99.1% 135,585,273
Other assets in excess of liabilities — 0.9% 1,290,088
NET ASSETS — 100.0%
$ 136,875,361
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $18,974,378, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,223,222 and by $17,520,795 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/12/2022 – 2/15/2052, a total value of
$19,744,017.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $2,223,222.
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
UK United Kingdom

NVIT Multi-Manager Small Cap Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 41
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

42 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 133,176,121 $ – $ – $ 133,176,121
Exchange Traded Fund 185,930 – – 185,930
Repurchase Agreements – 2,223,222 – 2,223,222
Total $ 133,362,051 $ 2,223,222 $ – $ 135,585,273
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 43
Common Stocks 96.3%
Shares Value ($)
Aerospace & Defense 1.7%
Northrop Grumman Corp. 1,829 817,965
Automobiles 1.4%
Tesla, Inc.* 625 673,500
Banks 5.3%
Truist Financial Corp. 16,939 960,441
US Bancorp 14,835 788,480
Wells Fargo & Co. 16,192 784,665
2,533,586
Beverages 1.2%
Coca-Cola Co. (The) 9,225 571,950
Biotechnology 5.4%
AbbVie, Inc. 10,129 1,642,012
Regeneron Pharmaceuticals,
Inc.* 1,343 937,978
2,579,990
Building Products 1.2%
Trane Technologies plc 3,752 572,930
Capital Markets 4.5%
Ameriprise Financial, Inc. 2,389 717,560
Morgan Stanley 9,147 799,448
S&P Global, Inc. 1,555 637,830
2,154,838
Chemicals 2.1%
Eastman Chemical Co. 4,249 476,143
PPG Industries, Inc. 4,099 537,256
1,013,399
Construction Materials 0.6%
Vulcan Materials Co. 1,551 284,918
Electric Utilities 4.4%
NextEra Energy, Inc. 18,081 1,531,642
Xcel Energy, Inc. 7,972 575,339
2,106,981
Electrical Equipment 3.1%
Eaton Corp. plc 9,713 1,474,045
Energy Equipment & Services 0.6%
Baker Hughes Co. 7,839 285,418
Equity Real Estate Investment Trusts (REITs) 3.3%
Prologis, Inc. 9,775 1,578,467
Health Care Equipment & Supplies 2.8%
Boston Scientific Corp.* 17,249 763,958
Intuitive Surgical, Inc.* 1,982 597,930
1,361,888
Health Care Providers & Services 1.8%
Centene Corp.* 10,231 861,348
Hotels, Restaurants & Leisure 3.7%
Marriott International, Inc.,
Class A* 3,861 678,571
McDonald's Corp. 3,980 984,174
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Yum! Brands, Inc. 1,169 138,562
1,801,307
Insurance 0.7%
Progressive Corp. (The) 2,816 320,996
Interactive Media & Services 7.8%
Alphabet, Inc., Class A* 1,148 3,192,990
Meta Platforms, Inc., Class A* 1,068 237,480
Snap, Inc., Class A* 9,506 342,121
3,772,591
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.* 684 2,229,806
IT Services 3.7%
FleetCor Technologies, Inc.* 993 247,317
Mastercard , Inc., Class A 3,661 1,308,368
Shopify, Inc., Class A* 345 233,206
1,788,891
Machinery 3.1%
Deere & Co. 3,057 1,270,061
Stanley Black & Decker, Inc. 1,615 225,761
1,495,822
Oil, Gas & Consumable Fuels 1.8%
Pioneer Natural Resources
Co. 3,501 875,355
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. 15,350 1,121,011
Eli Lilly & Co. 1,928 552,121
1,673,132
Professional Services 0.8%
Leidos Holdings, Inc. 3,639 393,085
Road & Rail 3.1%
Norfolk Southern Corp. 3,852 1,098,667
Uber Technologies, Inc.* 10,726 382,704
1,481,371
Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc.* 9,267 1,013,254
Analog Devices, Inc. 5,437 898,084
NXP Semiconductors NV 7,516 1,391,061
3,302,399
Software 8.4%
Ceridian HCM Holding, Inc.* 1,584 108,282
Microsoft Corp. 12,831 3,955,926
4,064,208
Specialty Retail 2.9%
Lowe's Cos., Inc. 3,208 648,625
O'Reilly Automotive, Inc.* 686 469,883

44 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks
Shares Value ($)
Specialty Retail
Ross Stores, Inc. 3,045 275,451
1,393,959
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc. 12,888 2,250,373
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B 4,189 563,672
Total Investments
(cost $39,591,379) — 96.3% 46,278,190
Other assets in excess of liabilities — 3.7% 1,789,070
NET ASSETS — 100.0%
$ 48,067,260
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 5 6/2022 USD 1,132,688 (13,385)
Net contracts (13,385)
As of March 31, 2022, the Fund had $106,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

46 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 46,278,190 $ – $ – $ 46,278,190
Total Assets $ 46,278,190 $ – $ – $ 46,278,190
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (13,385) $ – $ – $ (13,385)
Total Liabilities $ (13,385) $ – $ – $ (13,385)
Total $ 46,264,805 $ – $ – $ 46,264,805
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (13,385)
Total $ (13,385)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Cap Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 47
Common Stocks 97.1%
Shares Value ($)
Aerospace & Defense 0.7%
Astronics Corp.* 16,039 207,384
Parsons Corp.*(a) 11,559 447,333
Vectrus , Inc.* 30,980 1,110,943
1,765,660
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc.* 18,988 120,954
Auto Components 2.9%
American Axle &
Manufacturing Holdings,
Inc.* 116,116 901,060
Cooper-Standard Holdings,
Inc.* 15,436 135,374
Dorman Products, Inc.* 33,600 3,193,008
Goodyear Tire & Rubber Co.
(The)*(a) 127,103 1,816,302
Modine Manufacturing Co.* 34,992 315,278
Stoneridge, Inc.* 17,236 357,819
6,718,841
Banks 7.6%
1st Source Corp. 1,590 73,537
Amalgamated Financial Corp.
(a) 8,513 152,979
American National
Bankshares , Inc. 1,100 41,448
Associated Banc-Corp. 36,099 821,613
Atlantic Union Bankshares
Corp. 4,410 161,803
Banc of California, Inc. 27,143 525,488
Bank of Marin Bancorp 3,540 124,148
Bank of Princeton (The) 211 6,087
BankUnited , Inc. 20,860 917,006
Bankwell Financial Group, Inc. 1,958 66,239
Banner Corp. 7,314 428,088
Bar Harbor Bankshares 600 17,172
BayCom Corp. 1,153 25,101
BCB Bancorp, Inc. 3,196 58,327
Berkshire Hills Bancorp, Inc. 18,504 536,061
Business First Bancshares,
Inc. 2,373 57,735
Byline Bancorp, Inc. 4,565 121,794
Camden National Corp. 2,500 117,600
Capital Bancorp, Inc. 3,073 70,249
Capital City Bank Group, Inc. 3,672 96,794
Capstar Financial Holdings,
Inc. 7,212 152,029
Carter Bankshares , Inc.* 4,632 80,458
CBTX, Inc.(a) 7,509 232,779
Central Pacific Financial Corp. 26,516 739,796
Central Valley Community
Bancorp 4,004 93,493
Chemung Financial Corp. 843 39,360
City Holding Co.(a) 500 39,350
Civista Bancshares, Inc. 4,589 110,595
CNB Financial Corp. 2,663 70,090
Community Trust Bancorp, Inc. 6,849 282,179
Eagle Bancorp, Inc.(a) 23,620 1,346,576
FB Financial Corp. 9,159 406,843
Financial Institutions, Inc. 6,112 184,155
Common Stocks
Shares Value ($)
Banks
First Bancorp/PR 57,007 747,932
First Bancshares, Inc. (The) 100 3,366
First Business Financial
Services, Inc. 801 26,281
First Commonwealth Financial
Corp. 7,430 112,639
First Financial Corp. 7,721 334,165
First Internet Bancorp 2,632 113,202
First of Long Island Corp.
(The) 3,925 76,380
First Savings Financial Group,
Inc.(a) 1,240 30,430
First Western Financial, Inc.* 782 24,445
Great Southern Bancorp, Inc. 3,899 230,080
Guaranty Bancshares, Inc. 3,052 106,820
Hanmi Financial Corp. 18,795 462,545
HarborOne Bancorp, Inc. 23,385 327,858
HBT Financial, Inc.(a) 4,664 84,792
Heartland Financial USA, Inc. 3,358 160,613
Heritage Commerce Corp. 3,525 39,656
Heritage Financial Corp. 6,566 164,544
Hilltop Holdings, Inc. 18,014 529,612
HomeStreet , Inc. 13,262 628,354
HomeTrust Bancshares, Inc. 5,589 165,043
Horizon Bancorp, Inc. 3,400 63,478
Independent Bank Corp./MI 9,722 213,884
Investar Holding Corp. 2,331 44,499
Lakeland Bancorp, Inc. 14,935 249,415
Macatawa Bank Corp. 3,688 33,229
Mercantile Bank Corp. 2,120 75,090
Metropolitan Bank Holding
Corp.* 1,445 147,058
Midland States Bancorp, Inc. 7,844 226,378
MidWestOne Financial Group,
Inc. 4,344 143,786
National Bank Holdings Corp.,
Class A 2,200 88,616
NBT Bancorp, Inc. 4,581 165,512
Nicolet Bankshares , Inc.* 3,688 345,086
Northeast Bank 743 25,344
Northrim Bancorp, Inc. 3,605 157,070
OceanFirst Financial Corp. 24,625 494,962
OFG Bancorp 31,207 831,354
Old National Bancorp 4,374 71,646
Old Second Bancorp, Inc. 6,702 97,246
Peapack -Gladstone Financial
Corp. 5,163 179,414
Preferred Bank 1,635 121,137
Primis Financial Corp. 5,970 83,461
Professional Holding Corp.,
Class A* 1,038 23,417
QCR Holdings, Inc.(a) 6,533 369,702
RBB Bancorp 3,770 88,557
S&T Bancorp, Inc. 2,174 64,307
Sierra Bancorp 2,845 71,068
SmartFinancial , Inc. 3,843 98,304
South Plains Financial, Inc. 1,860 49,439
Southern First Bancshares,
Inc.*(a) 514 26,132

48 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Banks
UMB Financial Corp. 8,064 783,498
17,997,818
Biotechnology 2.1%
Adverum Biotechnologies,
Inc.*(a) 28,184 36,921
Aeglea BioTherapeutics , Inc.* 5,000 11,500
Agios Pharmaceuticals,
Inc.*(a) 15,954 464,421
AnaptysBio , Inc.*(a) 2,593 64,151
Athenex , Inc.*(a) 119,226 98,898
Bluebird Bio, Inc.* 1,319 6,397
Catalyst Pharmaceuticals,
Inc.* 56,522 468,567
Emergent BioSolutions , Inc.* 24,870 1,021,162
Enanta Pharmaceuticals, Inc.* 7,116 506,517
Exelixis , Inc.* 18,754 425,153
FibroGen , Inc.*(a) 13,650 164,073
Frequency Therapeutics,
Inc.*(a) 10,200 21,624
Homology Medicines, Inc.* 29,200 88,768
Ionis Pharmaceuticals, Inc.*(a) 3,180 117,787
Jounce Therapeutics, Inc.* 9,050 61,450
Poseida Therapeutics, Inc.*(a) 1,634 7,320
REGENXBIO, Inc.* 10,396 345,043
Sutro Biopharma, Inc.*(a) 23,950 196,869
Travere Therapeutics, Inc.*(a) 29,593 762,612
4,869,233
Building Products 2.9%
American Woodmark Corp.* 52,900 2,589,455
Apogee Enterprises, Inc.(a) 15,546 737,813
AZEK Co., Inc. (The)* 68,000 1,689,120
Caesarstone Ltd.(a) 5,625 59,175
CSW Industrials, Inc. 12,200 1,434,598
Quanex Building Products
Corp. 20,857 437,789
6,947,950
Capital Markets 4.2%
Cowen, Inc., Class A(a) 27,536 746,225
Evercore , Inc., Class A 1,852 206,165
Focus Financial Partners, Inc.,
Class A* 101,500 4,642,610
Piper Sandler Cos. 4,775 626,719
StoneX Group, Inc.* 4,115 305,456
Virtus Investment Partners,
Inc.(a) 14,219 3,412,418
9,939,593
Chemicals 3.5%
AdvanSix , Inc. 18,522 946,289
American Vanguard Corp. 4,213 85,608
Chase Corp. 6,429 558,745
Ecovyst , Inc. 26,911 311,091
Element Solutions, Inc. 209,588 4,589,977
Huntsman Corp. 27,917 1,047,167
Koppers Holdings, Inc. 6,262 172,330
Olin Corp. 3,397 177,595
Rayonier Advanced Materials,
Inc.* 22,725 149,303
Common Stocks
Shares Value ($)
Chemicals
Stepan Co. 2,132 210,663
8,248,768
Commercial Services & Supplies 3.5%
ACCO Brands Corp. 60,541 484,328
BrightView Holdings, Inc.* 2,050 27,901
CECO Environmental Corp.* 5,519 30,299
CoreCivic , Inc.* 123,461 1,379,059
Ennis, Inc. 7,200 132,984
GEO Group, Inc. (The)*(a) 85,857 567,515
Kimball International, Inc.,
Class B 22,971 194,105
SP Plus Corp.* 69,700 2,185,792
Steelcase, Inc., Class A(a) 63,848 762,984
UniFirst Corp.(a) 13,350 2,460,138
8,225,105
Communications Equipment 1.5%
ADTRAN, Inc. 18,297 337,580
Aviat Networks, Inc.*(a) 6,620 203,697
Comtech Telecommunications
Corp. 4,535 71,154
EMCORE Corp.* 17,778 65,779
Juniper Networks, Inc. 36,942 1,372,765
KVH Industries, Inc.* 3,350 30,485
NETGEAR, Inc.* 26,702 659,005
NetScout Systems, Inc.* 21,007 673,905
Plantronics, Inc.* 1,661 65,443
Ribbon Communications, Inc.* 39,020 120,572
3,600,385
Construction & Engineering 2.4%
API Group Corp.* 50,550 1,063,067
Argan , Inc. 8,438 342,498
EMCOR Group, Inc. 26,813 3,019,948
Granite Construction, Inc.(a) 4,656 152,717
Matrix Service Co.* 15,900 130,698
Primoris Services Corp.(a) 26,658 634,994
Tutor Perini Corp.* 35,573 384,188
5,728,110
Consumer Finance 1.1%
Enova International, Inc.* 17,888 679,207
EZCORP, Inc., Class A*(a) 31,279 188,925
Navient Corp. 95,519 1,627,644
2,495,776
Containers & Packaging 0.1%
Pactiv Evergreen, Inc. 14,300 143,858
Diversified Consumer Services 1.0%
2U, Inc.*(a) 13,117 174,194
Adtalem Global Education,
Inc.* 31,870 946,858
American Public Education,
Inc.* 13,459 285,869
Grand Canyon Education,
Inc.* 1,494 145,082
Perdoceo Education Corp.* 55,323 635,108
Universal Technical Institute,
Inc.* 6,575 58,189
2,245,300

NVIT Multi-Manager Small Cap Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Diversified Financial Services 0.0%
†
Alerus Financial Corp. 840 23,218
Diversified Telecommunication Services 0.1%
ATN International, Inc. 3,823 152,461
Consolidated Communications
Holdings, Inc.* 31,358 185,012
337,473
Electric Utilities 1.4%
ALLETE, Inc. 6,240 417,955
NRG Energy, Inc. 15,189 582,650
Pinnacle West Capital Corp. 2,664 208,059
Portland General Electric Co. 36,149 1,993,617
3,202,281
Electrical Equipment 1.4%
Encore Wire Corp.(a) 11,831 1,349,562
EnerSys 25,175 1,877,300
LSI Industries, Inc. 5,775 34,650
Powell Industries, Inc. 6,596 128,094
3,389,606
Electronic Equipment, Instruments & Components 3.5%
Avnet, Inc. 6,588 267,407
Belden, Inc. 12,640 700,256
Benchmark Electronics, Inc. 19,376 485,175
Daktronics, Inc.*(a) 15,700 60,288
ePlus , Inc.* 112,399 6,301,088
PC Connection, Inc. 4,293 224,910
ScanSource , Inc.* 4,748 165,183
8,204,307
Energy Equipment & Services 1.0%
Helix Energy Solutions Group,
Inc.* 23,500 112,330
Nabors Industries Ltd.* 2,208 337,206
Newpark Resources, Inc.* 1,152 4,216
Oil States International, Inc.* 81,690 567,745
Patterson-UTI Energy, Inc.(a) 86,247 1,335,104
2,356,601
Equity Real Estate Investment Trusts (REITs) 5.3%
Apple Hospitality REIT, Inc.(a) 104,439 1,876,769
Armada Hoffler Properties, Inc. 17,138 250,215
CatchMark Timber Trust, Inc.,
Class A(a) 20,889 171,290
Centerspace 7,407 726,775
CTO Realty Growth, Inc. 4,029 267,203
Diversified Healthcare Trust 128,145 410,064
Equity Commonwealth* 62,127 1,752,602
Farmland Partners, Inc. 17,603 242,041
Franklin Street Properties
Corp. 45,929 270,981
Global Net Lease, Inc.(a) 14,763 232,222
Industrial Logistics Properties
Trust 8,940 202,670
National Health Investors, Inc.
(a) 3,097 182,754
Office Properties Income Trust 20,951 539,069
Paramount Group, Inc. 76,970 839,743
Piedmont Office Realty Trust,
Inc., Class A 71,638 1,233,606
RLJ Lodging Trust 113,413 1,596,855
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Sunstone Hotel Investors, Inc.* 93,541 1,101,913
Whitestone REIT(a) 30,327 401,833
Xenia Hotels & Resorts, Inc.* 15,000 289,350
12,587,955
Food & Staples Retailing 2.8%
Andersons, Inc. (The) 18,147 912,068
Grocery Outlet Holding
Corp.*(a) 141,000 4,621,980
Rite Aid Corp.*(a) 28,197 246,724
SpartanNash Co. 22,630 746,564
6,527,336
Food Products 0.6%
Fresh Del Monte Produce, Inc.
(a) 14,032 363,569
Lancaster Colony Corp. 6,050 902,358
Landec Corp.* 12,359 143,117
1,409,044
Gas Utilities 1.1%
Northwest Natural Holding Co. 13,744 710,840
Southwest Gas Holdings, Inc. 24,149 1,890,625
Spire, Inc.(a) 1,230 88,265
2,689,730
Health Care Equipment & Supplies 1.6%
Avanos Medical, Inc.* 2,560 85,760
ICU Medical, Inc.* 12,679 2,822,853
Orthofix Medical, Inc.* 4,765 155,815
Varex Imaging Corp.*(a) 31,731 675,553
3,739,981
Health Care Providers & Services 3.0%
Addus HomeCare Corp.* 58,884 5,493,288
Cross Country Healthcare,
Inc.* 10,753 233,018
Molina Healthcare, Inc.* 3,950 1,317,680
7,043,986
Health Care Technology 1.1%
Allscripts Healthcare Solutions,
Inc.*(a) 82,446 1,856,684
Computer Programs &
Systems, Inc.* 12,801 440,994
NextGen Healthcare, Inc.* 10,750 224,783
2,522,461
Hotels, Restaurants & Leisure 1.2%
Wyndham Hotels & Resorts,
Inc. 34,000 2,879,460
Household Durables 0.5%
Bassett Furniture Industries,
Inc.(a) 7,673 127,065
Beazer Homes USA, Inc.* 43,367 660,046
Hooker Furnishings Corp. 2,624 49,698
Lifetime Brands, Inc. 3,130 40,189
Universal Electronics, Inc.* 6,349 198,343
VOXX International Corp.* 6,100 60,817
1,136,158
Insurance 6.4%
American Equity Investment
Life Holding Co. 39,248 1,566,388

50 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Insurance
Argo Group International
Holdings Ltd. 12,752 526,403
CNO Financial Group, Inc. 66,952 1,679,826
Donegal Group, Inc., Class A 4,577 61,378
Employers Holdings, Inc. 16,815 689,751
Enstar Group Ltd.* 14,500 3,786,675
First American Financial Corp. 8,178 530,098
Genworth Financial, Inc.,
Class A* 283,300 1,070,874
Global Indemnity Group LLC,
Class A 1,455 37,961
Greenlight Capital Re Ltd.,
Class A*(a) 15,393 108,829
Heritage Insurance Holdings,
Inc. 22,963 163,956
Horace Mann Educators Corp. 2,540 106,248
James River Group Holdings
Ltd. 7,206 178,276
Kemper Corp. 6,867 388,260
ProAssurance Corp. 21,387 574,883
Reinsurance Group of
America, Inc. 5,551 607,612
SiriusPoint Ltd.* 32,179 240,699
Stewart Information Services
Corp. 7,587 459,848
United Fire Group, Inc. 9,646 299,701
United Insurance Holdings
Corp. 26,084 86,338
Universal Insurance Holdings,
Inc.(a) 25,219 340,204
Unum Group 46,857 1,476,464
14,980,672
Interactive Media & Services 0.5%
TrueCar , Inc.* 64,080 253,116
Yelp, Inc.*(a) 25,645 874,751
1,127,867
IT Services 1.8%
Conduent , Inc.*(a) 78,839 406,809
Unisys Corp.* 7,690 166,181
Verra Mobility Corp.*(a) 232,665 3,787,786
4,360,776
Leisure Products 0.1%
American Outdoor Brands,
Inc.* 13,062 171,504
Nautilus, Inc.* 1,200 4,944
Vista Outdoor, Inc.* 640 22,842
199,290
Machinery 2.8%
AGCO Corp. 10,031 1,464,827
Astec Industries, Inc. 8,125 349,375
Commercial Vehicle Group,
Inc.* 19,176 162,037
Crane Co. 26,400 2,858,592
Hyster -Yale Materials
Handling, Inc. 6,952 230,876
Manitowoc Co., Inc. (The)* 35,492 535,219
Park-Ohio Holdings Corp.(a) 3,200 45,024
REV Group, Inc.(a) 14,272 191,245
Common Stocks
Shares Value ($)
Machinery
Titan International, Inc.*(a) 6,300 92,799
Trinity Industries, Inc. 6,980 239,833
Wabash National Corp. 26,567 394,254
6,564,081
Marine 0.1%
Genco Shipping & Trading Ltd.
(a) 13,998 330,633
Media 0.2%
comScore, Inc.* 40,802 118,734
Cumulus Media, Inc., Class A* 2,754 27,402
Entravision Communications
Corp., Class A 36,927 236,702
382,838
Metals & Mining 1.2%
Olympic Steel, Inc.(a) 6,668 256,451
Schnitzer Steel Industries,
Inc., Class A 24,619 1,278,711
SunCoke Energy, Inc. 94,284 840,071
TimkenSteel Corp.* 20,158 441,057
2,816,290
Multiline Retail 1.2%
Dillard's, Inc., Class A(a) 1,378 369,841
Ollie's Bargain Outlet
Holdings, Inc.*(a) 57,100 2,453,016
2,822,857
Oil, Gas & Consumable Fuels 3.8%
Arch Resources, Inc. 7,346 1,009,193
CVR Energy, Inc. 69,208 1,767,572
Delek US Holdings, Inc.* 82,748 1,755,913
DHT Holdings, Inc.(a) 57,455 333,239
Dorian LPG Ltd. 28,015 405,937
HF Sinclair Corp.* 14,570 580,615
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Plains GP Holdings LP, Class
A*(a) 19,750 228,112
REX American Resources
Corp.* 3,451 343,720
SFL Corp. Ltd. 96,613 983,520
Whiting Petroleum Corp. 7,296 594,697
World Fuel Services Corp.(a) 32,468 877,935
8,880,453
Paper & Forest Products 0.3%
Clearwater Paper Corp.* 14,260 399,708
Glatfelter Corp. 19,407 240,258
Schweitzer-Mauduit
International, Inc. 5,562 152,955
792,921
Personal Products 2.0%
Edgewell Personal Care Co. 25,132 921,591
Inter Parfums , Inc. 42,000 3,698,100
Nature's Sunshine Products,
Inc.* 4,570 76,867
4,696,558
Pharmaceuticals 0.5%
Atea Pharmaceuticals, Inc.*(a) 13,200 95,304

NVIT Multi-Manager Small Cap Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Pharmaceuticals
Cara Therapeutics, Inc.*(a) 44,195 536,969
Endo International plc*(a) 95,824 221,353
NGM Biopharmaceuticals,
Inc.* 13,914 212,189
1,065,815
Professional Services 1.1%
Acacia Research Corp.*(a) 40,214 181,365
Barrett Business Services, Inc. 3,180 246,354
Heidrick & Struggles
International, Inc. 5,840 231,147
Kelly Services, Inc., Class A 27,145 588,775
ManpowerGroup , Inc. 4,215 395,873
Mistras Group, Inc.* 2,100 13,881
Resources Connection, Inc. 14,977 256,706
TrueBlue , Inc.* 25,429 734,644
2,648,745
Real Estate Management & Development 3.0%
Cushman & Wakefield plc*(a) 200,734 4,117,055
Forestar Group, Inc.* 9,300 165,168
Kennedy-Wilson Holdings, Inc. 50,816 1,239,402
Marcus & Millichap, Inc. 5,740 302,383
Realogy Holdings Corp.* 76,866 1,205,259
7,029,267
Road & Rail 2.4%
ArcBest Corp. 15,522 1,249,521
Covenant Logistics Group, Inc. 16,756 360,757
Landstar System, Inc.(a) 17,846 2,691,712
Ryder System, Inc. 1,953 154,932
US Xpress Enterprises, Inc.,
Class A*(a) 12,190 47,297
Werner Enterprises, Inc. 22,243 911,963
Yellow Corp.* 20,100 140,901
5,557,083
Software 1.1%
E2open Parent Holdings,
Inc.*(a) 164,900 1,452,769
MeridianLink , Inc.* 51,842 938,340
SecureWorks Corp., Class A* 11,209 148,519
Synchronoss Technologies,
Inc.*(a) 50,661 87,644
2,627,272
Specialty Retail 4.0%
Aaron's Co., Inc. (The) 29,988 602,159
Academy Sports & Outdoors,
Inc. 40,985 1,614,809
America's Car-Mart, Inc.*(a) 32,700 2,634,312
Container Store Group, Inc.
(The)* 19,935 162,869
Genesco, Inc.*(a) 13,229 841,497
Haverty Furniture Cos., Inc. 6,420 176,036
Leslie's, Inc.*(a) 122,000 2,361,920
LL Flooring Holdings, Inc.*(a) 2,100 29,442
MarineMax , Inc.* 18,570 747,628
Tilly's, Inc., Class A 18,350 171,756
9,342,428
Technology Hardware, Storage & Peripherals 0.8%
Super Micro Computer, Inc.* 10,445 397,641
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Xerox Holdings Corp. 68,502 1,381,686
1,779,327
Textiles, Apparel & Luxury Goods 0.1%
Unifi, Inc.* 9,616 174,049
Vera Bradley, Inc.*(a) 20,134 154,428
328,477
Thrifts & Mortgage Finance 1.3%
Bridgewater Bancshares, Inc.* 1,634 27,255
FS Bancorp, Inc. 1,620 50,220
Home Bancorp, Inc. 843 34,386
Luther Burbank Corp. 901 11,974
Merchants Bancorp 11,409 312,378
Northfield Bancorp, Inc. 6,713 96,399
Ocwen Financial Corp.*(a) 3,310 78,646
PCSB Financial Corp. 5,598 106,978
PennyMac Financial Services,
Inc. 25,507 1,356,972
Southern Missouri Bancorp,
Inc. 700 34,965
TrustCo Bank Corp. 720 22,990
Washington Federal, Inc. 24,026 788,533
Waterstone Financial, Inc. 9,414 182,067
Western New England
Bancorp, Inc. 2,174 19,436
3,123,199
Trading Companies & Distributors 3.5%
Beacon Roofing Supply,
Inc.*(a) 69,490 4,119,367
Boise Cascade Co. 25,754 1,789,130
DXP Enterprises, Inc.* 2,260 61,223
MRC Global, Inc.* 77,709 925,514
NOW, Inc.* 108,965 1,201,884
Titan Machinery, Inc.* 4,860 137,344
Triton International Ltd. 1,570 110,183
8,344,645
Wireless Telecommunication Services 0.8%
Telephone & Data Systems,
Inc.(a) 73,434 1,386,434
United States Cellular Corp.* 15,060 455,264
1,841,698
Total Common Stocks
(cost $201,744,876) 228,740,140
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,406 0
Technology Hardware, Storage & Peripherals 0.0%
†
Quantum Corp., expiring
4/18/2022*∞ 6,609 56
Total Rights
(cost $7,218) 56

52 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Repurchase Agreements 1.9%
Principal
Amount ($) Value ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $3,000,025,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $3,060,000.
(b) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $548,215,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$559,175.(b) 548,210 548,210
Pershing LLC,
0.33%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,000,010,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,548,210) 4,548,210
Total Investments
(cost $206,300,304) — 99.0% 233,288,406
Other assets in excess of liabilities — 1.0% 2,299,185
NET ASSETS — 100.0%
$ 235,587,591
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $34,156,210, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,548,210 and by $30,852,158 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/12/2022 – 11/15/2051, a total value of
$35,400,368.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $4,548,210.
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Cap Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 53
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

54 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,765,660 $ – $ – $ 1,765,660
Air Freight & Logistics 120,954 – – 120,954
Auto Components 6,718,841 – – 6,718,841
Banks 17,997,818 – – 17,997,818
Biotechnology 4,869,233 – – 4,869,233
Building Products 6,947,950 – – 6,947,950
Capital Markets 9,939,593 – – 9,939,593
Chemicals 8,248,768 – – 8,248,768
Commercial Services & Supplies 8,225,105 – – 8,225,105
Communications Equipment 3,600,385 – – 3,600,385
Construction & Engineering 5,728,110 – – 5,728,110
Consumer Finance 2,495,776 – – 2,495,776
Containers & Packaging 143,858 – – 143,858
Diversified Consumer Services 2,245,300 – – 2,245,300
Diversified Financial Services 23,218 – – 23,218
Diversified Telecommunication Services 337,473 – – 337,473
Electric Utilities 3,202,281 – – 3,202,281
Electrical Equipment 3,389,606 – – 3,389,606
Electronic Equipment, Instruments &
Components 8,204,307 – – 8,204,307
Energy Equipment & Services 2,356,601 – – 2,356,601
Equity Real Estate Investment Trusts
(REITs) 12,587,955 – – 12,587,955
Food & Staples Retailing 6,527,336 – – 6,527,336
Food Products 1,409,044 – – 1,409,044
Gas Utilities 2,689,730 – – 2,689,730
Health Care Equipment & Supplies 3,739,981 – – 3,739,981
Health Care Providers & Services 7,043,986 – – 7,043,986
Health Care Technology 2,522,461 – – 2,522,461
Hotels, Restaurants & Leisure 2,879,460 – – 2,879,460
Household Durables 1,136,158 – – 1,136,158
Insurance 14,980,672 – – 14,980,672
Interactive Media & Services 1,127,867 – – 1,127,867
IT Services 4,360,776 – – 4,360,776
Leisure Products 199,290 – – 199,290
Machinery 6,564,081 – – 6,564,081
Marine 330,633 – – 330,633
Media 382,838 – – 382,838
Metals & Mining 2,816,290 – – 2,816,290
Multiline Retail 2,822,857 – – 2,822,857
Oil, Gas & Consumable Fuels 8,880,453 – – 8,880,453
Paper & Forest Products 792,921 – – 792,921
Personal Products 4,696,558 – – 4,696,558
Pharmaceuticals 1,065,815 – – 1,065,815
Professional Services 2,648,745 – – 2,648,745
Real Estate Management & Development 7,029,267 – – 7,029,267
Road & Rail 5,557,083 – – 5,557,083
Software 2,627,272 – – 2,627,272
Specialty Retail 9,342,428 – – 9,342,428
Technology Hardware, Storage &
Peripherals 1,779,327 – – 1,779,327
Textiles, Apparel & Luxury Goods 328,477 – – 328,477
Thrifts & Mortgage Finance 3,123,199 – – 3,123,199
Trading Companies & Distributors 8,344,645 – – 8,344,645
Wireless Telecommunication Services 1,841,698 – – 1,841,698
Total Common Stocks $ 228,740,140 $ – $ – $ 228,740,140
Repurchase Agreements – 4,548,210 – 4,548,210

NVIT Multi-Manager Small Cap Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 55
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Rights   $ – $ 56 $ – $ 56
Total $ 228,740,140 $ 4,548,266 $ – $ 233,288,406
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2022, the Fund held one common stock investment and one rights investment that were categorized as a Level 3 investments which were valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

56 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 97.5%
Shares Value ($)
AUSTRALIA 0.0%
†
Consumer Finance 0.0%
†
Aet and D Holdings No. 1 Ltd.
*^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
SiriusPoint Ltd. * 54,634 408,662
Trading Companies & Distributors 0.0%
†
Triton International Ltd. 2,120 148,782
557,444
CHINA 0.3%
Trading Companies & Distributors 0.3%
Textainer Group Holdings Ltd. 34,803 1,324,950
ISRAEL 0.9%
Machinery 0.6%
Kornit Digital Ltd. * 26,589 2,198,645
Semiconductors & Semiconductor Equipment 0.3%
Nova Ltd. * 13,532 1,473,364
3,672,009
NORWAY 0.5%
Oil, Gas & Consumable Fuels 0.5%
SFL Corp. Ltd. 189,475 1,928,856
PUERTO RICO 0.7%
Banks 0.7%
First Bancorp/PR 103,920 1,363,430
OFG Bancorp 61,143 1,628,850
2,992,280
UNITED KINGDOM 0.3%
IT Services 0.3%
Endava plc, ADR * 8,647 1,150,310
Oil, Gas & Consumable Fuels 0.0%
†
Infinity Bio-energy Ltd. Reg.
S *^∞ 94,500 0
1,150,310
UNITED STATES 94.7%
Aerospace & Defense 0.7%
Astronics Corp. * 36,469 471,544
Curtiss-Wright Corp. 7,651 1,148,875
Parsons Corp. *(a) 17,333 670,787
Vectrus , Inc. * 14,149 507,383
2,798,589
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc. * 24,459 155,804
Auto Components 1.6%
American Axle &
Manufacturing Holdings,
Inc. * 206,813 1,604,869
Cooper-Standard Holdings,
Inc. *(a) 31,100 272,747
Goodyear Tire & Rubber Co.
(The) *(a) 249,758 3,569,042
Modine Manufacturing Co. * 70,092 631,529
Standard Motor Products, Inc. 5,137 221,610
Stoneridge, Inc. * 28,512 591,909
6,891,706
Common Stocks
Shares Value ($)
UNITED STATES
Banks 8.7%
1st Source Corp. 4,069 188,191
Amalgamated Financial Corp.
(a) 13,968 251,005
American National
Bankshares , Inc. 1,427 53,769
Associated Banc-Corp. 115,957 2,639,180
Atlantic Union Bankshares
Corp. 9,947 364,955
Banc of California, Inc. 49,818 964,476
Bank of Marin Bancorp 2,803 98,301
Bank of Princeton (The) 880 25,388
BankUnited , Inc. 43,183 1,898,325
Bankwell Financial Group,
Inc. 3,638 123,074
Bar Harbor Bankshares 1,400 40,068
BCB Bancorp, Inc. 7,431 135,616
Berkshire Hills Bancorp, Inc. 51,754 1,499,313
Business First Bancshares,
Inc. 3,554 86,469
Byline Bancorp, Inc. 15,072 402,121
Camden National Corp. 5,109 240,327
Capital Bancorp, Inc. 3,180 72,695
Capital City Bank Group, Inc. 6,687 176,269
Capstar Financial Holdings,
Inc. 10,321 217,567
Carter Bankshares , Inc. * 8,467 147,072
CBTX, Inc. (a) 10,864 336,784
Central Pacific Financial
Corp. 64,239 1,792,268
Central Valley Community
Bancorp 4,876 113,855
Chemung Financial Corp. 1,395 65,133
City Holding Co. (a) 956 75,237
Civista Bancshares, Inc. 2,689 64,805
CNB Financial Corp. 4,737 124,678
Community Trust Bancorp,
Inc. 12,640 520,768
Eagle Bancorp, Inc. 45,634 2,601,593
FB Financial Corp. 12,149 539,659
Financial Institutions, Inc. 11,604 349,629
First Bancshares, Inc. (The) 600 20,196
First Business Financial
Services, Inc. 2,800 91,868
First Commonwealth
Financial Corp. 13,185 199,885
First Financial Corp. 15,131 654,870
First Internet Bancorp 4,660 200,427
First of Long Island Corp.
(The) 7,569 147,293
First Savings Financial
Group, Inc. 1,840 45,154
First Western Financial, Inc. * 26 813
Great Southern Bancorp, Inc. 8,010 472,670
Guaranty Bancshares, Inc. 3,415 119,525
Hanmi Financial Corp. 41,355 1,017,747
HarborOne Bancorp, Inc. 36,551 512,445
HBT Financial, Inc. 7,579 137,786
Heartland Financial USA, Inc. 6,600 315,678
Heritage Commerce Corp. 11,024 124,020

NVIT Multi-Manager Small Company Fund - March 31, 2022 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Heritage Financial Corp. 13,587 340,490
HomeStreet , Inc. 27,097 1,283,856
HomeTrust Bancshares, Inc. 12,387 365,788
Horizon Bancorp, Inc. 7,468 139,428
Independent Bank Corp./MI 19,300 424,600
Investar Holding Corp. 4,167 79,548
Lakeland Bancorp, Inc. 28,580 477,286
Macatawa Bank Corp. 13,797 124,311
Mercantile Bank Corp. 4,601 162,967
Metropolitan Bank Holding
Corp. * 2,787 283,633
Midland States Bancorp, Inc. 14,801 427,157
MidWestOne Financial Group,
Inc. 5,162 170,862
National Bank Holdings
Corp., Class A 5,034 202,770
NBT Bancorp, Inc. 12,452 449,891
Nicolet Bankshares , Inc. * 7,668 717,495
Northeast Bank 900 30,699
Northrim Bancorp, Inc. 4,095 178,419
OceanFirst Financial Corp. 44,840 901,284
Old Second Bancorp, Inc. 17,287 250,834
Peapack -Gladstone Financial
Corp. 10,049 349,203
Pinnacle Financial Partners,
Inc. 25,320 2,331,465
Preferred Bank 4,084 302,584
Primis Financial Corp. 10,826 151,347
Professional Holding Corp.,
Class A * 1,334 30,095
QCR Holdings, Inc. 14,167 801,711
RBB Bancorp (a) 10,692 251,155
S&T Bancorp, Inc. 3,806 112,581
Sierra Bancorp 3,626 90,577
SmartFinancial , Inc. 4,200 107,436
South Plains Financial, Inc. 985 26,181
Southern First Bancshares,
Inc. * 1,229 62,482
TriCo Bancshares 48,584 1,944,818
UMB Financial Corp. 22,538 2,189,792
Wintrust Financial Corp. 13,909 1,292,563
37,324,275
Biotechnology 3.0%
Adverum Biotechnologies,
Inc. * 52,311 68,527
Aeglea BioTherapeutics , Inc.
* 9,812 22,568
Agios Pharmaceuticals, Inc. * 21,337 621,120
AnaptysBio , Inc. * 5,028 124,393
Athenex , Inc. * 169,864 140,902
Bluebird Bio, Inc. * 2,366 11,475
CareDx , Inc. * 9,602 355,178
Catalyst Pharmaceuticals,
Inc. * 104,389 865,385
Emergent BioSolutions , Inc. * 47,090 1,933,515
Enanta Pharmaceuticals, Inc.
*(a) 9,571 681,264
Exelixis , Inc. * 35,383 802,133
FibroGen , Inc. *(a) 36,565 439,511
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Frequency Therapeutics,
Inc. * 18,077 38,323
Halozyme Therapeutics, Inc.
*(a) 44,194 1,762,457
Homology Medicines, Inc. * 40,489 123,087
Ionis Pharmaceuticals, Inc. * 5,340 197,794
Jounce Therapeutics, Inc. * 6,699 45,486
Poseida Therapeutics, Inc. * 1,720 7,706
REGENXBIO, Inc. * 20,704 687,166
Sutro Biopharma, Inc. *(a) 50,427 414,510
Travere Therapeutics, Inc.
*(a) 102,211 2,633,976
Vanda Pharmaceuticals, Inc. * 900 10,179
Veracyte , Inc. *(a) 29,935 825,308
12,811,963
Building Products 1.3%
Advanced Drainage Systems,
Inc. (a) 24,013 2,852,984
Apogee Enterprises, Inc. 28,033 1,330,446
Caesarstone Ltd. (a) 14,159 148,953
Quanex Building Products
Corp. 29,396 617,022
Trex Co., Inc. * 10,491 685,377
5,634,782
Capital Markets 2.5%
Cohen & Steers, Inc. 15,929 1,368,142
Cowen, Inc., Class A (a) 51,300 1,390,230
Evercore , Inc., Class A 7,784 866,515
Hamilton Lane, Inc., Class A 32,936 2,545,623
LPL Financial Holdings, Inc. 15,018 2,743,488
Piper Sandler Cos. (a) 9,786 1,284,413
StoneX Group, Inc. * 6,242 463,344
10,661,755
Chemicals 2.4%
AdvanSix , Inc. 39,779 2,032,309
American Vanguard Corp. 4,837 98,288
Ecovyst , Inc. 46,683 539,655
Element Solutions, Inc. 50,062 1,096,358
Huntsman Corp. 53,882 2,021,114
Koppers Holdings, Inc. 8,780 241,626
Livent Corp. *(a) 33,461 872,328
Olin Corp. 54,275 2,837,497
Rayonier Advanced Materials,
Inc. * 58,632 385,212
Stepan Co. 922 91,103
10,215,490
Commercial Services & Supplies 2.8%
ACCO Brands Corp. 97,679 781,432
BrightView Holdings, Inc. * 3,320 45,185
Casella Waste Systems, Inc.,
Class A * 37,180 3,258,828
CECO Environmental Corp. * 12,128 66,583
Clean Harbors, Inc. * 10,457 1,167,419
CoreCivic , Inc. * 240,972 2,691,657
Ennis, Inc. 15,202 280,781
GEO Group, Inc. (The) *(a) 247,561 1,636,378
Kimball International, Inc.,
Class B 43,118 364,347

58 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies
Steelcase, Inc., Class A 127,678 1,525,752
11,818,362
Communications Equipment 1.8%
ADTRAN, Inc. 72,948 1,345,890
Aviat Networks, Inc. * 15,807 486,381
Comtech Telecommunications
Corp. 14,382 225,654
EMCORE Corp. * 37,745 139,657
Juniper Networks, Inc. 68,067 2,529,369
KVH Industries, Inc. * 6,856 62,390
NETGEAR, Inc. * 51,464 1,270,132
NetScout Systems, Inc. * 41,712 1,338,121
Plantronics, Inc. * 3,381 133,211
Ribbon Communications,
Inc. * 77,509 239,503
7,770,308
Construction & Engineering 1.4%
Argan , Inc. 16,900 685,971
Granite Construction, Inc. 12,026 394,453
Matrix Service Co. * 29,697 244,109
Primoris Services Corp. 48,118 1,146,171
Tutor Perini Corp. * 68,532 740,146
WillScot Mobile Mini Holdings
Corp. * 70,776 2,769,464
5,980,314
Consumer Finance 1.2%
Enova International, Inc. * 34,980 1,328,191
EZCORP, Inc., Class A *(a) 64,899 391,990
Navient Corp. 187,835 3,200,708
SLM Corp. 15,174 278,595
5,199,484
Containers & Packaging 0.3%
Pactiv Evergreen, Inc. 32,700 328,962
Ranpak Holdings Corp. *(a) 39,342 803,757
1,132,719
Diversified Consumer Services 0.8%
2U, Inc. *(a) 25,795 342,558
Adtalem Global Education,
Inc. *(a) 34,114 1,013,527
American Public Education,
Inc. * 27,318 580,234
Grand Canyon Education,
Inc. * 1,340 130,127
Perdoceo Education Corp. * 117,458 1,348,418
Universal Technical Institute,
Inc. * 13,989 123,803
3,538,667
Diversified Financial Services 0.0%
†
Alerus Financial Corp. 1,096 30,293
Diversified Telecommunication Services 0.2%
Anterix , Inc. * 2,470 143,013
ATN International, Inc. 5,423 216,269
Consolidated
Communications Holdings,
Inc. * 60,186 355,098
714,380
Electric Utilities 1.8%
ALLETE, Inc. 13,094 877,036
NRG Energy, Inc. (a) 29,316 1,124,562
Common Stocks
Shares Value ($)
UNITED STATES
Electric Utilities
Pinnacle West Capital Corp. 22,716 1,774,120
Portland General Electric Co. 67,416 3,717,992
7,493,710
Electrical Equipment 0.7%
Encore Wire Corp. 23,424 2,671,976
LSI Industries, Inc. 9,614 57,684
Powell Industries, Inc. 12,189 236,710
2,966,370
Electronic Equipment, Instruments & Components 1.4%
Avnet, Inc. (a) 11,216 455,257
Belden, Inc. 30,594 1,694,908
Benchmark Electronics, Inc. 53,798 1,347,102
Daktronics, Inc. *(a) 34,354 131,919
Novanta , Inc. * 11,858 1,687,275
PC Connection, Inc. 7,088 371,340
ScanSource , Inc. * 8,349 290,462
5,978,263
Energy Equipment & Services 1.2%
Cactus, Inc., Class A 9,899 561,669
Helix Energy Solutions
Group, Inc. *(a) 46,332 221,467
Nabors Industries Ltd. * 4,198 641,119
Newpark Resources, Inc. * 1,657 6,065
Oil States International, Inc. * 149,763 1,040,853
Patterson-UTI Energy, Inc. 162,434 2,514,478
4,985,651
Equity Real Estate Investment Trusts (REITs) 6.5%
Apple Hospitality REIT, Inc. 210,002 3,773,735
Armada Hoffler Properties,
Inc. 33,837 494,020
CatchMark Timber Trust, Inc.,
Class A 35,988 295,102
Centerspace (a) 15,861 1,556,281
CTO Realty Growth, Inc. 8,319 551,716
Diversified Healthcare Trust 255,626 818,003
Equity Commonwealth * 114,165 3,220,594
Farmland Partners, Inc. 34,044 468,105
Franklin Street Properties
Corp. 82,263 485,352
Industrial Logistics Properties
Trust 13,369 303,075
National Health Investors,
Inc. (a) 6,271 370,052
National Storage Affiliates
Trust 30,682 1,925,602
Office Properties Income
Trust 37,771 971,848
Outfront Media, Inc. 26,041 740,346
Paramount Group, Inc. 172,712 1,884,288
Piedmont Office Realty Trust,
Inc., Class A 139,425 2,400,899
PS Business Parks, Inc. 4,582 770,143
RLJ Lodging Trust 219,841 3,095,361
Sunstone Hotel Investors,
Inc. * 152,663 1,798,370
Whitestone REIT (a) 67,644 896,283
Xenia Hotels & Resorts, Inc. * 60,742 1,171,713
27,990,888

NVIT Multi-Manager Small Company Fund - March 31, 2022 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
UNITED STATES
Food & Staples Retailing 1.3%
Andersons, Inc. (The) 27,996 1,407,079
BJ's Wholesale Club
Holdings, Inc. * 16,788 1,135,037
Performance Food Group
Co. * 16,588 844,495
Rite Aid Corp. *(a) 55,794 488,198
SpartanNash Co. 46,993 1,550,298
5,425,107
Food Products 0.6%
Fresh Del Monte Produce,
Inc. 27,693 717,526
Freshpet , Inc. *(a) 14,902 1,529,541
Landec Corp. * 18,555 214,867
2,461,934
Gas Utilities 1.2%
Northwest Natural Holding
Co. 23,505 1,215,679
Southwest Gas Holdings, Inc. 44,621 3,493,378
Spire, Inc. (a) 5,192 372,578
5,081,635
Health Care Equipment & Supplies 4.0%
AtriCure , Inc. * 16,405 1,077,316
Avanos Medical, Inc. * 3,733 125,056
Axonics , Inc. *(a) 32,120 2,010,712
CONMED Corp. (a) 2,706 401,976
CryoPort , Inc. *(a) 28,467 993,783
Globus Medical, Inc., Class
A * 26,856 1,981,436
Inari Medical, Inc. * 17,363 1,573,782
Inmode Ltd. * 9,814 362,235
Natus Medical, Inc. * 3,230 84,884
Orthofix Medical, Inc. * 3,229 105,588
Penumbra, Inc. * 8,053 1,788,813
Shockwave Medical, Inc. * 7,919 1,642,084
Tandem Diabetes Care, Inc. * 28,919 3,362,991
Varex Imaging Corp. *(a) 61,776 1,315,211
16,825,867
Health Care Providers & Services 1.5%
AMN Healthcare Services,
Inc. *(a) 9,505 991,657
Cross Country Healthcare,
Inc. * 18,165 393,636
Molina Healthcare, Inc. * 7,369 2,458,224
Surgery Partners, Inc. *(a) 31,537 1,736,111
Tenet Healthcare Corp. * 10,512 903,612
6,483,240
Health Care Technology 2.4%
Allscripts Healthcare
Solutions, Inc. *(a) 146,242 3,293,370
Certara , Inc. * 12,639 271,486
Computer Programs &
Systems, Inc. * 22,077 760,553
Evolent Health, Inc., Class A * 7,609 245,771
Health Catalyst, Inc. *(a) 16,140 421,738
Inspire Medical Systems,
Inc. * 14,332 3,678,880
NextGen Healthcare, Inc. * 24,511 512,525
Omnicell , Inc. * 6,585 852,692
10,037,015
Common Stocks
Shares Value ($)
UNITED STATES
Hotels, Restaurants & Leisure 2.9%
Choice Hotels International,
Inc. 16,745 2,373,772
Dutch Bros, Inc., Class A *(a) 7,334 405,350
Papa John's International,
Inc. 17,572 1,849,980
Planet Fitness, Inc., Class A
*(a) 25,113 2,121,546
Red Rock Resorts, Inc., Class
A 41,150 1,998,244
SeaWorld Entertainment,
Inc. * 14,905 1,109,528
Wingstop , Inc. (a) 8,338 978,464
Wyndham Hotels & Resorts,
Inc. 17,598 1,490,375
12,327,259
Household Durables 0.5%
Bassett Furniture Industries,
Inc. (a) 13,705 226,955
Beazer Homes USA, Inc. *(a) 78,633 1,196,793
Hooker Furnishings Corp. 6,891 130,516
Lifetime Brands, Inc. 4,439 56,997
Universal Electronics, Inc. * 9,182 286,846
VOXX International Corp. * 14,698 146,539
2,044,646
Insurance 5.5%
American Equity Investment
Life Holding Co. 83,945 3,350,244
Argo Group International
Holdings Ltd. 26,628 1,099,204
CNO Financial Group, Inc. 128,236 3,217,441
Donegal Group, Inc., Class A 6,896 92,475
Employers Holdings, Inc. 32,578 1,336,350
First American Financial
Corp. 14,979 970,939
Genworth Financial, Inc.,
Class A * 553,445 2,092,022
Global Indemnity Group LLC,
Class A (a) 1,719 44,849
Greenlight Capital Re Ltd.,
Class A *(a) 19,756 139,675
Heritage Insurance Holdings,
Inc. 80,042 571,500
Horace Mann Educators
Corp. 2,865 119,843
James River Group Holdings
Ltd. (a) 12,318 304,747
Kemper Corp. 11,842 669,547
Kinsale Capital Group, Inc. 5,798 1,322,060
ProAssurance Corp. 39,247 1,054,959
Reinsurance Group of
America, Inc. 10,733 1,174,834
Stewart Information Services
Corp. 30,401 1,842,605
United Fire Group, Inc. 13,587 422,148
United Insurance Holdings
Corp. 23,113 76,504
Universal Insurance Holdings,
Inc. 52,498 708,198

60 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
Unum Group 91,109 2,870,845
23,480,989
Interactive Media & Services 0.5%
TrueCar , Inc. * 144,287 569,934
Yelp, Inc. * 48,996 1,671,253
2,241,187
IT Services 1.3%
Conduent , Inc. * 202,825 1,046,577
DigitalOcean Holdings, Inc. * 21,021 1,216,065
Globant SA *(a) 11,712 3,069,364
Unisys Corp. * 12,882 278,380
5,610,386
Leisure Products 0.3%
American Outdoor Brands,
Inc. * 26,470 347,551
Nautilus, Inc. * 1,800 7,416
Vista Outdoor, Inc. * 1,635 58,353
YETI Holdings, Inc. * 12,765 765,645
1,178,965
Life Sciences Tools & Services 1.5%
Medpace Holdings, Inc. * 17,618 2,882,129
Quanterix Corp. * 11,273 329,059
Repligen Corp. * 17,326 3,258,847
6,470,035
Machinery 2.6%
AGCO Corp. 17,577 2,566,769
Astec Industries, Inc. 14,262 613,266
Chart Industries, Inc. *(a) 15,442 2,652,472
Commercial Vehicle Group,
Inc. * 12,548 106,031
Evoqua Water Technologies
Corp. * 24,612 1,156,272
Hyster -Yale Materials
Handling, Inc. 13,895 461,453
Manitowoc Co., Inc. (The) * 84,636 1,276,311
Park-Ohio Holdings Corp. 6,162 86,699
REV Group, Inc. (a) 27,667 370,738
Titan International, Inc. * 11,201 164,991
Trinity Industries, Inc. 16,280 559,381
Wabash National Corp. 55,299 820,637
10,835,020
Marine 0.1%
Genco Shipping & Trading
Ltd. 20,836 492,146
Media 0.2%
comScore, Inc. *(a) 76,016 221,207
Cumulus Media, Inc., Class
A * 5,914 58,844
Entravision Communications
Corp., Class A 69,990 448,636
Mode Media M-1 Escrow *^∞ 2,754 0
728,687
Metals & Mining 1.3%
MP Materials Corp. *(a) 15,251 874,492
Olympic Steel, Inc. 13,400 515,364
Schnitzer Steel Industries,
Inc., Class A 49,513 2,571,705
SunCoke Energy, Inc. 162,479 1,447,688
Common Stocks
Shares Value ($)
UNITED STATES
Metals & Mining
TimkenSteel Corp. * 8,610 188,387
5,597,636
Multiline Retail 0.2%
Dillard's, Inc., Class A (a) 2,860 767,595
Oil, Gas & Consumable Fuels 5.1%
Arch Resources, Inc. 15,763 2,165,521
CVR Energy, Inc. 128,638 3,285,415
Delek US Holdings, Inc. *(a) 159,245 3,379,180
DHT Holdings, Inc. (a) 248,911 1,443,684
Dorian LPG Ltd. (a) 54,901 795,515
HF Sinclair Corp. * 28,036 1,117,235
Matador Resources Co. 46,092 2,441,954
New Fortress Energy, Inc. 10,125 431,426
PDC Energy, Inc. 19,130 1,390,368
Plains GP Holdings LP, Class
A *(a) 49,878 576,091
REX American Resources
Corp. * 6,092 606,763
SM Energy Co. 30,178 1,175,433
Whiting Petroleum Corp. 13,842 1,128,261
World Fuel Services Corp. 62,987 1,703,168
21,640,014
Paper & Forest Products 0.4%
Clearwater Paper Corp. * 24,956 699,516
Glatfelter Corp. 35,026 433,622
Schweitzer-Mauduit
International, Inc. 13,077 359,618
1,492,756
Personal Products 0.5%
Edgewell Personal Care Co. 54,570 2,001,082
Nature's Sunshine Products,
Inc. * 9,426 158,545
2,159,627
Pharmaceuticals 0.5%
Atea Pharmaceuticals, Inc. * 25,852 186,651
Cara Therapeutics, Inc. * 90,530 1,099,939
Endo International plc * 174,734 403,636
NGM Biopharmaceuticals,
Inc. * 17,838 272,030
1,962,256
Professional Services 1.3%
Acacia Research Corp. *(a) 74,937 337,966
Barrett Business Services,
Inc. 6,809 527,493
CRA International, Inc. 3,499 294,826
Heidrick & Struggles
International, Inc. 8,388 331,997
Kelly Services, Inc., Class A 61,637 1,336,907
ManpowerGroup , Inc. 8,300 779,536
Mistras Group, Inc. * 3,321 21,952
Resources Connection, Inc. 30,761 527,244
TrueBlue , Inc. * 53,107 1,534,260
5,692,181
Real Estate Management & Development 1.3%
Forestar Group, Inc. * 17,186 305,223
Kennedy-Wilson Holdings,
Inc. 99,741 2,432,683
Marcus & Millichap, Inc. 14,051 740,207

NVIT Multi-Manager Small Company Fund - March 31, 2022 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
UNITED STATES
Real Estate Management & Development
Realogy Holdings Corp. *(a) 134,278 2,105,479
5,583,592
Road & Rail 1.8%
ArcBest Corp. (a) 24,162 1,945,041
Covenant Logistics Group,
Inc. 32,181 692,857
Ryder System, Inc. 3,499 277,576
Saia, Inc. * 9,583 2,336,526
Schneider National, Inc.,
Class B 5,840 148,920
US Xpress Enterprises, Inc.,
Class A * 14,087 54,658
Werner Enterprises, Inc. 44,633 1,829,953
Yellow Corp. * 36,813 258,059
7,543,590
Semiconductors & Semiconductor Equipment 2.5%
Ambarella , Inc. * 15,755 1,653,015
Impinj , Inc. *(a) 13,220 839,999
Lattice Semiconductor Corp. * 56,552 3,446,843
MACOM Technology
Solutions Holdings, Inc. * 25,426 1,522,255
MaxLinear , Inc. * 19,494 1,137,475
SiTime Corp. *(a) 7,546 1,870,050
10,469,637
Software 3.7%
CyberArk Software Ltd. * 15,305 2,582,719
Domo, Inc., Class B * 9,018 456,040
Manhattan Associates, Inc. * 24,544 3,404,498
Paylocity Holding Corp. * 10,819 2,226,226
SecureWorks Corp., Class A * 21,467 284,438
Sprout Social, Inc., Class A * 35,420 2,837,850
Synchronoss Technologies,
Inc. * 63,715 110,227
Varonis Systems, Inc. * 43,679 2,076,500
Workiva , Inc. *(a) 15,840 1,869,120
15,847,618
Specialty Retail 2.7%
Aaron's Co., Inc. (The) 55,911 1,122,693
Academy Sports & Outdoors,
Inc. 79,743 3,141,873
Boot Barn Holdings, Inc. * 26,737 2,534,400
Container Store Group, Inc.
(The) *(a) 39,268 320,820
Genesco, Inc. * 26,316 1,673,961
Haverty Furniture Cos., Inc. 12,567 344,587
LL Flooring Holdings, Inc. *(a) 4,750 66,595
MarineMax , Inc. * 37,683 1,517,118
Tilly's, Inc., Class A 55,696 521,315
11,243,362
Technology Hardware, Storage & Peripherals 0.8%
Super Micro Computer, Inc. * 16,691 635,426
Xerox Holdings Corp. 131,970 2,661,835
3,297,261
Textiles, Apparel & Luxury Goods 0.5%
Oxford Industries, Inc. (a) 17,539 1,587,280
Unifi, Inc. * 19,221 347,900
Vera Bradley, Inc. * 36,760 281,949
2,217,129
Common Stocks
Shares Value ($)
UNITED STATES
Thrifts & Mortgage Finance 1.4%
Bridgewater Bancshares,
Inc. * 2,464 41,100
FS Bancorp, Inc. 2,350 72,850
Home Bancorp, Inc. 1,500 61,185
Luther Burbank Corp. 2,200 29,238
Merchants Bancorp 17,284 473,236
Northfield Bancorp, Inc. 4,561 65,496
Ocwen Financial Corp. * 4,879 115,925
PCSB Financial Corp. 11,147 213,019
PennyMac Financial
Services, Inc. 47,516 2,527,850
Southern Missouri Bancorp,
Inc. 121 6,044
TrustCo Bank Corp. 1,535 49,013
Washington Federal, Inc. 54,180 1,778,188
Waterstone Financial, Inc. 15,674 303,135
Western New England
Bancorp, Inc. 3,323 29,708
5,765,987
Trading Companies & Distributors 3.1%
Boise Cascade Co. 47,141 3,274,885
Herc Holdings, Inc. 19,620 3,278,306
MRC Global, Inc. * 142,413 1,696,139
NOW, Inc. * 229,433 2,530,646
SiteOne Landscape Supply,
Inc. *(a) 8,514 1,376,629
Titan Machinery, Inc. * 7,458 210,763
Veritiv Corp. *(a) 4,751 634,686
13,002,054
Wireless Telecommunication Services 0.9%
Telephone & Data Systems,
Inc. 154,954 2,925,531
United States Cellular Corp. * 27,804 840,515
3,766,046
401,866,232
Total Common Stocks
(cost $349,236,349) 413,492,081
Preferred Stock 0.0%
†
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp.,
Series M-1*^∞ 19,276 0
Total Preferred Stock
(cost $100,042) 0
Corporate Bonds 0.0%
†
Principal
Amount ($)
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp., 9.00%,
12/2/14^∞(b) 42,256 0
Mode Media, Inc., 9.00%,
12/2/14^∞(b) 1,544 0
Total Corporate Bonds
(cost $43,259) 0

62 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
Rights 0.0%
†
Number of
Rights
Value ($)
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH
I, CVR*^∞(a) 4,756 0
Technology Hardware, Storage & Peripherals 0.0%
†
Quantum Corp., expiring
04/18/22*∞ 3,185 27
Total Rights
(cost $14,268) 27
Repurchase Agreements 1.9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $3,196,978,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$3,260,891.(c) 3,196,952 3,196,952
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase
price $5,000,046,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$5,100,000.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,196,952) 8,196,952
Total Investments
(cost $357,590,870)   — 99.4% 421,689,060
Other assets in excess of liabilities — 0.6% 2,445,958
NET ASSETS — 100.0%
$ 424,135,018
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $46,820,489, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,196,952 and by $40,108,973 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/12/2022 – 2/15/2052, a total value of
$48,305,925.
(b) Security in default.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $8,196,952.
ADR American Depositary Receipt
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Company Fund - March 31, 2022 (Unaudited) - Statement of Investments - 63
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

64 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,798,589 $ – $ – $ 2,798,589
Air Freight & Logistics 155,804 – – 155,804
Auto Components 6,891,706 – – 6,891,706
Banks 40,316,555 – – 40,316,555
Biotechnology 12,811,963 – – 12,811,963
Building Products 5,634,782 – – 5,634,782
Capital Markets 10,661,755 – – 10,661,755
Chemicals 10,215,490 – – 10,215,490
Commercial Services & Supplies 11,818,362 – – 11,818,362
Communications Equipment 7,770,308 – – 7,770,308
Construction & Engineering 5,980,314 – – 5,980,314
Consumer Finance 5,199,484 – – 5,199,484
Containers & Packaging 1,132,719 – – 1,132,719
Diversified Consumer Services 3,538,667 – – 3,538,667
Diversified Financial Services 30,293 – – 30,293
Diversified Telecommunication Services 714,380 – – 714,380
Electric Utilities 7,493,710 – – 7,493,710
Electrical Equipment 2,966,370 – – 2,966,370
Electronic Equipment, Instruments &
Components 5,978,263 – – 5,978,263
Energy Equipment & Services 4,985,651 – – 4,985,651
Equity Real Estate Investment Trusts
(REITs) 27,990,888 – – 27,990,888
Food & Staples Retailing 5,425,107 – – 5,425,107
Food Products 2,461,934 – – 2,461,934
Gas Utilities 5,081,635 – – 5,081,635
Health Care Equipment & Supplies 16,825,867 – – 16,825,867
Health Care Providers & Services 6,483,240 – – 6,483,240
Health Care Technology 10,037,015 – – 10,037,015
Hotels, Restaurants & Leisure 12,327,259 – – 12,327,259
Household Durables 2,044,646 – – 2,044,646
Insurance 23,889,651 – – 23,889,651
Interactive Media & Services 2,241,187 – – 2,241,187
IT Services 6,760,696 – – 6,760,696
Leisure Products 1,178,965 – – 1,178,965
Life Sciences Tools & Services 6,470,035 – – 6,470,035
Machinery 13,033,665 – – 13,033,665
Marine 492,146 – – 492,146
Media 728,687 – – 728,687
Metals & Mining 5,597,636 – – 5,597,636
Multiline Retail 767,595 – – 767,595
Oil, Gas & Consumable Fuels 23,568,870 – – 23,568,870
Paper & Forest Products 1,492,756 – – 1,492,756
Personal Products 2,159,627 – – 2,159,627
Pharmaceuticals 1,962,256 – – 1,962,256
Professional Services 5,692,181 – – 5,692,181
Real Estate Management & Development 5,583,592 – – 5,583,592
Road & Rail 7,543,590 – – 7,543,590
Semiconductors & Semiconductor
Equipment 11,943,001 – – 11,943,001
Software 15,847,618 – – 15,847,618
Specialty Retail 11,243,362 – – 11,243,362
Technology Hardware, Storage &
Peripherals 3,297,261 – – 3,297,261
Textiles, Apparel & Luxury Goods 2,217,129 – – 2,217,129
Thrifts & Mortgage Finance 5,765,987 – – 5,765,987
Trading Companies & Distributors 14,475,786 – – 14,475,786

NVIT Multi-Manager Small Company Fund - March 31, 2022 (Unaudited) - Statement of Investments - 65
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ 3,766,046 $ – $ – $ 3,766,046
Total Common Stocks $ 413,492,081 $ – $ – $ 413,492,081
Corporate Bonds – – – –
Preferred Stock – – – –
Repurchase Agreements – 8,196,952 – 8,196,952
Rights   – 27 – 27
Total $ 413,492,081 $ 8,196,979 $ – $ 421,689,060
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2022, the Fund held three common stock, two corporate bond, one Preferred Stock and one rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

66 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 85.0%
Shares Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)* 31,249 5,984,183
General Dynamics Corp. 13,149 3,171,276
Howmet Aerospace, Inc. 22,628 813,250
Huntington Ingalls Industries,
Inc. 2,357 470,080
L3Harris Technologies, Inc. 11,070 2,750,563
Lockheed Martin Corp. 13,656 6,027,758
Northrop Grumman Corp. 8,430 3,770,065
Raytheon Technologies Corp. 84,666 8,387,861
Textron, Inc. 11,910 885,866
TransDigm Group, Inc.* 2,956 1,925,952
34,186,854
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.
(a) 7,092 763,879
Expeditors International of
Washington, Inc. 9,306 960,007
FedEx Corp. 14,030 3,246,402
United Parcel Service, Inc.,
Class B 41,245 8,845,403
13,815,691
Airlines 0.2%
Alaska Air Group, Inc.* 8,016 465,008
American Airlines Group, Inc.* 37,844 690,653
Delta Air Lines, Inc.* 37,445 1,481,699
Southwest Airlines Co.* 33,013 1,511,995
United Airlines Holdings, Inc.* 18,906 876,482
5,025,837
Auto Components 0.1%
Aptiv plc* 15,233 1,823,542
BorgWarner, Inc. 14,060 546,934
2,370,476
Automobiles 2.3%
Ford Motor Co. 221,706 3,749,049
General Motors Co.* 81,837 3,579,550
Tesla, Inc.* 47,479 51,163,370
58,491,969
Banks 3.2%
Bank of America Corp. 403,101 16,615,823
Citigroup, Inc. 112,241 5,993,669
Citizens Financial Group, Inc.
(a) 24,944 1,130,712
Comerica, Inc. 6,935 627,132
Fifth Third Bancorp 38,457 1,655,189
First Republic Bank 10,312 1,671,575
Huntington Bancshares, Inc.
(a) 81,032 1,184,688
JPMorgan Chase & Co. 167,937 22,893,172
KeyCorp 52,378 1,172,220
M&T Bank Corp. 7,511 1,273,115
People's United Financial, Inc. 25,072 501,189
PNC Financial Services
Group, Inc. (The) 23,907 4,409,646
Regions Financial Corp. 52,969 1,179,090
Signature Bank 3,550 1,041,889
SVB Financial Group* 3,306 1,849,542
Truist Financial Corp. 75,509 4,281,360
US Bancorp 76,326 4,056,727
Common Stocks
Shares Value ($)
Banks
Wells Fargo & Co. 220,204 10,671,086
Zions Bancorp NA 8,142 533,790
82,741,614
Beverages 1.2%
Brown-Forman Corp., Class B 10,709 717,717
Coca-Cola Co. (The) 219,897 13,633,614
Constellation Brands, Inc.,
Class A 9,449 2,176,294
Molson Coors Beverage Co.,
Class B 11,020 588,248
Monster Beverage Corp.* 21,106 1,686,369
PepsiCo, Inc. 78,210 13,090,790
31,893,032
Biotechnology 1.7%
AbbVie, Inc. 100,001 16,211,162
Amgen, Inc. 31,861 7,704,627
Biogen, Inc.* 8,309 1,749,875
Gilead Sciences, Inc. 70,955 4,218,275
Incyte Corp.* 10,973 871,476
Moderna , Inc.* 19,953 3,437,104
Regeneron Pharmaceuticals,
Inc.* 5,980 4,176,552
Vertex Pharmaceuticals, Inc.* 14,382 3,753,270
42,122,341
Building Products 0.4%
A O Smith Corp. 7,812 499,109
Allegion plc 5,258 577,223
Carrier Global Corp. 48,931 2,244,465
Fortune Brands Home &
Security, Inc. 7,355 546,330
Johnson Controls International
plc 40,334 2,644,700
Masco Corp. 13,304 678,504
Trane Technologies plc 13,437 2,051,830
9,242,161
Capital Markets 2.5%
Ameriprise Financial, Inc. 6,371 1,913,594
Bank of New York Mellon
Corp. (The) 40,966 2,033,143
BlackRock, Inc. 8,078 6,172,965
Cboe Global Markets, Inc. 6,230 712,837
Charles Schwab Corp. (The) 85,040 7,169,722
CME Group, Inc. 20,329 4,835,456
FactSet Research Systems,
Inc. 2,055 892,178
Franklin Resources, Inc. 16,520 461,239
Goldman Sachs Group, Inc.
(The) 19,202 6,338,580
Intercontinental Exchange, Inc. 31,742 4,193,753
Invesco Ltd. 19,992 461,016
MarketAxess Holdings, Inc. 2,219 754,904
Moody's Corp. 9,188 3,100,123
Morgan Stanley 80,018 6,993,573
MSCI, Inc. 4,664 2,345,432
Nasdaq, Inc. 6,831 1,217,284
Northern Trust Corp. 11,587 1,349,306
Raymond James Financial,
Inc. 10,815 1,188,677

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2022 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 20,035 8,217,956
State Street Corp. 20,585 1,793,365
T. Rowe Price Group, Inc. 12,706 1,921,020
64,066,123
Chemicals 1.5%
Air Products & Chemicals, Inc. 12,522 3,129,373
Albemarle Corp. 6,513 1,440,350
Celanese Corp. 5,980 854,363
CF Industries Holdings, Inc. 11,938 1,230,330
Corteva , Inc. 41,074 2,360,933
Dow, Inc. 42,138 2,685,033
DuPont de Nemours, Inc. 29,507 2,171,125
Eastman Chemical Co. 7,259 813,444
Ecolab, Inc. 14,103 2,490,026
FMC Corp. 7,029 924,806
International Flavors &
Fragrances, Inc. 14,569 1,913,347
Linde plc 28,993 9,261,234
LyondellBasell Industries NV,
Class A 14,798 1,521,530
Mosaic Co. (The) 21,638 1,438,927
PPG Industries, Inc. 13,341 1,748,605
Sherwin-Williams Co. (The) 13,575 3,388,591
37,372,017
Commercial Services & Supplies 0.4%
Cintas Corp. 5,104 2,171,191
Copart , Inc.* 11,891 1,491,964
Republic Services, Inc. 11,772 1,559,790
Rollins, Inc. 12,648 443,312
Waste Management, Inc. 21,608 3,424,868
9,091,125
Communications Equipment 0.7%
Arista Networks, Inc.* 13,104 1,821,194
Cisco Systems, Inc. 238,572 13,302,775
F5, Inc.* 3,522 735,922
Juniper Networks, Inc. 19,017 706,672
Motorola Solutions, Inc. 9,512 2,303,806
18,870,369
Construction & Engineering 0.0%
†
Quanta Services, Inc. 8,130 1,069,989
Construction Materials 0.1%
Martin Marietta Materials, Inc. 3,640 1,401,000
Vulcan Materials Co. 7,396 1,358,645
2,759,645
Consumer Finance 0.5%
American Express Co. 34,909 6,527,983
Capital One Financial Corp. 23,309 3,060,239
Discover Financial Services 16,771 1,847,996
Synchrony Financial 28,481 991,424
12,427,642
Containers & Packaging 0.3%
Amcor plc 84,732 960,014
Avery Dennison Corp. 4,853 844,276
Ball Corp.(a) 18,145 1,633,050
International Paper Co. 21,090 973,304
Packaging Corp. of America 5,552 866,723
Sealed Air Corp. 8,772 587,373
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 15,608 734,044
6,598,784
Distributors 0.1%
Genuine Parts Co. 7,878 992,785
LKQ Corp. 15,792 717,115
Pool Corp. 2,339 989,046
2,698,946
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 104,082 36,731,579
Diversified Telecommunication Services 0.9%
AT&T, Inc. 403,934 9,544,960
Lumen Technologies, Inc. 50,807 572,595
Verizon Communications, Inc. 239,239 12,186,835
22,304,390
Electric Utilities 1.5%
Alliant Energy Corp. 14,619 913,395
American Electric Power Co.,
Inc. 28,489 2,842,348
Constellation Energy Corp. 18,487 1,039,894
Duke Energy Corp. 43,511 4,858,438
Edison International 21,282 1,491,868
Entergy Corp. 11,194 1,306,900
Evergy , Inc. 12,463 851,721
Eversource Energy 19,377 1,708,858
Exelon Corp. 55,461 2,641,607
FirstEnergy Corp. 33,396 1,531,541
NextEra Energy, Inc. 110,989 9,401,878
NRG Energy, Inc. 14,369 551,195
Pinnacle West Capital Corp. 6,602 515,616
PPL Corp. 41,966 1,198,549
Southern Co. (The) 60,444 4,382,794
Xcel Energy, Inc. 30,470 2,199,020
37,435,622
Electrical Equipment 0.4%
AMETEK, Inc. 13,055 1,738,665
Eaton Corp. plc 22,764 3,454,665
Emerson Electric Co. 34,023 3,335,955
Generac Holdings, Inc.* 3,495 1,038,924
Rockwell Automation, Inc.(a) 6,540 1,831,396
11,399,605
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 33,828 2,548,940
CDW Corp. 7,555 1,351,514
Corning, Inc. 42,512 1,569,118
IPG Photonics Corp.* 1,741 191,092
Keysight Technologies, Inc.* 10,338 1,633,094
TE Connectivity Ltd. 18,458 2,417,629
Teledyne Technologies, Inc.* 2,720 1,285,554
Trimble, Inc.* 13,779 994,017
Zebra Technologies Corp.,
Class A* 3,115 1,288,675
13,279,633
Energy Equipment & Services 0.3%
Baker Hughes Co. 51,693 1,882,142
Halliburton Co. 52,132 1,974,239

68 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 79,341 3,277,577
7,133,958
Entertainment 1.2%
Activision Blizzard, Inc. 44,058 3,529,486
Electronic Arts, Inc. 15,951 2,017,961
Live Nation Entertainment,
Inc.* 7,699 905,710
Netflix, Inc.* 25,056 9,385,727
Take-Two Interactive Software,
Inc.*(a) 6,413 985,935
Walt Disney Co. (The)* 103,548 14,202,644
31,027,463
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate
Equities, Inc. 8,113 1,632,741
American Tower Corp. 25,761 6,471,679
AvalonBay Communities, Inc. 7,905 1,963,365
Boston Properties, Inc. 8,324 1,072,131
Crown Castle International
Corp. 24,430 4,509,778
Digital Realty Trust, Inc. 16,053 2,276,315
Duke Realty Corp. 22,148 1,285,913
Equinix , Inc. 5,093 3,777,071
Equity Residential 19,237 1,729,791
Essex Property Trust, Inc. 3,807 1,315,242
Extra Space Storage, Inc. 7,520 1,546,112
Federal Realty Investment
Trust(a) 4,108 501,464
Healthpeak Properties, Inc. 29,651 1,017,919
Host Hotels & Resorts, Inc. 41,724 810,697
Iron Mountain, Inc.(a) 16,962 939,865
Kimco Realty Corp. 35,849 885,470
Mid-America Apartment
Communities, Inc.(a) 6,347 1,329,379
Prologis, Inc. 41,820 6,753,094
Public Storage 8,630 3,368,116
Realty Income Corp. 32,225 2,233,193
Regency Centers Corp. 8,942 637,922
SBA Communications Corp. 6,114 2,103,827
Simon Property Group, Inc. 18,588 2,445,437
UDR, Inc. 16,305 935,418
Ventas, Inc. 22,967 1,418,442
Vornado Realty Trust 9,863 446,991
Welltower , Inc. 24,650 2,369,851
Weyerhaeuser Co. 42,176 1,598,470
57,375,693
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 25,267 14,550,002
Kroger Co. (The) 38,278 2,196,009
Sysco Corp. 28,999 2,367,768
Walgreens Boots Alliance, Inc. 40,607 1,817,975
Walmart, Inc. 80,444 11,979,721
32,911,475
Food Products 0.8%
Archer-Daniels-Midland Co. 31,645 2,856,278
Campbell Soup Co.(a) 11,920 531,274
Conagra Brands, Inc.(a) 26,166 878,393
General Mills, Inc. 34,184 2,314,941
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 8,210 1,778,532
Hormel Foods Corp. 16,524 851,647
J M Smucker Co. (The) 6,329 857,010
Kellogg Co. 14,937 963,287
Kraft Heinz Co. (The) 39,272 1,546,924
Lamb Weston Holdings, Inc. 8,498 509,115
McCormick & Co., Inc.
(Non-Voting) 13,924 1,389,615
Mondelez International, Inc.,
Class A 78,907 4,953,781
Tyson Foods, Inc., Class A 16,528 1,481,405
20,912,202
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 7,667 916,130
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 100,024 11,838,841
ABIOMED, Inc.*(a) 2,650 877,786
Align Technology, Inc.* 4,106 1,790,216
Baxter International, Inc. 28,322 2,196,088
Becton Dickinson and Co. 16,222 4,315,052
Boston Scientific Corp.* 80,605 3,569,995
Cooper Cos., Inc. (The)(a) 2,884 1,204,330
DENTSPLY SIRONA, Inc. 12,777 628,884
DexCom , Inc.* 5,482 2,804,591
Edwards Lifesciences Corp.* 35,100 4,131,972
Hologic , Inc.* 14,806 1,137,397
IDEXX Laboratories, Inc.* 4,790 2,620,417
Intuitive Surgical, Inc.* 20,192 6,091,522
Medtronic plc 76,126 8,446,180
ResMed , Inc. 8,237 1,997,555
STERIS plc 5,550 1,341,823
Stryker Corp. 18,976 5,073,234
Teleflex, Inc. 2,553 905,881
Zimmer Biomet Holdings, Inc. 11,663 1,491,698
62,463,462
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. 8,338 1,289,972
Anthem, Inc. 13,729 6,743,959
Cardinal Health, Inc. 15,300 867,510
Centene Corp.* 32,959 2,774,818
Cigna Corp. 18,309 4,387,020
CVS Health Corp. 74,670 7,557,351
DaVita, Inc.* 3,244 366,929
HCA Healthcare, Inc. 13,547 3,395,149
Henry Schein, Inc.* 8,170 712,342
Humana, Inc. 7,271 3,164,121
Laboratory Corp. of America
Holdings* 5,409 1,426,137
McKesson Corp. 8,669 2,653,841
Molina Healthcare, Inc.* 3,372 1,124,866
Quest Diagnostics, Inc. 6,434 880,557
UnitedHealth Group, Inc. 53,556 27,311,953
Universal Health Services,
Inc., Class B 4,442 643,868
65,300,393
Health Care Technology 0.1%
Cerner Corp. 16,594 1,552,535

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2022 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.* 2,323 5,455,449
Caesars Entertainment, Inc.* 11,665 902,404
Carnival Corp.*(a) 46,761 945,508
Chipotle Mexican Grill, Inc.* 1,591 2,517,010
Darden Restaurants, Inc. 7,151 950,726
Domino's Pizza, Inc. 1,969 801,403
Expedia Group, Inc.* 8,666 1,695,676
Hilton Worldwide Holdings,
Inc.* 15,766 2,392,333
Las Vegas Sands Corp.*(a) 20,094 781,054
Marriott International, Inc.,
Class A* 15,475 2,719,731
McDonald's Corp. 42,268 10,452,031
MGM Resorts International 21,265 891,854
Norwegian Cruise Line
Holdings Ltd.* 21,647 473,636
Penn National Gaming, Inc.* 9,710 411,898
Royal Caribbean Cruises Ltd.* 13,089 1,096,597
Starbucks Corp. 65,160 5,927,605
Wynn Resorts Ltd.* 6,157 490,959
Yum! Brands, Inc. 16,536 1,960,012
40,865,886
Household Durables 0.3%
DR Horton, Inc. 18,325 1,365,396
Garmin Ltd. 8,870 1,052,071
Lennar Corp., Class A 15,113 1,226,722
Mohawk Industries, Inc.* 3,271 406,258
Newell Brands, Inc. 22,165 474,553
NVR, Inc.* 180 804,108
PulteGroup, Inc. 13,879 581,530
Whirlpool Corp. 3,235 558,943
6,469,581
Household Products 1.1%
Church & Dwight Co., Inc. 13,514 1,343,021
Clorox Co. (The) 6,741 937,201
Colgate-Palmolive Co. 48,267 3,660,087
Kimberly-Clark Corp. 19,047 2,345,829
Procter & Gamble Co. (The) 136,205 20,812,124
29,098,262
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 39,030 1,004,242
Industrial Conglomerates 0.8%
3M Co. 32,596 4,852,892
General Electric Co. 62,117 5,683,706
Honeywell International, Inc. 38,941 7,577,140
Roper Technologies, Inc. 5,967 2,817,796
20,931,534
Insurance 1.8%
Aflac, Inc. 34,688 2,233,560
Allstate Corp. (The) 15,723 2,177,793
American International Group,
Inc. 46,811 2,938,326
Aon plc, Class A(a) 12,131 3,950,218
Arthur J Gallagher & Co. 11,700 2,042,820
Assurant, Inc. 3,086 561,127
Brown & Brown, Inc.(a) 13,694 989,665
Chubb Ltd. 24,365 5,211,674
Common Stocks
Shares Value ($)
Insurance
Cincinnati Financial Corp. 8,754 1,190,194
Everest Re Group Ltd. 2,330 702,215
Globe Life, Inc. 5,493 552,596
Hartford Financial Services
Group, Inc. (The) 19,063 1,368,914
Lincoln National Corp. 9,086 593,861
Loews Corp. 10,873 704,788
Marsh & McLennan Cos., Inc. 28,560 4,867,195
MetLife, Inc. 40,200 2,825,256
Principal Financial Group, Inc. 13,650 1,002,047
Progressive Corp. (The) 32,803 3,739,214
Prudential Financial, Inc. 21,202 2,505,440
Travelers Cos., Inc. (The) 13,434 2,454,795
W R Berkley Corp. 11,292 751,934
Willis Towers Watson plc 7,137 1,685,902
45,049,534
Interactive Media & Services 4.9%
Alphabet, Inc., Class A* 17,071 47,480,426
Alphabet, Inc., Class C* 15,775 44,059,417
Match Group, Inc.* 16,139 1,754,955
Meta Platforms, Inc., Class A* 130,973 29,123,156
Twitter, Inc.* 44,755 1,731,571
124,149,525
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.* 24,825 80,928,259
eBay, Inc. 34,929 2,000,034
Etsy, Inc.* 7,383 917,559
83,845,852
IT Services 3.6%
Accenture plc, Class A 35,729 12,048,891
Akamai Technologies, Inc.* 9,509 1,135,279
Automatic Data Processing,
Inc. 23,836 5,423,643
Broadridge Financial
Solutions, Inc. 6,382 993,741
Cognizant Technology
Solutions Corp., Class A 29,711 2,664,185
DXC Technology Co.* 14,787 482,500
EPAM Systems, Inc.* 3,134 929,576
Fidelity National Information
Services, Inc. 34,432 3,457,661
Fiserv, Inc.* 33,612 3,408,257
FleetCor Technologies, Inc.* 4,464 1,111,804
Gartner, Inc.* 4,564 1,357,607
Global Payments, Inc. 15,781 2,159,472
International Business
Machines Corp.(a) 50,728 6,595,655
Jack Henry & Associates, Inc. 4,342 855,591
Mastercard , Inc., Class A 49,070 17,536,637
Paychex, Inc. 18,153 2,477,340
PayPal Holdings, Inc.* 66,460 7,686,099
VeriSign, Inc.* 5,386 1,198,170
Visa, Inc., Class A(a) 94,186 20,887,629
92,409,737
Leisure Products 0.0%
†
Hasbro, Inc. 7,562 619,479
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc. 17,124 2,266,019

70 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 1,259 709,107
Bio- Techne Corp. 2,270 983,001
Charles River Laboratories
International, Inc.* 2,951 837,995
Danaher Corp. 35,974 10,552,253
Illumina, Inc.* 8,919 3,116,299
IQVIA Holdings, Inc.* 10,806 2,498,455
Mettler -Toledo International,
Inc.* 1,300 1,785,147
PerkinElmer, Inc. 7,388 1,288,910
Thermo Fisher Scientific, Inc. 22,289 13,164,998
Waters Corp.* 3,582 1,111,817
West Pharmaceutical
Services, Inc. 4,150 1,704,447
40,018,448
Machinery 1.3%
Caterpillar, Inc. 30,599 6,818,069
Cummins, Inc. 8,018 1,644,572
Deere & Co. 15,960 6,630,742
Dover Corp. 8,018 1,258,024
Fortive Corp. 20,972 1,277,824
IDEX Corp. 4,451 853,390
Illinois Tool Works, Inc. 16,048 3,360,451
Ingersoll Rand, Inc. 23,653 1,190,929
Nordson Corp. 3,105 705,083
Otis Worldwide Corp. 23,901 1,839,182
PACCAR, Inc. 20,257 1,784,034
Parker-Hannifin Corp. 7,303 2,072,299
Pentair plc 9,695 525,566
Snap-on, Inc.(a) 3,155 648,290
Stanley Black & Decker, Inc. 9,103 1,272,508
Westinghouse Air Brake
Technologies Corp. 10,377 997,956
Xylem, Inc. 10,518 896,765
33,775,684
Media 0.8%
Charter Communications, Inc.,
Class A*(a) 6,756 3,685,533
Comcast Corp., Class A 255,666 11,970,282
Discovery, Inc., Class A*(a) 8,332 207,634
Discovery, Inc., Class C*(a) 17,787 444,141
DISH Network Corp., Class
A*(a) 14,567 461,046
Fox Corp., Class A 18,905 745,802
Fox Corp., Class B 7,090 257,225
Interpublic Group of Cos., Inc.
(The) 23,062 817,548
News Corp., Class A 22,880 506,792
News Corp., Class B 5,435 122,396
Omnicom Group, Inc. 11,762 998,359
Paramount Global, Class B(a) 35,368 1,337,264
21,554,022
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 83,065 4,131,653
Newmont Corp. 45,372 3,604,806
Nucor Corp. 15,437 2,294,710
10,031,169
Common Stocks
Shares Value ($)
Multiline Retail 0.4%
Dollar General Corp.(a) 13,112 2,919,124
Dollar Tree, Inc.* 12,864 2,060,170
Target Corp. 27,132 5,757,953
10,737,247
Multi-Utilities 0.7%
Ameren Corp. 14,343 1,344,800
CenterPoint Energy, Inc. 34,731 1,064,158
CMS Energy Corp. 16,963 1,186,392
Consolidated Edison, Inc. 19,983 1,891,990
Dominion Energy, Inc. 46,154 3,921,705
DTE Energy Co. 10,850 1,434,478
NiSource, Inc. 23,022 732,100
Public Service Enterprise
Group, Inc. 28,229 1,976,030
Sempra Energy 18,063 3,036,752
WEC Energy Group, Inc. 17,742 1,770,829
18,359,234
Oil, Gas & Consumable Fuels 3.0%
APA Corp. 19,367 800,438
Chevron Corp. 109,040 17,754,983
ConocoPhillips 73,532 7,353,200
Coterra Energy, Inc. 47,583 1,283,313
Devon Energy Corp. 35,614 2,105,856
Diamondback Energy, Inc. 9,937 1,362,164
EOG Resources, Inc. 33,299 3,970,240
Exxon Mobil Corp. 239,474 19,778,158
Hess Corp. 15,496 1,658,692
Kinder Morgan, Inc. 110,302 2,085,811
Marathon Oil Corp. 43,451 1,091,055
Marathon Petroleum Corp. 32,957 2,817,823
Occidental Petroleum Corp.(a) 50,189 2,847,724
ONEOK, Inc. 25,154 1,776,627
Phillips 66 26,910 2,324,755
Pioneer Natural Resources
Co. 12,843 3,211,135
Valero Energy Corp. 23,126 2,348,214
Williams Cos., Inc. (The)(a) 68,729 2,296,236
76,866,424
Personal Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 13,049 3,553,504
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co. 124,090 9,062,293
Catalent , Inc.* 10,406 1,154,025
Eli Lilly & Co. 44,911 12,861,163
Johnson & Johnson 150,040 26,591,589
Merck & Co., Inc. 142,881 11,723,386
Organon & Co. 14,879 519,724
Pfizer, Inc. 317,494 16,436,664
Viatris , Inc. 70,625 768,400
Zoetis, Inc. 26,763 5,047,234
84,164,478
Professional Services 0.3%
Equifax, Inc. 6,853 1,624,846
Jacobs Engineering Group,
Inc. 7,610 1,048,734
Leidos Holdings, Inc. 7,672 828,730
Nielsen Holdings plc 21,075 574,083

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2022 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 6,544 747,194
Verisk Analytics, Inc. 9,083 1,949,484
6,773,071
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 18,745 1,715,542
Road & Rail 0.8%
CSX Corp. 125,461 4,698,514
JB Hunt Transport Services,
Inc. 4,606 924,839
Norfolk Southern Corp. 13,765 3,926,053
Old Dominion Freight Line, Inc. 5,270 1,574,044
Union Pacific Corp. 35,972 9,827,910
20,951,360
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.* 92,474 10,111,107
Analog Devices, Inc. 29,722 4,909,480
Applied Materials, Inc. 50,254 6,623,477
Broadcom, Inc. 23,484 14,787,405
Enphase Energy, Inc.* 7,853 1,584,578
Intel Corp. 230,052 11,401,377
KLA Corp. 8,497 3,110,412
Lam Research Corp. 7,964 4,281,526
Microchip Technology, Inc. 31,098 2,336,704
Micron Technology, Inc. 63,275 4,928,490
Monolithic Power Systems,
Inc. 2,518 1,222,942
NVIDIA Corp. 141,899 38,718,561
NXP Semiconductors NV 15,043 2,784,158
Qorvo , Inc.* 6,016 746,586
QUALCOMM, Inc. 64,067 9,790,719
Skyworks Solutions, Inc. 9,177 1,223,111
SolarEdge Technologies, Inc.* 2,886 930,360
Teradyne, Inc.(a) 9,033 1,067,972
Texas Instruments, Inc. 52,240 9,584,995
130,143,960
Software 7.6%
Adobe, Inc.* 26,672 12,152,297
ANSYS, Inc.* 4,892 1,553,944
Autodesk, Inc.* 12,479 2,674,874
Cadence Design Systems,
Inc.* 15,677 2,578,239
Ceridian HCM Holding, Inc.*(a) 7,900 540,044
Citrix Systems, Inc. 7,265 733,038
Fortinet, Inc.* 7,676 2,623,196
Intuit, Inc. 16,017 7,701,614
Microsoft Corp. 425,906 131,311,079
NortonLifeLock , Inc.(a) 33,962 900,672
Oracle Corp. 89,722 7,422,701
Paycom Software, Inc.* 2,616 906,130
PTC, Inc.* 6,173 664,956
salesforce.com, Inc.* 55,922 11,873,359
ServiceNow , Inc.* 11,257 6,268,911
Synopsys, Inc.* 8,626 2,874,787
Tyler Technologies, Inc.* 2,383 1,060,173
193,840,014
Specialty Retail 1.7%
Advance Auto Parts, Inc. 3,456 715,254
AutoZone, Inc.* 1,156 2,363,535
Common Stocks
Shares Value ($)
Specialty Retail
Bath & Body Works, Inc.(a) 15,500 740,900
Best Buy Co., Inc. 12,298 1,117,888
CarMax, Inc.* 8,905 859,154
Home Depot, Inc. (The) 59,268 17,740,690
Lowe's Cos., Inc. 38,270 7,737,811
O'Reilly Automotive, Inc.* 3,792 2,597,368
Ross Stores, Inc. 19,936 1,803,411
TJX Cos., Inc. (The) 68,022 4,120,773
Tractor Supply Co. 6,271 1,463,463
Ulta Beauty, Inc.* 3,032 1,207,403
42,467,650
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. 879,680 153,600,925
Hewlett Packard Enterprise
Co. 72,669 1,214,299
HP, Inc.(a) 61,553 2,234,374
NetApp, Inc. 13,077 1,085,391
Seagate Technology Holdings
plc 11,991 1,077,991
Western Digital Corp.* 17,895 888,486
160,101,466
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B 72,280 9,725,997
PVH Corp. 4,178 320,077
Ralph Lauren Corp.(a) 2,288 259,551
Tapestry, Inc. 16,297 605,433
Under Armour , Inc., Class
A*(a) 9,583 163,103
Under Armour , Inc., Class C* 10,369 161,341
VF Corp. 19,025 1,081,761
12,317,263
Tobacco 0.5%
Altria Group, Inc. 103,910 5,429,298
Philip Morris International, Inc. 88,063 8,272,638
13,701,936
Trading Companies & Distributors 0.2%
Fastenal Co. 32,409 1,925,095
United Rentals, Inc.*(a) 4,223 1,500,052
WW Grainger, Inc. 2,383 1,229,127
4,654,274
Water Utilities 0.1%
American Water Works Co.,
Inc. 10,219 1,691,551
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 33,207 4,262,118
Total Common Stocks
(cost $1,463,962,563) 2,171,712,802

72 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options 2.8%
Number of
Contracts Value ($)
Call Options 2.8%
Future Equity Index Options: 2.8%
S&P 500 E-Mini Index
4/14/2022 at USD 3,800.00,
European Style
Notional Amount: USD
135,006,218
Exchange Traded 596 21,835,950
S&P 500 E-Mini Index
5/20/2022 at USD 3,800.00,
European Style
Notional Amount: USD
135,912,300
Exchange Traded 600 22,327,500
S&P 500 E-Mini Index
6/17/2022 at USD 3,600.00,
American Style
Notional Amount: USD
135,006,218
Exchange Traded 596 28,295,100
Total Purchased Options
(cost $79,133,665) 72,458,550
Short-Term Investment 6.9%
Shares
U.S. Treasury Obligation 6.9%
U.S. Treasury Bills, 0.36%,
6/16/2022 175,000,000 174,846,681
Total Short-Term Investment
(cost $174,867,185) 174,846,681
Repurchase Agreement 0.0%
†
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $528,821,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$539,392.(b) 528,816 528,816
Total Repurchase Agreement
(cost $528,816) 528,816
Total Investments
(cost $1,718,492,229) — 94.7% 2,419,546,849
Other assets in excess of liabilities — 5.3% 134,779,730
NET ASSETS — 100.0%
$ 2,554,326,579
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $56,212,705, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $528,816 and by $57,870,115 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/14/2022 – 2/15/2052, a total value of
$58,398,931.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $528,816.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2022 (Unaudited) - Statement of Investments - 73
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1,714 6/2022 USD 388,285,275 28,699,517
U.S. Treasury Long Bond 1,821 6/2022 USD 273,263,813 (7,045,627)
Net contracts 21,653,890
Currency:
USD United States Dollar

74 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2022 (Unaudited) - Statement of Investments - 75
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,171,712,802 $ – $ – $ 2,171,712,802
Futures Contracts 28,699,517 – – 28,699,517
Purchased Option 72,458,550 – – 72,458,550
Repurchase Agreement – 528,816 – 528,816
Short-Term Investment – 174,846,681 – 174,846,681
Total Assets $ 2,272,870,869 $ 175,375,497 $ – $ 2,448,246,366
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (7,045,627) $ – $ – $ (7,045,627)
Total Liabilities $ (7,045,627) $ – $ – $ (7,045,627)
Total $ 2,265,825,242 $ 175,375,497 $ – $ 2,441,200,739
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

76 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2022 (Unaudited) - Statement of Investments - 77
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 72,458,550
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 28,699,517
Total $ 101,158,067
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (7,045,627)
Total $ (7,045,627)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

78 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Real Estate Fund
Common Stocks 98.6%
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 89.2%
Acadia Realty Trust 116,741 2,529,778
Alexandria Real Estate
Equities, Inc. 31,631 6,365,739
American Tower Corp. 41,815 10,504,764
AvalonBay Communities, Inc. 73,183 18,176,462
Brixmor Property Group, Inc. 359,203 9,271,029
Camden Property Trust 61,519 10,224,458
Douglas Emmett, Inc. 167,828 5,608,812
Equinix , Inc. 10,102 7,491,845
Extra Space Storage, Inc. 61,349 12,613,354
First Industrial Realty Trust,
Inc. 79,040 4,893,366
Independence Realty Trust,
Inc. 248,181 6,561,906
Innovative Industrial
Properties, Inc. 8,075 1,658,605
Kimco Realty Corp. 383,062 9,461,631
Life Storage, Inc. 78,459 11,017,997
LTC Properties, Inc. 50,706 1,950,660
Phillips Edison & Co., Inc. 156,260 5,373,781
Prologis, Inc. 218,780 35,328,594
Public Storage 26,964 10,523,510
Rexford Industrial Realty, Inc. 143,776 10,724,252
Ryman Hospitality Properties,
Inc.* 61,258 5,682,905
SBA Communications Corp. 14,745 5,073,755
Simon Property Group, Inc. 57,248 7,531,547
SL Green Realty Corp. 123,872 10,055,929
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Spirit Realty Capital, Inc. 77,096 3,547,958
Sun Communities, Inc. 58,160 10,194,866
UDR, Inc. 230,499 13,223,728
Ventas, Inc. 117,133 7,234,134
Veris Residential, Inc.* 161,559 2,809,511
VICI Properties, Inc. 216,837 6,171,181
Welltower , Inc. 186,588 17,938,570
269,744,627
Health Care Providers & Services 1.1%
HCA Healthcare, Inc. 13,198 3,307,683
Hotels, Restaurants & Leisure 2.7%
Hilton Grand Vacations, Inc.* 64,240 3,341,122
Hyatt Hotels Corp., Class A* 16,484 1,573,398
Playa Hotels & Resorts NV* 379,838 3,285,599
8,200,119
Real Estate Management & Development 5.6%
CBRE Group, Inc., Class A* 53,347 4,882,318
Colliers International Group,
Inc. 38,596 5,032,918
Tricon Residential, Inc. 432,669 6,876,881
16,792,117
Total Investments
(cost $205,948,347) — 98.6% 298,044,546
Other assets in excess of liabilities — 1.4% 4,376,690
NET ASSETS — 100.0%
$ 302,421,236
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT Real Estate Fund - March 31, 2022 (Unaudited) - Statement of Investments - 79
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 298,044,546 $ – $ – $ 298,044,546
Total $ 298,044,546 $ – $ – $ 298,044,546
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

80 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 89.1%
Shares Value ($)
Aerospace & Defense 4.6%
Howmet Aerospace, Inc. 235,678 8,470,267
L3Harris Technologies, Inc. 27,885 6,928,586
Northrop Grumman Corp. 10,392 4,647,510
Raytheon Technologies Corp. 84,698 8,391,031
28,437,394
Automobiles 0.9%
General Motors Co.* 123,489 5,401,409
Banks 5.9%
Bank of America Corp. 190,965 7,871,577
Comerica, Inc. 107,913 9,758,573
JPMorgan Chase & Co. 79,434 10,828,443
US Bancorp 148,528 7,894,263
36,352,856
Beverages 0.7%
PepsiCo, Inc. 25,105 4,202,075
Biotechnology 2.2%
AbbVie, Inc. 85,670 13,887,964
Building Products 0.7%
Armstrong World Industries,
Inc. 47,981 4,318,770
Capital Markets 6.0%
Ameriprise Financial, Inc. 36,378 10,926,496
Charles Schwab Corp. (The) 46,607 3,929,436
CME Group, Inc. 23,267 5,534,289
Morgan Stanley 149,979 13,108,165
State Street Corp. 46,605 4,060,227
37,558,613
Chemicals 1.3%
CF Industries Holdings, Inc. 80,971 8,344,871
Communications Equipment 2.5%
Cisco Systems, Inc. 280,810 15,657,966
Construction & Engineering 1.0%
Quanta Services, Inc.(a) 48,345 6,362,685
Diversified Financial Services 5.4%
Berkshire Hathaway, Inc.,
Class B* 65,126 22,983,617
Equitable Holdings, Inc. 90,050 2,783,445
Voya Financial, Inc.(a) 120,789 8,014,350
33,781,412
Electric Utilities 3.3%
Constellation Energy Corp. 124,851 7,022,869
Exelon Corp. 285,546 13,600,556
20,623,425
Electrical Equipment 2.2%
Eaton Corp. plc 41,025 6,225,954
Hubbell, Inc. 39,246 7,212,237
13,438,191
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc. 118,214 4,363,279
Energy Equipment & Services 0.7%
Halliburton Co. 114,403 4,332,442
Equity Real Estate Investment Trusts (REITs) 0.7%
Weyerhaeuser Co. 107,766 4,084,331
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 3.6%
Becton Dickinson and Co. 36,900 9,815,400
Medtronic plc 110,964 12,311,456
22,126,856
Health Care Providers & Services 5.8%
CVS Health Corp. 73,980 7,487,516
Laboratory Corp. of America
Holdings* 14,668 3,867,365
McKesson Corp. 34,735 10,633,426
UnitedHealth Group, Inc. 27,553 14,051,203
36,039,510
Hotels, Restaurants & Leisure 1.6%
International Game
Technology plc(a) 393,190 9,703,929
Household Durables 0.2%
Newell Brands, Inc. 65,343 1,398,994
Independent Power and Renewable Electricity Producers
3.8%
AES Corp. (The)(a) 237,972 6,123,020
Clearway Energy, Inc., Class
C(a) 168,889 6,166,137
NextEra Energy Partners
LP(a) 72,374 6,033,097
Vistra Corp.(a) 214,314 4,982,800
23,305,054
Insurance 8.6%
Aon plc, Class A 27,113 8,828,806
Assurant, Inc. 83,642 15,208,625
Chubb Ltd. 56,331 12,049,201
Hartford Financial Services
Group, Inc. (The) 56,044 4,024,519
MetLife, Inc. 187,288 13,162,601
53,273,752
Interactive Media & Services 1.9%
Alphabet, Inc., Class A* 4,323 12,023,776
Life Sciences Tools & Services 1.2%
Danaher Corp. 25,314 7,425,356
Machinery 1.0%
Ingersoll Rand, Inc.(a) 127,244 6,406,735
Media 1.0%
Comcast Corp., Class A 132,795 6,217,462
Metals & Mining 1.1%
Freeport-McMoRan, Inc. 141,305 7,028,511
Oil, Gas & Consumable Fuels 8.9%
ConocoPhillips 77,897 7,789,700
Devon Energy Corp. 86,943 5,140,940
EQT Corp. 169,165 5,820,968
Exxon Mobil Corp. 121,223 10,011,808
Hess Corp. 57,785 6,185,306
Marathon Petroleum Corp. 158,351 13,539,010
Valero Energy Corp. 65,545 6,655,439
55,143,171
Pharmaceuticals 3.8%
Eli Lilly & Co. 34,089 9,762,067
Merck & Co., Inc. 102,568 8,415,704

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Pharmaceuticals
Organon & Co. 154,313 5,390,153
23,567,924
Road & Rail 1.3%
Norfolk Southern Corp. 28,194 8,041,493
Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc. 33,846 4,460,903
QUALCOMM, Inc. 52,013 7,948,626
12,409,529
Software 1.5%
Dolby Laboratories, Inc., Class
A 66,251 5,182,153
SS&C Technologies Holdings,
Inc. 57,083 4,282,367
9,464,520
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise
Co. 513,213 8,575,789
Tobacco 0.7%
British American Tobacco plc,
ADR-UK 96,616 4,073,331
Wireless Telecommunication Services 0.9%
Vodafone Group plc, ADR-UK 322,460 5,359,285
Total Common Stocks
(cost $408,002,119) 552,732,660
Purchased Options 2.7%
Number of
Contracts
Call Options 2.7%
Future Equity Index Options: 2.7%
S&P 500 E-Mini Index
4/14/2022 at USD 3,800.00,
European Style
Notional Amount: USD
31,033,309
Exchange Traded
*
137 5,019,337
S&P 500 E-Mini Index
5/20/2022 at USD 3,800.00,
European Style
Notional Amount: USD
31,033,309
Exchange Traded
*
137 5,098,113
S&P 500 E-Mini Index
6/17/2022 at USD 3,600.00,
American Style
Notional Amount: USD
31,033,309
Exchange Traded
*
137 6,504,075
Total Purchased Options
(cost $18,068,954) 16,621,525
Short-Term Investment 0.8%
Shares Value ($)
U.S. Treasury Obligation 0.8%
U.S. Treasury Bills, 0.36%,
6/16/2022 5,000,000 4,995,619
Total Short-Term Investment
(cost $4,996,205) 4,995,619
Repurchase Agreements 1.9%
Principal
Amount ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $4,000,034,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $4,080,000.
(b) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,980,432,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$2,020,024.(b) 1,980,416 1,980,416
MetLife, Inc.,
0.31%, dated 3/31/2022,
due 4/1/2022, repurchase
price $4,000,035,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $4,081,668.(b) 4,000,000 4,000,000
Pershing LLC,
0.33%, dated 3/31/2022,
due 4/1/2022, repurchase
price $2,000,019,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $11,980,416) 11,980,416
Total Investments
(cost $443,047,694) — 94.5% 586,330,220
Other assets in excess of liabilities — 5.5% 34,122,001
NET ASSETS — 100.0%
$ 620,452,221

82 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $30,606,351, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,980,416 and by $19,665,665 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/14/2022 – 2/15/2052, a total value of
$31,646,081.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $11,980,416.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 752 6/2022 USD 61,336,880 3,044,194
U.S. Treasury Long Bond 432 6/2022 USD 64,827,000 (1,671,450)
Total long contracts 1,372,744
Short Contracts
S&P 500 E-Mini Index (12) 6/2022 USD (2,718,450) (202,583)
Total short contracts (202,583)
Net contracts 1,170,161
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 83
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

84 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 552,732,660 $ – $ – $ 552,732,660
Futures Contracts 3,044,194 – – 3,044,194
Purchased Option 16,621,525 – – 16,621,525
Repurchase Agreements – 11,980,416 – 11,980,416
Short-Term Investment – 4,995,619 – 4,995,619
Total Assets $ 572,398,379 $ 16,976,035 $ – $ 589,374,414
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,874,033) $ – $ – $ (1,874,033)
Total Liabilities $ (1,874,033) $ – $ – $ (1,874,033)
Total $ 570,524,346 $ 16,976,035 $ – $ 587,500,381
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2022 (Unaudited) - Statement of Investments - 85
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

86 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 16,621,525
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 3,044,194
Total $ 19,665,719
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (202,583)
Interest rate risk Unrealized depreciation from futures contracts (1,671,450)
Total $ (1,874,033)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Sustainable U.S. Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 87
Common Stocks 99.5%
Shares Value ($)
Banks 7.8%
Citigroup, Inc. 45,612 2,435,681
First Horizon Corp. 105,522 2,478,712
First Republic Bank 12,532 2,031,437
JPMorgan Chase & Co. 18,933 2,580,946
9,526,776
Beverages 3.0%
PepsiCo, Inc. 22,271 3,727,720
Building Products 2.2%
Trane Technologies plc 17,449 2,664,462
Capital Markets 2.4%
Goldman Sachs Group, Inc.
(The) 9,009 2,973,871
Chemicals 4.4%
Albemarle Corp. 14,843 3,282,530
Ecolab, Inc. 11,740 2,072,814
5,355,344
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc. 24,780 1,262,293
Electric Utilities 3.0%
Eversource Energy 25,669 2,263,749
NextEra Energy, Inc. 16,513 1,398,816
3,662,565
Electronic Equipment, Instruments & Components 2.2%
TE Connectivity Ltd. 20,324 2,662,038
Food & Staples Retailing 3.4%
Costco Wholesale Corp. 7,124 4,102,355
Health Care Equipment & Supplies 10.9%
Abbott Laboratories 31,282 3,702,537
Cooper Cos., Inc. (The) 8,281 3,458,063
Edwards Lifesciences Corp.* 21,912 2,579,481
Medtronic plc 31,914 3,540,858
13,280,939
Interactive Media & Services 4.8%
Alphabet, Inc., Class A* 2,130 5,924,276
Internet & Direct Marketing Retail 8.7%
Amazon.com, Inc.* 2,277 7,422,906
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
eBay, Inc. 55,810 3,195,681
10,618,587
IT Services 8.4%
Accenture plc, Class A 15,047 5,074,300
Fidelity National Information
Services, Inc. 17,288 1,736,061
Mastercard , Inc., Class A 9,558 3,415,838
10,226,199
Machinery 2.3%
Ingersoll Rand, Inc. 54,876 2,763,007
Multi-Utilities 1.8%
CMS Energy Corp. 31,305 2,189,472
Pharmaceuticals 1.7%
Merck & Co., Inc. 26,166 2,146,920
Road & Rail 2.0%
Norfolk Southern Corp. 8,679 2,475,424
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc. 10,490 1,382,582
QUALCOMM, Inc. 13,215 2,019,517
SolarEdge Technologies, Inc.* 4,052 1,306,243
Texas Instruments, Inc. 16,152 2,963,569
7,671,911
Software 12.9%
Intuit, Inc. 6,835 3,286,541
Microsoft Corp. 29,309 9,036,258
salesforce.com, Inc.* 16,305 3,461,878
15,784,677
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc. 52,208 9,116,039
Textiles, Apparel & Luxury Goods 2.8%
NIKE, Inc., Class B 25,697 3,457,788
Total Investments
(cost $82,038,754) — 99.5% 121,592,663
Other assets in excess of liabilities — 0.5% 582,835
NET ASSETS — 100.0%
$ 122,175,498
* Denotes a non-income producing security.

88 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Sustainable U.S. Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
.

NVIT BNY Mellon Sustainable U.S. Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 89
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 121,592,663 $ – $ – $ 121,592,663
Total $ 121,592,663 $ – $ – $ 121,592,663
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

90 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks 97.3%
Shares Value ($)
BRAZIL 2.6%
Internet & Direct Marketing Retail 2.1%
MercadoLibre , Inc. * 9,726 11,568,882
IT Services 0.5%
StoneCo Ltd.
, Class A
* 224,730 2,629,341
14,198,223
CANADA 0.9%
Software 0.9%
Lightspeed Commerce, Inc.
*(a) 156,902 4,780,804
DENMARK 0.7%
Biotechnology 0.7%
Ascendis Pharma A/S, ADR
*(a) 33,729 3,958,435
INDIA 1.9%
IT Services 1.9%
WNS Holdings Ltd., ADR * 121,892 10,420,547
ISRAEL 1.5%
Internet & Direct Marketing Retail 1.5%
Global-e Online Ltd. *(a) 253,000 8,546,340
SWITZERLAND 1.4%
Biotechnology 0.4%
CRISPR Therapeutics AG *(a) 35,308 2,216,283
Textiles, Apparel & Luxury Goods 1.0%
On Holding AG
, Class A
*(a) 213,600 5,391,264
7,607,547
UNITED STATES 88.3%
Aerospace & Defense 2.1%
Axon Enterprise, Inc. * 83,900 11,555,547
Banks 1.2%
Silvergate Capital Corp.
, Class
A
*(a) 44,800 6,745,536
Biotechnology 1.8%
Mirati Therapeutics, Inc. * 32,614 2,681,523
ORIC Pharmaceuticals, Inc. * 124,094 662,662
Sarepta Therapeutics, Inc. * 28,800 2,249,856
Turning Point Therapeutics,
Inc. * 68,673 1,843,870
Zentalis Pharmaceuticals,
Inc. *(a) 49,500 2,283,930
9,721,841
Building Products 2.6%
Advanced Drainage Systems,
Inc. 77,800 9,243,418
Trex Co., Inc. * 78,379 5,120,500
14,363,918
Capital Markets 1.3%
MarketAxess Holdings, Inc. 21,600 7,348,320
Commercial Services & Supplies 2.2%
Casella Waste Systems, Inc.
,
Class A
* 138,010 12,096,577
Diversified Consumer Services 1.2%
Mister Car Wash, Inc. *(a) 435,064 6,434,597
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment 2.0%
Generac Holdings, Inc. * 36,870 10,959,976
Electronic Equipment, Instruments & Components 6.6%
Cognex Corp. (a) 132,300 10,206,945
Novanta , Inc. * 72,339 10,293,116
Teledyne Technologies, Inc. * 34,789 16,442,325
36,942,386
Entertainment 1.9%
Roku, Inc. * 23,900 2,993,953
Warner Music Group Corp.
,
Class A
194,700 7,369,395
10,363,348
Equity Real Estate Investment Trusts (REITs) 3.2%
Equity LifeStyle Properties,
Inc. 55,700 4,259,936
Rexford Industrial Realty, Inc. 179,100 13,359,069
17,619,005
Health Care Equipment & Supplies 11.5%
ABIOMED, Inc. * 21,399 7,088,205
DexCom , Inc. *(a) 22,875 11,702,850
Heska Corp. *(a) 36,017 4,980,431
ICU Medical, Inc. * 24,300 5,410,152
Inari Medical, Inc. * 136,644 12,385,412
Insulet Corp. * 33,698 8,976,810
Shockwave Medical, Inc. * 66,190 13,725,159
64,269,019
Health Care Providers & Services 3.3%
Amedisys , Inc. *(a) 55,523 9,566,057
Option Care Health, Inc. * 294,392 8,407,836
17,973,893
Health Care Technology 2.8%
Doximity , Inc.
, Class A
*(a) 100,008 5,209,417
Inspire Medical Systems,
Inc. * 39,000 10,010,910
15,220,327
Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill, Inc. * 7,025 11,113,761
Domino's Pizza, Inc. 12,621 5,136,873
16,250,634
Insurance 1.3%
Goosehead Insurance, Inc.
,
Class A
88,800 6,977,016
Interactive Media & Services 4.6%
Bumble, Inc.
, Class A
*(a) 229,800 6,659,604
IAC/InterActiveCorp * 69,837 7,003,254
ZoomInfo Technologies, Inc.
,
Class A
* 193,600 11,565,664
25,228,522
Internet & Direct Marketing Retail 0.7%
Etsy, Inc. *(a) 31,871 3,960,928
IT Services 6.9%
Globant SA * 52,074 13,647,033
Marqeta , Inc.
, Class A
* 311,500 3,438,960
MongoDB, Inc. *(a) 48,191 21,377,046
38,463,039
Leisure Products 1.6%
Callaway Golf Co. * 372,409 8,721,819

NVIT Allspring Discovery Fund - March 31, 2022 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 4.4%
10X Genomics, Inc.
, Class A
*(a) 80,989 6,160,833
Bio-Rad Laboratories, Inc.
,
Class A
* 13,196 7,432,383
Bio- Techne Corp. 24,800 10,739,392
24,332,608
Professional Services 1.2%
Clarivate plc *(a) 401,836 6,734,771
Road & Rail 1.9%
Saia, Inc. * 43,164 10,524,246
Semiconductors & Semiconductor Equipment 6.1%
Azenta , Inc. 109,700 9,091,936
Enphase Energy, Inc. * 68,125 13,746,263
Impinj , Inc. *(a) 82,100 5,216,634
MKS Instruments, Inc. (a) 36,032 5,404,800
33,459,633
Software 11.1%
Bill.com Holdings, Inc. *(a) 78,759 17,861,754
Black Knight, Inc. * 122,071 7,078,897
Crowdstrike Holdings, Inc.
,
Class A
* 51,660 11,730,953
Five9, Inc. * 113,200 12,497,280
HubSpot , Inc. *(a) 15,000 7,124,100
Olo , Inc.
, Class A
* 420,400 5,570,300
61,863,284
Trading Companies & Distributors 1.9%
SiteOne Landscape Supply,
Inc. * 65,378 10,570,969
488,701,759
Total Common Stocks
(cost $459,950,976) 538,213,655
Repurchase Agreements 2.1%
Principal
Amount ($)
BofA Securities, Inc.,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $3,000,025,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
7/20/2050 - 2/20/2052;
total market value
$3,060,000.(b) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $4,485,472,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$4,575,144.(b) 4,485,435 4,485,435
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase
price $4,000,037,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$4,080,000.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $11,485,435) 11,485,435
Total Investments
(cost $471,436,411)   — 99.4% 549,699,090
Other assets in excess of liabilities — 0.6% 3,316,121
NET ASSETS — 100.0%
$ 553,015,211

92 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Allspring Discovery Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $101,962,260, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,485,435 and by $94,717,316 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 4/14/2022 – 2/15/2052, a total value of
$106,202,751.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $11,485,435.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

NVIT Allspring Discovery Fund - March 31, 2022 (Unaudited) - Statement of Investments - 93
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

94 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Allspring Discovery Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 538,213,655 $ – $ – $ 538,213,655
Repurchase Agreements – 11,485,435 – 11,485,435
Total $ 538,213,655 $ 11,485,435 $ – $ 549,699,090
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Core Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 1
.
Asset-Backed Securities 23.4%
Principal
Amount ($) Value ($)
Airlines 3.0%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 6,615,068 6,540,314
American Airlines Pass-
Through Trust
Series 2017-1, Class B,
4.95%, 2/15/2025 1,962,625 1,881,388
Series 2021-1, Class B,
3.95%, 7/11/2030 3,950,000 3,573,432
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 4,598,199 4,620,312
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 8,284,581 7,734,641
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 2,863,091 2,630,601
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 5,587,963 5,272,674
Series 2020-1, Class A,
5.88%, 10/15/2027 5,512,946 5,706,374
Series 2019-2, Class B,
3.50%, 5/1/2028 154,583 139,657
38,099,393
Food & Staples Retailing 0.7%
CVS Pass-Through Trust,
6.94%, 1/10/2030 7,646,328 8,556,000
Home Equity 0.4%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.70%, 1/25/2036(b) 784,730 782,092
RASC Trust, Series 2005-
KS12, Class M2, 1.15%,
1/25/2036(b) 4,021,527 4,009,206
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A7, 1.30%,
8/25/2034(b) 98,218 98,173
4,889,471
Other 19.3%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 10,834,410 10,791,313
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 9,495,118 9,506,115
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.29%, 4/25/2031(a)(b) 11,500,000 11,436,037
Series 2018-22A, Class B,
1.71%, 4/25/2031(a)(b) 5,000,000 4,927,200
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.31%, 4/20/2031(a)(b) 5,000,000 4,966,185
Apidos CLO XXXIV
Series 2020-34A, Class
A1R, 1.37%, 1/20/2035(a)
(b) 4,100,000 4,067,893
Series 2020-34A, Class
B1R, 1.87%, 1/20/2035(a)
(b) 2,150,000 2,131,751
Series 2020-34A, Class CR,
2.27%, 1/20/2035(a)(b) 2,250,000 2,226,334
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
1.42%, 10/25/2034(a)(b) 2,050,000 2,037,790
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
0.00%, 4/20/2035(a)(b) 16,050,000 16,050,000
ARES XLIV CLO Ltd.
Series 2017-44A, Class
A1R, 1.32%, 4/15/2034(a)
(b) 7,000,000 6,971,951
Series 2017-44A, Class
A3R1, 1.89%, 4/15/2034(a)
(b) 3,000,000 2,978,934
Bayview Opportunity Master
Fund IVa Trust
Series 2017-SPL5, Class
B2, 4.50%, 6/28/2057(a)(b) 5,297,400 5,136,579
Series 2017-SPL1, Class A,
4.00%, 10/28/2064(a)(b) 2,085,892 2,063,493
Bayview Opportunity Master
Fund IVb Trust, Series
2017-SPL2, Class A, 4.00%,
6/28/2054(a)(b) 2,324,377 2,311,990
Broad River Bsl Funding CLO
Ltd.
Series 2020-1A, Class AR,
1.42%, 7/20/2034(a)(b) 6,600,000 6,517,639
Series 2020-1A, Class BR,
1.95%, 7/20/2034(a)(b) 3,600,000 3,533,202
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
1.39%, 4/20/2034(a)(b) 800,000 790,998
Carlyle US CLO Ltd., Series
2019-4A, Class BR, 2.38%,
4/15/2035(a)(b) 1,450,000 1,436,213
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1R,
1.39%, 10/17/2034(a)(b) 1,800,000 1,788,395
Series 2017-8A, Class BR,
1.89%, 10/17/2034(a)(b) 6,500,000 6,400,849
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 471,499 469,686

2 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR,
1.60%, 5/20/2034(a)(b) 6,600,000 6,556,090
Series 2020-77A, Class BR,
2.13%, 5/20/2034(a)(b) 3,550,000 3,526,556
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 871,740 832,111
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 151,590 151,817
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 1,748,542 1,730,659
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 2,387,454 2,300,331
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 4,698,510 4,479,343
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,660,000 1,649,907
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 427,342 419,936
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 2,176,129 2,180,783
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 744,311 747,067
Series 2015-3, Class A,
4.28%, 9/20/2041(a) 906,658 915,188
Invesco CLO Ltd.
Series 2021-1A, Class A1,
1.24%, 4/15/2034(a)(b) 1,550,000 1,524,109
Series 2021-2A, Class A,
1.36%, 7/15/2034(a)(b) 10,000,000 9,883,400
Series 2021-2A, Class B,
1.84%, 7/15/2034(a)(b) 3,200,000 3,151,078
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.44%, 7/17/2037(a)(b) 3,037,870 3,037,869
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
1.36%, 1/20/2035(a)(b) 7,950,000 7,869,443
Magnetite XXXII Ltd., Series
2022-32A, Class A, 0.00%,
4/15/2035(a)(b) 15,150,000 15,131,562
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 2,736,651 2,736,021
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.24%, 1/20/2032(a)(b) 1,000,000 993,966
Series 2019-32A, Class BR,
1.65%, 1/20/2032(a)(b) 500,000 493,518
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
1.39%, 10/20/2035(a)(b) 6,950,000 6,901,385
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 4,380,000 4,361,439
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 660,000 656,680
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,458,177
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 194,383
REESE PARK CLO Ltd.,
Series 2020-1A, Class AR,
1.37%, 10/15/2034(a)(b) 1,550,000 1,538,311
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 3,204,981 3,161,148
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.39%, 7/15/2035(a)
(b) 9,300,000 9,253,491
Series 2017-1A, Class A2B,
1.84%, 7/15/2035(a)(b) 3,800,000 3,760,750
Towd Point Mortgage Trust,
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 2,117,339 2,130,690
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,272,380 13,174,602
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,605,372 7,349,898
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.34%, 7/15/2034(a)(b) 10,000,000 9,943,410
Series 2021-1A, Class B,
1.84%, 7/15/2034(a)(b) 3,200,000 3,168,451
245,904,116
Total Asset-Backed Securities
(cost $303,130,495)
297,448,980
Collateralized Mortgage Obligations 3.5%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,417,869 1,414,951
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 861,704 843,031
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 5,615,909 5,516,443
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 67,295 68,524
Series 2009-78, Class BM,
4.00%, 6/25/2039 91,454 92,389
J.P. Morgan Mortgage Trust,
Series 2021-15, Class A15,
2.50%, 6/25/2052(a)(b) 7,284,976 6,650,200

NVIT Core Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
JP Morgan Mortgage Trust,
Series 2021-13, Class A15,
2.50%, 4/25/2052(a)(b) 3,514,629 3,199,687
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 4,134,268 4,110,641
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 578,815 574,399
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,069,947 1,078,864
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 1,019,180 1,021,171
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 722,037 731,034
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,559,447 2,598,492
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,184,417 1,198,628
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 5,342,793 5,459,021
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,037,467 1,035,466
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,579,441
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,580,654
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,743,714
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 1,048,000 1,038,459
Series 2022-3, Class A1,
4.13%, 2/25/2067(a) 788,000 783,506
Total Collateralized Mortgage Obligations
(cost $46,021,028)
44,318,715
Commercial Mortgage-Backed Securities 2.7%
AREIT Trust, Series 2022-
CRE6, Class A, 1.30%,
11/17/2024(a)(b) 2,300,000 2,275,776
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 1,400,000 1,429,719
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,921,620
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 1,550,000 1,549,349
Series 2019-B10, Class AM,
3.98%, 3/15/2062 1,400,000 1,420,786
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 3,900,000 3,792,332
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CityLine Commercial
Mortgage Trust, Series
2016-CLNE, Class A,
2.78%, 11/10/2031(a)(b) 7,388,000 7,316,303
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 10,318,455
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 857,600
Total Commercial Mortgage-Backed
Securities
(cost $34,904,391) 33,881,940
Corporate Bonds 37.0%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
2.95%, 2/1/2030(c) 4,775,000 4,424,330
3.25%, 2/1/2035 2,000,000 1,785,798
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030(c) 3,980,000 4,139,388
Moog, Inc. ,
4.25%, 12/15/2027(a) 865,000 840,131
Raytheon Technologies Corp. ,
4.15%, 5/15/2045 2,000,000 2,048,847
13,238,494
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 561,531
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 242,493
804,024
Auto Components 0.5%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a)(c) 440,000 432,850
Aptiv plc ,
3.25%, 3/1/2032(c) 6,325,000 5,994,823
6,427,673
Automobiles 0.8%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 5,080,000 4,650,870
1.80%, 1/10/2028(a)(c) 672,000 593,476
6.38%, 4/8/2030(a)(c) 1,730,000 1,970,270
Nissan Motor Co. Ltd. ,
4.81%, 9/17/2030(a) 2,450,000 2,428,820
9,643,436
Banks 4.5%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 3,087,817
Series L, 4.18%,
11/25/2027(c) 4,000,000 4,078,187

4 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(c)
(d) 2,340,000 2,377,767
(SOFR + 1.53%), 1.90%,
7/23/2031(c)(d) 2,500,000 2,183,178
(SOFR + 1.88%), 2.83%,
10/24/2051(c)(d) 440,000 374,181
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 4,750,000 4,316,179
Citigroup, Inc. ,
4.45%, 9/29/2027 5,000,000 5,157,182
(SOFR + 3.91%), 4.41%,
3/31/2031(c)(d) 3,250,000 3,374,003
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 4,000,000 3,965,314
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(c) 6,200,000 5,468,939
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 4,000,000 3,866,172
HSBC Holdings plc ,
4.38%, 11/23/2026 3,500,000 3,563,696
ING Groep NV ,
3.95%, 3/29/2027 3,000,000 3,037,054
(SOFR + 1.83%), 4.02%,
3/28/2028(d) 3,400,000 3,418,687
(SOFR + 2.07%), 4.25%,
3/28/2033(d) 2,400,000 2,470,507
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.77%,
4/30/2022(d)(e) 488,000 488,000
(SOFR + 1.51%), 2.53%,
11/19/2041(c)(d) 1,850,000 1,519,367
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c)(d) 4,750,000 4,220,602
56,966,832
Beverages 0.6%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,000,000 2,224,290
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050(c) 1,435,000 1,533,215
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 2,975,000 3,324,435
7,081,940
Biotechnology 0.5%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 2,089,849
4.25%, 11/21/2049 1,350,000 1,400,918
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 3,050,542
6,541,309
Building Products 0.0%
†
Johnson Controls International
plc ,
4.63%, 7/2/2044(f) 440,000 471,968
Capital Markets 2.3%
Credit Suisse Group AG ,
(ICE LIBOR USD 3
Month + 1.41%), 3.87%,
1/12/2029(a)(d) 3,000,000 2,927,505
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 1,000,000 986,510
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 2,920,000 2,633,540
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,605,448
5.15%, 2/1/2043(a) 1,000,000 1,131,295
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 2,324,551
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(c)(d) 5,000,000 5,013,905
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d) 5,000,000 5,039,016
MSCI, Inc. ,
3.88%, 2/15/2031(a)(c) 870,000 824,895
S&P Global, Inc. ,
2.90%, 3/1/2032(a) 5,500,000 5,331,979
28,818,644
Chemicals 0.6%
CF Industries, Inc. ,
5.15%, 3/15/2034 860,000 954,484
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,809,773
Mosaic Co. (The) ,
5.63%, 11/15/2043(c) 1,175,000 1,410,757
8,175,014
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a)(c) 865,000 868,244
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 875,000 813,750
1,681,994
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044(c) 2,435,000 2,677,506
Viasat , Inc. ,
5.63%, 4/15/2027(a) 875,000 861,875
3,539,381

NVIT Core Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 1.2%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 870,000 819,279
Navient Solutions LLC ,
0.00%, 10/3/2022(g) 14,956,000 14,619,317
15,438,596
Containers & Packaging 0.8%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 2,250,000 2,272,500
5.63%, 7/15/2027(a) 865,000 874,809
Crown Americas LLC ,
4.25%, 9/30/2026 435,000 436,087
Graphic Packaging
International LLC ,
3.75%, 2/1/2030(a) 705,000 645,075
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 865,000 843,375
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 4,750,000 4,332,004
4.13%, 2/1/2028 875,000 840,000
10,243,850
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 1,155,000 1,040,516
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
3.65%, 6/1/2051 6,920,000 6,297,020
CCO Holdings LLC ,
4.50%, 5/1/2032 1,160,000 1,061,052
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 575,000 541,265
Verizon Communications, Inc. ,
2.55%, 3/21/2031 3,000,000 2,787,150
4.00%, 3/22/2050 3,345,000 3,394,136
14,080,623
Electric Utilities 4.2%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 7,525,000 7,764,114
Appalachian Power Co. ,
Series Z, 3.70%,
5/1/2050(c) 2,805,000 2,614,409
Entergy Arkansas LLC ,
4.00%, 6/1/2028 3,750,000 3,855,164
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,270,000 3,286,712
Evergy , Inc. ,
2.90%, 9/15/2029(c) 3,505,000 3,350,008
Exelon Corp. ,
4.05%, 4/15/2030 695,000 717,403
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 11,750,000 11,263,649
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 2,041,625
2.75%, 3/1/2032(a) 170,000 158,302
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a)(c) 6,000,000 6,235,924
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a) 855,000 851,028
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(c) 865,000 760,845
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 8,500,000 8,158,055
5.63%, 2/15/2027(a) 920,000 919,223
4.30%, 7/15/2029(a) 1,403,000 1,354,229
53,330,690
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 800,000 761,784
Electronic Equipment, Instruments & Components 0.4%
CDW LLC ,
3.57%, 12/1/2031 4,750,000 4,400,638
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 865,000 800,125
5,200,763
Energy Equipment & Services 0.4%
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(a) 321,000 326,225
3.90%, 5/17/2028(a)(c) 4,389,000 4,434,036
4,760,261
Entertainment 0.6%
Magallanes, Inc. ,
4.28%, 3/15/2032(a) 8,250,000 8,286,702
Equity Real Estate Investment Trusts (REITs) 3.6%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 3,730,000 3,553,898
2.75%, 4/15/2031 4,750,000 4,264,133
Crown Castle International
Corp. ,
4.15%, 7/1/2050 1,290,000 1,258,310
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 5,525,000 4,828,664
Kite Realty Group Trust ,
4.75%, 9/15/2030 1,664,000 1,719,670
LXP Industrial Trust ,
2.70%, 9/15/2030(c) 5,000,000 4,613,299
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 9,050,000 9,202,587
2.75%, 4/1/2032(c) 985,000 877,682
Sabra Health Care LP ,
3.20%, 12/1/2031(c) 4,855,000 4,332,570
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 3,168,778
Sun Communities Operating
LP ,
2.30%, 11/1/2028 4,226,000 3,828,648

6 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
WP Carey, Inc. ,
2.45%, 2/1/2032 4,750,000 4,196,442
45,844,681
Food & Staples Retailing 0.3%
CVS Pass-Through Trust ,
6.04%, 12/10/2028 4,102,730 4,392,392
Food Products 0.4%
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a)(c) 580,000 540,633
Ingredion, Inc. ,
3.90%, 6/1/2050 2,315,000 2,225,181
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 1,975,000 2,080,919
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a)(c) 870,000 870,000
5,716,733
Health Care Equipment & Supplies 0.1%
Boston Scientific Corp. ,
4.70%, 3/1/2049(c) 676,000 753,247
Health Care Providers & Services 1.4%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 119,307
Dignity Health ,
3.13%, 11/1/2022 6,000,000 6,034,333
3.81%, 11/1/2024 4,000,000 4,037,035
HCA, Inc. ,
3.38%, 3/15/2029(a) 3,150,000 3,066,240
3.50%, 9/1/2030 860,000 830,815
3.63%, 3/15/2032(a)(c) 4,000,000 3,919,819
18,007,549
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(a) 870,000 879,609
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 870,000 867,825
KFC Holding Co. ,
4.75%, 6/1/2027(a) 870,000 883,050
MGM Resorts International ,
5.50%, 4/15/2027 880,000 888,800
2,639,675
Household Durables 0.2%
Newell Brands, Inc. ,
5.87%, 4/1/2036(f) 865,000 888,787
6.00%, 4/1/2046(f) 1,200,000 1,254,000
2,142,787
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 865,000 843,790
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates 0.3%
GE Capital Funding LLC ,
4.55%, 5/15/2032 2,250,000 2,416,220
General Electric Co. ,
5.40%, 5/15/2022 1,125,000 1,127,091
3,543,311
Insurance 0.1%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 2,000,000 1,729,410
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049(c) 2,290,000 2,213,077
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(a)(c) 860,000 807,325
Machinery 0.4%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 870,000 824,525
Daimler Trucks Finance North
America LLC ,
2.50%, 12/14/2031(a) 4,750,000 4,157,434
4,981,959
Media 1.0%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 2,000,000 2,126,270
3.70%, 4/1/2051 1,250,000 1,030,123
Comcast Corp. ,
2.65%, 2/1/2030(c) 2,555,000 2,452,526
2.94%, 11/1/2056(a) 5,432,000 4,484,242
CSC Holdings LLC ,
3.38%, 2/15/2031(a)(c) 860,000 724,550
Discovery Communications
LLC ,
5.30%, 5/15/2049 1,000,000 1,045,845
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a) 860,000 857,850
12,721,406
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 392,710
Multi-Utilities 1.1%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,292,823
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 3,794,655
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(c) 7,000,000 7,124,437
3.25%, 6/15/2026 1,250,000 1,243,442
13,455,357
Oil, Gas & Consumable Fuels 2.9%
Aker BP ASA ,
3.75%, 1/15/2030(a) 1,950,000 1,908,103

NVIT Core Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 1,800,000 1,536,375
Cheniere Energy Partners LP ,
3.25%, 1/31/2032(a) 38,000 34,553
Continental Resources, Inc. ,
4.38%, 1/15/2028(c) 865,000 876,937
5.75%, 1/15/2031(a) 1,310,000 1,432,878
2.88%, 4/1/2032(a) 3,155,000 2,813,471
DCP Midstream Operating LP ,
5.38%, 7/15/2025 435,000 448,533
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 725,000 1,005,322
Energy Transfer LP ,
6.50%, 2/1/2042 2,350,000 2,700,937
Exxon Mobil Corp. ,
3.45%, 4/15/2051 2,250,000 2,181,137
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 503,074
3.25%, 8/1/2050(c) 395,000 327,893
Marathon Oil Corp. ,
6.80%, 3/15/2032 1,550,000 1,854,597
6.60%, 10/1/2037 1,200,000 1,458,971
MPLX LP ,
5.50%, 2/15/2049 1,270,000 1,406,563
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 5,041,663
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 2,540,301
Targa Resources Partners LP ,
4.88%, 2/1/2031 1,905,000 1,924,050
4.00%, 1/15/2032 4,420,000 4,251,974
Valero Energy Corp. ,
4.00%, 4/1/2029(c) 765,000 780,274
4.90%, 3/15/2045(c) 600,000 636,154
Valero Energy Partners LP ,
4.50%, 3/15/2028(c) 320,000 327,794
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044(c) 1,025,000 1,180,525
37,172,079
Pharmaceuticals 0.4%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 1,800,000 1,962,883
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a)(c) 575,000 522,626
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 2,385,000 2,086,370
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026(c) 900,000 814,851
5,386,730
Road & Rail 1.1%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 6,500,000 6,405,842
4.25%, 11/1/2029(a) 3,530,000 3,512,656
2.45%, 8/12/2031(a) 830,000 730,364
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 2,809,735
13,458,597
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a)(c) 2,000,000 1,736,327
Software 0.6%
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 855,000 810,707
Oracle Corp. ,
2.88%, 3/25/2031 2,500,000 2,279,477
3.60%, 4/1/2050 2,375,000 1,969,735
PTC, Inc. ,
4.00%, 2/15/2028(a) 855,000 833,001
VMware, Inc. ,
1.80%, 8/15/2028 2,435,000 2,159,618
8,052,538
Technology Hardware, Storage & Peripherals 0.1%
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 958,238
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a)(c) 870,000 883,050
Thrifts & Mortgage Finance 0.6%
BPCE SA ,
5.70%, 10/22/2023(a)(c) 3,000,000 3,103,243
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 5,500,000 4,977,926
8,081,169
Tobacco 0.3%
BAT Capital Corp. ,
4.74%, 3/16/2032(c) 3,800,000 3,822,463
Trading Companies & Distributors 0.6%
GATX Corp. ,
1.90%, 6/1/2031 2,000,000 1,704,216
3.50%, 6/1/2032(c) 4,150,000 4,001,537
4.50%, 3/30/2045 1,315,000 1,299,193
United Rentals North America,
Inc. ,
3.88%, 2/15/2031(c) 860,000 810,550
7,815,496
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 1,000,000 900,930
3.50%, 4/15/2031(c) 1,145,000 1,077,422
3.30%, 2/15/2051(c) 3,960,000 3,332,048
5,310,400
Total Corporate Bonds
(cost $497,757,278)
470,276,599

8 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Core Bond Fund
Loan Participation 0.1%
Principal
Amount ($) Value ($)
Electrical Equipment 0.1%
Sensata Technologies B.V.,
Term Loan, (ICE LIBOR
USD 2 Month + 1.75%),
2.68%, 9/20/2026 (d) 994,320 990,342
0
Total Loan Participation
(cost $995,687) 990,342
Mortgage-Backed Securities 23.0%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 5,062,464 5,113,710
Pool# SB8083
1.50%, 1/1/2036 16,084,810 15,273,977
Pool# SB8088
1.50%, 2/1/2036 20,258,522 19,237,201
Pool# SD8018
4.00%, 10/1/2049 2,398,322 2,451,290
Pool# SD8080
2.00%, 6/1/2050 3,736,960 3,480,688
Pool# SD8079
2.00%, 7/1/2050 9,381,835 8,738,494
Pool# SD8084
3.00%, 8/1/2050 9,578,507 9,387,347
Pool# SD8178
2.50%, 11/1/2051 32,129,514 30,696,365
Pool# SD8181
1.50%, 12/1/2051 7,903,530 7,063,057
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,303,100 2,520,583
Pool# 468516
5.17%, 6/1/2028 831,386 864,114
Pool# AM7073
6.41%, 1/1/2030 1,483,114 1,778,605
Pool# 468127
5.70%, 5/1/2041 1,115,255 1,209,916
Pool# AN0360
3.95%, 12/1/2045 10,000,000 10,558,318
FNMA UMBS Pool
Pool# AR9398
3.50%, 6/1/2043 1,001,624 1,021,617
Pool# BC0180
4.00%, 1/1/2046 2,767,971 2,881,723
Pool# AS7908
3.00%, 9/1/2046 5,904,884 5,865,728
Pool# AS8483
3.00%, 12/1/2046 2,498,953 2,490,916
Pool# MA2863
3.00%, 1/1/2047 7,745,202 7,686,439
Pool# AS8784
3.00%, 2/1/2047 2,597,518 2,577,621
Pool# BE7557
3.50%, 2/1/2047 4,809,644 4,891,768
Pool# BM2003
4.00%, 10/1/2047 4,233,082 4,367,429
Pool# BJ3716
3.50%, 12/1/2047 2,450,366 2,478,287
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3210
3.50%, 12/1/2047 1,033,103 1,042,050
Pool# BM3355
3.50%, 2/1/2048 1,646,461 1,666,160
Pool# CA1532
3.50%, 4/1/2048 5,379,098 5,442,389
Pool# CA2208
4.50%, 8/1/2048 1,345,557 1,399,951
Pool# CA2469
4.00%, 10/1/2048 2,369,343 2,423,274
Pool# MA3745
3.50%, 8/1/2049 5,991,822 6,010,980
Pool# MA4577
2.00%, 4/1/2052 45,000,000 41,805,258
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 4/25/2052 45,000,000 42,932,812
3.00%, 4/25/2052 21,000,000 20,540,625
3.50%, 4/25/2052 16,000,000 16,027,500
Total Mortgage-Backed Securities
(cost $302,067,089)
291,926,192
Municipal Bonds 1.4%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 5,182,794
District of Columbia 1.0%
Metropolitan Washington
Airports Authority, RB
Series D, 7.46%, 10/1/2046 6,000,000 9,074,798
Series D, 8.00%, 10/1/2047 2,000,000 3,119,853
12,194,651
Total Municipal Bonds
(cost $14,193,117)
17,377,445
Purchased Options 0.1%
Number of
Contracts
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 210,000,000
Exchange Traded* 840 47,250
3 Month Eurodollar
12/19/2022 at USD 98.25,
American Style, Notional
Amount: USD 225,000,000
Exchange Traded* 900 281,250

NVIT Core Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 9
Purchased Options
Number of
Contracts Value ($)
Put Option 0.1%
Future Interest Rate Options 0.1%
U.S. Treasury 30 Year Bond
5/20/2022 at USD 147.00,
American Style, Notional
Amount: USD 36,000,000
Exchange Traded* 360 523,125
0
Total Purchased Options
(cost $1,499,402) 851,625
U.S. Government Agency Security 1.2%
Principal
Amount ($)
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 15,441,254
Total U.S. Government Agency Security
(cost $13,939,837)
15,441,254
U.S. Treasury Obligations 9.5%
U.S. Treasury Bonds, 7.13%,
2/15/2023 (c) 1,000,000 1,047,344
U.S. Treasury Notes
0.13%, 10/15/2023 4,000,000 3,876,719
0.25%, 3/15/2024 (c) 15,000,000 14,409,375
0.38%, 4/15/2024 8,000,000 7,684,375
0.25%, 6/15/2024 (c) 30,000,000 28,612,500
1.25%, 3/31/2028 16,000,000 14,923,750
1.50%, 2/15/2030 (c) 53,000,000 49,687,500
Total U.S. Treasury Obligations
(cost $129,529,496)
120,241,563
Repurchase Agreements 3.0%
Bank of America NA
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $7,000,059,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $7,140,000.
(h) 7,000,000 7,000,000
Cantor Fitzgerald & Co.
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $16,547,845,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$16,878,666. (h) 16,547,712 16,547,712
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
0.31%, dated 3/31/2022,
due 4/1/2022, repurchase
price $5,000,044,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $5,102,085. (h) 5,000,000 5,000,000
NatWest Markets Securities,
Inc.
0.30%, dated 3/30/2022,
due 4/6/2022, repurchase
price $7,000,409,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029;
total market value
$7,140,121. (h) 7,000,000 7,000,000
Pershing LLC
0.33%, dated 3/31/2022,
due 4/1/2022, repurchase
price $3,000,028,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$3,060,000. (h) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $38,547,712)
38,547,712
Total Investments
(cost $1,382,585,532) — 104.9%
1,331,302,367
Liabilities in excess of other
assets — (4.9)% (61,603,447)
NET ASSETS — 100.0%
$ 1,269,698,920

10 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Core Bond Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $497,584,253 which represents 39.19% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2022.
(c) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $65,160,545, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $38,547,712 and by $28,425,144 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 7.63%, and maturity
dates ranging from 4/15/2022 – 11/15/2051, a total value of
$66,972,856.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2022.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2022. The
maturity date reflects the next call date.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2022.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $38,547,712.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.67 USD 40,000,000 (614,716) (44,323) (659,039)
(614,716) (44,323) (659,039)
As of March 31, 2022, the Fund had $511,324 segregated as collateral for credit default swap contracts.

NVIT Core Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 11
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 24 6/2022 USD 2,752,500 (70,651)
U.S. Treasury Long Bond 1,463 6/2022 USD 219,541,438 (6,269,381)
U.S. Treasury Ultra Bond 177 6/2022 USD 31,351,125 (1,027,023)
Total long contracts (7,367,055)
Short Contracts
U.S. Treasury 10 Year Note (706) 6/2022 USD (86,749,750) 2,366,405
U.S. Treasury 10 Year Ultra Note (748) 6/2022 USD (101,330,625) 3,140,854
Total short contracts 5,507,259
Net contracts (1,859,796)
As of March 31, 2022, the Fund had $7,914,460 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
Written Call Options Contracts as of March 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 1,800 USD 450,000,000 USD 98.63 12/19/2022 (315,000)
3 Month Eurodollar Exchange Traded 840 USD 210,000,000 USD 99.63 12/19/2022 (26,250)
Total written call options contracts (341,250)
Written Put Options Contracts as of March 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 840 USD 210,000,000 USD 98.88 12/19/2022 (3,297,000)
U.S. Treasury 30 Year Bond Exchange Traded 360 USD 36,000,000 USD 143.00 5/20/2022 (208,125)
Total written Put options contracts (3,505,125)
–
Total Written Options Contracts (Premiums Received ($1,226,844)) (3,846,375)
Currency:
USD United States dollar

12 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Core Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 297,448,980 $ – $ 297,448,980
Collateralized Mortgage Obligations – 44,318,715 – 44,318,715
Commercial Mortgage-Backed Securities – 33,881,940 – 33,881,940
Corporate Bonds – 470,276,599 – 470,276,599
Futures Contracts 5,507,259 – – 5,507,259
Loan Participation – 990,342 – 990,342
Mortgage-Backed Securities – 291,926,192 – 291,926,192
Municipal Bonds – 17,377,445 – 17,377,445
Purchased Option 851,625 – – 851,625
Repurchase Agreements – 38,547,712 – 38,547,712
U.S. Government Agency Security – 15,441,254 – 15,441,254

NVIT Core Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 120,241,563 $ – $ 120,241,563
Total Assets $ 6,358,884 $ 1,330,450,742 $ – $ 1,336,809,626
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (44,323) $ – $ (44,323)
Futures Contracts (7,367,055) – – (7,367,055)
Written Options (3,846,375) – – (3,846,375)
Total Liabilities $ (11,213,430) $ (44,323) $ – $ (11,257,753)
Total $ (4,854,546) $ 1,330,406,419 $ – $ 1,325,551,873
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

14 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Core Bond Fund
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a
counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

NVIT Core Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 15
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2022 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

16 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Core Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 851,625
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 5,507,259
Total $ 6,358,884
Liabilities:
Written Options
Interest rate risk Written options, at value $ (3,846,375)
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts (44,323)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (7,367,055)
Total $ (11,257,753)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Amundi Multi Sector Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 17
Asset-Backed Securities 7.1%
Principal
Amount ($) Value ($)
Airlines 0.6%
Air Canada Pass-Through
Trust, Series 2020-2, Class
A, 5.25%, 4/1/2029(a) 1,084,128 1,118,858
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 300,000 271,400
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 308,448 304,421
1,694,679
Automobiles 1.3%
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 564,285
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 461,336
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,494,935
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 941,087
3,461,643
Credit Card 0.5%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,199,561
Equipment Loans & Leases 1.9%
Amur Equipment Finance
Receivables VI LLC, Series
2018-2A, Class E, 5.45%,
11/20/2023(a) 300,000 300,185
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class E, 3.80%,
11/15/2036(a)(b) 1,500,000 1,491,773
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,308,929 1,914,099
British Airways Pass-Through
Trust, Series 2020-1, Class
B, 8.38%, 11/15/2028(a) 177,470 195,929
CIG Auto Receivables Trust,
Series 2019-1A, Class D,
4.85%, 5/15/2026(a) 1,150,000 1,153,980
5,055,966
Other 2.8%
MF1 Ltd., Series 2021-
FL7, Class D, 2.98%,
10/16/2036(a)(b) 1,600,000 1,553,400
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,899,881
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,534,950
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 667,665
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
2.53%, 2/20/2030(a)(b) 650,000 643,384
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 238,514 235,358
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 929,846
7,464,484
Total Asset-Backed Securities
(cost $20,046,383)
18,876,333
Collateralized Mortgage Obligations 15.3%
Angel Oak Mortgage Trust I
LLC, Series 2019-2, Class
B2, 6.29%, 3/25/2049(a)(b) 2,250,000 2,157,930
Bellemeade RE Ltd., Series
2021-3A, Class B1, 3.95%,
9/25/2031(a)(b) 2,100,000 1,998,369
Connecticut Avenue Securities
Trust
Series 2019-HRP1, Class
B1, 9.71%, 11/25/2039(a)(b) 4,100,000 4,137,417
Series 2022-R01, Class
1B2, 6.10%, 12/25/2041(a)
(b) 1,650,000 1,464,314
Series 2022-R03, Class
1B1, 6.35%, 3/25/2042(a)(b) 600,000 614,308
Eagle RE Ltd., Series 2021-
2, Class M2, 4.35%,
4/25/2034(a)(b) 2,690,000 2,553,011
FARM Mortgage Trust, Series
2021-1, Class B, 3.25%,
7/25/2051(a)(b) 679,759 597,983
FHLMC STACR REMIC Trust
Series 2021-HQA3, Class
B2, 6.35%, 9/25/2041(a)(b) 1,680,000 1,476,159
Series 2021-HQA4, Class
B2, 7.10%, 12/25/2041(a)(b) 590,000 521,047
Series 2022-DNA1, Class
B2, 7.20%, 1/25/2042(a)(b) 1,770,000 1,562,113
Series 2020-DNA5, Class
B2, 11.60%, 10/25/2050(a)
(b) 260,000 312,681
Series 2020-DNA6, Class
B2, 5.75%, 12/25/2050(a)(b) 2,115,000 1,997,361
FHLMC STACR Trust, Series
2018-HQA2, Class B2,
11.46%, 10/25/2048(a)(b) 2,800,000 3,111,924

18 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2021-DNA7, Class
B2, 7.90%, 11/25/2041(a)(b) 2,410,000 2,248,506
Series 2022-DNA2, Class
B2, 8.60%, 2/25/2042(a)(b) 1,270,000 1,192,162
Series 2020-HQA5, Class
B2, 7.50%, 11/25/2050(a)(b) 1,140,000 1,199,934
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.21%, 6/1/2051(a)(b) 92,408,327 845,407
FNMA, Series 2021-R02,
Class 2B2, 6.30%,
11/25/2041(a)(b) 590,000 545,720
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 2,300,765 386,693
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,206,098 189,757
Home RE Ltd., Series
2020-1, Class B1, 7.46%,
10/25/2030(a)(b) 300,000 306,407
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 31,650,711 282,888
JP Morgan Mortgage Trust
Series 2021-8, Class AX1,
IO, 0.13%, 12/25/2051(a)(b) 52,171,150 259,124
Series 2021-10, Class AX1,
IO, 0.13%, 12/25/2051(a)(b) 58,263,877 306,730
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.81%, 7/25/2029(a)(b) 3,270,000 3,234,331
Oaktown Re VII Ltd., Series
2021-2, Class B1, 4.50%,
4/25/2034(a)(b) 1,390,000 1,327,891
STACR Trust, Series 2018-
HRP2, Class B2, 10.96%,
2/25/2047(a)(b) 2,000,000 2,155,078
Traingle Re Ltd., Series
2020-1, Class B1, 8.21%,
10/25/2030(a)(b) 250,000 253,816
Triangle Re Ltd., Series
2021-3, Class B1, 5.05%,
2/25/2034(a)(b) 910,000 868,899
Verus Securitization Trust
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)(b) 100,000 99,946
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)(b) 110,000 108,954
Series 2020-2, Class B1,
5.36%, 5/25/2060(a)(b) 350,000 343,699
Vista Point Securitization
Trust, Series 2020-1, Class
B1, 5.38%, 3/25/2065(a)(b) 970,000 961,681
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
ZH Trust, Series 2021-
2, Class B, 3.51%,
10/17/2027(a) 1,170,000 1,116,295
Total Collateralized Mortgage Obligations
(cost $41,442,512)
40,738,535
Commercial Mortgage-Backed Securities 9.7%
BAMLL Commercial Mortgage
Securities Trust, Series
2021-JACX, Class E,
4.15%, 9/15/2038(a)(b) 965,000 947,293
BX Commercial Mortgage
Trust, Series 2021-
VOLT, Class F, 2.80%,
9/15/2036(a)(b) 1,000,000 964,544
BX Trust, Series 2021-
ARIA, Class D, 2.29%,
10/15/2036(a)(b) 3,000,000 2,932,201
COMM Mortgage Trust, Series
2015-CR26, Class D,
3.48%, 10/10/2048(b) 3,000,000 2,706,437
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 3.85%, 1/25/2051(a)(b) 1,275,000 1,209,543
Series 2021-MN3, Class
M2, 4.10%, 11/25/2051(a)
(b) 1,615,000 1,536,280
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
2.50%, 10/15/2036(a)(b) 700,000 678,395
Series 2021-IP, Class E,
3.95%, 10/15/2036(a)(b) 300,000 291,678
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.36%,
6/15/2049(a)(b) 2,500,000 1,623,973
Med Trust, Series 2021-
MDLN, Class F, 4.40%,
11/15/2038(a)(b) 2,300,000 2,245,165
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.21%, 4/15/2048(a)(b) 2,000,000 1,665,306
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,814,389
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 1,400,000 1,234,765
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
9.21%, 10/15/2049(a)(b) 2,136,000 2,129,976

NVIT Amundi Multi Sector Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 19
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,929,571
Total Commercial Mortgage-Backed
Securities
(cost $27,227,786) 25,909,516
Common Stocks 0.3%
Shares
Airlines 0.3%
Grupo Aeromexico SAB de
CV *(c) 43,743 748,030
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $729,291)
748,030
Convertible Bonds 1.5%
Principal
Amount ($)
Airlines 0.8%
Air Canada, 4.00%, 7/1/2025 1,377,000 2,022,813
Hotels, Restaurants & Leisure 0.5%
DraftKings, Inc., 0.00%,
3/15/2028 1,789,000 1,285,397
Pharmaceuticals 0.2%
Tricida, Inc., 3.50%, 5/15/2027 1,260,000 618,408
Total Convertible Bonds
(cost $4,447,874)
3,926,618
Convertible Preferred Stock 1.0%
Banks 1.0%
Wells Fargo & Co., 7.50%, 1,926 2,551,950
Total Convertible Preferred
Stock
(cost $2,766,607) 2,551,950
Corporate Bonds 51.6%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,200,927
Air Freight & Logistics 0.6%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a)(c) 1,530,000 1,644,750
Airlines 2.8%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 415,000 418,113
5.75%, 4/20/2029(a) 345,000 343,706
Gol Finance SA ,
8.00%, 6/30/2026(a) 3,225,000 2,897,953
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 2,365,000 2,341,350
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 1,335,000 1,391,737
7,392,859
Auto Components 0.9%
Dealer Tire LLC ,
8.00%, 2/1/2028(a)(c) 1,247,000 1,250,118
Iochpe-Maxion Austria GmbH ,
5.00%, 5/7/2028(a) 1,280,000 1,166,368
2,416,486
Banks 4.4%
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(e) 2,408,000 2,049,810
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(c)(e) 1,815,000 1,610,238
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(d)(e) 940,000 806,830
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
4.03%, 1/21/2043(a)(e) 1,255,000 1,091,066
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(c)(e) 3,000,000 2,947,494
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 3,215,000 3,124,474
11,629,912
Biotechnology 0.9%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,800,000 1,864,646
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a)(c) 590,000 555,338
2,419,984
Building Products 0.8%
Fortune Brands Home &
Security, Inc. ,
4.50%, 3/25/2052 335,000 327,869
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 125,000 116,719

20 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Standard Industries, Inc. ,
4.38%, 7/15/2030(a)(c) 1,815,000 1,662,458
2,107,046
Chemicals 1.4%
Braskem Idesa SAPI ,
6.99%, 2/20/2032(a) 680,000 666,441
INEOS Finance plc ,
2.88%, 5/1/2026(a) EUR 1,685,000 1,771,381
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a)(c) 1,355,000 1,349,363
3,787,185
Commercial Services & Supplies 1.4%
Allied Universal Holdco LLC ,
3.63%, 6/1/2028(a) 850,000 858,035
4.63%, 6/1/2028(a) 590,000 557,491
4.63%, 6/1/2028(a)(c) 390,000 364,533
6.00%, 6/1/2029(a)(c) 520,000 458,726
GFL Environmental, Inc. ,
4.38%, 8/15/2029(a)(c) 1,170,000 1,080,788
Nielsen Finance LLC ,
4.50%, 7/15/2029(a) 355,000 354,112
3,673,685
Communications Equipment 1.2%
Ciena Corp. ,
4.00%, 1/31/2030(a)(c) 1,960,000 1,886,500
CommScope, Inc. ,
4.75%, 9/1/2029(a)(c) 1,340,000 1,234,153
3,120,653
Construction & Engineering 2.2%
Artera Services LLC ,
9.03%, 12/4/2025(a) 1,055,000 1,054,225
Dycom Industries, Inc. ,
4.50%, 4/15/2029(a)(c) 1,109,000 1,045,232
Promontoria Holding 264 BV ,
6.38%, 3/1/2027(a) 1,355,000 1,467,865
7.88%, 3/1/2027(a) 1,255,000 1,220,488
Stoneway Capital Corp. ,
10.00%, 3/1/2027(a)(f) 3,542,332 987,425
5,775,235
Consumer Finance 4.6%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 982,591
ASG Finance Designated
Activity Co. ,
7.88%, 12/3/2024(a) 1,995,000 1,885,275
Avation Capital SA ,
8.25%, 10/31/2026(a)(g) 2,032,030 1,707,893
Ford Motor Credit Co. LLC ,
2.33%, 11/25/2025(c) 1,890,000 2,049,833
2.90%, 2/10/2029 3,000,000 2,672,160
3.63%, 6/17/2031(c) 600,000 541,965
VistaJet Malta Finance plc ,
6.38%, 2/1/2030(a)(c) 2,480,000 2,333,345
12,173,062
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 1.6%
Altice France SA ,
5.13%, 1/15/2029(a)(c) 200,000 179,166
5.13%, 7/15/2029(a)(c) 1,785,000 1,599,806
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 1,355,000 1,207,143
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 1,156,088
4,142,203
Electric Utilities 1.6%
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a) 1,730,000 1,617,550
NRG Energy, Inc. ,
3.88%, 2/15/2032(a) 1,675,000 1,474,000
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a)(c) 1,000,000 983,810
4.38%, 5/1/2029(a) 85,000 80,325
4,155,685
Electrical Equipment 0.4%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 1,049,937
Electronic Equipment, Instruments & Components 0.8%
Belden, Inc. ,
3.38%, 7/15/2031(a) 1,925,000 1,981,853
Energy Equipment & Services 0.8%
Shelf Drilling Holdings Ltd. ,
8.88%, 11/15/2024(a) 710,000 724,200
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,443,031 1,411,140
2,135,340
Equity Real Estate Investment Trusts (REITs) 1.5%
HAT Holdings I LLC ,
3.38%, 6/15/2026(a) 1,185,000 1,125,750
iStar, Inc. ,
4.25%, 8/1/2025(c) 955,000 939,481
Uniti Group LP ,
6.00%, 1/15/2030(a)(c) 2,200,000 1,980,000
4,045,231
Food Products 2.1%
Lamb Weston Holdings, Inc. ,
4.13%, 1/31/2030(a)(c) 1,220,000 1,139,279
4.38%, 1/31/2032(a) 1,220,000 1,139,748
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 2,245,000 2,031,052
Simmons Foods, Inc. ,
4.63%, 3/1/2029(a) 1,356,000 1,271,250
5,581,329
Health Care Providers & Services 0.3%
US Acute Care Solutions LLC ,
6.38%, 3/1/2026(a) 900,000 888,750

NVIT Amundi Multi Sector Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 1.6%
CDI Escrow Issuer, Inc. ,
5.75%, 4/1/2030(a) 1,315,000 1,328,150
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 821,755
Genting New York LLC ,
3.30%, 2/15/2026(a) 605,000 572,231
Grupo Posadas SAB de CV ,
4.00%, 12/30/2027(a)(c)
(g)(h) 779,690 574,956
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a) 910,000 830,605
4,127,697
Household Durables 0.2%
TopBuild Corp. ,
4.13%, 2/15/2032(a) 690,000 625,312
Household Products 0.2%
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a)(c) 615,000 608,850
Insurance 1.5%
Brown & Brown, Inc. ,
4.20%, 3/17/2032 620,000 629,958
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 2,010,000 2,284,959
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 988,594
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 168,143
4,071,654
Life Sciences Tools & Services 0.4%
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(c) 1,170,000 1,156,188
Marine 1.1%
Hidrovias International
Finance SARL ,
4.95%, 2/8/2031(a)(c) 970,000 817,070
Seaspan Corp. ,
Reg. S, 6.50%,
4/29/2026(a) 1,800,000 1,836,000
5.50%, 8/1/2029(a) 380,000 355,300
3,008,370
Media 0.9%
CSC Holdings LLC ,
4.63%, 12/1/2030(a)(c) 1,400,000 1,170,806
5.00%, 11/15/2031(a)(c) 300,000 251,358
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(c) 693,000 142,723
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 846,000 798,100
2,362,987
Metals & Mining 1.3%
Anglo American Capital plc ,
4.75%, 3/16/2052(a) 1,065,000 1,110,400
Carpenter Technology Corp. ,
7.63%, 3/15/2030 865,000 885,682
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 860,000 746,652
Novelis Corp. ,
3.88%, 8/15/2031(a) 420,000 384,157
TMS International Corp. ,
6.25%, 4/15/2029(a) 346,000 328,700
3,455,591
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc. ,
3.75%, 12/31/2024(a)(c) 280,000 271,600
Multi-Utilities 0.5%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(c)(e) 1,330,000 1,240,092
Oil, Gas & Consumable Fuels 7.4%
Boardwalk Pipelines LP ,
3.60%, 9/1/2032 340,000 324,148
Delek Logistics Partners LP ,
7.13%, 6/1/2028(a) 1,260,000 1,234,800
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 2,564,000 2,499,900
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044(c) 540,000 465,750
5.05%, 4/1/2045 420,000 339,150
5.45%, 6/1/2047 1,620,000 1,364,850
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 1,025,000 1,012,187
Harbour Energy plc ,
5.50%, 10/15/2026(a) 1,245,000 1,229,438
International Petroleum Corp. ,
Reg. S, 7.25%, 2/1/2027(a) 1,154,000 1,133,805
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a)(c) 2,190,000 2,014,800
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a)(c) 1,467,000 1,482,486
Neptune Energy Bondco plc ,
6.63%, 5/15/2025(a) 1,450,000 1,457,961
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,944,650

22 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petroleos Mexicanos,
6.75%, 9/21/2047 508,000 412,953
Strathcona Resources Ltd. ,
6.88%, 8/1/2026(a)(c) 1,300,000 1,309,750
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,490,000 1,518,131
19,744,759
Pharmaceuticals 1.8%
Gruenenthal GmbH ,
4.13%, 5/15/2028(a) EUR 2,100,000 2,259,239
Organon & Co. ,
2.88%, 4/30/2028(a) 555,000 584,157
4.13%, 4/30/2028(a) 395,000 376,318
Teva Pharmaceutical Finance
Netherlands II BV ,
6.00%, 1/31/2025 515,000 595,356
3.75%, 5/9/2027 200,000 208,693
4.38%, 5/9/2030 415,000 426,319
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 200,000 191,990
5.13%, 5/9/2029(c) 200,000 192,244
4,834,316
Professional Services 0.2%
CoreLogic, Inc. ,
4.50%, 5/1/2028(a)(c) 680,000 641,104
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030 1,160,000 1,103,056
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
4.15%, 4/15/2032(a) 850,000 850,000
Software 0.1%
Minerva Merger Sub, Inc. ,
6.50%, 2/15/2030(a)(c) 395,000 383,199
Specialty Retail 2.2%
AutoNation, Inc. ,
3.85%, 3/1/2032 2,750,000 2,662,154
Penske Automotive Group,
Inc. ,
3.75%, 6/15/2029 1,615,000 1,444,731
Shiba Bidco SpA ,
4.50%, 10/31/2028(a) 1,710,000 1,816,020
5,922,905
Thrifts & Mortgage Finance 0.3%
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a)(c) 850,000 757,367
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc. ,
4.13%, 5/15/2029(a) 805,000 743,667
Total Corporate Bonds
(cost $147,459,436)
137,230,826
Foreign Government Securities 2.2%
EGYPT 0.9%
Arab Republic of Egypt,
7.30%, 9/30/2033(a)(c) 2,680,000 2,337,303
MEXICO 0.9%
United Mexican States,
3.50%, 2/12/2034 1,110,000 1,031,734
4.28%, 8/14/2041 1,590,000 1,482,150
2,513,884
SERBIA 0.4%
Republic of Serbia,
2.05%, 9/23/2036(a) EUR 1,225,000 1,041,302
Total Foreign Government Securities
(cost $6,769,921)
5,892,489
Loan Participations 5.0%
Airlines 0.5%
LaserShip, Inc., 1st Lien Term
Loan, (ICE LIBOR USD 3
Month + 4.50%), 5.25%,
5/7/2028 (e) 656,700 652,596
Propulsion (BC) Finco, Term
Loan, (ICE LIBOR USD
1 Month + 0.00%), –%,
2/10/2029 (e) 780,000 775,616
1,428,212
0
Auto Components 0.2%
Autokiniton US Holdings, Inc.,
Term Loan B, (ICE LIBOR
USD 3 Month + 4.50%),
5.00%, 4/6/2028 (e) 484,565 476,691
0
Construction Machinery 0.2%
PECF USS Intermediate
Holding III Corporation,
Intial Term Loan, (ICE
LIBOR USD 3 Month +
4.25%), 4.76%, 12/15/2028
(e) 538,650 532,881
0
Diversified Telecommunication Services
0.2%
Cincinnati Bell Inc., Term
Loan B2, (SOFR + 3.25%),
4.05%, 11/22/2028 (e) 523,688 516,162
0

NVIT Amundi Multi Sector Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 23
Loan Participations
Principal
Amount ($) Value ($)
Environmental Control 0.6%
MIP V Waste Holdings LLC,
Intial Term Loan B, (ICE
LIBOR USD 1 Month +
3.25%), 3.75%, 12/8/2028
(e) 1,503,750 1,484,953
0
Health Care Equipment & Supplies 0.3%
Petco Health and Wellness
Co., Inc., First Lien Term
Loan, (ICE LIBOR USD 3
Month + 3.25%), 4.26%,
3/3/2028 (e) 851,400 842,281
0
Homefurnishing Retail 0.5%
Osmosis Buyer Ltd - Delayed
Draw, (ICE LIBOR USD
1 Month + 0.00%), –%,
7/31/2028 (e) 252,778 249,934
Osmosis Buyer Ltd., (ICE
LIBOR USD 3 Month +
0.00%), –%, 7/31/2028 (e) 1,112,222 1,099,710
1,349,644
0
Hotels, Restaurants & Leisure 0.7%
Enterprise Development
Authority, Term Loan B,
(ICE LIBOR USD 1 Month +
4.25%), 5.00%, 2/28/2028
(e) 1,776,500 1,758,735
0
Media 0.6%
Radiate Holdco LLC, Term
Loan, (ICE LIBOR USD 1
Month + 3.25%), 4.00%,
9/25/2026 (e) 1,680,788 1,664,618
0
Metal Fabrication/Hardware 0.5%
Grinding Media, Inc. 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.80%, 10/12/2028 (e) 1,393,000 1,377,329
0
Oil & Gas Services 0.7%
ProFrac Holdings II, LLC,
1st Leam Term Loan, (ICE
LIBOR USD 3 Month +
8.50%), 9.60%, 3/4/2025 (e) 1,880,000 1,842,400
0
Total Loan Participations
(cost $13,356,320) 13,273,906
Repurchase Agreements 2.9%
Principal
Amount ($) Value ($)
Bank of America NA
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $3,000,025,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $3,060,000.
(i) 3,000,000 3,000,000
Cantor Fitzgerald & Co.
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $4,708,531,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$4,802,662. (i) 4,708,493 4,708,493
Total Repurchase Agreements
(cost $7,708,493)
7,708,493
Total Investments
(cost $271,954,623) — 96.6%
256,856,696
Other assets in excess of
liabilities — 3.4% 9,111,403
NET ASSETS — 100.0%
$ 265,968,099

24 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $188,687,895 which represents 70.94% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2022.
(c) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $22,431,806, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,708,493 and by $15,651,741 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2022 – 11/15/2051, a total value of
$23,360,234.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2022. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2022.
(f) Security in default.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(h) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2022.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $7,708,493.
CDI CREST Depository Interest
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
MXN Mexican Peso
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 25
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
37-V1 5.00 Quarterly 12/20/2026 3.43
USD
41,000,000 (2,335,509) (332,982) (2,668,491)
Markit CDX North
American High
Yield Index Series
38-V1 5.00 Quarterly 6/20/2027 3.73
USD
60,000,000 (3,398,434) (20,547) (3,418,981)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.67
USD
61,000,000 (961,463) (43,571) (1,005,034)
(6,695,406) (397,100) (7,092,506)
As of March 31, 2022, the Fund had $6,115,128 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of March 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 17,768,396 EUR 16,114,062 JPMorgan Chase Bank 4/22/2022 (67,087)
USD 836,243 GBP 637,278 HSBC Bank PLC 4/22/2022 (813)
USD 627,608 MXN 12,723,089 JPMorgan Chase Bank 4/22/2022 (10,058)
Net unrealized depreciation (77,958)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar

26 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 47 6/2022 USD 7,052,937 (200,227)
Total long contracts (200,227)
Short Contracts
Euro-Bobl (16) 6/2022 EUR (2,280,822) 72,214
Euro-Bund (30) 6/2022 EUR (5,265,529) 241,470
U.S. Treasury 2 Year Note (11) 6/2022 USD (2,331,141) 30,394
U.S. Treasury 5 Year Note (212) 6/2022 USD (24,313,750) 630,255
U.S. Treasury 10 Year Note (71) 6/2022 USD (8,724,125) 254,438
U.S. Treasury 10 Year Ultra Note (300) 6/2022 USD (40,640,625) 1,312,840
U.S. Treasury Ultra Bond (73) 6/2022 USD (12,930,125) 457,823
Total short contracts 2,999,434
Net contracts 2,799,207
As of March 31, 2022, the Fund had $1,584,927 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

28 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward
foreign currency contracts, and financial futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 18,876,333 $ – $ 18,876,333
Collateralized Mortgage Obligations – 40,738,535 – 40,738,535
Commercial Mortgage-Backed Securities – 25,909,516 – 25,909,516
  Common Stocks
Airlines 748,030 – – 748,030
Paper & Forest Products – – – –
Total Common Stocks $ 748,030 $ – $ – $ 748,030
Convertible Bonds – 3,926,618 – 3,926,618
Convertible Preferred Stock 2,551,950 – – 2,551,950
Corporate Bonds – 137,230,826 – 137,230,826
Foreign Government Securities – 5,892,489 – 5,892,489
Futures Contracts 2,999,434 – – 2,999,434
Loan Participations – 13,273,906 – 13,273,906
Repurchase Agreements – 7,708,493 – 7,708,493
Total Assets $ 6,299,414 $ 253,556,716 $ – $ 259,856,130
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (397,100) $ – $ (397,100)
Forward Foreign Currency Contracts – (77,958) – (77,958)
Futures Contracts (200,227) – – (200,227)
Total Liabilities $ (200,227) $ (475,058) $ – $ (675,285)
Total $ 6,099,187 $ 253,081,658 $ – $ 259,180,845
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the period ended March 31, 2022, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
Loan Participation Total
Balance as of 12/31/2021 $ 1,694,700 $1,694,700
Accrued Accretion/(Amortization) (286) (286)
Realized Gains (Losses) 286 286
Purchases — —
Sales (1,680,000) (1,680,000)
Change in Unrealized Appreciation/Depreciation (14,700) (14,700)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 3/31/2022 $ – $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 3/31/2022 $– $—
Amounts designated as "−" are zero or have been rounded to zero.

NVIT Amundi Multi Sector Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 29
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a
counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2022 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form

30 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

NVIT Amundi Multi Sector Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 2,999,434
Total $ 2,999,434
Liabilities:
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (397,100)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (77,958)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (200,227)
Total $ (675,285)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 5.0%
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0.1%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 434,184 434,792
Other 4.9%
Goodgreen , Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 850,000 844,832
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,134,185
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 244,216
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 244,274
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 240,000 238,983
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,138,659
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 194,384
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,159,929
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 5,843,211
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 5,855,010
19,897,683
Total Asset-Backed Securities
(cost $21,401,535)
20,332,475
Collateralized Mortgage Obligations 6.1%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 429,200 428,316
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 1,027,865 1,045,615
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 147,551 149,476
Series 1993-149, Class M,
7.00%, 8/25/2023 49,871 51,134
Series 2005-40, Class YG,
5.00%, 5/25/2025 871,100 888,312
Series 2015-92, Class PA,
2.50%, 12/25/2041 3,187,589 3,085,768
Series 2013-59, Class MX,
2.50%, 9/25/2042 12,379,883 12,052,851
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2015-88, Class JA,
2.50%, 12/25/2045 2,417,902 2,340,809
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(b) 1,673,578 1,642,199
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 863,046 863,773
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,250,289 2,237,877
Total Collateralized Mortgage Obligations
(cost $25,394,989)
24,786,130
Corporate Bonds 11.8%
Diversified Financial Services 11.8%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 5,013,888
Series GG, 2.45%,
7/15/2024 5,500,000 5,471,849
Series OO, 1.75%,
11/15/2024 10,000,000 9,749,920
Series NN, 3.25%,
6/15/2025 14,000,000 14,221,478
Series PP, 1.40%,
7/15/2028 15,000,000 13,806,149
Total Corporate Bonds
(cost $49,442,359)
48,263,284
Mortgage-Backed Securities 24.5%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 2,349,650 2,419,486
Pool# G08881
3.50%, 6/1/2049 1,514,320 1,523,666
FHLMC Non Gold Pool Pool #
847558 ,
3.06%, 6/1/2035 (b) 491,246
510,400
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 2,686,710 2,714,718
Pool# SB8083
1.50%, 1/1/2036 8,846,645 8,400,687
Pool# SD8025
3.50%, 11/1/2049 3,321,646 3,339,760
Pool# SD8030
3.00%, 12/1/2049 1,685,174 1,656,120
Pool# SD8050
3.00%, 3/1/2050 2,481,322 2,437,897
Pool# SD8080
2.00%, 6/1/2050 2,717,789 2,531,409
Pool# SD8171
1.50%, 10/1/2051 3,259,732 2,913,092

NVIT Government Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 745684
1.98%, 4/1/2034(b) 1,283,008 1,328,020
Pool# 790760
1.86%, 9/1/2034(b) 451,570 454,236
Pool# 799144
1.54%, 4/1/2035(b) 265,938 268,080
Pool# 822705
2.14%, 4/1/2035(b) 189,621 190,159
Pool# 815217
1.81%, 5/1/2035(b) 564,909 567,370
Pool# 821377
1.96%, 5/1/2035(b) 214,757 215,329
Pool# 783609
2.31%, 5/1/2035(b) 432,086 433,357
Pool# 826181
1.85%, 7/1/2035(b) 634,158 637,844
Pool# 873932
6.31%, 8/1/2036 6,092,196 6,086,806
Pool# 745866
2.15%, 9/1/2036(b) 1,683,521 1,776,519
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 4,884,876 4,636,989
Pool# BM5426
3.00%, 12/1/2047 10,674,832 10,603,511
Pool# CA1564
4.50%, 4/1/2048 1,620,508 1,688,006
Pool# BM5267
4.50%, 12/1/2048 3,782,798 3,940,439
Pool# MA3664
4.00%, 5/1/2049 1,499,641 1,532,734
Pool# MA3746
4.00%, 8/1/2049 1,578,174 1,611,665
Pool# BP5843
2.50%, 5/1/2050 6,112,408 5,848,813
Pool# MA4096
2.50%, 8/1/2050 4,135,295 3,956,056
Pool# MA4119
2.00%, 9/1/2050 4,921,507 4,585,555
Pool# MA4183
2.50%, 11/1/2050 3,483,062 3,331,561
Pool# MA4577
2.00%, 4/1/2052 14,000,000 13,006,080
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 4/25/2052 3,000,000
2,862,188
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 85,408 86,409
Pool# 682492
3.50%, 10/15/2025 231,003 233,721
Pool# 719433
3.50%, 10/15/2025 136,527 138,127
Pool# 733504
3.50%, 11/15/2025 303,453 307,030
Pool# 682497
3.50%, 11/15/2025 225,885 228,548
Pool# 749618
3.50%, 11/15/2025 154,544 156,352
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 740930
3.50%, 11/15/2025 132,670 134,234
Pool# 742371
3.50%, 11/15/2025 41,604 42,438
Pool# 705178
3.50%, 11/15/2025 30,067 30,645
Pool# 750403
3.50%, 11/15/2025 20,919 21,166
Pool# 755650
3.50%, 12/15/2025 491,800 501,607
Pool# 682502
3.50%, 12/15/2025 165,249 167,183
Total Mortgage-Backed Securities
(cost $103,887,169)
100,056,012
U.S. Government Agency Securities 28.4%
FFCB
3.14%, 7/2/2026 13,500,000 13,823,415
2.75%, 11/6/2026 2,000,000 2,018,944
2.43%, 9/13/2027 22,000,000 21,865,645
1.95%, 11/27/2029 1,500,000 1,438,021
2.38%, 3/16/2032 15,000,000 14,685,223
3.19%, 3/9/2033 2,475,000 2,590,841
FHLB
2.75%, 12/11/2026 11,500,000 11,608,251
3.00%, 12/11/2026 10,000,000 10,204,763
2.13%, 12/14/2029 2,590,000 2,506,816
Hashemite Kingdom of Jordan
AID Bond
2.58%, 6/30/2022 2,000,000 2,004,183
3.00%, 6/30/2025 2,125,000 2,148,975
State of Israel AID Bond,
5.50%, 9/18/2033 3,074,000 3,911,085
Tennessee Valley Authority,
7.13%, 5/1/2030 20,721,000 27,346,990
Total U.S. Government Agency Securities
(cost $116,217,406)
116,153,152
U.S. Treasury Obligations 21.4%
U.S. Treasury Bonds
1.13%, 5/15/2040 2,000,000 1,575,937
1.13%, 8/15/2040 8,500,000 6,663,535
2.50%, 2/15/2046 12,000,000 11,748,750
2.25%, 8/15/2046 8,500,000 7,950,156
1.25%, 5/15/2050 23,250,000 17,341,231
U.S. Treasury Notes
0.75%, 12/31/2023 (c) 13,000,000 12,662,812
0.88%, 1/31/2024 (c) 2,000,000 1,949,063
1.50%, 9/30/2024 12,000,000 11,717,344
0.25%, 10/31/2025 11,000,000 10,141,914
1.63%, 5/15/2026 (c)(d) 500,000 482,441
0.50%, 5/31/2027 5,000,000 4,525,000

34 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Government Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 9/30/2028 1,000,000 927,969
Total U.S. Treasury Obligations
(cost $91,918,012)
87,686,152
Short-Term Investment 2.0%
U.S. Government Agency Security 2.0%
Resolution Funding Corp.,
0.00%, 1/15/2030(e) 10,000,000 8,085,073
Total Short-Term Investment
(cost $9,053,186)
8,085,073
Repurchase Agreement 0.1%
Cantor Fitzgerald & Co.
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $387,253,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$394,994. (f) 387,250 387,250
Total Repurchase Agreement
(cost $387,250)
387,250
Total Investments
(cost $417,701,906) — 99.3%
405,749,528
Other assets in excess of
liabilities — 0.7% 2,870,112
NET ASSETS — 100.0%
$ 408,619,640
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $25,504,640 which represents 6.24% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2022.
(c) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $14,727,661, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $387,250 and by $14,664,568 of collateral in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.13% – 2.75%, and maturity dates
ranging from 4/15/2022 – 11/15/2047, a total value of
$15,051,818.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $387,250.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (147) 6/2022 USD (18,062,625) 491,961
Net contracts 491,961
Currency:
USD United States Dollar

NVIT Government Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 20,332,475 $ – $ 20,332,475
Collateralized Mortgage Obligations – 24,786,130 – 24,786,130
Corporate Bonds – 48,263,284 – 48,263,284
Futures Contracts 491,961 – – 491,961
Mortgage-Backed Securities – 100,056,012 – 100,056,012
Repurchase Agreement – 387,250 – 387,250
Short-Term Investment – 8,085,073 – 8,085,073
U.S. Government Agency Securities – 116,153,152 – 116,153,152
U.S. Treasury Obligations – 87,686,152 – 87,686,152
Total $ 491,961 $ 405,749,528 $ – $ 406,241,489
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

36 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Government Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 491,961
Total $ 491,961
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT DoubleLine Total Return Tactical Fund - March 31, 2022 (Unaudited) - Statement of Investments - 37
Asset-Backed Securities 17.6%
Principal
Amount ($) Value ($)
Automobiles 0.1%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 240,058
Home Equity 7.6%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 3.01%,
11/25/2033(a) 1,254,893 1,221,762
Asset-Backed Securities
Corp. Home Equity Loan
Trust AMQ, Series 2007-
HE2, Class A4, 0.69%,
5/25/2037(a) 1,516,870 1,192,752
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 0.76%, 5/25/2036(a) 2,478,410 1,899,610
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 0.64%,
4/25/2037(a) 481,036 364,526
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
0.94%, 8/25/2036(a) 1,683,047 920,080
Series 2007-CH3, Class
M2, 0.78%, 3/25/2037(a) 1,500,000 1,392,315
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
0.67%, 5/25/2037(a) 1,507,448 1,469,297
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
0.96%, 6/25/2037(a) 2,212,418 760,330
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 1.02%,
5/25/2036(a) 1,500,000 1,367,486
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 1.03%, 1/25/2036(a) 2,049,000 1,767,766
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(b) 2,781,357 1,016,834
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 0.80%, 8/25/2036(a) 4,172,311 1,679,321
15,052,079
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 9.6%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(c) 66,448 66,682
AGL CLO 3 Ltd., Series
2020-3A, Class A, 1.54%,
1/15/2033(a)(c) 1,000,000 991,198
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(c) 721,540 598,156
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
1.48%, 7/20/2034(a)(c) 500,000 493,530
Capital Four US CLO I Ltd.,
Series 2021-1A, Class A,
1.45%, 1/18/2035(a)(c) 500,000 494,152
Cathedral Lake Ltd., Series
2021-8A, Class A1, 1.32%,
1/20/2035(a)(c) 500,000 495,609
CLNC Ltd., Series 2019-
FL1, Class A, 1.41%,
8/20/2035(a)(c) 155,972 154,524
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 2.17%, 4/14/2035(a)(c) 500,000 498,825
FS RIALTO, Series 2021-
FL2, Class A, 1.65%,
5/16/2038(a)(c) 375,000 370,870
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 2.70%,
1/19/2039(a)(c) 200,000 199,960
Generate CLO 9 Ltd., Series
9A, Class A, 1.33%,
10/20/2034(a)(c) 500,000 493,798
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(c) 500,000 447,883
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
1.56%, 4/15/2034(a)(c) 500,000 497,374
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(c) 1,119,109 1,020,670
Series 2021-1, Class F,
3.33%, 9/17/2041(c) 657,640 589,699
LCM XV LP, Series 15A, Class
DR, 3.95%, 7/20/2030(a)(c) 250,000 246,872
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
1.90%, 5/15/2036(a)(c) 188,000 185,465
Marble Point CLO
Management LLC, Series
2021-2A, Class A, 1.46%,
7/25/2034(a)(c) 500,000 493,824
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
1.53%, 1/20/2032(a)(c) 500,000 496,036

38 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(c) 500,000 496,690
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(c) 733,125 743,005
Ocean Trails CLO X, Series
2020-10A, Class AR,
1.46%, 10/15/2034(a)(c) 500,000 494,357
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(c) 349,856 331,386
Series 2021-3, Class B,
1.74%, 5/15/2029(c) 500,000 471,098
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(c) 500,000 475,382
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
3.46%, 3/25/2026(a)(c) 850,000 833,914
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(b)(c) 966,758 935,414
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
1.44%, 10/20/2030(a)(c) 500,000 498,143
Sprite Ltd.
Series 2017-1, Class A,
4.25%, 12/15/2037(c) 1,960 1,916
Series 2021-1, Class A,
3.75%, 11/15/2046(c) 484,850 446,672
SUNNOVA HELIOS II ISSUER
LLC, Series 2021-A, Class
A, 1.80%, 2/20/2048(c) 448,877 417,975
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(c) 470,195 460,821
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 1.32%, 1/17/2032(a)
(c) 500,000 496,247
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(c) 805,045 705,419
Trimaran Cavu Ltd., Series
2021-3A, Class A, 1.31%,
1/18/2035(a)(c) 500,000 492,518
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(c) 339,882 330,025
Series 2021-ST4, Class A,
2.00%, 7/20/2027(c) 256,119 247,277
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(c) 421,567 379,948
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(b)(c) 416,645 405,695
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
2.00%, 7/20/2032(a)(c) 500,000 492,453
18,991,482
Student Loan 0.3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(c) 500,000 495,437
Total Asset-Backed Securities
(cost $36,602,309)
34,779,056
Collateralized Mortgage Obligations 15.2%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 1.26%, 12/25/2035(a) 1,144,752 996,353
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,953,797 1,246,098
Series 2006-OA7, Class
1A2, 1.08%, 6/25/2046(a) 1,704,590 1,576,275
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
0.94%, 2/25/2036(a) 1,407,293 1,415,972
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,635,163 978,782
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,194,989 768,648
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 1,696,818 1,700,783
Series 5004, Class LS, IO,
5.69%, 7/25/2050(a) 3,374,123 617,008
Series 5198, Class KZ,
2.00%, 2/25/2052 2,207,339 1,791,706
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(c) 1,000,000 963,883
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,827,298 1,791,321
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,325,016 2,219,318
Series 2018-33, Class A,
3.00%, 5/25/2048 792,074 764,852
Series 2019-64, Class D,
2.50%, 11/25/2049 506,628 482,068
Series 2020-77, Class S,
IO, 4.05%, 11/25/2050(a) 6,322,784 859,924
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,044,024 2,540,701
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(c) 700,000 665,233

NVIT DoubleLine Total Return Tactical Fund - March 31, 2022 (Unaudited) - Statement of Investments - 39
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA , 0.00%, 8/16/2063(a) 5,418,428 411,102
GNMA REMICS
Series 2019-84, Class SA,
IO, 2.95%, 7/20/2049(a) 6,101,081 353,990
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 4,193,726 554,956
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 0.82%,
7/25/2047(a) 776,361 593,964
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 381,474 387,814
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(c) 521,974 510,244
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(c) 550,000 530,865
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 1,090,744 1,008,371
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,942,300 1,919,281
Toorak Mortgage Corp. Ltd.,
Series 2020-1, Class A2,
3.23%, 3/25/2023(b)(c) 1,100,000 1,074,195
Verus Securitization Trust,
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(c) 600,000 551,432
ZH Trust, Series 2021-
2, Class A, 2.35%,
10/17/2027(c) 650,000 638,581
Total Collateralized Mortgage Obligations
(cost $32,339,859)
29,913,720
Commercial Mortgage-Backed Securities 7.5%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 1.30%,
12/18/2037(a)(c) 133,622 132,643
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(a) 3,036,000 159,819
Series 2017-BNK6, Class
XA, IO, 0.80%, 7/15/2060(a) 4,363,721 137,628
Series 2018-BN10, Class
XA, IO, 0.70%, 2/15/2061(a) 2,805,455 96,325
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.05%, 2/15/2053(a) 1,984,096 127,041
Series 2021-C12, Class XA,
IO, 0.96%, 11/15/2054(a) 2,725,754 183,578
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.14%, 11/5/2036(a)
(c) 4,823,000 22,299
Series 2012-SHOW, Class
XA, IO, 0.60%, 11/5/2036(a)
(c) 8,760,000 130,182
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.77%, 9/15/2053(a) 1,317,330 125,024
Series 2021-B27, Class XA,
IO, 1.27%, 7/15/2054(a) 2,006,959 172,482
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
2.40%, 9/15/2036(a)(c) 134,000 128,912
Series 2021-VOLT, Class F,
2.80%, 9/15/2036(a)(c) 134,000 129,249
Series 2021-21M, Class H,
4.41%, 10/15/2036(a)(c) 201,000 194,195
Series 2021-SOAR, Class
A, 1.07%, 6/15/2038(a)(c) 200,000 195,741
BX Trust
Series 2018-EXCL, Class A,
1.48%, 9/15/2037(a)(c) 47,511 46,978
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(c) 211,000 182,986
Series 2019-OC11, Class D,
4.08%, 12/9/2041(a)(c) 100,000 92,795
BXMT Ltd., Series 2021-
FL4, Class A, 1.45%,
5/15/2038(a)(c) 125,000 124,281
CD Mortgage Trust
Series 2017-CD6, Class XA,
IO, 0.92%, 11/13/2050(a) 5,570,146 178,594
Series 2017-CD6, Class C,
4.26%, 11/13/2050(a) 202,000 196,462
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.63%,
5/10/2058(a) 2,040,440 105,490
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.50%, 12/10/2041(a)(c) 115,000 99,493
Series 2014-GC19, Class
XA, IO, 1.12%, 3/10/2047(a) 3,406,124 56,390
Series 2014-GC21, Class
XA, IO, 1.14%, 5/10/2047(a) 2,955,988 58,966
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(c) 139,000 93,319
COMM Mortgage Trust
Series 2017-PANW, Class
E, 3.81%, 10/10/2029(a)(c) 254,000 240,330
Series 2017-PANW, Class
D, 3.93%, 10/10/2029(a)(c) 152,000 148,065
Series 2014-CR20,
Class XA, IO, 0.98%,
11/10/2047(a) 5,653,891 112,988

40 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2015-CR23, Class C,
4.29%, 5/10/2048(a) 407,000 400,718
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.87%, 1/15/2049(a) 625,896 37,985
Series 2017-CX10,
Class XA, IO, 0.70%,
11/15/2050(a) 6,901,634 200,079
Series 2017-CX10, Class C,
4.11%, 11/15/2050(a) 405,000 370,564
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 247,587
CSMC, Series 2020-
NET, Class A, 2.26%,
8/15/2037(c) 158,571 150,821
CSMC Trust
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(c) 250,000 231,915
Series 2021-B33, Class A1,
3.05%, 10/10/2043(c) 100,000 95,342
Series 2021-B33, Class A2,
3.17%, 10/10/2043(c) 157,000 149,037
CSWF, Series 2018-
TOP, Class F, 3.15%,
8/15/2035(a)(c) 160,800 159,315
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.47%, 5/25/2030(a) 1,879,312 1,869,534
Series 2020-M7, Class X2,
IO, 1.24%, 3/25/2031(a) 5,190,377 410,393
GNMA REMICS
Series 2021-35, Class , IO,
1.02%, 12/16/2062(a) 5,064,857 421,795
Series 2021-52, Class , IO,
0.77%, 4/16/2063(a) 4,900,876 330,693
Series 2021-129, Class , IO,
0.99%, 6/16/2063(a) 5,636,127 448,916
Series 2021-79, Class , IO,
0.91%, 8/16/2063(a) 5,604,170 438,154
Series 2022-49, Class , IO,
0.76%, 3/16/2064(a) 6,776,000 498,062
Series 2021-208, Class IO,
IO, 0.75%, 6/16/2064(a) 6,805,998 473,638
GPMT Ltd., Series 2021-
FL3, Class A, 1.72%,
7/16/2035(a)(c) 171,997 171,290
Great Wolf Trust
Series 2019-WOLF, Class
E, 3.13%, 12/15/2036(a)(c) 100,000 95,875
Series 2019-WOLF, Class F,
3.53%, 12/15/2036(a)(c) 100,000 95,244
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 2.00%,
7/15/2031(a)(c) 100,000 94,944
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.57%, 11/10/2049(a) 5,518,945 122,116
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-GS8, Class XA,
IO, 0.96%, 11/10/2050(a) 5,259,668 203,915
Series 2018-GS9, Class C,
4.36%, 3/10/2051(a) 175,000 173,690
HPLY Trust, Series 2019-
HIT, Class F, 3.55%,
11/15/2036(a)(c) 90,846 87,099
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(c) 113,000 111,516
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 3.98%,
9/15/2047(a)(c) 200,000 185,489
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.65%, 5/13/2053(a) 1,356,163 125,243
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(a) 158,000 150,739
Med Trust, Series 2021-
MDLN, Class G, 5.65%,
11/15/2038(a)(c) 201,000 196,257
MF1 Ltd., Series 2020-
FL3, Class A, 2.47%,
7/15/2035(a)(c) 30,535 30,498
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 1.20%,
4/15/2038(a)(c) 200,000 196,746
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.26%, 5/15/2050(a) 2,548,442 121,711
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
2.60%, 11/15/2034(a)(c) 111,000 109,369
Series 2017-ASHF, Class E,
3.55%, 11/15/2034(a)(c) 167,000 163,142
Series 2019-L3, Class XA,
IO, 0.64%, 11/15/2052(a) 3,032,179 122,317
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 106,641
One New York Plaza Trust,
Series 2020-1NYP, Class C,
2.60%, 1/15/2036(a)(c) 150,000 147,747
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.90%, 10/10/2048(a) 3,016,562 162,216
Soho Trust, Series 2021-
SOHO, Class B, 2.70%,
8/10/2038(a)(c) 202,000 174,342
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(a) 194,000 188,983
Series 2017-C4, Class B,
4.24%, 10/15/2050(a) 161,000 156,888

NVIT DoubleLine Total Return Tactical Fund - March 31, 2022 (Unaudited) - Statement of Investments - 41
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.59%, 5/15/2048(a) 8,457,191 125,797
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 191,548
Series 2017-C42, Class C,
4.30%, 12/15/2050(a) 161,000 156,265
Series 2020-C57, Class XA,
IO, 2.09%, 8/15/2053(a) 1,078,880 139,643
Series 2021-C59, Class XA,
IO, 1.55%, 4/15/2054(a) 1,675,585 168,050
Total Commercial Mortgage-Backed
Securities
(cost $15,628,483) 14,882,123
Corporate Bonds 12.9%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
2.95%, 2/1/2030 145,000 134,352
Raytheon Technologies Corp. ,
3.03%, 3/15/2052 70,000 61,329
Textron, Inc. ,
2.45%, 3/15/2031 220,000 199,179
TransDigm , Inc. ,
6.25%, 3/15/2026(c) 70,000 71,865
5.50%, 11/15/2027 45,000 44,662
511,387
Air Freight & Logistics 0.0%
†
FedEx Corp. ,
4.75%, 11/15/2045 65,000 69,335
Airlines 0.1%
American Airlines, Inc. ,
5.75%, 4/20/2029(c) 205,000 204,231
United Airlines, Inc. ,
4.63%, 4/15/2029(c) 40,000 38,038
242,269
Auto Components 0.1%
American Axle &
Manufacturing, Inc. ,
5.00%, 10/1/2029 40,000 37,526
Clarios Global LP ,
6.25%, 5/15/2026(c) 49,000 50,409
Dealer Tire LLC ,
8.00%, 2/1/2028(c) 35,000 35,087
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031(c) 70,000 64,729
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 39,257
227,008
Automobiles 0.0%
†
Ford Motor Co. ,
3.25%, 2/12/2032 70,000 62,519
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 1.0%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(c)(d)(e) 200,000 184,352
Banco de Credito del Peru SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(c)(e) 100,000 94,100
Bank of America Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 230,000 197,747
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 145,000 131,757
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 270,000 270,060
DBS Group Holdings Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.10%),
1.82%, 3/10/2031(e) 200,000 186,610
JPMorgan Chase & Co. ,
(SOFR + 1.25%), 2.58%,
4/22/2032(e) 145,000 132,842
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 140,000 131,986
Korea Development Bank
(The) ,
1.00%, 9/9/2026 200,000 184,454
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 140,000 140,843
(SOFR + 1.25%), 2.49%,
1/6/2028(e) 145,000 135,285
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 135,000 134,781
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 150,000 133,282
2,058,099
Beverages 0.2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 110,000 134,120
Constellation Brands, Inc. ,
3.15%, 8/1/2029 80,000 77,250
2.88%, 5/1/2030 60,000 56,279

42 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(c) 45,000 40,730
Triton Water Holdings, Inc. ,
6.25%, 4/1/2029(c) 95,000 80,996
389,375
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024 40,000 40,782
3.80%, 3/15/2025 95,000 96,766
137,548
Building Products 0.1%
Carrier Global Corp. ,
3.58%, 4/5/2050 65,000 59,478
Griffon Corp. ,
5.75%, 3/1/2028 40,000 38,460
97,938
Capital Markets 0.6%
Ares Capital Corp. ,
2.88%, 6/15/2027 145,000 131,918
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(c) 185,000 161,203
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 1.68%,
5/15/2026(e) 279,000 280,431
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(c)(e) 160,000 142,011
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 305,000 261,490
Temasek Financial I Ltd. ,
1.00%, 10/6/2030(c) 250,000 214,396
1,191,449
Chemicals 0.3%
ASP Unifrax Holdings, Inc. ,
5.25%, 9/30/2028(c) 70,000 65,025
CVR Partners LP ,
6.13%, 6/15/2028(c) 45,000 44,987
Equate Petrochemical BV ,
Reg. S, 2.63%, 4/28/2028 200,000 185,250
EverArc Escrow Sarl ,
5.00%, 10/30/2029(c) 95,000 86,806
LG Chem Ltd. ,
2.38%, 7/7/2031(c) 200,000 180,113
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 30,000 24,587
WR Grace Holdings LLC ,
5.63%, 8/15/2029(c) 85,000 79,484
666,252
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(c) 35,000 35,414
9.75%, 7/15/2027(c) 70,000 72,353
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Garda World Security Corp. ,
6.00%, 6/1/2029(c) 70,000 62,879
Madison IAQ LLC ,
4.13%, 6/30/2028(c) 55,000 50,690
5.88%, 6/30/2029(c) 45,000 40,388
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(c) 55,000 55,137
316,861
Communications Equipment 0.0%
†
Avaya, Inc. ,
6.13%, 9/15/2028(c) 40,000 39,447
CommScope , Inc. ,
4.75%, 9/1/2029(c) 55,000 50,655
90,102
Construction & Engineering 0.1%
Pike Corp. ,
5.50%, 9/1/2028(c) 140,000 131,950
Quanta Services, Inc. ,
2.35%, 1/15/2032 155,000 134,555
266,505
Consumer Finance 0.4%
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(c) 95,000 86,738
3.25%, 2/15/2027(c) 50,000 47,032
Discover Financial Services ,
4.10%, 2/9/2027 135,000 137,652
Ford Motor Credit Co. LLC ,
(ICE LIBOR USD 3
Month + 1.24%), 1.74%,
2/15/2023(e) 240,000 238,146
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 75,000 67,118
3.10%, 1/12/2032 70,000 62,917
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(c)(f) 59,059 53,657
Navient Corp. ,
5.00%, 3/15/2027 30,000 28,575
OneMain Finance Corp. ,
6.63%, 1/15/2028 50,000 52,375
774,210
Containers & Packaging 0.1%
Berry Global, Inc. ,
0.95%, 2/15/2024 145,000 138,815
WRKCo , Inc. ,
3.75%, 3/15/2025 135,000 136,390
275,205
Diversified Consumer Services 0.0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(c) 90,000 84,695
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
2.75%, 6/1/2031 60,000 56,261

NVIT DoubleLine Total Return Tactical Fund - March 31, 2022 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
2.25%, 2/1/2032 150,000 133,008
3.30%, 2/1/2052 95,000 81,433
CCO Holdings LLC ,
4.75%, 3/1/2030(c) 50,000 48,012
4.75%, 2/1/2032(c) 45,000 41,906
4.25%, 1/15/2034(c) 40,000 34,740
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(c) 15,000 14,899
5.00%, 5/1/2028(c) 30,000 28,800
6.00%, 1/15/2030(c) 45,000 41,625
Intelsat Jackson Holdings SA ,
6.50%, 3/15/2030(c) 45,000 44,887
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(c) 60,000 56,480
Lumen Technologies, Inc. ,
5.13%, 12/15/2026(c) 45,000 42,863
4.00%, 2/15/2027(c) 40,000 37,253
Verizon Communications, Inc. ,
1.75%, 1/20/2031 245,000 213,608
875,775
Electric Utilities 0.7%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 110,000 97,630
Duke Energy Carolinas LLC ,
3.55%, 3/15/2052 40,000 39,514
Duke Energy Corp. ,
2.65%, 9/1/2026 210,000 204,386
Exelon Corp. ,
4.10%, 3/15/2052(c) 20,000 20,313
Guacolda Energia SA ,
Reg. S, 4.56%, 4/30/2025 200,000 67,000
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(c) 193,000 179,490
Mercury Chile Holdco LLC ,
6.50%, 1/24/2027(c) 200,000 191,454
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 182,126
Monongahela Power Co. ,
5.40%, 12/15/2043(c) 55,000 63,165
NRG Energy, Inc. ,
3.63%, 2/15/2031(c) 80,000 70,367
Pacific Gas and Electric Co. ,
1.37%, 3/10/2023 70,000 68,767
2.50%, 2/1/2031 80,000 69,003
PG&E Corp. ,
5.00%, 7/1/2028 25,000 24,165
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 135,000 135,406
1,412,786
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 135,000 135,451
Vontier Corp. ,
1.80%, 4/1/2026 145,000 131,110
266,561
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0.2%
Halliburton Co. ,
2.92%, 3/1/2030 70,000 67,669
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(c) 79,688 78,891
Transocean, Inc. ,
11.50%, 1/30/2027(c) 18,000 18,585
USA Compression Partners
LP ,
6.88%, 9/1/2027 105,000 105,403
Weatherford International Ltd. ,
6.50%, 9/15/2028(c) 45,000 46,518
317,066
Entertainment 0.1%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(c) 50,000 48,187
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(c) 55,000 58,576
4.75%, 10/15/2027(c) 75,000 73,125
Magallanes, Inc. ,
3.76%, 3/15/2027(c) 115,000 114,791
294,679
Equity Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 195,000 164,930
Crown Castle International
Corp. ,
4.30%, 2/15/2029 130,000 133,538
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 165,000 144,204
Iron Mountain, Inc. ,
4.50%, 2/15/2031(c) 30,000 27,705
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(c) 50,000 46,873
Vornado Realty LP ,
2.15%, 6/1/2026 60,000 56,077
Welltower , Inc. ,
2.05%, 1/15/2029 150,000 136,500
709,827
Food & Staples Retailing 0.2%
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(c) 55,000 54,736
4.25%, 8/1/2029(c) 40,000 36,450
Sysco Corp. ,
3.25%, 7/15/2027 70,000 69,621
3.30%, 2/15/2050 75,000 65,524
United Natural Foods, Inc. ,
6.75%, 10/15/2028(c) 45,000 46,125
US Foods, Inc. ,
4.63%, 6/1/2030(c) 90,000 83,260
355,716

44 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.1%
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 80,000 73,595
Post Holdings, Inc. ,
4.63%, 4/15/2030(c) 50,000 45,023
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(c) 125,000 126,347
3.00%, 10/15/2030(c) 10,000 9,075
254,040
Gas Utilities 0.1%
Ferrellgas LP ,
5.38%, 4/1/2026(c) 35,000 33,049
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(c) 140,000 131,250
Superior Plus LP ,
4.50%, 3/15/2029(c) 70,000 65,774
230,073
Health Care Equipment & Supplies 0.1%
Mozart Debt Merger Sub, Inc. ,
5.25%, 10/1/2029(c) 95,000 88,319
Ortho-Clinical Diagnostics,
Inc. ,
7.25%, 2/1/2028(c) 45,000 46,350
134,669
Health Care Providers & Services 0.7%
Anthem, Inc. ,
3.30%, 1/15/2023 140,000 141,040
Centene Corp. ,
3.00%, 10/15/2030 35,000 32,146
2.50%, 3/1/2031 185,000 163,268
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(c) 60,000 60,627
6.88%, 4/15/2029(c) 65,000 63,862
CVS Health Corp. ,
2.70%, 8/21/2040 120,000 102,312
HCA, Inc. ,
4.13%, 6/15/2029 65,000 66,255
5.13%, 6/15/2039 60,000 64,701
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(c) 30,000 30,997
4.38%, 2/15/2027(c) 40,000 38,644
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(c) 70,000 65,255
Option Care Health, Inc. ,
4.38%, 10/31/2029(c) 70,000 65,625
Owens & Minor, Inc. ,
6.63%, 4/1/2030(c) 70,000 72,031
Radiology Partners, Inc. ,
9.25%, 2/1/2028(c) 45,000 45,000
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(c) 95,000 92,765
Select Medical Corp. ,
6.25%, 8/15/2026(c) 125,000 129,405
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Tenet Healthcare Corp. ,
6.13%, 10/1/2028(c) 75,000 76,219
1,310,152
Hotels, Restaurants & Leisure 0.6%
Boyne USA, Inc. ,
4.75%, 5/15/2029(c) 125,000 120,000
Caesars Entertainment, Inc. ,
4.63%, 10/15/2029(c) 45,000 42,075
Carnival Corp. ,
5.75%, 3/1/2027(c) 190,000 181,196
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 39,401
Expedia Group, Inc. ,
5.00%, 2/15/2026 95,000 99,480
3.80%, 2/15/2028 170,000 169,098
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(c) 75,000 68,998
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 145,000 132,340
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(c) 40,000 36,874
NCL Corp. Ltd. ,
5.88%, 2/15/2027(c) 45,000 44,325
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(c) 65,000 55,864
5.88%, 9/1/2031(c) 65,000 55,488
Scientific Games Holdings LP ,
6.63%, 3/1/2030(c) 85,000 83,791
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(c) 45,000 47,138
Viking Cruises Ltd. ,
5.88%, 9/15/2027(c) 105,000 95,699
1,271,767
Household Durables 0.1%
Mattamy Group Corp. ,
4.63%, 3/1/2030(c) 60,000 56,359
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(c) 70,000 60,494
116,853
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(c) 60,000 54,497
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(c) 60,000 55,350
7.00%, 12/31/2027(c) 40,000 33,800
143,647
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
5.13%, 3/15/2028(c) 45,000 42,866

NVIT DoubleLine Total Return Tactical Fund - March 31, 2022 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Calpine Corp.,
4.63%, 2/1/2029(c) 30,000 27,600
70,466
Insurance 0.5%
Acrisure LLC ,
4.25%, 2/15/2029(c) 35,000 31,795
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(c) 40,000 39,517
AmWINS Group, Inc. ,
4.88%, 6/30/2029(c) 95,000 91,202
Athene Holding Ltd. ,
3.95%, 5/25/2051 165,000 150,549
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(c) 70,000 67,039
Brighthouse Financial, Inc. ,
3.85%, 12/22/2051 95,000 79,231
Brown & Brown, Inc. ,
2.38%, 3/15/2031 105,000 92,245
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(c) 45,000 45,524
Guardian Life Global Funding ,
1.25%, 5/13/2026(c) 145,000 134,134
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(c) 140,000 125,762
NFP Corp. ,
6.88%, 8/15/2028(c) 35,000 33,425
890,423
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. ,
1.22%, 10/18/2024 145,000 139,437
Media 0.5%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(c) 50,000 49,875
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 195,000 166,679
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(c) 70,000 69,850
Comcast Corp. ,
2.94%, 11/1/2056(c) 172,000 141,990
Diamond Sports Group LLC ,
5.38%, 8/15/2026(c) 25,000 9,687
DIRECTV Holdings LLC ,
5.88%, 8/15/2027(c) 40,000 39,350
DISH DBS Corp. ,
5.75%, 12/1/2028(c) 45,000 42,581
5.13%, 6/1/2029 40,000 34,064
GCI LLC ,
4.75%, 10/15/2028(c) 50,000 48,813
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(c) 50,000 47,688
Corporate Bonds
Principal
Amount ($) Value ($)
Media
News Corp. ,
5.13%, 2/15/2032(c) 30,000 30,160
Nexstar Media, Inc. ,
5.63%, 7/15/2027(c) 25,000 25,305
Omnicom Group, Inc. ,
2.45%, 4/30/2030 145,000 134,122
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(c) 60,000 60,046
Univision Communications,
Inc. ,
4.50%, 5/1/2029(c) 45,000 42,835
943,045
Metals & Mining 0.3%
Arconic Corp. ,
6.13%, 2/15/2028(c) 75,000 75,252
CAP SA ,
Reg. S, 3.90%, 4/27/2031 200,000 181,202
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 60,000 67,191
Glencore Funding LLC ,
1.63%, 4/27/2026(c) 90,000 83,112
3.38%, 9/23/2051(c) 60,000 50,449
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(c) 55,000 51,852
509,058
Multiline Retail 0.1%
Dollar General Corp. ,
3.50%, 4/3/2030 135,000 134,292
Dollar Tree, Inc. ,
4.00%, 5/15/2025 135,000 138,103
272,395
Multi-Utilities 0.1%
Empresas Publicas de
Medellin ESP ,
Reg. S, 4.25%, 7/18/2029 200,000 178,040
Oil, Gas & Consumable Fuels 1.7%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(c) 24,000 24,441
BP Capital Markets America,
Inc. ,
3.00%, 3/17/2052 170,000 146,446
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(c) 65,000 67,112
CNX Resources Corp. ,
6.00%, 1/15/2029(c) 50,000 50,500
Continental Resources, Inc. ,
2.27%, 11/15/2026(c) 50,000 46,686
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 170,186
Energy Transfer LP ,
4.75%, 1/15/2026 65,000 67,548
5.00%, 5/15/2044(b) 65,000 63,620
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 135,000 137,422
EQM Midstream Partners LP ,
4.75%, 1/15/2031(c) 85,000 79,475

46 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp. ,
2.99%, 3/19/2025 95,000 95,425
Galaxy Pipeline Assets Bidco
Ltd. ,
2.16%, 3/31/2034(c) 200,000 183,970
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(c) 60,000 59,961
4.25%, 2/15/2030(c) 85,000 80,206
Hilcorp Energy I LP ,
6.25%, 11/1/2028(c) 45,000 45,225
5.75%, 2/1/2029(c) 30,000 30,018
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 191,600 191,801
MEG Energy Corp. ,
7.13%, 2/1/2027(c) 60,000 62,820
5.88%, 2/1/2029(c) 10,000 10,137
MPLX LP ,
1.75%, 3/1/2026 75,000 70,277
NGL Energy Operating LLC ,
7.50%, 2/1/2026(c) 85,000 83,614
NuStar Logistics LP ,
6.38%, 10/1/2030 45,000 45,609
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 35,000 40,162
6.13%, 1/1/2031 50,000 56,250
6.45%, 9/15/2036 30,000 35,241
Oleoducto Central SA ,
Reg. S, 4.00%, 7/14/2027 200,000 188,492
Parkland Corp. ,
4.50%, 10/1/2029(c) 55,000 50,993
Petrobras Global Finance BV ,
5.50%, 6/10/2051 200,000 171,620
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 179,100
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 81,290
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 90,000 83,465
Qatar Energy ,
Reg. S, 2.25%, 7/12/2031 200,000 184,028
Rattler Midstream LP ,
5.63%, 7/15/2025(c) 30,000 30,450
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 105,000 111,044
Southwestern Energy Co. ,
5.38%, 2/1/2029 40,000 40,500
4.75%, 2/1/2032 45,000 44,944
Sunoco LP ,
6.00%, 4/15/2027 35,000 35,656
4.50%, 5/15/2029 20,000 18,869
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 105,000 96,932
Valero Energy Corp. ,
2.85%, 4/15/2025 24,000 23,713
4.00%, 6/1/2052 25,000 23,495
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Western Midstream Operating
LP ,
3.60%, 2/1/2025(b) 45,000 44,696
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 65,000 65,710
3,419,149
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(c) 136,000 137,399
Glatfelter Corp. ,
4.75%, 11/15/2029(c) 90,000 76,275
213,674
Personal Products 0.0%
†
Coty, Inc. ,
5.00%, 4/15/2026(c) 40,000 38,950
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(c) 35,000 35,222
6.25%, 2/15/2029(c) 45,000 36,900
Endo Luxembourg Finance
Co. I Sarl ,
6.13%, 4/1/2029(c) 40,000 36,500
Royalty Pharma plc ,
3.30%, 9/2/2040 165,000 140,480
Viatris , Inc. ,
1.65%, 6/22/2025 45,000 41,875
3.85%, 6/22/2040 70,000 60,544
351,521
Real Estate Management & Development 0.1%
Realogy Group LLC ,
5.75%, 1/15/2029(c) 45,000 42,412
5.25%, 4/15/2030(c) 90,000 82,800
125,212
Road & Rail 0.2%
CSX Corp. ,
3.35%, 9/15/2049 140,000 130,312
First Student Bidco , Inc. ,
4.00%, 7/31/2029(c) 50,000 46,626
NESCO Holdings II, Inc. ,
5.50%, 4/15/2029(c) 15,000 14,738
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(c) 65,000 66,620
Triton Container International
Ltd. ,
3.25%, 3/15/2032 140,000 128,958
Uber Technologies, Inc. ,
7.50%, 9/15/2027(c) 40,000 42,650
4.50%, 8/15/2029(c) 40,000 37,500
467,404
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.42%, 4/15/2033(c) 143,000 133,465
Marvell Technology, Inc. ,
1.65%, 4/15/2026 110,000 102,209

NVIT DoubleLine Total Return Tactical Fund - March 31, 2022 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV ,
3.88%, 6/18/2026(c) 100,000 100,321
Qorvo , Inc. ,
1.75%, 12/15/2024(c) 50,000 47,694
383,689
Software 0.2%
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(c) 95,000 89,377
Minerva Merger Sub, Inc. ,
6.50%, 2/15/2030(c) 100,000 97,013
Oracle Corp. ,
3.60%, 4/1/2050 160,000 132,698
VMware, Inc. ,
2.20%, 8/15/2031 105,000 92,445
Workday, Inc. ,
3.70%, 4/1/2029 60,000 60,134
471,667
Specialty Retail 0.3%
At Home Group, Inc. ,
7.13%, 7/15/2029(c) 25,000 21,625
Dick's Sporting Goods, Inc. ,
3.15%, 1/15/2032 80,000 73,338
4.10%, 1/15/2052 30,000 25,603
Lowe's Cos., Inc. ,
4.25%, 4/1/2052 135,000 139,635
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(c) 45,000 41,314
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(c) 90,000 81,000
SRS Distribution, Inc. ,
4.63%, 7/1/2028(c) 65,000 62,089
Staples, Inc. ,
7.50%, 4/15/2026(c) 35,000 33,989
Victoria's Secret & Co. ,
4.63%, 7/15/2029(c) 125,000 112,596
591,189
Technology Hardware, Storage & Peripherals 0.1%
NetApp, Inc. ,
1.88%, 6/22/2025 105,000 100,402
Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(c) 115,000 109,677
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(c) 90,000 77,220
186,897
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 150,000 132,195
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 140,000 138,106
Corporate Bonds
Principal
Amount ($) Value ($)
Transportation Infrastructure 0.2%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 196,000 175,124
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 192,190
367,314
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 145,000 128,945
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 170,000 160,191
3.38%, 4/15/2029 20,000 19,023
3.38%, 4/15/2029(c) 10,000 9,511
2.88%, 2/15/2031 20,000 18,019
206,744
Total Corporate Bonds
(cost $27,218,896)
25,480,290
Foreign Government Securities 1.0%
BRAZIL 0.2%
Federative Republic of Brazil,
3.75%, 9/12/2031 200,000 180,500
5.63%, 2/21/2047 200,000 188,978
369,478
CHILE 0.2%
Republic of Chile,
2.55%, 1/27/2032 200,000 187,924
3.10%, 5/7/2041 200,000 175,952
363,876
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 188,605
DOMINICAN REPUBLIC 0.0%
†
Dominican Republic
Government Bond,
6.00%, 2/22/2033(c) 150,000 146,401
MEXICO 0.1%
United Mexican States,
2.66%, 5/24/2031 200,000 182,040
PANAMA 0.1%
Republic of Panama,
2.25%, 9/29/2032 200,000 176,762
PHILIPPINES 0.1%
Republic of Philippines,
1.65%, 6/10/2031 200,000 177,955

48 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 193,238
SOUTH KOREA 0.1%
Republic of Korea,
2.75%, 1/19/2027 200,000 199,271
Total Foreign Government Securities
(cost $2,182,347)
1,997,626
Mortgage-Backed Securities 20.3%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,698,519 1,721,471
Pool# G08775
4.00%, 8/1/2047 559,773 575,412
Pool# Q51461
3.50%, 10/1/2047 716,007 725,721
FHLMC UMBS Pool#
SD0257 ,
3.00%, 1/1/2050 1,802,229
1,771,648
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,983,996
Pool# BL5315
2.44%, 1/1/2032 2,200,000 2,103,619
Pool# BL5793
2.54%, 2/1/2032 2,113,000 2,045,909
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,168,094
Pool# BS3514
2.08%, 10/1/2033 5,900,000 5,373,421
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,449,657 1,438,263
Pool# MA2888
2.50%, 1/1/2047 1,188,887 1,143,544
Pool# AS9937
3.00%, 7/1/2047 1,147,084 1,139,004
Pool# MA4097
3.00%, 8/1/2050 3,196,435 3,135,968
Pool# FM4865
2.50%, 11/1/2050 3,221,248 3,080,736
Pool# FM8215
2.50%, 3/1/2051 1,673,479 1,604,025
Pool# FM7203
2.00%, 5/1/2051 2,793,943 2,601,180
Pool# CB0705
3.00%, 6/1/2051 1,665,712 1,631,307
Pool# FM8104
3.00%, 7/1/2051 1,800,623 1,763,520
Pool# FM8579
2.50%, 9/1/2051 382,478 365,417
Pool# MA4416
3.50%, 9/1/2051 1,573,807 1,578,168
Pool# FM9538
2.00%, 11/1/2051 1,231,135 1,146,815
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS0362
2.50%, 1/1/2052 1,963,514 1,878,270
Total Mortgage-Backed Securities
(cost $42,562,123)
39,975,508
U.S. Treasury Obligations 19.0%
U.S. Treasury Bonds, 1.88%,
11/15/2051 9,300,000 8,157,844
U.S. Treasury Notes
0.13%, 11/30/2022 2,800,000 2,777,797
0.50%, 11/30/2023 5,400,000 5,248,758
1.50%, 2/29/2024 1,250,000 1,231,787
1.13%, 1/15/2025 1,550,000 1,492,481
1.50%, 2/15/2025 3,750,000 3,644,824
2.25%, 11/15/2025 1,500,000 1,484,707
0.63%, 7/31/2026 2,600,000 2,399,109
1.50%, 1/31/2027 1,550,000 1,481,219
1.88%, 2/28/2027 3,100,000 3,016,930
1.88%, 2/28/2029 4,950,000 4,778,297
1.88%, 2/15/2032 1,950,000 1,872,609
Total U.S. Treasury Obligations
(cost $39,353,565)
37,586,362
Investment Company 3.1%
Shares
Fixed Income Fund 3.1%
DoubleLine Floating Rate
Fund, Class I 655,196 6,171,944
Total Investment Company
(cost $6,349,882)
6,171,944
Total Investments
(cost $202,237,464) — 96.6%
190,786,629
Other assets in excess of
liabilities — 3.4% 6,773,390
NET ASSETS — 100.0%
$ 197,560,019

NVIT DoubleLine Total Return Tactical Fund - March 31, 2022 (Unaudited) - Statement of Investments - 49
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2022.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2022.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $39,977,247 which represents 20.24% of net assets.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2022. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2022.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

50 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT DoubleLine Total Return Tactical Fund - March 31, 2022 (Unaudited) - Statement of Investments - 51
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 34,779,056 $ – $ 34,779,056
Collateralized Mortgage Obligations – 29,913,720 – 29,913,720
Commercial Mortgage-Backed Securities – 14,882,123 – 14,882,123
Corporate Bonds – 25,480,290 – 25,480,290
Foreign Government Securities – 1,997,626 – 1,997,626
Investment Company 6,171,944 – – 6,171,944
Mortgage-Backed Securities – 39,975,508 – 39,975,508
U.S. Treasury Obligations – 37,586,362 – 37,586,362
Total $ 6,171,944 $ 184,614,685 $ – $ 190,786,629
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

52 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Common Stocks 0.6%
Shares Value ($)
Cable Satellite 0.1%
Intelsat Emergence SA *^∞ 3,277 94,214
Media Entertainment 0.1%
iHeartMedia , Inc., Class A * 4,485 84,901
Oil Field Services 0.4%
Superior Energy Services
LLC *^∞ 9,956 492,822
Total Common Stocks
(cost $480,053)
671,937
Corporate Bonds 97.5%
Principal
Amount ($)
Aerospace & Defense 1.5%
TransDigm , Inc. ,
6.25%, 3/15/2026(a) 475,000 487,654
5.50%, 11/15/2027 1,050,000 1,042,125
4.88%, 5/1/2029 150,000 140,591
1,670,370
Airlines 0.4%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 475,000 478,563
Automotive 5.7%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 350,000 333,098
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 23,817
8.50%, 5/15/2027(a) 950,000 985,625
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 100,000 100,967
Dana, Inc. ,
4.50%, 2/15/2032 325,000 290,875
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 700,000 608,629
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 733,084
4.39%, 1/8/2026 400,000 398,964
2.70%, 8/10/2026 200,000 186,002
4.27%, 1/9/2027 375,000 369,847
5.11%, 5/3/2029 475,000 477,817
4.00%, 11/13/2030 75,000 70,627
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 375,000 366,563
6.38%, 5/15/2029(a)(b) 200,000 197,000
JB Poindexter & Co., Inc. ,
7.13%, 4/15/2026(a) 325,000 330,281
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 200,000 202,500
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 850,000 774,461
6,450,157
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 3.2%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 72,052
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 500,000 426,320
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 675,000 607,500
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 277,803
Interface, Inc. ,
5.50%, 12/1/2028(a) 175,000 169,969
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 75,000 70,031
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 150,000 138,375
6.00%, 12/1/2029(a) 450,000 416,250
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 400,000 396,512
3.38%, 1/15/2031(a) 500,000 437,500
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 425,000 402,726
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 196,500
3,611,538
Cable Satellite 8.2%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 88,221
5.13%, 5/1/2027(a) 150,000 150,221
5.00%, 2/1/2028(a) 525,000 519,487
5.38%, 6/1/2029(a) 200,000 200,000
4.75%, 3/1/2030(a) 750,000 720,180
4.50%, 8/15/2030(a) 75,000 70,372
4.25%, 2/1/2031(a) 50,000 45,375
4.50%, 5/1/2032 400,000 365,880
4.50%, 6/1/2033(a) 125,000 112,188
4.25%, 1/15/2034(a) 50,000 43,425
CSC Holdings LLC ,
5.88%, 9/15/2022 100,000 100,750
5.25%, 6/1/2024 200,000 200,253
5.50%, 4/15/2027(a) 400,000 396,500
7.50%, 4/1/2028(a) 250,000 245,625
5.75%, 1/15/2030(a) 775,000 689,750
4.50%, 11/15/2031(a) 475,000 425,728
DIRECTV Holdings LLC ,
5.88%, 8/15/2027(a) 275,000 270,531
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 141,938
5.13%, 6/1/2029 450,000 383,215
Intelsat Jackson Holdings ,
5.50%, 8/1/2023∞(c) 225,000 0
8.50%, 10/15/2024∞(c) 75,000 0
9.75%, 7/15/2025∞(c) 100,000 0
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 500,000 472,737
4.00%, 7/15/2028(a) 200,000 190,000
3.88%, 9/1/2031(a) 375,000 341,250

NVIT Federated High Income Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 579,000
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 650,000 610,266
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 225,000 223,313
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 225,000 216,000
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 700,000 659,750
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 374,000
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 250,000 251,562
5.13%, 2/28/2030(a) 200,000 186,126
9,273,643
Chemicals 3.5%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 168,358
3.38%, 2/15/2029(a) 150,000 131,880
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 450,000 444,937
6.75%, 12/1/2027(a) 25,000 25,315
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 210,094
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 70,215
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 525,000 470,783
Hexion , Inc. ,
7.88%, 7/15/2027(a) 400,000 421,880
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 202,500
Koppers , Inc. ,
6.00%, 2/15/2025(a) 500,000 490,000
Olympus Water US Holding
Corp. ,
4.25%, 10/1/2028(a) 200,000 181,637
6.25%, 10/1/2029(a) 350,000 309,750
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 475,000 404,937
SPCM SA ,
3.38%, 3/15/2030(a) 200,000 175,580
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 275,000 257,153
3,965,019
Construction Machinery 0.6%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 350,000 328,125
Ritchie Bros Holdings, Inc. ,
4.75%, 12/15/2031(a) 75,000 73,125
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Machinery
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 75,000 77,573
4.88%, 1/15/2028 150,000 152,369
3.88%, 2/15/2031 100,000 94,250
725,442
Consumer Cyclical Services 2.5%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 325,000 328,845
9.75%, 7/15/2027(a) 800,000 826,896
6.00%, 6/1/2029(a) 200,000 176,433
Brink's Co. (The) ,
5.50%, 7/15/2025(a) 50,000 50,391
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 782,000 801,550
6.00%, 6/1/2029(a) 400,000 359,306
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 150,000 150,683
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 175,000 142,622
2,836,726
Consumer Products 1.9%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 675,000 635,985
Diamond BC BV ,
4.63%, 10/1/2029(a) 575,000 516,063
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 299,071
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 125,000 123,750
4.75%, 6/15/2028(a) 175,000 158,948
4.38%, 3/31/2029(a) 400,000 350,194
Prestige Brands, Inc. ,
3.75%, 4/1/2031(a) 100,000 89,250
2,173,261
Diversified Manufacturing 0.9%
Gates Global LLC ,
6.25%, 1/15/2026(a) 500,000 500,468
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 500,000 531,067
1,031,535
Finance Companies 1.8%
LD Holdings Group LLC ,
6.13%, 4/1/2028(a) 100,000 88,478
Navient Corp. ,
5.50%, 3/15/2029 500,000 465,625
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 200,000 183,629
3.63%, 3/1/2029(a) 325,000 297,001
3.88%, 3/1/2031(a) 150,000 135,750
4.00%, 10/15/2033(a) 100,000 87,590
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 275,000 266,750
5.75%, 6/15/2027(a) 400,000 371,182

54 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Finance Companies
United Wholesale Mortgage
LLC,
5.50%, 4/15/2029(a) 200,000 178,204
2,074,209
Food & Beverage 2.4%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 300,000 307,959
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 525,000 536,156
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 200,000 216,500
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 49,760
4.25%, 8/1/2029(a) 275,000 250,594
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 280,000 281,386
5.50%, 12/15/2029(a) 325,000 312,708
4.50%, 9/15/2031(a) 125,000 110,749
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 429,188
4.63%, 6/1/2030(a) 225,000 208,151
2,703,151
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 3.9%
Affinity Gaming ,
6.88%, 12/15/2027(a) 375,000 364,687
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 26,000 27,309
4.75%, 12/1/2027 100,000 99,500
4.75%, 6/15/2031(a) 75,000 72,281
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 175,000 180,677
8.13%, 7/1/2027(a) 375,000 401,796
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 25,515
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 50,500
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 225,000 231,633
3.88%, 2/15/2029(a) 50,000 49,125
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 125,000 115,232
Mohegan Gaming &
Entertainment ,
8.00%, 2/1/2026(a) 625,000 621,094
Penn National Gaming, Inc. ,
4.13%, 7/1/2029(a) 75,000 67,140
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 50,000 48,025
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 550,000 542,179
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 300,000 315,375
8.25%, 3/15/2026(a) 75,000 78,094
7.25%, 11/15/2029(a) 200,000 209,500
Station Casinos LLC ,
4.50%, 2/15/2028(a) 250,000 237,121
4.63%, 12/1/2031(a) 175,000 160,073
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 24,631
4.25%, 12/1/2026(a) 150,000 149,370
4.63%, 12/1/2029(a) 300,000 299,250
4.13%, 8/15/2030(a) 75,000 72,402
4,442,509
Health Insurance 0.6%
Centene Corp. ,
4.25%, 12/15/2027 150,000 150,562
4.63%, 12/15/2029 400,000 403,236
3.38%, 2/15/2030 125,000 117,617
671,415
Healthcare 7.2%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(a) 50,000 50,250
5.00%, 4/15/2029(a) 25,000 24,681
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 100,000 91,252
5.13%, 3/1/2030(a) 225,000 208,969
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 375,000 348,750
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 222,525
3.88%, 11/1/2029(a) 475,000 446,500
Charles River Laboratories
International, Inc. ,
3.75%, 3/15/2029(a) 175,000 165,056
4.00%, 3/15/2031(a) 75,000 70,406
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 175,000 182,248
6.88%, 4/15/2029(a) 400,000 393,000
6.13%, 4/1/2030(a) 250,000 232,618
5.25%, 5/15/2030(a) 200,000 191,958
Embecta Corp. ,
5.00%, 2/15/2030(a) 100,000 94,321
6.75%, 2/15/2030(a) 150,000 150,375
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 500,000 496,250
HCA, Inc. ,
5.38%, 2/1/2025 50,000 52,025
5.88%, 2/15/2026 250,000 265,877
5.38%, 9/1/2026 50,000 52,500
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 279,812
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 100,000 103,323

NVIT Federated High Income Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
MEDNAX, Inc. ,
5.38%, 2/15/2030(a) 200,000 193,000
Mozart Debt Merger Sub, Inc. ,
3.88%, 4/1/2029(a) 200,000 185,000
5.25%, 10/1/2029(a) 850,000 790,220
MPH Acquisition Holdings
LLC ,
5.50%, 9/1/2028(a) 125,000 119,827
5.75%, 11/1/2028(a) 525,000 474,038
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 550,000 575,328
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 300,000 269,250
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 76,031
4.25%, 6/1/2028(a) 25,000 24,344
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 300,000 312,444
4.88%, 1/1/2026(a) 175,000 176,531
6.25%, 2/1/2027(a) 250,000 256,649
5.13%, 11/1/2027(a) 175,000 175,823
4.63%, 6/15/2028(a) 25,000 24,531
6.13%, 10/1/2028(a) 75,000 76,219
4.25%, 6/1/2029(a) 200,000 191,750
Vizient , Inc. ,
6.25%, 5/15/2027(a) 100,000 103,000
8,146,681
Hotels, Restaurants & Leisure 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 76,642
4.88%, 1/15/2030 100,000 99,775
3.63%, 2/15/2032(a) 75,000 68,062
244,479
Independent Energy 4.8%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 21,000 22,700
5.38%, 3/1/2030(a) 125,000 127,656
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 358,922
8.25%, 12/31/2028(a) 175,000 183,837
5.88%, 6/30/2029(a) 75,000 74,107
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 123,437
Callon Petroleum Co. ,
8.25%, 7/15/2025 125,000 126,250
Centennial Resource
Production LLC ,
6.88%, 4/1/2027(a) 275,000 276,402
Chesapeake Energy Corp. ,
7.00%, 10/1/2024 200,000 3,500
5.50%, 2/1/2026(a) 25,000 25,602
5.88%, 2/1/2029(a) 25,000 25,813
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 375,000 386,843
5.88%, 1/15/2030(a) 150,000 147,795
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
CrownRock LP ,
5.63%, 10/15/2025(a) 375,000 382,213
5.00%, 5/1/2029(a) 25,000 25,000
Endeavor Energy Resources
LP ,
6.63%, 7/15/2025(a) 125,000 129,687
5.75%, 1/30/2028(a) 50,000 51,688
EQT Corp. ,
3.13%, 5/15/2026(a) 150,000 145,690
5.00%, 1/15/2029 100,000 103,234
Oasis Petroleum, Inc. ,
6.38%, 6/1/2026(a) 50,000 51,250
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 125,000 140,375
5.88%, 9/1/2025 475,000 504,543
8.88%, 7/15/2030 125,000 160,312
6.45%, 9/15/2036 50,000 58,734
4.30%, 8/15/2039 200,000 189,000
4.40%, 8/15/2049 125,000 117,500
PDC Energy, Inc. ,
6.13%, 9/15/2024 62,000 62,759
5.75%, 5/15/2026 100,000 101,374
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 99,192
8.25%, 1/15/2029 125,000 136,989
4.75%, 2/15/2030(a) 75,000 74,489
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 225,000 225,208
SM Energy Co. ,
6.75%, 9/15/2026 125,000 128,535
6.50%, 7/15/2028 125,000 128,991
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 192,062
5.38%, 3/15/2030 50,000 50,811
Tap Rock Resources LLC ,
7.00%, 10/1/2026(a) 325,000 336,414
5,478,914
Industrial - Other 1.4%
Booz Allen Hamilton, Inc. ,
3.88%, 9/1/2028(a) 125,000 120,661
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 25,000 23,041
5.88%, 6/30/2029(a) 575,000 516,063
Redwood Star Merger Sub,
Inc. ,
8.75%, 4/1/2030(a) 425,000 406,938
TK Elevator Holdco GmbH ,
7.63%, 7/15/2028(a) 350,000 346,937
TK Elevator US Newco , Inc. ,
5.25%, 7/15/2027(a) 200,000 197,806
1,611,446
Insurance - P&C 5.9%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 200,000 197,588
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 550,000 528,011

56 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance - P&C
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a)(b) 427,619 441,766
AssuredPartners , Inc. ,
7.00%, 8/15/2025(a) 300,000 298,125
5.63%, 1/15/2029(a) 150,000 138,060
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 725,000 676,063
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 500,000 505,825
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,200,000 1,213,866
5.63%, 12/1/2029(a) 675,000 644,625
NFP Corp. ,
6.88%, 8/15/2028(a) 1,050,000 1,002,750
Ryan Specialty Group LLC ,
4.38%, 2/1/2030(a) 275,000 259,875
USI, Inc. ,
6.88%, 5/1/2025(a) 750,000 752,482
6,659,036
Leisure 0.6%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 425,000 405,339
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 100,000 99,875
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 125,000 130,469
635,683
Media Entertainment 7.9%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 425,000 398,761
6.75%, 3/31/2029(a) 200,000 186,750
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 263,000 263,063
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a) 200,000 41,190
Gray Escrow II, Inc. ,
5.38%, 11/15/2031(a) 175,000 167,338
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 358,342
7.00%, 5/15/2027(a) 125,000 129,375
4.75%, 10/15/2030(a) 75,000 69,657
iHeartCommunications , Inc. ,
6.38%, 5/1/2026 75,360 77,432
8.38%, 5/1/2027 795,964 822,987
4.75%, 1/15/2028(a) 125,000 119,375
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 74,437
3.63%, 1/15/2031 50,000 45,907
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 273,663
4.13%, 8/1/2030(a) 325,000 304,548
News Corp. ,
5.13%, 2/15/2032(a) 75,000 75,399
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 325,000 328,965
4.75%, 11/1/2028(a) 375,000 363,281
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 276,375
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 50,000 50,360
5.88%, 10/1/2030(a) 225,000 225,562
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 50,000 46,513
4.63%, 3/15/2030(a) 200,000 188,250
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 200,000 187,000
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 69,694
5.38%, 1/15/2031(a) 200,000 191,500
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 250,190
Sinclair Television Group, Inc. ,
5.88%, 3/15/2026(a) 575,000 560,493
5.13%, 2/15/2027(a) 250,000 226,875
5.50%, 3/1/2030(a) 75,000 64,909
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 650,000 613,197
TEGNA, Inc. ,
5.00%, 9/15/2029 575,000 576,406
Terrier Media Buyer, Inc. ,
8.88%, 12/15/2027(a) 700,000 712,250
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 100,000 95,189
Urban One, Inc. ,
7.38%, 2/1/2028(a) 375,000 376,406
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 225,000 211,500
9,023,139
Metals & Mining 0.8%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 250,000 246,574
4.88%, 3/1/2031(a) 350,000 346,062
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 275,000 238,755
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027 100,000 102,673
934,064
Midstream 6.7%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 75,006
5.88%, 8/20/2026 400,000 398,776
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 275,000 280,057
5.75%, 1/15/2028(a) 250,000 255,313
5.38%, 6/15/2029(a) 600,000 599,388
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 175,000 175,875
4.00%, 3/1/2031 150,000 145,408
3.25%, 1/31/2032(a) 75,000 68,197
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 125,000 125,419

NVIT Federated High Income Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 163,882
Crestwood Midstream
Partners LP ,
8.00%, 4/1/2029(a) 175,000 186,792
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 150,000 143,625
EQM Midstream Partners LP ,
4.75%, 7/15/2023 26,000 26,195
6.00%, 7/1/2025(a) 100,000 102,004
6.50%, 7/1/2027(a) 475,000 496,157
5.50%, 7/15/2028 75,000 75,294
4.50%, 1/15/2029(a) 125,000 116,875
4.75%, 1/15/2031(a) 325,000 303,875
6.50%, 7/15/2048 75,000 72,375
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 125,000 124,918
4.25%, 2/15/2030(a) 100,000 94,360
Holly Energy Partners LP ,
5.00%, 2/1/2028(a) 275,000 260,903
NuStar Logistics LP ,
5.63%, 4/28/2027 325,000 317,972
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 150,000 152,250
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 125,000 129,063
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 152,062
5.00%, 6/1/2031(a) 400,000 375,000
Summit Midstream Holdings
LLC ,
5.75%, 4/15/2025 275,000 224,821
Targa Resources Partners LP ,
5.88%, 4/15/2026 450,000 464,085
6.50%, 7/15/2027 75,000 78,910
5.00%, 1/15/2028 50,000 50,674
5.50%, 3/1/2030 275,000 285,598
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 148,228
Western Midstream Operating
LP ,
4.00%, 7/1/2022 75,000 75,000
4.50%, 3/1/2028 150,000 153,000
5.45%, 4/1/2044 250,000 253,440
5.30%, 3/1/2048 325,000 321,750
5.50%, 8/15/2048 100,000 98,750
7,571,297
Oil Field Services 2.0%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 404,488
6.25%, 4/1/2028(a) 350,000 344,956
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 200,000 200,000
7.50%, 1/15/2028(a) 100,000 97,500
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 125,000 129,844
Corporate Bonds
Principal
Amount ($) Value ($)
Oil Field Services
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 75,000 76,500
6.88%, 1/15/2029(a) 125,000 126,875
Shelf Drilling Holdings Ltd. ,
8.25%, 2/15/2025(a) 100,000 82,250
USA Compression Partners
LP ,
6.88%, 4/1/2026 625,000 630,625
6.88%, 9/1/2027 175,000 175,672
2,268,710
Packaging 5.5%
ARD Finance SA ,
6.50%, 6/30/2027(a) 450,000 411,469
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 625,000 563,219
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 375,000 346,640
5.25%, 8/15/2027(a) 250,000 231,094
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 126,417
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 1,075,000 1,011,844
Crown Americas LLC ,
5.25%, 4/1/2030(a) 300,000 307,509
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 775,000 777,029
7.88%, 7/15/2026(a) 350,000 362,250
Mauser Packaging Solutions
Holding Co. ,
7.25%, 4/15/2025(a) 300,000 297,333
OI European Group BV ,
4.75%, 2/15/2030(a) 150,000 139,380
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 83,000 84,796
5.38%, 1/15/2025(a) 100,000 99,500
6.63%, 5/13/2027(a) 107,000 105,930
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 200,000 201,000
6.63%, 11/1/2025(a) 450,000 441,000
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a) 800,000 796,000
6,302,410
Paper 0.6%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 400,000 404,500
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 75,750
3.50%, 3/1/2029(a) 250,000 230,000
3.75%, 2/1/2030(a) 25,000 22,875
733,125

58 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 3.3%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 150,000 153,624
Bausch Health Cos., Inc. ,
6.13%, 4/15/2025(a) 642,000 647,617
9.00%, 12/15/2025(a) 25,000 25,902
6.13%, 2/1/2027(a) 225,000 226,427
5.00%, 2/15/2029(a) 725,000 564,779
6.25%, 2/15/2029(a) 100,000 82,000
7.25%, 5/30/2029(a) 400,000 341,172
5.25%, 1/30/2030(a) 300,000 235,662
5.25%, 2/15/2031(a) 125,000 97,295
Catalent Pharma Solutions,
Inc. ,
3.50%, 4/1/2030(a) 100,000 91,250
Endo Dac ,
6.00%, 6/30/2028(a) 200,000 113,000
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a) 200,000 188,250
Mallinckrodt International
Finance SA ,
5.63%, 10/15/2023(a)(c) 450,000 220,500
5.50%, 4/15/2025(a)(c) 775,000 377,813
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 241,250
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 150,000 138,562
3,745,103
Restaurants 1.5%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 216,000
4.00%, 10/15/2030(a) 1,150,000 1,037,340
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 152,250
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 196,125
4.63%, 1/31/2032 50,000 48,365
5.38%, 4/1/2032 50,000 50,113
1,700,193
Retailers 0.8%
Academy Ltd. ,
6.00%, 11/15/2027(a) 125,000 127,979
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 300,000 279,375
5.00%, 2/15/2032(a) 75,000 69,715
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 150,000 133,650
3.88%, 10/1/2031(a) 50,000 43,555
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 150,000 137,250
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 50,000 51,525
5.63%, 3/15/2027(a) 50,000 50,738
893,787
Supermarkets 0.5%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 99,661
Corporate Bonds
Principal
Amount ($) Value ($)
Supermarkets
Albertsons Cos., Inc.,
3.50%, 3/15/2029(a) 525,000 473,797
573,458
Technology 7.4%
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 213,232
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 25,000 25,750
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 275,000 273,039
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 48,125
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 47,689
4.88%, 7/1/2029(a) 350,000 329,283
Condor Merger Sub, Inc. ,
7.38%, 2/15/2030(a) 625,000 599,525
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 150,000 148,875
6.50%, 10/15/2028(a) 200,000 198,734
Diebold Nixdorf, Inc. ,
9.38%, 7/15/2025(a) 25,000 25,397
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 150,000 141,000
Elastic NV ,
4.13%, 7/15/2029(a) 425,000 395,233
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 72,609
Gartner, Inc. ,
4.50%, 7/1/2028(a) 200,000 199,249
HealthEquity , Inc. ,
4.50%, 10/1/2029(a) 450,000 426,375
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 229,703
II-VI, Inc. ,
5.00%, 12/15/2029(a) 325,000 317,688
LogMeIn, Inc. ,
5.50%, 9/1/2027(a) 400,000 373,344
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 175,000 166,152
Minerva Merger Sub, Inc. ,
6.50%, 2/15/2030(a) 600,000 582,075
NCR Corp. ,
5.75%, 9/1/2027(a) 75,000 75,000
5.13%, 4/15/2029(a) 350,000 336,469
5.25%, 10/1/2030(a) 350,000 331,786
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 150,000 143,250
Open Text Corp. ,
3.88%, 12/1/2029(a) 225,000 213,750
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 118,524
PTC, Inc. ,
3.63%, 2/15/2025(a) 75,000 74,156
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 150,000 134,194

NVIT Federated High Income Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Rackspace Technology
Global, Inc.,
5.38%, 12/1/2028(a) 400,000 347,060
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 425,000 385,687
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 49,267
Seagate HDD Cayman ,
3.13%, 7/15/2029 200,000 179,500
3.38%, 7/15/2031 150,000 133,367
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 47,817
3.75%, 2/15/2031(a) 75,000 69,375
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 225,000 226,691
Synaptics , Inc. ,
4.00%, 6/15/2029(a) 75,000 70,688
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 175,000 161,875
Twitter, Inc. ,
5.00%, 3/1/2030(a) 125,000 124,375
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 400,000 379,482
Viavi Solutions, Inc. ,
3.75%, 10/1/2029(a) 50,000 46,921
8,462,311
Transportation Services 0.2%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 245,792
Utility - Electric 2.6%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 16,080
4.50%, 2/15/2028(a) 125,000 121,935
5.13%, 3/15/2028(a) 325,000 309,589
4.63%, 2/1/2029(a) 50,000 46,000
5.00%, 2/1/2031(a) 50,000 45,500
3.75%, 3/1/2031(a) 175,000 156,657
Enviva Partners LP ,
6.50%, 1/15/2026(a) 500,000 514,065
NRG Energy, Inc. ,
6.63%, 1/15/2027 76,000 78,320
3.38%, 2/15/2029(a) 150,000 133,337
5.25%, 6/15/2029(a) 300,000 293,169
3.88%, 2/15/2032(a) 75,000 66,000
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 323,619
4.75%, 1/15/2030(a) 225,000 219,442
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 150,820
5.63%, 2/15/2027(a) 300,000 299,747
5.00%, 7/31/2027(a) 175,000 172,167
2,946,447
Wireless Communications 0.5%
Sprint Corp. ,
7.13%, 6/15/2024 100,000 107,255
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Communications
T-Mobile USA, Inc. ,
2.25%, 2/15/2026(a) 50,000 47,115
4.75%, 2/1/2028 150,000 152,460
2.63%, 2/15/2029 25,000 22,818
3.38%, 4/15/2029(a) 200,000 190,226
519,874
Total Corporate Bonds
(cost $115,202,176)
110,803,487
Rights 0.0%
†
Number of
Rights
Cable Satellite 0.0%
†
Intelsat Jackson Holdings
SA12/05/2025*^∞ 394 0
Independent Energy 0.0%
†
Ultra Resources, Inc., CVR*∞ 104 0
Total Rights
(cost $0) 0
Warrants 0.0%
†
Number of
Warrants
Independent Energy 0.0%
†
Chesapeake Energy Corp.,
expiring 2/9/2026 * 195 12,486
Total Warrants (cost $0) 12,486
Total Investments
(cost $115,682,229) — 98.1%
111,487,910
Other assets in excess of
liabilities — 1.9% 2,183,324
NET ASSETS — 100.0%
$ 113,671,234

60 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $93,804,589 which represents 82.52% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
CVR Contingent Value Rights

NVIT Federated High Income Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 61
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

62 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Federated High Income Bond Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Cable Satellite $ – $ – $ 94,214 $ 94,214
Media Entertainment 84,901 – – 84,901
Oil Field Services – – 492,822 492,822
Total Common Stocks $ 84,901 $ – $ 587,036 $ 671,937
  Corporate Bonds
Aerospace & Defense – 1,670,370 – 1,670,370
Airlines – 478,563 – 478,563
Automotive – 6,450,157 – 6,450,157
Building Materials – 3,611,538 – 3,611,538
Cable Satellite – 9,273,643 – 9,273,643
Chemicals – 3,965,019 – 3,965,019
Construction Machinery – 725,442 – 725,442
Consumer Cyclical Services – 2,836,726 – 2,836,726
Consumer Products – 2,173,261 – 2,173,261
Diversified Manufacturing – 1,031,535 – 1,031,535
Finance Companies – 2,074,209 – 2,074,209
Food & Beverage – 2,703,151 – 2,703,151
Food & Staples Retailing – – – –
Gaming – 4,442,509 – 4,442,509
Health Insurance – 671,415 – 671,415
Healthcare – 8,146,681 – 8,146,681
Hotels, Restaurants & Leisure – 244,479 – 244,479
Independent Energy – 5,478,914 – 5,478,914
Industrial - Other – 1,611,446 – 1,611,446
Insurance - P&C – 6,659,036 – 6,659,036
Leisure – 635,683 – 635,683
Media Entertainment – 9,023,139 – 9,023,139
Metals & Mining – 934,064 – 934,064
Midstream – 7,571,297 – 7,571,297
Oil Field Services – 2,268,710 – 2,268,710
Packaging – 6,302,410 – 6,302,410
Paper – 733,125 – 733,125
Pharmaceuticals – 3,745,103 – 3,745,103
Restaurants – 1,700,193 – 1,700,193
Retailers – 893,787 – 893,787
Supermarkets – 573,458 – 573,458
Technology – 8,462,311 – 8,462,311
Transportation Services – 245,792 – 245,792
Utility - Electric – 2,946,447 – 2,946,447
Wireless Communications – 519,874 – 519,874
Total Corporate Bonds $ – $ 110,803,487 $ – $ 110,803,487
Rights   – – – –
Warrants 12,486 – – 12,486
Total $ 97,387 $ 110,803,487 $ 587,036 $ 111,487,910
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Federated High Income Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 63
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
During the period ended March 31, 2022, the Fund held one corporate bond investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks
Corporate
Bonds Total
Balance as of 12/31/2021 $ 418,152 $ — $418,152
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) (2,125) (98,507) (100,632)
Purchases 127,474 — 127,474
Sales (14,750) — (14,750)
Change in Unrealized Appreciation/Depreciation 58,285 98,507 156,792
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 3/31/2022 $ 587,036 $ — $587,036
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 3/31/2022 $ 58,285 $ — $58,285
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

64 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities 34.6%
Principal
Amount ($) Value ($)
Airlines 1.6%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 5,831,437 5,765,538
American Airlines Pass-
Through Trust
Series 2013-2, Class A,
4.95%, 1/15/2023 1,317,453 1,313,780
Series 2015-1, Class B,
3.70%, 5/1/2023 1,728,213 1,692,211
Series 2015-2, Class B,
4.40%, 9/22/2023 2,612,255 2,543,192
Series 2016-3, Class B,
3.75%, 10/15/2025 2,262,631 2,079,671
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 4,484,361 4,186,683
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 6,574,074 6,203,146
Series 2020-1, Class A,
5.88%, 10/15/2027 2,625,213 2,717,321
Series 2019-2, Class B,
3.50%, 5/1/2028 154,583 139,657
26,641,199
Automobiles 0.5%
Flagship Credit Auto Trust,
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 199,828 199,974
Foursight Capital Automobile
Receivables Trust, Series
2020-1, Class A3, 2.05%,
10/15/2024(a) 745,764 746,058
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 3,500,000 3,465,247
Series 2022-1A, Class C,
3.11%, 3/15/2027(a) 3,050,000 3,009,136
7,420,415
Credit Card 0.6%
Avant Credit Card Master
Trust, Series 2021-
1A, Class A, 1.37%,
4/15/2027(a) 2,250,000 2,138,341
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 8,500,000 8,201,384
10,339,725
Equipment Loans & Leases 0.2%
Atalaya Equipment Leasing
Trust
Series 2021-1A, Class A2,
1.23%, 5/15/2026(a) 2,523,000 2,475,105
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2021-1A, Class B,
2.08%, 2/15/2027(a) 600,000 576,593
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 274,295 274,680
3,326,378
Home Equity 0.7%
Citigroup Mortgage Loan
Trust, Series 2007-
WFH1, Class M1, 0.85%,
1/25/2037(b) 1,416,954 1,428,759
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 1.19%,
8/25/2035(b) 422,594 426,680
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 1.22%,
1/25/2035(b) 2,365,626 2,357,985
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.70%, 1/25/2036(b) 653,941 651,744
RASC Trust, Series 2005-
KS12, Class M2, 1.15%,
1/25/2036(b) 5,853,333 5,835,399
Soundview Home Loan Trust
Series 2005-CTX1, Class
M3, 1.16%, 11/25/2035(b) 677,634 677,203
Series 2006-WF2, Class
M1, 0.79%, 12/25/2036(b) 886,522 884,176
12,261,946
Other 31.0%
37 Capital CLO I
Series 2021-1A, Class A,
1.40%, 10/15/2034(a)(b) 9,400,000 9,273,156
Series 2021-1A, Class B1,
1.95%, 10/15/2034(a)(b) 9,200,000 9,004,620
Series 2021-1A, Class C,
2.45%, 10/15/2034(a)(b) 2,250,000 2,199,044
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 3,442,250 3,428,557
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 10,168,965 10,180,743
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.29%, 4/25/2031(a)(b) 5,000,000 4,972,190
Series 2018-22A, Class B,
1.71%, 4/25/2031(a)(b) 5,000,000 4,927,200
AMMC CLO 23 Ltd., Series
2020-23A, Class BR,
1.79%, 10/17/2031(a)(b) 2,000,000 1,975,980
AMMC CLO XIII Ltd., Series
2013-13A, Class A2LR,
1.96%, 7/24/2029(a)(b) 9,000,000 8,957,916

NVIT Short Term Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 65
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
AMSR Trust
Series 2020-SFR3, Class
E1, 2.56%, 9/17/2037(a) 2,082,000 1,933,859
Series 2020-SFR3, Class
E2, 2.76%, 9/17/2037(a) 3,718,000 3,462,254
Apidos CLO XXXIII
Series 2020-33A, Class AR,
1.41%, 10/24/2034(a)(b) 12,500,000 12,398,487
Series 2020-33A, Class BR,
1.86%, 10/24/2034(a)(b) 8,300,000 8,213,954
Apidos CLO XXXV
Series 2021-35A, Class A,
1.30%, 4/20/2034(a)(b) 7,600,000 7,534,914
Series 2021-35A, Class B,
1.65%, 4/20/2034(a)(b) 1,900,000 1,860,603
Ares LVI CLO Ltd.
Series 2020-56A, Class AR,
1.42%, 10/25/2034(a)(b) 2,700,000 2,683,919
Series 2020-56A, Class CR,
2.26%, 10/25/2034(a)(b) 3,150,000 3,119,854
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
0.00%, 4/20/2035(a)(b) 21,250,000 21,250,000
ARES XLIV CLO Ltd.
Series 2017-44A, Class
A1R, 1.32%, 4/15/2034(a)
(b) 10,500,000 10,457,926
Series 2017-44A, Class
A3R1, 1.89%, 4/15/2034(a)
(b) 4,500,000 4,468,401
Barings CLO Ltd., Series
2021-3A, Class B1, 1.70%,
1/18/2035(a)(b) 3,300,000 3,265,680
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL1, Class A, 4.00%,
10/28/2064(a)(b) 2,085,892 2,063,493
Bayview Opportunity Master
Fund IVb Trust
Series 2017-SPL2, Class A,
4.00%, 6/28/2054(a)(b) 2,324,377 2,311,990
Series 2017-SPL4, Class A,
3.50%, 1/28/2055(a)(b) 1,171,552 1,163,964
Carlyle Global Market
Strategies CLO Ltd.
Series 2012-4A, Class BR3,
1.86%, 4/22/2032(a)(b) 6,700,000 6,607,225
Series 2016-1A, Class
A1R2, 1.39%, 4/20/2034(a)
(b) 700,000 692,123
Carlyle US CLO Ltd.
Series 2021-1A, Class A1,
1.38%, 4/15/2034(a)(b) 7,000,000 6,944,476
Series 2021-1A, Class A2,
1.69%, 4/15/2034(a)(b) 3,000,000 2,931,660
Series 2020-2A, Class A1R,
1.40%, 1/25/2035(a)(b) 150,000 148,695
Series 2020-2A, Class A2R,
1.86%, 1/25/2035(a)(b) 2,600,000 2,563,904
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2020-2A, Class BR,
2.26%, 1/25/2035(a)(b) 150,000 148,097
Series 2019-4A, Class BR,
2.38%, 4/15/2035(a)(b) 1,900,000 1,881,935
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR,
1.33%, 4/20/2034(a)(b) 10,000,000 9,882,550
Series 2013-1A, Class BRR,
1.60%, 4/20/2034(a)(b) 7,000,000 6,781,670
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.25%, 1/20/2031(a)(b) 3,000,000 2,987,535
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1R,
1.39%, 10/17/2034(a)(b) 1,550,000 1,540,007
Series 2017-8A, Class BR,
1.89%, 10/17/2034(a)(b) 11,850,000 11,669,240
Cedar Funding X CLO Ltd.
Series 2019-10A, Class AR,
1.35%, 10/20/2032(a)(b) 2,750,000 2,723,482
Series 2019-10A, Class BR,
1.85%, 10/20/2032(a)(b) 6,000,000 5,923,914
Series 2019-10A, Class CR,
2.30%, 10/20/2032(a)(b) 1,450,000 1,432,191
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 1.39%, 10/25/2034(a)
(b) 3,300,000 3,266,033
Series 2020-12A, Class BR,
1.86%, 10/25/2034(a)(b) 700,000 687,852
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 1,812,564 1,805,597
Dryden 76 CLO Ltd.
Series 2019-76A, Class
A1R, 1.40%, 10/20/2034(a)
(b) 200,000 197,819
Series 2019-76A, Class BR,
1.85%, 10/20/2034(a)(b) 5,650,000 5,594,528
Series 2019-76A, Class CR,
2.25%, 10/20/2034(a)(b) 1,450,000 1,439,195
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,524,175 1,454,886
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 151,590 151,817
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 2,621,539 2,594,727
FREED ABS Trust, Series
2022-2CP, Class A, 3.03%,
5/18/2029(a) 2,200,000 2,201,893
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 696,461 671,046

66 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GoldenTree Loan
Management US CLO 8
Ltd., Series 2020-8A, Class
BR, 1.85%, 10/20/2034(a)
(b) 5,350,000 5,273,340
GoldentTree Loan
Management US CLO 1
Ltd., Series 2021-9A, Class
A, 1.32%, 1/20/2033(a)(b) 19,500,000 19,348,836
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 5,985,955 5,706,734
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 2,370,000 2,355,590
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 300,183 294,980
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 362,610 363,386
Invesco CLO Ltd.
Series 2021-1A, Class A1,
1.24%, 4/15/2034(a)(b) 1,350,000 1,327,450
Series 2021-2A, Class A,
1.36%, 7/15/2034(a)(b) 16,000,000 15,813,440
Series 2021-2A, Class B,
1.84%, 7/15/2034(a)(b) 5,500,000 5,415,916
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.44%, 7/17/2037(a)(b) 1,125,137 1,125,137
LCM 34 Ltd.
Series 34A, Class A1,
1.42%, 10/20/2034(a)(b) 11,450,000 11,382,250
Series 34A, Class B, 1.85%,
10/20/2034(a)(b) 8,600,000 8,444,985
Madison Park Funding
LIII Ltd., Series 2022-
53A, Class C, 2.75%,
4/21/2035(a)(b) 3,150,000 3,129,941
Magnetite XXVII Ltd., Series
2020-27A, Class BR,
1.80%, 10/20/2034(a)(b) 4,550,000 4,490,154
Magnetite XXVIII Ltd.
Series 2020-28A, Class AR,
1.36%, 1/20/2035(a)(b) 10,600,000 10,492,590
Series 2020-28A, Class CR,
2.13%, 1/20/2035(a)(b) 3,650,000 3,594,838
Magnetite XXXII Ltd., Series
2022-32A, Class A, 0.00%,
4/15/2035(a)(b) 21,150,000 21,124,260
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 6,006,337 6,004,953
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.24%, 1/20/2032(a)(b) 2,000,000 1,987,932
Series 2019-32A, Class BR,
1.65%, 1/20/2032(a)(b) 1,000,000 987,035
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 38 Ltd.
Series 2020-38A, Class AR,
1.39%, 10/20/2035(a)(b) 9,300,000 9,234,946
Series 2020-38A, Class BR,
1.90%, 10/20/2035(a)(b) 5,300,000 5,256,376
Series 2020-38A, Class CR,
2.25%, 10/20/2035(a)(b) 2,700,000 2,674,202
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
1.30%, 4/16/2033(a)(b) 11,000,000 10,944,659
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 3,960,000 3,943,219
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 540,000 537,284
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 8,749,060
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 583,151
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 2.28%,
5/20/2031(a)(b) 10,000,000 10,007,420
REESE PARK CLO Ltd.
Series 2020-1A, Class AR,
1.37%, 10/15/2034(a)(b) 1,300,000 1,290,197
Series 2020-1A, Class BR,
1.89%, 10/15/2034(a)(b) 5,000,000 4,969,120
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 2,136,654 2,107,432
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 1,905,481 1,936,860
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.39%, 7/15/2035(a)
(b) 4,900,000 4,875,495
Series 2017-1A, Class A2B,
1.84%, 7/15/2035(a)(b) 2,050,000 2,028,826
RR 19 Ltd.
Series 2021-19A, Class A1,
1.26%, 10/15/2035(a)(b) 8,750,000 8,699,066
Series 2021-19A, Class A2,
1.77%, 10/15/2035(a)(b) 2,700,000 2,696,504
Southwick Park CLO LLC
Series 2019-4A, Class A1R,
1.31%, 7/20/2032(a)(b) 14,500,000 14,387,756
Series 2019-4A, Class B1R,
1.75%, 7/20/2032(a)(b) 2,500,000 2,467,802
Towd Point Mortgage Trust
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 2,268,046 2,282,347
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 498,270 497,649
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 5,407,290 5,309,361

NVIT Short Term Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 67
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon American Homes,
Series 2020-SFR1, Class B,
2.05%, 7/17/2038(a) 4,760,000 4,395,211
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,477,756 13,378,464
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,172,391 4,998,643
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 890,158
Series 2020-SFR2, Class D,
2.28%, 11/17/2039(a) 5,764,000 5,082,763
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(a) 2,826,000 2,525,753
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,252,835
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.34%, 7/15/2034(a)(b) 16,000,000 15,909,456
Series 2021-1A, Class B,
1.84%, 7/15/2034(a)(b) 5,500,000 5,445,775
Whetstone Park CLO Ltd.,
Series 2021-1A, Class B1,
1.60%, 1/20/2035(a)(b) 3,300,000 3,268,030
518,322,368
Total Asset-Backed Securities
(cost $587,116,346)
578,312,031
Collateralized Mortgage Obligations 9.4%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 3,558,491 3,551,167
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 861,704 843,031
GS Mortgage-Backed
Securities Trust
Series 2021-PJ9, Class A4,
2.50%, 2/26/2052(a)(b) 9,358,430 8,537,648
Series 2021-PJ10, Class
A4, 2.50%, 3/25/2052(a)(b) 7,618,680 6,950,331
Series 2022-LTV1, Class
A8, 3.00%, 6/25/2052(a)(b) 18,666,289 18,128,178
Series 2022-NQM1, Class
A16, 4.00%, 5/25/2062(a)(b) 4,342,171 4,306,252
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 2,614 2,552
HomeBanc Mortgage Trust,
Series 2005-4, Class A2,
1.12%, 10/25/2035(b) 524,771 524,643
J.P. Morgan Mortgage Trust
Series 2021-12, Class A15,
2.50%, 2/25/2052(a)(b) 3,729,892 3,405,671
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-15, Class A15,
2.50%, 6/25/2052(a)(b) 10,016,603 9,143,806
JP Morgan Mortgage Trust,
Series 2021-13, Class A15,
2.50%, 4/25/2052(a)(b) 8,258,920 7,518,847
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 5,027,372 4,998,642
New Residential Mortgage
Loan Trust
Series 2016-2A, Class A1,
3.75%, 11/26/2035(a)(b) 4,945,355 4,942,987
Series 2014-3A, Class
AFX3, 3.75%, 11/25/2054(a)
(b) 2,281,736 2,276,997
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,022,643 1,030,442
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,069,947 1,078,864
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 2,717,813 2,723,121
Series 2017-2A, Class A3,
4.00%, 3/25/2057(a)(b) 3,865,937 3,874,984
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 1,665,304 1,670,040
Series 2019-1A, Class A1,
3.99%, 9/25/2057(a)(b) 1,699,961 1,707,330
Series 2018-1A, Class A1A,
4.00%, 12/25/2057(a)(b) 2,889,786 2,913,445
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 4,229,071 4,281,769
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,559,447 2,598,492
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,036,365 1,048,800
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 6,968,861 7,120,462
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,816,468 1,812,965
Series 2019-4A, Class A1B,
3.50%, 12/25/2058(a)(b) 4,301,509 4,279,691
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 3,358,306 3,331,444
Series 2020-RPL1, Class
A1, 2.75%, 11/25/2059(a)(b) 5,531,503 5,429,296
PRPM LLC, Series 2021-
RPL2, Class M1, 2.93%,
10/25/2051(a)(b) 1,900,000 1,771,553
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 19,263
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 106,393 106,645
Verus Securitization Trust
Series 2022-1, Class A1,
2.72%, 1/25/2067(a)(c) 10,319,021 10,029,052
Series 2022-1, Class A2,
3.03%, 1/25/2067(a)(b) 3,427,421 3,328,495

68 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Short Term Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-1, Class A3,
3.29%, 1/25/2067(a)(b) 3,415,871 3,314,590
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 6,785,000 6,723,229
Series 2022-3, Class A1,
4.13%, 2/25/2067(a) 5,088,000 5,058,981
Visio Trust, Series 2019-
2, Class A1, 2.72%,
11/25/2054(a)(b) 6,220,737 6,051,745
Total Collateralized Mortgage Obligations
(cost $162,273,033)
156,435,450
Commercial Mortgage-Backed Securities 0.7%
AREIT Trust, Series 2022-
CRE6, Class A, 1.30%,
11/17/2024(a)(b) 2,800,000 2,770,510
Eleven Madison Trust
Mortgage Trust, Series
2015-11MD, Class A,
3.55%, 9/10/2035(a)(b) 2,025,000 2,017,734
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C8, Class XA,
IO, 0.90%, 12/15/2048(b) 18,921,577 94,502
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
2.95%, 2/15/2039(a)(b) 1,270,000 1,264,014
Series 2022-TFLM, Class D,
3.80%, 2/15/2039(a)(b) 5,730,000 5,703,003
Total Commercial Mortgage-Backed
Securities
(cost $11,956,169) 11,849,763
Corporate Bonds 27.4%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.04%, 5/1/2027 2,750,000 2,895,785
Howmet Aerospace, Inc. ,
6.88%, 5/1/2025 1,350,000 1,465,964
Moog, Inc. ,
4.25%, 12/15/2027(a) 2,000,000 1,942,500
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,629,606
8,933,855
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 561,531
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 242,492
804,023
Auto Components 0.1%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a)(d) 1,350,000 1,328,063
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 1.3%
Daimler Finance North
America LLC ,
3.65%, 2/22/2024(a)(d) 5,000,000 5,046,847
2.70%, 6/14/2024(a) 3,000,000 2,977,223
Hyundai Capital America ,
1.80%, 10/15/2025(a) 10,000,000 9,339,776
Nissan Motor Acceptance Co.
LLC ,
2.00%, 3/9/2026(a) 3,860,000 3,531,156
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(a)(d) 640,000 627,233
21,522,235
Banks 5.8%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(e) 8,623,000 8,644,772
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(e) 5,000,000 5,030,164
Series L, 4.18%, 11/25/2027 3,500,000 3,568,413
BNP Paribas SA ,
4.38%, 9/28/2025(a)(d) 1,000,000 1,009,622
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,000,000 4,881,796
3.50%, 11/16/2027(a) 2,500,000 2,473,883
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(d)(e) 5,000,000 4,766,386
4.40%, 6/10/2025 7,000,000 7,200,884
Citizens Financial Group, Inc. ,
4.30%, 12/3/2025 5,000,000 5,120,219
Cooperatieve Rabobank UA ,
3.95%, 11/9/2022(d) 7,770,000 7,869,273
Credit Agricole SA ,
4.38%, 3/17/2025(a) 7,470,000 7,553,972
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,000,000 1,898,681
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(e) 7,500,000 7,536,369
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,896,000 2,942,360
(SOFR + 0.42%), 0.56%,
2/16/2025(e) 11,104,000 10,611,864
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 10,000,000 9,490,653
Wells Fargo & Co. ,
4.13%, 8/15/2023 7,000,000 7,155,912
97,755,223
Beverages 0.3%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 5,117,419

NVIT Short Term Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 0.1%
AbbVie, Inc. ,
2.60%, 11/21/2024(d) 2,000,000 1,986,166
Capital Markets 2.0%
Credit Suisse Group AG ,
(SOFR + 1.56%), 2.59%,
9/11/2025(a)(e) 8,000,000 7,728,077
4.28%, 1/9/2028(a) 3,000,000 2,996,601
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(e) 7,000,000 7,006,909
3.75%, 5/22/2025(d) 2,000,000 2,030,101
S&P Global, Inc. ,
2.45%, 3/1/2027(a)(d) 5,000,000 4,864,808
UBS AG ,
7.50%, 7/15/2025 5,000,000 5,526,495
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(e) 4,000,000 3,891,009
34,044,000
Chemicals 0.1%
CF Industries, Inc. ,
3.45%, 6/1/2023 1,212,000 1,228,968
HB Fuller Co. ,
4.00%, 2/15/2027(d) 250,000 246,250
1,475,218
Communications Equipment 0.1%
Viasat , Inc. ,
5.63%, 4/15/2027(a) 1,350,000 1,329,750
Consumer Finance 0.2%
Ford Motor Credit Co. LLC ,
3.81%, 1/9/2024 1,850,000 1,846,994
5.58%, 3/18/2024 650,000 668,544
2,515,538
Containers & Packaging 0.4%
Ball Corp. ,
4.00%, 11/15/2023(d) 2,420,000 2,444,200
Berry Global, Inc. ,
4.50%, 2/15/2026(a)(d) 1,350,000 1,350,054
Crown Americas LLC ,
4.75%, 2/1/2026 700,000 707,476
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 1,350,000 1,363,500
Sealed Air Corp. ,
5.13%, 12/1/2024(a)(d) 1,350,000 1,401,385
7,266,615
Diversified Consumer Services 0.1%
Service Corp. International ,
4.63%, 12/15/2027 1,350,000 1,361,813
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0.4%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 1,400,000 1,402,065
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a)(d) 650,000 611,864
Lumen Technologies, Inc. ,
4.00%, 2/15/2027(a)(d) 1,400,000 1,303,869
Telefonica Emisiones SA ,
4.10%, 3/8/2027(d) 3,500,000 3,579,618
6,897,416
Electric Utilities 1.7%
Alliant Energy Finance LLC ,
1.40%, 3/15/2026(a) 4,650,000 4,228,842
Evergy , Inc. ,
5.29%, 6/15/2022(c) 11,510,000 11,542,869
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 5,250,000 5,032,694
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a) 1,350,000 1,366,193
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a)(d) 1,670,000 1,654,171
3.70%, 1/30/2027(a) 2,250,000 2,159,485
5.63%, 2/15/2027(a) 1,750,000 1,748,521
4.30%, 7/15/2029(a) 1,000,000 965,238
28,698,013
Electrical Equipment 0.2%
Sensata Technologies BV ,
4.88%, 10/15/2023(a)(d) 1,880,000 1,936,400
5.63%, 11/1/2024(a)(d) 650,000 671,938
2,608,338
Entertainment 0.6%
Magallanes, Inc. ,
3.43%, 3/15/2024(a)(d) 10,000,000 10,054,821
Equity Real Estate Investment Trusts (REITs) 2.2%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 4,699,000 4,477,149
Kimco Realty Corp. ,
3.30%, 2/1/2025(d) 6,000,000 5,971,893
Kite Realty Group LP ,
4.00%, 10/1/2026(d) 2,000,000 2,000,876
Kite Realty Group Trust ,
4.00%, 3/15/2025(d) 10,150,000 10,209,990
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 2,120,000 2,182,498
Regency Centers LP ,
3.90%, 11/1/2025 2,000,000 2,033,430
Sabra Health Care LP ,
5.13%, 8/15/2026(d) 6,157,000 6,298,125
Sun Communities Operating
LP ,
2.30%, 11/1/2028(d) 1,786,000 1,618,070
VICI Properties LP ,
3.50%, 2/15/2025(a) 1,350,000 1,330,088
36,122,119

70 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.2%
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026 2,625,000 2,587,830
3.88%, 5/15/2027 1,500,000 1,524,742
4,112,572
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co. ,
3.70%, 6/6/2027(d) 5,000,000 5,072,594
Health Care Providers & Services 0.5%
HCA, Inc. ,
5.88%, 5/1/2023(d) 1,830,000 1,891,763
5.38%, 2/1/2025 650,000 676,325
3.13%, 3/15/2027(a) 6,000,000 5,862,556
8,430,644
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 1,870,000 1,902,725
Hotels, Restaurants & Leisure 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 1,350,000 1,379,565
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,728,125
3,107,690
Household Durables 0.2%
Newell Brands, Inc. ,
4.35%, 4/1/2023(c) 1,870,000 1,888,284
4.88%, 6/1/2025(d) 2,000,000 2,064,470
3,952,754
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 1,350,000 1,316,898
Insurance 1.2%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 7,744,009
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 6,877,025
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a)(d) 6,000,000 5,865,500
20,486,534
Machinery 0.7%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 2,100,000 2,105,250
Daimler Trucks Finance North
America LLC ,
1.13%, 12/14/2023(a)(d) 10,000,000 9,696,979
11,802,229
Media 1.2%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 9,000,000 9,333,100
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp. ,
3.70%, 4/15/2024(d) 7,500,000 7,656,281
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 2,120,000 2,101,450
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a)(d) 1,350,000 1,276,389
20,367,220
Oil, Gas & Consumable Fuels 2.4%
BP Capital Markets America,
Inc. ,
3.79%, 2/6/2024(d) 5,000,000 5,086,732
BP Capital Markets plc ,
3.81%, 2/10/2024 3,975,000 4,057,875
Continental Resources, Inc. ,
4.50%, 4/15/2023 2,810,000 2,843,720
3.80%, 6/1/2024(d) 4,000,000 4,014,640
DCP Midstream Operating LP ,
3.88%, 3/15/2023(d) 1,190,000 1,190,071
5.38%, 7/15/2025 650,000 670,222
Energy Transfer LP ,
4.00%, 10/1/2027 3,250,000 3,270,904
MPLX LP ,
4.25%, 12/1/2027(d) 2,500,000 2,581,914
NGPL PipeCo LLC ,
4.88%, 8/15/2027(a)(d) 3,500,000 3,632,860
Targa Resources Partners LP ,
6.50%, 7/15/2027 1,350,000 1,420,376
5.00%, 1/15/2028 5,000,000 5,067,375
Valero Energy Corp. ,
2.85%, 4/15/2025(d) 734,000 725,217
Western Midstream Operating
LP ,
3.60%, 2/1/2025(c) 1,350,000 1,340,867
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,563,409
40,466,182
Pharmaceuticals 1.4%
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 5,676,000 5,718,103
Royalty Pharma plc ,
0.75%, 9/2/2023(d) 9,957,000 9,666,959
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 4,060,000 4,071,255
Viatris , Inc. ,
1.65%, 6/22/2025 5,000,000 4,652,742
24,109,059
Professional Services 0.3%
Equifax, Inc. ,
2.60%, 12/1/2024(d) 5,000,000 4,938,516
Road & Rail 1.1%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 9,726,000 9,585,110

NVIT Short Term Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Triton Container International
Ltd. ,
1.15%, 6/7/2024(a) 10,000,000 9,487,228
19,072,338
Software 0.2%
Oracle Corp. ,
2.80%, 4/1/2027 1,250,000 1,196,391
PTC, Inc. ,
3.63%, 2/15/2025(a) 1,350,000 1,334,813
2,531,204
Thrifts & Mortgage Finance 0.9%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,040,116
5.70%, 10/22/2023(a) 6,800,000 7,034,019
5.15%, 7/21/2024(a) 2,620,000 2,700,627
4.88%, 4/1/2026(a) 1,500,000 1,541,251
14,316,013
Tobacco 0.1%
BAT International Finance plc ,
4.45%, 3/16/2028 2,250,000 2,254,785
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
2.63%, 4/15/2026(d) 1,000,000 955,220
Total Corporate Bonds
(cost $474,743,986)
459,015,802
Exchange Traded Fund 0.6%
Shares
Debt Funds 0.6%
iShares Trust iShares 1-5
Year Investment Grade
Corporate Bond ETF(d) 186,220 9,631,298
Total Exchange Traded Fund
(cost $10,011,187)
9,631,298
Loan Participation 0.1%
Principal
Amount ($)
Software 0.1%
Open Text Corp., First Lien
Term Loan B, (ICE LIBOR
USD + 1.75%), 2.20%,
5/30/2025 (e) 928,491 927,331
0
Total Loan Participation
(cost $930,295) 927,331
Mortgage-Backed Securities 0.2%
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1Q0648
1.93%, 6/1/2037(b) 235,598 243,619
Pool# 1B3601
2.32%, 10/1/2037(b) 112,154 112,165
FNMA Pool
Pool# 747271
2.14%, 7/1/2034(b) 197,277 199,986
Pool# 886345
1.81%, 8/1/2036(b) 29,566 29,580
Pool# 949691
1.98%, 9/1/2037(b) 66,464 66,490
FNMA UMBS Pool# BN0906 ,
4.00%, 11/1/2048 2,994,802
3,087,098
Total Mortgage-Backed Securities
(cost $3,691,314)
3,738,938
Purchased Options 0.0%
†
Number of
Contracts
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 500,000,000
Exchange Traded* 2,000 112,500
3 Month Eurodollar
12/19/2022 at USD 98.25,
American Style, Notional
Amount: USD 500,000,000
Exchange Traded* 2,000 625,000
Total Purchased Options
(cost $2,305,720) 737,500
U.S. Treasury Obligations 27.2%
Principal
Amount ($)
U.S. Treasury Notes
2.13%, 12/31/2022 135,000 135,686
0.13%, 10/15/2023 40,000,000 38,767,188
0.38%, 4/15/2024 (d) 44,000,000 42,264,063
2.00%, 5/31/2024 51,000,000 50,569,687
0.25%, 6/15/2024 (d) 30,000,000 28,612,500
2.38%, 8/15/2024 (d) 35,000,000 34,919,336
1.50%, 9/30/2024 85,000,000 82,997,851
2.25%, 10/31/2024 5,000,000 4,969,922
2.25%, 11/15/2024 8,000,000 7,950,312
2.00%, 8/15/2025 15,000,000 14,734,570
3.00%, 9/30/2025 116,000,000 117,789,844
2.25%, 11/15/2025 4,000,000 3,959,219
1.25%, 12/31/2026 (d) 3,000,000 2,834,414
1.50%, 2/15/2030 27,000,000 25,312,500
Total U.S. Treasury Obligations
(cost $475,054,315)
455,817,092

72 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Short Term Bond Fund
Repurchase Agreements 1.8%
Principal
Amount ($) Value ($)
Bank of America NA
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $3,000,025,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $3,060,000.
(f) 3,000,000 3,000,000
BofA Securities, Inc.
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $4,000,034,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
7/20/2050 - 2/20/2052;
total market value
$4,080,000. (f) 4,000,000 4,000,000
Cantor Fitzgerald & Co.
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $5,513,878,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$5,624,110. (f) 5,513,833 5,513,833
MetLife, Inc.
0.31%, dated 3/31/2022,
due 4/1/2022, repurchase
price $5,000,044,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $5,102,085. (f) 5,000,000 5,000,000
NatWest Markets Securities,
Inc.
0.30%, dated 3/30/2022,
due 4/6/2022, repurchase
price $7,000,409,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029;
total market value
$7,140,121. (f) 7,000,000 7,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.33%, dated 3/31/2022,
due 4/1/2022, repurchase
price $5,000,046,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$5,100,000. (f) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $29,513,833)
29,513,833
Total Investments
(cost $1,757,596,198) — 102.0%
1,705,979,038
Liabilities in excess of other
assets — (2.0)% (32,770,162)
NET ASSETS — 100.0%
$ 1,673,208,876
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $909,242,741 which represents 54.34% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2022.
(d) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $68,471,430, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $29,513,833 and by $40,863,278 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 7.63%, and maturity
dates ranging from 4/15/2022 – 11/15/2051, a total value of
$70,377,111.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2022.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $29,513,833.
CLO Collateralized Loan Obligations
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association

NVIT Short Term Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 73
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 1,445 6/2022 USD 306,227,111 (3,806,772)
U.S. Treasury 10 Year Note 220 6/2022 USD 27,032,500 (757,562)
Total long contracts (4,564,334)
Short Contracts
U.S. Treasury 5 Year Note (2,232) 6/2022 USD (255,982,500) 5,744,465
U.S. Treasury 10 Year Ultra Note (5) 6/2022 USD (677,344) 20,176
3 Month Eurodollar (1,000) 12/2022 USD (243,350,000) (212,500)
Total short contracts 5,552,141
Net contracts 987,807
As of March 31, 2022, the Fund had $10,810,064 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
Written Call Options Contracts as of March 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 4,000 USD 1,000,000,000 USD 98.63 12/19/2022 (700,000)
3 Month Eurodollar Exchange Traded 2,000 USD 500,000,000 USD 99.63 12/19/2022 (62,500)
(762,500)
Written Put Options Contracts as of March 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 2,000 USD 500,000,000 USD 98.88 12/19/2022 (7,850,000)
–
Total Written Options Contracts (Premiums Received ($2,476,060)) (8,612,500)
Currency:
USD United States dollar

74 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Short Term Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Short Term Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 75
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 578,312,031 $ – $ 578,312,031
Collateralized Mortgage Obligations – 156,435,450 – 156,435,450
Commercial Mortgage-Backed Securities – 11,849,763 – 11,849,763
Corporate Bonds – 459,015,802 – 459,015,802
Exchange Traded Fund 9,631,298 – – 9,631,298
Futures Contracts 5,764,641 – – 5,764,641
Loan Participation – 927,331 – 927,331
Mortgage-Backed Securities – 3,738,938 – 3,738,938
Purchased Option 737,500 – – 737,500
Repurchase Agreements – 29,513,833 – 29,513,833
U.S. Treasury Obligations – 455,817,092 – 455,817,092
Total Assets $ 16,133,439 $ 1,695,610,240 $ – $ 1,711,743,679
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (4,776,834) $ – $ – $ (4,776,834)
Written Options (8,612,500) – – (8,612,500)
Total Liabilities $ (13,389,334) $ – $ – $ (13,389,334)
Total $ 2,744,105 $ 1,695,610,240 $ – $ 1,698,354,345
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

76 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Short Term Bond Fund
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

NVIT Short Term Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 77
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 737,500
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 5,764,641
Total $ 6,502,141
Liabilities:
Written Options
Interest rate risk Written options, at value $ (8,612,500)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (4,776,834)
Total $ (13,389,334)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

78 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 7.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 47,520 46,900
Automobiles 1.0%
Americredit Automobile
Receivables Trust, Series
2022-1, Class A2, 2.05%,
1/20/2026 2,966,000 2,958,432
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 6,250,000 6,094,881
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 5,875,000 5,775,126
Series 2022-1, Class B,
2.36%, 8/17/2026 4,273,000 4,188,215
19,016,654
Equity Real Estate Investment Trusts (REITs)
0.1%
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,848,635
Other 5.4%
Apidos CLO XXXIX, Series
2022-39A, Class A1, 1.95%,
4/21/2035(a)(b) 8,660,000 8,649,582
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,772,351
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,175,535 3,809,491
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,678,067
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 1.67%,
10/15/2033(a)(b) 7,250,000 7,202,077
FREED ABS Trust, Series
2021-3FP, Class B, 1.01%,
11/20/2028(a) 2,880,000 2,804,011
MCF CLO IX Ltd., Series
2019-1A, Class A1R,
1.69%, 7/17/2031(a)(b) 6,213,000 6,191,310
MF1 Ltd.
Series 2021-FL7, Class AS,
1.88%, 10/16/2036(a)(b) 6,378,500 6,196,954
Series 2022-FL8, Class A,
1.40%, 2/19/2037(a)(b) 4,332,500 4,316,108
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
1.55%, 4/14/2035(a)(b) 12,721,428 12,677,336
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,777,443
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(a) 1,789,355 1,752,883
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 7,786,163
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 2,724,665 2,636,892
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 3,498,167 3,241,013
Textainer Marine Containers
VIII Ltd., Series 2020-
2A, Class A, 2.10%,
9/20/2045(a) 3,623,760 3,406,681
Trestles CLO IV Ltd., Series
2021-4A, Class A, 1.43%,
7/21/2034(a)(b) 1,450,000 1,436,508
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 2,586,140 2,472,765
Voya CLO Ltd., Series
2019-2A, Class A, 1.52%,
7/20/2032(a)(b) 14,600,000 14,534,504
104,342,139
Student Loan 0.9%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 6,978,718 6,569,088
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 6,686,054 6,343,514
Navient Student Loan Trust,
Series 2019-7A, Class A1,
0.96%, 1/25/2068(a)(b) 3,567,007 3,562,402
16,475,004
Total Asset-Backed Securities
(cost $146,835,123)
142,729,332
Collateralized Mortgage Obligations 1.1%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 974,627 973,587
GCAT Trust, Series 2019-
NQM3, Class A1, 2.69%,
11/25/2059(a)(b) 1,195,180 1,172,109

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 79
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
New Residential Mortgage
Loan Trust
Series 2022-NQM1, Class
A1, 2.28%, 1/25/2026(a)(b) 9,736,792 9,466,783
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,584,315 1,576,327
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 3,091,894 2,930,586
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(a)(c) 538,026 537,455
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 3,939,575 3,738,216
Total Collateralized Mortgage Obligations
(cost $21,060,300)
20,395,063
Commercial Mortgage-Backed Securities 1.3%
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(b) 4,100,000 4,105,857
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 4,752,387
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class B,
4.74%, 5/10/2045 3,087,906 3,085,372
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class B,
4.14%, 10/15/2045 3,110,000 3,124,673
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,808,722
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,902,848
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,639,935
Total Commercial Mortgage-Backed
Securities
(cost $26,208,781) 25,419,794
Corporate Bonds 49.9%
Aerospace & Defense 1.6%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,355,534
3.63%, 2/1/2031 10,130,000 9,859,989
5.71%, 5/1/2040 1,560,000 1,743,223
5.81%, 5/1/2050 3,910,000 4,515,022
5.93%, 5/1/2060 1,930,000 2,228,351
Northrop Grumman Corp. ,
3.25%, 1/15/2028 5,750,000 5,750,261
TransDigm , Inc. ,
6.25%, 3/15/2026(a) 705,000 723,781
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
TransDigm, Inc.,
6.38%, 6/15/2026 500,000 504,513
7.50%, 3/15/2027 425,000 437,750
5.50%, 11/15/2027 610,000 605,425
30,723,849
Airlines 0.6%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 240,656
American Airlines Group, Inc. ,
5.00%, 6/1/2022(a) 4,944,000 4,942,022
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 805,000 811,038
5.75%, 4/20/2029(a) 500,000 498,125
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,229,594
4.63%, 4/15/2029(a) 4,641,000 4,413,359
12,134,794
Auto Components 0.2%
Allison Transmission, Inc. ,
3.75%, 1/30/2031(a) 4,062,000 3,684,843
Goodyear Tire & Rubber Co.
(The) ,
9.50%, 5/31/2025 430,000 455,278
5.00%, 7/15/2029(a) 220,000 204,943
4,345,064
Automobiles 0.8%
Ford Motor Co. ,
4.75%, 1/15/2043 360,000 326,973
5.29%, 12/8/2046 360,000 349,418
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 4,339,999
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,335,077
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(a) 1,745,000 1,756,853
3.35%, 5/13/2025(a) 3,485,000 3,474,061
3.75%, 5/13/2030(a) 4,385,000 4,346,869
15,929,250
Banks 6.8%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(a) 200,000 203,000
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(d)(e) 1,200,000 1,245,000
2.75%, 12/3/2030 4,400,000 3,872,418
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.12%,
6/20/2024(d)(e) 1,870,000 1,884,025
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(d)(e) 1,240,000 1,281,788
4.45%, 3/3/2026 4,155,000 4,297,052

80 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
Series FF, (ICE LIBOR USD
3 Month + 2.93%), 5.87%,
3/15/2028(d)(e) 1,000,000 1,009,800
(ICE LIBOR USD 3
Month + 1.51%), 3.71%,
4/24/2028(e) 3,125,000 3,144,985
(SOFR + 2.15%), 2.59%,
4/29/2031(e) 4,605,000 4,248,419
(SOFR + 1.32%), 2.69%,
4/22/2032(e) 5,870,000 5,398,268
(SOFR + 1.22%), 2.30%,
7/21/2032(e) 5,145,000 4,579,128
BNP Paribas SA ,
3.50%, 3/1/2023(a) 7,020,000 7,090,126
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(a)(d)(e) 1,290,000 1,151,338
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e) 1,239,000 1,226,610
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 750,000 718,125
(ICE LIBOR USD 3
Month + 0.90%), 3.35%,
4/24/2025(e) 5,475,000 5,488,021
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(d)(e) 840,000 806,400
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(e) 2,080,000 2,103,399
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(d)(e) 2,650,000 2,583,750
Fifth Third Bancorp ,
Series H, (ICE LIBOR USD
3 Month + 3.03%), 5.10%,
6/30/2023(d)(e) 2,560,000 2,531,200
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(d)(e) 655,000 643,538
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(d)(e) 7,857,000 7,012,373
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e) 1,000,000 1,037,500
(SOFR + 1.64%), 3.87%,
3/28/2026(e) 7,254,000 7,289,176
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(d)(e) 1,385,000 1,392,618
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.60%),
4.20%, 6/1/2032(a)(e) 1,975,000 1,745,920
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e) 1,430,000 1,350,978
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(d)(e) 1,385,000 1,380,395
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 775,000 746,906
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(e) 9,650,000 9,684,170
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(d)(e) 450,000 420,750
(SOFR + 1.51%), 2.74%,
10/15/2030(e) 4,550,000 4,299,391
(SOFR + 1.07%), 1.95%,
2/4/2032(e) 4,610,000 4,038,372
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 2,385,000 1,958,751
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.10%),
4.60%, 6/28/2031(d)(e) 1,890,000 1,663,200
NBK Tier 1 Financing 2 Ltd. ,
(CMTUSD6Y + 2.83%),
4.50%, 8/27/2025(a)(d)(e) 200,000 194,520
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(a)(e) 6,395,000 5,781,262
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(d)(e) 1,820,000 1,597,114
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(d)(e) 2,185,000 2,146,763
Series L, (ICE LIBOR USD
3 Month + 3.10%), 5.05%,
12/15/2024(d)(e) 760,000 731,500

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 81
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(d)(e) 590,000 604,160
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e) 650,000 659,100
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(a) 200,000 190,872
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(d)(e) 1,290,000 1,299,675
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(d)(e) 645,000 673,896
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(d)(e) 1,335,000 1,279,664
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,680,000 1,620,600
(SOFR + 1.51%), 3.53%,
3/24/2028(e) 3,183,000 3,176,608
(SOFR + 1.43%), 2.88%,
10/30/2030(e) 8,980,000 8,534,939
(SOFR + 2.53%), 3.07%,
4/30/2041(e) 5,055,000 4,544,319
132,561,882
Beverages 1.2%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 3,119,566
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 7,843,000 8,379,793
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,584,961
2.88%, 5/1/2030 6,555,000 6,148,528
2.25%, 8/1/2031 2,625,000 2,311,433
22,544,281
Biotechnology 1.1%
AbbVie, Inc. ,
2.30%, 11/21/2022 2,105,000 2,112,097
2.95%, 11/21/2026 12,930,000 12,808,467
Amgen, Inc. ,
2.80%, 8/15/2041 5,190,000 4,455,899
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 2,189,016
21,565,479
Building Products 0.3%
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 996,745
2.72%, 2/15/2030 3,515,000 3,303,684
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
PGT Innovations, Inc. ,
4.38%, 10/1/2029(a) 823,000 767,447
5,067,876
Capital Markets 2.5%
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(a)(d)(e) 1,600,000 1,579,312
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(a)(d)(e) 1,705,000 1,568,600
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(d)(e) 968,000 987,650
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e) 1,144,000 1,141,826
(ICE LIBOR USD 3
Month + 1.20%), 3.27%,
9/29/2025(e) 2,200,000 2,204,164
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(d)(e) 605,000 560,759
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(d)(e) 1,060,000 969,900
(SOFR + 1.09%), 1.99%,
1/27/2032(e) 4,720,000 4,088,842
(SOFR + 1.28%), 2.62%,
4/22/2032(e) 5,415,000 4,921,482
(SOFR + 1.25%), 2.38%,
7/21/2032(e) 6,565,000 5,814,639
Moody's Corp. ,
2.75%, 8/19/2041 2,695,000 2,301,146
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(e) 3,440,000 3,405,500
3.63%, 1/20/2027 4,000,000 4,034,385
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 2,825,000 2,847,044
(SOFR + 1.14%), 2.70%,
1/22/2031(e) 7,235,000 6,789,081
(SOFR + 1.02%), 1.93%,
4/28/2032(e) 4,630,000 4,001,888

82 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(d)(e) 1,276,000 1,335,015
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(d)(e) 1,040,000 938,600
49,489,833
Chemicals 1.6%
Alpek SAB de CV ,
3.25%, 2/25/2031(a) 4,982,000 4,539,848
Braskem Idesa SAPI ,
7.45%, 11/15/2029(a) 2,000,000 2,032,000
6.99%, 2/20/2032(a) 3,628,000 3,555,658
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(a) 6,500,000 6,448,000
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 348,000 346,552
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a) 6,351,000 5,620,571
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 405,320
4.38%, 9/18/2026 200,000 191,000
6.50%, 9/27/2028 400,000 406,080
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 5,312,000 4,353,553
Tronox , Inc. ,
4.63%, 3/15/2029(a) 290,000 271,513
Westlake Corp. ,
3.38%, 8/15/2061 2,530,000 2,057,900
30,227,995
Commercial Services & Supplies 0.2%
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 505,000 507,525
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 890,000 896,408
5.88%, 10/1/2030(a) 290,000 290,725
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 601,903
3.38%, 8/31/2027(a) 150,000 137,233
6.25%, 1/15/2028(a) 1,250,000 1,223,244
3,657,038
Construction & Engineering 0.0%
†
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(a) 200,000 199,100
Construction Materials 0.5%
Cemex SAB de CV ,
5.20%, 9/17/2030(a) 4,603,000 4,579,985
3.88%, 7/11/2031(a) 5,000,000 4,562,550
9,142,535
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 3.1%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 5,542,000 4,995,889
Ally Financial, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.87%), 4.70%,
5/15/2026(d)(e) 1,820,000 1,713,184
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 7
Year + 3.48%), 4.70%,
5/15/2028(d)(e) 695,000 632,450
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(d)(e) 1,625,000 1,480,863
Capital One Financial Corp. ,
(SOFR + 0.69%), 0.88%,
12/6/2024(e) 12,218,000 12,150,637
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(d)(e) 1,000,000 930,100
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e) 3,050,000 2,948,130
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 10,914,000 10,359,760
4.13%, 8/17/2027 7,453,000 7,284,935
5.11%, 5/3/2029 585,000 588,469
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 2,741,000 2,452,928
2.35%, 1/8/2031 10,208,000 8,832,780
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 358,750
8.88%, 6/1/2025 70,000 73,749
7.13%, 3/15/2026 335,000 358,078
3.50%, 1/15/2027 450,000 416,250
Synchrony Financial ,
2.88%, 10/28/2031 5,103,000 4,524,408
60,101,360
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 3,043,000 2,742,199
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(a) 295,000 267,712
LABL, Inc. ,
5.88%, 11/1/2028(a) 1,187,000 1,112,813
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 6,048,958

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(c) 585,000 582,075
10,753,757
Diversified Financial Services 0.6%
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 200,000 133,400
Jackson Financial, Inc. ,
3.13%, 11/23/2031(a) 10,714,000 9,754,359
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 1,410,000 1,273,131
11,160,890
Diversified Telecommunication Services 2.5%
Altice France Holding SA ,
6.00%, 2/15/2028(a) 1,010,000 871,125
Altice France SA ,
8.13%, 2/1/2027(a) 355,000 366,051
5.50%, 1/15/2028(a) 540,000 500,418
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 3,127,036
2.25%, 2/1/2032 4,105,000 3,639,979
3.50%, 6/1/2041 1,420,000 1,307,422
3.50%, 9/15/2053 12,145,000 10,656,558
3.65%, 9/15/2059 1,290,000 1,131,243
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 100,000 101,404
4.75%, 3/1/2030(a) 55,000 52,813
4.50%, 8/15/2030(a) 855,000 802,240
Consolidated
Communications, Inc. ,
5.00%, 10/1/2028(a) 155,000 133,391
6.50%, 10/1/2028(a) 100,000 92,140
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 625,000 620,813
5.00%, 5/1/2028(a) 220,000 211,200
6.75%, 5/1/2029(a) 330,000 316,800
5.88%, 11/1/2029 570,000 521,416
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 520,000 489,492
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 225,944
8.75%, 3/15/2032 265,000 356,955
TELUS Corp. ,
3.40%, 5/13/2032 9,000,000 8,804,261
Verizon Communications, Inc. ,
1.50%, 9/18/2030 6,085,000 5,284,167
2.65%, 11/20/2040 1,185,000 1,008,030
3.55%, 3/22/2051 3,500,000 3,288,939
3.70%, 3/22/2061 5,420,000 5,020,414
Virgin Media Finance plc ,
5.00%, 7/15/2030(a) 585,000 552,530
49,482,781
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 2.4%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 4,000,000 3,810,000
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 3,156,000 3,101,343
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 3,350,305
Duke Energy Corp. ,
3.50%, 6/15/2051 2,665,000 2,431,705
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 2,220,992
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(d)(e) 2,457,000 2,305,894
Entergy Texas, Inc. ,
1.75%, 3/15/2031 10,050,000 8,776,472
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 6,393,664
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 55,501
Series C, 5.35%,
7/15/2047(c) 450,000 469,503
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 2,121,499
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 2,137,531
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 490,000 430,999
3.88%, 2/15/2032(a) 385,000 338,800
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 5,314,106
3.30%, 8/1/2040 1,410,000 1,153,954
Perusahaan Listrik Negara PT ,
Reg. S, 5.25%, 10/24/2042 200,000 202,012
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 2,529,252
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a) 270,000 255,150
47,398,682
Energy Equipment & Services 0.2%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 2,886,000 2,749,187
USA Compression Partners
LP ,
6.88%, 4/1/2026 425,000 428,825
6.88%, 9/1/2027 85,000 85,327
3,263,339

84 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.3%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 695,000 669,806
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 785,000 836,041
4.75%, 10/15/2027(a) 385,000 375,375
Magallanes, Inc. ,
3.64%, 3/15/2025(a) 4,095,000 4,119,881
6,001,103
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle International
Corp. ,
1.05%, 7/15/2026 1,655,000 1,495,191
2.10%, 4/1/2031 1,655,000 1,431,221
EPR Properties ,
4.50%, 6/1/2027 385,000 379,631
4.95%, 4/15/2028 340,000 340,143
3.75%, 8/15/2029 140,000 131,048
Extra Space Storage LP ,
2.35%, 3/15/2032 1,535,000 1,347,129
GLP Capital LP ,
3.25%, 1/15/2032 1,358,000 1,232,113
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 3,905,000 3,861,069
5.25%, 3/15/2028(a) 785,000 774,481
5.00%, 7/15/2028(a) 70,000 68,241
4.88%, 9/15/2029(a) 110,000 104,706
5.25%, 7/15/2030(a) 215,000 210,700
5.63%, 7/15/2032(a) 895,000 881,825
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 6,123,448
VICI Properties LP ,
4.25%, 12/1/2026(a) 174,000 173,269
18,554,215
Food & Staples Retailing 0.4%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a) 3,130,000 2,695,822
Performance Food Group,
Inc. ,
6.88%, 5/1/2025(a) 55,000 56,913
5.50%, 10/15/2027(a) 500,000 497,600
Sysco Corp. ,
6.60%, 4/1/2050 1,511,000 2,030,799
3.15%, 12/14/2051 2,505,000 2,136,358
7,417,492
Food Products 0.9%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 4,222,000 4,131,792
J M Smucker Co. (The) ,
2.75%, 9/15/2041 4,817,000 3,923,359
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 37,887
4.88%, 10/1/2049 5,265,000 5,547,362
Mondelez International, Inc. ,
2.13%, 3/17/2024 2,419,000 2,401,221
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 36,000 36,178
5.63%, 1/15/2028(a) 780,000 765,621
4.63%, 4/15/2030(a) 705,000 634,817
4.50%, 9/15/2031(a) 345,000 305,667
17,783,904
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,279,299
Health Care Providers & Services 1.6%
Cigna Corp. ,
3.75%, 7/15/2023 5,207,000 5,283,016
2.40%, 3/15/2030 7,075,000 6,538,256
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 430,000 447,811
5.63%, 3/15/2027(a) 125,000 127,304
8.00%, 12/15/2027(a) 479,000 507,927
6.00%, 1/15/2029(a) 135,000 136,410
6.88%, 4/15/2029(a) 850,000 835,125
6.13%, 4/1/2030(a) 885,000 823,466
4.75%, 2/15/2031(a) 220,000 207,900
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 3,020,067
3.25%, 8/15/2029 3,725,000 3,677,888
1.75%, 8/21/2030 4,080,000 3,575,697
DaVita, Inc. ,
4.63%, 6/1/2030(a) 940,000 877,772
HCA, Inc. ,
7.69%, 6/15/2025 85,000 93,606
5.38%, 9/1/2026 690,000 724,500
3.13%, 3/15/2027(a) 1,099,000 1,073,825
5.63%, 9/1/2028 145,000 156,781
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 340,000 354,103
4.88%, 1/1/2026(a) 1,856,000 1,872,240
6.13%, 10/1/2028(a) 1,370,000 1,392,263
31,725,957
Hotels, Restaurants & Leisure 0.5%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 350,000 361,354
8.13%, 7/1/2027(a) 770,000 825,020
Scientific Games International,
Inc. ,
5.00%, 10/15/2025(a) 228,000 233,700
8.25%, 3/15/2026(a) 330,000 343,613
7.00%, 5/15/2028(a) 655,000 678,904
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 5,224,985
Wynn Las Vegas LLC ,
5.50%, 3/1/2025(a) 1,063,000 1,063,021
5.25%, 5/15/2027(a) 375,000 362,813
9,093,410
Household Durables 0.0%
†
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a) 260,000 270,400

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 85
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables
Taylor Morrison Communities,
Inc.,
5.75%, 1/15/2028(a) 465,000 478,950
5.13%, 8/1/2030(a) 180,000 175,950
925,300
Independent Power and Renewable Electricity Producers
0.5%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(e) 5,000,000 4,937,550
Calpine Corp. ,
4.50%, 2/15/2028(a) 735,000 716,978
5.13%, 3/15/2028(a) 590,000 562,022
4.63%, 2/1/2029(a) 792,000 728,640
5.00%, 2/1/2031(a) 1,223,000 1,112,930
Vistra Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.74%),
7.00%, 12/15/2026(a)(d)(e) 1,075,000 1,046,781
9,104,901
Insurance 1.9%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(d)(e) 8,200,000 7,113,500
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 5,192,939
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 5,963,000 5,710,242
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.12%, 12/15/2051(a)(e) 5,514,000 5,196,945
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 4,698,484
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 8,168,605
36,080,715
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 3,533,419
Prosus NV ,
3.26%, 1/19/2027(a) 2,250,000 2,055,519
5,588,938
IT Services 0.4%
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 5,750,000 4,974,935
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,662,591
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026(a) 1,054,000 940,973
8,578,499
Media 2.9%
AMC Networks, Inc. ,
4.25%, 2/15/2029 7,846,000 7,321,848
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 3,880,000 3,894,225
2.80%, 4/1/2031 2,835,000 2,555,168
5.75%, 4/1/2048 4,000,000 4,252,541
4.80%, 3/1/2050 1,720,000 1,633,844
3.70%, 4/1/2051 2,565,000 2,113,813
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 7,603,832
3.30%, 2/1/2027 2,740,000 2,779,453
Cox Communications, Inc. ,
4.80%, 2/1/2035(a) 6,985,000 7,344,817
CSC Holdings LLC ,
7.50%, 4/1/2028(a) 505,000 496,162
6.50%, 2/1/2029(a) 200,000 201,588
5.75%, 1/15/2030(a) 2,425,000 2,158,250
4.63%, 12/1/2030(a) 445,000 372,149
DISH DBS Corp. ,
5.13%, 6/1/2029 345,000 293,799
Omnicom Group, Inc. ,
3.60%, 4/15/2026 7,500,000 7,590,699
Outfront Media Capital LLC ,
5.00%, 8/15/2027(a) 531,000 519,095
4.63%, 3/15/2030(a) 120,000 112,950
Paramount Global ,
4.20%, 5/19/2032 4,317,000 4,323,123
Radiate Holdco LLC ,
4.50%, 9/15/2026(a) 160,000 154,400
6.50%, 9/15/2028(a) 395,000 373,522
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 440,000 422,400
56,517,678
Metals & Mining 0.2%
ArcelorMittal SA ,
7.00%, 10/15/2039(c) 285,000 334,519
6.75%, 3/1/2041(c) 95,000 112,351
Corp. Nacional del Cobre de
Chile ,
3.15%, 1/14/2030(a) 260,000 250,012
Reg. S, 5.63%, 9/21/2035 100,000 113,540
CSN Inova Ventures ,
6.75%, 1/28/2028(a) 219,000 226,939
First Quantum Minerals Ltd. ,
6.88%, 3/1/2026(a) 405,000 416,279
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029 245,000 256,660
5.40%, 11/14/2034 385,000 427,369
5.45%, 3/15/2043 825,000 923,868

86 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Nexa Resources SA ,
5.38%, 5/4/2027(a) 318,000 322,770
Reg. S, 5.38%, 5/4/2027 200,000 203,000
3,587,307
Multiline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 3,942,000 3,888,822
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,474,366
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,667,415
5,141,781
Oil, Gas & Consumable Fuels 5.7%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 581,691
4.60%, 11/2/2047(a) 200,000 211,524
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 798,975
3.25%, 1/31/2032(a) 630,000 572,853
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 647,193
4.30%, 4/15/2032(a) 3,995,000 4,005,427
EIG Pearl Holdings Sarl ,
4.39%, 11/30/2046(a) 9,720,000 9,088,200
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 4,060,730
2.90%, 5/15/2025 2,930,000 2,865,984
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 5,331,226
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(e) 2,500,000 2,350,283
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 113,425
6.25%, 5/15/2026 330,000 319,539
8.00%, 1/15/2027 95,000 97,727
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 970,000 950,600
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 2,370,040
Korea National Oil Corp. ,
1.75%, 4/18/2025(a) 2,812,000 2,690,240
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(a) 105,286 108,129
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030 2,270,000 2,209,542
Marathon Oil Corp. ,
4.40%, 7/15/2027 1,710,000 1,762,827
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 10,230,663
MPLX LP ,
4.90%, 4/15/2058 7,900,000 7,951,292
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 4,283,406
Parkland Corp. ,
4.50%, 10/1/2029(a) 5,948,000 5,514,658
4.63%, 5/1/2030(a) 3,000,000 2,790,000
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(f) 322,820 21,387
Reg. S, 6.00%,
11/15/2026(e)(f) 830,693 58,149
Reg. S, 5.38%,
4/12/2027(f) 789,800 52,324
Petroleos Mexicanos ,
6.88%, 10/16/2025(a) 97,000 101,695
5.95%, 1/28/2031 435,000 401,509
6.70%, 2/16/2032(a) 759,000 721,050
6.75%, 9/21/2047 303,000 246,309
7.69%, 1/23/2050 116,000 101,355
6.95%, 1/28/2060 131,000 106,321
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,261,420
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 4,231,039
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 972,528
4.25%, 4/16/2039(a) 200,000 204,743
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 2,182,560
6.88%, 3/24/2026(a) 206,000 224,804
Suncor Energy, Inc. ,
3.10%, 5/15/2025 2,810,000 2,791,069
Targa Resources Partners LP ,
5.50%, 3/1/2030 6,234,000 6,474,258
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(e) 1,515,000 1,531,332
Valero Energy Corp. ,
4.00%, 6/1/2052 1,972,000 1,853,290
Western Midstream Operating
LP ,
4.55%, 2/1/2030(c) 560,000 557,200
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 1,995,658
2.60%, 3/15/2031 10,000,000 9,208,109
3.50%, 10/15/2051 2,000,000 1,750,559
109,954,842
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 215,894
3.13%, 1/15/2032 5,750,000 5,090,935
5,306,829

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 87
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0.4%
Bausch Health Cos., Inc. ,
6.13%, 4/15/2025(a) 626,000 631,478
5.50%, 11/1/2025(a) 340,000 337,025
5.75%, 8/15/2027(a) 3,407,000 3,357,087
Organon & Co. ,
5.13%, 4/30/2031(a) 795,000 767,175
Viatris , Inc. ,
4.00%, 6/22/2050 4,135,000 3,473,716
8,566,481
Real Estate Management & Development 0.1%
Realogy Group LLC ,
4.88%, 6/1/2023(a) 100,000 100,625
5.75%, 1/15/2029(a) 1,105,000 1,041,463
1,142,088
Road & Rail 0.6%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(a)(e) 229,000 224,223
Avis Budget Car Rental LLC ,
5.38%, 3/1/2029(a) 2,483,000 2,446,301
Canadian Pacific Railway Co. ,
3.00%, 12/2/2041 2,941,000 2,645,597
Hertz Corp. (The) ,
4.63%, 12/1/2026(a) 486,000 453,839
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 6,000,000 5,485,712
11,255,672
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 4,411,000 4,116,882
3.47%, 4/15/2034(a) 9,110,000 8,437,056
3.14%, 11/15/2035(a) 694,000 611,478
3.19%, 11/15/2036(a) 9,155,000 7,947,354
Micron Technology, Inc. ,
2.70%, 4/15/2032 1,124,000 1,017,568
NXP BV ,
3.25%, 11/30/2051(a) 5,000,000 4,228,765
26,359,103
Software 0.4%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 2,227,230
3.60%, 4/1/2050 3,585,000 2,973,264
3.95%, 3/25/2051 1,505,000 1,315,694
VMware, Inc. ,
2.20%, 8/15/2031 2,540,000 2,236,299
8,752,487
Specialty Retail 0.2%
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 3,127,000 2,912,019
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 1,484,000 1,271,048
4,183,067
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,598,902
2.38%, 2/8/2041 2,595,000 2,260,474
2.70%, 8/5/2051 2,530,000 2,199,321
2.55%, 8/20/2060 2,035,000 1,667,727
Dell International LLC ,
5.45%, 6/15/2023 1,302,000 1,341,246
6.02%, 6/15/2026 1,800,000 1,949,812
8.10%, 7/15/2036 1,296,000 1,704,226
8.35%, 7/15/2046 602,000 879,757
3.45%, 12/15/2051(a) 6,699,000 5,442,198
Western Digital Corp. ,
2.85%, 2/1/2029 1,293,000 1,181,272
21,224,935
Tobacco 0.5%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,500,961
4.25%, 8/9/2042 2,457,000 2,189,193
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 3,835,837
BAT International Finance plc ,
1.67%, 3/25/2026 3,036,000 2,785,858
10,311,849
Trading Companies & Distributors 0.0%
†
United Rentals North America,
Inc. ,
3.75%, 1/15/2032 810,000 755,325
Wireless Telecommunication Services 0.9%
Sprint Corp. ,
7.13%, 6/15/2024 355,000 380,755
7.63%, 3/1/2026 315,000 355,575
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,726,242
2.63%, 2/15/2029 215,000 196,237
2.40%, 3/15/2029(a) 2,561,000 2,345,148
3.88%, 4/15/2030 5,240,000 5,260,117
2.55%, 2/15/2031 2,990,000 2,711,336
2.88%, 2/15/2031 550,000 495,512
4.38%, 4/15/2040 2,975,000 2,987,623
17,458,545
Total Corporate Bonds
(cost $1,035,641,983)
967,290,329
Foreign Government Securities 1.4%
ANGOLA 0.1%
Republic of Angola,
Reg. S, 8.25%, 5/9/2028 200,000 203,500
Reg. S, 8.00%, 11/26/2029 240,000 240,869
Reg. S, 9.38%, 5/8/2048 1,000,000 982,100
Reg. S, 9.13%, 11/26/2049 200,000 194,292
1,620,761
ARGENTINA 0.1%
Argentine Republic,
1.00%, 7/9/2029 758,076 258,936

88 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
0.50%, 7/9/2030(c) 1,280,000 428,813
2.00%, 1/9/2038(c) 1,780,588 669,679
2.50%, 7/9/2041(c) 1,840,000 648,434
2,005,862
CHILE 0.0%
†
Republic of Chile,
2.55%, 7/27/2033 200,000 182,122
COLOMBIA 0.1%
Republic of Colombia,
7.38%, 9/18/2037 132,000 148,302
6.13%, 1/18/2041 290,000 281,338
5.00%, 6/15/2045 1,000,000 841,610
5.20%, 5/15/2049 330,000 281,249
1,552,499
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond,
Reg. S, 6.00%, 7/19/2028 150,000 152,252
Reg. S, 7.45%, 4/30/2044 100,000 105,500
Reg. S, 6.85%, 1/27/2045 320,000 316,803
Reg. S, 6.40%, 6/5/2049 150,000 140,251
Reg. S, 5.88%, 1/30/2060 650,000 555,750
1,270,556
ECUADOR 0.1%
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 53,855
5.00%, 7/31/2030(a)(c) 396,900 331,416
Reg. S, 5.00%,
7/31/2030(c) 310,000 258,853
1.00%, 7/31/2035(a)(c) 750,130 490,592
0.50%, 7/31/2040(a)(c) 476,700 271,724
1,406,440
EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 8.50%, 1/31/2047 400,000 340,312
Reg. S, 7.90%, 2/21/2048 430,000 348,382
Reg. S, 8.70%, 3/1/2049 600,000 511,824
1,200,518
GHANA 0.1%
Republic of Ghana,
Reg. S, 7.75%, 4/7/2029 400,000 292,360
Reg. S, 10.75%,
10/14/2030 530,000 558,514
Reg. S, 8.63%, 4/7/2034 400,000 284,000
Reg. S, 7.88%, 2/11/2035 200,000 139,156
Reg. S, 8.88%, 5/7/2042 242,000 168,432
Reg. S, 8.95%, 3/26/2051 200,000 139,100
1,581,562
INDONESIA 0.1%
Republic of Indonesia,Reg S
Reg. S, 8.50%, 10/12/2035 940,000 1,339,897
Reg. S, 7.75%, 1/17/2038 185,000 253,259
Foreign Government Securities
Principal
Amount ($) Value ($)
Reg. S, 5.25%, 1/17/2042 790,000 880,850
2,474,006
IVORY COAST 0.1%
Republic of Cote d'Ivoire,
Reg. S, 5.75%,
12/31/2032(c) 1,313,890 1,286,051
Reg. S, 6.13%, 6/15/2033 1,350,000 1,304,748
2,590,799
KENYA 0.0%
†
Republic of Kenya,
Reg. S, 6.30%, 1/23/2034 200,000 171,500
MEXICO 0.2%
United Mexican States,
4.75%, 4/27/2032 3,615,000 3,828,827
NIGERIA 0.0%
†
Federal Republic of Nigeria,
5.63%, 6/27/2022 200,000 199,190
Reg. S, 7.63%, 11/21/2025 400,000 416,000
Reg. S, 7.88%, 2/16/2032 300,000 283,590
898,780
OMAN 0.0%
†
Sultanate of Oman
Government Bond,
Reg. S, 6.50%, 3/8/2047 200,000 195,763
Reg. S, 6.75%, 1/17/2048 549,000 547,693
Reg. S, 7.00%, 1/25/2051 200,000 204,502
947,958
PANAMA 0.0%
†
Republic of Panama,
8.88%, 9/30/2027 400,000 507,336
PERU 0.0%
†
Republic of Peru,
8.75%, 11/21/2033 660,000 954,545
6.55%, 3/14/2037 22,000 27,792
982,337
QATAR 0.1%
State of Qatar,
Reg. S, 3.75%, 4/16/2030 230,000 242,654
Reg. S, 4.82%, 3/14/2049 1,000,000 1,184,860
1,427,514
ROMANIA 0.1%
Romania Government Bond,
Reg. S, 3.00%, 2/14/2031 918,000 847,519
Reg. S, 5.13%, 6/15/2048 290,000 300,729
Reg. S, 4.00%, 2/14/2051 200,000 172,680
1,320,928
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048 400,000 344,904

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 89
Foreign Government Securities
Principal
Amount ($) Value ($)
TURKEY 0.0%
†
Turkiye Ihracat Kredi Bankasi
A/S,
5.38%, 10/24/2023(a) 200,000 196,709
8.25%, 1/24/2024(a) 200,000 205,052
401,761
UKRAINE 0.1%
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2025 120,000 51,456
Reg. S, 7.75%, 9/1/2027 410,000 173,438
Reg. S, 9.75%, 11/1/2028 1,500,000 634,530
Reg. S, 6.88%, 5/21/2029 300,000 124,177
Reg. S, 7.38%, 9/25/2032 290,000 120,057
0.00%, 5/31/2040(a)(b) 228,000 69,841
Ukreximbank ,
9.63%, 4/27/2022(a) 20,000 5,166
1,178,665
VENEZUELA, BOLIVARIAN REPUBLIC OF
0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(f) 542,900 44,518
Total Foreign Government Securities
(cost $31,584,027)
27,940,153
Mortgage-Backed Securities 11.5%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 286 291
Pool# G13122
5.00%, 4/1/2023 145 148
Pool# G13225
5.00%, 6/1/2023 3,265 3,330
Pool# J08443
5.00%, 7/1/2023 1,174 1,198
Pool# C03795
3.50%, 4/1/2042 508,790 519,338
Pool# Q08997
3.50%, 6/1/2042 310,854 317,322
Pool# Q19480
4.00%, 6/1/2043 762,849 794,431
Pool# V80509
4.00%, 10/1/2043 119,331 124,704
Pool# Q29697
3.50%, 11/1/2044 366,454 374,027
Pool# G07961
3.50%, 3/1/2045 297,137 303,256
Pool# V82196
4.50%, 1/1/2046 145,990 154,718
Pool# G61281
3.50%, 1/1/2048 810,948 821,757
FHLMC UMBS Pool
Pool# QA7325
3.00%, 2/1/2050 1,437,451 1,413,030
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QA6750
3.00%, 2/1/2050 139,954 137,274
Pool# QA8311
3.00%, 3/1/2050 1,054,729 1,039,022
Pool# QB4785
2.50%, 10/1/2050 1,951,367 1,865,887
Pool# QB9401
2.00%, 3/1/2051 2,632,319 2,448,773
Pool# RA5910
3.50%, 9/1/2051 9,169,680 9,194,740
FNMA UMBS Pool
Pool# AH9471
4.50%, 4/1/2041 295,360 307,169
Pool# AH4038
4.50%, 4/1/2041 212,188 225,783
Pool# AI3506
4.50%, 6/1/2041 10,777 11,438
Pool# AQ9328
3.50%, 1/1/2043 102,620 104,501
Pool# AB9046
3.50%, 4/1/2043 622,848 635,356
Pool# AT2021
3.50%, 4/1/2043 429,248 437,077
Pool# AB9864
3.50%, 7/1/2043 235,075 239,793
Pool# AS0212
3.50%, 8/1/2043 961,416 980,703
Pool# AS0210
3.50%, 8/1/2043 596,908 608,885
Pool# AU3742
3.50%, 8/1/2043 350,992 357,422
Pool# AU6857
4.00%, 9/1/2043 364,962 378,447
Pool# AU4386
4.00%, 10/1/2043 99,542 103,838
Pool# AS1559
4.00%, 1/1/2044 581,456 608,014
Pool# AW2478
4.50%, 6/1/2044 147,647 155,679
Pool# AL6432
4.00%, 1/1/2045 620,153 646,979
Pool# AS5175
3.50%, 6/1/2045 609,594 621,238
Pool# AS6464
3.50%, 1/1/2046 491,413 500,584
Pool# BO8947
3.00%, 1/1/2050 816,828 800,050
Pool# FM4334
3.00%, 4/1/2050 1,717,873 1,689,286
Pool# BP9581
2.50%, 8/1/2050 1,625,654 1,553,141
Pool# FM5316
2.00%, 12/1/2050 1,747,409 1,627,553
Pool# CA8817
2.00%, 2/1/2051 3,761,332 3,500,162
Pool# BR4515
2.00%, 2/1/2051 2,555,982 2,378,965
Pool# BR4029
2.00%, 2/1/2051 2,306,380 2,147,759

90 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR4051
2.00%, 2/1/2051 1,718,400 1,599,696
Pool# BR2667
2.00%, 2/1/2051 1,677,494 1,561,202
Pool# BR7795
2.50%, 4/1/2051 3,324,341 3,176,417
Pool# FM7151
2.00%, 5/1/2051 989,403 920,316
Pool# FM7189
2.50%, 5/1/2051 3,136,570 2,997,294
Pool# FM7738
2.50%, 6/1/2051 2,348,146 2,243,406
Pool# BT0417
2.50%, 6/1/2051 1,474,084 1,408,332
Pool# BT1339
2.50%, 7/1/2051 2,470,405 2,360,211
Pool# FM8178
2.50%, 7/1/2051 1,566,983 1,497,087
Pool# CB1038
2.50%, 7/1/2051 1,496,018 1,429,288
Pool# FM9563
3.00%, 10/1/2051 17,889,911 17,554,032
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 4/25/2037 21,850,000 21,220,959
2.50%, 4/25/2037 21,890,000 21,632,622
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 4/25/2052 29,140,000 27,048,977
2.50%, 4/25/2052 21,850,000 20,846,266
3.00%, 4/25/2052 10,230,000 10,006,219
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 539,718 552,663
Pool# MA0783
3.50%, 2/20/2043 658,480 676,071
Pool# MA2892
3.50%, 6/20/2045 34,050 34,840
Pool# MA3663
3.50%, 5/20/2046 399,410 406,946
Pool# MA3803
3.50%, 7/20/2046 188,472 191,808
Pool# MA4262
3.50%, 2/20/2047 15,918 16,160
Pool# MA4510
3.50%, 6/20/2047 614,103 622,958
Pool# MA4586
3.50%, 7/20/2047 416,006 421,985
Pool# MA4837
3.50%, 11/20/2047 719,569 729,947
Pool# MA4962
3.50%, 1/20/2048 426,638 432,403
Pool# MA6542
3.50%, 3/20/2050 485,436 489,102
GNMA TBA
2.00%, 4/15/2052 11,690,000 11,120,112
2.50%, 4/15/2052 17,480,000 16,953,552
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
3.00%, 4/15/2052 13,090,000 12,936,090
Total Mortgage-Backed Securities
(cost $232,150,166)
223,220,029
Municipal Bond 0.2%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 4,448,541
Total Municipal Bond
(cost $5,139,210)
4,448,541
Supranational 0.7%
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 201,364
4.70%, 10/22/2031(a) 200,000 197,260
Eastern & Southern African
Trade & Development Bank,
4.88%, 5/23/2024 200,000 200,608
European Investment Bank,
0.63%, 10/21/2027 1,365,000 1,227,159
International Bank for
Reconstruction &
Development
0.50%, 10/28/2025 3,870,000 3,590,710
0.75%, 11/24/2027 5,280,000 4,773,168
0.75%, 8/26/2030 3,450,000 2,985,940
Total Supranational
(cost $14,546,780)
13,176,209
U.S. Government Agency Securities 0.5%
FHLB, 5.50%, 7/15/2036 2,310,000 3,015,610
FNMA
0.50%, 11/7/2025 2,245,000 2,090,056
5.63%, 7/15/2037 3,060,000 4,107,621
Total U.S. Government Agency Securities
(cost $9,230,851)
9,213,287
U.S. Treasury Obligations 29.3%
U.S. Treasury Bonds
1.13%, 5/15/2040 12,950,700 10,204,747
1.88%, 2/15/2041 2,855,000 2,542,177
2.25%, 5/15/2041 20,013,000 18,892,741
1.75%, 8/15/2041 92,399,800 80,084,639
3.63%, 8/15/2043 1,745,000 2,024,473
3.13%, 8/15/2044 30,177,900 32,622,781
3.13%, 5/15/2048 5,250,000 5,861,543
1.25%, 5/15/2050 4,221,600 3,148,720
1.88%, 2/15/2051 8,220,200 7,182,721

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 91
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.38%, 5/15/2051 68,814,400 67,432,736
1.88%, 11/15/2051 1,645,000 1,442,974
U.S. Treasury Inflation Linked
Notes, 0.38%, 7/15/2027 (g) 3,905,000 4,780,125
U.S. Treasury Notes
0.38%, 1/31/2026 930,000 856,872
0.75%, 8/31/2026 99,649,900 92,359,111
0.88%, 9/30/2026 77,531,000 72,167,429
0.50%, 4/30/2027 38,846,600 35,235,080
0.50%, 6/30/2027 736,900 665,973
1.25%, 9/30/2028 64,381,000 59,743,556
1.38%, 10/31/2028 7,135,600 6,670,671
1.25%, 8/15/2031 49,015,300 44,557,971
1.38%, 11/15/2031 20,162,600 18,499,186
Total U.S. Treasury Obligations
(cost $612,571,189)
566,976,226
Total Investments
(cost $2,134,968,410) — 103.3%
2,000,808,963
Liabilities in excess of other
assets — (3.3)% (63,784,603)
NET ASSETS — 100.0%
$ 1,937,024,360
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $429,136,065 which represents 22.15% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2022.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2022. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2022.
(f) Security in default.
(g) Principal amounts are not adjusted for inflation.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

92 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 60 6/2022 USD 9,003,750 (184,403)
Total long contracts (184,403)
Short Contracts
U.S. Treasury 2 Year Note (9) 6/2022 USD (1,907,297) 22,767
U.S. Treasury 5 Year Note (67) 6/2022 USD (7,684,063) 54,618
U.S. Treasury 10 Year Note (134) 6/2022 USD (16,465,250) (23,262)
U.S. Treasury 10 Year Ultra Note (987) 6/2022 USD (133,707,656) 4,372,684
U.S. Treasury Ultra Bond (501) 6/2022 USD (88,739,625) 3,455,206
Total short contracts 7,882,013
Net contracts 7,697,610
As of March 31, 2022, the Fund had $5,830,460 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 93
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 142,729,332 $ – $ 142,729,332
Collateralized Mortgage Obligations – 20,395,063 – 20,395,063
Commercial Mortgage-Backed Securities – 25,419,794 – 25,419,794
Corporate Bonds – 967,290,329 – 967,290,329
Foreign Government Securities – 27,940,153 – 27,940,153
Futures Contracts 7,905,275 – – 7,905,275
Mortgage-Backed Securities – 223,220,029 – 223,220,029
Municipal Bond – 4,448,541 – 4,448,541
Supranational – 13,176,209 – 13,176,209
U.S. Government Agency Securities – 9,213,287 – 9,213,287

94 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 566,976,226 $ – $ 566,976,226
Total Assets $ 7,905,275 $ 2,000,808,963 $ – $ 2,008,714,238
Liabilities:
Futures Contracts $ (207,665) $ – $ – $ (207,665)
Total Liabilities $ (207,665) $ – $ – $ (207,665)
Total $ 7,697,610 $ 2,000,808,963 $ – $ 2,008,506,573
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2022 (Unaudited) - Statement of Investments - 95
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 7,905,275
Total $ 7,905,275
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (207,665)
Total $ (207,665)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust
Series 2012-1, Class A,
4.15%, 4/11/2024 194,961 195,568
Series 2013-1, Class A,
4.30%, 8/15/2025 314,017 313,575
Series 2020-1, Class A,
5.88%, 10/15/2027 315,026 326,079
835,222
Automobiles 0.2%
Americredit Automobile
Receivables Trust, Series
2018-1, Class D, 3.82%,
3/18/2024 1,600,000 1,615,102
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 1,120,000 1,092,949
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 482,530
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 1,290,000 1,285,596
4,476,177
Credit Card 0.0%
†
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 95,671
Electric Utilities 0.0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 507,521
Total Asset-Backed Securities
(cost $5,937,454)
5,914,591
Commercial Mortgage-Backed Securities 1.9%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,395,553
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 431,346 434,878
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 1,037,964
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,965,360
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,409,007
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,509,391
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 588,806
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,518,224
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,870,241
Commercial Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,517,150
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,514,903
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 998,471
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 1,012,767
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,279,633
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K024, Class A2,
2.57%, 9/25/2022 96,457 96,744
Series K026, Class A2,
2.51%, 11/25/2022 898,935 902,216
Series K031, Class A2,
3.30%, 4/25/2023(a) 400,000 404,304
Series K033, Class A2,
3.06%, 7/25/2023(a) 950,000 959,200
Series K037, Class A2,
3.49%, 1/25/2024 800,000 810,543
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,547,793
Series K115, Class A2,
1.38%, 6/25/2030 960,000 858,924
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,804,690
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,627,541
FNMA ACES REMICS, Series
2013-M6, Class 1AC,
3.35%, 2/25/2043(a) 137,107 138,853
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,490,867
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C10, Class A5,
4.07%, 7/15/2046(a) 500,000 504,310
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 1,007,618
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,168,550
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,800,160
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,505,424

2 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,513,469
Total Commercial Mortgage-Backed
Securities
(cost $42,718,380) 41,193,554
Corporate Bonds 25.2%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 241,802
4.88%, 5/1/2025 300,000 309,501
2.20%, 2/4/2026 250,000 236,354
2.25%, 6/15/2026(b) 500,000 472,604
5.04%, 5/1/2027 500,000 526,506
3.20%, 3/1/2029(b) 500,000 476,465
2.95%, 2/1/2030(b) 85,000 78,758
5.15%, 5/1/2030 800,000 853,166
3.25%, 2/1/2035 100,000 89,290
5.71%, 5/1/2040 500,000 558,725
3.75%, 2/1/2050 340,000 302,748
5.81%, 5/1/2050 500,000 577,369
5.93%, 5/1/2060 160,000 184,734
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 41,860
2.63%, 11/15/2027 300,000 295,301
3.63%, 4/1/2030(b) 200,000 205,980
2.25%, 6/1/2031 30,000 28,006
2.85%, 6/1/2041 50,000 45,369
4.25%, 4/1/2050(b) 200,000 225,073
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 200,000 196,904
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024 257,000 259,526
2.90%, 12/15/2029(b) 100,000 96,124
1.80%, 1/15/2031 185,000 160,742
4.85%, 4/27/2035 90,000 97,759
Leidos, Inc. ,
3.63%, 5/15/2025 100,000 99,975
Lockheed Martin Corp. ,
2.90%, 3/1/2025 500,000 503,020
3.55%, 1/15/2026 250,000 255,981
3.60%, 3/1/2035 110,000 111,143
4.07%, 12/15/2042 393,000 419,528
4.70%, 5/15/2046(b) 250,000 290,346
Northrop Grumman Corp. ,
2.93%, 1/15/2025(b) 500,000 501,113
4.75%, 6/1/2043 250,000 282,266
4.03%, 10/15/2047 400,000 420,871
Raytheon Technologies Corp. ,
3.95%, 8/16/2025(b) 200,000 206,306
1.90%, 9/1/2031(b) 50,000 44,232
2.38%, 3/15/2032 185,000 169,836
4.70%, 12/15/2041 50,000 54,560
4.50%, 6/1/2042 700,000 771,886
3.75%, 11/1/2046 100,000 98,319
4.63%, 11/16/2048 400,000 452,040
3.03%, 3/15/2052(b) 195,000 170,845
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Textron, Inc. ,
4.30%, 3/1/2024 250,000 255,696
11,668,629
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 98,553
3.90%, 2/1/2035 380,000 377,821
4.55%, 4/1/2046(b) 500,000 523,504
5.25%, 5/15/2050(b) 200,000 231,621
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 100,935
6.20%, 1/15/2038 295,000 384,571
3.40%, 9/1/2049(b) 320,000 319,682
5.30%, 4/1/2050 150,000 196,135
2,232,822
Airlines 0.0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 300,000 270,810
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 293,985
2.63%, 2/10/2030(b) 400,000 364,834
929,629
Auto Components 0.0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 104,258
5.40%, 3/15/2049(b) 150,000 163,842
3.10%, 12/1/2051 50,000 39,749
4.15%, 5/1/2052 100,000 93,778
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 135,486
2.65%, 7/1/2027(b) 55,000 53,110
Lear Corp. ,
2.60%, 1/15/2032 50,000 44,165
5.25%, 5/15/2049 150,000 160,986
795,374
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 250,000 336,833
General Motors Co. ,
6.13%, 10/1/2025 400,000 429,409
4.20%, 10/1/2027 250,000 251,035
6.80%, 10/1/2027 100,000 112,874
5.15%, 4/1/2038 250,000 253,971
5.20%, 4/1/2045 250,000 253,044
5.40%, 4/1/2048(b) 200,000 210,270
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032(b) 100,000 96,753
1,944,189
Banks 4.3%
Banco Santander SA ,
2.75%, 5/28/2025(b) 200,000 194,893

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(c) 200,000 180,640
3.80%, 2/23/2028(b) 600,000 590,430
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(c) 200,000 201,014
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.22%, 11/22/2032(c) 400,000 359,011
Bank of America Corp. ,
4.10%, 7/24/2023(b) 250,000 255,473
4.00%, 4/1/2024(b) 350,000 359,214
(SOFR + 0.41%), 0.52%,
6/14/2024(c) 100,000 97,198
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(c) 400,000 404,522
(SOFR + 0.74%), 0.81%,
10/24/2024(b)(c) 300,000 290,254
(SOFR + 0.67%), 1.84%,
2/4/2025(b)(c) 85,000 83,107
Series L, 3.95%,
4/21/2025(b) 310,000 315,888
(SOFR + 0.69%), 0.98%,
4/22/2025(b)(c) 300,000 287,532
3.88%, 8/1/2025(b) 250,000 257,024
(SOFR + 0.65%), 1.53%,
12/6/2025(c) 400,000 382,520
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 288,765
4.45%, 3/3/2026 125,000 129,274
3.50%, 4/19/2026 290,000 293,594
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 500,000 468,585
4.25%, 10/22/2026 435,000 447,734
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 184,837
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(c) 700,000 701,993
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 789,382
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 505,768
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 267,535
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 989,894
(SOFR + 1.06%), 2.09%,
6/14/2029(b)(c) 100,000 91,344
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 189,656
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 200,000 183,834
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 553,540
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 347,471
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 579,371
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 89,002
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 254,426
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 327,947
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(c) 300,000 257,932
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 260,468
7.75%, 5/14/2038(b) 200,000 279,098
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 700,000 591,051
5.88%, 2/7/2042 250,000 314,819
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 277,730
5.00%, 1/21/2044 350,000 402,562
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b)(c) 300,000 326,268
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(b)(c) 300,000 321,699
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 620,898
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 51,025
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(c) 50,000 42,785
Bank of Montreal ,
2.15%, 3/8/2024 100,000 99,008
0.63%, 7/9/2024(b) 300,000 285,081
(SOFR + 0.47%), 0.55%,
1/10/2025(b)(c) 100,000 99,374
1.85%, 5/1/2025(b) 500,000 480,503
1.25%, 9/15/2026(b) 300,000 275,406
2.65%, 3/8/2027 100,000 96,708
Bank of Nova Scotia (The) ,
0.65%, 7/31/2024 80,000 76,090
1.45%, 1/10/2025(b) 50,000 48,000
1.35%, 6/24/2026 300,000 278,220
1.30%, 9/15/2026(b) 200,000 183,915

4 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The),
1.95%, 2/2/2027 50,000 47,258
2.15%, 8/1/2031(b) 300,000 270,683
2.45%, 2/2/2032(b) 50,000 46,011
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(b)(c) 400,000 371,352
4.34%, 1/10/2028 800,000 813,047
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 418,437
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(b)(c) 200,000 207,463
5.25%, 8/17/2045(b) 205,000 227,682
4.95%, 1/10/2047(b) 200,000 216,123
Canadian Imperial Bank of
Commerce ,
0.50%, 12/14/2023(b) 200,000 193,128
1.00%, 10/18/2024(b) 200,000 189,966
1.25%, 6/22/2026(b) 200,000 183,570
Citigroup, Inc. ,
3.88%, 10/25/2023(b) 750,000 766,251
3.75%, 6/16/2024(b) 500,000 508,704
3.30%, 4/27/2025(b) 560,000 563,849
(SOFR + 0.69%), 2.01%,
1/25/2026(c) 145,000 139,588
4.60%, 3/9/2026 350,000 362,926
(SOFR + 1.53%), 3.29%,
3/17/2026(c) 90,000 89,696
3.40%, 5/1/2026(b) 500,000 503,869
4.30%, 11/20/2026(b) 500,000 514,190
(SOFR + 0.77%), 1.46%,
6/9/2027(c) 285,000 261,740
4.45%, 9/29/2027 500,000 515,718
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 505,625
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 400,000 389,583
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 700,000 693,419
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 507,625
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 189,702
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 92,649
(SOFR + 3.91%), 4.41%,
3/31/2031(b)(c) 700,000 726,708
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 274,832
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 220,934
6.63%, 6/15/2032 333,000 402,426
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 200,000 186,867
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 89,220
8.13%, 7/15/2039 350,000 529,870
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(c) 300,000 351,158
6.68%, 9/13/2043 150,000 197,318
4.65%, 7/23/2048(b) 200,000 225,855
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 156,665
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 259,004
Cooperatieve Rabobank UA ,
1.38%, 1/10/2025(b) 250,000 239,188
3.38%, 5/21/2025 250,000 251,552
5.25%, 5/24/2041(b) 175,000 215,402
5.25%, 8/4/2045 250,000 283,437
Discover Bank ,
4.20%, 8/8/2023 500,000 508,386
2.45%, 9/12/2024 300,000 294,724
2.70%, 2/6/2030(b) 310,000 283,742
Fifth Third Bancorp ,
3.65%, 1/25/2024(b) 500,000 506,163
Fifth Third Bank NA ,
3.95%, 7/28/2025 200,000 205,509
3.85%, 3/15/2026(b) 300,000 304,558
2.25%, 2/1/2027(b) 295,000 283,872
HSBC Holdings plc ,
4.25%, 3/14/2024 500,000 507,309
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 390,000 366,975
(SOFR + 1.10%), 2.25%,
11/22/2027(b)(c) 200,000 186,347
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 179,893
4.95%, 3/31/2030 200,000 213,601
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 220,000 199,901
(SOFR + 2.53%), 4.76%,
3/29/2033(c) 200,000 205,536
6.50%, 5/2/2036(b) 400,000 484,970
6.50%, 9/15/2037(b) 600,000 730,597
6.80%, 6/1/2038 200,000 249,708
5.25%, 3/14/2044(b) 250,000 275,720
HSBC USA, Inc. ,
3.50%, 6/23/2024(b) 500,000 504,843
Huntington Bancshares, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c)(d) 250,000 217,518
ING Groep NV ,
4.10%, 10/2/2023 500,000 508,420
4.55%, 10/2/2028(b) 200,000 206,801
JPMorgan Chase & Co. ,
2.70%, 5/18/2023 500,000 501,943
3.88%, 9/10/2024(b) 1,000,000 1,021,460
3.13%, 1/23/2025(b) 500,000 502,581

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 0.54%), 0.82%,
6/1/2025(b)(c) 190,000 181,178
(CME Term SOFR 3
Month + 0.58%), 0.97%,
6/23/2025(c) 400,000 381,905
(SOFR + 0.49%), 0.77%,
8/9/2025(c) 500,000 473,934
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 244,847
(SOFR + 0.61%), 1.56%,
12/10/2025(c) 200,000 191,438
(SOFR + 0.92%), 2.59%,
2/24/2026(c) 90,000 88,265
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(c) 300,000 289,220
3.30%, 4/1/2026(b) 500,000 503,962
2.95%, 10/1/2026(b) 1,000,000 992,257
8.00%, 4/29/2027 290,000 349,263
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 184,313
4.25%, 10/1/2027(b) 500,000 516,255
(SOFR + 1.17%), 2.95%,
2/24/2028(b)(c) 85,000 82,949
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(b)
(c) 500,000 501,308
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 600,000 613,440
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 460,778
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 400,000 370,808
(SOFR + 1.25%), 2.58%,
4/22/2032(c) 75,000 68,711
(SOFR + 1.18%), 2.54%,
11/8/2032(c) 510,000 466,010
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 122,558
5.60%, 7/15/2041(b) 400,000 484,528
5.40%, 1/6/2042(b) 500,000 593,736
4.85%, 2/1/2044 500,000 568,845
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 801,512
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 255,370
(SOFR + 2.44%), 3.11%,
4/22/2051(b)(c) 600,000 531,373
(SOFR + 1.58%), 3.33%,
4/22/2052(c) 200,000 184,872
KeyBank NA ,
6.95%, 2/1/2028 225,000 260,717
KeyCorp ,
2.25%, 4/6/2027(b) 50,000 47,204
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 502,341
Kreditanstalt fuer
Wiederaufbau ,
2.63%, 2/28/2024 2,500,000 2,512,815
2.88%, 4/3/2028(b) 1,000,000 1,015,920
0.00%, 6/29/2037(b)(e) 750,000 510,855
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026(b) 1,000,000 967,404
Lloyds Banking Group plc ,
4.50%, 11/4/2024(b) 205,000 209,470
4.58%, 12/10/2025 350,000 357,203
4.65%, 3/24/2026 500,000 511,507
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(c) 200,000 199,415
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 1,000,000 976,802
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 250,991
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.95%, 7/19/2025(c) 200,000 189,573
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.45%),
0.96%, 10/11/2025(b)(c) 200,000 188,510
3.85%, 3/1/2026 750,000 759,668
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 183,574
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(c) 200,000 183,857
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(c) 200,000 188,897
3.74%, 3/7/2029(b) 600,000 605,545
3.20%, 7/18/2029 500,000 485,279
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 186,360
Mizuho Financial Group, Inc. ,
(SOFR + 1.25%), 1.24%,
7/10/2024(c) 200,000 195,729

6 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc.,
(SOFR + 1.36%), 2.55%,
9/13/2025(c) 455,000 445,655
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(b)(c) 200,000 183,577
3.17%, 9/11/2027(b) 250,000 246,099
(SOFR + 1.77%), 2.20%,
7/10/2031(b)(c) 400,000 355,241
2.56%, 9/13/2031 200,000 174,801
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 732,893
National Bank of Canada ,
0.75%, 8/6/2024 250,000 236,977
Natwest Group plc ,
3.88%, 9/12/2023 365,000 368,738
4.80%, 4/5/2026(b) 500,000 516,904
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(c) 200,000 182,844
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 191,976
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 532,384
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 970,089
PNC Bank NA ,
3.80%, 7/25/2023(b) 500,000 508,268
2.95%, 2/23/2025(b) 500,000 500,346
3.88%, 4/10/2025 500,000 509,637
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026(b) 100,000 92,428
2.55%, 1/22/2030(b) 500,000 477,214
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(c) 200,000 183,526
Regions Financial Corp. ,
2.25%, 5/18/2025(b) 400,000 389,268
1.80%, 8/12/2028 200,000 178,555
Royal Bank of Canada ,
2.55%, 7/16/2024(b) 350,000 348,415
0.65%, 7/29/2024 400,000 380,372
0.75%, 10/7/2024 300,000 284,576
2.25%, 11/1/2024(b) 500,000 492,986
1.20%, 4/27/2026 100,000 92,547
1.15%, 7/14/2026(b) 200,000 183,331
1.40%, 11/2/2026 300,000 276,347
2.05%, 1/21/2027(b) 200,000 190,192
2.30%, 11/3/2031(b) 200,000 181,839
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024 500,000 501,352
3.24%, 10/5/2026(b) 300,000 292,436
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc.,
(SOFR + 1.25%), 2.49%,
1/6/2028(c) 125,000 116,625
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 459,619
(SOFR + 1.22%), 2.47%,
1/11/2028(b)(c) 200,000 186,011
Santander UK plc ,
4.00%, 3/13/2024 500,000 510,354
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 500,000 491,173
2.63%, 7/14/2026 750,000 727,643
1.40%, 9/17/2026(b) 200,000 182,454
3.35%, 10/18/2027(b) 500,000 494,727
1.90%, 9/17/2028 200,000 178,982
3.20%, 9/17/2029 500,000 479,257
2.22%, 9/17/2031 200,000 176,939
2.93%, 9/17/2041 300,000 255,795
SVB Financial Group ,
1.80%, 10/28/2026 300,000 278,750
Toronto-Dominion Bank (The) ,
0.55%, 3/4/2024(b) 250,000 240,576
2.35%, 3/8/2024 100,000 99,402
3.25%, 3/11/2024(b) 500,000 505,981
0.70%, 9/10/2024 100,000 94,907
1.25%, 12/13/2024(b) 200,000 192,163
1.45%, 1/10/2025 100,000 95,780
0.75%, 1/6/2026(b) 200,000 183,200
1.20%, 6/3/2026(b) 200,000 184,467
1.25%, 9/10/2026 100,000 91,940
1.95%, 1/12/2027 100,000 94,711
2.80%, 3/10/2027(b) 100,000 98,202
2.00%, 9/10/2031(b) 100,000 88,594
2.45%, 1/12/2032(b) 100,000 92,370
3.20%, 3/10/2032(b) 100,000 98,414
Truist Bank ,
2.15%, 12/6/2024(b) 400,000 393,622
3.63%, 9/16/2025 250,000 253,032
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 245,879
Truist Financial Corp. ,
2.85%, 10/26/2024(b) 250,000 249,815
4.00%, 5/1/2025(b) 1,000,000 1,026,160
1.13%, 8/3/2027(b) 300,000 269,392
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(c) 300,000 272,678
US Bancorp ,
(SOFR + 0.73%), 2.22%,
1/27/2028(c) 100,000 95,515
3.90%, 4/26/2028(b) 500,000 513,309
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 100,000 95,068

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bank NA ,
2.80%, 1/27/2025(b) 1,000,000 999,135
Wells Fargo & Co. ,
3.75%, 1/24/2024 1,500,000 1,527,396
(SOFR + 1.60%), 1.65%,
6/2/2024(c) 600,000 592,799
3.00%, 2/19/2025(b) 825,000 823,423
3.00%, 4/22/2026 500,000 495,143
4.30%, 7/22/2027 200,000 207,671
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 199,598
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 200,000 194,369
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 539,385
5.38%, 11/2/2043(b) 250,000 289,956
5.61%, 1/15/2044 388,000 461,823
4.65%, 11/4/2044(b) 300,000 318,933
4.90%, 11/17/2045 300,000 331,096
4.40%, 6/14/2046 350,000 362,863
4.75%, 12/7/2046 200,000 217,437
(SOFR + 4.50%), 5.01%,
4/4/2051(b)(c) 500,000 593,385
Westpac Banking Corp. ,
1.15%, 6/3/2026(b) 200,000 184,973
3.40%, 1/25/2028(b) 300,000 301,959
1.95%, 11/20/2028(b) 200,000 184,212
2.65%, 1/16/2030 120,000 114,879
2.15%, 6/3/2031(b) 300,000 271,670
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(b)(c) 300,000 301,721
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 492,835
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 75,526
3.13%, 11/18/2041(b) 65,000 55,783
Zions Bancorp NA ,
3.25%, 10/29/2029 250,000 238,909
95,148,148
Beverages 0.6%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026(b) 250,000 255,503
4.70%, 2/1/2036 150,000 160,877
4.90%, 2/1/2046 770,000 856,352
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 159,828
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028(b) 250,000 259,040
4.75%, 1/23/2029 400,000 433,670
4.60%, 4/15/2048 500,000 539,637
4.44%, 10/6/2048 581,000 608,191
5.55%, 1/23/2049 900,000 1,097,348
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Worldwide, Inc.,
4.50%, 6/1/2050(b) 500,000 534,221
Coca-Cola Co. (The) ,
1.75%, 9/6/2024(b) 500,000 494,864
2.90%, 5/25/2027(b) 500,000 495,101
3.45%, 3/25/2030 400,000 411,140
2.00%, 3/5/2031(b) 95,000 86,937
2.25%, 1/5/2032(b) 300,000 279,762
2.88%, 5/5/2041 300,000 277,039
2.60%, 6/1/2050(b) 400,000 341,680
3.00%, 3/5/2051(b) 135,000 124,282
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030(b) 150,000 143,554
Constellation Brands, Inc. ,
3.50%, 5/9/2027 500,000 500,953
2.88%, 5/1/2030 500,000 468,995
2.25%, 8/1/2031 405,000 356,621
Diageo Capital plc ,
2.63%, 4/29/2023(b) 500,000 501,877
2.38%, 10/24/2029(b) 210,000 198,808
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 250,000 349,751
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 184,976
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 750,000 790,863
5.09%, 5/25/2048 250,000 284,036
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 187,628
5.00%, 5/1/2042 250,000 264,443
PepsiCo, Inc. ,
0.75%, 5/1/2023 65,000 64,063
0.40%, 10/7/2023(b) 35,000 34,179
2.25%, 3/19/2025 300,000 296,863
2.75%, 3/19/2030 700,000 687,539
1.63%, 5/1/2030(b) 130,000 116,883
1.40%, 2/25/2031(b) 200,000 174,856
1.95%, 10/21/2031(b) 100,000 91,276
2.63%, 10/21/2041(b) 50,000 45,458
4.45%, 4/14/2046(b) 300,000 347,913
3.63%, 3/19/2050 200,000 205,408
2.75%, 10/21/2051(b) 50,000 44,712
13,757,127
Biotechnology 0.4%
AbbVie, Inc. ,
3.85%, 6/15/2024(b) 325,000 331,355
2.60%, 11/21/2024 400,000 397,233
3.80%, 3/15/2025 250,000 254,646
3.60%, 5/14/2025(b) 500,000 506,565
3.20%, 5/14/2026 120,000 120,323
4.55%, 3/15/2035 195,000 209,334
4.50%, 5/14/2035 500,000 536,648
4.30%, 5/14/2036 250,000 261,084
4.05%, 11/21/2039(b) 380,000 390,415
4.40%, 11/6/2042 625,000 659,389
4.75%, 3/15/2045 168,000 182,890
4.25%, 11/21/2049(b) 675,000 700,459

8 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc. ,
1.65%, 8/15/2028(b) 200,000 182,161
2.00%, 1/15/2032(b) 200,000 177,221
3.35%, 2/22/2032 55,000 54,485
2.80%, 8/15/2041(b) 200,000 171,711
4.56%, 6/15/2048 524,000 563,430
4.66%, 6/15/2051 618,000 680,086
3.00%, 1/15/2052 200,000 169,155
4.20%, 2/22/2052 25,000 25,855
4.40%, 2/22/2062(b) 45,000 46,541
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 61,237
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 179,949
3.15%, 5/1/2050(b) 230,000 188,346
3.25%, 2/15/2051(d) 130,000 107,462
Gilead Sciences, Inc. ,
0.75%, 9/29/2023 38,000 37,112
3.70%, 4/1/2024(b) 1,000,000 1,017,874
3.65%, 3/1/2026 145,000 147,466
1.20%, 10/1/2027(b) 60,000 54,130
1.65%, 10/1/2030(b) 115,000 101,059
4.50%, 2/1/2045 500,000 532,751
4.75%, 3/1/2046 500,000 554,091
2.80%, 10/1/2050 95,000 77,741
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 51,937
9,732,141
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 241,962
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 87,121
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 31,000 29,540
2.72%, 2/15/2030 50,000 46,994
3.58%, 4/5/2050(b) 350,000 320,268
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 240,577
4.00%, 3/25/2032(b) 100,000 100,154
4.50%, 3/25/2052 100,000 97,871
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 187,354
1.75%, 9/15/2030(b) 100,000 89,277
2.00%, 9/16/2031 100,000 87,781
4.63%, 7/2/2044(f) 250,000 268,164
Masco Corp. ,
2.00%, 2/15/2031(b) 250,000 216,860
3.13%, 2/15/2051 60,000 49,892
Owens Corning ,
4.30%, 7/15/2047 200,000 195,984
2,259,799
Capital Markets 1.7%
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 90,978
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Ares Capital Corp.,
2.88%, 6/15/2028 250,000 221,325
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 45,087
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024(b) 750,000 758,174
2.10%, 10/24/2024(b) 250,000 246,594
Series J, 0.85%, 10/25/2024 100,000 95,710
Series G, 3.00%,
2/24/2025(b) 205,000 205,859
1.05%, 10/15/2026 100,000 91,641
2.05%, 1/26/2027(b) 200,000 192,696
3.00%, 10/30/2028(b) 500,000 487,755
Series J, 1.90%,
1/25/2029(b) 200,000 183,068
1.80%, 7/28/2031 100,000 88,458
2.50%, 1/26/2032(b) 100,000 92,837
Blackstone Private Credit
Fund ,
4.70%, 3/24/2025(d) 100,000 101,460
3.25%, 3/15/2027(d) 200,000 183,293
4.00%, 1/15/2029(b)(d) 200,000 185,163
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(d) 200,000 173,356
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 44,446
Brookfield Finance LLC ,
3.45%, 4/15/2050(b) 200,000 175,618
Brookfield Finance, Inc. ,
4.25%, 6/2/2026(b) 500,000 515,190
3.90%, 1/25/2028 40,000 40,170
4.85%, 3/29/2029 300,000 319,767
3.50%, 3/30/2051 35,000 31,123
3.63%, 2/15/2052(b) 15,000 13,468
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 261,686
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 157,168
1.15%, 5/13/2026 400,000 372,470
2.45%, 3/3/2027 40,000 38,831
1.65%, 3/11/2031(b) 200,000 174,652
2.30%, 5/13/2031(b) 300,000 276,827
1.95%, 12/1/2031(b) 100,000 88,396
2.90%, 3/3/2032 100,000 96,281
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 44,102
CME Group, Inc. ,
3.00%, 3/15/2025 500,000 503,382
2.65%, 3/15/2032 50,000 47,842
Credit Suisse AG ,
1.00%, 5/5/2023 1,250,000 1,231,054
3.63%, 9/9/2024(b) 250,000 252,868
2.95%, 4/9/2025 400,000 395,605
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 388,557
4.55%, 4/17/2026 750,000 762,957

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 71,006
Deutsche Bank AG ,
Series E, 0.96%,
11/8/2023(b) 150,000 145,428
3.70%, 5/30/2024(b) 470,000 472,201
(SOFR + 2.16%), 2.22%,
9/18/2024(c) 275,000 268,982
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 199,848
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 143,684
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 155,791
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 150,000 141,448
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 134,797
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 29,152
3.45%, 3/1/2032(b) 25,000 24,149
FS KKR Capital Corp. ,
2.63%, 1/15/2027(b) 100,000 91,578
3.25%, 7/15/2027(b) 50,000 46,154
3.13%, 10/12/2028 150,000 133,721
Goldman Sachs Group, Inc.
(The) ,
3.00%, 3/15/2024 85,000 84,892
3.85%, 7/8/2024 385,000 392,030
(SOFR + 0.49%), 0.92%,
10/21/2024(c) 200,000 193,861
(SOFR + 0.73%), 1.76%,
1/24/2025(c) 100,000 97,490
3.50%, 4/1/2025 670,000 674,997
3.75%, 5/22/2025(b) 500,000 507,525
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 230,375
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 456,964
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 223,044
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 90,832
(SOFR + 1.85%), 3.62%,
3/15/2028(c) 75,000 74,895
(SOFR + 1.28%), 2.62%,
4/22/2032(b)(c) 390,000 354,456
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 247,997
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 149,170
(SOFR + 1.41%), 3.10%,
2/24/2033(c) 95,000 89,546
6.45%, 5/1/2036 400,000 487,378
6.75%, 10/1/2037 500,000 630,071
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 505,259
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 500,000 527,411
6.25%, 2/1/2041 350,000 451,845
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 181,009
(SOFR + 1.47%), 2.91%,
7/21/2042(b)(c) 300,000 258,250
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 35,000 32,437
4.80%, 7/8/2044(b) 300,000 332,616
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 88,555
Intercontinental Exchange,
Inc. ,
4.00%, 10/15/2023(b) 500,000 510,146
3.75%, 12/1/2025(b) 160,000 163,618
2.10%, 6/15/2030(b) 165,000 150,844
1.85%, 9/15/2032 500,000 431,979
4.25%, 9/21/2048 250,000 268,776
3.00%, 6/15/2050 75,000 65,464
Jefferies Group LLC ,
4.85%, 1/15/2027 500,000 524,221
2.63%, 10/15/2031 50,000 45,077
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 526,086
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 92,714
Moody's Corp. ,
3.25%, 1/15/2028(b) 300,000 299,521
2.00%, 8/19/2031 60,000 53,228
2.75%, 8/19/2041 75,000 64,039
3.25%, 5/20/2050 35,000 31,292
3.10%, 11/29/2061 95,000 79,444
Morgan Stanley ,
4.10%, 5/22/2023 650,000 661,654
Series F, 3.88%, 4/29/2024 625,000 637,565
(SOFR + 0.51%), 0.79%,
1/22/2025(b)(c) 100,000 95,997
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 370,000 351,512
(SOFR + 0.56%), 1.16%,
10/21/2025(c) 600,000 569,963
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 618,220
3.13%, 7/27/2026(b) 500,000 495,685
4.35%, 9/8/2026 500,000 514,988
3.63%, 1/20/2027 750,000 756,447
3.95%, 4/23/2027 500,000 508,076
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 441,218
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 195,000 185,898
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 600,000 604,682

10 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 500,000 522,792
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 820,000 815,734
7.25%, 4/1/2032 324,000 416,358
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 432,169
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 500,000 443,065
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 247,868
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 65,642
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 385,805
4.30%, 1/27/2045(b) 300,000 315,526
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 100,000 128,108
(SOFR + 1.43%), 2.80%,
1/25/2052(b)(c) 205,000 170,554
Nasdaq, Inc. ,
1.65%, 1/15/2031(b) 400,000 337,230
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 300,000 280,609
2.17%, 7/14/2028 200,000 179,482
3.10%, 1/16/2030(b) 500,000 470,917
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 91,624
Owl Rock Capital Corp. ,
2.88%, 6/11/2028(b) 230,000 200,601
Owl Rock Capital Corp. III ,
3.13%, 4/13/2027(d) 50,000 44,230
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 91,368
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046(b) 250,000 279,935
S&P Global, Inc. ,
2.45%, 3/1/2027(b)(d) 30,000 29,189
2.70%, 3/1/2029(d) 100,000 96,931
2.50%, 12/1/2029 80,000 75,818
1.25%, 8/15/2030(b) 110,000 94,773
2.90%, 3/1/2032(d) 25,000 24,236
3.25%, 12/1/2049(b) 65,000 60,977
2.30%, 8/15/2060(b) 40,000 30,243
State Street Corp. ,
3.70%, 11/20/2023(b) 500,000 510,661
3.30%, 12/16/2024(b) 310,000 313,074
(SOFR + 0.56%), 1.68%,
11/18/2027(c) 200,000 187,642
(SOFR + 0.73%), 2.20%,
2/7/2028(c) 40,000 38,329
2.40%, 1/24/2030(b) 200,000 188,923
(SOFR + 1.00%), 2.62%,
2/7/2033(c) 20,000 18,820
36,434,345
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0.3%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 23,820
1.85%, 5/15/2027(b) 105,000 99,161
2.05%, 5/15/2030(b) 145,000 133,657
2.70%, 5/15/2040 65,000 57,467
2.80%, 5/15/2050(b) 40,000 35,096
Celanese US Holdings LLC ,
1.40%, 8/5/2026 100,000 90,059
CF Industries, Inc. ,
3.45%, 6/1/2023(b) 500,000 507,000
5.15%, 3/15/2034 300,000 332,960
Dow Chemical Co. (The) ,
9.40%, 5/15/2039 206,000 328,150
4.80%, 5/15/2049 350,000 386,299
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048(b) 300,000 361,944
Eastman Chemical Co. ,
4.65%, 10/15/2044 200,000 205,299
Ecolab, Inc. ,
1.30%, 1/30/2031(b) 200,000 172,519
2.13%, 2/1/2032(b) 100,000 91,451
2.13%, 8/15/2050(b) 200,000 152,866
2.70%, 12/15/2051(b) 75,000 64,240
2.75%, 8/18/2055 65,000 53,749
FMC Corp. ,
3.45%, 10/1/2029 60,000 58,936
4.50%, 10/1/2049 85,000 86,859
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 76,776
Linde, Inc. ,
3.20%, 1/30/2026 250,000 251,368
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 191,018
LYB International Finance III
LLC ,
3.38%, 5/1/2030 250,000 237,023
2.25%, 10/1/2030(b) 135,000 121,679
4.20%, 5/1/2050(b) 200,000 197,531
LyondellBasell Industries NV ,
4.63%, 2/26/2055 250,000 254,372
Mosaic Co. (The) ,
4.25%, 11/15/2023 250,000 255,294
4.05%, 11/15/2027 250,000 256,082
Nutrien Ltd. ,
3.00%, 4/1/2025 150,000 149,367
5.88%, 12/1/2036(b) 125,000 147,956
5.25%, 1/15/2045 334,000 383,104
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 101,840
2.80%, 8/15/2029 300,000 287,275
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 41,250
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026(b) 400,000 412,136
2.95%, 8/15/2029(b) 200,000 192,853
2.20%, 3/15/2032 200,000 177,373
4.50%, 6/1/2047(b) 150,000 158,861
2.90%, 3/15/2052 80,000 65,566

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Westlake Corp. ,
2.88%, 8/15/2041(b) 100,000 83,636
4.38%, 11/15/2047 200,000 202,140
3.13%, 8/15/2051(b) 70,000 57,539
7,543,571
Commercial Services & Supplies 0.1%
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114 30,000 33,989
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 20,626
Republic Services, Inc. ,
3.20%, 3/15/2025(b) 500,000 502,312
1.45%, 2/15/2031 165,000 140,158
2.38%, 3/15/2033(b) 200,000 179,555
6.20%, 3/1/2040 70,000 88,033
Waste Connections, Inc. ,
4.25%, 12/1/2028(b) 100,000 103,721
2.20%, 1/15/2032 100,000 89,354
3.20%, 6/1/2032 50,000 48,787
2.95%, 1/15/2052 70,000 59,652
Waste Management, Inc. ,
2.00%, 6/1/2029(b) 35,000 32,553
2.95%, 6/1/2041 85,000 76,843
4.15%, 7/15/2049(b) 125,000 132,828
1,508,411
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025(b) 400,000 408,962
5.90%, 2/15/2039 300,000 391,299
Motorola Solutions, Inc. ,
4.00%, 9/1/2024(b) 500,000 507,805
2.30%, 11/15/2030 300,000 262,998
1,571,064
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 100,000 92,522
2.35%, 1/15/2032 50,000 43,405
3.05%, 10/1/2041(b) 55,000 45,246
181,173
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 57,734
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 456,510
2.40%, 7/15/2031(b) 25,000 22,441
3.20%, 7/15/2051(b) 50,000 42,723
Vulcan Materials Co. ,
4.50%, 6/15/2047(b) 250,000 261,747
841,155
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
1.15%, 10/29/2023 200,000 191,448
1.65%, 10/29/2024 150,000 141,661
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
AerCap Ireland Capital DAC,
2.45%, 10/29/2026 180,000 166,492
3.88%, 1/23/2028 500,000 487,330
3.00%, 10/29/2028(b) 300,000 276,656
3.30%, 1/30/2032 300,000 270,438
3.40%, 10/29/2033 150,000 134,444
3.85%, 10/29/2041 150,000 131,541
Ally Financial, Inc. ,
3.88%, 5/21/2024 600,000 606,886
4.63%, 3/30/2025 100,000 103,057
2.20%, 11/2/2028(b) 165,000 149,056
8.00%, 11/1/2031 150,000 188,149
American Express Co. ,
2.50%, 7/30/2024 400,000 398,004
3.00%, 10/30/2024(b) 500,000 501,916
3.63%, 12/5/2024(b) 500,000 509,643
2.25%, 3/4/2025 35,000 34,370
1.65%, 11/4/2026(b) 200,000 188,511
2.55%, 3/4/2027 60,000 58,340
American Honda Finance
Corp. ,
1.95%, 5/10/2023(b) 175,000 174,176
0.75%, 8/9/2024(b) 50,000 47,634
2.15%, 9/10/2024 500,000 492,429
1.50%, 1/13/2025 50,000 48,175
1.30%, 9/9/2026 115,000 106,722
2.35%, 1/8/2027 100,000 96,769
2.25%, 1/12/2029 50,000 46,623
Capital One Financial Corp. ,
3.75%, 4/24/2024(b) 700,000 710,202
(SOFR + 1.29%), 2.64%,
3/3/2026(c) 90,000 88,065
3.75%, 7/28/2026 250,000 251,225
3.65%, 5/11/2027 300,000 300,370
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 91,728
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 86,045
Caterpillar Financial Services
Corp. ,
0.95%, 1/10/2024(b) 200,000 194,833
0.45%, 5/17/2024(b) 300,000 286,960
3.30%, 6/9/2024(b) 250,000 254,023
2.15%, 11/8/2024(b) 500,000 495,892
3.25%, 12/1/2024(b) 500,000 507,554
1.15%, 9/14/2026(b) 100,000 92,739
1.70%, 1/8/2027(b) 200,000 188,310
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 254,910
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024 65,000 61,704
5.25%, 3/1/2026 1,055,000 1,105,011
1.50%, 6/10/2026 200,000 182,739
2.35%, 2/26/2027(b) 50,000 46,630
2.40%, 10/15/2028 195,000 174,506
3.60%, 6/21/2030(b) 200,000 191,303
2.70%, 6/10/2031(b) 145,000 127,675
John Deere Capital Corp. ,
0.45%, 1/17/2024(b) 250,000 241,536

12 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp.,
0.63%, 9/10/2024(b) 65,000 62,203
1.25%, 1/10/2025(b) 200,000 192,511
0.70%, 1/15/2026(b) 200,000 185,355
1.05%, 6/17/2026 100,000 92,773
2.25%, 9/14/2026 250,000 242,696
1.30%, 10/13/2026(b) 55,000 51,173
1.70%, 1/11/2027 200,000 188,266
1.50%, 3/6/2028(b) 250,000 230,608
1.45%, 1/15/2031(b) 200,000 174,757
2.00%, 6/17/2031(b) 300,000 275,520
PACCAR Financial Corp. ,
0.50%, 8/9/2024 60,000 57,281
2.00%, 2/4/2027(b) 100,000 96,037
Synchrony Financial ,
4.25%, 8/15/2024(b) 350,000 354,883
4.50%, 7/23/2025 275,000 280,516
2.88%, 10/28/2031(b) 180,000 159,591
Toyota Motor Credit Corp. ,
0.50%, 6/18/2024 100,000 95,453
0.63%, 9/13/2024(b) 100,000 95,031
1.45%, 1/13/2025(b) 200,000 192,678
1.80%, 2/13/2025(b) 500,000 485,382
1.13%, 6/18/2026(b) 500,000 463,820
3.20%, 1/11/2027(b) 200,000 201,542
1.90%, 1/13/2027(b) 100,000 95,070
3.05%, 3/22/2027 100,000 99,833
2.15%, 2/13/2030(b) 500,000 463,736
1.90%, 9/12/2031 100,000 88,632
16,409,777
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
2.63%, 6/19/2030 50,000 46,078
2.69%, 5/25/2031 75,000 68,854
Avery Dennison Corp. ,
2.25%, 2/15/2032(b) 100,000 87,788
Berry Global, Inc. ,
0.95%, 2/15/2024 230,000 220,189
International Paper Co. ,
6.00%, 11/15/2041 350,000 416,718
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 48,368
4.05%, 12/15/2049 100,000 101,967
3.05%, 10/1/2051(b) 40,000 34,242
Sonoco Products Co. ,
1.80%, 2/1/2025(b) 200,000 191,657
2.25%, 2/1/2027 165,000 156,226
3.13%, 5/1/2030 50,000 48,070
2.85%, 2/1/2032(b) 200,000 186,927
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 269,237
1,876,321
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 33,988
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 85,765
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 96,546
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 77,308
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 28,551
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050(b) 150,000 125,876
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 138,795
4.68%, 7/1/2114 75,000 86,032
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 23,621
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 72,137
3.30%, 7/15/2056(b) 200,000 198,638
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 17,056
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 70,866
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050(b) 48,000 39,101
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 177,541
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 50,649
1,322,470
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 274,185
Block Financial LLC ,
2.50%, 7/15/2028 105,000 95,792
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 133,000 154,093
4.35%, 4/20/2028(b) 650,000 663,934
Jackson Financial, Inc. ,
3.13%, 11/23/2031(d) 200,000 182,086

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 1.00%,
10/18/2024(b) 85,000 81,078
1.88%, 2/7/2025 50,000 48,440
3.70%, 3/15/2029 500,000 511,426
2.40%, 3/15/2030 185,000 172,437
8.00%, 3/1/2032 159,000 214,279
2.75%, 4/15/2032(b) 50,000 47,252
Shell International Finance
BV ,
2.88%, 5/10/2026 500,000 501,013
2.38%, 11/7/2029(b) 150,000 142,077
4.13%, 5/11/2035 500,000 528,473
6.38%, 12/15/2038 250,000 330,618
2.88%, 11/26/2041 50,000 44,913
4.55%, 8/12/2043 500,000 555,617
3.75%, 9/12/2046 500,000 505,279
3.00%, 11/26/2051(b) 100,000 89,505
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 251,257
5,393,754
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
4.45%, 4/1/2024 500,000 514,577
3.95%, 1/15/2025(b) 500,000 511,092
2.30%, 6/1/2027(b) 300,000 285,832
1.65%, 2/1/2028(b) 700,000 637,775
4.35%, 3/1/2029 500,000 529,109
4.30%, 2/15/2030 500,000 528,288
2.25%, 2/1/2032(b) 300,000 266,016
2.55%, 12/1/2033(b) 860,000 764,062
4.50%, 5/15/2035(b) 310,000 328,399
4.85%, 3/1/2039 500,000 544,161
3.10%, 2/1/2043 100,000 86,329
4.65%, 6/1/2044 250,000 260,447
3.30%, 2/1/2052(b) 100,000 85,719
3.50%, 9/15/2053 1,540,000 1,351,264
3.55%, 9/15/2055 975,000 859,917
3.80%, 12/1/2057(b) 1,114,000 1,016,347
3.65%, 9/15/2059(b) 379,000 332,357
Bell Telephone Co. of Canada
(The) ,
Series US-4, 3.65%,
3/17/2051 250,000 238,298
3.65%, 8/15/2052 50,000 47,793
British Telecommunications
plc ,
9.62%, 12/15/2030(f) 250,000 341,091
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 494,622
Orange SA ,
9.00%, 3/1/2031(f) 100,000 138,890
5.38%, 1/13/2042 250,000 287,296
Telefonica Emisiones SA ,
5.21%, 3/8/2047 250,000 267,914
5.52%, 3/1/2049 350,000 393,411
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
TELUS Corp. ,
2.80%, 2/16/2027 200,000 195,650
3.40%, 5/13/2032 60,000 58,695
4.30%, 6/15/2049 100,000 104,538
Verizon Communications, Inc. ,
0.75%, 3/22/2024(b) 55,000 53,223
3.38%, 2/15/2025(b) 498,000 504,263
0.85%, 11/20/2025(b) 250,000 231,294
1.45%, 3/20/2026(b) 105,000 98,715
4.13%, 3/16/2027 300,000 311,832
2.10%, 3/22/2028 125,000 116,509
4.33%, 9/21/2028 283,000 298,529
3.88%, 2/8/2029(b) 110,000 114,438
3.15%, 3/22/2030 200,000 196,695
1.75%, 1/20/2031(b) 500,000 435,935
2.55%, 3/21/2031 815,000 757,176
2.36%, 3/15/2032(b)(d) 840,000 758,701
4.81%, 3/15/2039 385,000 435,387
3.40%, 3/22/2041 530,000 496,831
2.85%, 9/3/2041 110,000 96,828
2.88%, 11/20/2050(b) 1,000,000 835,523
3.55%, 3/22/2051 270,000 253,718
3.88%, 3/1/2052(b) 90,000 90,431
2.99%, 10/30/2056 900,000 740,775
3.00%, 11/20/2060(b) 400,000 326,188
18,622,880
Electric Utilities 1.5%
AEP Transmission Co. LLC ,
Series N, 2.75%,
8/15/2051(b) 50,000 40,959
Alabama Power Co. ,
4.15%, 8/15/2044 350,000 355,303
3.13%, 7/15/2051 80,000 69,561
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 155,000 152,316
Arizona Public Service Co. ,
2.60%, 8/15/2029(b) 500,000 468,310
2.20%, 12/15/2031(b) 100,000 87,780
3.50%, 12/1/2049 200,000 178,708
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031 80,000 72,815
3.20%, 9/15/2049 115,000 103,673
2.90%, 6/15/2050(b) 60,000 52,163
CenterPoint Energy Houston
Electric LLC ,
4.50%, 4/1/2044 500,000 549,191
Series AD, 2.90%, 7/1/2050 60,000 53,312
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024(b) 400,000 421,539
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 213,156
3.65%, 6/15/2046 250,000 247,183
4.00%, 3/1/2048(b) 350,000 371,804
Series 127, 3.20%,
11/15/2049(b) 155,000 142,361
Series 131, 2.75%, 9/1/2051 200,000 169,929

14 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%, 7/1/2031 100,000 90,446
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 45,627
6.05%, 1/15/2038(b) 150,000 181,953
5.10%, 6/1/2065(b) 100,000 117,945
DTE Electric Co. ,
Series A, 3.00%,
3/1/2032(b) 40,000 39,011
4.30%, 7/1/2044 500,000 528,761
Series B, 3.65%, 3/1/2052 25,000 25,269
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 498,714
2.45%, 2/1/2030 100,000 93,583
2.85%, 3/15/2032 70,000 67,658
3.70%, 12/1/2047 500,000 487,736
3.20%, 8/15/2049 50,000 46,380
3.55%, 3/15/2052 35,000 34,575
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 46,440
2.45%, 6/1/2030(b) 70,000 64,495
2.55%, 6/15/2031(b) 150,000 137,145
3.50%, 6/15/2051(b) 200,000 182,492
Duke Energy Florida LLC ,
3.20%, 1/15/2027(b) 250,000 250,290
2.50%, 12/1/2029(b) 70,000 65,836
2.40%, 12/15/2031 95,000 87,662
3.40%, 10/1/2046 500,000 470,961
3.00%, 12/15/2051 45,000 40,211
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 140,863
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 50,231
4.15%, 12/1/2044 500,000 514,716
4.20%, 8/15/2045 500,000 522,159
Edison International ,
3.55%, 11/15/2024(b) 175,000 175,544
4.13%, 3/15/2028 500,000 495,844
Emera US Finance LP ,
4.75%, 6/15/2046(b) 200,000 208,485
Entergy Corp. ,
1.90%, 6/15/2028 500,000 452,111
2.80%, 6/15/2030 80,000 74,978
3.75%, 6/15/2050(b) 35,000 32,847
Entergy Texas, Inc. ,
4.00%, 3/30/2029(b) 750,000 781,259
1.75%, 3/15/2031 400,000 349,312
3.55%, 9/30/2049(b) 200,000 188,208
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043(b) 200,000 200,264
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 238,945
Eversource Energy ,
Series H, 3.15%,
1/15/2025(b) 245,000 244,393
Series Q, 0.80%,
8/15/2025(b) 100,000 91,996
2.90%, 3/1/2027 50,000 48,994
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy,
Series O, 4.25%, 4/1/2029 400,000 415,674
Series R, 1.65%, 8/15/2030 100,000 86,150
3.38%, 3/1/2032 50,000 48,909
3.45%, 1/15/2050(b) 100,000 90,762
Exelon Corp. ,
5.63%, 6/15/2035 300,000 339,533
4.10%, 3/15/2052(b)(d) 35,000 35,549
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 60,101
3.13%, 12/1/2025(b) 500,000 503,504
5.65%, 2/1/2037 450,000 541,832
3.95%, 3/1/2048 500,000 531,974
2.88%, 12/4/2051 10,000 8,965
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 980,650
4.30%, 3/15/2042(b) 500,000 505,541
Iberdrola International BV ,
5.81%, 3/15/2025 118,000 126,840
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 369,598
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 623,000 622,396
3.10%, 11/30/2051 175,000 149,594
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 469,617
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 669,964
4.80%, 9/15/2043 500,000 568,371
2.70%, 8/1/2052(b) 100,000 85,479
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 84,971
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 93,938
Series EE, 3.13%, 8/1/2050 100,000 89,787
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027(b) 270,000 253,215
1.90%, 6/15/2028(b) 125,000 115,169
2.75%, 11/1/2029(b) 245,000 234,109
2.44%, 1/15/2032(b) 145,000 132,592
3.00%, 1/15/2052 85,000 72,567
Northern States Power Co. ,
4.00%, 8/15/2045 165,000 170,055
NSTAR Electric Co. ,
3.95%, 4/1/2030(b) 200,000 207,598
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 74,582
Oncor Electric Delivery Co.
LLC ,
2.75%, 5/15/2030(b)(d) 200,000 192,356
4.55%, 12/1/2041 150,000 164,313
5.30%, 6/1/2042(b) 150,000 180,476
3.10%, 9/15/2049(b) 250,000 229,058
2.70%, 11/15/2051(d) 105,000 89,842
Pacific Gas and Electric Co. ,
4.25%, 8/1/2023 500,000 504,861
3.75%, 7/1/2028(b) 800,000 765,619

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
4.20%, 3/1/2029 200,000 196,665
4.55%, 7/1/2030 500,000 496,103
2.50%, 2/1/2031 150,000 129,381
3.25%, 6/1/2031 200,000 180,906
4.40%, 3/1/2032 200,000 196,617
4.50%, 7/1/2040(b) 300,000 273,130
4.95%, 7/1/2050(b) 250,000 235,475
5.25%, 3/1/2052 200,000 203,671
PacifiCorp ,
5.25%, 6/15/2035 177,000 199,858
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 250,756
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 174,116
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 177,977
4.30%, 3/15/2044 250,000 264,574
Series 34, 3.20%, 3/1/2050 200,000 186,624
Series 36, 2.70%,
1/15/2051(b) 200,000 169,423
Public Service Co. of
Oklahoma ,
Series J, 2.20%,
8/15/2031(b) 100,000 89,510
Series K, 3.15%,
8/15/2051(b) 50,000 44,091
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 146,604
3.95%, 5/1/2042 400,000 409,806
3.20%, 8/1/2049 250,000 232,980
Southern California Edison
Co. ,
Series C, 3.50%,
10/1/2023(b) 500,000 504,710
Series G, 2.50%, 6/1/2031 100,000 91,001
2.75%, 2/1/2032(b) 100,000 92,810
6.00%, 1/15/2034(b) 177,000 207,322
4.00%, 4/1/2047 200,000 192,166
Series C, 4.13%, 3/1/2048 200,000 196,763
Series B, 4.88%, 3/1/2049 300,000 318,742
Series H, 3.65%, 6/1/2051 30,000 27,921
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 295,028
4.40%, 7/1/2046(b) 200,000 204,352
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 550,000 512,770
3.25%, 11/1/2051 100,000 85,984
Tampa Electric Co. ,
4.10%, 6/15/2042 100,000 100,601
3.63%, 6/15/2050 40,000 38,572
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 19,534
Union Electric Co. ,
2.15%, 3/15/2032 100,000 91,078
3.65%, 4/15/2045 250,000 238,135
3.25%, 10/1/2049 250,000 229,376
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 45,823
Series B, 4.20%, 5/15/2045 200,000 207,862
2.95%, 11/15/2051 50,000 43,912
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 221,367
5.63%, 5/15/2033 59,000 68,469
Xcel Energy, Inc. ,
3.30%, 6/1/2025(b) 500,000 499,817
6.50%, 7/1/2036 177,000 222,630
32,045,525
Electrical Equipment 0.1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 500,737
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 186,871
1.95%, 10/15/2030 100,000 90,512
2.20%, 12/21/2031(b) 100,000 92,228
2.80%, 12/21/2051 45,000 38,513
Rockwell Automation, Inc. ,
1.75%, 8/15/2031(b) 50,000 44,034
2.80%, 8/15/2061(b) 60,000 48,374
1,001,269
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030(b) 250,000 237,028
Arrow Electronics, Inc. ,
2.95%, 2/15/2032 160,000 146,939
Avnet, Inc. ,
3.00%, 5/15/2031 100,000 91,795
CDW LLC ,
2.67%, 12/1/2026(b) 150,000 141,379
3.28%, 12/1/2028(b) 150,000 141,285
3.57%, 12/1/2031 150,000 138,967
Corning, Inc. ,
4.38%, 11/15/2057 380,000 384,033
Jabil, Inc. ,
1.70%, 4/15/2026(b) 140,000 129,601
3.00%, 1/15/2031 270,000 247,333
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 71,503
Teledyne Technologies, Inc. ,
0.95%, 4/1/2024(b) 250,000 239,983
1,969,846
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
1.23%, 12/15/2023 100,000 97,607
2.06%, 12/15/2026 345,000 328,645
3.34%, 12/15/2027 285,000 283,333
3.14%, 11/7/2029 85,000 83,003
5.13%, 9/15/2040(b) 200,000 227,219
Halliburton Co. ,
3.80%, 11/15/2025(b) 101,000 103,144
6.70%, 9/15/2038(b) 300,000 376,730
5.00%, 11/15/2045 300,000 325,284

16 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
NOV, Inc. ,
3.95%, 12/1/2042 90,000 79,108
1,904,073
Entertainment 0.3%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030(b) 25,000 21,670
2.50%, 9/15/2050(b) 200,000 164,309
Magallanes, Inc. ,
3.43%, 3/15/2024(d) 180,000 180,987
3.64%, 3/15/2025(d) 390,000 392,369
3.76%, 3/15/2027(b)(d) 450,000 449,181
4.05%, 3/15/2029(d) 130,000 130,645
4.28%, 3/15/2032(d) 230,000 231,023
5.14%, 3/15/2052(d) 1,100,000 1,125,404
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 126,884
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 326,413
3.00%, 2/13/2026 150,000 150,270
3.00%, 7/30/2046(b) 150,000 133,156
Walt Disney Co. (The) ,
1.75%, 1/13/2026(b) 100,000 95,784
2.00%, 9/1/2029 300,000 277,354
2.65%, 1/13/2031(b) 600,000 572,967
6.55%, 3/15/2033 300,000 381,327
6.20%, 12/15/2034(b) 245,000 308,500
6.65%, 11/15/2037 150,000 199,761
3.50%, 5/13/2040 100,000 97,399
5.40%, 10/1/2043 500,000 605,026
4.70%, 3/23/2050(b) 200,000 231,947
3.60%, 1/13/2051 300,000 296,632
6,499,008
Equity Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 338,804
3.55%, 3/15/2052 70,000 65,058
American Campus
Communities Operating
Partnership LP ,
2.25%, 1/15/2029 100,000 91,386
2.85%, 2/1/2030 250,000 234,418
American Tower Corp. ,
0.60%, 1/15/2024(b) 155,000 148,553
2.40%, 3/15/2025(b) 125,000 121,645
1.45%, 9/15/2026(b) 105,000 95,802
3.65%, 3/15/2027 35,000 34,906
1.50%, 1/31/2028(b) 300,000 265,079
3.95%, 3/15/2029(b) 300,000 300,400
2.90%, 1/15/2030 110,000 102,072
1.88%, 10/15/2030 165,000 140,426
2.30%, 9/15/2031 145,000 126,618
4.05%, 3/15/2032 60,000 60,143
2.95%, 1/15/2051(b) 300,000 235,741
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 395,000 397,377
1.90%, 12/1/2028(b) 200,000 181,614
3.30%, 6/1/2029 20,000 20,090
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.,
2.45%, 1/15/2031(b) 210,000 197,540
2.05%, 1/15/2032(b) 85,000 76,854
Boston Properties LP ,
3.80%, 2/1/2024 250,000 253,471
2.75%, 10/1/2026(b) 250,000 243,337
2.90%, 3/15/2030 100,000 94,634
2.45%, 10/1/2033 300,000 260,094
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 503,625
2.50%, 8/16/2031 100,000 88,324
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 75,689
Corporate Office Properties
LP ,
2.00%, 1/15/2029 100,000 87,980
2.90%, 12/1/2033 100,000 88,275
Crown Castle International
Corp. ,
3.70%, 6/15/2026 60,000 60,380
2.90%, 3/15/2027(b) 40,000 38,671
3.65%, 9/1/2027(b) 750,000 744,556
3.80%, 2/15/2028 150,000 149,848
3.10%, 11/15/2029 260,000 246,355
2.90%, 4/1/2041 200,000 165,552
4.75%, 5/15/2047(b) 200,000 209,743
CubeSmart LP ,
2.25%, 12/15/2028 155,000 140,752
2.00%, 2/15/2031 200,000 174,003
2.50%, 2/15/2032(b) 175,000 156,658
CyrusOne LP ,
2.90%, 11/15/2024 50,000 50,106
3.45%, 11/15/2029 50,000 51,500
Duke Realty LP ,
2.88%, 11/15/2029 125,000 119,826
1.75%, 7/1/2030 65,000 56,846
2.25%, 1/15/2032(b) 200,000 179,851
EPR Properties ,
4.95%, 4/15/2028 200,000 200,084
Equinix, Inc. ,
2.63%, 11/18/2024(b) 80,000 78,856
1.00%, 9/15/2025(b) 50,000 45,946
1.55%, 3/15/2028 100,000 88,287
2.00%, 5/15/2028 30,000 27,031
3.20%, 11/18/2029(b) 105,000 100,485
2.50%, 5/15/2031 90,000 80,714
2.95%, 9/15/2051 100,000 79,674
3.40%, 2/15/2052(b) 200,000 173,190
ERP Operating LP ,
3.00%, 4/15/2023 200,000 201,243
1.85%, 8/1/2031(b) 30,000 26,621
4.50%, 7/1/2044(b) 350,000 380,325
Essential Properties LP ,
2.95%, 7/15/2031 100,000 87,484
Essex Portfolio LP ,
3.38%, 4/15/2026 300,000 300,232
4.00%, 3/1/2029(b) 100,000 103,039
3.00%, 1/15/2030 75,000 71,808
2.65%, 3/15/2032 35,000 32,015

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Extra Space Storage LP ,
2.35%, 3/15/2032 40,000 35,104
Federal Realty Investment
Trust ,
3.50%, 6/1/2030(b) 200,000 196,273
GLP Capital LP ,
5.30%, 1/15/2029 500,000 525,285
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030(b) 250,000 237,647
Healthpeak Properties, Inc. ,
1.35%, 2/1/2027(b) 60,000 55,065
3.50%, 7/15/2029 125,000 124,826
3.00%, 1/15/2030 180,000 172,919
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 237,624
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 95,275
Series J, 2.90%, 12/15/2031 80,000 71,508
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028 125,000 113,080
4.15%, 4/15/2032 100,000 102,127
2.70%, 1/15/2034 200,000 174,793
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 93,528
Kimco Realty Corp. ,
3.13%, 6/1/2023 500,000 502,171
2.25%, 12/1/2031(b) 25,000 22,390
4.45%, 9/1/2047 250,000 261,116
Life Storage LP ,
2.40%, 10/15/2031 90,000 79,315
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 27,317
2.75%, 3/15/2030 50,000 47,738
National Retail Properties,
Inc. ,
2.50%, 4/15/2030(b) 300,000 275,928
3.50%, 4/15/2051 40,000 35,183
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027(b) 550,000 560,929
3.63%, 10/1/2029 100,000 94,486
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 88,314
Physicians Realty LP ,
2.63%, 11/1/2031 50,000 45,109
Prologis LP ,
2.25%, 4/15/2030(b) 160,000 148,648
1.25%, 10/15/2030 65,000 55,342
3.00%, 4/15/2050(b) 65,000 57,805
2.13%, 10/15/2050(b) 155,000 116,000
Public Storage ,
1.50%, 11/9/2026(b) 140,000 131,105
1.85%, 5/1/2028(b) 185,000 170,101
1.95%, 11/9/2028(b) 135,000 124,938
2.30%, 5/1/2031 160,000 147,871
2.25%, 11/9/2031(b) 100,000 91,420
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Rayonier LP ,
2.75%, 5/17/2031 45,000 41,098
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 63,285
3.25%, 1/15/2031(b) 265,000 260,232
2.85%, 12/15/2032 400,000 377,906
1.80%, 3/15/2033 55,000 45,561
Regency Centers LP ,
2.95%, 9/15/2029 50,000 47,634
3.70%, 6/15/2030 300,000 300,141
Rexford Industrial Realty LP ,
2.15%, 9/1/2031(b) 90,000 78,125
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 240,236
3.20%, 12/1/2031(b) 100,000 89,239
Simon Property Group LP ,
1.38%, 1/15/2027(b) 100,000 91,953
2.45%, 9/13/2029 250,000 232,962
2.65%, 2/1/2032 100,000 92,382
4.25%, 11/30/2046 500,000 521,829
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 500,325
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 241,765
STORE Capital Corp. ,
2.70%, 12/1/2031 100,000 88,630
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 58,888
2.70%, 7/15/2031 195,000 175,917
UDR, Inc. ,
3.00%, 8/15/2031 250,000 237,246
1.90%, 3/15/2033 55,000 45,946
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 255,418
3.00%, 1/15/2030 100,000 95,697
2.50%, 9/1/2031(b) 100,000 90,231
Welltower, Inc. ,
4.25%, 4/1/2026 500,000 513,825
2.05%, 1/15/2029 70,000 63,700
3.10%, 1/15/2030 100,000 96,278
2.75%, 1/15/2031(b) 300,000 279,526
2.75%, 1/15/2032 200,000 183,936
Weyerhaeuser Co. ,
7.38%, 3/15/2032 193,000 246,040
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 121,369
2.45%, 2/1/2032 70,000 61,843
20,709,079
Food & Staples Retailing 0.3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 448,011
Kroger Co. (The) ,
4.00%, 2/1/2024 500,000 509,544
1.70%, 1/15/2031(b) 290,000 251,583
7.50%, 4/1/2031 257,000 330,506
5.40%, 7/15/2040 200,000 231,386
5.40%, 1/15/2049(b) 50,000 59,935
3.95%, 1/15/2050(b) 100,000 101,161

18 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Sysco Corp. ,
2.40%, 2/15/2030(b) 100,000 92,993
5.95%, 4/1/2030 200,000 231,994
2.45%, 12/14/2031(b) 100,000 91,684
6.60%, 4/1/2050 300,000 403,203
3.15%, 12/14/2051 50,000 42,642
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023 200,000 194,884
3.45%, 6/1/2026 20,000 20,102
3.20%, 4/15/2030(b) 500,000 487,441
4.80%, 11/18/2044 70,000 74,297
Walmart, Inc. ,
2.55%, 4/11/2023 750,000 754,492
3.30%, 4/22/2024(b) 725,000 737,202
1.05%, 9/17/2026(b) 50,000 46,553
1.50%, 9/22/2028 100,000 91,815
1.80%, 9/22/2031(b) 600,000 545,810
2.50%, 9/22/2041(b) 600,000 532,930
4.05%, 6/29/2048 125,000 141,773
2.65%, 9/22/2051(b) 400,000 355,574
6,777,515
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 20,000 19,573
4.02%, 4/16/2043 172,000 180,604
2.70%, 9/15/2051(b) 80,000 70,552
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 100,000 91,994
Campbell Soup Co. ,
4.15%, 3/15/2028(b) 500,000 512,292
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 260,855
5.30%, 11/1/2038 250,000 274,831
General Mills, Inc. ,
4.20%, 4/17/2028(b) 500,000 522,074
2.25%, 10/14/2031 100,000 89,705
3.00%, 2/1/2051(b) 100,000 86,157
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 240,974
Hormel Foods Corp. ,
1.70%, 6/3/2028(b) 200,000 183,925
3.05%, 6/3/2051(b) 200,000 179,552
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 188,313
J M Smucker Co. (The) ,
2.13%, 3/15/2032(b) 100,000 87,316
4.25%, 3/15/2035 300,000 306,794
Kellogg Co. ,
3.25%, 4/1/2026 125,000 125,372
4.50%, 4/1/2046(b) 250,000 268,709
McCormick & Co., Inc. ,
3.40%, 8/15/2027(b) 100,000 100,670
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044(b) 250,000 279,541
Mondelez International, Inc. ,
1.50%, 5/4/2025(b) 60,000 57,310
2.75%, 4/13/2030 92,000 88,014
1.50%, 2/4/2031 70,000 59,716
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Mondelez International, Inc.,
2.63%, 9/4/2050(b) 40,000 32,381
Tyson Foods, Inc. ,
3.55%, 6/2/2027(b) 500,000 503,915
4.55%, 6/2/2047 100,000 106,786
5.10%, 9/28/2048 250,000 291,068
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 100,000 96,304
1.38%, 9/14/2030 165,000 142,546
5.90%, 11/15/2032(b) 206,000 252,817
2.63%, 8/12/2051(b) 200,000 166,304
5,866,964
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 496,531
4.30%, 10/1/2048 100,000 106,739
3.38%, 9/15/2049(b) 160,000 149,337
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 98,958
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 267,055
Piedmont Natural Gas Co.,
Inc. ,
3.35%, 6/1/2050(b) 150,000 133,656
Southern California Gas Co. ,
2.95%, 4/15/2027 80,000 78,901
Southwest Gas Corp. ,
4.05%, 3/15/2032 100,000 99,725
3.18%, 8/15/2051 90,000 73,542
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 96,146
1,600,590
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 93,065
3.75%, 11/30/2026 298,000 309,259
1.15%, 1/30/2028(b) 90,000 82,308
1.40%, 6/30/2030(b) 95,000 84,975
5.30%, 5/27/2040(b) 500,000 609,033
4.90%, 11/30/2046 250,000 304,471
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 445,916
1.92%, 2/1/2027(b)(d) 280,000 261,655
2.27%, 12/1/2028(b)(d) 190,000 176,015
2.54%, 2/1/2032(d) 300,000 273,941
3.13%, 12/1/2051(b)(d) 30,000 25,682
Becton Dickinson and Co. ,
3.73%, 12/15/2024 156,000 158,526
3.70%, 6/6/2027 326,000 330,733
4.67%, 6/6/2047(b) 200,000 217,845
3.79%, 5/20/2050(b) 200,000 193,793
Boston Scientific Corp. ,
4.70%, 3/1/2049(b) 100,000 111,427
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 95,319
3.25%, 11/15/2039 100,000 95,202
3.40%, 11/15/2049 140,000 133,126

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 273,828
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 388,788
4.63%, 3/15/2045(b) 100,000 115,277
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 137,286
Stryker Corp. ,
3.38%, 11/1/2025(b) 160,000 161,343
3.50%, 3/15/2026 70,000 70,792
4.63%, 3/15/2046 200,000 221,601
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031 200,000 182,528
4.45%, 8/15/2045 150,000 149,915
5,703,649
Health Care Providers & Services 0.9%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 62,289
Series 2020, 3.01%,
6/15/2050 66,000 58,339
Aetna, Inc. ,
2.80%, 6/15/2023(b) 500,000 501,853
6.63%, 6/15/2036 250,000 314,846
3.88%, 8/15/2047 200,000 194,861
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 50,493
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 201,740
Anthem, Inc. ,
4.10%, 3/1/2028(b) 750,000 778,035
2.25%, 5/15/2030 200,000 183,511
4.63%, 5/15/2042 250,000 273,094
5.10%, 1/15/2044 300,000 345,795
4.65%, 8/15/2044 250,000 272,414
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 203,513
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 35,399
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050(b) 86,000 72,399
Cardinal Health, Inc. ,
3.41%, 6/15/2027 500,000 502,171
4.37%, 6/15/2047 200,000 198,940
Cigna Corp. ,
3.00%, 7/15/2023 500,000 502,830
3.50%, 6/15/2024(b) 500,000 505,819
3.25%, 4/15/2025 250,000 251,331
3.05%, 10/15/2027 400,000 396,375
4.38%, 10/15/2028 300,000 315,576
2.38%, 3/15/2031(b) 110,000 100,730
4.80%, 7/15/2046 250,000 276,600
4.90%, 12/15/2048 600,000 672,318
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 34,691
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CommonSpirit Health,
2.78%, 10/1/2030 77,000 71,760
3.82%, 10/1/2049(b) 108,000 105,835
4.19%, 10/1/2049 37,000 36,817
3.91%, 10/1/2050 149,000 141,954
CVS Health Corp. ,
4.10%, 3/25/2025 61,000 62,515
4.30%, 3/25/2028 652,000 682,043
1.75%, 8/21/2030 360,000 315,503
1.88%, 2/28/2031 210,000 184,897
2.13%, 9/15/2031(b) 10,000 8,935
4.88%, 7/20/2035 500,000 548,916
4.13%, 4/1/2040 200,000 203,474
5.13%, 7/20/2045 300,000 338,643
5.05%, 3/25/2048 900,000 1,019,242
4.25%, 4/1/2050 85,000 88,183
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 98,934
HCA, Inc. ,
5.00%, 3/15/2024(b) 1,000,000 1,036,562
3.13%, 3/15/2027(d) 30,000 29,313
4.13%, 6/15/2029 250,000 254,826
2.38%, 7/15/2031 50,000 44,685
3.63%, 3/15/2032(d) 375,000 367,483
5.50%, 6/15/2047 350,000 394,940
5.25%, 6/15/2049 80,000 87,613
4.63%, 3/15/2052(d) 25,000 25,194
Humana, Inc. ,
1.35%, 2/3/2027(b) 280,000 253,612
3.70%, 3/23/2029 100,000 100,330
2.15%, 2/3/2032(b) 215,000 188,377
3.95%, 8/15/2049 150,000 149,687
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 20,582
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041 86,000 75,096
4.88%, 4/1/2042(b) 250,000 287,288
Series 2019, 3.27%,
11/1/2049(b) 122,000 113,618
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026(b) 35,000 32,590
2.95%, 12/1/2029(b) 250,000 240,240
4.70%, 2/1/2045 75,000 79,857
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 43,033
Series 2020, 3.19%,
7/1/2049 100,000 89,999
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 70,921
McKesson Corp. ,
1.30%, 8/15/2026(b) 100,000 91,806
3.95%, 2/16/2028 250,000 252,674

20 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 49,120
4.13%, 7/1/2052 50,000 53,107
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 32,056
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060(b) 250,000 192,877
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 150,000 147,400
4.26%, 11/1/2047 35,000 35,293
Novant Health, Inc. ,
3.17%, 11/1/2051(b) 130,000 117,124
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 116,798
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 38,183
Series 21A, 2.70%,
10/1/2051(b) 151,000 119,266
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025(b) 370,000 373,598
4.20%, 6/30/2029 100,000 103,492
2.95%, 6/30/2030 75,000 71,152
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 30,354
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 40,488
Series 2018, 4.09%,
8/15/2048 50,000 50,690
Series 20A, 3.36%,
8/15/2050 134,000 119,493
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 58,416
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026(b) 120,000 111,509
3.38%, 4/15/2027 200,000 203,155
2.95%, 10/15/2027(b) 200,000 199,935
2.30%, 5/15/2031(b) 75,000 70,438
4.63%, 7/15/2035 105,000 117,342
5.80%, 3/15/2036(b) 708,000 877,456
3.05%, 5/15/2041(b) 180,000 167,678
3.95%, 10/15/2042(b) 250,000 257,748
4.75%, 7/15/2045 250,000 290,087
3.70%, 8/15/2049 500,000 507,379
3.25%, 5/15/2051(b) 60,000 56,356
3.88%, 8/15/2059(b) 300,000 308,974
3.13%, 5/15/2060(b) 100,000 88,929
Universal Health Services,
Inc. ,
1.65%, 9/1/2026(d) 100,000 91,731
2.65%, 1/15/2032(d) 100,000 89,870
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 46,476
20,777,909
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 216,917
Expedia Group, Inc. ,
3.80%, 2/15/2028 200,000 198,939
3.25%, 2/15/2030 165,000 157,060
Hyatt Hotels Corp. ,
4.85%, 3/15/2026(b) 100,000 103,354
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 50,000 47,734
3.50%, 8/18/2026(b) 105,000 98,919
3.90%, 8/8/2029(b) 40,000 36,680
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 166,000 176,248
Series HH, 2.85%,
4/15/2031 200,000 182,538
Series GG, 3.50%,
10/15/2032 200,000 190,374
McDonald's Corp. ,
3.80%, 4/1/2028 200,000 205,777
4.70%, 12/9/2035(b) 400,000 434,909
4.88%, 7/15/2040 250,000 276,283
4.88%, 12/9/2045 250,000 277,931
3.63%, 9/1/2049 200,000 191,494
4.20%, 4/1/2050 50,000 52,196
Sands China Ltd. ,
3.80%, 1/8/2026(b)(f) 400,000 378,500
5.40%, 8/8/2028(f) 200,000 196,044
Starbucks Corp. ,
3.50%, 3/1/2028(b) 250,000 250,676
2.55%, 11/15/2030(b) 200,000 186,274
3.00%, 2/14/2032 140,000 133,507
4.45%, 8/15/2049 250,000 267,186
3.50%, 11/15/2050(b) 200,000 185,834
4,445,374
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024 215,000 211,994
1.30%, 10/15/2026(b) 220,000 199,924
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 44,166
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 102,646
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 58,116
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 505,835
2.40%, 5/15/2031(b) 175,000 159,251
1,281,932
Household Products 0.1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031(b) 100,000 91,483

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Kimberly-Clark Corp. ,
2.40%, 6/1/2023 500,000 500,556
6.63%, 8/1/2037 130,000 175,418
3.20%, 7/30/2046(b) 165,000 151,354
2.88%, 2/7/2050(b) 100,000 90,118
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 222,569
1.00%, 4/23/2026(b) 170,000 158,913
2.85%, 8/11/2027(b) 250,000 250,206
1.20%, 10/29/2030(b) 100,000 87,091
1.95%, 4/23/2031(b) 300,000 277,723
3.60%, 3/25/2050 300,000 321,028
2,326,459
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031(b) 400,000 357,702
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 200,000 225,691
583,393
Industrial Conglomerates 0.2%
3M Co. ,
2.00%, 2/14/2025 200,000 195,730
3.00%, 8/7/2025(b) 400,000 401,478
2.38%, 8/26/2029(b) 200,000 190,195
3.05%, 4/15/2030(b) 100,000 99,423
5.70%, 3/15/2037 415,000 510,887
3.25%, 8/26/2049(b) 90,000 83,976
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 1,223,000 1,313,244
General Electric Co. ,
6.75%, 3/15/2032 175,000 220,455
Honeywell International, Inc. ,
1.35%, 6/1/2025(b) 40,000 38,529
2.50%, 11/1/2026(b) 500,000 493,213
1.10%, 3/1/2027(b) 100,000 92,004
2.70%, 8/15/2029(b) 500,000 492,376
1.75%, 9/1/2031(b) 100,000 89,055
2.80%, 6/1/2050(b) 90,000 83,072
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 49,205
1.00%, 9/15/2025 60,000 55,667
2.95%, 9/15/2029(b) 90,000 86,751
1.75%, 2/15/2031 245,000 211,651
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 266,301
4,973,212
Insurance 0.7%
Aflac, Inc. ,
3.60%, 4/1/2030 500,000 516,055
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 50,297
3.25%, 8/15/2051 50,000 43,370
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 234,766
American International Group,
Inc. ,
3.90%, 4/1/2026 175,000 179,405
4.25%, 3/15/2029 200,000 209,172
3.88%, 1/15/2035 250,000 254,744
4.80%, 7/10/2045 150,000 169,017
4.38%, 6/30/2050 200,000 219,204
4.38%, 1/15/2055 250,000 267,088
Aon Corp. ,
2.80%, 5/15/2030(b) 200,000 190,511
2.05%, 8/23/2031 50,000 44,127
2.60%, 12/2/2031 25,000 23,024
2.90%, 8/23/2051 50,000 41,442
3.90%, 2/28/2052(b) 30,000 29,608
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 262,228
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 276,063
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031 200,000 177,783
3.05%, 3/9/2052 100,000 82,575
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 507,425
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 97,939
4.30%, 5/15/2043 250,000 266,767
4.25%, 1/15/2049 300,000 328,532
2.85%, 10/15/2050 45,000 38,960
3.85%, 3/15/2052 100,000 102,257
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 150,000 145,705
Brown & Brown, Inc. ,
4.20%, 3/17/2032 30,000 30,482
4.95%, 3/17/2052 25,000 26,692
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 204,984
Chubb INA Holdings, Inc. ,
3.35%, 5/3/2026 90,000 91,230
4.35%, 11/3/2045(b) 250,000 271,619
2.85%, 12/15/2051(b) 50,000 43,435
3.05%, 12/15/2061 35,000 30,152
Corebridge Financial, Inc. ,
3.50%, 4/4/2025(d) 50,000 49,961
3.65%, 4/5/2027(d) 50,000 49,930
3.85%, 4/5/2029(d) 50,000 49,955
3.90%, 4/5/2032(d) 50,000 49,926
4.35%, 4/5/2042(d) 50,000 49,986
4.40%, 4/5/2052(d) 50,000 49,991
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 71,551
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 111,456
3.13%, 10/15/2052 50,000 41,337

22 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030 200,000 205,472
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 27,560
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 65,662
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 225,587
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 90,894
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041(b) 309,000 381,922
Kemper Corp. ,
3.80%, 2/23/2032(b) 30,000 28,903
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 479,942
Loews Corp. ,
4.13%, 5/15/2043 200,000 202,786
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 500,000 499,170
3.70%, 3/16/2032 20,000 20,181
Markel Corp. ,
3.35%, 9/17/2029 475,000 470,064
3.45%, 5/7/2052(b) 100,000 88,712
Marsh & McLennan Cos., Inc. ,
4.20%, 3/1/2048 500,000 516,911
MetLife, Inc. ,
3.60%, 11/13/2025(b) 500,000 510,071
5.70%, 6/15/2035(b) 159,000 190,930
6.40%, 12/15/2036 300,000 323,040
4.88%, 11/13/2043 250,000 282,600
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 105,000 115,500
Old Republic International
Corp. ,
3.88%, 8/26/2026 200,000 201,643
Principal Financial Group, Inc. ,
3.40%, 5/15/2025(b) 500,000 500,309
4.30%, 11/15/2046 200,000 211,879
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 39,153
3.00%, 3/15/2032 30,000 29,190
6.25%, 12/1/2032(b) 162,000 200,410
3.70%, 1/26/2045 250,000 243,786
Prudential Financial, Inc. ,
4.60%, 5/15/2044(b) 250,000 267,121
3.91%, 12/7/2047 186,000 185,379
3.94%, 12/7/2049(b) 505,000 513,175
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040(b) 250,000 298,147
4.10%, 3/4/2049 200,000 207,855
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 243,300
Unum Group ,
4.00%, 6/15/2029(b) 250,000 255,502
4.13%, 6/15/2051 50,000 43,653
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 97,015
Willis North America, Inc. ,
4.50%, 9/15/2028 400,000 411,015
2.95%, 9/15/2029 65,000 61,040
XLIT Ltd. ,
4.45%, 3/31/2025(b) 500,000 513,875
15,230,105
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024(b) 750,000 765,676
0.45%, 8/15/2025(b) 45,000 41,983
2.00%, 8/15/2026(b) 500,000 487,313
0.80%, 8/15/2027 90,000 81,261
1.10%, 8/15/2030(b) 165,000 144,194
1.90%, 8/15/2040(b) 100,000 81,552
2.05%, 8/15/2050 500,000 394,422
Baidu, Inc. ,
3.88%, 9/29/2023(b) 400,000 403,698
4.38%, 3/29/2028(b) 200,000 202,686
2,602,785
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 490,585
4.00%, 12/6/2037 200,000 187,594
4.20%, 12/6/2047 500,000 462,740
Amazon.com, Inc. ,
0.45%, 5/12/2024(b) 250,000 240,650
2.80%, 8/22/2024(b) 250,000 252,060
1.00%, 5/12/2026(b) 250,000 234,604
3.15%, 8/22/2027(b) 250,000 253,206
1.65%, 5/12/2028(b) 200,000 185,997
1.50%, 6/3/2030 500,000 447,404
2.10%, 5/12/2031(b) 300,000 278,689
4.80%, 12/5/2034 500,000 574,585
3.88%, 8/22/2037 350,000 370,454
2.88%, 5/12/2041 200,000 184,583
4.05%, 8/22/2047 500,000 543,893
3.10%, 5/12/2051 300,000 281,547
4.25%, 8/22/2057 250,000 282,592
2.70%, 6/3/2060 100,000 82,586
eBay, Inc. ,
1.40%, 5/10/2026(b) 40,000 37,238
3.60%, 6/5/2027(b) 500,000 508,205
2.60%, 5/10/2031 75,000 68,903
3.65%, 5/10/2051 100,000 92,274
JD.com, Inc. ,
3.38%, 1/14/2030(b) 200,000 188,726
6,249,115

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 111,301
1.25%, 9/1/2030 400,000 347,301
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026(b) 215,000 216,778
2.60%, 5/1/2031 135,000 122,235
CGI, Inc. ,
1.45%, 9/14/2026(d) 50,000 45,932
2.30%, 9/14/2031(d) 50,000 43,610
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 91,666
2.38%, 9/15/2028(b) 100,000 90,334
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 87,188
1.65%, 3/1/2028(b) 110,000 98,423
2.25%, 3/1/2031(b) 270,000 238,750
3.10%, 3/1/2041 75,000 64,890
Fiserv, Inc. ,
2.75%, 7/1/2024(b) 350,000 348,922
2.25%, 6/1/2027(b) 400,000 377,775
3.50%, 7/1/2029 300,000 295,288
2.65%, 6/1/2030(b) 215,000 198,433
4.40%, 7/1/2049 200,000 206,509
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 244,618
2.15%, 1/15/2027(b) 90,000 84,472
4.45%, 6/1/2028(b) 300,000 308,900
3.20%, 8/15/2029 150,000 142,502
2.90%, 11/15/2031 155,000 141,215
International Business
Machines Corp. ,
3.50%, 5/15/2029(b) 400,000 407,865
1.95%, 5/15/2030(b) 400,000 363,940
5.88%, 11/29/2032(b) 233,000 279,773
4.00%, 6/20/2042 500,000 511,712
4.25%, 5/15/2049 300,000 319,492
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b)(d) 150,000 126,381
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 295,197
3.30%, 3/26/2027 60,000 61,150
2.95%, 6/1/2029 200,000 199,274
3.35%, 3/26/2030 370,000 377,077
2.00%, 11/18/2031(b) 300,000 273,498
3.80%, 11/21/2046(b) 250,000 261,289
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 70,000 69,795
2.40%, 10/1/2024(b) 85,000 84,615
1.65%, 6/1/2025 95,000 91,343
2.85%, 10/1/2029(b) 170,000 166,411
2.30%, 6/1/2030(b) 100,000 93,087
3.25%, 6/1/2050(b) 120,000 109,390
Visa, Inc. ,
3.15%, 12/14/2025 135,000 136,551
1.10%, 2/15/2031(b) 300,000 257,319
4.30%, 12/14/2045 750,000 841,613
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 163,669
9,397,483
Leisure Products 0.0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 55,049
4.40%, 9/15/2032 100,000 98,864
5.10%, 4/1/2052 100,000 95,377
Hasbro, Inc. ,
3.00%, 11/19/2024(b) 100,000 99,197
3.55%, 11/19/2026(b) 100,000 99,359
3.90%, 11/19/2029 100,000 100,345
5.10%, 5/15/2044(b) 100,000 107,445
655,636
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
3.88%, 7/15/2023(b) 250,000 253,720
2.75%, 9/15/2029(b) 165,000 157,350
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032 50,000 49,410
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 251,855
2.80%, 12/10/2051 140,000 118,963
PerkinElmer, Inc. ,
1.90%, 9/15/2028 60,000 54,215
3.30%, 9/15/2029 100,000 97,517
2.25%, 9/15/2031(b) 35,000 30,935
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028(b) 115,000 105,062
2.60%, 10/1/2029(b) 325,000 309,818
2.00%, 10/15/2031(b) 55,000 49,374
2.80%, 10/15/2041 30,000 26,870
5.30%, 2/1/2044(b) 100,000 122,014
1,627,103
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 68,000
6.05%, 8/15/2036 177,000 223,936
3.25%, 9/19/2049(b) 330,000 320,384
CNH Industrial Capital LLC ,
1.45%, 7/15/2026(b) 150,000 137,730
Cummins, Inc. ,
2.60%, 9/1/2050(b) 50,000 40,053
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 262,138
Dover Corp. ,
2.95%, 11/4/2029 45,000 43,695
5.38%, 3/1/2041 100,000 113,615
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 88,446
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041(b) 200,000 232,257
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 264,024
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 500,000 510,334

24 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028 250,000 261,528
2.30%, 3/15/2030(b) 500,000 461,004
3.00%, 5/15/2032 40,000 38,647
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(f) 250,000 263,114
3,328,905
Media 0.7%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 425,174
4.20%, 3/15/2028(b) 200,000 202,102
2.25%, 1/15/2029(b) 100,000 89,987
5.05%, 3/30/2029 150,000 158,823
2.30%, 2/1/2032(b) 300,000 256,430
4.40%, 4/1/2033 75,000 74,778
6.38%, 10/23/2035 500,000 564,866
3.50%, 3/1/2042 100,000 82,673
5.38%, 5/1/2047 400,000 409,556
5.75%, 4/1/2048 500,000 531,568
4.80%, 3/1/2050 600,000 569,946
5.25%, 4/1/2053(b) 180,000 181,214
3.85%, 4/1/2061(b) 310,000 249,228
Comcast Corp. ,
3.15%, 2/15/2028 500,000 499,142
3.40%, 4/1/2030 365,000 369,763
1.95%, 1/15/2031 700,000 631,458
4.25%, 1/15/2033 250,000 270,028
7.05%, 3/15/2033 295,000 385,207
4.40%, 8/15/2035 200,000 216,095
6.50%, 11/15/2035 100,000 129,277
3.90%, 3/1/2038 250,000 257,493
3.40%, 7/15/2046(b) 250,000 234,720
3.97%, 11/1/2047 743,000 754,822
4.70%, 10/15/2048(b) 400,000 451,057
4.00%, 11/1/2049 863,000 870,388
2.45%, 8/15/2052(b) 300,000 237,953
2.94%, 11/1/2056(d) 677,000 558,879
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 267,400
4.90%, 3/11/2026(b) 115,000 119,688
3.95%, 3/20/2028 500,000 499,424
3.63%, 5/15/2030(b) 200,000 194,260
5.00%, 9/20/2037 125,000 128,386
4.00%, 9/15/2055(b) 330,000 284,717
Fox Corp. ,
5.58%, 1/25/2049(b) 300,000 348,709
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 299,174
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 144,565
3.38%, 3/1/2041 220,000 195,833
Omnicom Group, Inc. ,
3.60%, 4/15/2026 200,000 202,419
Paramount Global ,
5.50%, 5/15/2033 118,000 130,266
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Paramount Global,
4.38%, 3/15/2043 459,000 436,853
4.60%, 1/15/2045 250,000 246,824
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 811,617
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 555,655
14,528,417
Metals & Mining 0.3%
ArcelorMittal SA ,
7.00%, 10/15/2039(f) 100,000 117,375
Barrick Gold Corp. ,
5.25%, 4/1/2042(b) 150,000 173,691
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 304,648
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 89,780
5.00%, 9/30/2043 400,000 474,368
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034 500,000 555,025
Newmont Corp. ,
2.60%, 7/15/2032 115,000 105,792
5.88%, 4/1/2035 236,000 277,254
4.88%, 3/15/2042(b) 150,000 168,689
Nucor Corp. ,
4.00%, 8/1/2023(b) 500,000 508,238
5.20%, 8/1/2043(b) 200,000 234,479
Reliance Steel & Aluminum
Co. ,
4.50%, 4/15/2023 250,000 254,976
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 249,021
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042(b) 250,000 268,461
Southern Copper Corp. ,
3.88%, 4/23/2025 200,000 203,022
6.75%, 4/16/2040(b) 250,000 319,125
5.88%, 4/23/2045(b) 230,000 281,175
Steel Dynamics, Inc. ,
3.25%, 1/15/2031(b) 200,000 193,895
Teck Resources Ltd. ,
6.25%, 7/15/2041 250,000 298,691
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 289,500
6.88%, 11/10/2039(b) 250,000 305,175
5,672,380
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 250,000 251,799
3.50%, 4/3/2030 500,000 497,378
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 45,715
3.38%, 12/1/2051 50,000 42,999
Kohl's Corp. ,
5.55%, 7/17/2045 50,000 49,905
Target Corp. ,
2.25%, 4/15/2025 280,000 276,021

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail
Target Corp.,
2.50%, 4/15/2026(b) 750,000 745,324
1.95%, 1/15/2027(b) 130,000 125,545
2.35%, 2/15/2030 105,000 100,305
2.65%, 9/15/2030(b) 450,000 437,391
3.63%, 4/15/2046 200,000 205,640
2,778,022
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 310,000 305,826
1.95%, 3/15/2027 80,000 74,913
Ameren Illinois Co. ,
2.90%, 6/15/2051 100,000 86,975
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 500,000 569,127
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 201,106
3.88%, 10/15/2049(b) 100,000 94,392
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031 85,000 78,406
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031 50,000 46,030
3.95%, 3/1/2043 500,000 488,052
4.50%, 12/1/2045 500,000 524,570
3.70%, 11/15/2059 50,000 46,096
3.60%, 6/15/2061 200,000 183,859
Consumers Energy Co. ,
4.35%, 4/15/2049 300,000 325,797
3.10%, 8/15/2050 45,000 41,195
2.65%, 8/15/2052 25,000 20,751
2.50%, 5/1/2060 100,000 76,059
Delmarva Power & Light Co. ,
3.50%, 11/15/2023 250,000 252,761
Dominion Energy, Inc. ,
Series D, 2.85%, 8/15/2026 500,000 494,436
Series C, 2.25%,
8/15/2031(b) 30,000 27,023
Series E, 6.30%, 3/15/2033 10,000 12,009
Series B, 5.95%, 6/15/2035 151,000 176,467
Series C, 4.90%, 8/1/2041 600,000 648,752
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 170,000 159,033
2.95%, 3/1/2030 50,000 47,591
NiSource, Inc. ,
0.95%, 8/15/2025(b) 160,000 147,037
2.95%, 9/1/2029(b) 250,000 238,239
1.70%, 2/15/2031(b) 85,000 72,100
5.95%, 6/15/2041 300,000 349,547
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023(b) 200,000 193,942
Puget Energy, Inc. ,
3.65%, 5/15/2025(b) 250,000 250,546
2.38%, 6/15/2028(b) 200,000 182,852
4.22%, 3/15/2032 40,000 40,081
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 236,641
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030(b) 600,000 528,553
4.15%, 5/15/2048 200,000 209,999
Sempra Energy ,
6.00%, 10/15/2039(b) 220,000 268,961
4.00%, 2/1/2048 150,000 148,792
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 213,735
4.40%, 6/1/2043 250,000 250,088
Series 21A, 3.15%,
9/30/2051 100,000 84,755
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 118,000 118,229
1.80%, 10/15/2030 300,000 259,960
8,775,283
Oil, Gas & Consumable Fuels 1.8%
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 236,434
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 505,569
3.06%, 6/17/2041 50,000 44,804
3.00%, 2/24/2050(b) 500,000 431,871
2.77%, 11/10/2050(b) 300,000 250,454
2.94%, 6/4/2051 150,000 128,031
3.00%, 3/17/2052(b) 50,000 43,072
3.38%, 2/8/2061(b) 50,000 44,451
BP Capital Markets plc ,
3.54%, 11/4/2024 250,000 253,972
3.72%, 11/28/2028(b) 500,000 511,737
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 506,454
6.25%, 3/15/2038(b) 340,000 406,276
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 40,756
6.75%, 11/15/2039(b) 120,000 148,164
5.40%, 6/15/2047(b) 200,000 225,189
3.75%, 2/15/2052(b) 25,000 22,357
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 266,482
3.70%, 11/15/2029 65,000 64,797
2.74%, 12/31/2039(b)(d) 100,000 87,011
Chevron Corp. ,
1.14%, 5/11/2023(b) 55,000 54,302
1.55%, 5/11/2025(b) 200,000 192,952
2.95%, 5/16/2026 300,000 301,186
2.00%, 5/11/2027 120,000 115,162
2.24%, 5/11/2030 60,000 56,739
3.08%, 5/11/2050(b) 25,000 23,600
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 130,672
1.02%, 8/12/2027(b) 120,000 109,057
3.85%, 1/15/2028 50,000 52,082
2.34%, 8/12/2050(b) 200,000 161,927

26 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
CNOOC Finance 2013 Ltd. ,
3.00%, 5/9/2023 750,000 751,217
3.30%, 9/30/2049 200,000 156,966
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 501,360
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 146,359
6.40%, 5/15/2037 200,000 233,243
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 117,621
ConocoPhillips ,
5.90%, 10/15/2032(b) 177,000 213,873
ConocoPhillips Co. ,
2.40%, 3/7/2025 50,000 49,425
3.76%, 3/15/2042(b)(d) 250,000 254,563
4.30%, 11/15/2044(b) 155,000 167,731
3.80%, 3/15/2052(b) 50,000 50,876
4.03%, 3/15/2062(b)(d) 400,000 405,530
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 59,373
Devon Energy Corp. ,
4.75%, 5/15/2042(b) 300,000 317,015
Diamondback Energy, Inc. ,
3.50%, 12/1/2029(b) 100,000 99,057
4.40%, 3/24/2051 50,000 50,722
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(d) 200,000 192,579
Enbridge Energy Partners LP ,
5.88%, 10/15/2025 250,000 270,133
Enbridge, Inc. ,
0.55%, 10/4/2023 40,000 38,764
1.60%, 10/4/2026(b) 95,000 87,799
3.70%, 7/15/2027(b) 500,000 506,522
3.13%, 11/15/2029(b) 150,000 145,364
2.50%, 8/1/2033 200,000 177,575
4.00%, 11/15/2049(b) 250,000 244,432
3.40%, 8/1/2051(b) 65,000 57,606
Energy Transfer LP ,
4.90%, 2/1/2024(b) 250,000 256,644
4.75%, 1/15/2026(b) 250,000 259,800
3.75%, 5/15/2030(b) 60,000 59,026
6.05%, 6/1/2041 75,000 83,245
5.00%, 5/15/2044(b)(f) 150,000 146,815
5.35%, 5/15/2045 500,000 514,623
5.30%, 4/15/2047 300,000 308,291
6.25%, 4/15/2049(b) 450,000 516,364
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 750,000 763,753
2.80%, 1/31/2030 120,000 115,346
6.13%, 10/15/2039 285,000 343,564
4.45%, 2/15/2043 500,000 503,531
4.85%, 3/15/2044 100,000 105,940
4.25%, 2/15/2048 250,000 250,999
3.70%, 1/31/2051 350,000 320,248
3.20%, 2/15/2052 300,000 253,117
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 73,434
Equinor ASA ,
3.70%, 3/1/2024(b) 500,000 509,936
3.25%, 11/10/2024 500,000 504,527
3.70%, 4/6/2050 500,000 505,781
Exxon Mobil Corp. ,
1.57%, 4/15/2023(b) 200,000 199,358
3.18%, 3/15/2024(b) 500,000 506,997
2.02%, 8/16/2024(b) 100,000 99,001
2.71%, 3/6/2025 500,000 499,605
3.04%, 3/1/2026(b) 235,000 237,168
2.28%, 8/16/2026 100,000 98,078
3.29%, 3/19/2027(b) 200,000 203,822
3.48%, 3/19/2030 250,000 256,568
2.61%, 10/15/2030(b) 250,000 240,965
4.23%, 3/19/2040 200,000 215,058
3.10%, 8/16/2049(b) 250,000 228,688
4.33%, 3/19/2050 326,000 363,461
3.45%, 4/15/2051 274,000 265,614
Hess Corp. ,
4.30%, 4/1/2027 500,000 513,041
5.60%, 2/15/2041 250,000 280,912
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 255,967
5.80%, 3/15/2035 206,000 234,862
6.38%, 3/1/2041 250,000 292,963
5.00%, 8/15/2042 350,000 358,272
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 164,335
1.75%, 11/15/2026(b) 300,000 278,749
2.00%, 2/15/2031(b) 50,000 43,720
5.30%, 12/1/2034 350,000 383,592
5.05%, 2/15/2046 250,000 265,031
3.25%, 8/1/2050(b) 50,000 41,505
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046(b) 250,000 246,342
3.95%, 3/1/2050(b) 25,000 23,649
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 141,188
6.60%, 10/1/2037 70,000 85,107
Marathon Petroleum Corp. ,
3.63%, 9/15/2024(b) 250,000 251,834
6.50%, 3/1/2041 250,000 308,037
MPLX LP ,
4.50%, 7/15/2023(b) 150,000 152,482
4.88%, 6/1/2025 250,000 259,000
1.75%, 3/1/2026(b) 160,000 149,925
4.25%, 12/1/2027 750,000 774,574
4.00%, 3/15/2028 500,000 508,617
2.65%, 8/15/2030 190,000 174,101
4.50%, 4/15/2038(b) 250,000 255,437
4.70%, 4/15/2048 200,000 201,479
4.95%, 3/14/2052 110,000 114,519
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 516,055
6.13%, 2/1/2041 100,000 109,994

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc. ,
4.00%, 7/13/2027 500,000 504,208
4.35%, 3/15/2029 500,000 510,531
5.20%, 7/15/2048 250,000 266,048
Ovintiv, Inc. ,
6.50%, 2/1/2038 250,000 296,129
Phillips 66 ,
4.65%, 11/15/2034 200,000 213,440
5.88%, 5/1/2042 382,000 470,829
Phillips 66 Partners LP ,
3.61%, 2/15/2025(b) 500,000 504,118
4.90%, 10/1/2046 50,000 54,920
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030(b) 200,000 177,292
Plains All American Pipeline
LP ,
4.65%, 10/15/2025(b) 200,000 205,483
5.15%, 6/1/2042 250,000 241,987
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 1,057,564
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 102,128
Suncor Energy, Inc. ,
6.50%, 6/15/2038 500,000 630,278
TotalEnergies Capital Canada
Ltd. ,
2.75%, 7/15/2023(b) 750,000 753,088
TotalEnergies Capital
International SA ,
2.83%, 1/10/2030(b) 500,000 488,399
3.13%, 5/29/2050 200,000 182,466
3.39%, 6/29/2060 100,000 92,316
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024(b) 95,000 90,256
4.88%, 1/15/2026 285,000 299,555
4.25%, 5/15/2028(b) 500,000 519,490
2.50%, 10/12/2031 100,000 90,650
4.63%, 3/1/2034 250,000 266,763
5.85%, 3/15/2036(b) 750,000 872,524
Valero Energy Corp. ,
4.00%, 4/1/2029(b) 250,000 254,992
2.80%, 12/1/2031 100,000 92,295
7.50%, 4/15/2032(b) 118,000 148,938
6.63%, 6/15/2037 200,000 247,402
3.65%, 12/1/2051 50,000 44,126
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 508,722
3.50%, 11/15/2030(b) 400,000 395,466
5.80%, 11/15/2043 250,000 285,325
4.90%, 1/15/2045 500,000 521,959
39,295,608
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 250,000 349,258
Suzano Austria GmbH ,
2.50%, 9/15/2028(b) 200,000 180,470
6.00%, 1/15/2029 200,000 215,894
Corporate Bonds
Principal
Amount ($) Value ($)
Paper & Forest Products
Suzano Austria GmbH,
5.00%, 1/15/2030 200,000 203,752
949,374
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 85,000 83,578
2.38%, 12/1/2029 35,000 33,341
1.95%, 3/15/2031(b) 100,000 90,718
3.13%, 12/1/2049(b) 150,000 140,291
GSK Consumer Healthcare
Capital US LLC ,
3.63%, 3/24/2032(d) 500,000 499,530
847,458
Pharmaceuticals 0.9%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026(b) 200,000 185,425
1.75%, 5/28/2028(b) 125,000 115,178
2.25%, 5/28/2031 35,000 32,590
AstraZeneca plc ,
3.38%, 11/16/2025(b) 500,000 507,295
0.70%, 4/8/2026 200,000 182,761
1.38%, 8/6/2030(b) 200,000 174,286
6.45%, 9/15/2037 200,000 265,629
4.00%, 9/18/2042 250,000 262,728
2.13%, 8/6/2050(b) 85,000 65,301
3.00%, 5/28/2051(b) 180,000 165,394
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 321,366
3.20%, 6/15/2026 132,000 134,025
3.90%, 2/20/2028(b) 750,000 781,197
2.95%, 3/15/2032 555,000 542,915
3.25%, 8/1/2042 250,000 235,424
4.55%, 2/20/2048 195,000 220,661
4.25%, 10/26/2049 400,000 436,196
2.55%, 11/13/2050 300,000 249,025
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 94,580
2.25%, 5/15/2050(b) 300,000 243,314
2.50%, 9/15/2060(b) 150,000 120,645
GlaxoSmithKline Capital plc ,
0.53%, 10/1/2023 1,000,000 976,812
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 300,000 313,227
5.38%, 4/15/2034(b) 201,000 239,192
4.20%, 3/18/2043(b) 300,000 314,369
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 248,657
4.95%, 5/15/2033(b) 663,000 773,731
3.63%, 3/3/2037 100,000 103,385
3.70%, 3/1/2046(b) 250,000 263,522
3.75%, 3/3/2047 100,000 106,939
2.45%, 9/1/2060(b) 500,000 404,916
Merck & Co., Inc. ,
2.80%, 5/18/2023(b) 500,000 503,874
2.75%, 2/10/2025(b) 220,000 220,510
1.70%, 6/10/2027(b) 170,000 160,859
1.90%, 12/10/2028(b) 130,000 122,350
2.15%, 12/10/2031(b) 115,000 106,367

28 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc.,
3.90%, 3/7/2039 100,000 106,247
3.60%, 9/15/2042 250,000 251,063
4.15%, 5/18/2043(b) 350,000 380,163
4.00%, 3/7/2049 350,000 379,214
2.75%, 12/10/2051 70,000 60,973
2.90%, 12/10/2061(b) 100,000 85,145
Novartis Capital Corp. ,
3.10%, 5/17/2027(b) 500,000 504,882
4.40%, 5/6/2044(b) 200,000 226,432
4.00%, 11/20/2045(b) 200,000 214,286
Pfizer, Inc. ,
3.40%, 5/15/2024(b) 500,000 509,917
0.80%, 5/28/2025 125,000 118,211
2.63%, 4/1/2030 100,000 97,087
1.70%, 5/28/2030(b) 140,000 126,828
1.75%, 8/18/2031(b) 100,000 89,944
7.20%, 3/15/2039 525,000 769,306
2.55%, 5/28/2040(b) 45,000 40,245
4.00%, 3/15/2049 500,000 546,439
2.70%, 5/28/2050(b) 65,000 57,526
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 210,052
Royalty Pharma plc ,
2.20%, 9/2/2030 50,000 43,715
2.15%, 9/2/2031(b) 35,000 30,008
3.55%, 9/2/2050 200,000 166,136
3.35%, 9/2/2051 50,000 40,080
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 200,000 200,554
3.20%, 9/23/2026(b) 925,000 926,598
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 180,527
3.03%, 7/9/2040(b) 200,000 178,321
3.18%, 7/9/2050 300,000 262,437
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 800,000 793,867
5.25%, 6/15/2046 200,000 197,710
Viatris, Inc. ,
1.65%, 6/22/2025(b) 200,000 186,110
2.30%, 6/22/2027(b) 400,000 364,057
2.70%, 6/22/2030 150,000 131,935
4.00%, 6/22/2050 100,000 84,007
Wyeth LLC ,
6.50%, 2/1/2034(b) 206,000 267,481
Zoetis, Inc. ,
4.50%, 11/13/2025(b) 230,000 240,008
3.90%, 8/20/2028 350,000 359,257
3.00%, 5/15/2050(b) 300,000 265,828
19,887,241
Professional Services 0.1%
Equifax, Inc. ,
2.35%, 9/15/2031(b) 100,000 89,443
Thomson Reuters Corp. ,
4.30%, 11/23/2023(b) 500,000 510,379
3.35%, 5/15/2026(b) 280,000 280,938
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Verisk Analytics, Inc. ,
4.00%, 6/15/2025(b) 250,000 255,155
3.63%, 5/15/2050 85,000 79,991
1,215,906
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026(b) 500,000 524,670
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.85%, 9/1/2023 150,000 153,242
3.75%, 4/1/2024(b) 500,000 509,124
3.65%, 9/1/2025 250,000 256,177
3.25%, 6/15/2027(b) 300,000 304,392
4.55%, 9/1/2044 250,000 277,112
4.70%, 9/1/2045 250,000 284,458
3.90%, 8/1/2046(b) 200,000 206,913
4.05%, 6/15/2048 250,000 265,746
3.55%, 2/15/2050(b) 250,000 247,738
2.88%, 6/15/2052(b) 25,000 22,146
Canadian National Railway
Co. ,
6.90%, 7/15/2028 242,000 289,864
6.20%, 6/1/2036 236,000 295,876
2.45%, 5/1/2050(b) 85,000 69,182
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(b) 35,000 32,506
5.95%, 5/15/2037 250,000 305,985
3.00%, 12/2/2041 25,000 22,489
3.10%, 12/2/2051 30,000 26,524
6.13%, 9/15/2115 100,000 127,162
CSX Corp. ,
4.10%, 3/15/2044 250,000 257,603
4.30%, 3/1/2048 250,000 268,579
4.50%, 3/15/2049 150,000 164,218
3.95%, 5/1/2050(b) 350,000 361,887
Kansas City Southern ,
2.88%, 11/15/2029(b) 160,000 153,797
4.20%, 11/15/2069 115,000 115,199
Norfolk Southern Corp. ,
2.55%, 11/1/2029(b) 100,000 95,600
2.30%, 5/15/2031(b) 200,000 185,680
3.00%, 3/15/2032 55,000 53,597
4.45%, 6/15/2045 500,000 534,849
3.40%, 11/1/2049 170,000 158,657
2.90%, 8/25/2051(b) 100,000 86,549
3.70%, 3/15/2053 40,000 39,538
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 74,018
1.75%, 9/1/2026 165,000 153,572
2.90%, 12/1/2026 270,000 261,883
2.85%, 3/1/2027 25,000 24,242
Union Pacific Corp. ,
2.75%, 4/15/2023 750,000 753,716
3.25%, 8/15/2025(b) 500,000 502,319
2.15%, 2/5/2027(b) 55,000 52,832
3.95%, 9/10/2028(b) 500,000 524,616
2.38%, 5/20/2031(b) 200,000 187,132

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Union Pacific Corp.,
3.60%, 9/15/2037 500,000 503,562
3.20%, 5/20/2041 100,000 94,366
4.05%, 11/15/2045 220,000 227,918
4.05%, 3/1/2046 340,000 354,330
4.50%, 9/10/2048 250,000 277,375
2.95%, 3/10/2052(b) 335,000 296,505
3.95%, 8/15/2059 60,000 60,916
10,521,691
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. ,
2.80%, 10/1/2041 175,000 157,019
Applied Materials, Inc. ,
3.30%, 4/1/2027 200,000 202,707
1.75%, 6/1/2030 60,000 54,313
5.10%, 10/1/2035(b) 250,000 288,787
2.75%, 6/1/2050 85,000 75,588
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 503,342
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 25,789
4.00%, 4/15/2029(d) 95,000 94,953
4.75%, 4/15/2029 200,000 210,146
4.15%, 11/15/2030 285,000 288,844
4.15%, 4/15/2032(d) 80,000 80,000
4.30%, 11/15/2032 200,000 202,953
3.42%, 4/15/2033(d) 84,000 78,399
3.47%, 4/15/2034(d) 1,300,000 1,203,971
3.14%, 11/15/2035(d) 300,000 264,328
3.50%, 2/15/2041(b)(d) 300,000 267,159
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 304,556
3.70%, 7/29/2025 500,000 512,091
3.75%, 3/25/2027(b) 200,000 206,970
3.15%, 5/11/2027(b) 300,000 302,549
1.60%, 8/12/2028 75,000 68,355
3.90%, 3/25/2030(b) 400,000 420,486
2.00%, 8/12/2031(b) 100,000 90,702
2.80%, 8/12/2041 30,000 26,487
4.10%, 5/11/2047(b) 300,000 316,213
3.73%, 12/8/2047 443,000 442,449
3.25%, 11/15/2049 100,000 92,244
4.75%, 3/25/2050 400,000 465,814
KLA Corp. ,
4.65%, 11/1/2024 215,000 222,762
3.30%, 3/1/2050 220,000 207,223
Lam Research Corp. ,
3.80%, 3/15/2025 255,000 260,932
1.90%, 6/15/2030(b) 90,000 81,561
2.88%, 6/15/2050(b) 285,000 252,097
Micron Technology, Inc. ,
5.33%, 2/6/2029 150,000 162,148
2.70%, 4/15/2032 100,000 90,531
3.37%, 11/1/2041 50,000 44,667
3.48%, 11/1/2051(b) 50,000 43,468
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 335,159
2.85%, 4/1/2030(b) 360,000 354,197
2.00%, 6/15/2031(b) 200,000 182,451
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp.,
3.50%, 4/1/2050(b) 280,000 282,971
NXP BV ,
2.70%, 5/1/2025(b)(d) 25,000 24,231
3.88%, 6/18/2026(d) 35,000 35,113
4.30%, 6/18/2029(d) 100,000 103,230
3.40%, 5/1/2030(b)(d) 35,000 33,924
2.50%, 5/11/2031(b)(d) 190,000 170,629
2.65%, 2/15/2032(b)(d) 40,000 36,051
3.25%, 5/11/2041(d) 195,000 171,955
3.13%, 2/15/2042(d) 50,000 43,044
3.25%, 11/30/2051(b)(d) 30,000 25,373
QUALCOMM, Inc. ,
3.25%, 5/20/2027 250,000 253,240
1.30%, 5/20/2028(b) 73,000 65,787
2.15%, 5/20/2030 80,000 74,403
1.65%, 5/20/2032 590,000 511,551
4.65%, 5/20/2035 500,000 557,832
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 35,610
Texas Instruments, Inc. ,
1.38%, 3/12/2025 200,000 192,458
2.25%, 9/4/2029(b) 300,000 285,227
1.90%, 9/15/2031(b) 80,000 72,724
2.70%, 9/15/2051(b) 100,000 88,796
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 182,363
Xilinx, Inc. ,
2.38%, 6/1/2030(b) 300,000 278,725
13,009,647
Software 0.6%
Adobe, Inc. ,
1.90%, 2/1/2025 30,000 29,327
3.25%, 2/1/2025(b) 135,000 136,786
2.15%, 2/1/2027(b) 245,000 237,744
2.30%, 2/1/2030 600,000 567,677
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 138,196
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 250,771
3.63%, 12/15/2023(b) 400,000 410,827
2.88%, 2/6/2024(b) 365,000 369,662
2.40%, 8/8/2026 465,000 461,108
3.50%, 2/12/2035 325,000 340,416
3.45%, 8/8/2036(b) 239,000 248,582
2.53%, 6/1/2050 1,336,000 1,153,629
2.92%, 3/17/2052 1,075,000 1,008,768
Oracle Corp. ,
2.40%, 9/15/2023(b) 1,000,000 996,282
2.50%, 4/1/2025 100,000 97,671
2.65%, 7/15/2026 190,000 182,189
3.25%, 11/15/2027(b) 300,000 291,342
2.95%, 4/1/2030(b) 600,000 553,537
3.25%, 5/15/2030(b) 250,000 236,941
2.88%, 3/25/2031 500,000 455,895
3.90%, 5/15/2035 200,000 188,077
5.38%, 7/15/2040 350,000 369,294
4.50%, 7/8/2044(b) 650,000 615,328
4.13%, 5/15/2045 200,000 179,604

30 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
4.00%, 7/15/2046 500,000 443,671
4.00%, 11/15/2047 500,000 442,185
3.60%, 4/1/2050 700,000 580,554
salesforce.com, Inc. ,
3.70%, 4/11/2028 500,000 516,593
1.95%, 7/15/2031(b) 35,000 32,020
2.70%, 7/15/2041(b) 200,000 176,998
2.90%, 7/15/2051 290,000 257,494
ServiceNow, Inc. ,
1.40%, 9/1/2030(b) 145,000 123,232
VMware, Inc. ,
4.70%, 5/15/2030 300,000 317,279
Workday, Inc. ,
3.50%, 4/1/2027 50,000 49,987
3.70%, 4/1/2029 50,000 50,111
3.80%, 4/1/2032 70,000 69,867
12,579,644
Specialty Retail 0.4%
Advance Auto Parts, Inc. ,
3.50%, 3/15/2032 55,000 52,770
AutoNation, Inc. ,
1.95%, 8/1/2028(b) 45,000 40,275
2.40%, 8/1/2031 90,000 78,356
3.85%, 3/1/2032 30,000 29,042
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 324,553
4.00%, 4/15/2030 100,000 102,652
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 109,430
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 42,672
Home Depot, Inc. (The) ,
2.70%, 4/1/2023(b) 500,000 503,316
2.70%, 4/15/2025 30,000 29,898
2.50%, 4/15/2027(b) 200,000 196,319
2.88%, 4/15/2027 45,000 44,831
2.80%, 9/14/2027(b) 750,000 741,128
0.90%, 3/15/2028(b) 130,000 115,516
1.50%, 9/15/2028(b) 100,000 90,905
3.90%, 12/6/2028(b) 300,000 314,043
1.38%, 3/15/2031(b) 300,000 258,189
1.88%, 9/15/2031(b) 100,000 89,358
3.25%, 4/15/2032 200,000 200,079
5.95%, 4/1/2041(b) 150,000 193,724
4.20%, 4/1/2043(b) 250,000 268,141
4.40%, 3/15/2045(b) 600,000 658,431
3.35%, 4/15/2050 335,000 315,642
2.38%, 3/15/2051(b) 200,000 160,363
2.75%, 9/15/2051(b) 100,000 86,149
3.63%, 4/15/2052 140,000 138,924
Lowe's Cos., Inc. ,
3.13%, 9/15/2024 400,000 401,695
4.00%, 4/15/2025 500,000 513,382
3.35%, 4/1/2027 60,000 60,351
3.10%, 5/3/2027 250,000 248,077
1.30%, 4/15/2028(b) 170,000 151,394
1.70%, 9/15/2028(b) 80,000 72,403
6.50%, 3/15/2029(b) 236,000 277,461
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Lowe’s Cos., Inc.,
3.65%, 4/5/2029(b) 400,000 406,481
1.70%, 10/15/2030(b) 75,000 65,468
3.75%, 4/1/2032(b) 245,000 247,695
2.80%, 9/15/2041 60,000 51,390
4.05%, 5/3/2047 250,000 251,828
3.00%, 10/15/2050 345,000 293,509
4.25%, 4/1/2052(b) 65,000 67,232
4.45%, 4/1/2062 75,000 78,044
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 301,866
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026(b) 500,000 485,693
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 47,243
9,205,918
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
0.75%, 5/11/2023 75,000 74,036
2.50%, 2/9/2025(b) 595,000 593,546
1.13%, 5/11/2025 140,000 133,674
0.55%, 8/20/2025(b) 500,000 465,867
3.25%, 2/23/2026 1,130,000 1,150,903
2.45%, 8/4/2026 625,000 617,345
3.35%, 2/9/2027(b) 1,000,000 1,021,180
3.20%, 5/11/2027 300,000 305,066
1.40%, 8/5/2028 50,000 45,717
2.20%, 9/11/2029(b) 235,000 223,969
1.65%, 5/11/2030(b) 300,000 271,915
1.25%, 8/20/2030(b) 500,000 436,883
1.65%, 2/8/2031 250,000 224,986
1.70%, 8/5/2031(b) 50,000 44,842
3.85%, 5/4/2043 550,000 578,511
4.38%, 5/13/2045 355,000 401,218
4.65%, 2/23/2046 460,000 544,298
2.65%, 5/11/2050(b) 300,000 261,304
2.40%, 8/20/2050(b) 400,000 330,016
2.65%, 2/8/2051 400,000 345,033
2.70%, 8/5/2051 50,000 43,465
2.55%, 8/20/2060(b) 300,000 245,856
2.85%, 8/5/2061 50,000 43,123
Dell International LLC ,
5.45%, 6/15/2023 94,000 96,833
4.00%, 7/15/2024 200,000 204,304
6.02%, 6/15/2026 700,000 758,260
3.38%, 12/15/2041(d) 100,000 84,049
8.35%, 7/15/2046 99,000 144,678
3.45%, 12/15/2051(b)(d) 50,000 40,620
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 500,000 499,525
6.35%, 10/15/2045(f) 150,000 176,610
HP, Inc. ,
1.45%, 6/17/2026(b) 155,000 142,446
4.00%, 4/15/2029 60,000 59,776
2.65%, 6/17/2031 50,000 44,735
4.20%, 4/15/2032 60,000 59,794
6.00%, 9/15/2041 250,000 291,355

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 228,398
11,234,136
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 400,000 394,871
3.88%, 11/1/2045 250,000 260,522
3.38%, 3/27/2050(b) 200,000 198,742
854,135
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 482,875
Tobacco 0.2%
Altria Group, Inc. ,
4.40%, 2/14/2026 160,000 165,501
4.50%, 5/2/2043 250,000 227,603
5.38%, 1/31/2044(b) 170,000 175,709
5.95%, 2/14/2049 500,000 541,277
3.70%, 2/4/2051(b) 250,000 201,933
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 499,817
4.70%, 4/2/2027 100,000 102,565
3.56%, 8/15/2027 750,000 729,937
4.74%, 3/16/2032(b) 70,000 70,414
4.39%, 8/15/2037 500,000 464,958
4.54%, 8/15/2047 300,000 267,716
4.76%, 9/6/2049 250,000 229,792
5.65%, 3/16/2052 70,000 71,013
BAT International Finance plc ,
4.45%, 3/16/2028 70,000 70,149
Philip Morris International,
Inc. ,
6.38%, 5/16/2038(b) 460,000 564,339
3.88%, 8/21/2042(b) 250,000 232,514
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 510,530
5.70%, 8/15/2035 120,000 126,610
5,252,377
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 72,140
3.25%, 3/1/2025 1,000,000 986,472
1.88%, 8/15/2026 80,000 73,697
2.10%, 9/1/2028(b) 100,000 87,440
3.25%, 10/1/2029(b) 250,000 236,025
Aircastle Ltd. ,
5.00%, 4/1/2023 100,000 101,604
4.13%, 5/1/2024(b) 300,000 299,505
GATX Corp. ,
3.25%, 9/15/2026(b) 500,000 494,604
3.10%, 6/1/2051(b) 90,000 74,759
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 248,723
2,674,969
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045(b) 500,000 513,108
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 177,855
690,963
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035 177,000 220,457
6.13%, 3/30/2040 350,000 436,230
Rogers Communications, Inc. ,
2.95%, 3/15/2025(b)(d) 80,000 79,422
3.63%, 12/15/2025(b) 200,000 201,928
3.20%, 3/15/2027(d) 60,000 59,059
3.80%, 3/15/2032(d) 70,000 69,458
4.50%, 3/15/2042(d) 70,000 70,919
4.50%, 3/15/2043 100,000 100,952
5.00%, 3/15/2044(b) 250,000 265,339
3.70%, 11/15/2049 100,000 88,932
4.55%, 3/15/2052(d) 80,000 79,533
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 500,000 503,309
3.75%, 4/15/2027 500,000 502,923
2.05%, 2/15/2028 100,000 91,331
3.88%, 4/15/2030 750,000 752,879
2.55%, 2/15/2031(b) 500,000 453,401
2.70%, 3/15/2032(d) 80,000 72,775
4.38%, 4/15/2040 250,000 251,061
3.00%, 2/15/2041 400,000 338,127
4.50%, 4/15/2050 300,000 303,497
3.40%, 10/15/2052(d) 350,000 297,654
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 514,776
7.88%, 2/15/2030 206,000 262,541
4.38%, 2/19/2043 500,000 501,851
5.25%, 5/30/2048 500,000 560,072
4.25%, 9/17/2050 40,000 39,867
7,118,293
Total Corporate Bonds
(cost $567,652,282)
555,828,715
Foreign Government Securities 1.6%
CANADA 0.2%
Province of Alberta,
3.35%, 11/1/2023(b) 500,000 507,359
3.30%, 3/15/2028 500,000 514,330
Province of Ontario,
3.05%, 1/29/2024 500,000 505,739
2.00%, 10/2/2029 1,000,000 951,660
Province of Quebec,
2.50%, 4/9/2024 500,000 501,247
7.50%, 9/15/2029 578,000 755,687
3,736,022
CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025 750,000 756,945

32 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
3.24%, 2/6/2028 500,000 498,855
2.45%, 1/31/2031(b) 500,000 468,265
2.55%, 1/27/2032(b) 500,000 469,810
3.10%, 5/7/2041 400,000 351,904
3.63%, 10/30/2042 400,000 372,804
2,918,583
GERMANY 0.0%
†
FMS Wertmanagement AoeR,
2.75%, 1/30/2024 600,000 604,333
HUNGARY 0.0%
†
Hungary Government Bond,
5.38%, 3/25/2024 500,000 523,612
7.63%, 3/29/2041 100,000 144,950
668,562
INDONESIA 0.1%
Republic of Indonesia,
3.50%, 1/11/2028(b) 500,000 512,368
4.10%, 4/24/2028 1,000,000 1,058,470
2.85%, 2/14/2030(b) 500,000 491,406
5.35%, 2/11/2049(b) 200,000 229,279
4.20%, 10/15/2050(b) 200,000 207,867
4.45%, 4/15/2070 200,000 206,158
2,705,548
ISRAEL 0.1%
State of Israel Government
Bond,
3.15%, 6/30/2023 500,000 505,440
3.25%, 1/17/2028(b) 1,000,000 1,028,720
3.38%, 1/15/2050 200,000 189,250
3.88%, 7/3/2050(b) 200,000 206,000
4.50%, 4/3/2120 200,000 213,656
2,143,066
ITALY 0.1%
Italian Republic Government
Bond,
6.88%, 9/27/2023 251,000 266,168
5.38%, 6/15/2033(b) 491,000 555,228
4.00%, 10/17/2049(b) 400,000 383,427
1,204,823
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.50%, 5/23/2024(b) 2,000,000 1,998,620
2.38%, 4/20/2026 500,000 490,726
1.88%, 7/21/2026 500,000 482,804
2,972,150
MEXICO 0.3%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 210,198
3.75%, 1/11/2028(b) 1,000,000 1,016,990
2.66%, 5/24/2031(b) 700,000 637,140
6.75%, 9/27/2034 996,000 1,216,873
6.05%, 1/11/2040(b) 400,000 452,964
4.75%, 3/8/2044 900,000 884,358
Foreign Government Securities
Principal
Amount ($) Value ($)
5.55%, 1/21/2045 500,000 543,485
4.60%, 1/23/2046 347,000 332,582
4.35%, 1/15/2047 500,000 461,620
5,756,210
PANAMA 0.1%
Republic of Panama,
6.70%, 1/26/2036 250,000 307,692
4.30%, 4/29/2053 500,000 479,990
4.50%, 4/1/2056 400,000 390,932
3.87%, 7/23/2060 400,000 349,904
1,528,518
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 750,000 778,050
2.78%, 1/23/2031 500,000 470,750
8.75%, 11/21/2033 500,000 723,140
3.00%, 1/15/2034 200,000 186,432
3.30%, 3/11/2041 500,000 453,940
5.63%, 11/18/2050 300,000 380,679
2,992,991
PHILIPPINES 0.1%
Republic of Philippines,
4.20%, 1/21/2024(b) 500,000 514,080
9.50%, 2/2/2030(b) 500,000 709,051
2.46%, 5/5/2030 500,000 474,848
7.75%, 1/14/2031 200,000 262,350
6.38%, 10/23/2034 500,000 630,711
3.70%, 2/2/2042(b) 600,000 579,740
3,170,780
POLAND 0.0%
†
Republic of Poland,
4.00%, 1/22/2024 500,000 512,766
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 973,568
Republic of Korea,
5.63%, 11/3/2025(b) 300,000 326,363
4.13%, 6/10/2044 250,000 297,475
1,597,406
SWEDEN 0.1%
Svensk Exportkredit AB,
0.75%, 4/6/2023 1,000,000 988,256
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 1,250,000 1,325,013
5.10%, 6/18/2050 700,000 824,292
2,149,305
Total Foreign Government Securities
(cost $36,084,509)
35,649,319

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities 27.4%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 33,965 35,752
Pool# J09912
4.00%, 6/1/2024 79,933 82,182
Pool# C00351
8.00%, 7/1/2024 97 100
Pool# G13900
5.00%, 12/1/2024 1 1
Pool# D60780
8.00%, 6/1/2025 393 401
Pool# G30267
5.00%, 8/1/2025 22,029 23,174
Pool# E02746
3.50%, 11/1/2025 68,703 70,212
Pool# J13883
3.50%, 12/1/2025 154,214 157,688
Pool# J14732
4.00%, 3/1/2026 80,097 82,562
Pool# E02896
3.50%, 5/1/2026 84,447 86,356
Pool# J18127
3.00%, 3/1/2027 97,863 98,946
Pool# J18702
3.00%, 3/1/2027 88,194 89,150
Pool# J19106
3.00%, 5/1/2027 40,539 40,988
Pool# J20471
3.00%, 9/1/2027 178,599 180,579
Pool# D82854
7.00%, 10/1/2027 69 69
Pool# G14609
3.00%, 11/1/2027 262,680 265,581
Pool# C00566
7.50%, 12/1/2027 406 436
Pool# G15100
2.50%, 7/1/2028 114,862 113,881
Pool# C18271
7.00%, 11/1/2028 1,661 1,753
Pool# C00678
7.00%, 11/1/2028 507 545
Pool# C00836
7.00%, 7/1/2029 350 382
Pool# C31285
7.00%, 9/1/2029 603 635
Pool# C31282
7.00%, 9/1/2029 53 54
Pool# G18536
2.50%, 1/1/2030 1,580,634 1,565,577
Pool# C37436
8.00%, 1/1/2030 993 1,097
Pool# C36429
7.00%, 2/1/2030 532 544
Pool# C36306
7.00%, 2/1/2030 521 535
Pool# C00921
7.50%, 2/1/2030 696 763
Pool# G01108
7.00%, 4/1/2030 246 266
Pool# C37703
7.50%, 4/1/2030 571 590
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G18552
3.00%, 5/1/2030 573,067 579,442
Pool# U49055
3.00%, 6/1/2030 66,999 67,902
Pool# J32243
3.00%, 7/1/2030 457,715 462,818
Pool# J32257
3.00%, 7/1/2030 96,504 97,580
Pool# J32255
3.00%, 7/1/2030 89,436 90,434
Pool# C41561
8.00%, 8/1/2030 1,674 1,727
Pool# C01051
8.00%, 9/1/2030 909 1,007
Pool# C43550
7.00%, 10/1/2030 1,229 1,258
Pool# C44017
7.50%, 10/1/2030 390 395
Pool# C43967
8.00%, 10/1/2030 2,154 2,162
Pool# C44957
8.00%, 11/1/2030 761 773
Pool# J33361
3.00%, 12/1/2030 207,601 209,909
Pool# G18578
3.00%, 12/1/2030 193,902 195,599
Pool# J33315
3.00%, 12/1/2030 80,542 81,440
Pool# C01103
7.50%, 12/1/2030 523 584
Pool# C46932
7.50%, 1/1/2031 571 586
Pool# G18587
3.00%, 2/1/2031 142,107 143,688
Pool# G18592
3.00%, 3/1/2031 155,276 157,005
Pool# C48206
7.50%, 3/1/2031 1,512 1,518
Pool# C91366
4.50%, 4/1/2031 48,926 50,883
Pool# G18601
3.00%, 5/1/2031 91,265 92,281
Pool# G18605
3.00%, 6/1/2031 54,064 54,666
Pool# J34627
3.00%, 6/1/2031 12,921 13,065
Pool# C91377
4.50%, 6/1/2031 26,380 27,439
Pool# C53324
7.00%, 6/1/2031 1,390 1,447
Pool# C01209
8.00%, 6/1/2031 294 298
Pool# J35107
2.50%, 8/1/2031 101,095 100,196
Pool# G01309
7.00%, 8/1/2031 599 645
Pool# G01311
7.00%, 9/1/2031 5,000 5,427
Pool# C01222
7.00%, 9/1/2031 685 761

34 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01315
7.00%, 9/1/2031 180 197
Pool# J35522
2.50%, 10/1/2031 340,853 337,606
Pool# C60012
7.00%, 11/1/2031 608 622
Pool# C61298
8.00%, 11/1/2031 2,193 2,235
Pool# J35957
2.50%, 12/1/2031 496,048 491,323
Pool# C61105
7.00%, 12/1/2031 4,733 4,960
Pool# C63171
7.00%, 1/1/2032 3,384 3,621
Pool# V61548
2.50%, 2/1/2032 476,093 471,851
Pool# D99004
3.50%, 3/1/2032 87,757 88,922
Pool# G30577
3.50%, 4/1/2032 174,914 177,237
Pool# G01391
7.00%, 4/1/2032 9,084 9,891
Pool# C01345
7.00%, 4/1/2032 2,969 3,298
Pool# C01370
8.00%, 4/1/2032 871 946
Pool# C01381
8.00%, 5/1/2032 10,476 11,554
Pool# C68290
7.00%, 6/1/2032 2,106 2,218
Pool# C68300
7.00%, 6/1/2032 855 858
Pool# D99266
3.50%, 7/1/2032 152,053 154,071
Pool# G01449
7.00%, 7/1/2032 5,695 6,222
Pool# C69908
7.00%, 8/1/2032 21,736 23,285
Pool# C91558
3.50%, 9/1/2032 28,153 28,528
Pool# G16407
2.50%, 1/1/2033 265,425 263,209
Pool# G16408
2.50%, 1/1/2033 182,457 180,916
Pool# G01536
7.00%, 3/1/2033 8,512 9,335
Pool# C01528
5.00%, 4/1/2033 40,213 43,522
Pool# G30646
3.00%, 5/1/2033 168,091 167,846
Pool# G30642
3.00%, 5/1/2033 92,755 92,619
Pool# K90535
3.00%, 5/1/2033 37,803 37,748
Pool# G18693
4.00%, 5/1/2033 62,265 64,560
Pool# G18696
3.50%, 7/1/2033 16,588 17,020
Pool# A16419
6.50%, 11/1/2033 13,999 15,040
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01806
7.00%, 1/1/2034 11,054 11,485
Pool# A21356
6.50%, 4/1/2034 44,139 47,730
Pool# C01851
6.50%, 4/1/2034 19,165 20,843
Pool# A24301
6.50%, 5/1/2034 25,855 27,777
Pool# A22067
6.50%, 5/1/2034 18,230 19,990
Pool# G18737
3.50%, 6/1/2034 105,334 108,069
Pool# A24988
6.50%, 7/1/2034 10,301 11,067
Pool# G01741
6.50%, 10/1/2034 6,532 7,053
Pool# G08023
6.50%, 11/1/2034 13,405 14,847
Pool# G01947
7.00%, 5/1/2035 6,809 7,408
Pool# G08073
5.50%, 8/1/2035 63,798 69,932
Pool# A37135
5.50%, 9/1/2035 94,748 102,960
Pool# A47368
5.00%, 10/1/2035 84,561 91,331
Pool# A38531
5.50%, 10/1/2035 152,244 165,870
Pool# A38255
5.50%, 10/1/2035 109,145 119,595
Pool# G08088
6.50%, 10/1/2035 67,007 73,657
Pool# A39759
5.50%, 11/1/2035 4,979 5,419
Pool# A40376
5.50%, 12/1/2035 3,246 3,526
Pool# A42305
5.50%, 1/1/2036 8,008 8,646
Pool# A41548
7.00%, 1/1/2036 10,992 11,339
Pool# G08111
5.50%, 2/1/2036 88,251 96,716
Pool# A43886
5.50%, 3/1/2036 283,171 306,487
Pool# A43885
5.50%, 3/1/2036 172,361 184,806
Pool# A43884
5.50%, 3/1/2036 114,085 121,559
Pool# A48378
5.50%, 3/1/2036 66,714 71,019
Pool# A43861
5.50%, 3/1/2036 45,724 48,782
Pool# G08116
5.50%, 3/1/2036 18,561 20,346
Pool# A48735
5.50%, 5/1/2036 6,714 7,145
Pool# A53039
6.50%, 10/1/2036 43,278 46,495
Pool# G05254
5.00%, 1/1/2037 60,768 65,767

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G04331
5.00%, 2/1/2037 60,898 65,905
Pool# G05941
6.00%, 2/1/2037 302,130 337,352
Pool# G03620
6.50%, 10/1/2037 1,895 2,123
Pool# G03721
6.00%, 12/1/2037 27,939 31,233
Pool# G03969
6.00%, 2/1/2038 29,157 32,566
Pool# C91982
3.50%, 3/1/2038 98,591 99,704
Pool# G04913
5.00%, 3/1/2038 106,732 115,591
Pool# G05299
4.50%, 6/1/2038 102,065 108,674
Pool# G04581
6.50%, 8/1/2038 54,567 59,140
Pool# C92013
3.50%, 9/1/2038 258,329 261,230
Pool# A81674
6.00%, 9/1/2038 181,853 203,251
Pool# G05459
5.50%, 5/1/2039 792,045 873,049
Pool# G05535
4.50%, 7/1/2039 285,071 303,573
Pool# A89500
4.50%, 10/1/2039 26,423 28,063
Pool# A91165
5.00%, 2/1/2040 1,178,776 1,277,049
Pool# G60342
4.50%, 5/1/2042 285,038 303,270
Pool# G60195
4.00%, 6/1/2042 356,044 372,173
Pool# Q08977
4.00%, 6/1/2042 65,250 66,895
Pool# Q09824
4.00%, 8/1/2042 45,734 47,878
Pool# Q11087
4.00%, 9/1/2042 48,704 49,887
Pool# G07158
3.50%, 10/1/2042 205,245 209,493
Pool# G07163
3.50%, 10/1/2042 177,796 181,479
Pool# Q11532
3.50%, 10/1/2042 136,932 139,766
Pool# Q12051
3.50%, 10/1/2042 104,752 106,930
Pool# Q12052
3.50%, 10/1/2042 45,608 46,477
Pool# C09020
3.50%, 11/1/2042 316,415 322,991
Pool# G07264
3.50%, 12/1/2042 276,571 282,294
Pool# Q14292
3.50%, 1/1/2043 76,896 78,488
Pool# Q15884
3.00%, 2/1/2043 415,519 415,286
Pool# Q16470
3.00%, 3/1/2043 907,186 906,770
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V80002
2.50%, 4/1/2043 349,063 337,156
Pool# Q16915
3.00%, 4/1/2043 321,236 321,155
Pool# Q17675
3.50%, 4/1/2043 340,460 347,509
Pool# Q18523
3.50%, 5/1/2043 351,237 358,504
Pool# Q18751
3.50%, 6/1/2043 464,586 474,174
Pool# G07410
3.50%, 7/1/2043 146,684 149,737
Pool# Q20332
3.50%, 7/1/2043 48,041 48,957
Pool# G07459
3.50%, 8/1/2043 406,649 415,078
Pool# G60038
3.50%, 1/1/2044 849,952 867,511
Pool# Q26869
4.00%, 6/1/2044 426,837 445,742
Pool# G07946
4.00%, 7/1/2044 13,052 13,634
Pool# Q28607
3.50%, 9/1/2044 157,655 160,644
Pool# G61231
3.50%, 9/1/2044 44,925 45,734
Pool# G08609
3.50%, 10/1/2044 135,164 137,593
Pool# Q30833
4.00%, 1/1/2045 20,419 21,320
Pool# G60400
4.50%, 1/1/2045 118,630 126,054
Pool# G07925
4.00%, 2/1/2045 36,410 38,028
Pool# Q34165
4.00%, 6/1/2045 221,566 229,776
Pool# V81873
4.00%, 8/1/2045 140,189 146,072
Pool# G08669
4.00%, 9/1/2045 209,538 218,086
Pool# V82126
3.50%, 12/1/2045 121,412 123,774
Pool# Q38199
3.50%, 1/1/2046 9,046 9,139
Pool# Q38357
4.00%, 1/1/2046 60,017 62,270
Pool# G61365
4.50%, 1/1/2046 42,794 45,253
Pool# G08697
3.00%, 3/1/2046 577,723 572,953
Pool# Q39364
3.50%, 3/1/2046 94,298 96,130
Pool# Q39434
3.50%, 3/1/2046 76,468 77,862
Pool# Q39440
4.00%, 3/1/2046 40,619 42,283
Pool# G08704
4.50%, 4/1/2046 20,469 21,598
Pool# Q40097
4.50%, 4/1/2046 2,987 3,111

36 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60582
3.50%, 5/1/2046 234,453 238,992
Pool# Q40718
3.50%, 5/1/2046 75,804 77,071
Pool# G08707
4.00%, 5/1/2046 99,353 103,313
Pool# G08708
4.50%, 5/1/2046 15,918 16,796
Pool# Q40728
4.50%, 5/1/2046 2,713 2,824
Pool# Q41548
3.00%, 7/1/2046 88,355 87,899
Pool# Q41903
3.50%, 7/1/2046 113,547 115,267
Pool# Q41491
3.50%, 7/1/2046 9,806 9,952
Pool# Q41407
3.50%, 7/1/2046 6,010 6,040
Pool# G61791
4.00%, 7/1/2046 94,103 98,211
Pool# Q41947
4.50%, 7/1/2046 8,252 8,727
Pool# G08715
3.00%, 8/1/2046 584,554 581,294
Pool# Q42596
3.50%, 8/1/2046 96,852 98,637
Pool# Q42203
3.50%, 8/1/2046 25,582 26,105
Pool# Q42393
3.50%, 8/1/2046 19,291 19,599
Pool# G61237
3.50%, 8/1/2046 17,685 18,049
Pool# Q42680
4.00%, 8/1/2046 4,628 4,766
Pool# G08720
4.50%, 8/1/2046 11,844 12,521
Pool# G61323
3.00%, 9/1/2046 546,587 545,950
Pool# G08721
3.00%, 9/1/2046 322,335 320,471
Pool# V82617
3.50%, 9/1/2046 220,825 224,242
Pool# G08722
3.50%, 9/1/2046 65,752 67,024
Pool# G60733
4.50%, 9/1/2046 119,427 126,577
Pool# G60722
3.00%, 10/1/2046 949,257 943,948
Pool# Q44035
3.00%, 10/1/2046 453,528 450,625
Pool# G61815
4.00%, 10/1/2046 40,010 41,664
Pool# G61257
3.00%, 11/1/2046 904,316 896,071
Pool# Q44452
3.00%, 11/1/2046 200,133 198,646
Pool# G08732
3.00%, 11/1/2046 57,931 57,703
Pool# Q44473
3.50%, 11/1/2046 28,190 28,627
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q44223
3.50%, 11/1/2046 15,582 15,772
Pool# G08734
4.00%, 11/1/2046 307,326 319,229
Pool# G08737
3.00%, 12/1/2046 1,919,642 1,906,950
Pool# G60989
3.00%, 12/1/2046 333,984 332,117
Pool# Q45878
3.00%, 12/1/2046 70,360 69,771
Pool# G08738
3.50%, 12/1/2046 1,263,830 1,282,687
Pool# Q45024
3.50%, 12/1/2046 94,494 96,025
Pool# G08741
3.00%, 1/1/2047 526,567 522,975
Pool# G08747
3.00%, 2/1/2047 999,944 993,125
Pool# G08748
3.50%, 2/1/2047 260,210 264,432
Pool# G08749
4.00%, 2/1/2047 451,402 467,768
Pool# G61890
4.00%, 2/1/2047 33,655 34,994
Pool# G08751
3.50%, 3/1/2047 388,181 393,764
Pool# Q47592
3.50%, 4/1/2047 69,832 70,663
Pool# Q47484
3.50%, 4/1/2047 14,912 15,188
Pool# G60988
3.00%, 5/1/2047 1,159,107 1,152,858
Pool# Q48098
3.50%, 5/1/2047 50,245 50,940
Pool# Q48237
4.50%, 5/1/2047 85,239 89,314
Pool# G61390
3.00%, 6/1/2047 823,053 817,553
Pool# Q48414
4.50%, 6/1/2047 56,478 58,650
Pool# Q48365
4.50%, 6/1/2047 15,671 16,424
Pool# G08770
3.50%, 7/1/2047 762,354 775,147
Pool# V83270
3.50%, 7/1/2047 170,033 172,074
Pool# G61339
3.00%, 8/1/2047 172,445 171,361
Pool# G08774
3.50%, 8/1/2047 84,180 85,302
Pool# Q49917
3.50%, 8/1/2047 66,655 67,436
Pool# Q53085
3.00%, 9/1/2047 180,532 179,684
Pool# G61295
3.50%, 9/1/2047 400,114 407,928
Pool# G08779
3.50%, 9/1/2047 228,061 231,061
Pool# G61622
3.00%, 10/1/2047 422,401 419,915

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08785
4.00%, 10/1/2047 26,659 27,383
Pool# Q52075
4.00%, 11/1/2047 157,175 161,798
Pool# V83598
3.50%, 12/1/2047 71,113 71,906
Pool# G67707
3.50%, 1/1/2048 489,483 497,871
Pool# V83909
4.00%, 1/1/2048 198,982 204,811
Pool# G61311
3.50%, 2/1/2048 487,680 493,066
Pool# T65458
3.50%, 2/1/2048 86,989 86,287
Pool# G08801
4.00%, 2/1/2048 146,690 150,676
Pool# Q54460
4.00%, 2/1/2048 142,749 148,123
Pool# G61298
4.00%, 2/1/2048 67,735 69,964
Pool# Q54727
3.50%, 3/1/2048 182,812 185,095
Pool# Q55401
5.00%, 4/1/2048 44,205 46,934
Pool# V84237
3.50%, 5/1/2048 314,916 318,199
Pool# G08813
3.50%, 5/1/2048 34,185 34,459
Pool# G08820
4.50%, 5/1/2048 292,761 305,722
Pool# G08821
5.00%, 5/1/2048 14,464 15,378
Pool# G67712
4.00%, 6/1/2048 135,538 141,089
Pool# G67713
4.00%, 6/1/2048 111,346 115,310
Pool# G08817
4.00%, 6/1/2048 43,094 44,118
Pool# G08818
4.50%, 6/1/2048 154,088 160,902
Pool# Q56472
4.50%, 6/1/2048 37,783 39,763
Pool# Q56473
4.50%, 6/1/2048 35,548 37,357
Pool# G08827
4.50%, 7/1/2048 105,460 109,907
Pool# Q57401
4.50%, 7/1/2048 43,311 45,400
Pool# Q57402
4.50%, 7/1/2048 15,595 16,412
Pool# G08833
5.00%, 7/1/2048 4,834 5,124
Pool# G08831
4.00%, 8/1/2048 117,656 120,627
Pool# G08836
4.00%, 9/1/2048 472,152 482,853
Pool# G67716
4.50%, 10/1/2048 79,192 83,570
Pool# G08843
4.50%, 10/1/2048 37,907 39,491
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V85044
4.00%, 12/1/2048 131,111 135,020
Pool# V85082
4.50%, 12/1/2048 27,495 28,620
Pool# G61846
4.00%, 1/1/2049 2,605 2,665
Pool# V85139
4.50%, 1/1/2049 33,267 34,584
FHLMC Non Gold Pool
Pool# 1B8478
2.14%, 7/1/2041(a) 55,963 58,275
Pool# 2B0108
2.15%, 1/1/2042(a) 7,357 7,375
Pool# 2B1381
1.74%, 6/1/2043(a) 1,394 1,404
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 67,735 69,725
Pool# ZS7757
3.00%, 3/1/2030 401,500 405,682
Pool# SB0383
2.50%, 4/1/2032 851,743 844,076
Pool# ZS8701
3.50%, 6/1/2033 57,523 59,074
Pool# SB0218
3.00%, 10/1/2033 99,184 100,202
Pool# SB0366
3.50%, 2/1/2034 139,141 142,436
Pool# QN0248
3.00%, 7/1/2034 49,918 50,415
Pool# SB0095
3.50%, 7/1/2034 128,474 131,876
Pool# SB0069
3.00%, 9/1/2034 185,552 187,721
Pool# SB8021
3.00%, 12/1/2034 345,264 348,039
Pool# SB8500
2.50%, 7/1/2035 843,536 834,943
Pool# SB8505
2.50%, 10/1/2035 2,470,076 2,447,535
Pool# SB8506
2.00%, 2/1/2036 2,122,223 2,063,390
Pool# SB8508
2.00%, 2/1/2036 1,482,061 1,440,976
Pool# RC1826
2.00%, 2/1/2036 422,409 410,724
Pool# SB8092
1.50%, 3/1/2036 475,238 451,274
Pool# RC1887
2.00%, 3/1/2036 792,534 770,610
Pool# RC2049
2.00%, 6/1/2036 1,915,167 1,863,045
Pool# RC2045
2.00%, 6/1/2036 594,180 577,740
Pool# SB8112
2.50%, 7/1/2036 342,657 339,166
Pool# QN7405
2.00%, 8/1/2036 241,545 234,856
Pool# SB8119
2.00%, 9/1/2036 1,072,297 1,042,641

38 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8140
1.50%, 2/1/2037 676,787 642,402
Pool# SB8144
1.50%, 3/1/2037 1,058,529 1,005,059
Pool# QA2237
3.00%, 7/1/2046 1,109,917 1,103,383
Pool# QA2226
3.00%, 7/1/2046 654,982 651,126
Pool# ZS4693
3.00%, 12/1/2046 877,986 871,576
Pool# ZM2339
3.50%, 1/1/2047 182,437 184,913
Pool# ZS4746
3.00%, 12/1/2047 437,872 431,972
Pool# ZA5785
4.50%, 10/1/2048 200,445 208,445
Pool# ZT1321
4.50%, 11/1/2048 277,043 288,235
Pool# ZA6139
4.50%, 12/1/2048 94,660 98,338
Pool# ZA6536
4.00%, 3/1/2049 93,908 95,992
Pool# ZA6380
4.00%, 3/1/2049 78,728 80,476
Pool# ZT1858
4.50%, 4/1/2049 45,908 48,224
Pool# QA8965
3.00%, 4/1/2050 627,957 616,726
Pool# RA2579
3.00%, 5/1/2050 290,265 285,002
Pool# RA3022
2.50%, 6/1/2050 622,808 595,652
Pool# RA2977
2.50%, 7/1/2050 2,648,762 2,533,933
Pool# SD7521
2.50%, 7/1/2050 984,910 944,954
Pool# RA3174
3.00%, 7/1/2050 644,371 635,342
Pool# SD7523
2.50%, 8/1/2050 255,759 246,182
Pool# RA3382
3.00%, 8/1/2050 598,970 588,072
Pool# SD0500
3.00%, 8/1/2050 44,972 44,331
Pool# SD0514
2.00%, 10/1/2050 937,369 873,013
Pool# RA3723
2.00%, 10/1/2050 294,627 274,378
Pool# RA3935
2.50%, 11/1/2050 2,832,968 2,708,172
Pool# RA3932
2.50%, 11/1/2050 1,610,355 1,548,398
Pool# RA3934
2.50%, 11/1/2050 841,840 804,755
Pool# RA3987
2.50%, 11/1/2050 370,188 353,880
Pool# RA4071
2.50%, 12/1/2050 960,023 917,732
Pool# RA4216
2.50%, 12/1/2050 878,585 839,396
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4411
2.50%, 1/1/2051 2,104,619 2,011,539
Pool# RA4351
2.50%, 1/1/2051 1,060,310 1,013,464
Pool# RA4410
2.50%, 1/1/2051 757,285 723,872
Pool# RA4652
2.00%, 2/1/2051 3,342,709 3,110,143
Pool# RA4493
2.00%, 2/1/2051 1,578,712 1,468,879
Pool# QB9104
2.00%, 2/1/2051 863,164 803,381
Pool# RA4737
2.00%, 3/1/2051 3,127,320 2,910,719
Pool# RA4718
2.00%, 3/1/2051 1,346,821 1,253,340
Pool# SD7537
2.00%, 3/1/2051 721,403 671,552
Pool# SD8139
1.50%, 4/1/2051 1,003,765 897,072
Pool# SD8140
2.00%, 4/1/2051 5,715,872 5,318,695
Pool# SD8145
1.50%, 5/1/2051 1,983,386 1,772,506
Pool# SD8146
2.00%, 5/1/2051 13,083,906 12,158,172
Pool# QC2070
2.00%, 5/1/2051 140,661 130,875
Pool# SD0593
3.00%, 5/1/2051 2,186,051 2,162,970
Pool# RA5436
2.00%, 6/1/2051 422,302 392,591
Pool# RA5373
2.00%, 6/1/2051 357,780 332,721
Pool# SD8154
1.50%, 7/1/2051 1,997,832 1,785,386
Pool# RA5398
2.00%, 7/1/2051 1,217,185 1,131,743
Pool# QC5128
2.00%, 8/1/2051 336,574 312,895
Pool# RA6140
2.00%, 10/1/2051 1,423,856 1,323,242
Pool# RA6085
2.00%, 10/1/2051 851,919 792,514
Pool# RA6091
2.00%, 10/1/2051 825,915 767,811
Pool# RA6503
2.00%, 12/1/2051 9,754,843 9,062,588
Pool# RA6624
2.00%, 1/1/2052 6,179,185 5,742,943
FNMA Pool
Pool# AC9895
1.94%, 4/1/2040(a) 377,167 382,709
Pool# AC9890
1.99%, 4/1/2040(a) 421,360 438,256
Pool# AJ1249
2.06%, 9/1/2041(a) 76,295 79,079
Pool# AK0714
2.24%, 2/1/2042(a) 10,143 10,234

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AT4250
1.78%, 6/1/2043(a) 23,433 24,183
Pool# BF0203
3.00%, 2/1/2047 529,203 525,665
Pool# BF0206
4.00%, 2/1/2047 306,429 313,042
Pool# BF0200
3.50%, 11/1/2051 217,517 221,969
Pool# BF0171
4.00%, 1/1/2057 184,619 193,146
Pool# BF0184
4.00%, 2/1/2057 215,908 225,884
FNMA UMBS Pool
Pool# 899438
5.50%, 6/1/2022 324 324
Pool# AA2549
4.00%, 4/1/2024 19,667 20,206
Pool# 934863
4.00%, 6/1/2024 44,607 45,826
Pool# AC1374
4.00%, 8/1/2024 26,646 27,376
Pool# AC1529
4.50%, 9/1/2024 98,615 101,264
Pool# AD0244
4.50%, 10/1/2024 11,498 11,796
Pool# AD4089
4.50%, 5/1/2025 116,628 120,810
Pool# 890216
4.50%, 7/1/2025 21,890 22,495
Pool# AB1609
4.00%, 10/1/2025 65,911 67,765
Pool# AH1361
3.50%, 12/1/2025 59,034 60,328
Pool# AH1518
3.50%, 12/1/2025 25,895 26,440
Pool# AH5616
3.50%, 2/1/2026 165,794 169,344
Pool# AL0298
4.00%, 5/1/2026 140,081 144,243
Pool# AB4277
3.00%, 1/1/2027 240,234 242,719
Pool# AL1391
3.50%, 1/1/2027 3,663 3,743
Pool# AP4746
3.00%, 8/1/2027 68,162 68,858
Pool# AP7855
3.00%, 9/1/2027 397,380 401,504
Pool# AP4640
3.00%, 9/1/2027 49,024 49,533
Pool# AQ5096
3.00%, 11/1/2027 99,140 100,168
Pool# AB6887
3.00%, 11/1/2027 74,523 75,295
Pool# AQ4532
3.00%, 11/1/2027 63,616 64,276
Pool# AQ3758
3.00%, 11/1/2027 45,348 45,818
Pool# AB6886
3.00%, 11/1/2027 40,019 40,434
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ7406
3.00%, 11/1/2027 38,672 39,069
Pool# AQ2884
3.00%, 12/1/2027 33,361 33,680
Pool# AS0487
2.50%, 9/1/2028 205,545 203,655
Pool# 930998
4.50%, 4/1/2029 10,597 10,982
Pool# BM1507
2.50%, 12/1/2029 112,238 111,234
Pool# AL8077
3.50%, 12/1/2029 12,331 12,661
Pool# BM4299
3.00%, 3/1/2030 457,321 461,215
Pool# AS4874
3.00%, 4/1/2030 270,630 273,447
Pool# AS5412
2.50%, 7/1/2030 103,207 102,156
Pool# AS5420
3.00%, 7/1/2030 230,188 232,585
Pool# AL7152
3.50%, 7/1/2030 252,197 258,863
Pool# AS5702
2.50%, 8/1/2030 375,040 371,219
Pool# AZ4898
2.50%, 8/1/2030 222,070 219,807
Pool# AY8448
3.00%, 8/1/2030 795,709 803,988
Pool# AZ2953
3.00%, 9/1/2030 699,312 706,579
Pool# AZ5718
3.00%, 9/1/2030 458,922 463,190
Pool# AS6060
3.00%, 10/1/2030 495,931 500,791
Pool# AZ9234
3.50%, 10/1/2030 29,837 30,555
Pool# BA2993
3.00%, 11/1/2030 116,774 117,988
Pool# AS6174
3.50%, 11/1/2030 13,671 14,042
Pool# AS6272
2.50%, 12/1/2030 142,648 141,194
Pool# AS6295
3.00%, 12/1/2030 203,737 205,856
Pool# BA3545
3.00%, 12/1/2030 95,653 96,624
Pool# AH1515
4.00%, 12/1/2030 212,926 219,036
Pool# AD0716
6.50%, 12/1/2030 643,804 691,126
Pool# BA6532
2.50%, 1/1/2031 107,784 106,686
Pool# BM5016
3.00%, 1/1/2031 332,228 335,685
Pool# AB2121
4.00%, 1/1/2031 32,975 33,921
Pool# AL8060
3.00%, 2/1/2031 236,634 239,099
Pool# MA0641
4.00%, 2/1/2031 150,352 154,670

40 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 560868
7.50%, 2/1/2031 574 580
Pool# AS6799
3.00%, 3/1/2031 174,138 175,950
Pool# BC0774
3.00%, 3/1/2031 104,557 105,648
Pool# BC4410
3.50%, 3/1/2031 13,370 13,701
Pool# AS6919
3.50%, 3/1/2031 11,842 12,162
Pool# BC0320
3.50%, 3/1/2031 9,244 9,509
Pool# BC4430
3.00%, 4/1/2031 36,650 36,945
Pool# AL8565
3.00%, 6/1/2031 119,098 120,340
Pool# AL8566
3.00%, 6/1/2031 110,315 111,439
Pool# AL8561
3.50%, 6/1/2031 117,332 121,491
Pool# AS8028
2.50%, 9/1/2031 383,172 379,268
Pool# AL9378
3.00%, 9/1/2031 56,630 57,221
Pool# MA2775
2.50%, 10/1/2031 824,753 816,351
Pool# BM1888
2.50%, 10/1/2031 774,433 767,501
Pool# AS8038
2.50%, 10/1/2031 365,877 362,150
Pool# BC4777
2.50%, 10/1/2031 307,147 304,018
Pool# AL9323
2.50%, 10/1/2031 18,891 18,699
Pool# AS8612
3.00%, 10/1/2031 121,287 122,519
Pool# 607212
7.50%, 10/1/2031 3,085 3,146
Pool# MA0895
3.50%, 11/1/2031 152,120 154,039
Pool# 607632
6.50%, 11/1/2031 7 8
Pool# MA2830
2.50%, 12/1/2031 322,967 319,676
Pool# BM3814
2.50%, 12/1/2031 225,536 223,606
Pool# AS8594
2.50%, 1/1/2032 260,610 258,165
Pool# AS8597
2.50%, 1/1/2032 217,196 215,078
Pool# AS8609
3.00%, 1/1/2032 163,096 165,160
Pool# AL9786
3.00%, 1/1/2032 158,112 159,742
Pool# AL9585
3.50%, 1/1/2032 61,117 63,293
Pool# BM1036
2.50%, 2/1/2032 1,184,418 1,173,358
Pool# BM4624
3.00%, 2/1/2032 174,793 176,579
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9872
3.00%, 2/1/2032 130,855 132,201
Pool# AL9740
3.00%, 2/1/2032 112,811 114,025
Pool# AL9871
3.00%, 2/1/2032 80,347 81,173
Pool# AS8767
3.00%, 2/1/2032 12,808 12,945
Pool# BM1007
2.50%, 3/1/2032 344,308 340,800
Pool# AL9899
3.00%, 3/1/2032 23,999 24,257
Pool# BM3269
2.50%, 4/1/2032 519,450 514,217
Pool# MA1029
3.50%, 4/1/2032 128,306 130,888
Pool# 545556
7.00%, 4/1/2032 2,531 2,755
Pool# AO2565
3.50%, 5/1/2032 43,907 44,322
Pool# AS9695
3.50%, 5/1/2032 27,029 27,897
Pool# 545605
7.00%, 5/1/2032 3,318 3,633
Pool# BM4088
3.00%, 6/1/2032 209,606 211,894
Pool# AO5103
3.50%, 6/1/2032 135,741 137,444
Pool# 890786
3.50%, 6/1/2032 26,366 27,306
Pool# MA1107
3.50%, 7/1/2032 18,201 18,430
Pool# FM1664
4.00%, 7/1/2032 123,082 126,606
Pool# 651361
7.00%, 7/1/2032 1,021 1,042
Pool# BM1669
3.00%, 8/1/2032 134,262 135,899
Pool# AP1990
3.50%, 8/1/2032 57,606 58,309
Pool# AP1997
3.50%, 8/1/2032 36,723 36,947
Pool# BH5355
3.50%, 8/1/2032 6,760 6,945
Pool# AO7202
3.50%, 9/1/2032 129,326 130,944
Pool# MA1166
3.50%, 9/1/2032 98,989 100,234
Pool# BM5167
3.50%, 9/1/2032 19,061 19,562
Pool# CA0586
2.50%, 10/1/2032 53,766 53,282
Pool# AP3673
3.50%, 10/1/2032 115,684 117,135
Pool# BH9391
3.50%, 10/1/2032 8,337 8,563
Pool# BM3389
3.00%, 11/1/2032 213,104 215,715
Pool# AB6962
3.50%, 11/1/2032 186,319 188,659

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ3343
3.50%, 11/1/2032 111,743 113,144
Pool# BM3977
3.00%, 12/1/2032 308,844 312,044
Pool# CA0951
3.00%, 12/1/2032 165,582 167,309
Pool# FM1661
2.50%, 1/1/2033 623,268 617,671
Pool# BM4338
2.50%, 1/1/2033 348,710 345,158
Pool# BM3919
3.00%, 2/1/2033 198,827 201,286
Pool# BM3750
3.50%, 3/1/2033 165,342 170,934
Pool# BM4129
3.50%, 4/1/2033 206,991 213,736
Pool# 555346
5.50%, 4/1/2033 32,979 36,095
Pool# 713560
5.50%, 4/1/2033 7,104 7,587
Pool# 694846
6.50%, 4/1/2033 6,482 6,959
Pool# AB9402
3.00%, 5/1/2033 198,642 198,212
Pool# AB9403
3.00%, 5/1/2033 89,695 89,502
Pool# AB9300
3.00%, 5/1/2033 68,471 68,322
Pool# BM4132
3.50%, 5/1/2033 153,006 158,228
Pool# MA3372
4.00%, 5/1/2033 140,605 145,809
Pool# 555421
5.00%, 5/1/2033 707,910 765,227
Pool# MA3393
4.00%, 6/1/2033 58,993 60,828
Pool# MA3427
4.00%, 7/1/2033 46,019 47,484
Pool# 720087
5.50%, 7/1/2033 145,270 158,112
Pool# 728721
5.50%, 7/1/2033 15,889 17,390
Pool# 555684
5.50%, 7/1/2033 5,062 5,493
Pool# MA1527
3.00%, 8/1/2033 707,627 703,055
Pool# 743235
5.50%, 10/1/2033 9,269 10,116
Pool# 750229
6.50%, 10/1/2033 17,893 19,209
Pool# FM2154
4.00%, 12/1/2033 249,564 256,552
Pool# 755872
5.50%, 12/1/2033 101,308 110,882
Pool# 725221
5.50%, 1/1/2034 3,071 3,362
Pool# 725223
5.50%, 3/1/2034 362 397
Pool# 725228
6.00%, 3/1/2034 293,652 321,785
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 725425
5.50%, 4/1/2034 175,882 192,559
Pool# 725423
5.50%, 5/1/2034 17,479 18,947
Pool# 725594
5.50%, 7/1/2034 74,737 81,808
Pool# MA3739
3.50%, 8/1/2034 120,110 123,132
Pool# 788027
6.50%, 9/1/2034 21,624 23,214
Pool# MA3827
2.50%, 11/1/2034 635,587 629,112
Pool# FM1905
3.00%, 11/1/2034 79,503 80,396
Pool# 807310
7.00%, 11/1/2034 1,934 2,111
Pool# FM2412
3.50%, 1/1/2035 43,441 44,775
Pool# 735141
5.50%, 1/1/2035 230,378 252,217
Pool# 889852
5.50%, 5/1/2035 6,448 7,060
Pool# FM5474
2.50%, 10/1/2035 555,061 549,406
Pool# MA4156
2.50%, 10/1/2035 469,631 464,846
Pool# FM4900
2.00%, 12/1/2035 73,941 71,901
Pool# 256023
6.00%, 12/1/2035 208,743 230,920
Pool# CA8793
2.00%, 2/1/2036 1,777,065 1,731,253
Pool# CA8736
2.00%, 2/1/2036 837,214 814,074
Pool# CA8789
2.00%, 2/1/2036 827,857 805,007
Pool# FM5908
2.00%, 2/1/2036 608,921 592,262
Pool# CA9141
2.00%, 2/1/2036 587,149 570,995
Pool# CA9145
2.00%, 2/1/2036 492,687 479,084
Pool# FM5571
2.00%, 2/1/2036 284,712 276,819
Pool# CA9435
2.00%, 3/1/2036 521,610 507,203
Pool# CA9475
2.00%, 3/1/2036 486,819 473,358
Pool# CA9441
2.50%, 3/1/2036 394,963 391,450
Pool# CB0262
2.00%, 4/1/2036 779,508 757,977
Pool# 745418
5.50%, 4/1/2036 34,248 37,062
Pool# FM7259
2.50%, 5/1/2036 352,363 350,386
Pool# 745516
5.50%, 5/1/2036 19,550 21,398
Pool# MA4360
2.00%, 6/1/2036 1,381,915 1,343,731

42 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 889745
5.50%, 6/1/2036 3,700 4,052
Pool# CB1090
2.50%, 7/1/2036 206,896 204,966
Pool# FM8538
2.00%, 8/1/2036 267,929 260,523
Pool# 995065
5.50%, 9/1/2036 129,603 141,814
Pool# 888635
5.50%, 9/1/2036 84,130 92,076
Pool# MA4441
1.50%, 10/1/2036 298,528 283,363
Pool# MA4535
1.50%, 2/1/2037 4,786,467 4,543,423
Pool# MA4566
1.50%, 3/1/2037 2,083,983 1,978,762
Pool# MA4581
1.50%, 4/1/2037 583,414 553,749
Pool# 995024
5.50%, 8/1/2037 45,329 49,638
Pool# 995050
6.00%, 9/1/2037 420,904 470,125
Pool# 955194
7.00%, 11/1/2037 36,875 40,939
Pool# 928940
7.00%, 12/1/2037 21,647 22,251
Pool# MA3389
4.00%, 6/1/2038 86,176 88,986
Pool# MA3464
3.50%, 9/1/2038 156,990 158,777
Pool# 990810
7.00%, 10/1/2038 42,046 42,751
Pool# AD8536
5.00%, 8/1/2040 133,161 143,527
Pool# AB1735
3.50%, 11/1/2040 5,002 5,016
Pool# AE9747
4.50%, 12/1/2040 454,696 483,776
Pool# AB2067
3.50%, 1/1/2041 183,884 187,550
Pool# 932888
3.50%, 1/1/2041 149,511 152,504
Pool# AB2068
3.50%, 1/1/2041 103,427 105,486
Pool# 932891
3.50%, 1/1/2041 28,253 28,817
Pool# AL3650
5.00%, 2/1/2041 9,270 10,026
Pool# AL6521
5.00%, 4/1/2041 765,022 827,706
Pool# AL0390
5.00%, 5/1/2041 266,602 288,454
Pool# AL5863
4.50%, 6/1/2041 1,579,576 1,679,909
Pool# AI9851
4.50%, 9/1/2041 24,948 26,480
Pool# AL0761
5.00%, 9/1/2041 87,241 94,392
Pool# BM3907
5.50%, 9/1/2041 207,186 226,774
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AJ5431
4.50%, 10/1/2041 50,548 52,642
Pool# AJ4861
4.00%, 12/1/2041 90,901 94,962
Pool# AX5316
4.50%, 1/1/2042 44,518 47,370
Pool# AL2499
4.50%, 1/1/2042 15,030 15,891
Pool# AW8167
3.50%, 2/1/2042 522,083 532,562
Pool# AB5185
3.50%, 5/1/2042 232,652 237,287
Pool# AO3575
4.50%, 5/1/2042 46,426 48,420
Pool# AO4647
3.50%, 6/1/2042 512,142 522,389
Pool# AO8036
4.50%, 7/1/2042 264,617 279,548
Pool# AP2092
4.50%, 8/1/2042 11,667 12,099
Pool# AP6579
3.50%, 9/1/2042 452,484 461,446
Pool# AL2782
4.50%, 9/1/2042 79,593 84,791
Pool# AB6524
3.50%, 10/1/2042 665,950 676,369
Pool# AB7074
3.00%, 11/1/2042 405,074 404,487
Pool# AP8785
3.00%, 11/1/2042 137,344 137,159
Pool# AL2677
3.50%, 11/1/2042 465,331 474,649
Pool# AB6786
3.50%, 11/1/2042 242,371 247,226
Pool# MA1273
3.50%, 12/1/2042 199,300 203,296
Pool# AR4210
3.50%, 1/1/2043 105,967 108,085
Pool# AT4040
3.00%, 3/1/2043 106,888 106,711
Pool# AR8213
3.50%, 4/1/2043 115,338 117,340
Pool# AB9238
3.00%, 5/1/2043 667,140 666,101
Pool# AB9237
3.00%, 5/1/2043 534,436 533,493
Pool# AB9236
3.00%, 5/1/2043 170,310 170,027
Pool# AB9362
3.50%, 5/1/2043 726,638 741,227
Pool# AT4145
3.00%, 6/1/2043 207,046 206,660
Pool# AB9814
3.00%, 7/1/2043 643,750 642,615
Pool# AT6871
3.00%, 7/1/2043 86,071 85,753
Pool# AS0203
3.00%, 8/1/2043 486,889 485,930
Pool# AS0255
4.50%, 8/1/2043 165,551 176,542

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS0516
3.00%, 9/1/2043 332,945 332,903
Pool# AL4471
4.00%, 9/1/2043 272,013 284,614
Pool# AL6951
3.50%, 10/1/2043 345,528 352,386
Pool# BM4222
3.00%, 1/1/2044 466,107 465,212
Pool# AS2276
4.50%, 4/1/2044 267,146 282,770
Pool# AW1006
4.00%, 5/1/2044 100,351 104,528
Pool# AL7767
4.50%, 6/1/2044 24,873 25,782
Pool# AS3161
4.00%, 8/1/2044 567,537 591,507
Pool# BM4650
3.00%, 10/1/2044 841,719 840,393
Pool# CA0688
3.50%, 10/1/2044 217,377 221,127
Pool# BC5090
4.00%, 10/1/2044 58,123 60,450
Pool# AS3946
4.00%, 12/1/2044 711,463 740,862
Pool# AL8303
3.00%, 1/1/2045 148,538 148,279
Pool# BM4384
4.00%, 1/1/2045 251,160 262,140
Pool# BM3611
4.00%, 1/1/2045 209,584 219,088
Pool# BM3804
3.50%, 2/1/2045 93,876 95,750
Pool# AL9555
4.00%, 2/1/2045 1,342,970 1,403,941
Pool# AX9524
4.00%, 2/1/2045 809,482 842,987
Pool# AS4418
4.00%, 2/1/2045 516,539 539,056
Pool# AS4375
4.00%, 2/1/2045 387,100 403,982
Pool# AL6889
4.50%, 2/1/2045 90,327 96,190
Pool# BM3931
3.00%, 3/1/2045 407,214 406,586
Pool# AY1312
3.50%, 3/1/2045 1,277,956 1,300,990
Pool# AX9567
3.50%, 3/1/2045 70,572 71,841
Pool# BM4975
4.00%, 3/1/2045 109,716 114,072
Pool# AS4578
4.00%, 3/1/2045 106,419 111,061
Pool# BM3664
3.00%, 5/1/2045 456,715 455,964
Pool# AS4921
3.50%, 5/1/2045 634,506 646,751
Pool# AS5012
4.00%, 5/1/2045 1,079,945 1,127,038
Pool# BM5562
4.00%, 6/1/2045 198,142 206,781
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS5312
3.50%, 7/1/2045 127,699 130,098
Pool# AZ7111
4.00%, 7/1/2045 14,248 14,867
Pool# AZ9866
4.00%, 8/1/2045 10,278 10,700
Pool# AL7207
4.50%, 8/1/2045 110,854 118,052
Pool# AL9634
3.50%, 10/1/2045 80,274 81,866
Pool# BA2164
3.00%, 11/1/2045 98,995 98,420
Pool# AS6311
3.50%, 12/1/2045 1,012,603 1,029,032
Pool# AS6282
3.50%, 12/1/2045 941,356 958,929
Pool# BC0326
3.50%, 12/1/2045 584,324 592,999
Pool# BC0092
3.50%, 12/1/2045 59,298 60,305
Pool# BC0475
3.50%, 12/1/2045 42,559 43,351
Pool# AS6362
4.50%, 12/1/2045 21,256 22,508
Pool# AS6474
3.50%, 1/1/2046 233,326 237,703
Pool# AS6539
3.50%, 1/1/2046 212,487 216,474
Pool# AL9849
3.50%, 1/1/2046 116,002 118,305
Pool# AS6527
4.00%, 1/1/2046 146,266 152,110
Pool# BC0178
4.50%, 1/1/2046 2,133 2,219
Pool# BC1158
3.50%, 2/1/2046 789,416 802,256
Pool# BC2667
4.00%, 2/1/2046 21,431 22,320
Pool# BC0605
4.00%, 2/1/2046 14,811 15,333
Pool# AL9781
4.50%, 2/1/2046 215,078 227,934
Pool# BC0300
3.50%, 3/1/2046 585,516 592,377
Pool# BM4621
3.50%, 3/1/2046 299,240 305,185
Pool# AS6833
3.50%, 3/1/2046 13,244 13,474
Pool# AS6795
4.00%, 3/1/2046 76,689 79,303
Pool# BA6972
4.00%, 3/1/2046 26,803 27,813
Pool# BC0311
4.50%, 3/1/2046 2,607 2,723
Pool# BC0823
3.50%, 4/1/2046 96,801 98,099
Pool# BA7692
3.50%, 4/1/2046 12,318 12,547
Pool# AS7026
4.00%, 4/1/2046 62,226 64,549

44 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7171
3.50%, 5/1/2046 29,473 29,904
Pool# AS7251
4.00%, 5/1/2046 10,693 11,087
Pool# AS7387
3.50%, 6/1/2046 81,159 82,272
Pool# AL8833
4.00%, 6/1/2046 647,524 675,500
Pool# AS7593
3.50%, 7/1/2046 532,008 541,029
Pool# AS7594
3.50%, 7/1/2046 519,755 528,797
Pool# AL8824
3.50%, 7/1/2046 144,346 147,050
Pool# AS7545
3.50%, 7/1/2046 139,471 141,317
Pool# AS7490
3.50%, 7/1/2046 96,297 98,007
Pool# BC1452
4.00%, 7/1/2046 919,074 954,996
Pool# BD5180
4.50%, 7/1/2046 2,432 2,524
Pool# MA2705
3.00%, 8/1/2046 479,947 476,180
Pool# BC1489
3.00%, 8/1/2046 114,908 114,066
Pool# BD4890
3.50%, 8/1/2046 612,035 622,485
Pool# BC9501
3.50%, 8/1/2046 22,796 23,178
Pool# AS7760
4.00%, 8/1/2046 112,104 116,875
Pool# AS7648
4.00%, 8/1/2046 46,287 47,837
Pool# AS7795
4.00%, 8/1/2046 39,074 40,503
Pool# BD3923
4.00%, 8/1/2046 8,721 9,063
Pool# BD3911
4.00%, 8/1/2046 8,339 8,627
Pool# AS7770
4.50%, 8/1/2046 27,716 29,127
Pool# BD5232
4.50%, 8/1/2046 5,623 5,927
Pool# AL8947
3.50%, 9/1/2046 170,790 173,964
Pool# BD4944
3.50%, 9/1/2046 20,011 20,221
Pool# AL9263
3.00%, 10/1/2046 157,505 156,454
Pool# AL9234
3.50%, 10/1/2046 69,454 70,645
Pool# BM3932
3.50%, 10/1/2046 41,508 42,137
Pool# AS8125
3.50%, 10/1/2046 40,961 41,686
Pool# FM1871
4.00%, 10/1/2046 100,796 105,437
Pool# BC4766
4.50%, 10/1/2046 33,877 35,787
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8154
4.50%, 10/1/2046 12,343 12,940
Pool# FM1368
3.00%, 11/1/2046 913,770 908,525
Pool# MA2806
3.00%, 11/1/2046 315,248 312,723
Pool# BC9003
3.00%, 11/1/2046 127,846 127,535
Pool# AS8369
3.50%, 11/1/2046 497,213 505,114
Pool# BE5067
3.50%, 11/1/2046 332,360 338,596
Pool# BE0065
3.50%, 11/1/2046 12,128 12,368
Pool# BE5038
4.00%, 11/1/2046 11,398 11,912
Pool# MA2833
3.00%, 12/1/2046 2,631,205 2,628,294
Pool# AS8483
3.00%, 12/1/2046 611,842 609,874
Pool# BC9067
3.00%, 12/1/2046 290,444 288,001
Pool# AS8488
3.00%, 12/1/2046 246,525 244,829
Pool# AS8509
3.00%, 12/1/2046 79,715 79,166
Pool# BM1121
3.50%, 12/1/2046 513,093 522,176
Pool# AS8492
3.50%, 12/1/2046 504,280 513,107
Pool# AS8572
3.50%, 12/1/2046 358,832 363,971
Pool# AS8417
3.50%, 12/1/2046 299,101 303,654
Pool# BE4224
3.50%, 12/1/2046 13,016 13,228
Pool# AS8650
3.00%, 1/1/2047 1,062,897 1,050,211
Pool# AL9697
3.00%, 1/1/2047 622,880 618,851
Pool# AS8647
3.00%, 1/1/2047 457,115 453,876
Pool# BE5775
3.00%, 1/1/2047 380,606 377,687
Pool# AL9774
3.50%, 1/1/2047 340,310 347,092
Pool# BM3204
3.50%, 1/1/2047 263,388 268,283
Pool# BD2440
3.50%, 1/1/2047 182,228 184,825
Pool# AS8692
3.50%, 1/1/2047 171,547 173,793
Pool# BD2450
3.50%, 1/1/2047 127,404 129,377
Pool# BE6548
3.50%, 1/1/2047 63,789 64,577
Pool# BE7115
4.50%, 1/1/2047 10,838 11,378
Pool# BE5856
4.50%, 1/1/2047 8,849 9,322

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE6503
4.50%, 1/1/2047 3,722 3,911
Pool# BM3908
5.50%, 1/1/2047 41,559 45,491
Pool# MA2895
3.00%, 2/1/2047 3,320,599 3,295,842
Pool# BM3688
3.50%, 2/1/2047 400,716 407,754
Pool# BD5046
3.50%, 2/1/2047 76,092 77,061
Pool# BM5274
4.00%, 2/1/2047 71,627 74,410
Pool# BE8495
4.50%, 2/1/2047 3,708 3,896
Pool# BE7869
4.50%, 2/1/2047 2,978 3,095
Pool# AL9859
3.00%, 3/1/2047 989,648 985,137
Pool# AL9848
3.00%, 3/1/2047 322,897 320,574
Pool# BM5383
4.00%, 3/1/2047 49,146 51,279
Pool# AS8966
4.00%, 3/1/2047 31,415 32,370
Pool# AS8979
4.50%, 3/1/2047 49,622 52,156
Pool# BE9247
4.50%, 3/1/2047 5,127 5,376
Pool# BM3707
2.50%, 4/1/2047 170,468 164,002
Pool# AS9463
3.50%, 4/1/2047 147,458 149,851
Pool# AS9451
3.50%, 4/1/2047 97,247 98,520
Pool# BD7122
4.00%, 4/1/2047 431,884 445,031
Pool# AS9467
4.00%, 4/1/2047 234,506 243,169
Pool# AS9470
4.50%, 4/1/2047 153,399 160,767
Pool# BH0304
4.50%, 4/1/2047 8,203 8,613
Pool# AS9562
3.00%, 5/1/2047 69,110 68,539
Pool# BM3237
3.50%, 5/1/2047 347,402 353,830
Pool# AS9577
3.50%, 5/1/2047 139,969 142,011
Pool# BM1268
4.00%, 5/1/2047 258,100 267,657
Pool# BE3670
3.50%, 6/1/2047 144,915 146,423
Pool# AS9794
3.50%, 6/1/2047 127,410 129,441
Pool# AS9747
4.00%, 6/1/2047 666,094 690,889
Pool# BM3549
4.00%, 6/1/2047 267,955 279,003
Pool# BE3702
4.00%, 6/1/2047 96,341 99,290
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1295
4.50%, 6/1/2047 109,554 115,004
Pool# BE9624
4.50%, 6/1/2047 14,551 15,227
Pool# BM3801
3.00%, 7/1/2047 551,437 547,589
Pool# AS9938
3.50%, 7/1/2047 136,958 139,207
Pool# BM1551
3.50%, 7/1/2047 123,025 124,983
Pool# AS9909
3.50%, 7/1/2047 63,449 64,421
Pool# BM1492
4.00%, 7/1/2047 482,661 499,546
Pool# AS9973
4.00%, 7/1/2047 31,615 32,432
Pool# 890673
3.00%, 8/1/2047 281,606 279,918
Pool# MA3087
3.50%, 8/1/2047 233,575 235,204
Pool# CA0240
3.50%, 8/1/2047 130,175 131,901
Pool# BM1658
3.50%, 8/1/2047 102,625 104,194
Pool# BH7375
3.50%, 8/1/2047 77,176 78,325
Pool# CA0123
4.00%, 8/1/2047 393,028 407,397
Pool# BH2597
4.00%, 8/1/2047 237,323 243,953
Pool# BH5359
4.00%, 8/1/2047 143,486 148,978
Pool# CA0133
4.00%, 8/1/2047 43,976 45,237
Pool# BM5787
4.00%, 8/1/2047 13,347 13,859
Pool# CA0407
3.50%, 9/1/2047 203,590 205,629
Pool# BH4004
4.00%, 9/1/2047 221,706 228,091
Pool# BM3556
4.00%, 9/1/2047 132,566 138,415
Pool# CA0392
4.00%, 9/1/2047 99,041 101,594
Pool# CA0265
4.00%, 9/1/2047 30,014 30,925
Pool# CA0487
3.50%, 10/1/2047 498,439 503,220
Pool# BM1959
3.50%, 10/1/2047 361,212 367,134
Pool# CA0493
4.00%, 10/1/2047 253,562 260,686
Pool# CA0549
4.00%, 10/1/2047 172,202 176,941
Pool# BM3015
4.00%, 10/1/2047 151,539 157,607
Pool# CA0496
4.50%, 10/1/2047 169,798 179,029
Pool# CA0623
4.50%, 10/1/2047 42,333 44,350

46 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0693
3.50%, 11/1/2047 351,786 355,536
Pool# CA0680
3.50%, 11/1/2047 176,651 179,550
Pool# BM3358
3.50%, 11/1/2047 160,310 162,933
Pool# CA0696
4.00%, 11/1/2047 399,463 408,998
Pool# BM3191
4.00%, 11/1/2047 77,781 80,051
Pool# CA0808
4.00%, 11/1/2047 64,437 66,341
Pool# BM3379
3.00%, 12/1/2047 517,993 514,773
Pool# BJ2492
3.50%, 12/1/2047 239,380 242,261
Pool# MA3211
4.00%, 12/1/2047 623,496 642,678
Pool# BJ1699
4.00%, 12/1/2047 197,472 206,189
Pool# CA0991
3.50%, 1/1/2048 366,025 372,177
Pool# MA3238
3.50%, 1/1/2048 363,881 367,338
Pool# CA1015
4.00%, 1/1/2048 241,584 248,634
Pool# CA1025
4.50%, 1/1/2048 324,977 339,274
Pool# CA1189
3.50%, 2/1/2048 1,421,767 1,438,432
Pool# BH9280
3.50%, 2/1/2048 745,885 755,202
Pool# CA1242
3.50%, 2/1/2048 170,749 174,444
Pool# MA3277
4.00%, 2/1/2048 13,837 14,202
Pool# BJ8271
4.50%, 2/1/2048 391,166 408,218
Pool# BJ8269
4.50%, 2/1/2048 239,472 252,471
Pool# BJ8270
4.50%, 2/1/2048 231,512 242,204
Pool# BK1586
4.50%, 2/1/2048 223,872 234,210
Pool# CA4341
3.00%, 3/1/2048 126,706 124,809
Pool# MA3305
3.50%, 3/1/2048 39,750 40,201
Pool# BK1972
4.50%, 3/1/2048 67,468 71,097
Pool# BJ0640
5.00%, 3/1/2048 18,721 19,894
Pool# CA1531
3.50%, 4/1/2048 132,018 134,995
Pool# CA1510
3.50%, 4/1/2048 95,333 96,288
Pool# CA1551
4.00%, 4/1/2048 621,281 634,994
Pool# CA1560
4.50%, 4/1/2048 133,479 140,515
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BJ2681
5.00%, 4/1/2048 47,391 50,164
Pool# MA3348
5.00%, 4/1/2048 5,148 5,464
Pool# BM4024
3.50%, 5/1/2048 86,623 88,487
Pool# MA3358
4.50%, 5/1/2048 191,630 198,914
Pool# MA3374
5.00%, 5/1/2048 15,616 16,551
Pool# CA1898
4.50%, 6/1/2048 157,735 166,164
Pool# CA1951
4.00%, 7/1/2048 152,458 156,164
Pool# BK6577
4.50%, 7/1/2048 22,361 23,254
Pool# CA1988
4.50%, 7/1/2048 4,859 5,066
Pool# BK4766
4.50%, 8/1/2048 245,340 256,575
Pool# CA2376
4.00%, 9/1/2048 159,585 163,259
Pool# MA3472
5.00%, 9/1/2048 18,451 19,489
Pool# MA3495
4.00%, 10/1/2048 214,703 219,769
Pool# CA2493
4.50%, 10/1/2048 109,167 113,703
Pool# BM4664
4.50%, 10/1/2048 96,254 100,705
Pool# BM5024
3.00%, 11/1/2048 639,919 631,586
Pool# FM1001
3.50%, 11/1/2048 48,168 48,741
Pool# MA3521
4.00%, 11/1/2048 224,929 229,958
Pool# MA3536
4.00%, 12/1/2048 169,516 173,107
Pool# CA2779
4.50%, 12/1/2048 310,240 324,976
Pool# BN0340
4.50%, 12/1/2048 268,321 278,143
Pool# BM5212
4.50%, 12/1/2048 73,860 76,738
Pool# FM2888
3.50%, 1/1/2049 1,668,103 1,679,681
Pool# BN3944
4.00%, 1/1/2049 108,994 112,325
Pool# BN3960
4.50%, 1/1/2049 179,839 187,001
Pool# BN6135
4.00%, 2/1/2049 78,865 80,593
Pool# FM2337
4.50%, 2/1/2049 310,699 322,809
Pool# CA3387
4.00%, 4/1/2049 357,720 371,133
Pool# CA3394
5.00%, 4/1/2049 36,024 38,267
Pool# CA3489
4.00%, 5/1/2049 264,861 274,787

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3665
4.50%, 5/1/2049 296,976 308,541
Pool# FM1051
4.50%, 5/1/2049 168,003 174,541
Pool# CA3669
4.00%, 6/1/2049 391,395 404,106
Pool# CA3639
4.00%, 6/1/2049 129,371 133,265
Pool# FM8304
4.00%, 7/1/2049 772,007 788,788
Pool# CA3825
4.00%, 7/1/2049 308,962 320,886
Pool# CA3844
4.50%, 7/1/2049 138,332 143,729
Pool# CA4035
4.50%, 8/1/2049 159,543 165,720
Pool# BO5494
3.00%, 11/1/2049 106,586 104,917
Pool# BO6225
3.00%, 12/1/2049 808,842 792,549
Pool# BO5380
3.00%, 12/1/2049 119,482 117,577
Pool# MA3873
4.00%, 12/1/2049 158,187 161,703
Pool# CA5152
3.00%, 2/1/2050 277,004 272,081
Pool# FM2887
3.00%, 3/1/2050 528,968 522,030
Pool# FM0077
3.00%, 3/1/2050 133,557 131,065
Pool# CA5510
3.00%, 4/1/2050 456,136 448,149
Pool# MA4077
2.00%, 7/1/2050 1,125,551 1,048,796
Pool# CA6598
2.50%, 8/1/2050 1,028,475 983,980
Pool# BQ4909
2.00%, 9/1/2050 1,944,491 1,811,429
Pool# CA6985
2.00%, 9/1/2050 1,059,290 986,934
Pool# FM4226
2.50%, 9/1/2050 2,548,508 2,437,878
Pool# FM4231
2.50%, 9/1/2050 2,339,773 2,238,935
Pool# FM4222
2.50%, 9/1/2050 597,578 573,428
Pool# CA7029
2.50%, 9/1/2050 556,413 533,852
Pool# CA7572
2.50%, 10/1/2050 3,461,082 3,341,796
Pool# CA7368
2.50%, 10/1/2050 1,445,644 1,382,821
Pool# CA7369
2.50%, 10/1/2050 1,122,311 1,073,550
Pool# MA4181
1.50%, 11/1/2050 981,667 878,028
Pool# CA7573
2.50%, 11/1/2050 5,133,219 4,951,781
Pool# FM4859
2.50%, 11/1/2050 1,218,458 1,165,559
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM4808
2.50%, 11/1/2050 912,701 872,837
Pool# FM4969
2.00%, 12/1/2050 1,970,095 1,835,282
Pool# CA8442
2.00%, 1/1/2051 2,376,199 2,212,654
Pool# FM6031
2.00%, 2/1/2051 2,851,316 2,653,521
Pool# CA8823
2.00%, 2/1/2051 1,252,994 1,166,568
Pool# CA8893
2.00%, 2/1/2051 1,210,958 1,127,045
Pool# BQ9747
2.00%, 2/1/2051 896,278 834,223
Pool# FM6135
2.00%, 2/1/2051 683,555 636,524
Pool# CA8866
2.50%, 2/1/2051 835,984 799,094
Pool# MA4280
1.50%, 3/1/2051 3,966,116 3,546,216
Pool# FM6554
2.00%, 3/1/2051 2,244,259 2,089,131
Pool# MA4281
2.00%, 3/1/2051 2,008,742 1,870,118
Pool# FM7677
2.50%, 3/1/2051 2,468,418 2,361,640
Pool# FM6569
2.50%, 3/1/2051 2,458,721 2,350,305
Pool# FM6834
2.00%, 4/1/2051 2,700,158 2,513,591
Pool# CB0235
2.00%, 4/1/2051 1,428,126 1,328,665
Pool# CB0149
2.00%, 4/1/2051 368,445 342,755
Pool# BR7647
2.00%, 4/1/2051 274,809 255,607
Pool# BR7703
2.50%, 4/1/2051 440,996 421,325
Pool# CB0400
2.00%, 5/1/2051 351,892 327,902
Pool# CB0514
2.50%, 5/1/2051 1,482,053 1,416,239
Pool# CB0684
2.00%, 6/1/2051 1,500,958 1,396,108
Pool# CB0819
2.00%, 6/1/2051 1,355,656 1,260,786
Pool# FM7719
2.00%, 6/1/2051 977,361 909,335
Pool# FM8630
1.50%, 7/1/2051 1,580,068 1,412,907
Pool# MA4378
2.00%, 7/1/2051 2,330,949 2,167,766
Pool# CB1110
2.00%, 7/1/2051 607,644 564,812
Pool# FM8160
2.50%, 7/1/2051 760,852 729,457
Pool# FM8007
2.50%, 7/1/2051 490,591 468,708
Pool# CB1065
2.50%, 7/1/2051 381,035 364,039

48 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB1133
2.50%, 7/1/2051 309,627 295,874
Pool# CB1330
2.50%, 8/1/2051 1,745,721 1,667,852
Pool# FM8011
2.50%, 8/1/2051 1,458,105 1,395,934
Pool# CB1400
3.00%, 8/1/2051 47,741 47,032
Pool# MA4437
2.00%, 10/1/2051 11,488,150 10,676,846
Pool# BU1052
2.00%, 10/1/2051 558,216 519,809
Pool# FM9082
2.00%, 10/1/2051 540,008 502,030
Pool# FM9081
2.00%, 10/1/2051 201,818 187,620
Pool# MA4464
1.50%, 11/1/2051 1,974,637 1,765,088
Pool# CB2038
2.00%, 11/1/2051 6,106,274 5,674,788
Pool# FM9450
2.00%, 11/1/2051 2,102,366 1,958,303
Pool# FM9411
2.00%, 11/1/2051 1,992,805 1,851,991
Pool# CB2148
2.00%, 11/1/2051 983,353 913,869
Pool# FM9491
2.50%, 11/1/2051 839,734 802,367
Pool# FM9494
2.50%, 11/1/2051 537,193 513,231
Pool# BU5908
2.00%, 12/1/2051 3,960,705 3,683,771
Pool# CB2297
2.50%, 12/1/2051 5,005,792 4,783,046
Pool# CB2410
2.50%, 12/1/2051 2,116,976 2,022,548
Pool# FM9806
2.50%, 12/1/2051 1,866,846 1,783,772
Pool# FM9864
2.50%, 12/1/2051 1,087,484 1,041,114
Pool# CB2469
2.50%, 12/1/2051 986,963 943,120
Pool# FM9697
2.50%, 12/1/2051 493,281 472,248
Pool# FS1192
2.00%, 1/1/2052 5,000,000 4,650,146
Pool# MA4512
2.50%, 1/1/2052 4,763,591 4,551,109
Pool# BU9905
2.00%, 2/1/2052 995,156 924,925
Pool# CB3156
2.00%, 3/1/2052 1,997,114 1,855,257
Pool# BV4170
2.50%, 3/1/2052 5,000,000 4,776,973
Pool# BV4133
2.50%, 3/1/2052 2,000,000 1,910,789
Pool# CB3159
2.50%, 3/1/2052 1,997,607 1,908,503
Pool# CB3016
2.50%, 3/1/2052 998,494 953,955
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB3237
3.00%, 3/1/2052 1,000,000 979,286
Pool# BV5355
2.50%, 4/1/2052 1,000,000 955,395
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 4/25/2037 10,050,000 9,528,264
2.00%, 4/25/2037 16,890,000 16,403,753
2.50%, 4/25/2037 545,000 538,592
3.00%, 4/25/2037 98,663 99,341
3.50%, 4/25/2037 1,293,000 1,318,860
4.00%, 4/25/2037 143,000 146,905
4.50%, 4/25/2037 215,000 220,123
5.00%, 4/25/2037 35,000 35,670
2.50%, 5/25/2037 150,000 147,827
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 4/25/2052 4,975,000 4,439,993
2.00%, 4/25/2052 16,495,208 15,311,548
2.50%, 4/25/2052 18,951,000 18,080,439
3.00%, 4/25/2052 9,775,000 9,561,172
3.50%, 4/25/2052 1,525,000 1,527,621
4.00%, 4/25/2052 1,625,000 1,658,516
4.50%, 4/25/2052 25,000 25,906
3.50%, 5/25/2052 550,000 549,048
4.00%, 5/25/2052 325,000 330,469
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 242 249
Pool# 457801
7.00%, 8/15/2028 1,511 1,585
Pool# 486936
6.50%, 2/15/2029 606 647
Pool# 502969
6.00%, 3/15/2029 2,268 2,427
Pool# 487053
7.00%, 3/15/2029 749 786
Pool# 781014
6.00%, 4/15/2029 1,489 1,591
Pool# 509099
7.00%, 6/15/2029 2,587 2,643
Pool# 470643
7.00%, 7/15/2029 6,784 6,931
Pool# 434505
7.50%, 8/15/2029 45 45
Pool# 781124
7.00%, 12/15/2029 5,157 5,642
Pool# 507396
7.50%, 9/15/2030 32,569 33,608
Pool# 531352
7.50%, 9/15/2030 2,096 2,149
Pool# 536334
7.50%, 10/15/2030 151 155
Pool# 540659
7.00%, 1/15/2031 703 711
Pool# 486019
7.50%, 1/15/2031 773 797
Pool# 535388
7.50%, 1/15/2031 482 488

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 528589
6.50%, 3/15/2031 8,511 9,093
Pool# 508473
7.50%, 4/15/2031 3,201 3,346
Pool# 544470
8.00%, 4/15/2031 1,693 1,700
Pool# 781287
7.00%, 5/15/2031 2,429 2,662
Pool# 781319
7.00%, 7/15/2031 748 843
Pool# 485879
7.00%, 8/15/2031 3,031 3,193
Pool# 572554
6.50%, 9/15/2031 36,908 39,432
Pool# 781328
7.00%, 9/15/2031 2,294 2,517
Pool# 550991
6.50%, 10/15/2031 453 484
Pool# 571267
7.00%, 10/15/2031 309 322
Pool# 555171
6.50%, 12/15/2031 1,120 1,196
Pool# 781380
7.50%, 12/15/2031 771 863
Pool# 781481
7.50%, 1/15/2032 3,457 3,873
Pool# 580972
6.50%, 2/15/2032 156 167
Pool# 781401
7.50%, 2/15/2032 2,409 2,655
Pool# 781916
6.50%, 3/15/2032 29,469 31,737
Pool# 552474
7.00%, 3/15/2032 3,570 3,846
Pool# 781478
7.50%, 3/15/2032 1,373 1,522
Pool# 781429
8.00%, 3/15/2032 2,473 2,749
Pool# 781431
7.00%, 4/15/2032 9,114 10,145
Pool# 552616
7.00%, 6/15/2032 33,512 36,091
Pool# 570022
7.00%, 7/15/2032 12,574 13,744
Pool# 595077
6.00%, 10/15/2032 4,612 5,136
Pool# 552903
6.50%, 11/15/2032 52,056 55,764
Pool# 552952
6.00%, 12/15/2032 3,858 4,155
Pool# 602102
6.00%, 2/15/2033 13,438 14,363
Pool# 588192
6.00%, 2/15/2033 3,711 3,977
Pool# 553144
5.50%, 4/15/2033 11,410 12,444
Pool# 604243
6.00%, 4/15/2033 5,210 5,701
Pool# 611526
6.00%, 5/15/2033 7,517 8,026
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 553320
6.00%, 6/15/2033 14,819 16,310
Pool# 604788
6.50%, 11/15/2033 48,525 51,844
Pool# 781688
6.00%, 12/15/2033 22,812 25,579
Pool# 604875
6.00%, 12/15/2033 20,583 22,924
Pool# 781690
6.00%, 12/15/2033 8,755 9,813
Pool# 781699
7.00%, 12/15/2033 2,983 3,185
Pool# 621856
6.00%, 1/15/2034 8,404 8,973
Pool# 564799
6.00%, 3/15/2034 13,391 14,300
Pool# 630038
6.50%, 8/15/2034 29,401 31,412
Pool# 781804
6.00%, 9/15/2034 23,089 25,754
Pool# 781847
6.00%, 12/15/2034 16,085 18,044
Pool# 486921
5.50%, 2/15/2035 5,578 6,169
Pool# 781902
6.00%, 2/15/2035 22,411 25,026
Pool# 781933
6.00%, 6/15/2035 2,480 2,780
Pool# 649513
5.50%, 10/15/2035 151,336 162,259
Pool# 649510
5.50%, 10/15/2035 76,578 83,368
Pool# 652207
5.50%, 3/15/2036 40,316 43,081
Pool# 655519
5.00%, 5/15/2036 18,793 20,296
Pool# 652539
5.00%, 5/15/2036 6,536 7,060
Pool# 606308
5.50%, 5/15/2036 6,793 7,280
Pool# 657912
6.50%, 8/15/2036 4,182 4,468
Pool# 697957
4.50%, 3/15/2039 610,278 657,180
Pool# 704630
5.50%, 7/15/2039 20,848 22,599
Pool# 710724
4.50%, 8/15/2039 199,638 215,378
Pool# 722292
5.00%, 9/15/2039 412,161 454,901
Pool# 782803
6.00%, 11/15/2039 185,247 204,228
Pool# 736666
4.50%, 4/15/2040 414,614 447,271
Pool# 733312
4.00%, 9/15/2040 53,057 55,420
Pool# 742235
4.00%, 12/15/2040 109,216 113,810
Pool# 755959
4.00%, 1/15/2041 95,901 101,486

50 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 755958
4.00%, 1/15/2041 86,988 92,089
Pool# 759075
4.00%, 1/15/2041 83,994 87,350
Pool# 742244
4.00%, 1/15/2041 83,991 87,701
Pool# 753826
4.00%, 1/15/2041 43,181 45,035
Pool# 690662
4.00%, 1/15/2041 35,696 37,148
Pool# 719486
4.00%, 1/15/2041 7,543 7,774
Pool# 759207
4.00%, 2/15/2041 184,073 192,276
Pool# 757555
4.00%, 2/15/2041 22,534 23,461
Pool# 757557
4.00%, 2/15/2041 12,500 12,888
Pool# 738107
4.00%, 3/15/2041 219,500 231,356
Pool# 784637
4.00%, 8/15/2041 71,976 77,041
Pool# 778869
4.00%, 2/15/2042 122,898 129,596
Pool# 783745
3.50%, 3/15/2043 873,177 911,158
Pool# AD8789
3.50%, 3/15/2043 447,895 457,278
Pool# AD2254
3.50%, 3/15/2043 83,971 85,448
Pool# AA6403
3.00%, 5/15/2043 541,070 539,237
Pool# AD2411
3.50%, 5/15/2043 336,245 342,148
Pool# 783781
3.50%, 6/15/2043 330,728 345,111
Pool# 784015
3.00%, 7/15/2043 99,242 98,599
Pool# 784459
3.00%, 12/15/2046 225,348 223,452
Pool# 784293
3.00%, 12/15/2046 56,356 56,618
Pool# 784355
4.00%, 12/15/2046 104,379 108,324
Pool# 784500
3.00%, 2/15/2047 484,974 481,006
Pool# 784713
3.00%, 2/15/2047 115,259 115,781
Pool# 784458
3.50%, 12/15/2047 1,120,093 1,168,171
Pool# 784747
4.00%, 5/15/2048 78,340 81,469
Pool# 784715
4.00%, 5/15/2048 66,666 68,954
Pool# 785073
4.00%, 9/15/2049 85,164 88,565
Pool# BD4016
3.00%, 10/15/2049 209,898 207,515
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 241,304 264,427
Pool# 4245
6.00%, 9/20/2038 94,556 104,195
Pool# 4559
5.00%, 10/20/2039 220,596 241,945
Pool# 4715
5.00%, 6/20/2040 56,002 61,352
Pool# 4747
5.00%, 7/20/2040 636,883 696,524
Pool# 4771
4.50%, 8/20/2040 524,868 558,827
Pool# 4802
5.00%, 9/20/2040 432,123 474,287
Pool# 4834
4.50%, 10/20/2040 140,787 149,896
Pool# 737727
4.00%, 12/20/2040 866,758 901,587
Pool# 737730
4.00%, 12/20/2040 272,402 283,304
Pool# 4923
4.50%, 1/20/2041 219,785 235,901
Pool# 4978
4.50%, 3/20/2041 30,861 32,858
Pool# 5017
4.50%, 4/20/2041 321,880 342,708
Pool# 5056
5.00%, 5/20/2041 108,150 118,676
Pool# 5082
4.50%, 6/20/2041 126,075 134,239
Pool# 5175
4.50%, 9/20/2041 149,791 159,625
Pool# 675523
3.50%, 3/20/2042 171,172 174,503
Pool# 5332
4.00%, 3/20/2042 140,760 148,797
Pool# MA0392
3.50%, 9/20/2042 1,290,859 1,311,236
Pool# MA0462
3.50%, 10/20/2042 1,017,725 1,039,961
Pool# MA0534
3.50%, 11/20/2042 2,323,324 2,360,090
Pool# MA0625
3.50%, 12/20/2042 492,266 505,423
Pool# MA0698
3.00%, 1/20/2043 530,189 528,775
Pool# MA0852
3.50%, 3/20/2043 537,840 552,207
Pool# MA0934
3.50%, 4/20/2043 490,633 503,752
Pool# AF1001
3.50%, 6/20/2043 441,568 449,350
Pool# MA1376
4.00%, 10/20/2043 218,105 229,162
Pool# AJ9335
3.50%, 10/20/2044 47,301 48,058
Pool# MA2677
3.00%, 3/20/2045 182,669 182,183
Pool# MA2754
3.50%, 4/20/2045 336,485 344,398

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA2824
2.50%, 5/20/2045 354,082 343,886
Pool# MA2825
3.00%, 5/20/2045 715,286 713,310
Pool# AM4381
3.50%, 5/20/2045 445,785 451,679
Pool# MA2891
3.00%, 6/20/2045 1,211,018 1,214,965
Pool# MA2960
3.00%, 7/20/2045 414,856 413,583
Pool# 784156
4.00%, 8/20/2045 179,518 185,117
Pool# AO1103
3.50%, 9/20/2045 694,789 707,002
Pool# AO1099
3.50%, 9/20/2045 392,428 397,639
Pool# MA3106
4.00%, 9/20/2045 97,915 102,771
Pool# MA3172
3.00%, 10/20/2045 198,237 197,609
Pool# MA3173
3.50%, 10/20/2045 137,935 140,909
Pool# MA3174
4.00%, 10/20/2045 12,170 12,536
Pool# MA3243
3.00%, 11/20/2045 374,077 372,816
Pool# MA3244
3.50%, 11/20/2045 362,184 370,683
Pool# 784098
3.00%, 12/20/2045 727,428 724,872
Pool# MA3309
3.00%, 12/20/2045 636,981 634,769
Pool# MA3310
3.50%, 12/20/2045 270,363 276,251
Pool# 784111
3.00%, 1/20/2046 388,317 386,913
Pool# MA3377
4.00%, 1/20/2046 55,095 57,655
Pool# 784119
3.00%, 2/20/2046 731,750 729,104
Pool# 784115
3.00%, 2/20/2046 33,461 33,340
Pool# MA3520
3.00%, 3/20/2046 498,465 496,633
Pool# MA3521
3.50%, 3/20/2046 962,644 983,322
Pool# MA3522
4.00%, 3/20/2046 382,545 394,107
Pool# MA3596
3.00%, 4/20/2046 259,913 258,921
Pool# MA3597
3.50%, 4/20/2046 274,640 279,955
Pool# MA3662
3.00%, 5/20/2046 996,845 992,993
Pool# MA3735
3.00%, 6/20/2046 605,703 603,352
Pool# MA3736
3.50%, 6/20/2046 1,567,168 1,595,302
Pool# MA3804
4.00%, 7/20/2046 58,266 60,191
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3873
3.00%, 8/20/2046 1,288,712 1,283,712
Pool# MA3876
4.50%, 8/20/2046 63,087 67,429
Pool# MA3936
3.00%, 9/20/2046 1,315,930 1,314,041
Pool# MA3939
4.50%, 9/20/2046 9,783 10,512
Pool# MA4006
4.50%, 10/20/2046 193,908 208,098
Pool# MA4068
3.00%, 11/20/2046 196,219 195,457
Pool# MA4069
3.50%, 11/20/2046 20,585 20,913
Pool# MA4070
4.00%, 11/20/2046 36,133 37,327
Pool# MA4071
4.50%, 11/20/2046 12,883 13,818
Pool# MA4125
2.50%, 12/20/2046 114,730 111,426
Pool# MA4126
3.00%, 12/20/2046 1,994,947 1,987,195
Pool# MA4127
3.50%, 12/20/2046 485,066 492,671
Pool# MA4194
2.50%, 1/20/2047 437,373 424,779
Pool# MA4196
3.50%, 1/20/2047 126,184 128,252
Pool# MA4261
3.00%, 2/20/2047 523,472 521,445
Pool# MA4262
3.50%, 2/20/2047 1,933,139 1,962,579
Pool# MA4264
4.50%, 2/20/2047 15,052 15,936
Pool# MA4321
3.50%, 3/20/2047 967,575 981,921
Pool# AZ1974
3.50%, 4/20/2047 248,105 251,396
Pool# MA4382
3.50%, 4/20/2047 166,705 169,107
Pool# MA4383
4.00%, 4/20/2047 799,928 824,186
Pool# MA4384
4.50%, 4/20/2047 19,509 20,612
Pool# MA4509
3.00%, 6/20/2047 188,464 187,735
Pool# MA4511
4.00%, 6/20/2047 371,490 382,742
Pool# MA4512
4.50%, 6/20/2047 44,328 46,503
Pool# MA4585
3.00%, 7/20/2047 34,071 33,934
Pool# MA4587
4.00%, 7/20/2047 1,133,932 1,174,660
Pool# 784471
3.50%, 8/20/2047 423,957 432,240
Pool# BC1888
3.50%, 8/20/2047 395,350 402,280
Pool# MA4652
3.50%, 8/20/2047 380,977 386,470

52 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4653
4.00%, 8/20/2047 58,285 60,201
Pool# 784408
3.50%, 10/20/2047 224,473 232,451
Pool# MA4780
4.50%, 10/20/2047 15,142 15,941
Pool# MA4836
3.00%, 11/20/2047 351,756 350,251
Pool# MA4837
3.50%, 11/20/2047 338,578 343,462
Pool# MA4838
4.00%, 11/20/2047 1,555,605 1,610,898
Pool# 784421
3.50%, 12/20/2047 328,017 342,912
Pool# MA4900
3.50%, 12/20/2047 243,771 247,105
Pool# MA4962
3.50%, 1/20/2048 459,956 466,172
Pool# MA5018
3.00%, 2/20/2048 133,134 132,545
Pool# MA5019
3.50%, 2/20/2048 25,811 26,183
Pool# 784480
3.50%, 4/20/2048 324,156 338,233
Pool# 784479
3.50%, 4/20/2048 228,813 238,838
Pool# 784481
3.50%, 4/20/2048 100,493 102,457
Pool# MA5137
4.00%, 4/20/2048 329,377 338,549
Pool# BD4034
4.00%, 4/20/2048 109,191 112,113
Pool# MA5138
4.50%, 4/20/2048 139,691 146,194
Pool# MA5192
4.00%, 5/20/2048 604,199 619,726
Pool# MA5265
4.50%, 6/20/2048 252,594 263,992
Pool# MA5331
4.50%, 7/20/2048 115,601 120,820
Pool# MA5398
4.00%, 8/20/2048 609,296 626,993
Pool# MA5399
4.50%, 8/20/2048 309,515 321,192
Pool# MA5466
4.00%, 9/20/2048 134,140 137,793
Pool# BJ2692
4.00%, 11/20/2048 81,189 83,449
Pool# MA5597
5.00%, 11/20/2048 11,146 11,703
Pool# MA5652
4.50%, 12/20/2048 143,254 149,024
Pool# 784656
4.50%, 12/20/2048 75,790 78,890
Pool# BK2856
4.50%, 12/20/2048 12,814 13,318
Pool# MA5653
5.00%, 12/20/2048 32,065 33,665
Pool# MA5712
5.00%, 1/20/2049 118,059 123,587
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5818
4.50%, 3/20/2049 103,589 107,708
Pool# MA5878
5.00%, 4/20/2049 12,605 13,201
Pool# MA5987
4.50%, 6/20/2049 679,980 707,396
Pool# MA6041
4.50%, 7/20/2049 183,335 190,185
Pool# MA6092
4.50%, 8/20/2049 78,724 81,777
Pool# MA6153
3.00%, 9/20/2049 138,325 137,371
Pool# MA6409
3.00%, 1/20/2050 942,761 935,681
Pool# MA6474
3.00%, 2/20/2050 896,942 890,209
Pool# MA6542
3.50%, 3/20/2050 234,493 236,264
Pool# MA6657
3.50%, 5/20/2050 465,450 469,386
Pool# MA6818
2.00%, 8/20/2050 1,498,214 1,431,002
Pool# BW4732
2.50%, 8/20/2050 1,153,242 1,119,048
Pool# BW6206
2.50%, 8/20/2050 1,059,161 1,027,367
Pool# MA6820
3.00%, 8/20/2050 732,978 727,464
Pool# MA6821
3.50%, 8/20/2050 765,332 771,112
Pool# MA6864
2.00%, 9/20/2050 1,525,540 1,457,031
Pool# BW4741
2.50%, 9/20/2050 1,118,900 1,085,538
Pool# BY0776
2.50%, 9/20/2050 720,100 698,583
Pool# BY0805
2.50%, 9/20/2050 687,066 666,526
Pool# MA7051
2.00%, 12/20/2050 1,213,030 1,159,252
Pool# MA7053
3.00%, 12/20/2050 1,068,343 1,060,309
Pool# MA7136
2.50%, 1/20/2051 2,177,005 2,114,321
Pool# MA7192
2.00%, 2/20/2051 4,112,861 3,927,755
Pool# MA7193
2.50%, 2/20/2051 601,568 584,247
Pool# MA7367
2.50%, 5/20/2051 4,419,030 4,291,791
Pool# MA7472
2.50%, 7/20/2051 2,346,544 2,278,979
Pool# MA7534
2.50%, 8/20/2051 3,152,163 3,061,402
Pool# MA7647
1.50%, 10/20/2051 442,789 406,723
Pool# MA7648
2.00%, 10/20/2051 3,970,476 3,791,090
Pool# MA7650
3.00%, 10/20/2051 2,719,325 2,694,345

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7705
2.50%, 11/20/2051 294,699 286,214
Pool# MA7766
2.00%, 12/20/2051 3,837,491 3,663,535
Pool# MA7767
2.50%, 12/20/2051 1,382,219 1,342,420
GNMA TBA
2.00%, 4/15/2052 11,100,000 10,558,875
2.50%, 4/15/2052 9,169,000 8,892,855
3.00%, 4/15/2052 2,672,000 2,640,583
4.00%, 4/15/2052 514,000 528,288
4.50%, 4/15/2052 575,000 611,297
Total Mortgage-Backed Securities
(cost $625,185,605)
604,458,365
Municipal Bonds 0.7%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 145,478
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 56,819
Series F-2, 6.26%,
4/1/2049 250,000 355,223
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 80,295
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 121,607
Golden State Tobacco
Securitization Corp., 3.71%,
6/1/2041 90,000 80,223
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 451,835
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 111,533
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 281,054
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 533,316
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 135,477
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 226,637
Municipal Bonds
Principal
Amount ($) Value ($)
California
State of California, GO
7.55%, 4/1/2039 1,410,000 2,090,814
7.63%, 3/1/2040 425,000 625,607
University of California, RB
Series AB, 3.35%, 7/1/2029 200,000 201,409
Series H, 6.55%, 5/15/2048 150,000 205,930
Series F, 6.58%, 5/15/2049 200,000 274,997
Series N, 3.26%, 5/15/2060 230,000 204,361
University of Texas System,
RB, Series F, 5.95%,
5/15/2045 300,000 375,543
University of Virginia,
RB, Series AQ, 4.77%,
5/15/2115 150,000 164,371
6,722,529
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 593,932
Florida 0.0%
†
State Board of Administration
Finance Corp., RB
Series A, 1.26%, 7/1/2025 95,000 90,243
Series A, 2.15%, 7/1/2030 105,000 95,846
186,089
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 484,000 655,851
Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/1/2040 300,000 385,653
State of Illinois, GO
4.95%, 6/1/2023 81,455 82,906
5.10%, 6/1/2033 945,000 1,004,920
1,473,479
Michigan 0.0%
†
University of Michigan, 3.50%,
4/1/2052 83,000 84,243
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 146,893
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 640,913
New Jersey Transportation
Trust Fund Authority,
RB, 4.13%, 6/15/2042 30,000 29,675
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 302,877
1,120,358

54 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
New York 0.1%
Diversified Financial Services,
Series AA, 5.44%,
6/15/2043 300,000 384,487
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 672,298
New York City Transitional
Finance Authority, RB,
Series B, 5.57%, 11/1/2038 500,000 593,553
New York State Dormitory
Authority, RB, 5.63%,
3/15/2039 250,000 295,993
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 620,000 740,301
3.18%, 7/15/2060 135,000 114,020
2,800,652
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 109,953
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 174,945
284,898
South Carolina 0.0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 131,866
Texas 0.1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 263,946
Dallas-Fort Worth International
Airport, RB, Series C,
2.92%, 11/1/2050 100,000 89,782
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 40,638
North Texas Tollway Authority,
RB, 3.01%, 1/1/2043 35,000 31,718
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 403,457
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 150,000 167,106
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 315,750
Series C, 4.79%, 8/15/2046 200,000 239,557
1,551,954
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 71,391
Municipal Bonds
Principal
Amount ($) Value ($)
Washington 0.0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 236,442
Total Municipal Bonds
(cost $13,689,780)
15,913,684
Supranational 1.1%
African Development Bank
0.75%, 4/3/2023 1,000,000 988,522
3.00%, 9/20/2023 500,000 505,418
Asian Development Bank
2.63%, 1/30/2024 1,000,000 1,005,465
0.38%, 6/11/2024 1,000,000 956,451
1.50%, 10/18/2024 500,000 487,240
0.63%, 4/29/2025 1,000,000 942,240
1.88%, 1/24/2030(b) 500,000 477,342
Asian Infrastructure
Investment Bank (The),
0.50%, 10/30/2024 230,000 217,627
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 969,617
European Investment Bank
1.38%, 5/15/2023 3,000,000 2,979,780
3.25%, 1/29/2024 1,000,000 1,016,410
0.75%, 10/26/2026(b) 290,000 267,867
2.38%, 5/24/2027(b) 2,000,000 1,985,390
1.25%, 2/14/2031 300,000 271,036
Inter-American Development
Bank
2.63%, 1/16/2024 1,000,000 1,005,270
1.75%, 3/14/2025 500,000 488,640
0.63%, 7/15/2025 1,000,000 937,740
2.00%, 7/23/2026 1,000,000 976,410
2.25%, 6/18/2029 250,000 245,606
1.13%, 1/13/2031 2,000,000 1,790,171
International Bank for
Reconstruction &
Development
1.88%, 6/19/2023 1,000,000 997,608
3.00%, 9/27/2023 750,000 758,652
0.63%, 4/22/2025 1,000,000 943,242
2.50%, 11/22/2027(b) 1,000,000 995,014
1.13%, 9/13/2028 1,000,000 916,210
0.88%, 5/14/2030 1,000,000 877,821
1.63%, 11/3/2031 1,000,000 921,632
Nordic Investment Bank,
2.25%, 5/21/2024(b) 500,000 498,907
Total Supranational
(cost $26,467,667)
25,423,328

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 55
U.S. Government Agency Securities 1.2%
Principal
Amount ($) Value ($)
FHLB
3.00%, 12/9/2022 1,535,000 1,552,100
2.75%, 12/13/2024(b) 1,000,000 1,007,515
5.50%, 7/15/2036(b) 1,500,000 1,958,188
FHLMC
0.13%, 7/25/2022 3,325,000 3,318,197
0.25%, 6/26/2023 2,700,000 2,642,964
0.25%, 8/24/2023 3,535,000 3,444,924
0.25%, 12/4/2023(b) 1,030,000 996,973
0.38%, 7/21/2025 1,165,000 1,085,019
6.25%, 7/15/2032 1,245,000 1,653,208
FNMA
2.38%, 1/19/2023 490,000 493,195
0.50%, 6/17/2025 1,000,000 937,209
6.25%, 5/15/2029(b) 2,500,000 3,095,579
7.25%, 5/15/2030 2,000,000 2,681,773
0.88%, 8/5/2030(b) 440,000 384,201
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 648,736
Total U.S. Government Agency Securities
(cost $25,910,718)
25,899,781
U.S. Treasury Obligations 39.3%
U.S. Treasury Bonds
7.63%, 11/15/2022 (b) 2,000,000 2,079,063
6.25%, 8/15/2023 4,000,000 4,226,250
6.88%, 8/15/2025 (b) 449,000 512,667
6.00%, 2/15/2026 (b) 4,042,000 4,566,986
6.50%, 11/15/2026 (b) 3,000,000 3,523,477
5.50%, 8/15/2028 4,000,000 4,715,625
5.38%, 2/15/2031 (b) 2,000,000 2,485,234
4.75%, 2/15/2037 (b) 709,600 925,806
5.00%, 5/15/2037 305,000 408,057
4.38%, 2/15/2038 250,000 316,260
4.25%, 5/15/2039 1,500,000 1,878,340
4.50%, 8/15/2039 1,080,000 1,394,002
4.38%, 11/15/2039 300,000 381,363
3.88%, 8/15/2040 1,000,000 1,194,453
1.38%, 11/15/2040 1,500,000 1,226,309
4.25%, 11/15/2040 1,400,000 1,749,672
4.75%, 2/15/2041 2,000,000 2,661,484
3.75%, 8/15/2041 (b) 4,900,000 5,760,945
2.00%, 11/15/2041 7,000,000 6,333,906
3.13%, 11/15/2041 4,100,000 4,420,793
3.13%, 2/15/2042 1,000,000 1,079,531
3.00%, 5/15/2042 1,000,000 1,059,102
2.75%, 8/15/2042 6,200,000 6,304,383
2.75%, 11/15/2042 1,500,000 1,523,320
3.13%, 2/15/2043 4,050,000 4,358,813
2.88%, 5/15/2043 (b) 5,350,000 5,538,504
3.63%, 2/15/2044 5,000,000 5,814,844
3.38%, 5/15/2044 4,000,000 4,491,250
3.13%, 8/15/2044 5,700,000 6,161,789
3.00%, 11/15/2044 5,500,000 5,828,281
2.50%, 2/15/2045 6,500,000 6,330,898
3.00%, 5/15/2045 (b) 5,500,000 5,843,320
2.88%, 8/15/2045 3,300,000 3,439,734
2.50%, 2/15/2046 7,000,000 6,853,438
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.50%, 5/15/2046 (b) 3,000,000 2,939,414
2.88%, 11/15/2046 3,000,000 3,154,102
3.00%, 2/15/2047 (b) 2,000,000 2,151,953
3.00%, 5/15/2047 2,000,000 2,159,375
2.75%, 8/15/2047 2,500,000 2,590,918
2.75%, 11/15/2047 3,200,000 3,320,250
3.00%, 2/15/2048 3,000,000 3,268,477
3.38%, 11/15/2048 5,500,000 6,440,156
2.88%, 5/15/2049 5,000,000 5,376,953
2.25%, 8/15/2049 3,000,000 2,852,578
2.38%, 11/15/2049 800,000 782,562
2.00%, 2/15/2050 500,000 450,371
1.25%, 5/15/2050 1,700,000 1,267,961
1.38%, 8/15/2050 5,000,000 3,848,438
1.63%, 11/15/2050 6,800,000 5,572,281
1.88%, 2/15/2051 (b) 4,400,000 3,844,672
2.38%, 5/15/2051 7,500,000 7,349,414
2.00%, 8/15/2051 (b) 16,700,000 15,066,531
1.88%, 11/15/2051 (b) 11,600,000 10,175,375
2.25%, 2/15/2052 (b) 2,500,000 2,397,656
U.S. Treasury Notes
2.00%, 10/31/2022 5,000,000 5,022,461
1.63%, 11/15/2022 (b) 1,300,000 1,302,742
0.13%, 11/30/2022 2,000,000 1,984,141
1.75%, 1/31/2023 (b) 7,600,000 7,613,062
1.50%, 2/28/2023 7,000,000 6,990,703
2.63%, 2/28/2023 (b) 5,000,000 5,043,750
0.13%, 3/31/2023 (b) 5,000,000 4,922,070
2.75%, 4/30/2023 (b) 5,000,000 5,050,781
0.13%, 5/15/2023 2,000,000 1,961,953
1.75%, 5/15/2023 1,000,000 998,672
1.63%, 5/31/2023 2,000,000 1,993,594
2.75%, 8/31/2023 3,000,000 3,027,539
1.38%, 9/30/2023 3,500,000 3,461,309
2.88%, 10/31/2023 5,000,000 5,053,320
2.75%, 11/15/2023 1,500,000 1,512,539
2.13%, 11/30/2023 1,500,000 1,497,891
2.25%, 12/31/2023 3,500,000 3,499,453
2.63%, 12/31/2023 (b) 8,000,000 8,050,938
0.88%, 1/31/2024 (b) 20,000,000 19,490,626
2.25%, 1/31/2024 5,500,000 5,494,199
2.50%, 1/31/2024 9,000,000 9,030,234
2.75%, 2/15/2024 2,500,000 2,519,141
2.25%, 3/31/2024 10,000,000 9,986,328
2.00%, 4/30/2024 7,000,000 6,946,406
2.50%, 5/15/2024 (b) 7,000,000 7,014,492
2.00%, 5/31/2024 3,800,000 3,767,937
1.75%, 6/30/2024 6,000,000 5,913,281
2.13%, 7/31/2024 6,500,000 6,453,789
2.38%, 8/15/2024 (b) 24,353,000 24,296,874
0.38%, 9/15/2024 (b) 5,000,000 4,750,195
1.50%, 9/30/2024 14,000,000 13,670,234
2.13%, 9/30/2024 (b) 9,000,000 8,924,766
0.63%, 10/15/2024 (b) 6,000,000 5,727,422
1.50%, 10/31/2024 (b) 15,000,000 14,634,375
0.75%, 11/15/2024 (b) 6,000,000 5,734,922
2.25%, 11/15/2024 7,550,000 7,503,107
2.13%, 11/30/2024 3,800,000 3,762,891
1.00%, 12/15/2024 (b) 1,000,000 961,016
2.25%, 12/31/2024 5,000,000 4,966,016

56 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.00%, 2/15/2025 18,700,000 18,437,031
2.63%, 3/31/2025 4,300,000 4,313,773
2.13%, 5/15/2025 8,300,000 8,198,844
0.25%, 5/31/2025 7,500,000 6,980,273
0.25%, 7/31/2025 15,000,000 13,906,641
2.88%, 7/31/2025 6,500,000 6,571,094
2.00%, 8/15/2025 6,000,000 5,893,828
0.25%, 8/31/2025 4,000,000 3,700,938
2.75%, 8/31/2025 4,000,000 4,028,750
0.25%, 9/30/2025 (b) 8,000,000 7,390,000
0.25%, 10/31/2025 8,000,000 7,375,938
2.25%, 11/15/2025 8,500,000 8,413,340
0.38%, 11/30/2025 15,200,000 14,052,875
0.38%, 12/31/2025 (b) 10,000,000 9,233,984
0.38%, 1/31/2026 8,000,000 7,370,938
1.63%, 2/15/2026 8,500,000 8,216,445
0.50%, 2/28/2026 (b) 2,000,000 1,849,062
0.75%, 3/31/2026 (b) 4,000,000 3,730,156
1.63%, 5/15/2026 (b) 2,000,000 1,929,766
0.75%, 5/31/2026 (b) 3,000,000 2,790,234
0.88%, 6/30/2026 6,000,000 5,603,906
0.63%, 7/31/2026 (b) 2,000,000 1,845,469
1.50%, 8/15/2026 (b) 9,700,000 9,295,707
0.75%, 8/31/2026 (b) 5,000,000 4,634,180
1.38%, 8/31/2026 (b) 4,500,000 4,289,062
0.88%, 9/30/2026 (b) 8,000,000 7,446,562
1.63%, 9/30/2026 (b) 10,000,000 9,628,516
1.13%, 10/31/2026 15,000,000 14,109,375
1.63%, 10/31/2026 8,000,000 7,701,250
1.25%, 11/30/2026 2,000,000 1,892,266
1.25%, 12/31/2026 10,000,000 9,448,047
2.25%, 2/15/2027 1,200,000 1,187,437
1.88%, 2/28/2027 (b) 2,500,000 2,433,008
2.50%, 3/31/2027 2,500,000 2,505,469
2.38%, 5/15/2027 5,700,000 5,675,508
0.50%, 5/31/2027 (b) 1,000,000 905,000
2.25%, 8/15/2027 (b) 8,300,000 8,210,516
0.50%, 8/31/2027 8,000,000 7,205,625
2.25%, 11/15/2027 5,390,000 5,327,889
0.63%, 11/30/2027 8,500,000 7,673,906
0.75%, 1/31/2028 (b) 4,000,000 3,628,438
2.75%, 2/15/2028 10,000,000 10,154,687
1.13%, 2/29/2028 (b) 3,000,000 2,781,797
1.25%, 3/31/2028 1,500,000 1,399,102
1.25%, 4/30/2028 5,000,000 4,657,812
2.88%, 5/15/2028 10,000,000 10,233,203
1.25%, 5/31/2028 3,000,000 2,792,930
1.25%, 6/30/2028 4,000,000 3,720,938
1.00%, 7/31/2028 (b) 4,000,000 3,660,156
2.88%, 8/15/2028 (b) 8,500,000 8,709,512
1.13%, 8/31/2028 4,000,000 3,685,312
1.25%, 9/30/2028 4,500,000 4,175,859
1.38%, 10/31/2028 9,000,000 8,413,594
3.13%, 11/15/2028 7,000,000 7,288,477
1.50%, 11/30/2028 3,000,000 2,825,859
1.38%, 12/31/2028 (b) 11,500,000 10,747,559
2.63%, 2/15/2029 8,772,000 8,877,538
1.88%, 2/28/2029 (b) 2,000,000 1,930,625
2.38%, 3/31/2029 3,000,000 2,991,093
2.38%, 5/15/2029 5,700,000 5,683,523
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.63%, 8/15/2029 (b) 3,000,000 2,844,961
1.75%, 11/15/2029 4,000,000 3,827,188
0.63%, 5/15/2030 4,800,000 4,185,187
0.63%, 8/15/2030 7,000,000 6,080,156
0.88%, 11/15/2030 (b) 9,100,000 8,058,121
1.13%, 2/15/2031 (b) 6,500,000 5,869,043
1.63%, 5/15/2031 (b) 5,500,000 5,178,164
1.25%, 8/15/2031 (b) 6,000,000 5,454,375
1.38%, 11/15/2031 9,500,000 8,716,250
1.88%, 2/15/2032 (b) 4,600,000 4,417,438
Total U.S. Treasury Obligations
(cost $891,862,799)
865,324,010
Repurchase Agreements 6.9%
Bank of America NA
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $15,000,125,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045;
total market value
$15,300,000. (h) 15,000,000 15,000,000
BofA Securities, Inc.
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $10,000,084,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
7/20/2050 - 2/20/2052;
total market value
$10,200,000. (h) 10,000,000 10,000,000
Cantor Fitzgerald & Co.
0.26%, dated 3/31/2022,
due 4/1/2022, repurchase
price $10,000,073,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.50%, maturing
4/30/2022 - 11/15/2051;
total market value
$10,200,001. (h) 10,000,000 10,000,000

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 57
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $27,623,147,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$28,175,382. (h) 27,622,924 27,622,924
MetLife, Inc.
0.31%, dated 3/31/2022,
due 4/1/2022, repurchase
price $30,000,259,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $30,612,509. (h) 30,000,000 30,000,000
NatWest Markets Securities,
Inc.
0.30%, dated 3/30/2022,
due 4/6/2022, repurchase
price $39,002,275,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029;
total market value
$39,780,677. (h) 39,000,000 39,000,000
Pershing LLC
0.33%, dated 3/31/2022,
due 4/1/2022, repurchase
price $20,000,184,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$20,400,000. (h) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $151,622,924)
151,622,924
Total Investments Before TBA Sale
Commitments
(cost $2,387,132,118 ) — 105.6% 2,327,228,271
TBA Sale Commitments 0.0%
†
Principal
Amount ($) Value ($)
Mortgage-Backed Securities 0.0%
†
GNMA TBA
5.00%, 4/15/2052 (74,000)
(77,370)
Total Mortgage-Backed Security
$(77,720)
(77,370)
Total Investments
(cost $2,387,054,398) — 105.6%
2,327,150,901
Liabilities in excess of other
assets — (5.6)% (123,619,105)
NET ASSETS — 100.0%
$ 2,203,531,796
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2022.
(b) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $348,896,334, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $151,622,924 and by $206,605,795 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2022 – 2/15/2052, a total value of
$358,228,719.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2022.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $12,271,478 which represents 0.56% of net assets.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2022.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $151,622,924.

58 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Bond Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 59
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

60 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 5,914,591 $ – $ 5,914,591
Commercial Mortgage-Backed Securities – 41,193,554 – 41,193,554
Corporate Bonds – 555,828,715 – 555,828,715
Foreign Government Securities – 35,649,319 – 35,649,319
Mortgage-Backed Securities – 604,458,365 – 604,458,365
Municipal Bonds – 15,913,684 – 15,913,684
Repurchase Agreements – 151,622,924 – 151,622,924
Supranational – 25,423,328 – 25,423,328
U.S. Government Agency Securities – 25,899,781 – 25,899,781
U.S. Treasury Obligations – 865,324,010 – 865,324,010
Total Assets $ – $ 2,327,228,271 $ – $ 2,327,228,271
$ – $ – $ – $ –
Liabilities:
Mortgage-Backed Security $ – $ (77,370) $ – $ (77,370)
Total Liabilities $ – $ (77,370) $ – $ (77,370)
Total $ – $ 2,327,150,901 $ – $ 2,327,150,901
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 61
Common Stocks 98.2%
Shares Value ($)
AUSTRALIA 8.8%
Airlines 0.0%
†
Qantas Airways Ltd.* 102,103 392,281
Banks 2.1%
Australia & New Zealand
Banking Group Ltd. 338,042 6,927,270
Commonwealth Bank of
Australia 202,454 15,897,227
National Australia Bank Ltd. 388,243 9,326,356
Westpac Banking Corp.(a) 439,573 7,915,804
40,066,657
Beverages 0.0%
†
Treasury Wine Estates Ltd. 89,903 770,087
Biotechnology 0.6%
CSL Ltd.(a) 56,836 11,287,454
Capital Markets 0.4%
ASX Ltd. 22,872 1,388,327
Macquarie Group Ltd. 40,209 6,048,583
7,436,910
Chemicals 0.0%
†
Orica Ltd. 50,673 600,098
Commercial Services & Supplies 0.1%
Brambles Ltd. 170,986 1,260,863
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 24,963 582,194
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 488,716 1,441,274
Electric Utilities 0.0%
†
Origin Energy Ltd. 223,889 1,036,027
Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus 124,103 1,009,976
Goodman Group 196,270 3,333,599
GPT Group (The) 219,652 844,906
Mirvac Group 451,049 834,985
Scentre Group 619,366 1,402,657
Stockland 291,193 919,195
Vicinity Centres 451,549 624,346
8,969,664
Food & Staples Retailing 0.4%
Coles Group Ltd. 154,640 2,061,157
Endeavour Group Ltd. 153,738 836,425
Woolworths Group Ltd. 143,794 3,993,896
6,891,478
Gas Utilities 0.1%
APA Group 133,436 1,058,156
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 8,150 1,357,780
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 21,100 1,021,886
Sonic Healthcare Ltd. 53,641 1,412,481
2,434,367
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 72,843 1,974,871
Crown Resorts Ltd.* 43,675 415,117
Domino's Pizza Enterprises
Ltd. 7,387 481,298
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd. 261,447 1,036,770
3,908,056
Insurance 0.2%
Insurance Australia Group
Ltd. 293,785 956,715
Medibank Pvt Ltd. 320,551 734,003
QBE Insurance Group Ltd. 172,647 1,471,417
Suncorp Group Ltd.(a) 147,316 1,218,141
4,380,276
Interactive Media & Services 0.1%
REA Group Ltd.(a) 6,011 601,008
SEEK Ltd. 40,571 892,731
1,493,739
IT Services 0.1%
Computershare Ltd. 62,533 1,144,044
Metals & Mining 2.9%
BHP Group Ltd. 599,667 23,204,839
BlueScope Steel Ltd. 56,874 878,850
Evolution Mining Ltd. 205,834 668,820
Fortescue Metals Group Ltd. 199,095 3,055,278
Glencore plc* 1,172,126 7,617,379
Mineral Resources Ltd. 20,165 788,263
Newcrest Mining Ltd. 106,365 2,111,516
Northern Star Resources Ltd. 135,290 1,072,234
Rio Tinto Ltd. 43,808 3,880,661
Rio Tinto plc 132,931 10,544,878
South32 Ltd. 569,609 2,121,116
55,943,834
Multiline Retail 0.3%
Wesfarmers Ltd. 133,953 5,033,222
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 30,859 701,256
Santos Ltd. 373,139 2,145,623
Washington H Soul Pattinson
& Co. Ltd. 26,368 559,940
Woodside Petroleum Ltd. 114,946 2,742,531
6,149,350
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd.(a) 81,891 680,608
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 211,347 580,338
Software 0.0%
†
WiseTech Global Ltd.(a) 15,888 598,553
Trading Companies & Distributors 0.0%
†
Reece Ltd.(a) 35,454 500,166
Transportation Infrastructure 0.2%
Transurban Group 365,931 3,686,617
169,684,093
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 40,050 1,452,547
Raiffeisen Bank International
AG 16,664 235,562
1,688,109

62 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA
Electric Utilities 0.0%
†
Verbund AG 7,666 807,172
Metals & Mining 0.0%
†
voestalpine AG 12,978 385,519
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 16,954 808,434
Paper & Forest Products 0.1%
Mondi plc 57,726 1,119,088
4,808,322
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 29,234 2,102,497
Beverages 0.3%
Anheuser-Busch InBev SA/
NV(a) 103,050 6,180,869
Chemicals 0.1%
Solvay SA 8,685 855,078
Umicore SA 23,313 1,007,055
1,862,133
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 8,490 880,454
Groupe Bruxelles Lambert
SA 4,876 509,166
Sofina SA 1,846 669,447
2,059,067
Diversified Telecommunication Services 0.0%
†
Proximus SADP(a) 20,547 382,423
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 3,487 532,231
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 7,190 298,144
Insurance 0.1%
Ageas SA/NV 21,353 1,074,602
Pharmaceuticals 0.1%
UCB SA 15,170 1,816,038
16,308,004
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 20,475 1,021,031
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 49,511 1,081,135
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 438,500 1,649,998
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 215,200 571,126
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR*(a) 6,105 198,779
Common Stocks
Shares Value ($)
CHINA
Food Products 0.1%
Wilmar International Ltd. 221,594 768,377
Internet & Direct Marketing Retail 0.3%
Prosus NV* 110,434 5,846,085
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 164,000 578,919
Real Estate Management & Development 0.1%
ESR Cayman Ltd. Reg. S*(b) 243,800 754,757
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd.* 244,000 441,930
10,809,971
DENMARK 2.6%
Air Freight & Logistics 0.2%
DSV A/S 24,135 4,615,015
Banks 0.1%
Danske Bank A/S 82,276 1,359,733
Beverages 0.1%
Carlsberg A/S, Class B 11,603 1,416,661
Biotechnology 0.1%
Genmab A/S* 7,781 2,818,755
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 1,014 334,914
Chemicals 0.1%
Chr Hansen Holding A/S 12,268 901,536
Novozymes A/S, Class B 24,291 1,662,515
2,564,051
Electric Utilities 0.1%
Orsted A/S Reg. S*(b) 22,940 2,888,644
Electrical Equipment 0.2%
Vestas Wind Systems A/S 120,218 3,549,452
Health Care Equipment & Supplies 0.2%
Ambu A/S, Class B 20,226 297,037
Coloplast A/S, Class B 14,412 2,182,733
Demant A/S* 12,491 565,050
GN Store Nord A/S 14,666 715,712
3,760,532
Insurance 0.1%
Tryg A/S 44,080 1,068,708
Marine 0.2%
AP Moller - Maersk A/S,
Class A 384 1,134,775
AP Moller - Maersk A/S,
Class B 673 2,028,522
3,163,297
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 199,916 22,140,032
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 11,887 1,124,627
50,804,421

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
FINLAND 1.1%
Banks 0.2%
Nordea Bank Abp 382,261 3,936,501
Communications Equipment 0.2%
Nokia OYJ* 639,466 3,520,190
Diversified Telecommunication Services 0.1%
Elisa OYJ 16,382 987,339
Electric Utilities 0.1%
Fortum OYJ(a) 51,896 942,086
Food & Staples Retailing 0.0%
†
Kesko OYJ, Class B 31,169 860,296
Insurance 0.1%
Sampo OYJ, Class A 58,761 2,868,239
Machinery 0.1%
Kone OYJ, Class B 40,723 2,132,886
Wartsila OYJ Abp 56,217 513,451
2,646,337
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 50,919 2,319,710
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 68,654 1,343,306
UPM- Kymmene OYJ 62,464 2,038,239
3,381,545
Pharmaceuticals 0.0%
†
Orion OYJ, Class B(a) 12,329 559,452
22,021,695
FRANCE 10.2%
Aerospace & Defense 0.8%
Airbus SE* 69,751 8,431,052
Dassault Aviation SA 2,780 441,972
Safran SA 40,887 4,805,457
Thales SA 12,297 1,552,802
15,231,283
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 20,150 2,722,122
Faurecia SE(a) 12,884 333,294
Valeo 27,298 501,542
3,556,958
Automobiles 0.0%
†
Renault SA* 24,047 628,579
Banks 0.6%
BNP Paribas SA 134,044 7,632,098
Credit Agricole SA 147,897 1,766,946
Societe Generale SA 95,252 2,548,153
11,947,197
Beverages 0.3%
Pernod Ricard SA 25,043 5,492,483
Remy Cointreau SA 2,674 550,936
6,043,419
Building Products 0.2%
Cie de Saint-Gobain 60,349 3,591,374
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 7,471 509,771
Common Stocks
Shares Value ($)
FRANCE
Chemicals 0.6%
Air Liquide SA 56,519 9,887,391
Arkema SA 7,487 893,219
10,780,610
Construction & Engineering 0.4%
Bouygues SA 26,082 909,239
Eiffage SA 9,902 1,014,932
Vinci SA 63,933 6,536,359
8,460,530
Diversified Financial Services 0.0%
†
Eurazeo SE 4,217 354,406
Wendel SE 2,947 299,849
654,255
Diversified Telecommunication Services 0.1%
Orange SA 237,850 2,812,510
Electric Utilities 0.0%
†
Electricite de France SA(a) 65,436 616,495
Electrical Equipment 0.2%
Legrand SA 31,895 3,032,162
Entertainment 0.1%
Bollore SE 97,089 507,129
Ubisoft Entertainment SA* 11,503 506,403
1,013,532
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 6,510 516,501
Gecina SA 5,521 694,676
Klepierre SA* 22,335 593,845
Unibail - Rodamco -Westfield* 15,200 1,137,151
2,942,173
Food & Staples Retailing 0.1%
Carrefour SA 76,966 1,669,679
Food Products 0.2%
Danone SA 77,935 4,293,274
Health Care Equipment & Supplies 0.0%
†
BioMerieux 4,979 530,695
Health Care Providers & Services 0.0%
†
Orpea SA(a) 6,511 280,987
Hotels, Restaurants & Leisure 0.1%
Accor SA* 21,011 673,331
La Francaise des Jeux
SAEM Reg. S(b) 11,647 461,654
Sodexo SA 10,125 821,978
1,956,963
Household Durables 0.0%
†
SEB SA 3,494 487,379
Insurance 0.4%
AXA SA 229,328 6,697,276
CNP Assurances 18,198 438,769
7,136,045
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,065 273,932
IT Services 0.4%
Capgemini SE 18,920 4,208,626
Edenred 29,029 1,435,066
Worldline SA Reg. S*(b) 28,286 1,226,289
6,869,981

64 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,306 1,354,956
Machinery 0.1%
Alstom SA(a) 38,544 898,501
Media 0.1%
Publicis Groupe SA 27,195 1,652,001
Vivendi SE 86,789 1,132,722
2,784,723
Multi-Utilities 0.3%
Engie SA(a) 214,112 2,806,668
Veolia Environnement SA 77,264 2,465,446
5,272,114
Oil, Gas & Consumable Fuels 0.8%
TotalEnergies SE 297,609 15,100,308
Personal Products 0.6%
L'Oreal SA 29,791 11,924,321
Pharmaceuticals 0.7%
Ipsen SA 4,089 510,792
Sanofi 134,918 13,759,514
14,270,306
Professional Services 0.2%
Bureau Veritas SA 34,130 974,865
Teleperformance 6,925 2,640,646
3,615,511
Software 0.2%
Dassault Systemes SE 79,445 3,914,651
Textiles, Apparel & Luxury Goods 2.1%
EssilorLuxottica SA 33,879 6,216,187
Hermes International 3,785 5,368,577
Kering SA 8,959 5,659,382
LVMH Moet Hennessy Louis
Vuitton SE 33,004 23,501,147
40,745,293
Transportation Infrastructure 0.1%
Aeroports de Paris* 3,812 570,891
Getlink SE 49,290 887,678
1,458,569
196,659,036
GERMANY 8.0%
Aerospace & Defense 0.1%
MTU Aero Engines AG 6,312 1,466,572
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 118,258 5,678,577
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 67,158 544,450
Auto Components 0.0%
†
Continental AG* 13,202 952,275
Automobiles 0.9%
Bayerische Motoren Werke
AG(a) 38,905 3,369,730
Bayerische Motoren Werke
AG (Preference) 6,641 514,611
Mercedes-Benz Group AG(a) 101,164 7,105,421
Common Stocks
Shares Value ($)
GERMANY
Automobiles
Porsche Automobil Holding
SE (Preference) 17,791 1,723,586
Volkswagen AG(a) 3,765 938,074
Volkswagen AG (Preference) 22,012 3,806,235
17,457,657
Banks 0.0%
†
Commerzbank AG* 116,042 886,031
Capital Markets 0.4%
Deutsche Bank AG
(Registered)* 244,029 3,116,028
Deutsche Boerse AG 22,431 4,029,477
7,145,505
Chemicals 0.5%
BASF SE 108,560 6,190,611
Covestro AG Reg. S(b) 23,563 1,190,596
Evonik Industries AG 23,426 651,309
FUCHS PETROLUB SE
(Preference) 7,629 277,148
LANXESS AG 10,547 466,438
Symrise AG 15,605 1,873,425
10,649,527
Construction Materials 0.1%
HeidelbergCement AG 17,546 1,003,477
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 384,551 7,182,311
Telefonica Deutschland
Holding AG(a) 106,553 291,036
United Internet AG
(Registered) 12,388 426,058
7,899,405
Electrical Equipment 0.1%
Siemens Energy AG(a) 48,305 1,103,704
Food & Staples Retailing 0.0%
†
HelloFresh SE* 19,141 864,922
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 4,927 798,901
Sartorius AG (Preference) 3,043 1,351,425
Siemens Healthineers AG
Reg. S(b) 32,942 2,042,689
4,193,015
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 24,456 1,640,082
Fresenius SE & Co. KGaA 51,043 1,878,187
3,518,269
Household Products 0.1%
Henkel AG & Co. KGaA 12,061 799,444
Henkel AG & Co. KGaA
(Preference) 21,775 1,458,317
2,257,761
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 11,158 286,971
Industrial Conglomerates 0.7%
Siemens AG (Registered) 90,945 12,601,542

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
GERMANY
Insurance 0.9%
Allianz SE (Registered) 48,461 11,572,220
Hannover Rueck SE 7,093 1,208,045
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 16,707 4,475,243
17,255,508
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 10,890 624,696
Internet & Direct Marketing Retail 0.1%
Zalando SE Reg. S*(b) 20,166 1,023,650
Zalando SE Reg. S*∞(b) 5,968 303,697
IT Services 0.0%
†
Bechtle AG 10,302 581,381
Machinery 0.2%
Daimler Truck Holding AG* 48,342 1,342,991
GEA Group AG 17,480 722,212
KION Group AG 8,886 590,931
Knorr- Bremse AG 8,219 631,445
Rational AG 644 446,856
3,734,435
Multi-Utilities 0.3%
E.ON SE 268,574 3,123,432
RWE AG 76,622 3,342,124
6,465,556
Personal Products 0.1%
Beiersdorf AG 11,969 1,257,718
Pharmaceuticals 0.6%
Bayer AG (Registered) 116,557 7,974,506
Merck KGaA 15,437 3,232,953
11,207,459
Real Estate Management & Development 0.3%
Aroundtown SA 118,978 683,434
LEG Immobilien SE 8,773 1,001,894
Vonovia SE 87,196 4,077,043
5,762,371
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 154,906 5,292,119
Software 0.8%
Nemetschek SE 6,877 667,110
SAP SE 124,141 13,852,067
14,519,177
Textiles, Apparel & Luxury Goods 0.3%
adidas AG 22,695 5,299,653
Puma SE 12,362 1,055,158
6,354,811
Trading Companies & Distributors 0.1%
Brenntag SE 18,411 1,488,696
154,380,934
HONG KONG 2.4%
Banks 0.1%
Hang Seng Bank Ltd. 91,700 1,763,892
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 189,000 454,033
Common Stocks
Shares Value ($)
HONG KONG
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 145,000 6,833,411
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 469,220 643,955
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 72,000 481,781
CLP Holdings Ltd. 198,000 1,929,486
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 314,000 306,522
Power Assets Holdings Ltd. 172,000 1,120,363
3,838,152
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 251,000 2,139,372
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 935,545 588,551
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,358,266 1,642,978
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR* 24,061 183,826
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 24,500 1,330,105
Jardine Matheson Holdings
Ltd. 600 32,909
1,363,014
Insurance 0.8%
AIA Group Ltd. 1,438,000 15,055,045
Machinery 0.1%
Techtronic Industries Co. Ltd. 162,500 2,617,840
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 229,516 1,568,678
Hang Lung Properties Ltd. 244,000 490,913
Henderson Land
Development Co. Ltd. 158,775 659,159
Hongkong Land Holdings
Ltd. 133,400 637,652
Hongkong Land Holdings
Ltd. 8,100 39,513
New World Development Co.
Ltd. 171,231 695,287
Sino Land Co. Ltd. 425,000 548,706
Sun Hung Kai Properties Ltd. 158,500 1,888,077
Swire Pacific Ltd., Class A 56,500 344,775
Swire Properties Ltd. 138,400 343,144
Wharf Real Estate
Investment Co. Ltd. 191,500 946,325
8,162,229
Road & Rail 0.1%
MTR Corp. Ltd. 191,500 1,033,487
46,319,785

66 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
IRELAND 0.6%
Building Products 0.1%
Kingspan Group plc 18,466 1,794,744
Construction Materials 0.2%
CRH plc 91,078 3,646,727
Containers & Packaging 0.1%
Smurfit Kappa Group plc 28,659 1,270,246
Food Products 0.1%
Kerry Group plc, Class A 18,705 2,089,977
Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc*(a) 19,564 2,244,102
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 15,979 803,424
11,849,220
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 3,266 714,976
Banks 0.2%
Bank Hapoalim BM 132,866 1,309,984
Bank Leumi Le-Israel BM 171,475 1,840,793
Israel Discount Bank Ltd.,
Class A 137,812 856,287
Mizrahi Tefahot Bank Ltd. 15,695 610,532
4,617,596
Chemicals 0.1%
ICL Group Ltd. 80,791 960,499
IT Services 0.0%
†
Wix.com Ltd.* 6,979 729,026
Machinery 0.0%
†
Kornit Digital Ltd.* 5,534 457,607
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 131,179 1,231,771
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 5,444 477,640
Software 0.2%
Check Point Software
Technologies Ltd.* 12,317 1,702,948
Nice Ltd.* 7,503 1,642,486
3,345,434
12,534,549
ITALY 2.0%
Automobiles 0.2%
Ferrari NV 15,167 3,316,771
Banks 0.5%
FinecoBank Banca Fineco
SpA 71,528 1,086,352
Intesa Sanpaolo SpA 1,947,884 4,452,296
Mediobanca Banca di
Credito Finanziario SpA 72,175 731,279
UniCredit SpA 252,658 2,727,939
8,997,866
Beverages 0.1%
Coca-Cola HBC AG* 25,379 529,255
Common Stocks
Shares Value ($)
ITALY
Beverages
Davide Campari-Milano NV 63,753 741,569
1,270,824
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 42,276 474,106
Telecom Italia SpA 1,067,994 392,156
866,262
Electric Utilities 0.4%
Enel SpA 966,186 6,452,236
Terna - Rete Elettrica
Nazionale 166,292 1,430,215
7,882,451
Electrical Equipment 0.1%
Prysmian SpA 31,069 1,058,320
Gas Utilities 0.1%
Snam SpA 241,540 1,394,889
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,044 476,635
Health Care Providers & Services 0.0%
†
Amplifon SpA 15,663 699,383
Insurance 0.2%
Assicurazioni Generali
SpA (a) 133,977 3,065,605
Poste Italiane SpA Reg. S(b) 58,631 665,121
3,730,726
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 55,382 639,722
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 297,788 4,365,896
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 13,060 656,558
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 23,688 1,319,179
Transportation Infrastructure 0.1%
Atlantia SpA * 57,624 1,198,332
37,873,814
JAPAN 21.9%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.(a) 37,400 704,839
Yamato Holdings Co. Ltd. 34,000 636,490
1,341,329
Airlines 0.0%
†
ANA Holdings, Inc.*(a) 20,900 436,337
Japan Airlines Co. Ltd.*(a) 15,686 291,951
728,288
Auto Components 0.4%
Aisin Corp.(a) 17,300 591,099
Bridgestone Corp. 67,200 2,600,737
Denso Corp.(a) 51,700 3,299,049
Koito Manufacturing Co. Ltd.
(a) 13,300 538,440
Stanley Electric Co. Ltd. 17,200 324,819

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
JAPAN
Auto Components
Sumitomo Electric Industries
Ltd.(a) 87,800 1,044,214
8,398,358
Automobiles 1.8%
Honda Motor Co. Ltd.(a) 192,900 5,481,488
Isuzu Motors Ltd.(a) 68,100 879,800
Mazda Motor Corp.(a) 65,680 485,875
Nissan Motor Co. Ltd.* 277,400 1,234,881
Subaru Corp.(a) 73,000 1,159,675
Suzuki Motor Corp.(a) 42,500 1,456,826
Toyota Motor Corp.(a) 1,260,770 22,584,812
Yamaha Motor Co. Ltd. 36,300 813,519
34,096,876
Banks 1.1%
Chiba Bank Ltd. (The)(a) 61,400 361,919
Concordia Financial Group
Ltd.(a) 122,400 456,618
Japan Post Bank Co. Ltd.(a) 46,500 374,510
Mitsubishi UFJ Financial
Group, Inc.(a) 1,418,267 8,803,431
Mizuho Financial Group, Inc. 284,851 3,646,070
Resona Holdings, Inc.(a) 238,400 1,020,884
Shizuoka Bank Ltd. (The)(a) 52,900 373,586
Sumitomo Mitsui Financial
Group, Inc. 153,753 4,906,908
Sumitomo Mitsui Trust
Holdings, Inc.(a) 39,540 1,291,751
21,235,677
Beverages 0.2%
Asahi Group Holdings Ltd. 55,000 1,996,697
Ito En Ltd. 6,100 299,301
Kirin Holdings Co. Ltd. 100,200 1,498,563
Suntory Beverage & Food
Ltd. 17,100 652,056
4,446,617
Building Products 0.4%
AGC, Inc. 23,800 951,205
Daikin Industries Ltd. 29,800 5,425,832
Lixil Corp.(a) 32,000 595,489
TOTO Ltd. 16,900 678,843
7,651,369
Capital Markets 0.2%
Daiwa Securities Group, Inc.
(a) 178,300 1,009,576
Japan Exchange Group, Inc. 60,900 1,134,733
Nomura Holdings, Inc.(a) 357,700 1,498,936
SBI Holdings, Inc.(a) 29,190 737,686
4,380,931
Chemicals 0.8%
Asahi Kasei Corp. 149,500 1,294,116
JSR Corp.(a) 23,400 689,956
Kansai Paint Co. Ltd. 22,200 356,683
Mitsubishi Chemical Holdings
Corp.(a) 150,200 999,408
Mitsubishi Gas Chemical
Co., Inc.(a) 18,400 312,400
Mitsui Chemicals, Inc.(a) 22,000 554,193
Nippon Paint Holdings Co.
Ltd. 89,000 780,987
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Sanso Holdings
Corp. 20,000 380,029
Nissan Chemical Corp.(a) 14,900 874,499
Nitto Denko Corp. 17,300 1,239,845
Shin-Etsu Chemical Co. Ltd. 41,800 6,369,705
Sumitomo Chemical Co. Ltd.
(a) 183,700 842,095
Toray Industries, Inc. 159,700 832,367
Tosoh Corp. 31,700 468,789
15,995,072
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.
(a) 27,700 650,594
Secom Co. Ltd.(a) 24,200 1,753,452
Sohgo Security Services Co.
Ltd. 8,300 271,045
Toppan, Inc. 29,000 512,328
3,187,419
Construction & Engineering 0.1%
Kajima Corp.(a) 54,800 667,382
Obayashi Corp. 82,500 606,627
Shimizu Corp.(a) 70,400 423,106
Taisei Corp.(a) 21,000 607,070
2,304,185
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 80,200 373,279
ORIX Corp. 143,800 2,870,102
Tokyo Century Corp.(a) 4,800 176,131
3,419,512
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 141,856 4,121,890
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc.(a) 71,400 739,749
Kansai Electric Power Co.,
Inc. (The)(a) 78,800 743,461
Tokyo Electric Power Co.
Holdings, Inc.* 173,600 573,949
2,057,159
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 15,000 748,114
Mitsubishi Electric Corp. 217,600 2,504,530
Nidec Corp.(a) 53,400 4,230,656
7,483,300
Electronic Equipment, Instruments & Components 1.3%
Azbil Corp.(a) 15,500 516,271
Hamamatsu Photonics KK 16,900 899,445
Hirose Electric Co. Ltd.(a) 3,694 536,758
Ibiden Co. Ltd. 13,300 652,399
Keyence Corp. 23,144 10,760,292
Kyocera Corp. 37,300 2,096,585
Murata Manufacturing Co.
Ltd. 68,000 4,495,186
Omron Corp. 22,500 1,500,136
Shimadzu Corp. 28,200 971,060
TDK Corp. 44,900 1,621,156

68 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Yokogawa Electric Corp.(a) 28,800 491,327
24,540,615
Entertainment 0.5%
Capcom Co. Ltd. 22,200 536,855
Koei Tecmo Holdings Co.
Ltd.(a) 7,410 242,320
Konami Holdings Corp.(a) 10,700 676,320
Nexon Co. Ltd. 58,600 1,402,257
Nintendo Co. Ltd. 13,000 6,559,317
Square Enix Holdings Co.
Ltd. 9,700 429,391
Toho Co. Ltd. 13,000 491,506
10,337,966
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 251 675,417
GLP J-REIT 516 785,392
Japan Metropolitan Fund
Invest 852 719,943
Japan Real Estate
Investment Corp. 149 780,761
Nippon Building Fund, Inc. 186 1,056,244
Nippon Prologis REIT, Inc. 230 672,709
Nomura Real Estate Master
Fund, Inc. 528 698,112
Orix JREIT, Inc. 304 412,128
5,800,706
Food & Staples Retailing 0.4%
Aeon Co. Ltd.(a) 75,700 1,614,966
Cosmos Pharmaceutical
Corp. 2,300 279,373
Kobe Bussan Co. Ltd. 17,300 531,427
Lawson, Inc. 6,200 236,958
Seven & i Holdings Co. Ltd. 90,300 4,296,494
Tsuruha Holdings, Inc. 4,700 298,496
Welcia Holdings Co. Ltd. 12,400 305,099
7,562,813
Food Products 0.3%
Ajinomoto Co., Inc. 54,300 1,541,959
Kikkoman Corp.(a) 17,000 1,125,927
MEIJI Holdings Co. Ltd.(a) 14,280 774,450
Nisshin Seifun Group, Inc.(a) 20,923 292,097
Nissin Foods Holdings Co.
Ltd.(a) 8,000 561,779
Toyo Suisan Kaisha Ltd. 11,200 400,516
Yakult Honsha Co. Ltd.(a) 15,200 811,297
5,508,025
Gas Utilities 0.1%
Osaka Gas Co. Ltd.(a) 47,700 818,916
Tokyo Gas Co. Ltd. 42,100 771,203
1,590,119
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd. 22,900 448,075
Hoya Corp. 44,000 5,020,915
Olympus Corp.(a) 132,100 2,509,687
Sysmex Corp. 19,600 1,423,243
Terumo Corp. 77,400 2,344,117
11,746,037
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services 0.0%
†
Medipal Holdings Corp.(a) 20,500 337,834
Health Care Technology 0.1%
M3, Inc. 51,800 1,874,721
Hotels, Restaurants & Leisure 0.3%
McDonald's Holdings Co.
Japan Ltd. 9,826 409,264
Oriental Land Co. Ltd.(a) 23,500 4,486,656
4,895,920
Household Durables 1.1%
Iida Group Holdings Co. Ltd.
(a) 17,300 299,460
Open House Group Co. Ltd.
(a) 9,800 433,657
Panasonic Holdings Corp. 263,000 2,546,928
Rinnai Corp. 4,700 351,892
Sekisui Chemical Co. Ltd. 45,300 648,809
Sekisui House Ltd. 74,000 1,434,826
Sharp Corp.(a) 22,900 214,452
Sony Group Corp. 149,900 15,471,326
21,401,350
Household Products 0.1%
Lion Corp.(a) 27,600 307,668
Unicharm Corp. 46,700 1,660,784
1,968,452
Industrial Conglomerates 0.4%
Hitachi Ltd. 114,400 5,732,410
Toshiba Corp.(a) 47,600 1,806,215
7,538,625
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 119,300 2,427,040
Japan Post Holdings Co. Ltd. 285,500 2,097,117
Japan Post Insurance Co.
Ltd.(a) 25,500 446,068
MS&AD Insurance Group
Holdings, Inc.(a) 53,241 1,729,819
Sompo Holdings, Inc. 37,250 1,638,522
T&D Holdings, Inc.(a) 63,700 864,205
Tokio Marine Holdings, Inc. 73,600 4,280,736
13,483,507
Interactive Media & Services 0.1%
Kakaku.com, Inc. 15,800 353,375
Z Holdings Corp. 322,500 1,400,253
1,753,628
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.*(a) 12,900 334,524
Rakuten Group, Inc.(a) 99,500 784,403
ZOZO, Inc.(a) 15,200 403,807
1,522,734
IT Services 0.6%
Fujitsu Ltd. 23,600 3,518,341
GMO Payment Gateway, Inc. 4,900 500,244
Itochu Techno-Solutions
Corp. 11,300 288,617
NEC Corp. 29,400 1,233,375
Nomura Research Institute
Ltd. 40,915 1,338,135
NTT Data Corp. 74,900 1,469,062
Obic Co. Ltd. 8,300 1,243,659

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
JAPAN
IT Services
Otsuka Corp. 14,000 497,150
SCSK Corp. 17,100 293,037
TIS, Inc. 26,900 629,168
11,010,788
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 24,200 1,833,265
Shimano, Inc. 8,900 2,035,743
Yamaha Corp.(a) 14,900 649,760
4,518,768
Machinery 1.1%
Daifuku Co. Ltd.(a) 12,500 892,967
FANUC Corp. 22,600 3,974,400
Hino Motors Ltd.(a) 29,100 170,262
Hitachi Construction
Machinery Co. Ltd.(a) 13,400 347,235
Hoshizaki Corp. 5,800 397,812
Komatsu Ltd. 103,300 2,478,753
Kubota Corp. 122,200 2,291,003
Kurita Water Industries Ltd. 11,200 413,395
Makita Corp.(a) 25,700 823,137
MINEBEA MITSUMI, Inc.(a) 42,200 919,279
MISUMI Group, Inc. 33,400 993,773
Mitsubishi Heavy Industries
Ltd.(a) 38,000 1,251,450
Miura Co. Ltd.(a) 10,000 246,631
NGK Insulators Ltd.(a) 33,600 479,705
SMC Corp. 6,700 3,742,039
Toyota Industries Corp. 17,500 1,204,525
Yaskawa Electric Corp. 28,600 1,117,010
21,743,376
Marine 0.1%
Mitsui OSK Lines Ltd.(a) 40,800 1,132,635
Nippon Yusen KK(a) 18,700 1,634,242
2,766,877
Media 0.1%
CyberAgent , Inc. 47,600 590,179
Dentsu Group, Inc. 24,501 1,001,917
Hakuhodo DY Holdings, Inc.
(a) 31,200 392,066
1,984,162
Metals & Mining 0.2%
Hitachi Metals Ltd.* 23,900 399,892
JFE Holdings, Inc.(a) 57,200 804,960
Nippon Steel Corp.(a) 104,344 1,849,773
Sumitomo Metal Mining Co.
Ltd.(a) 30,100 1,519,832
4,574,457
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 47,000 753,817
Ryohin Keikaku Co. Ltd. 32,800 382,525
1,136,342
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 366,739 1,378,396
Idemitsu Kosan Co. Ltd.(a) 23,556 649,881
Inpex Corp. 117,800 1,398,816
3,427,093
Common Stocks
Shares Value ($)
JAPAN
Paper & Forest Products 0.0%
†
Oji Holdings Corp.(a) 101,000 502,122
Personal Products 0.3%
Kao Corp. 56,700 2,327,634
Kobayashi Pharmaceutical
Co. Ltd. 6,100 489,029
Kose Corp.(a) 4,200 439,272
Pola Orbis Holdings, Inc. 13,200 171,758
Shiseido Co. Ltd. 48,000 2,432,687
5,860,380
Pharmaceuticals 1.2%
Astellas Pharma, Inc. 218,400 3,423,709
Chugai Pharmaceutical Co.
Ltd. 78,300 2,618,612
Daiichi Sankyo Co. Ltd. 205,700 4,512,738
Eisai Co. Ltd. 28,900 1,339,313
Kyowa Kirin Co. Ltd. 31,500 730,811
Nippon Shinyaku Co. Ltd. 5,400 367,163
Ono Pharmaceutical Co. Ltd. 43,600 1,094,994
Otsuka Holdings Co. Ltd. 47,200 1,632,762
Santen Pharmaceutical Co.
Ltd. 42,900 429,450
Shionogi & Co. Ltd.(a) 30,900 1,897,688
Sumitomo Pharma Co. Ltd.
(a) 24,600 242,930
Taisho Pharmaceutical
Holdings Co. Ltd.(a) 3,400 157,704
Takeda Pharmaceutical Co.
Ltd.(a) 188,649 5,399,104
23,846,978
Professional Services 0.4%
Benefit One, Inc.(a) 9,600 200,996
Nihon M&A Center Holdings,
Inc. 34,600 480,820
Persol Holdings Co. Ltd. 19,600 439,345
Recruit Holdings Co. Ltd. 161,000 7,048,140
8,169,301
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd.(a) 7,900 838,186
Daiwa House Industry Co.
Ltd. 68,600 1,792,226
Hulic Co. Ltd. 45,400 407,632
Mitsubishi Estate Co. Ltd. 137,700 2,047,943
Mitsui Fudosan Co. Ltd. 109,200 2,336,333
Nomura Real Estate
Holdings, Inc. 13,200 316,115
Sumitomo Realty &
Development Co. Ltd.(a) 36,400 1,006,134
8,744,569
Road & Rail 0.5%
Central Japan Railway Co.(a) 16,800 2,189,675
East Japan Railway Co. 35,376 2,053,223
Hankyu Hanshin Holdings,
Inc. 25,700 743,379
Keio Corp.(a) 13,099 511,388
Keisei Electric Railway Co.
Ltd.(a) 14,400 400,772

70 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Kintetsu Group Holdings Co.
Ltd.(a) 20,200 577,911
Nippon Express Holdings,
Inc. 8,700 598,017
Odakyu Electric Railway Co.
Ltd.(a) 34,200 567,886
Tobu Railway Co. Ltd. 23,800 579,054
Tokyu Corp. 63,200 820,883
West Japan Railway Co. 26,300 1,091,609
10,133,797
Semiconductors & Semiconductor Equipment 0.9%
Advantest Corp. 24,000 1,882,479
Disco Corp.(a) 3,500 976,294
Lasertec Corp. 8,900 1,496,294
Renesas Electronics Corp.* 152,800 1,768,075
Rohm Co. Ltd. 10,600 823,850
SUMCO Corp. 35,400 580,833
Tokyo Electron Ltd. 17,800 9,139,841
16,667,666
Software 0.1%
Oracle Corp. Japan 4,300 298,616
Trend Micro, Inc. 16,600 969,011
1,267,627
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 7,000 3,596,086
Hikari Tsushin, Inc.(a) 2,400 273,364
Nitori Holdings Co. Ltd. 9,700 1,218,143
USS Co. Ltd. 29,200 491,140
5,578,733
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd.(a) 27,200 495,318
Canon, Inc.(a) 117,300 2,855,393
FUJIFILM Holdings Corp. 42,600 2,606,132
Ricoh Co. Ltd.(a) 82,400 714,888
Seiko Epson Corp.(a) 32,700 490,263
7,161,994
Tobacco 0.1%
Japan Tobacco, Inc. 142,600 2,441,048
Trading Companies & Distributors 1.1%
ITOCHU Corp.(a) 141,400 4,796,577
Marubeni Corp.(a) 181,500 2,117,479
Mitsubishi Corp.(a) 150,500 5,670,552
Mitsui & Co. Ltd.(a) 183,600 5,001,211
MonotaRO Co. Ltd. 31,600 677,175
Sumitomo Corp.(a) 136,100 2,360,030
Toyota Tsusho Corp. 24,500 1,008,095
21,631,119
Wireless Telecommunication Services 0.9%
KDDI Corp.(a) 191,500 6,290,066
SoftBank Corp.(a) 340,400 3,978,525
SoftBank Group Corp. 143,300 6,445,222
16,713,813
422,592,044
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 546,130
Common Stocks
Shares Value ($)
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 15,721 1,558,467
Metals & Mining 0.1%
ArcelorMittal SA(a) 75,793 2,436,231
3,994,698
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 264,000 1,569,027
Sands China Ltd.* 308,300 739,941
2,308,968
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 848,508 0
NETHERLANDS 5.3%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(a)(b) 50,658 648,070
ING Groep NV 460,689 4,814,558
5,462,628
Beverages 0.2%
Heineken Holding NV 13,473 1,054,488
Heineken NV(a) 31,089 2,963,992
4,018,480
Biotechnology 0.1%
Argenx SE* 5,385 1,693,299
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 10,246 930,379
Chemicals 0.3%
Akzo Nobel NV 22,677 1,948,321
Koninklijke DSM NV 20,840 3,724,512
5,672,833
Diversified Financial Services 0.1%
EXOR NV 12,587 960,036
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 410,074 1,424,193
Entertainment 0.1%
Universal Music Group NV 86,789 2,304,040
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 124,401 3,999,025
Food Products 0.0%
†
JDE Peet's NV 9,429 269,755
Health Care Equipment & Supplies 0.2%
Koninklijke Philips NV 108,429 3,317,168
Insurance 0.1%
Aegon NV 220,482 1,163,588
NN Group NV 32,872 1,656,775
2,820,363
IT Services 0.2%
Adyen NV Reg. S*(b) 2,368 4,678,152
Oil, Gas & Consumable Fuels 1.3%
Shell plc(a) 913,482 25,069,383

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services 0.2%
Randstad NV(a) 13,972 838,632
Wolters Kluwer NV 31,498 3,352,947
4,191,579
Semiconductors & Semiconductor Equipment 1.8%
ASM International NV 5,522 2,001,726
ASML Holding NV 48,986 32,673,638
34,675,364
Trading Companies & Distributors 0.1%
IMCD NV 6,815 1,158,739
102,645,416
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 222,747 705,730
Electric Utilities 0.0%
†
Mercury NZ Ltd. 82,594 339,320
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 68,471 1,150,546
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd.(a) 56,138 363,826
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 151,540 528,256
Software 0.1%
Xero Ltd.*(a) 16,105 1,219,819
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 148,060 800,646
5,108,143
NORWAY 0.7%
Banks 0.1%
DNB Bank ASA 111,163 2,516,776
Diversified Telecommunication Services 0.1%
Telenor ASA(a) 86,178 1,238,610
Food Products 0.1%
Mowi ASA 51,434 1,386,570
Orkla ASA 92,531 822,909
2,209,479
Insurance 0.0%
†
Gjensidige Forsikring ASA(a) 24,367 604,499
Media 0.0%
†
Schibsted ASA, Class A 9,510 233,600
Schibsted ASA, Class B 12,017 255,894
489,494
Metals & Mining 0.1%
Norsk Hydro ASA 161,292 1,571,661
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA(a) 15,072 561,601
Equinor ASA 113,516 4,259,478
4,821,079
13,451,598
Common Stocks
Shares Value ($)
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA*(a) 24,393 153,323
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 337,597 1,662,803
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA 33,863 811,249
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 62,894 795,917
3,269,969
SAUDI ARABIA 0.0%
†
Internet & Direct Marketing Retail 0.0%
†
Delivery Hero SE Reg. S*(b) 19,153 843,660
SINGAPORE 1.4%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 185,100 561,086
Airlines 0.0%
†
Singapore Airlines Ltd.* 160,114 646,287
Banks 0.7%
DBS Group Holdings Ltd. 216,600 5,694,488
Oversea-Chinese Banking
Corp. Ltd. 406,900 3,698,330
United Overseas Bank Ltd. 143,600 3,368,288
12,761,106
Capital Markets 0.0%
†
Singapore Exchange Ltd. 99,400 728,922
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 983,950 1,910,975
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 423,122
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 405,407 874,224
CapitaLand Integrated
Commercial Trust 583,370 966,099
Mapletree Commercial
Trust∞ 281,700 391,790
Mapletree Logistics Trust 326,404 444,073
2,676,186
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 706,796 423,379
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 182,400 861,231
Real Estate Management & Development 0.1%
Capitaland Investment Ltd.* 299,297 877,417
City Developments Ltd. 41,500 240,233
UOL Group Ltd. 47,500 246,221
1,363,871
Road & Rail 0.0%
†
Grab Holdings Ltd., Class
A*(a) 128,784 450,744

72 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SINGAPORE
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 81,277 3,530,771
26,337,680
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American plc 152,403 7,860,410
SPAIN 2.3%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA(a) 793,544 4,537,303
Banco Santander SA 2,068,999 7,020,042
CaixaBank SA 513,413 1,730,405
13,287,750
Biotechnology 0.0%
†
Grifols SA(a) 37,919 685,936
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 30,888 830,286
Ferrovial SA 56,462 1,494,768
2,325,054
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 60,366 2,893,467
Telefonica SA 615,622 2,988,170
5,881,637
Electric Utilities 0.5%
Endesa SA 36,097 787,739
Iberdrola SA 687,293 7,480,740
Red Electrica Corp. SA 49,846 1,023,717
9,292,196
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA*(a) 27,758 487,290
Gas Utilities 0.1%
Enagas SA 28,047 623,239
Naturgy Energy Group SA(a) 23,541 702,995
1,326,234
Independent Power and Renewable Electricity Producers
0.1%
EDP Renovaveis SA 35,146 905,220
IT Services 0.2%
Amadeus IT Group SA* 54,254 3,533,890
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 168,749 2,218,892
Specialty Retail 0.1%
Industria de Diseno Textil SA 129,570 2,819,294
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 9,147 1,515,258
44,278,651
SWEDEN 3.3%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 190,959 2,067,714
Common Stocks
Shares Value ($)
SWEDEN
Banks
Svenska Handelsbanken AB,
Class A 168,452 1,550,292
Swedbank AB, Class A(a) 109,936 1,640,668
5,258,674
Building Products 0.3%
Assa Abloy AB, Class B 119,938 3,233,950
Nibe Industrier AB, Class B 166,297 1,832,748
5,066,698
Capital Markets 0.1%
EQT AB 34,301 1,343,248
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 38,118 429,469
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B(a) 346,315 3,168,776
Construction & Engineering 0.0%
†
Skanska AB, Class B(a) 39,600 885,914
Diversified Financial Services 0.4%
Industrivarden AB, Class A 16,177 459,770
Industrivarden AB, Class C 20,799 580,416
Investor AB, Class A(a) 59,635 1,385,479
Investor AB, Class B 216,615 4,704,016
Kinnevik AB, Class B*(a) 27,641 719,380
L E Lundbergforetagen AB,
Class B 9,028 458,603
8,307,664
Diversified Telecommunication Services 0.1%
Telia Co. AB 324,210 1,298,335
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 228,707 3,208,688
Entertainment 0.0%
†
Embracer Group AB*(a) 66,395 556,405
Health Care Equipment & Supplies 0.0%
†
Getinge AB, Class B 27,352 1,088,747
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 20,062 2,047,420
Household Durables 0.0%
†
Electrolux AB, Class B(a) 26,142 395,538
Household Products 0.1%
Essity AB, Class B(a) 73,947 1,742,299
Industrial Conglomerates 0.1%
Investment AB Latour , Class
B 16,568 526,304
Lifco AB, Class B 27,875 707,398
1,233,702
Machinery 0.9%
Alfa Laval AB 37,403 1,286,240
Atlas Copco AB, Class A 80,149 4,159,613
Atlas Copco AB, Class B 45,383 2,058,128
Epiroc AB, Class A 78,853 1,687,348
Epiroc AB, Class B 45,014 810,273
Husqvarna AB, Class B 48,561 506,150
Sandvik AB 135,381 2,874,193
SKF AB, Class B(a) 44,290 719,929

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Volvo AB, Class A(a) 24,422 466,810
Volvo AB, Class B 170,580 3,181,574
17,750,258
Metals & Mining 0.1%
Boliden AB 31,767 1,610,931
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB(a) 24,411 1,034,893
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B(a) 71,363 1,385,635
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B*(a) 12,738 833,534
Sagax AB, Class B 19,259 582,606
1,416,140
Software 0.0%
†
Sinch AB Reg. S*(a)(b) 61,991 419,747
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B(a) 83,759 1,118,578
Tobacco 0.1%
Swedish Match AB 192,648 1,449,107
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 56,034 845,932
63,062,798
SWITZERLAND 10.1%
Building Products 0.1%
Geberit AG (Registered) 4,280 2,634,805
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 316,976 2,500,977
Julius Baer Group Ltd. 26,765 1,552,550
Partners Group Holding AG 2,708 3,364,330
UBS Group AG (Registered) 415,651 8,120,575
15,538,432
Chemicals 0.6%
Clariant AG (Registered)* 25,170 435,844
EMS- Chemie Holding AG
(Registered) 856 828,114
Givaudan SA (Registered)(a) 1,086 4,470,454
Sika AG (Registered) 16,736 5,513,788
11,248,200
Construction Materials 0.2%
Holcim Ltd.* 62,924 3,072,050
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)
(a) 3,110 1,867,207
Electrical Equipment 0.3%
ABB Ltd. (Registered)(a) 193,553 6,262,127
Food Products 2.5%
Barry Callebaut AG
(Registered) 434 1,016,272
Chocoladefabriken Lindt &
Spruengli AG 126 1,494,212
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products
Chocoladefabriken Lindt &
Spruengli AG (Registered) 13 1,570,323
Nestle SA (Registered) 333,904 43,347,689
47,428,496
Health Care Equipment & Supplies 0.5%
Alcon, Inc. 59,941 4,734,926
Sonova Holding AG
(Registered) 6,301 2,628,153
Straumann Holding AG
(Registered) 1,236 1,977,777
9,340,856
Insurance 0.6%
Baloise Holding AG
(Registered) 5,227 931,422
Swiss Life Holding AG
(Registered) 3,656 2,333,576
Zurich Insurance Group AG 17,807 8,779,361
12,044,359
Life Sciences Tools & Services 0.4%
Bachem Holding AG
(Registered), Class B 741 406,624
Lonza Group AG
(Registered) 8,797 6,373,280
6,779,904
Machinery 0.1%
Schindler Holding AG 4,816 1,026,786
Schindler Holding AG
(Registered) 2,558 542,374
VAT Group AG Reg. S(b) 3,229 1,231,216
2,800,376
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 6,437 1,823,898
Pharmaceuticals 3.0%
Novartis AG (Registered) 260,470 22,843,600
Roche Holding AG 87,153 34,629,207
Vifor Pharma AG* 5,784 1,031,236
58,504,043
Professional Services 0.1%
Adecco Group AG
(Registered) 17,657 799,170
SGS SA (Registered) 702 1,950,588
2,749,758
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 8,889 876,266
Software 0.0%
†
Temenos AG (Registered) 8,324 797,577
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 21,113 1,564,713
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 61,813 7,840,886
Swatch Group AG (The) 3,329 945,965

74 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)
(Registered) 6,136 333,168
9,120,019
194,453,086
TAIWAN 0.2%
Entertainment 0.2%
Sea Ltd., ADR*(a) 37,964 4,547,708
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.7%
Aerospace & Defense 0.3%
BAE Systems plc 379,893 3,581,047
Rolls-Royce Holdings plc* 1,000,834 1,315,896
4,896,943
Banks 1.5%
Barclays plc 1,985,111 3,856,297
HSBC Holdings plc 2,413,520 16,537,562
Lloyds Banking Group plc 8,386,734 5,134,344
Natwest Group plc 671,367 1,889,105
Standard Chartered plc 309,970 2,055,518
29,472,826
Beverages 0.8%
Coca-Cola Europacific
Partners plc 23,906 1,162,071
Diageo plc 276,294 13,964,785
15,126,856
Capital Markets 0.5%
3i Group plc 116,799 2,112,769
Abrdn plc 269,980 755,636
Hargreaves Lansdown plc 40,634 535,360
London Stock Exchange
Group plc 39,600 4,137,239
Schroders plc 15,324 645,769
St James's Place plc 62,388 1,176,297
9,363,070
Chemicals 0.1%
Croda International plc 16,485 1,694,198
Johnson Matthey plc 24,344 596,522
2,290,720
Commercial Services & Supplies 0.1%
Rentokil Initial plc 221,090 1,522,782
Diversified Financial Services 0.0%
†
M&G plc 320,496 928,333
Diversified Telecommunication Services 0.1%
BT Group plc 1,040,578 2,480,120
Electric Utilities 0.1%
SSE plc 126,152 2,888,552
Electronic Equipment, Instruments & Components 0.1%
Halma plc 44,830 1,463,327
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 100,664 697,240
Land Securities Group plc 88,471 908,249
Segro plc 140,771 2,479,835
4,085,324
Common Stocks
Shares Value ($)
UNITED KINGDOM
Food & Staples Retailing 0.3%
J Sainsbury plc 203,562 674,051
Ocado Group plc* 58,591 895,605
Tesco plc 910,497 3,291,757
4,861,413
Food Products 0.0%
†
Associated British Foods plc 42,130 914,955
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 106,494 1,697,472
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 211,492 4,557,879
Entain plc* 68,086 1,460,343
InterContinental Hotels
Group plc 22,277 1,508,530
Whitbread plc* 22,853 850,429
8,377,181
Household Durables 0.2%
Barratt Developments plc 117,831 803,929
Berkeley Group Holdings
plc* 12,674 616,895
Persimmon plc 37,887 1,065,621
Taylor Wimpey plc 414,579 707,435
3,193,880
Household Products 0.3%
Reckitt Benckiser Group plc 84,619 6,468,023
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 313,516 2,298,593
DCC plc 11,202 868,210
Melrose Industries plc 518,002 838,490
Smiths Group plc 45,107 855,041
4,860,334
Insurance 0.6%
Admiral Group plc 24,267 812,918
Aviva plc 457,016 2,697,729
Legal & General Group plc 704,110 2,496,689
Phoenix Group Holdings plc 80,143 642,570
Prudential plc 325,847 4,813,339
11,463,245
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 110,298 913,063
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(b) 21,868 734,020
Machinery 0.2%
CNH Industrial NV 122,705 1,942,921
Spirax-Sarco Engineering plc 8,699 1,425,528
3,368,449
Media 0.2%
Informa plc* 177,670 1,394,398
Pearson plc 88,677 866,366
WPP plc 140,642 1,840,474
4,101,238
Multiline Retail 0.1%
Next plc 15,817 1,247,258
Multi-Utilities 0.3%
National Grid plc 430,228 6,608,171

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
UNITED KINGDOM
Oil, Gas & Consumable Fuels 0.6%
BP plc 2,342,669 11,448,704
Personal Products 0.7%
Unilever plc 304,699 13,792,673
Pharmaceuticals 1.3%
AstraZeneca plc 184,163 24,422,078
Professional Services 0.7%
Experian plc 110,646 4,267,064
Intertek Group plc 19,234 1,313,498
RELX plc 230,848 7,187,992
12,768,554
Software 0.1%
AVEVA Group plc 13,500 431,011
Sage Group plc (The) 125,635 1,152,114
1,583,125
Specialty Retail 0.1%
JD Sports Fashion plc 313,475 607,044
Kingfisher plc 246,989 824,290
1,431,334
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 47,354 1,034,076
Tobacco 0.7%
British American Tobacco plc 257,849 10,784,896
Imperial Brands plc 110,704 2,330,989
13,115,885
Trading Companies & Distributors 0.3%
Ashtead Group plc 52,628 3,317,570
Bunzl plc 39,700 1,543,547
4,861,117
Water Utilities 0.1%
Severn Trent plc 30,249 1,220,970
United Utilities Group plc 78,756 1,160,818
2,381,788
Wireless Telecommunication Services 0.3%
Vodafone Group plc 3,221,204 5,284,925
225,451,814
UNITED STATES 2.0%
Automobiles 0.2%
Stellantis NV 241,652 3,914,308
Construction Materials 0.1%
James Hardie Industries plc
CHDI 52,915 1,592,413
Electrical Equipment 0.5%
Schneider Electric SE 64,003 10,685,716
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 59,687 899,571
Health Care Equipment & Supplies 0.0%
†
Inmode Ltd.* 5,937 219,135
Insurance 0.2%
Swiss Re AG 35,697 3,396,861
Internet & Direct Marketing Retail 0.0%
†
Fiverr International Ltd.*(a) 3,496 265,941
Life Sciences Tools & Services 0.1%
QIAGEN NV* 27,488 1,349,270
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 0.7%
GlaxoSmithKline plc 597,515 12,884,778
Software 0.0%
†
CyberArk Software Ltd.*(a) 4,491 757,856
Trading Companies & Distributors 0.2%
Ferguson plc 26,336 3,574,848
39,540,697
Total Common Stocks
(cost $1,355,034,453) 1,896,602,803
Repurchase Agreements 7.6%
Principal
Amount ($)
Bank of America
NA, 0.30%, dated
3/31/2022, due
4/1/2022, repurchase
price $15,000,125,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045;
total market value
$15,300,000.(c) 15,000,000 15,000,000
BofA Securities,
Inc., 0.30%, dated
3/31/2022, due
4/1/2022, repurchase
price $20,000,167,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
7/20/2050 - 2/20/2052;
total market value
$20,400,000.(c) 20,000,000 20,000,000
Cantor Fitzgerald &
Co., 0.26%, dated
3/31/2022, due
4/1/2022, repurchase
price $10,000,073,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.50%, maturing
4/30/2022 - 11/15/2051;
total market value
$10,200,001.(c) 10,000,000 10,000,000

76 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.29%, dated
3/31/2022, due
4/1/2022, repurchase
price $16,214,028,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$16,538,175.(c) 16,213,897 16,213,897
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase
price $30,000,259,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $30,612,509.(c) 30,000,000 30,000,000
NatWest Markets
Securities, Inc., 0.30%,
dated 3/30/2022, due
4/6/2022, repurchase
price $35,002,042,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029;
total market value
$35,700,607.(c) 35,000,000 35,000,000
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase
price $20,000,184,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$20,400,000.(c) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $146,213,897) 146,213,897
Total Investments
(cost $1,501,248,350) — 105.8% 2,042,816,700
Liabilities in excess of other assets
— (5.8)% (112,347,418)
NET ASSETS — 100.0%
$ 1,930,469,282
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $209,719,157, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $146,213,897 and by $81,540,598 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/12/2022 – 2/15/2052, a total value of
$227,754,495.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $30,819,521 which represents 1.60% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $146,213,897.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 77
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 232 6/2022 EUR 9,811,730 285,866
FTSE 100 Index 66 6/2022 GBP 6,490,429 210,089
Nikkei 225 Index 59 6/2022 JPY 6,735,276 508,721
SPI 200 Index 30 6/2022 AUD 4,197,402 148,892
Net contracts 1,153,568
As of March 31, 2022, the Fund had $2,102,840 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

78 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 79
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 22,870,860 $ – $ 22,870,860
Air Freight & Logistics – 11,788,244 – 11,788,244
Airlines – 2,311,306 – 2,311,306
Auto Components – 12,907,591 – 12,907,591
Automobiles – 59,414,191 – 59,414,191
Banks – 169,011,514 – 169,011,514
Beverages 1,162,071 38,682,868 – 39,844,939
Biotechnology – 16,485,444 – 16,485,444
Building Products – 21,527,937 – 21,527,937
Capital Markets 198,779 54,210,579 – 54,409,358
Chemicals – 63,644,774 – 63,644,774
Commercial Services & Supplies – 6,400,533 – 6,400,533
Communications Equipment – 6,688,966 – 6,688,966
Construction & Engineering – 13,975,683 – 13,975,683
Construction Materials – 9,314,667 – 9,314,667
Containers & Packaging – 1,270,246 – 1,270,246
Diversified Consumer Services – 582,194 – 582,194
Diversified Financial Services 509,166 15,819,701 – 16,328,867
Diversified Telecommunication Services – 35,961,865 – 35,961,865
Electric Utilities – 34,783,288 – 34,783,288
Electrical Equipment – 33,662,071 – 33,662,071
Electronic Equipment, Instruments &
Components – 29,635,752 – 29,635,752
Energy Equipment & Services – 899,571 – 899,571
Entertainment 4,547,708 14,211,943 – 18,759,651
Equity Real Estate Investment Trusts
(REITs) – 26,613,425 – 26,613,425
Food & Staples Retailing – 27,819,019 – 27,819,019
Food Products – 64,070,889 – 64,070,889
Gas Utilities – 7,012,376 – 7,012,376
Health Care Equipment & Supplies 219,135 38,659,483 – 38,878,618
Health Care Providers & Services – 7,634,666 – 7,634,666
Health Care Technology – 1,874,721 – 1,874,721
Hotels, Restaurants & Leisure 183,826 26,161,989 – 26,345,815
Household Durables – 25,478,147 – 25,478,147
Household Products – 12,436,535 – 12,436,535
Independent Power and Renewable
Electricity Producers – 1,720,447 – 1,720,447
Industrial Conglomerates 1,330,105 27,128,343 – 28,458,448
Insurance – 96,381,983 – 96,381,983
Interactive Media & Services – 5,059,058 – 5,059,058
Internet & Direct Marketing Retail 265,941 10,273,846 – 10,539,787
IT Services 729,026 28,457,958 – 29,186,984
Leisure Products – 4,518,768 – 4,518,768
Life Sciences Tools & Services – 11,042,597 – 11,042,597
Machinery 457,607 55,559,572 – 56,017,179
Marine – 8,332,991 – 8,332,991
Media – 9,359,617 – 9,359,617
Metals & Mining – 75,464,178 – 75,464,178
Multiline Retail – 7,416,822 – 7,416,822
Multi-Utilities – 18,345,841 – 18,345,841
Oil, Gas & Consumable Fuels – 77,559,659 – 77,559,659
Paper & Forest Products – 6,388,390 – 6,388,390
Personal Products – 32,835,092 – 32,835,092
Pharmaceuticals 2,263,007 169,822,616 – 172,085,623
Professional Services – 31,494,703 – 31,494,703
Real Estate Management & Development 637,652 27,600,799 – 28,238,451
Road & Rail 450,744 11,747,622 – 12,198,366

80 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Index Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 60,165,920 $ – $ 60,165,920
Software 2,460,804 25,962,762 – 28,423,566
Specialty Retail – 11,389,869 – 11,389,869
Technology Hardware, Storage &
Peripherals – 8,726,707 – 8,726,707
Textiles, Apparel & Luxury Goods – 59,698,005 – 59,698,005
Tobacco – 17,006,040 – 17,006,040
Trading Companies & Distributors 803,424 33,214,685 – 34,018,109
Transportation Infrastructure – 8,659,422 – 8,659,422
Water Utilities – 2,381,788 – 2,381,788
Wireless Telecommunication Services – 22,844,670 – 22,844,670
Total Common Stocks $ 16,218,995 $ 1,880,383,808 $ – $ 1,896,602,803
Futures Contracts 1,153,568 – – 1,153,568
Repurchase Agreements – 146,213,897 – 146,213,897
Total $ 17,372,563 $ 2,026,597,705 $ – $ 2,043,970,268
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2022, the Fund held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

NVIT International Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 81
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,153,568
Total $ 1,153,568
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

82 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 1.4%
Axon Enterprise, Inc.* 35,862 4,939,273
Curtiss-Wright Corp. 20,420 3,066,267
Hexcel Corp. 44,364 2,638,327
Mercury Systems, Inc.*(a) 29,433 1,896,957
Woodward, Inc.(a) 32,815 4,098,922
16,639,746
Air Freight & Logistics 0.3%
GXO Logistics, Inc.*(a) 51,967 3,707,326
Airlines 0.2%
JetBlue Airways Corp.*(a) 168,203 2,514,635
Auto Components 1.4%
Adient plc* 50,064 2,041,109
Dana, Inc. 75,572 1,327,800
Fox Factory Holding Corp.* 21,819 2,137,171
Gentex Corp. 123,095 3,590,681
Goodyear Tire & Rubber Co.
(The)*(a) 146,412 2,092,228
Lear Corp. 31,380 4,474,474
Visteon Corp.* 14,574 1,590,461
17,253,924
Automobiles 0.4%
Harley-Davidson, Inc.(a) 80,133 3,157,240
Thor Industries, Inc.(a) 28,813 2,267,583
5,424,823
Banks 6.6%
Associated Banc-Corp. 77,922 1,773,505
Bank of Hawaii Corp.(a) 21,121 1,772,474
Bank OZK 62,601 2,673,063
Cadence Bank 98,464 2,881,057
Cathay General Bancorp 39,789 1,780,558
Commerce Bancshares, Inc.
(a) 57,464 4,113,848
Cullen/Frost Bankers, Inc. 29,597 4,096,521
East West Bancorp, Inc. 74,550 5,890,941
First Financial Bankshares,
Inc.(a) 67,562 2,980,835
First Horizon Corp. 279,698 6,570,106
FNB Corp. 179,564 2,235,572
Fulton Financial Corp. 84,859 1,410,357
Glacier Bancorp, Inc. 56,431 2,837,351
Hancock Whitney Corp. 45,314 2,363,125
Home BancShares, Inc. 78,666 1,777,852
International Bancshares Corp. 27,791 1,173,058
Old National Bancorp 153,969 2,522,012
PacWest Bancorp 62,636 2,701,491
Pinnacle Financial Partners,
Inc. 40,094 3,691,855
Prosperity Bancshares, Inc. 47,862 3,320,665
Synovus Financial Corp. 75,241 3,686,809
Texas Capital Bancshares,
Inc.* 26,411 1,513,614
UMB Financial Corp. 22,757 2,211,070
Umpqua Holdings Corp. 114,354 2,156,716
United Bankshares, Inc.(a) 72,061 2,513,488
Valley National Bancorp 220,740 2,874,035
Webster Financial Corp.(a) 94,434 5,299,636
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 29,749 2,764,574
81,586,188
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A*(a) 4,860 1,887,964
Biotechnology 1.5%
Arrowhead Pharmaceuticals,
Inc.* 55,744 2,563,667
Exelixis, Inc.*(a) 166,346 3,771,064
Halozyme Therapeutics,
Inc.*(a) 73,074 2,914,191
Neurocrine Biosciences,
Inc.*(a) 49,859 4,674,281
United Therapeutics Corp.* 23,711 4,253,990
18,177,193
Building Products 2.4%
Builders FirstSource, Inc.* 100,463 6,483,882
Carlisle Cos., Inc. 27,446 6,749,520
Lennox International, Inc. 17,544 4,523,896
Owens Corning 52,840 4,834,860
Simpson Manufacturing Co.,
Inc. 22,891 2,496,035
Trex Co., Inc.* 60,585 3,958,018
29,046,211
Capital Markets 1.9%
Affiliated Managers Group, Inc. 21,209 2,989,408
Evercore, Inc., Class A 20,360 2,266,475
Federated Hermes, Inc., Class
B(a) 50,765 1,729,056
Interactive Brokers Group,
Inc., Class A 45,425 2,993,962
Janus Henderson Group plc 88,543 3,100,776
Jefferies Financial Group, Inc. 101,343 3,329,117
SEI Investments Co. 54,579 3,286,202
Stifel Financial Corp. 54,892 3,727,167
23,422,163
Chemicals 2.5%
Ashland Global Holdings, Inc.
(a) 27,729 2,728,811
Avient Corp. 47,497 2,279,856
Cabot Corp.(a) 29,562 2,022,336
Chemours Co. (The) 83,514 2,629,021
Ingevity Corp.* 20,565 1,317,600
Minerals Technologies, Inc. 17,481 1,156,368
NewMarket Corp.(a) 3,528 1,144,413
Olin Corp. 73,916 3,864,329
RPM International, Inc. 68,157 5,550,706
Scotts Miracle-Gro Co. (The)
(a) 21,213 2,608,350
Sensient Technologies Corp.
(a) 21,920 1,840,184
Valvoline, Inc. 93,943 2,964,841
30,106,815
Commercial Services & Supplies 1.5%
Brink's Co. (The) 25,834 1,756,712
Clean Harbors, Inc.* 26,375 2,944,505
IAA, Inc.* 70,084 2,680,713

NVIT Mid Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Commercial Services & Supplies
MillerKnoll, Inc.(a) 39,118 1,351,918
MSA Safety, Inc. 19,238 2,552,883
Stericycle, Inc.*(a) 48,437 2,853,908
Tetra Tech, Inc.(a) 28,245 4,658,730
18,799,369
Communications Equipment 1.0%
Calix, Inc.* 28,839 1,237,481
Ciena Corp.* 81,509 4,941,891
Lumentum Holdings, Inc.*(a) 37,689 3,678,446
ViaSat, Inc.*(a) 38,971 1,901,785
11,759,603
Construction & Engineering 1.7%
AECOM(a) 74,033 5,686,475
Dycom Industries, Inc.*(a) 15,963 1,520,635
EMCOR Group, Inc. 27,867 3,138,660
Fluor Corp.*(a) 73,891 2,119,933
MasTec, Inc.*(a) 30,825 2,684,858
MDU Resources Group, Inc. 107,193 2,856,693
Valmont Industries, Inc. 11,040 2,634,144
20,641,398
Construction Materials 0.2%
Eagle Materials, Inc. 20,692 2,656,025
Consumer Finance 0.5%
FirstCash Holdings, Inc. 21,050 1,480,657
Navient Corp. 80,662 1,374,480
PROG Holdings, Inc.* 30,488 877,140
SLM Corp. 146,082 2,682,066
6,414,343
Containers & Packaging 0.8%
AptarGroup, Inc. 34,649 4,071,258
Greif, Inc., Class A 13,718 892,493
Silgan Holdings, Inc. 43,710 2,020,713
Sonoco Products Co.(a) 51,796 3,240,358
10,224,822
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B 2,095 1,281,029
Grand Canyon Education,
Inc.*(a) 20,716 2,011,731
H&R Block, Inc.(a) 86,182 2,244,179
Service Corp. International 86,613 5,700,868
11,237,807
Diversified Financial Services 0.3%
Voya Financial, Inc.(a) 56,568 3,753,287
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 68,667 2,768,653
Electric Utilities 1.1%
ALLETE, Inc. 27,260 1,825,875
Hawaiian Electric Industries,
Inc. 57,775 2,444,460
IDACORP, Inc.(a) 26,612 3,069,960
OGE Energy Corp. 104,466 4,260,124
PNM Resources, Inc. 44,703 2,130,992
13,731,411
Electrical Equipment 1.9%
Acuity Brands, Inc. 18,396 3,482,363
EnerSys 21,617 1,611,980
Common Stocks
Shares Value ($)
Electrical Equipment
Hubbell, Inc. 28,601 5,256,006
nVent Electric plc 87,538 3,044,572
Regal Rexnord Corp. 35,602 5,296,865
Sunrun, Inc.*(a) 107,731 3,271,790
Vicor Corp.* 11,290 796,509
22,760,085
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.* 35,652 4,229,397
Avnet, Inc. 51,804 2,102,724
Belden, Inc. 23,318 1,291,817
Cognex Corp.(a) 92,834 7,162,143
Coherent, Inc.* 12,976 3,547,119
II-VI, Inc.*(a) 55,330 4,010,872
Jabil, Inc. 74,661 4,608,824
Littelfuse, Inc. 12,822 3,197,935
National Instruments Corp. 68,266 2,770,917
TD SYNNEX Corp. 21,620 2,231,400
Vishay Intertechnology, Inc. 69,132 1,354,987
Vontier Corp. 87,584 2,223,758
38,731,893
Energy Equipment & Services 0.5%
ChampionX Corp.* 106,832 2,615,247
NOV, Inc. 205,799 4,035,719
6,650,966
Entertainment 0.1%
World Wrestling Entertainment,
Inc., Class A(a) 22,865 1,427,691
Equity Real Estate Investment Trusts (REITs) 9.5%
American Campus
Communities, Inc. 73,214 4,097,788
Apartment Income REIT Corp. 82,629 4,417,346
Brixmor Property Group, Inc. 154,928 3,998,692
Camden Property Trust 53,570 8,903,334
Corporate Office Properties
Trust 58,446 1,668,049
Cousins Properties, Inc.(a) 78,312 3,155,190
Douglas Emmett, Inc. 92,415 3,088,509
EastGroup Properties, Inc. 21,421 4,354,461
EPR Properties(a) 38,965 2,131,775
First Industrial Realty Trust,
Inc. 68,597 4,246,840
Healthcare Realty Trust, Inc.
(a) 77,667 2,134,289
Highwoods Properties, Inc. 54,280 2,482,767
Hudson Pacific Properties, Inc. 80,685 2,239,009
JBG SMITH Properties(a) 60,302 1,762,024
Kilroy Realty Corp. 55,097 4,210,513
Kite Realty Group Trust(a) 115,386 2,627,339
Lamar Advertising Co., Class A 45,649 5,303,501
Life Storage, Inc. 43,094 6,051,690
Macerich Co. (The) 110,843 1,733,584
Medical Properties Trust, Inc.
(a) 313,106 6,619,061
National Retail Properties, Inc.
(a) 92,457 4,155,018
National Storage Affiliates
Trust 42,546 2,670,187

84 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Omega Healthcare Investors,
Inc.(a) 124,560 3,881,290
Park Hotels & Resorts, Inc. 123,324 2,408,518
Pebblebrook Hotel Trust(a) 68,596 1,679,230
Physicians Realty Trust(a) 115,961 2,033,956
PotlatchDeltic Corp. 36,174 1,907,455
PS Business Parks, Inc. 10,466 1,759,125
Rayonier, Inc. 76,205 3,133,550
Rexford Industrial Realty, Inc. 83,941 6,261,159
Sabra Health Care REIT, Inc. 117,836 1,754,578
SL Green Realty Corp.(a) 33,577 2,725,781
Spirit Realty Capital, Inc. 66,886 3,078,094
STORE Capital Corp. 129,239 3,777,656
116,451,358
Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings,
Inc.* 70,737 4,782,529
Casey's General Stores, Inc. 19,530 3,870,260
Grocery Outlet Holding Corp.* 45,587 1,494,342
Performance Food Group Co.* 81,155 4,131,601
Sprouts Farmers Market, Inc.* 59,184 1,892,704
16,171,436
Food Products 1.7%
Darling Ingredients, Inc.*(a) 84,977 6,830,451
Flowers Foods, Inc. 103,745 2,667,284
Hain Celestial Group, Inc.
(The)* 48,057 1,653,161
Ingredion, Inc. 34,739 3,027,504
Lancaster Colony Corp. 10,340 1,542,211
Pilgrim's Pride Corp.* 26,548 666,355
Post Holdings, Inc.* 29,809 2,064,571
Sanderson Farms, Inc. 11,050 2,071,765
20,523,302
Gas Utilities 1.4%
National Fuel Gas Co. 47,987 3,296,707
New Jersey Resources Corp.
(a) 50,210 2,302,631
ONE Gas, Inc. 28,298 2,497,015
Southwest Gas Holdings, Inc. 34,211 2,678,379
Spire, Inc.(a) 26,942 1,933,358
UGI Corp. 110,160 3,989,995
16,698,085
Health Care Equipment & Supplies 2.9%
Envista Holdings Corp.*(a) 84,885 4,134,748
Globus Medical, Inc., Class A* 41,075 3,030,514
Haemonetics Corp.* 27,205 1,719,900
ICU Medical, Inc.* 10,386 2,312,339
Integra LifeSciences Holdings
Corp.*(a) 38,443 2,470,347
LivaNova plc* 28,181 2,306,051
Masimo Corp.* 26,778 3,897,270
Neogen Corp.* 55,787 1,720,471
NuVasive, Inc.* 26,989 1,530,276
Penumbra, Inc.*(a) 18,504 4,110,294
Quidel Corp.*(a) 19,968 2,245,601
STAAR Surgical Co.*(a) 25,073 2,003,584
Tandem Diabetes Care, Inc.* 33,101 3,849,315
35,330,710
Common Stocks
Shares Value ($)
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.* 46,871 3,071,457
Amedisys, Inc.*(a) 16,989 2,927,035
Chemed Corp. 8,101 4,103,561
Encompass Health Corp. 52,325 3,720,831
HealthEquity, Inc.* 43,601 2,940,451
LHC Group, Inc.*(a) 16,517 2,784,766
Option Care Health, Inc.* 72,146 2,060,490
Patterson Cos., Inc. 45,053 1,458,366
Progyny, Inc.*(a) 36,654 1,884,015
R1 RCM, Inc.* 69,655 1,863,968
Tenet Healthcare Corp.* 56,320 4,841,267
31,656,207
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp. 43,204 2,841,959
Choice Hotels International,
Inc. 17,357 2,460,528
Churchill Downs, Inc. 18,134 4,021,759
Cracker Barrel Old Country
Store, Inc.(a) 12,346 1,465,841
Marriott Vacations Worldwide
Corp. 22,239 3,507,090
Papa John's International, Inc. 16,897 1,778,916
Scientific Games Corp.* 50,211 2,949,896
Six Flags Entertainment Corp.* 40,283 1,752,310
Texas Roadhouse, Inc. 36,362 3,044,590
Travel + Leisure Co. 45,039 2,609,560
Wendy's Co. (The) 92,745 2,037,608
Wingstop, Inc.(a) 15,706 1,843,099
Wyndham Hotels & Resorts,
Inc. 49,065 4,155,315
34,468,471
Household Durables 1.5%
Helen of Troy Ltd.*(a) 12,533 2,454,463
KB Home 45,116 1,460,856
Leggett & Platt, Inc. 69,243 2,409,656
Taylor Morrison Home
Corp.*(a) 64,094 1,744,639
Tempur Sealy International,
Inc. 101,567 2,835,751
Toll Brothers, Inc. 58,857 2,767,456
TopBuild Corp.*(a) 17,339 3,145,121
Tri Pointe Homes, Inc.* 57,824 1,161,106
17,979,048
Household Products 0.1%
Energizer Holdings, Inc. 34,334 1,056,114
Insurance 4.0%
Alleghany Corp.* 7,160 6,064,520
American Financial Group, Inc. 34,789 5,065,974
Brighthouse Financial, Inc.* 40,787 2,107,056
CNO Financial Group, Inc. 63,063 1,582,251
First American Financial Corp. 57,822 3,748,022
Hanover Insurance Group, Inc.
(The) 18,577 2,777,633
Kemper Corp. 31,227 1,765,575
Kinsale Capital Group, Inc. 11,168 2,546,527
Mercury General Corp. 14,324 787,820
Old Republic International
Corp. 150,252 3,887,019

NVIT Mid Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Insurance
Primerica, Inc. 20,835 2,850,645
Reinsurance Group of
America, Inc. 34,949 3,825,518
RenaissanceRe Holdings Ltd. 23,037 3,651,595
RLI Corp. 20,721 2,292,364
Selective Insurance Group,
Inc.(a) 31,693 2,832,086
Unum Group 107,850 3,398,354
49,182,959
Interactive Media & Services 0.4%
TripAdvisor, Inc.* 51,291 1,391,012
Yelp, Inc.* 35,984 1,227,414
Ziff Davis, Inc.* 25,467 2,464,696
5,083,122
IT Services 2.3%
Alliance Data Systems Corp. 25,892 1,453,836
Concentrix Corp. 22,565 3,758,427
Euronet Worldwide, Inc.*(a) 27,749 3,611,532
Genpact Ltd. 89,309 3,885,835
Kyndryl Holdings, Inc.*(a) 93,248 1,223,414
LiveRamp Holdings, Inc.* 35,180 1,315,380
MAXIMUS, Inc. 32,504 2,436,175
Sabre Corp.*(a) 168,868 1,930,161
Western Union Co. (The) 206,264 3,865,387
WEX, Inc.* 23,312 4,160,026
27,640,173
Leisure Products 1.2%
Brunswick Corp. 40,252 3,255,985
Callaway Golf Co.* 60,904 1,426,372
Mattel, Inc.* 184,172 4,090,460
Polaris, Inc.(a) 30,035 3,163,286
YETI Holdings, Inc.*(a) 45,538 2,731,369
14,667,472
Life Sciences Tools & Services 1.3%
Bruker Corp. 52,928 3,403,270
Medpace Holdings, Inc.* 15,135 2,475,935
Repligen Corp.* 27,053 5,088,399
Syneos Health, Inc.* 54,594 4,419,384
15,386,988
Machinery 4.4%
AGCO Corp. 32,315 4,718,959
Chart Industries, Inc.*(a) 18,696 3,211,412
Colfax Corp.* 71,824 2,857,877
Crane Co. 26,304 2,848,197
Donaldson Co., Inc. 64,706 3,360,183
Flowserve Corp. 67,949 2,439,369
Graco, Inc. 89,249 6,222,440
ITT, Inc. 44,692 3,361,285
Kennametal, Inc. 43,570 1,246,538
Lincoln Electric Holdings, Inc.
(a) 31,101 4,286,029
Middleby Corp. (The)*(a) 29,254 4,795,901
Oshkosh Corp. 34,886 3,511,276
Terex Corp. 36,350 1,296,241
Timken Co. (The) 36,042 2,187,749
Toro Co. (The) 54,949 4,697,590
Trinity Industries, Inc. 43,181 1,483,699
Common Stocks
Shares Value ($)
Machinery
Watts Water Technologies,
Inc., Class A 14,361 2,004,652
54,529,397
Marine 0.2%
Kirby Corp.*(a) 31,369 2,264,528
Media 1.0%
Cable One, Inc.(a) 2,585 3,785,060
John Wiley & Sons, Inc., Class
A(a) 22,664 1,201,872
New York Times Co. (The),
Class A 87,839 4,026,540
TEGNA, Inc. 116,807 2,616,477
11,629,949
Metals & Mining 3.6%
Alcoa Corp. 96,428 8,681,413
Cleveland-Cliffs, Inc.* 250,431 8,066,383
Commercial Metals Co.(a) 63,715 2,651,818
Reliance Steel & Aluminum
Co. 32,790 6,012,046
Royal Gold, Inc.(a) 34,468 4,869,639
Steel Dynamics, Inc.(a) 98,912 8,252,228
United States Steel Corp. 136,670 5,157,926
Worthington Industries, Inc. 17,029 875,461
44,566,914
Multiline Retail 0.9%
Kohl's Corp.(a) 72,888 4,406,809
Macy's, Inc.(a) 156,751 3,818,454
Nordstrom, Inc.(a) 58,082 1,574,603
Ollie's Bargain Outlet
Holdings, Inc.* 30,731 1,320,204
11,120,070
Multi-Utilities 0.4%
Black Hills Corp. 33,110 2,550,132
NorthWestern Corp.(a) 28,327 1,713,500
4,263,632
Oil, Gas & Consumable Fuels 3.0%
Antero Midstream Corp.(a) 169,299 1,840,280
CNX Resources Corp.* 106,060 2,197,563
DT Midstream, Inc.(a) 50,504 2,740,347
EQT Corp. 157,563 5,421,743
Equitrans Midstream Corp. 210,647 1,777,861
HF Sinclair Corp.* 77,959 3,106,666
Murphy Oil Corp.(a) 75,805 3,061,764
PDC Energy, Inc. 50,986 3,705,662
Range Resources Corp.* 131,629 3,998,889
Targa Resources Corp. 120,089 9,063,117
36,913,892
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 45,805 2,845,407
Personal Products 0.3%
BellRing Brands, Inc.*(a) 58,400 1,347,872
Coty, Inc., Class A* 182,066 1,636,774
Nu Skin Enterprises, Inc.,
Class A(a) 26,089 1,249,141
4,233,787

86 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 0.6%
Jazz Pharmaceuticals plc*(a) 32,316 5,030,632
Perrigo Co. plc 70,638 2,714,618
7,745,250
Professional Services 1.7%
ASGN, Inc.* 27,218 3,176,613
CACI International, Inc., Class
A*(a) 12,137 3,656,393
FTI Consulting, Inc.*(a) 18,088 2,843,795
Insperity, Inc. 18,675 1,875,344
KBR, Inc.(a) 73,907 4,044,930
ManpowerGroup, Inc. 28,647 2,690,526
Science Applications
International Corp.(a) 29,764 2,743,348
21,030,949
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.*(a) 26,507 6,347,366
Road & Rail 1.9%
Avis Budget Group, Inc.*(a) 21,041 5,540,095
Knight-Swift Transportation
Holdings, Inc. 87,312 4,405,764
Landstar System, Inc.(a) 19,667 2,966,374
Ryder System, Inc. 28,421 2,254,638
Saia, Inc.* 13,876 3,383,246
Werner Enterprises, Inc. 31,358 1,285,678
XPO Logistics, Inc.* 51,436 3,744,541
23,580,336
Semiconductors & Semiconductor Equipment 4.0%
Amkor Technology, Inc.(a) 52,123 1,132,112
Azenta, Inc. 39,137 3,243,675
Cirrus Logic, Inc.* 29,972 2,541,326
CMC Materials, Inc. 14,963 2,774,140
First Solar, Inc.* 52,056 4,359,169
Lattice Semiconductor Corp.* 72,042 4,390,960
MKS Instruments, Inc. 29,199 4,379,850
Power Integrations, Inc.(a) 30,986 2,871,782
Semtech Corp.* 33,785 2,342,652
Silicon Laboratories, Inc.*(a) 20,007 3,005,051
SiTime Corp.*(a) 7,711 1,910,940
SunPower Corp.*(a) 43,175 927,399
Synaptics, Inc.* 20,672 4,124,064
Universal Display Corp. 22,808 3,807,796
Wolfspeed, Inc.*(a) 64,726 7,369,702
49,180,618
Software 3.7%
ACI Worldwide, Inc.* 62,284 1,961,323
Aspen Technology, Inc.* 34,829 5,759,672
Blackbaud, Inc.* 23,416 1,401,916
CDK Global, Inc. 61,170 2,977,756
CommVault Systems, Inc.* 23,297 1,545,756
Digital Turbine, Inc.*(a) 46,287 2,027,834
Envestnet, Inc.*(a) 25,787 1,919,584
Fair Isaac Corp.* 13,765 6,420,822
Manhattan Associates, Inc.* 33,033 4,582,007
Mimecast Ltd.* 32,504 2,586,018
NCR Corp.*(a) 68,523 2,753,939
Paylocity Holding Corp.* 20,669 4,253,060
Qualys, Inc.*(a) 17,423 2,481,210
Common Stocks
Shares Value ($)
Software
SailPoint Technologies
Holdings, Inc.*(a) 48,315 2,472,762
Teradata Corp.*(a) 56,649 2,792,229
45,935,888
Specialty Retail 3.1%
American Eagle Outfitters, Inc.
(a) 79,065 1,328,292
AutoNation, Inc.*(a) 20,740 2,065,289
Dick's Sporting Goods, Inc.(a) 32,951 3,295,759
Five Below, Inc.* 29,477 4,668,273
Foot Locker, Inc. 45,737 1,356,560
GameStop Corp., Class A*(a) 32,378 5,393,527
Gap, Inc. (The)(a) 111,841 1,574,721
Lithia Motors, Inc., Class A 15,917 4,777,010
Murphy USA, Inc.(a) 12,016 2,402,719
RH*(a) 9,146 2,982,419
Urban Outfitters, Inc.* 34,287 860,947
Victoria's Secret & Co.*(a) 38,139 1,958,819
Williams-Sonoma, Inc.(a) 38,212 5,540,740
38,205,075
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp.(a) 64,285 1,296,628
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings Ltd.*(a) 77,318 3,973,372
Carter's, Inc. 22,249 2,046,686
Columbia Sportswear Co.(a) 18,193 1,647,012
Crocs, Inc.* 30,491 2,329,512
Deckers Outdoor Corp.* 14,196 3,886,439
Hanesbrands, Inc. 181,467 2,702,044
Skechers U.S.A., Inc., Class
A* 71,186 2,901,541
19,486,606
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd. 58,196 2,398,257
MGIC Investment Corp. 167,785 2,273,487
New York Community
Bancorp, Inc.(a) 245,503 2,631,792
Washington Federal, Inc. 34,210 1,122,772
8,426,308
Trading Companies & Distributors 1.0%
GATX Corp. 18,785 2,316,754
MSC Industrial Direct Co., Inc.,
Class A 24,884 2,120,366
Univar Solutions, Inc.* 90,121 2,896,489
Watsco, Inc. 17,363 5,289,464
12,623,073
Water Utilities 0.5%
Essential Utilities, Inc. 120,820 6,177,527
Total Common Stocks
(cost $763,427,948) 1,216,022,986

NVIT Mid Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 87
Repurchase Agreements 2.9%
Principal
Amount ($) Value ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $7,000,059,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $7,140,000.
(b) 7,000,000 7,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $2,698,629,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$2,752,579.(b) 2,698,606 2,698,606
MetLife, Inc.,
0.31%, dated 3/31/2022,
due 4/1/2022, repurchase
price $5,000,044,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $5,102,085.(b) 5,000,000 5,000,000
NatWest Markets Securities,
Inc.,
0.30%, dated 3/30/2022,
due 4/6/2022, repurchase
price $10,000,584,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029;
total market value
$10,200,174.(b) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.33%, dated 3/31/2022,
due 4/1/2022, repurchase
price $11,000,101,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$11,220,000.(b) 11,000,000 11,000,000
Total Repurchase Agreements
(cost $35,698,606) 35,698,606
Total Investments
(cost $799,126,554) — 102.0% 1,251,721,592
Liabilities in excess of other assets — (2.0)% (24,319,267)
NET ASSETS — 100.0%
$ 1,227,402,325
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $232,268,202, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $35,698,606 and by $205,733,594 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/12/2022 – 2/15/2052, a total value of
$241,432,200.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $35,698,606.
REIT Real Estate Investment Trust

88 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Mid Cap Index Fund
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 45 6/2022 USD 12,101,400 268,895
Net contracts 268,895
As of March 31, 2022, the Fund had $573,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Mid Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 89
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

90 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Mid Cap Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,216,022,986 $ – $ – $ 1,216,022,986
Futures Contracts 268,895 – – 268,895
Repurchase Agreements – 35,698,606 – 35,698,606
Total $ 1,216,291,881 $ 35,698,606 $ – $ 1,251,990,487
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 268,895
Total $ 268,895
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT S&P 500 Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 91
Common Stocks 98.5%
Shares Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The)* 40,616 7,777,964
General Dynamics Corp. 17,151 4,136,478
Howmet Aerospace, Inc.(a) 29,646 1,065,477
Huntington Ingalls Industries,
Inc. 3,089 616,070
L3Harris Technologies, Inc. 14,458 3,592,379
Lockheed Martin Corp. 18,052 7,968,153
Northrop Grumman Corp. 10,882 4,866,648
Raytheon Technologies Corp. 111,658 11,061,958
Textron, Inc. 16,122 1,199,155
TransDigm Group, Inc.* 3,973 2,588,569
44,872,851
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.
(a) 9,340 1,006,011
Expeditors International of
Washington, Inc. 12,466 1,285,993
FedEx Corp. 18,079 4,183,300
United Parcel Service, Inc.,
Class B 54,200 11,623,732
18,099,036
Airlines 0.2%
Alaska Air Group, Inc.* 9,760 566,178
American Airlines Group,
Inc.*(a) 49,866 910,054
Delta Air Lines, Inc.* 47,036 1,861,215
Southwest Airlines Co.* 43,488 1,991,750
United Airlines Holdings,
Inc.*(a) 22,920 1,062,571
6,391,768
Auto Components 0.1%
Aptiv plc* 20,628 2,469,378
BorgWarner, Inc. 18,583 722,879
3,192,257
Automobiles 2.7%
Ford Motor Co. 292,773 4,950,791
General Motors Co.* 108,289 4,736,561
Tesla, Inc.* 62,350 67,188,360
76,875,712
Banks 3.8%
Bank of America Corp. 528,944 21,803,072
Citigroup, Inc. 147,758 7,890,277
Citizens Financial Group, Inc.
(a) 32,624 1,478,846
Comerica, Inc. 9,404 850,404
Fifth Third Bancorp 50,770 2,185,141
First Republic Bank 13,395 2,171,329
Huntington Bancshares, Inc. 108,531 1,586,723
JPMorgan Chase & Co. 220,279 30,028,433
KeyCorp 70,023 1,567,115
M&T Bank Corp.(a) 9,857 1,670,762
People's United Financial, Inc. 33,054 660,749
PNC Financial Services
Group, Inc. (The) 31,238 5,761,849
Regions Financial Corp. 69,962 1,557,354
Signature Bank 4,742 1,391,730
SVB Financial Group* 4,465 2,497,944
Truist Financial Corp. 99,654 5,650,382
Common Stocks
Shares Value ($)
Banks
US Bancorp 100,762 5,355,500
Wells Fargo & Co. 289,412 14,024,906
Zions Bancorp NA 11,209 734,862
108,867,378
Beverages 1.5%
Brown-Forman Corp., Class B 14,218 952,890
Coca-Cola Co. (The) 290,314 17,999,468
Constellation Brands, Inc.,
Class A 12,004 2,764,761
Molson Coors Beverage Co.,
Class B 13,083 698,371
Monster Beverage Corp.* 28,673 2,290,973
PepsiCo, Inc. 103,282 17,287,341
41,993,804
Biotechnology 1.9%
AbbVie, Inc. 131,927 21,386,686
Amgen, Inc.(a) 42,087 10,177,478
Biogen, Inc.* 10,954 2,306,913
Gilead Sciences, Inc. 93,398 5,552,511
Incyte Corp.* 13,350 1,060,257
Moderna , Inc.* 26,220 4,516,657
Regeneron Pharmaceuticals,
Inc.* 7,989 5,579,677
Vertex Pharmaceuticals, Inc.* 18,743 4,891,361
55,471,540
Building Products 0.4%
A O Smith Corp. 9,028 576,799
Allegion plc 6,860 753,091
Carrier Global Corp. 63,779 2,925,543
Fortune Brands Home &
Security, Inc. 9,821 729,504
Johnson Controls International
plc 52,351 3,432,655
Masco Corp.(a) 17,770 906,270
Trane Technologies plc 17,385 2,654,689
11,978,551
Capital Markets 2.9%
Ameriprise Financial, Inc. 8,073 2,424,806
Bank of New York Mellon
Corp. (The) 55,101 2,734,663
BlackRock, Inc. 10,516 8,036,012
Cboe Global Markets, Inc. 8,339 954,148
Charles Schwab Corp. (The) 111,750 9,421,643
CME Group, Inc. 26,790 6,372,269
FactSet Research Systems,
Inc. 2,775 1,204,766
Franklin Resources, Inc. 21,735 606,841
Goldman Sachs Group, Inc.
(The) 25,233 8,329,413
Intercontinental Exchange, Inc. 42,051 5,555,778
Invesco Ltd. 26,333 607,239
MarketAxess Holdings, Inc.(a) 2,692 915,818
Moody's Corp. 12,170 4,106,280
Morgan Stanley 105,582 9,227,867
MSCI, Inc. 6,060 3,047,453
Nasdaq, Inc. 8,564 1,526,105
Northern Trust Corp. 15,318 1,783,781

92 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
Raymond James Financial,
Inc. 14,159 1,556,216
S&P Global, Inc. 26,437 10,843,929
State Street Corp. 27,834 2,424,898
T. Rowe Price Group, Inc.(a) 17,259 2,609,388
84,289,313
Chemicals 1.7%
Air Products & Chemicals, Inc. 16,569 4,140,759
Albemarle Corp. 8,596 1,901,005
Celanese Corp. 8,038 1,148,389
CF Industries Holdings, Inc. 15,618 1,609,591
Corteva , Inc. 53,965 3,101,908
Dow, Inc. 54,816 3,492,875
DuPont de Nemours, Inc. 37,326 2,746,447
Eastman Chemical Co. 9,702 1,087,206
Ecolab, Inc. 18,201 3,213,569
FMC Corp.(a) 9,757 1,283,728
International Flavors &
Fragrances, Inc. 18,920 2,484,764
Linde plc 38,232 12,212,448
LyondellBasell Industries NV,
Class A 19,424 1,997,176
Mosaic Co. (The) 27,190 1,808,135
PPG Industries, Inc. 18,099 2,372,236
Sherwin-Williams Co. (The)(a) 18,137 4,527,358
49,127,594
Commercial Services & Supplies 0.4%
Cintas Corp. 6,426 2,733,556
Copart , Inc.* 16,320 2,047,670
Republic Services, Inc. 15,442 2,046,065
Rollins, Inc. 17,572 615,899
Waste Management, Inc. 28,997 4,596,025
12,039,215
Communications Equipment 0.9%
Arista Networks, Inc.* 16,623 2,310,265
Cisco Systems, Inc. 314,953 17,561,779
F5, Inc.* 4,653 972,244
Juniper Networks, Inc. 22,833 848,474
Motorola Solutions, Inc. 12,805 3,101,371
24,794,133
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 10,809 1,422,572
Construction Materials 0.1%
Martin Marietta Materials, Inc. 4,585 1,764,721
Vulcan Materials Co. 9,752 1,791,442
3,556,163
Consumer Finance 0.6%
American Express Co. 45,811 8,566,657
Capital One Financial Corp. 30,774 4,040,318
Discover Financial Services 21,282 2,345,064
Synchrony Financial 38,824 1,351,463
16,303,502
Containers & Packaging 0.3%
Amcor plc 113,326 1,283,984
Avery Dennison Corp. 6,461 1,124,020
Ball Corp.(a) 24,007 2,160,630
International Paper Co. 28,336 1,307,706
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 6,770 1,056,865
Sealed Air Corp. 10,328 691,563
Westrock Co. 20,632 970,323
8,595,091
Distributors 0.1%
Genuine Parts Co. 10,438 1,315,397
LKQ Corp. 19,390 880,500
Pool Corp. 2,947 1,246,139
3,442,036
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc.,
Class B* 136,400 48,136,924
Diversified Telecommunication Services 1.0%
AT&T, Inc. 530,805 12,542,922
Lumen Technologies, Inc.(a) 70,677 796,530
Verizon Communications, Inc. 312,665 15,927,155
29,266,607
Electric Utilities 1.7%
Alliant Energy Corp. 19,166 1,197,492
American Electric Power Co.,
Inc. 36,957 3,687,200
Constellation Energy Corp. 23,958 1,347,637
Duke Energy Corp. 57,414 6,410,847
Edison International 29,103 2,040,120
Entergy Corp. 15,408 1,798,884
Evergy , Inc. 16,427 1,122,621
Eversource Energy 26,216 2,311,989
Exelon Corp. 73,714 3,510,998
FirstEnergy Corp. 42,467 1,947,537
NextEra Energy, Inc. 145,850 12,354,954
NRG Energy, Inc. 18,917 725,656
Pinnacle West Capital Corp. 8,702 679,626
PPL Corp. 56,177 1,604,415
Southern Co. (The) 79,162 5,740,037
Xcel Energy, Inc. 40,724 2,939,051
49,419,064
Electrical Equipment 0.5%
AMETEK, Inc. 17,617 2,346,232
Eaton Corp. plc 29,290 4,445,050
Emerson Electric Co. 44,809 4,393,523
Generac Holdings, Inc.* 4,640 1,379,286
Rockwell Automation, Inc.(a) 8,837 2,474,625
15,038,716
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 45,065 3,395,648
CDW Corp. 10,106 1,807,862
Corning, Inc. 54,296 2,004,065
IPG Photonics Corp.*(a) 2,766 303,596
Keysight Technologies, Inc.* 13,541 2,139,072
TE Connectivity Ltd. 24,054 3,150,593
Teledyne Technologies, Inc.* 3,586 1,694,851
Trimble, Inc.* 18,495 1,334,229
Zebra Technologies Corp.,
Class A* 3,925 1,623,773
17,453,689
Energy Equipment & Services 0.3%
Baker Hughes Co. 67,454 2,456,000

NVIT S&P 500 Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Energy Equipment & Services
Halliburton Co. 67,210 2,545,243
Schlumberger NV 103,740 4,285,499
9,286,742
Entertainment 1.4%
Activision Blizzard, Inc. 58,177 4,660,560
Electronic Arts, Inc. 20,918 2,646,336
Live Nation Entertainment,
Inc.*(a) 10,133 1,192,046
Netflix, Inc.* 33,161 12,421,779
Take-Two Interactive Software,
Inc.*(a) 8,492 1,305,560
Walt Disney Co. (The)* 135,671 18,608,634
40,834,915
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate
Equities, Inc. 11,021 2,217,976
American Tower Corp. 33,852 8,504,299
AvalonBay Communities, Inc. 10,598 2,632,225
Boston Properties, Inc.(a) 10,893 1,403,018
Crown Castle International
Corp. 32,207 5,945,412
Digital Realty Trust, Inc.(a) 20,692 2,934,126
Duke Realty Corp. 27,480 1,595,489
Equinix , Inc. 6,705 4,972,562
Equity Residential 25,968 2,335,043
Essex Property Trust, Inc. 5,013 1,731,891
Extra Space Storage, Inc. 9,835 2,022,076
Federal Realty Investment
Trust(a) 5,370 655,516
Healthpeak Properties, Inc.(a) 41,678 1,430,806
Host Hotels & Resorts, Inc. 50,704 985,179
Iron Mountain, Inc.(a) 20,617 1,142,388
Kimco Realty Corp. 44,052 1,088,084
Mid-America Apartment
Communities, Inc.(a) 8,481 1,776,346
Prologis, Inc. 54,956 8,874,295
Public Storage 11,222 4,379,722
Realty Income Corp. 42,054 2,914,342
Regency Centers Corp. 11,754 838,530
SBA Communications Corp. 8,052 2,770,693
Simon Property Group, Inc. 24,779 3,259,925
UDR, Inc. 22,802 1,308,151
Ventas, Inc.(a) 30,231 1,867,067
Vornado Realty Trust 12,299 557,391
Welltower , Inc. 32,354 3,110,514
Weyerhaeuser Co. 55,111 2,088,707
75,341,773
Food & Staples Retailing 1.5%
Costco Wholesale Corp. 33,027 19,018,598
Kroger Co. (The) 49,981 2,867,410
Sysco Corp. 37,603 3,070,285
Walgreens Boots Alliance, Inc. 54,442 2,437,368
Walmart, Inc. 105,157 15,659,981
43,053,642
Food Products 0.9%
Archer-Daniels-Midland Co. 42,087 3,798,773
Campbell Soup Co.(a) 15,564 693,687
Conagra Brands, Inc.(a) 34,319 1,152,089
Common Stocks
Shares Value ($)
Food Products
General Mills, Inc. 44,563 3,017,806
Hershey Co. (The) 11,050 2,393,762
Hormel Foods Corp. 20,011 1,031,367
J M Smucker Co. (The) 7,697 1,042,251
Kellogg Co. 19,642 1,266,713
Kraft Heinz Co. (The) 52,772 2,078,689
Lamb Weston Holdings, Inc. 11,254 674,227
McCormick & Co., Inc.
(Non-Voting) 19,090 1,905,182
Mondelez International, Inc.,
Class A 102,798 6,453,658
Tyson Foods, Inc., Class A 21,670 1,942,282
27,450,486
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 10,060 1,202,069
Health Care Equipment & Supplies 2.8%
Abbott Laboratories 132,126 15,638,433
ABIOMED, Inc.* 3,554 1,177,227
Align Technology, Inc.* 5,401 2,354,836
Baxter International, Inc. 36,763 2,850,603
Becton Dickinson and Co. 21,159 5,628,294
Boston Scientific Corp.* 104,861 4,644,294
Cooper Cos., Inc. (The)(a) 3,782 1,579,325
DENTSPLY SIRONA, Inc. 16,794 826,601
DexCom , Inc.*(a) 7,088 3,626,221
Edwards Lifesciences Corp.* 46,515 5,475,746
Hologic , Inc.* 18,379 1,411,875
IDEXX Laboratories, Inc.* 6,414 3,508,843
Intuitive Surgical, Inc.* 26,833 8,094,979
Medtronic plc 100,037 11,099,105
ResMed , Inc. 11,026 2,673,915
STERIS plc 7,666 1,853,409
Stryker Corp. 25,003 6,684,552
Teleflex, Inc. 3,600 1,277,388
Zimmer Biomet Holdings, Inc. 15,350 1,963,265
82,368,911
Health Care Providers & Services 2.9%
AmerisourceBergen Corp. 11,343 1,754,876
Anthem, Inc. 17,922 8,803,645
Cardinal Health, Inc. 20,613 1,168,757
Centene Corp.* 42,985 3,618,907
Cigna Corp. 24,054 5,763,579
CVS Health Corp. 97,370 9,854,818
DaVita, Inc.*(a) 4,450 503,339
HCA Healthcare, Inc. 17,817 4,465,297
Henry Schein, Inc.* 9,855 859,257
Humana, Inc. 9,456 4,114,968
Laboratory Corp. of America
Holdings* 6,811 1,795,788
McKesson Corp. 11,092 3,395,594
Molina Healthcare, Inc.* 4,339 1,447,447
Quest Diagnostics, Inc. 8,749 1,197,388
UnitedHealth Group, Inc. 70,172 35,785,615
Universal Health Services,
Inc., Class B(a) 5,277 764,901
85,294,176
Health Care Technology 0.1%
Cerner Corp. 22,378 2,093,686

94 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.* 3,056 7,176,863
Caesars Entertainment,
Inc.*(a) 15,622 1,208,518
Carnival Corp.*(a) 61,653 1,246,624
Chipotle Mexican Grill, Inc.* 2,063 3,263,728
Darden Restaurants, Inc.(a) 9,449 1,256,244
Domino's Pizza, Inc. 2,671 1,087,124
Expedia Group, Inc.* 11,189 2,189,352
Hilton Worldwide Holdings,
Inc.* 21,042 3,192,913
Las Vegas Sands Corp.*(a) 24,234 941,975
Marriott International, Inc.,
Class A* 20,165 3,543,999
McDonald's Corp. 55,544 13,734,920
MGM Resorts International 26,878 1,127,263
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 717,161
Penn National Gaming,
Inc.*(a) 12,792 542,637
Royal Caribbean Cruises
Ltd.*(a) 17,354 1,453,918
Starbucks Corp. 85,674 7,793,764
Wynn Resorts Ltd.* 8,098 645,734
Yum! Brands, Inc. 21,028 2,492,449
53,615,186
Household Durables 0.3%
DR Horton, Inc. 23,958 1,785,111
Garmin Ltd. 11,125 1,319,536
Lennar Corp., Class A 19,258 1,563,172
Mohawk Industries, Inc.* 3,723 462,397
Newell Brands, Inc. 25,846 553,363
NVR, Inc.* 244 1,090,014
PulteGroup, Inc. 18,201 762,622
Whirlpool Corp. 4,461 770,771
8,306,986
Household Products 1.3%
Church & Dwight Co., Inc. 18,016 1,790,430
Clorox Co. (The) 9,546 1,327,180
Colgate-Palmolive Co. 63,072 4,782,750
Kimberly-Clark Corp. 25,418 3,130,481
Procter & Gamble Co. (The) 178,532 27,279,690
38,310,531
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 51,594 1,327,514
Industrial Conglomerates 1.0%
3M Co. 42,483 6,324,869
General Electric Co. 81,630 7,469,145
Honeywell International, Inc. 51,183 9,959,188
Roper Technologies, Inc. 7,930 3,744,784
27,497,986
Insurance 2.0%
Aflac, Inc. 44,043 2,835,929
Allstate Corp. (The) 20,899 2,894,720
American International Group,
Inc. 61,477 3,858,911
Aon plc, Class A 15,998 5,209,429
Arthur J Gallagher & Co. 15,705 2,742,093
Common Stocks
Shares Value ($)
Insurance
Assurant, Inc. 4,031 732,957
Brown & Brown, Inc. 16,670 1,204,741
Chubb Ltd. 31,861 6,815,068
Cincinnati Financial Corp.(a) 11,524 1,566,803
Everest Re Group Ltd. 2,800 843,864
Globe Life, Inc. 7,143 718,586
Hartford Financial Services
Group, Inc. (The) 24,336 1,747,568
Lincoln National Corp. 12,306 804,320
Loews Corp. 14,446 936,390
Marsh & McLennan Cos., Inc. 37,760 6,435,059
MetLife, Inc. 52,260 3,672,833
Principal Financial Group, Inc. 18,084 1,327,546
Progressive Corp. (The) 43,762 4,988,430
Prudential Financial, Inc. 27,697 3,272,955
Travelers Cos., Inc. (The) 17,891 3,269,222
W R Berkley Corp. 14,893 991,725
Willis Towers Watson plc 8,832 2,086,295
58,955,444
Interactive Media & Services 5.6%
Alphabet, Inc., Class A* 22,400 62,302,240
Alphabet, Inc., Class C* 20,688 57,781,377
Match Group, Inc.* 21,042 2,288,107
Meta Platforms, Inc., Class A* 171,979 38,241,251
Twitter, Inc.*(a) 61,023 2,360,980
162,973,955
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.* 32,593 106,251,550
eBay, Inc. 46,288 2,650,451
Etsy, Inc.*(a) 9,304 1,156,301
110,058,302
IT Services 4.2%
Accenture plc, Class A 47,206 15,919,279
Akamai Technologies, Inc.*(a) 12,454 1,486,883
Automatic Data Processing,
Inc. 31,086 7,073,308
Broadridge Financial
Solutions, Inc. 8,996 1,400,767
Cognizant Technology
Solutions Corp., Class A 39,546 3,546,090
DXC Technology Co.* 16,903 551,545
EPAM Systems, Inc.* 4,162 1,234,491
Fidelity National Information
Services, Inc. 45,402 4,559,269
Fiserv, Inc.* 44,651 4,527,611
FleetCor Technologies, Inc.* 6,004 1,495,356
Gartner, Inc.* 6,148 1,828,784
Global Payments, Inc. 20,964 2,868,714
International Business
Machines Corp.(a) 66,661 8,667,263
Jack Henry & Associates, Inc. 5,282 1,040,818
Mastercard , Inc., Class A 64,241 22,958,449
Paychex, Inc. 23,544 3,213,050
PayPal Holdings, Inc.* 86,533 10,007,541
VeriSign, Inc.* 7,128 1,585,695
Visa, Inc., Class A(a) 123,519 27,392,809
121,357,722

NVIT S&P 500 Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 9,155 749,978
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc. 22,304 2,951,488
Bio-Rad Laboratories, Inc.,
Class A* 1,534 863,995
Bio- Techne Corp. 2,822 1,222,039
Charles River Laboratories
International, Inc.* 3,659 1,039,046
Danaher Corp. 47,571 13,954,002
Illumina, Inc.* 11,779 4,115,583
IQVIA Holdings, Inc.* 14,459 3,343,065
Mettler -Toledo International,
Inc.* 1,699 2,333,050
PerkinElmer, Inc.(a) 9,303 1,623,001
Thermo Fisher Scientific, Inc. 29,437 17,386,964
Waters Corp.* 4,484 1,391,789
West Pharmaceutical
Services, Inc. 5,647 2,319,279
52,543,301
Machinery 1.5%
Caterpillar, Inc. 40,241 8,966,500
Cummins, Inc. 10,556 2,165,141
Deere & Co. 20,865 8,668,573
Dover Corp. 10,569 1,658,276
Fortive Corp. 26,343 1,605,079
IDEX Corp. 5,524 1,059,117
Illinois Tool Works, Inc. 21,454 4,492,468
Ingersoll Rand, Inc. 31,412 1,581,594
Nordson Corp. 4,016 911,953
Otis Worldwide Corp. 31,370 2,413,921
PACCAR, Inc. 26,437 2,328,307
Parker-Hannifin Corp. 9,482 2,690,612
Pentair plc 12,775 692,533
Snap-on, Inc.(a) 3,755 771,577
Stanley Black & Decker, Inc. 11,978 1,674,405
Westinghouse Air Brake
Technologies Corp. 13,629 1,310,701
Xylem, Inc. 13,243 1,129,098
44,119,855
Media 1.0%
Charter Communications, Inc.,
Class A*(a) 8,877 4,842,581
Comcast Corp., Class A 336,929 15,775,016
Discovery, Inc., Class A*(a) 14,440 359,845
Discovery, Inc., Class C* 22,219 554,808
DISH Network Corp., Class
A*(a) 19,234 608,756
Fox Corp., Class A 22,311 880,169
Fox Corp., Class B 10,056 364,832
Interpublic Group of Cos., Inc.
(The) 28,082 995,507
News Corp., Class A 26,709 591,605
News Corp., Class B 9,114 205,247
Omnicom Group, Inc. 15,270 1,296,117
Paramount Global, Class B(a) 46,527 1,759,186
28,233,669
Metals & Mining 0.5%
Freeport-McMoRan, Inc. 108,242 5,383,957
Common Stocks
Shares Value ($)
Metals & Mining
Newmont Corp. 59,835 4,753,891
Nucor Corp. 20,258 3,011,352
13,149,200
Multiline Retail 0.5%
Dollar General Corp. 17,362 3,865,302
Dollar Tree, Inc.* 16,516 2,645,037
Target Corp. 35,685 7,573,071
14,083,410
Multi-Utilities 0.8%
Ameren Corp. 18,901 1,772,158
CenterPoint Energy, Inc. 46,745 1,432,267
CMS Energy Corp. 22,039 1,541,408
Consolidated Edison, Inc.(a) 26,830 2,540,264
Dominion Energy, Inc. 59,592 5,063,532
DTE Energy Co.(a) 14,172 1,873,680
NiSource, Inc. 29,500 938,100
Public Service Enterprise
Group, Inc. 38,353 2,684,710
Sempra Energy 23,992 4,033,535
WEC Energy Group, Inc. 24,036 2,399,033
24,278,687
Oil, Gas & Consumable Fuels 3.5%
APA Corp. 26,909 1,112,149
Chevron Corp. 143,798 23,414,628
ConocoPhillips 96,990 9,699,000
Coterra Energy, Inc. 62,101 1,674,864
Devon Energy Corp. 47,797 2,826,237
Diamondback Energy, Inc. 12,958 1,776,283
EOG Resources, Inc. 43,209 5,151,809
Exxon Mobil Corp. 315,733 26,076,389
Hess Corp. 21,107 2,259,293
Kinder Morgan, Inc. 147,920 2,797,167
Marathon Oil Corp. 56,953 1,430,090
Marathon Petroleum Corp. 43,124 3,687,102
Occidental Petroleum Corp.(a) 66,677 3,783,253
ONEOK, Inc. 34,010 2,402,126
Phillips 66(a) 34,846 3,010,346
Pioneer Natural Resources
Co. 17,030 4,258,011
Valero Energy Corp. 30,050 3,051,277
Williams Cos., Inc. (The)(a) 91,896 3,070,245
101,480,269
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 17,291 4,708,685
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co. 162,344 11,855,982
Catalent , Inc.* 13,340 1,479,406
Eli Lilly & Co. 59,311 16,984,891
Johnson & Johnson 196,143 34,762,424
Merck & Co., Inc. 188,783 15,489,645
Organon & Co. 19,612 685,047
Pfizer, Inc. 418,758 21,679,102
Viatris , Inc. 95,129 1,035,004
Zoetis, Inc. 35,207 6,639,688
110,611,189

96 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Professional Services 0.3%
Equifax, Inc. 8,914 2,113,509
Jacobs Engineering Group,
Inc. 9,449 1,302,167
Leidos Holdings, Inc. 10,793 1,165,860
Nielsen Holdings plc 27,672 753,785
Robert Half International, Inc. 7,885 900,309
Verisk Analytics, Inc. 12,282 2,636,086
8,871,716
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 24,678 2,258,531
Road & Rail 1.0%
CSX Corp. 165,712 6,205,914
JB Hunt Transport Services,
Inc. 6,474 1,299,914
Norfolk Southern Corp. 17,852 5,091,747
Old Dominion Freight Line, Inc. 6,895 2,059,399
Union Pacific Corp. 47,436 12,959,990
27,616,964
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc.* 121,820 13,319,799
Analog Devices, Inc. 39,126 6,462,833
Applied Materials, Inc. 66,137 8,716,856
Broadcom, Inc. 30,751 19,363,290
Enphase Energy, Inc.* 9,895 1,996,613
Intel Corp. 304,105 15,071,444
KLA Corp. 11,227 4,109,756
Lam Research Corp. 10,307 5,541,146
Microchip Technology, Inc. 41,312 3,104,184
Micron Technology, Inc. 83,847 6,530,843
Monolithic Power Systems,
Inc. 3,173 1,541,063
NVIDIA Corp. 186,199 50,806,259
NXP Semiconductors NV 19,880 3,679,390
Qorvo , Inc.* 8,005 993,420
QUALCOMM, Inc. 83,959 12,830,614
Skyworks Solutions, Inc. 12,139 1,617,886
SolarEdge Technologies, Inc.* 3,871 1,247,894
Teradyne, Inc.(a) 12,126 1,433,657
Texas Instruments, Inc. 68,648 12,595,535
170,962,482
Software 8.8%
Adobe, Inc.* 35,132 16,006,842
ANSYS, Inc.* 6,413 2,037,089
Autodesk, Inc.* 16,591 3,556,281
Cadence Design Systems,
Inc.* 20,909 3,438,694
Ceridian HCM Holding, Inc.*(a) 10,500 717,780
Citrix Systems, Inc. 8,776 885,498
Fortinet, Inc.* 10,249 3,502,493
Intuit, Inc. 21,048 10,120,720
Microsoft Corp. 558,364 172,149,205
NortonLifeLock , Inc. 42,180 1,118,614
Oracle Corp. 117,347 9,708,117
Paycom Software, Inc.* 3,521 1,219,604
PTC, Inc.* 7,410 798,205
salesforce.com, Inc.* 73,362 15,576,220
ServiceNow , Inc.* 14,949 8,324,949
Synopsys, Inc.* 11,497 3,831,605
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.*(a) 3,185 1,416,975
254,408,891
Specialty Retail 1.9%
Advance Auto Parts, Inc. 4,654 963,192
AutoZone, Inc.* 1,537 3,142,519
Bath & Body Works, Inc.(a) 19,227 919,051
Best Buy Co., Inc.(a) 15,756 1,432,220
CarMax, Inc.*(a) 11,972 1,155,059
Home Depot, Inc. (The) 77,774 23,280,091
Lowe's Cos., Inc. 50,180 10,145,894
O'Reilly Automotive, Inc.* 4,952 3,391,922
Ross Stores, Inc. 26,249 2,374,485
TJX Cos., Inc. (The) 88,584 5,366,419
Tractor Supply Co. 8,404 1,961,242
Ulta Beauty, Inc.* 4,002 1,593,676
55,725,770
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. 1,154,691 201,620,596
Hewlett Packard Enterprise
Co. 94,938 1,586,414
HP, Inc.(a) 80,641 2,927,268
NetApp, Inc. 16,232 1,347,256
Seagate Technology Holdings
plc 15,288 1,374,391
Western Digital Corp.* 23,530 1,168,264
210,024,189
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B 94,982 12,780,778
PVH Corp. 5,479 419,746
Ralph Lauren Corp.(a) 2,962 336,009
Tapestry, Inc. 19,167 712,054
Under Armour , Inc., Class A* 15,607 265,631
Under Armour , Inc., Class C* 15,318 238,348
VF Corp. 23,954 1,362,025
16,114,591
Tobacco 0.6%
Altria Group, Inc. 135,545 7,082,226
Philip Morris International, Inc. 114,853 10,789,291
17,871,517
Trading Companies & Distributors 0.2%
Fastenal Co. 43,688 2,595,067
United Rentals, Inc.*(a) 5,321 1,890,073
WW Grainger, Inc. 3,189 1,644,854
6,129,994
Water Utilities 0.1%
American Water Works Co.,
Inc. 13,857 2,293,749
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 43,878 5,631,741
Total Common Stocks
(cost $788,936,700) 2,851,825,920

NVIT S&P 500 Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 97
Repurchase Agreements 0.1%
Principal
Amount ($) Value ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $2,000,017,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $2,040,000.
(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,278,440,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
4/30/2022 - 7/20/2071;
total market value
$1,303,998.(b) 1,278,429 1,278,429
Total Repurchase Agreements
(cost $3,278,429) 3,278,429
Total Investments
(cost $792,215,129) — 98.6% 2,855,104,349
Other assets in excess of liabilities — 1.4% 41,993,202
NET ASSETS — 100.0%
$ 2,897,097,551
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $100,757,422, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,278,429 and by $101,542,471 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/14/2022 – 2/15/2052, a total value of
$104,820,900.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $3,278,429.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 194 6/2022 USD 43,948,275 1,476,957
Net contracts 1,476,957
As of March 31, 2022, the Fund had $2,194,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

98 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT S&P 500 Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT S&P 500 Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 99
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,851,825,920 $ – $ – $ 2,851,825,920
Futures Contracts 1,476,957 – – 1,476,957
Repurchase Agreements – 3,278,429 – 3,278,429
Total $ 2,853,302,877 $ 3,278,429 $ – $ 2,856,581,306
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,476,957
Total $ 1,476,957
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

100 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 0.8%
AAR Corp.* 4,736 229,364
Aerojet Rocketdyne Holdings,
Inc.*(a) 10,511 413,608
AeroVironment, Inc.*(a) 3,164 297,859
AerSale Corp.*(a) 2,071 32,556
Astronics Corp.* 4,009 51,836
Byrna Technologies, Inc.*(a) 2,408 19,673
Cadre Holdings, Inc.(a) 1,001 24,585
Ducommun, Inc.* 1,451 76,018
Kaman Corp.(a) 3,870 168,268
Kratos Defense & Security
Solutions, Inc.* 16,974 347,628
Maxar Technologies, Inc. 10,375 409,398
Moog, Inc., Class A 4,060 356,468
National Presto Industries, Inc. 682 52,480
Park Aerospace Corp. 2,606 34,008
Parsons Corp.*(a) 3,852 149,072
Triumph Group, Inc.* 8,911 225,270
Vectrus, Inc.* 1,538 55,153
2,943,244
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 8,177 273,521
Atlas Air Worldwide Holdings,
Inc.*(a) 4,028 347,899
Forward Air Corp.(a) 3,708 362,568
Hub Group, Inc., Class A* 4,563 352,309
Radiant Logistics, Inc.* 5,236 33,353
1,369,650
Airlines 0.3%
Allegiant Travel Co.* 2,096 340,369
Frontier Group Holdings,
Inc.*(a) 4,644 52,617
Hawaiian Holdings, Inc.*(a) 7,141 140,678
Mesa Air Group, Inc.* 4,576 20,134
SkyWest, Inc.* 7,272 209,797
Spirit Airlines, Inc.*(a) 13,925 304,540
Sun Country Airlines Holdings,
Inc.* 4,613 120,768
1,188,903
Auto Components 1.2%
Adient plc*(a) 13,229 539,346
American Axle &
Manufacturing Holdings,
Inc.* 15,945 123,733
Cooper-Standard Holdings,
Inc.*(a) 2,244 19,680
Dana, Inc. 20,418 358,744
Dorman Products, Inc.* 3,684 350,091
Fox Factory Holding Corp.* 5,897 577,611
Gentherm, Inc.*(a) 4,669 341,024
Goodyear Tire & Rubber Co.
(The)*(a) 38,581 551,322
LCI Industries(a) 3,463 359,494
Modine Manufacturing Co.* 6,673 60,124
Motorcar Parts of America,
Inc.* 2,504 44,646
Patrick Industries, Inc.(a) 3,140 189,342
Common Stocks
Shares Value ($)
Auto Components
Standard Motor Products, Inc.
(a) 2,943 126,961
Stoneridge, Inc.*(a) 3,480 72,245
Tenneco, Inc., Class A* 9,593 175,744
Visteon Corp.* 3,878 423,206
XL Fleet Corp.*(a) 15,927 31,695
XPEL, Inc. Reg. S*(a) 2,572 135,313
4,480,321
Automobiles 0.2%
Arcimoto, Inc.*(a) 3,652 24,140
Canoo, Inc.*(a) 14,879 82,132
Fisker, Inc.*(a) 22,635 291,991
Lordstown Motors Corp.*(a) 20,688 70,546
Winnebago Industries, Inc. 4,563 246,539
Workhorse Group, Inc.*(a) 20,921 104,605
819,953
Banks 8.7%
1st Source Corp. 2,657 122,886
Allegiance Bancshares, Inc.(a) 2,548 113,845
Amalgamated Financial Corp.
(a) 1,817 32,652
Amerant Bancorp, Inc. 3,509 110,849
American National
Bankshares, Inc. 1,705 64,244
Ameris Bancorp 8,900 390,532
Arrow Financial Corp. 2,172 70,416
Associated Banc-Corp. 22,096 502,905
Atlantic Union Bankshares
Corp. 10,945 401,572
Banc of California, Inc. 7,334 141,986
BancFirst Corp.(a) 2,487 206,943
Bancorp, Inc. (The)* 6,980 197,743
Bank First Corp.(a) 994 71,558
Bank of Marin Bancorp 2,269 79,574
Bank of NT Butterfield & Son
Ltd. (The) 7,217 258,946
BankUnited, Inc. 11,264 495,165
Banner Corp. 4,528 265,024
Bar Harbor Bankshares 2,214 63,365
Berkshire Hills Bancorp, Inc.(a) 6,286 182,105
Blue Ridge Bankshares, Inc.
(a) 3,085 46,799
Brookline Bancorp, Inc. 10,026 158,611
Business First Bancshares,
Inc. 2,781 67,662
Byline Bancorp, Inc. 3,626 96,742
Cadence Bank 21,494 628,914
Cambridge Bancorp 998 84,830
Camden National Corp. 2,130 100,195
Capital Bancorp, Inc. 1,304 29,809
Capital City Bank Group, Inc. 2,246 59,205
Capstar Financial Holdings,
Inc. 3,075 64,821
Carter Bankshares, Inc.* 3,923 68,143
Cathay General Bancorp 10,440 467,190
CBTX, Inc.(a) 2,733 84,723
Central Pacific Financial Corp. 3,687 102,867
Citizens & Northern Corp. 2,071 50,491
City Holding Co.(a) 1,983 156,062

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Banks
Civista Bancshares, Inc.(a) 2,263 54,538
CNB Financial Corp. 2,411 63,458
Coastal Financial Corp.*(a) 1,488 68,076
Columbia Banking System,
Inc. 9,397 303,241
Community Bank System, Inc.
(a) 6,992 490,489
Community Trust Bancorp, Inc. 2,536 104,483
ConnectOne Bancorp, Inc. 5,244 167,860
CrossFirst Bankshares,
Inc.*(a) 6,755 106,459
Customers Bancorp, Inc.* 4,172 217,528
CVB Financial Corp. 18,042 418,755
Dime Community Bancshares,
Inc.(a) 4,750 164,208
Eagle Bancorp, Inc.(a) 4,131 235,508
Eastern Bankshares, Inc. 24,787 533,912
Enterprise Bancorp, Inc. 1,543 61,905
Enterprise Financial Services
Corp.(a) 5,025 237,733
Equity Bancshares, Inc., Class
A 2,151 69,499
Farmers National Banc Corp. 4,550 77,623
FB Financial Corp. 4,777 212,194
Fidelity D&D Bancorp, Inc.(a) 535 24,840
Financial Institutions, Inc. 2,312 69,661
First Bancorp, Inc. (The) 1,612 48,489
First Bancorp/NC 4,799 200,454
First Bancorp/PR 25,839 339,008
First Bancshares, Inc. (The) 3,019 101,620
First Bank(a) 2,079 29,563
First Busey Corp. 7,515 190,430
First Commonwealth Financial
Corp. 12,733 193,032
First Community Bankshares,
Inc. 2,589 73,036
First Financial Bancorp 12,158 280,242
First Financial Bankshares,
Inc.(a) 18,441 813,617
First Financial Corp. 1,797 77,774
First Foundation, Inc. 7,088 172,168
First Internet Bancorp 1,389 59,741
First Interstate BancSystem,
Inc., Class A(a) 12,646 464,993
First Merchants Corp. 7,688 319,821
First Mid Bancshares, Inc. 2,404 92,530
First of Long Island Corp.
(The) 3,377 65,716
Five Star Bancorp(a) 1,661 47,006
Flushing Financial Corp. 4,410 98,564
Fulton Financial Corp. 23,664 393,296
German American Bancorp,
Inc. 3,499 132,927
Glacier Bancorp, Inc. 15,386 773,608
Great Southern Bancorp, Inc. 1,595 94,121
Guaranty Bancshares, Inc.(a) 1,385 48,475
Hancock Whitney Corp. 12,334 643,218
Hanmi Financial Corp. 4,070 100,163
HarborOne Bancorp, Inc.(a) 6,860 96,177
HBT Financial, Inc. 1,708 31,051
Common Stocks
Shares Value ($)
Banks
Heartland Financial USA, Inc. 5,798 277,318
Heritage Commerce Corp. 8,473 95,321
Heritage Financial Corp.(a) 4,633 116,103
Hilltop Holdings, Inc. 8,842 259,955
Home BancShares, Inc. 21,614 488,476
HomeStreet, Inc. 2,542 120,440
HomeTrust Bancshares, Inc. 2,265 66,885
Hope Bancorp, Inc. 15,667 251,925
Horizon Bancorp, Inc. 6,069 113,308
Independent Bank Corp. 6,018 491,610
Independent Bank Corp./MI 3,257 71,654
Independent Bank Group, Inc. 5,253 373,804
International Bancshares Corp. 7,741 326,748
Investors Bancorp, Inc. 31,935 476,790
Lakeland Bancorp, Inc.(a) 8,987 150,083
Lakeland Financial Corp. 3,406 248,638
Live Oak Bancshares, Inc.(a) 4,563 232,211
Macatawa Bank Corp. 4,967 44,753
Mercantile Bank Corp. 2,257 79,943
Meta Financial Group, Inc. 3,906 214,518
Metrocity Bankshares, Inc.(a) 2,819 66,190
Metropolitan Bank Holding
Corp.* 1,384 140,850
Mid Penn Bancorp, Inc. 2,146 57,534
Midland States Bancorp, Inc. 2,967 85,628
MidWestOne Financial Group,
Inc. 2,324 76,924
MVB Financial Corp. 1,503 62,375
National Bank Holdings Corp.,
Class A 3,941 158,744
NBT Bancorp, Inc. 5,629 203,376
Nicolet Bankshares, Inc.*(a) 1,767 165,338
Northrim Bancorp, Inc. 809 35,248
Northwest Bancshares, Inc. 15,982 215,917
OceanFirst Financial Corp. 8,415 169,142
OFG Bancorp 6,580 175,291
Old National Bancorp 42,372 694,053
Old Second Bancorp, Inc. 4,593 66,644
Origin Bancorp, Inc. 3,137 132,664
Orrstown Financial Services,
Inc. 1,454 33,340
Pacific Premier Bancorp, Inc. 12,242 432,755
Park National Corp.(a) 2,009 263,942
Peapack-Gladstone Financial
Corp. 2,595 90,176
Peoples Bancorp, Inc. 3,749 117,381
Peoples Financial Services
Corp.(a) 1,085 54,771
Preferred Bank 1,339 99,207
Premier Financial Corp. 5,210 158,019
Primis Financial Corp. 3,707 51,824
QCR Holdings, Inc.(a) 2,053 116,179
RBB Bancorp(a) 2,362 55,483
Red River Bancshares, Inc.(a) 824 43,598
Renasant Corp. 7,215 241,342
Republic Bancorp, Inc., Class
A 1,525 68,534
Republic First Bancorp,
Inc.*(a) 5,965 30,779
S&T Bancorp, Inc. 4,871 144,084

102 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Sandy Spring Bancorp, Inc.(a) 6,372 286,230
Seacoast Banking Corp. of
Florida 7,574 265,242
ServisFirst Bancshares, Inc.(a) 6,969 664,076
Sierra Bancorp 2,146 53,607
Silvergate Capital Corp., Class
A*(a) 3,841 578,339
Simmons First National Corp.,
Class A(a) 14,186 371,957
SmartFinancial, Inc. 2,122 54,281
South Plains Financial, Inc. 1,417 37,664
South State Corp. 10,874 887,210
Southern First Bancshares,
Inc.* 1,118 56,839
Southside Bancshares, Inc. 4,157 169,730
Spirit of Texas Bancshares,
Inc. 1,968 51,719
Stock Yards Bancorp, Inc.(a) 3,550 187,795
Summit Financial Group, Inc.
(a) 1,517 38,820
Texas Capital Bancshares,
Inc.* 7,110 407,474
Third Coast Bancshares, Inc.* 491 11,342
Tompkins Financial Corp. 1,986 155,444
Towne Bank 10,150 303,891
TriCo Bancshares 3,872 154,996
TriState Capital Holdings, Inc.* 4,114 136,708
Triumph Bancorp, Inc.* 3,285 308,856
Trustmark Corp. 8,118 246,706
UMB Financial Corp. 6,315 613,565
United Bankshares, Inc. 18,779 655,012
United Community Banks, Inc. 13,528 470,774
Univest Financial Corp. 4,277 114,453
Valley National Bancorp 57,424 747,661
Veritex Holdings, Inc.(a) 6,639 253,411
Washington Trust Bancorp,
Inc. 2,640 138,600
WesBanco, Inc. 8,697 298,829
West Bancorp, Inc.(a) 2,390 65,032
Westamerica Bancorp 3,401 205,761
33,702,023
Beverages 0.4%
Celsius Holdings, Inc.*(a) 7,552 416,719
Coca-Cola Consolidated, Inc.
(a) 660 327,921
Duckhorn Portfolio, Inc. (The)* 5,369 97,662
MGP Ingredients, Inc.(a) 1,986 169,982
National Beverage Corp.(a) 3,303 143,680
Primo Water Corp. 21,724 309,567
Zevia PBC, Class A*(a) 1,373 6,275
1,471,806
Biotechnology 6.8%
2seventy bio, Inc.*(a) 3,002 51,214
4D Molecular Therapeutics,
Inc.* 3,722 56,277
89bio, Inc.*(a) 1,300 4,901
ACADIA Pharmaceuticals,
Inc.* 16,865 408,470
Common Stocks
Shares Value ($)
Biotechnology
Acumen Pharmaceuticals,
Inc.*(a) 3,970 15,523
Adagio Therapeutics, Inc.*(a) 8,315 37,916
Adicet Bio, Inc.* 3,595 71,792
Adverum Biotechnologies,
Inc.*(a) 11,587 15,179
Aeglea BioTherapeutics, Inc.* 5,390 12,397
Aerovate Therapeutics,
Inc.*(a) 2,208 40,473
Affimed NV* 15,484 67,665
Agenus, Inc.*(a) 30,877 75,957
Agios Pharmaceuticals,
Inc.*(a) 7,483 217,830
Akebia Therapeutics, Inc.*(a) 25,460 18,278
Akero Therapeutics, Inc.* 3,429 48,658
Akouos, Inc.*(a) 3,202 15,210
Alaunos Therapeutics, Inc.*(a) 27,959 18,240
Albireo Pharma, Inc.*(a) 2,477 73,889
Aldeyra Therapeutics, Inc.* 6,473 28,772
Alector, Inc.*(a) 8,067 114,955
Aligos Therapeutics, Inc.*(a) 3,255 6,998
Alkermes plc* 22,420 589,870
Allakos, Inc.* 4,675 26,648
Allogene Therapeutics, Inc.* 9,099 82,892
Allovir, Inc.* 3,934 26,555
Alpine Immune Sciences,
Inc.*(a) 1,516 13,599
Altimmune, Inc.*(a) 5,317 32,381
ALX Oncology Holdings,
Inc.*(a) 2,893 48,892
Amicus Therapeutics, Inc.*(a) 36,798 348,477
AnaptysBio, Inc.*(a) 2,802 69,321
Anavex Life Sciences
Corp.*(a) 9,929 122,226
Anika Therapeutics, Inc.* 1,925 48,337
Annexon, Inc.*(a) 4,159 11,354
Apellis Pharmaceuticals, Inc.* 10,994 558,605
Applied Molecular Transport,
Inc.*(a) 3,280 24,666
Applied Therapeutics, Inc.*(a) 2,362 4,984
AquaBounty Technologies,
Inc.*(a) 13,017 24,342
Arbutus Biopharma Corp.*(a) 14,199 42,313
Arcellx, Inc.*(a) 1,222 17,132
Arcturus Therapeutics
Holdings, Inc.*(a) 2,816 75,919
Arcus Biosciences, Inc.*(a) 6,281 198,228
Arcutis Biotherapeutics,
Inc.*(a) 3,689 71,050
Ardelyx, Inc.* 11,538 12,346
Arrowhead Pharmaceuticals,
Inc.* 14,481 665,981
Atara Biotherapeutics, Inc.* 11,874 110,309
Athenex, Inc.*(a) 11,534 9,567
Athersys, Inc.*(a) 26,813 16,235
Atossa Therapeutics, Inc.*(a) 15,604 19,505
Atreca, Inc., Class A*(a) 3,465 10,984
Aura Biosciences, Inc.*(a) 786 17,292
Avalo Therapeutics, Inc.*(a) 11,698 8,478
Avid Bioservices, Inc.*(a) 8,380 170,701

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Biotechnology
Avidity Biosciences, Inc.*(a) 5,039 93,070
Avita Medical, Inc.*(a) 3,184 27,000
Avrobio, Inc.* 4,838 6,386
Beam Therapeutics, Inc.* 7,117 407,804
Beyondspring, Inc.*(a) 2,988 6,574
BioAtla, Inc.* 2,045 10,225
BioCryst Pharmaceuticals,
Inc.*(a) 25,266 410,825
Biohaven Pharmaceutical
Holding Co. Ltd.*(a) 7,775 921,882
Biomea Fusion, Inc.* 2,994 13,353
Bioxcel Therapeutics, Inc.*(a) 2,421 50,623
Black Diamond Therapeutics,
Inc.*(a) 3,038 8,415
Bluebird Bio, Inc.*(a) 9,009 43,694
Blueprint Medicines Corp.*(a) 8,166 521,644
Bolt Biotherapeutics, Inc.*(a) 2,988 8,187
Bridgebio Pharma, Inc.*(a) 14,400 146,160
Brooklyn ImmunoTherapeutics,
Inc.*(a) 3,969 8,136
C4 Therapeutics, Inc.*(a) 5,481 132,969
Cardiff Oncology, Inc.*(a) 4,823 11,961
CareDx, Inc.*(a) 7,188 265,884
Caribou Biosciences, Inc.* 7,073 64,930
Catalyst Pharmaceuticals,
Inc.* 14,063 116,582
Celcuity, Inc.*(a) 1,370 12,809
Celldex Therapeutics, Inc.*(a) 6,360 216,622
CEL-SCI Corp.*(a) 4,734 18,605
Century Therapeutics, Inc.*(a) 2,404 30,266
Cerevel Therapeutics
Holdings, Inc.*(a) 5,762 201,728
ChemoCentryx, Inc.*(a) 7,717 193,465
Chimerix, Inc.* 9,737 44,595
Chinook Therapeutics, Inc.*(a) 6,108 99,927
Clene, Inc.*(a) 2,561 10,090
Clovis Oncology, Inc.*(a) 15,911 32,140
Codiak Biosciences, Inc.*(a) 2,094 13,129
Cogent Biosciences, Inc.*(a) 4,956 37,120
Coherus Biosciences, Inc.* 9,034 116,629
Cortexyme, Inc.*(a) 2,605 16,125
Crinetics Pharmaceuticals,
Inc.* 6,431 141,160
Cue Biopharma, Inc.* 3,972 19,383
Cullinan Oncology, Inc.*(a) 3,379 35,378
Curis, Inc.* 11,552 27,494
Cyteir Therapeutics, Inc.*(a) 3,754 14,153
Cytokinetics, Inc.*(a) 11,168 411,094
CytomX Therapeutics, Inc.*(a) 8,651 23,098
Day One Biopharmaceuticals,
Inc.*(a) 3,192 31,665
Deciphera Pharmaceuticals,
Inc.* 5,249 48,658
Denali Therapeutics, Inc.*(a) 12,761 410,521
DermTech, Inc.*(a) 3,163 46,433
Design Therapeutics, Inc.*(a) 3,544 57,236
Dynavax Technologies
Corp.*(a) 14,750 159,890
Dyne Therapeutics, Inc.*(a) 4,006 38,618
Eagle Pharmaceuticals, Inc.* 1,550 76,710
Common Stocks
Shares Value ($)
Biotechnology
Editas Medicine, Inc.*(a) 9,895 188,203
Eiger BioPharmaceuticals,
Inc.* 4,270 35,441
Eliem Therapeutics, Inc.*(a) 921 7,727
Emergent BioSolutions, Inc.* 6,986 286,845
Enanta Pharmaceuticals,
Inc.*(a) 2,686 191,189
Entrada Therapeutics, Inc.*(a) 1,221 11,465
Epizyme, Inc.* 20,989 24,137
Erasca, Inc.*(a) 8,891 76,463
Evelo Biosciences, Inc.*(a) 4,051 13,733
Exagen, Inc.*(a) 1,348 10,824
Fate Therapeutics, Inc.*(a) 11,395 441,784
FibroGen, Inc.* 11,946 143,591
Finch Therapeutics Group,
Inc.*(a) 1,253 6,303
Foghorn Therapeutics, Inc.*(a) 2,609 39,735
Forma Therapeutics Holdings,
Inc.* 4,545 42,269
Forte Biosciences, Inc.*(a) 2,004 2,926
Fortress Biotech, Inc.* 9,554 12,993
Frequency Therapeutics,
Inc.*(a) 4,267 9,046
G1 Therapeutics, Inc.*(a) 5,229 39,740
Gemini Therapeutics, Inc.*(a) 2,860 3,975
Generation Bio Co.*(a) 5,844 42,895
Geron Corp.*(a) 40,220 54,699
Global Blood Therapeutics,
Inc.*(a) 8,713 301,818
Gossamer Bio, Inc.*(a) 8,252 71,627
Graphite Bio, Inc.* 4,126 21,043
Greenwich Lifesciences,
Inc.*(a) 538 10,556
Gritstone bio, Inc.*(a) 6,002 24,728
GT Biopharma, Inc.*(a) 2,317 6,673
Halozyme Therapeutics,
Inc.*(a) 19,355 771,877
Harpoon Therapeutics, Inc.*(a) 2,442 12,137
Heron Therapeutics, Inc.*(a) 12,323 70,488
Homology Medicines, Inc.* 5,595 17,009
Hookipa Pharma, Inc.*(a) 2,506 5,714
Humanigen, Inc.*(a) 5,982 18,006
iBio, Inc.*(a) 28,825 12,343
Icosavax, Inc.*(a) 3,353 23,605
Ideaya Biosciences, Inc.*(a) 4,790 53,600
IGM Biosciences, Inc.*(a) 1,076 28,761
Imago Biosciences, Inc.*(a) 2,771 53,397
Immuneering Corp., Class
A*(a) 2,729 17,657
Immunic, Inc.*(a) 2,718 30,713
ImmunityBio, Inc.*(a) 10,212 57,289
ImmunoGen, Inc.* 29,917 142,405
Immunovant, Inc.* 5,962 32,851
Impel Neuropharma, Inc.*(a) 682 4,344
Infinity Pharmaceuticals,
Inc.*(a) 11,675 13,310
Inhibrx, Inc.*(a) 4,164 92,774
Inovio Pharmaceuticals,
Inc.*(a) 30,748 110,385
Inozyme Pharma, Inc.*(a) 1,919 7,849

104 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Insmed, Inc.* 16,576 389,536
Instil Bio, Inc.*(a) 8,183 87,967
Intellia Therapeutics, Inc.*(a) 9,753 708,751
Intercept Pharmaceuticals,
Inc.*(a) 3,739 60,834
Ironwood Pharmaceuticals,
Inc.*(a) 20,746 260,985
iTeos Therapeutics, Inc.* 3,015 97,023
IVERIC bio, Inc.* 16,564 278,772
Janux Therapeutics, Inc.* 2,457 35,233
Jounce Therapeutics, Inc.* 4,397 29,856
KalVista Pharmaceuticals,
Inc.*(a) 3,241 47,772
Karuna Therapeutics, Inc.*(a) 3,062 388,231
Karyopharm Therapeutics,
Inc.*(a) 10,686 78,756
Keros Therapeutics, Inc.* 2,290 124,530
Kezar Life Sciences, Inc.*(a) 5,096 84,696
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 3,890 38,667
Kinnate Biopharma, Inc.*(a) 3,360 37,834
Kodiak Sciences, Inc.* 4,590 35,435
Kronos Bio, Inc.* 5,178 37,437
Krystal Biotech, Inc.*(a) 2,790 185,647
Kura Oncology, Inc.*(a) 9,181 147,630
Kymera Therapeutics, Inc.*(a) 4,729 200,131
Lexicon Pharmaceuticals,
Inc.*(a) 9,055 18,925
Ligand Pharmaceuticals,
Inc.*(a) 2,144 241,179
Lineage Cell Therapeutics,
Inc.*(a) 16,174 24,908
Lyell Immunopharma, Inc.*(a) 20,538 103,717
MacroGenics, Inc.* 9,155 80,656
Madrigal Pharmaceuticals,
Inc.*(a) 1,726 169,355
Magenta Therapeutics, Inc.*(a) 3,990 11,571
MannKind Corp.*(a) 34,862 128,292
MEI Pharma, Inc.*(a) 20,950 12,622
MeiraGTx Holdings plc*(a) 3,973 55,026
Mersana Therapeutics, Inc.*(a) 10,440 41,656
MiMedx Group, Inc.*(a) 16,930 79,740
Mirum Pharmaceuticals,
Inc.*(a) 471 10,371
Molecular Templates, Inc.*(a) 4,932 17,015
Monte Rosa Therapeutics,
Inc.*(a) 4,016 56,304
Morphic Holding, Inc.* 2,942 118,121
Mustang Bio, Inc.* 9,283 9,376
Myriad Genetics, Inc.* 10,952 275,990
Neoleukin Therapeutics,
Inc.*(a) 4,696 8,828
NexImmune, Inc.*(a) 2,317 9,755
Nkarta, Inc.* 1,882 21,417
Nurix Therapeutics, Inc.* 4,177 58,520
Nuvalent, Inc., Class A*(a) 2,557 35,517
Ocugen, Inc.*(a) 24,708 81,536
Olema Pharmaceuticals,
Inc.*(a) 3,289 14,011
Common Stocks
Shares Value ($)
Biotechnology
Omega Therapeutics, Inc.*(a) 3,070 19,157
Oncocyte Corp.*(a) 7,856 11,705
Oncorus, Inc.*(a) 2,724 4,849
Oncternal Therapeutics,
Inc.*(a) 5,903 8,205
OPKO Health, Inc.*(a) 55,209 189,919
Organogenesis Holdings,
Inc.*(a) 9,567 72,901
ORIC Pharmaceuticals, Inc.* 4,514 24,105
Outlook Therapeutics, Inc.*(a) 17,792 31,670
Oyster Point Pharma, Inc.*(a) 1,451 16,890
Passage Bio, Inc.* 4,947 15,336
PMV Pharmaceuticals, Inc.*(a) 3,499 72,849
Portage Biotech, Inc.*(a) 614 4,034
Poseida Therapeutics, Inc.*(a) 3,836 17,185
Praxis Precision Medicines,
Inc.*(a) 4,640 47,374
Precigen, Inc.*(a) 12,651 26,694
Precision BioSciences, Inc.* 7,395 22,777
Prelude Therapeutics, Inc.*(a) 1,444 9,964
Prometheus Biosciences,
Inc.*(a) 4,186 158,063
Protagonist Therapeutics,
Inc.*(a) 6,153 145,703
Prothena Corp. plc*(a) 5,175 189,250
PTC Therapeutics, Inc.* 9,705 362,094
Puma Biotechnology, Inc.*(a) 4,262 12,275
Pyxis Oncology, Inc.*(a) 1,582 6,391
Radius Health, Inc.* 6,244 55,135
Rallybio Corp.*(a) 2,478 17,296
RAPT Therapeutics, Inc.*(a) 2,835 62,342
Recursion Pharmaceuticals,
Inc., Class A*(a) 15,814 113,228
REGENXBIO, Inc.* 5,401 179,259
Relay Therapeutics, Inc.*(a) 9,889 295,978
Reneo Pharmaceuticals,
Inc.*(a) 1,047 3,078
Replimune Group, Inc.* 4,672 79,331
REVOLUTION Medicines,
Inc.*(a) 8,270 210,968
Rhythm Pharmaceuticals,
Inc.*(a) 5,876 67,692
Rigel Pharmaceuticals, Inc.* 22,789 68,139
Rocket Pharmaceuticals,
Inc.*(a) 5,803 92,036
Rubius Therapeutics, Inc.* 6,014 33,137
Sana Biotechnology, Inc.*(a) 11,866 98,013
Sangamo Therapeutics,
Inc.*(a) 16,776 97,469
Scholar Rock Holding
Corp.*(a) 4,026 51,895
Selecta Biosciences, Inc.* 11,914 14,654
Sensei Biotherapeutics,
Inc.*(a) 2,732 6,311
Sera Prognostics, Inc., Class
A*(a) 633 2,399
Seres Therapeutics, Inc.* 9,284 66,102
Sesen Bio, Inc.*(a) 25,826 15,565
Shattuck Labs, Inc.* 3,548 15,114

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Biotechnology
Sigilon Therapeutics, Inc.* 1,317 1,936
Silverback Therapeutics, Inc.* 2,770 9,723
Solid Biosciences, Inc.*(a) 7,784 9,341
Sorrento Therapeutics, Inc.*(a) 44,527 103,748
Spectrum Pharmaceuticals,
Inc.*(a) 20,635 26,619
Spero Therapeutics, Inc.*(a) 3,228 28,084
SpringWorks Therapeutics,
Inc.*(a) 4,039 227,961
Spruce Biosciences, Inc.*(a) 1,457 2,929
SQZ Biotechnologies Co.*(a) 3,037 14,608
Stoke Therapeutics, Inc.* 2,546 53,593
Summit Therapeutics, Inc.*(a) 3,798 9,305
Surface Oncology, Inc.* 4,438 13,048
Sutro Biopharma, Inc.*(a) 5,783 47,536
Syndax Pharmaceuticals, Inc.* 6,716 116,724
Syros Pharmaceuticals,
Inc.*(a) 7,679 9,138
Talaris Therapeutics, Inc.*(a) 2,841 27,955
Taysha Gene Therapies,
Inc.*(a) 2,969 19,358
TCR2 Therapeutics, Inc.* 4,068 11,228
Tenaya Therapeutics, Inc.*(a) 3,932 46,319
TG Therapeutics, Inc.*(a) 18,631 177,181
Tonix Pharmaceuticals Holding
Corp.*(a) 65,592 15,099
Travere Therapeutics, Inc.*(a) 8,383 216,030
Trevena, Inc.*(a) 21,813 11,995
Turning Point Therapeutics,
Inc.*(a) 6,607 177,398
Twist Bioscience Corp.*(a) 7,752 382,794
Tyra Biosciences, Inc.*(a) 1,620 17,334
UroGen Pharma Ltd.*(a) 2,602 22,663
Vanda Pharmaceuticals, Inc.* 7,960 90,028
Vaxart, Inc.*(a) 17,178 86,577
Vaxcyte, Inc.*(a) 6,052 146,156
VBI Vaccines, Inc.*(a) 24,837 41,229
Vera Therapeutics, Inc.*(a) 1,959 46,017
Veracyte, Inc.*(a) 9,580 264,121
Verastem, Inc.*(a) 22,992 32,419
Vericel Corp.*(a) 6,580 251,488
Verve Therapeutics, Inc.*(a) 5,058 115,424
Vigil Neuroscience, Inc.* 978 6,875
Viking Therapeutics, Inc.*(a) 9,124 27,372
Vincerx Pharma, Inc.*(a) 2,509 10,036
Vir Biotechnology, Inc.*(a) 8,706 223,918
Viracta Therapeutics, Inc.*(a) 4,836 23,019
VistaGen Therapeutics,
Inc.*(a) 25,518 31,642
Vor BioPharma, Inc.*(a) 2,761 16,676
Werewolf Therapeutics,
Inc.*(a) 3,520 15,488
XBiotech, Inc.(a) 2,005 17,323
Xencor, Inc.*(a) 8,027 214,160
Xilio Therapeutics, Inc.*(a) 1,287 9,099
XOMA Corp.*(a) 786 21,992
Y-mAbs Therapeutics, Inc.* 4,661 55,373
Common Stocks
Shares Value ($)
Biotechnology
Zentalis Pharmaceuticals,
Inc.*(a) 5,172 238,636
26,379,147
Building Products 1.2%
AAON, Inc. 5,887 328,082
American Woodmark Corp.* 2,269 111,068
Apogee Enterprises, Inc.(a) 3,265 154,957
Caesarstone Ltd.(a) 3,017 31,739
Cornerstone Building Brands,
Inc.* 7,840 190,669
CSW Industrials, Inc. 2,090 245,763
Gibraltar Industries, Inc.* 4,675 200,791
Griffon Corp. 7,458 149,384
Insteel Industries, Inc. 2,675 98,948
JELD-WEN Holding, Inc.* 12,510 253,703
Masonite International Corp.* 3,352 298,127
PGT Innovations, Inc.* 8,231 147,993
Quanex Building Products
Corp.(a) 4,786 100,458
Resideo Technologies, Inc.* 20,245 482,438
Simpson Manufacturing Co.,
Inc. 6,038 658,383
UFP Industries, Inc. 8,498 655,706
View, Inc.*(a) 18,596 34,217
Zurn Water Solutions Corp. 16,939 599,641
4,742,067
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class A 8,300 326,605
Assetmark Financial Holdings,
Inc.* 2,392 53,222
Associated Capital Group,
Inc., Class A 224 9,388
B. Riley Financial, Inc. 2,932 205,123
BGC Partners, Inc., Class A 43,941 193,340
Blucora, Inc.* 6,882 134,543
Brightsphere Investment
Group, Inc.(a) 4,336 105,148
Cohen & Steers, Inc. 3,510 301,474
Cowen, Inc., Class A(a) 3,795 102,844
Diamond Hill Investment
Group, Inc.(a) 405 75,857
Donnelley Financial Solutions,
Inc.* 4,130 137,364
Federated Hermes, Inc., Class
B 12,996 442,644
Focus Financial Partners, Inc.,
Class A* 9,218 421,631
GAMCO Investors, Inc., Class
A 704 15,565
GCM Grosvenor, Inc., Class
A(a) 6,442 62,552
Greenhill & Co., Inc.(a) 1,958 30,290
Hamilton Lane, Inc., Class A 4,912 379,648
Houlihan Lokey, Inc. 7,096 623,029
Moelis & Co., Class A 8,668 406,963
Open Lending Corp., Class A* 14,723 278,412
Oppenheimer Holdings, Inc.,
Class A 1,232 53,691

106 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
Piper Sandler Cos. 2,445 320,906
PJT Partners, Inc., Class A 3,384 213,598
Pzena Investment
Management, Inc., Class A 2,253 18,069
Sculptor Capital Management,
Inc. 3,247 45,231
StepStone Group, Inc., Class
A(a) 6,274 207,418
StoneX Group, Inc.*(a) 2,507 186,095
Value Line, Inc.(a) 128 8,576
Virtus Investment Partners,
Inc. 1,009 242,150
WisdomTree Investments, Inc.
(a) 17,584 103,218
5,704,594
Chemicals 2.0%
AdvanSix, Inc. 3,821 195,215
American Vanguard Corp. 3,912 79,492
Amyris, Inc.*(a) 24,621 107,348
Aspen Aerogels, Inc.* 3,045 104,992
Avient Corp. 12,723 610,704
Balchem Corp. 4,501 615,287
Cabot Corp.(a) 7,833 535,855
Chase Corp. 992 86,215
Danimer Scientific, Inc.*(a) 12,071 70,736
Ecovyst, Inc. 7,847 90,711
Ferro Corp.* 11,369 247,162
FutureFuel Corp. 4,642 45,167
GCP Applied Technologies,
Inc.*(a) 9,515 298,961
Hawkins, Inc. 2,720 124,848
HB Fuller Co.(a) 7,311 483,038
Ingevity Corp.* 5,566 356,614
Innospec, Inc. 3,448 319,112
Intrepid Potash, Inc.* 1,415 116,228
Koppers Holdings, Inc. 3,028 83,331
Kronos Worldwide, Inc. 2,970 46,094
Livent Corp.*(a) 22,618 589,651
Marrone Bio Innovations,
Inc.*(a) 13,080 14,126
Minerals Technologies, Inc. 4,632 306,407
Orion Engineered Carbons SA 8,503 135,793
PureCycle Technologies,
Inc.*(a) 8,341 66,728
Quaker Chemical Corp.(a) 1,883 325,401
Rayonier Advanced Materials,
Inc.* 8,242 54,150
Sensient Technologies Corp.
(a) 5,915 496,564
Stepan Co. 3,058 302,161
Tredegar Corp. 3,496 41,917
Trinseo plc 5,531 265,045
Tronox Holdings plc, Class A 16,058 317,788
Valhi, Inc.(a) 328 9,614
Zymergen, Inc.*(a) 10,686 30,882
7,573,337
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 9,406 433,052
ACCO Brands Corp. 13,307 106,456
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Aris Water Solution, Inc., Class
A(a) 2,594 47,211
Brady Corp., Class A 6,538 302,513
BrightView Holdings, Inc.* 6,364 86,614
Brink's Co. (The) 6,711 456,348
Casella Waste Systems, Inc.,
Class A* 6,837 599,263
CECO Environmental
Corp.*(a) 4,150 22,784
Cimpress plc* 2,551 162,218
CompX International, Inc. 256 6,021
CoreCivic, Inc.* 17,627 196,894
Deluxe Corp. 5,815 175,846
Ennis, Inc. 3,404 62,872
GEO Group, Inc. (The)*(a) 15,716 103,883
Harsco Corp.* 10,961 134,163
Healthcare Services Group,
Inc.(a) 10,483 194,669
Heritage-Crystal Clean, Inc.* 2,084 61,707
HNI Corp.(a) 6,015 222,856
Interface, Inc.(a) 8,316 112,848
KAR Auction Services, Inc.* 17,032 307,428
Kimball International, Inc.,
Class B 4,817 40,704
Matthews International Corp.,
Class A(a) 4,343 140,539
MillerKnoll, Inc.(a) 10,508 363,156
Montrose Environmental
Group, Inc.*(a) 3,611 191,130
NL Industries, Inc.(a) 1,117 8,031
Pitney Bowes, Inc. 17,361 90,277
SP Plus Corp.* 3,326 104,303
Steelcase, Inc., Class A 11,825 141,309
Team, Inc.* 3,441 7,605
Tetra Tech, Inc. 7,510 1,238,699
UniFirst Corp.(a) 2,106 388,094
US Ecology, Inc.* 4,451 213,114
Viad Corp.*(a) 2,925 104,247
VSE Corp.(a) 1,412 65,079
6,891,933
Communications Equipment 0.7%
ADTRAN, Inc.(a) 6,784 125,165
Aviat Networks, Inc.* 1,212 37,293
CalAmp Corp.*(a) 4,653 34,013
Calix, Inc.* 7,726 331,523
Cambium Networks Corp.* 1,508 35,649
Casa Systems, Inc.* 4,185 18,916
Clearfield, Inc.*(a) 1,681 109,635
Comtech Telecommunications
Corp. 3,401 53,362
Digi International, Inc.* 4,867 104,738
DZS, Inc.*(a) 2,242 31,097
EMCORE Corp.* 4,872 18,026
Extreme Networks, Inc.* 17,678 215,848
Harmonic, Inc.* 12,594 116,998
Infinera Corp.*(a) 25,485 220,955
Inseego Corp.*(a) 12,498 50,617
KVH Industries, Inc.* 1,979 18,009
NETGEAR, Inc.* 4,022 99,263

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Communications Equipment
NetScout Systems, Inc.* 9,901 317,624
Plantronics, Inc.*(a) 5,915 233,051
Ribbon Communications, Inc.* 9,382 28,990
Viavi Solutions, Inc.*(a) 31,808 511,473
2,712,245
Construction & Engineering 1.6%
Ameresco, Inc., Class A*(a) 4,335 344,632
API Group Corp.*(a) 28,166 592,331
Arcosa, Inc. 6,763 387,182
Argan, Inc. 2,169 88,040
Comfort Systems USA, Inc.(a) 4,983 443,537
Concrete Pumping Holdings,
Inc.*(a) 3,442 23,061
Construction Partners, Inc.,
Class A* 5,346 139,958
Dycom Industries, Inc.* 4,110 391,519
EMCOR Group, Inc. 7,339 826,591
Fluor Corp.*(a) 19,826 568,808
Granite Construction, Inc.(a) 6,327 207,526
Great Lakes Dredge & Dock
Corp.* 9,171 128,669
IES Holdings, Inc.* 1,155 46,431
Infrastructure and Energy
Alternatives, Inc.* 3,829 45,374
INNOVATE Corp.*(a) 8,326 30,723
Matrix Service Co.* 3,475 28,564
MYR Group, Inc.* 2,284 214,787
Northwest Pipe Co.* 1,291 32,856
NV5 Global, Inc.* 1,824 243,139
Primoris Services Corp. 7,440 177,221
Sterling Construction Co., Inc.* 3,961 106,155
Tutor Perini Corp.* 5,504 59,443
WillScot Mobile Mini Holdings
Corp.* 28,989 1,134,340
6,260,887
Construction Materials 0.1%
Summit Materials, Inc., Class
A* 16,654 517,273
United States Lime & Minerals,
Inc. 276 32,027
549,300
Consumer Finance 0.7%
Atlanticus Holdings Corp.* 713 36,926
Curo Group Holdings Corp. 2,810 36,670
Encore Capital Group, Inc.*(a) 3,390 212,655
Enova International, Inc.* 5,034 191,141
EZCORP, Inc., Class A* 6,575 39,713
FirstCash Holdings, Inc. 5,584 392,779
Green Dot Corp., Class A* 6,983 191,893
LendingClub Corp.*(a) 13,931 219,831
LendingTree, Inc.* 1,694 202,721
Navient Corp. 20,978 357,465
Nelnet, Inc., Class A 2,491 211,710
Oportun Financial Corp.* 2,782 39,950
PRA Group, Inc.* 5,927 267,189
PROG Holdings, Inc.* 8,157 234,677
Regional Management Corp. 1,039 50,464
Common Stocks
Shares Value ($)
Consumer Finance
World Acceptance Corp.* 598 114,720
2,800,504
Containers & Packaging 0.3%
Greif, Inc., Class A 3,657 237,925
Greif, Inc., Class B 791 50,434
Myers Industries, Inc. 5,222 112,795
O-I Glass, Inc.* 21,792 287,219
Pactiv Evergreen, Inc.(a) 5,738 57,724
Ranpak Holdings Corp.* 5,088 103,948
TriMas Corp. 6,005 192,700
UFP Technologies, Inc.*(a) 923 61,075
1,103,820
Distributors 0.0%
†
Funko, Inc., Class A*(a) 4,151 71,605
Greenlane Holdings, Inc.,
Class A* 2,817 1,577
73,182
Diversified Consumer Services 0.7%
2U, Inc.* 10,151 134,805
Adtalem Global Education,
Inc.* 6,883 204,494
American Public Education,
Inc.* 2,482 52,718
Carriage Services, Inc.(a) 2,149 114,606
Coursera, Inc.* 10,060 231,782
European Wax Center, Inc.,
Class A*(a) 1,833 54,184
Graham Holdings Co., Class B 538 328,971
Houghton Mifflin Harcourt Co.* 17,847 374,966
Laureate Education, Inc.,
Class A 13,877 164,443
OneSpaWorld Holdings
Ltd.*(a) 7,764 79,193
Perdoceo Education Corp.* 10,063 115,523
PowerSchool Holdings, Inc.,
Class A*(a) 5,940 98,069
Regis Corp.*(a) 7,853 16,648
StoneMor, Inc.* 4,200 10,962
Strategic Education, Inc.(a) 3,385 224,696
Stride, Inc.*(a) 5,858 212,821
Udemy, Inc.*(a) 1,853 23,088
Vivint Smart Home, Inc.*(a) 12,779 86,386
WW International, Inc.* 7,355 75,242
2,603,597
Diversified Financial Services 0.1%
Alerus Financial Corp.(a) 2,404 66,447
A-Mark Precious Metals, Inc. 1,302 100,697
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,575 71,278
Cannae Holdings, Inc.* 11,693 279,696
518,118
Diversified Telecommunication Services 0.6%
Anterix, Inc.* 1,668 96,577
ATN International, Inc. 1,483 59,142
Bandwidth, Inc., Class A*(a) 3,156 102,223

108 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Cogent Communications
Holdings, Inc. 5,953 394,982
Consolidated Communications
Holdings, Inc.* 9,726 57,383
EchoStar Corp., Class A* 5,537 134,771
Globalstar, Inc.*(a) 89,511 131,581
IDT Corp., Class B*(a) 1,989 67,805
Iridium Communications, Inc.* 16,568 668,022
Liberty Latin America Ltd.,
Class A* 5,719 55,474
Liberty Latin America Ltd.,
Class C* 21,366 204,900
Ooma, Inc.* 2,900 43,471
Radius Global Infrastructure,
Inc.*(a) 10,428 148,912
Telesat Corp.*(a) 1,052 17,358
2,182,601
Electric Utilities 0.7%
ALLETE, Inc. 7,381 494,379
MGE Energy, Inc. 5,085 405,732
Otter Tail Corp. 5,744 359,000
PNM Resources, Inc. 11,951 569,704
Portland General Electric Co. 12,793 705,534
Via Renewables, Inc.(a) 1,565 12,896
2,547,245
Electrical Equipment 1.0%
Advent Technologies Holdings,
Inc.*(a) 5,835 13,537
Allied Motion Technologies,
Inc.(a) 1,552 46,312
American Superconductor
Corp.* 3,586 27,289
Array Technologies, Inc.*(a) 17,636 198,758
Atkore, Inc.* 6,195 609,836
AZZ, Inc. 3,482 167,972
Babcock & Wilcox Enterprises,
Inc.*(a) 8,762 71,498
Beam Global*(a) 1,173 23,988
Blink Charging Co.*(a) 5,341 141,323
Bloom Energy Corp., Class
A*(a) 19,979 482,493
Encore Wire Corp. 2,772 316,202
EnerSys(a) 5,799 432,431
Eos Energy Enterprises,
Inc.*(a) 6,651 27,801
FTC Solar, Inc.*(a) 5,569 27,455
FuelCell Energy, Inc.* 52,410 301,882
GrafTech International Ltd.(a) 27,823 267,657
Powell Industries, Inc.(a) 1,215 23,595
Preformed Line Products Co. 429 27,207
Romeo Power, Inc.*(a) 18,562 27,657
Stem, Inc.*(a) 15,632 172,108
Thermon Group Holdings, Inc.* 4,809 77,906
TPI Composites, Inc.* 5,279 74,223
Vicor Corp.* 2,996 211,368
3,770,498
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.*(a) 3,203 60,889
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Advanced Energy Industries,
Inc.(a) 5,267 453,383
Aeva Technologies, Inc.*(a) 16,592 71,843
Akoustis Technologies, Inc.*(a) 6,973 45,325
Arlo Technologies, Inc.* 11,626 103,006
Badger Meter, Inc. 4,088 407,614
Belden, Inc. 6,249 346,195
Benchmark Electronics, Inc.(a) 4,774 119,541
CTS Corp. 4,485 158,500
Daktronics, Inc.*(a) 4,899 18,812
ePlus, Inc.* 3,714 208,207
Fabrinet* 5,170 543,522
FARO Technologies, Inc.* 2,566 133,227
Identiv, Inc.*(a) 3,042 49,189
II-VI, Inc.*(a) 14,785 1,071,765
Insight Enterprises, Inc.* 4,835 518,892
Iteris, Inc.*(a) 5,564 16,581
Itron, Inc.*(a) 6,329 333,412
Kimball Electronics, Inc.*(a) 3,211 64,188
Knowles Corp.* 12,257 263,893
Luna Innovations, Inc.*(a) 4,064 31,333
Methode Electronics, Inc. 5,259 227,452
MicroVision, Inc.*(a) 22,206 103,702
Napco Security Technologies,
Inc.* 3,868 79,371
nLight, Inc.* 6,003 104,092
Novanta, Inc.* 4,897 696,794
OSI Systems, Inc.*(a) 2,364 201,224
Ouster, Inc.*(a) 17,452 78,534
PAR Technology Corp.*(a) 3,494 140,948
PC Connection, Inc. 1,707 89,430
Plexus Corp.* 3,916 320,368
Rogers Corp.* 2,645 718,647
Sanmina Corp.* 8,779 354,847
ScanSource, Inc.* 3,357 116,790
TTM Technologies, Inc.* 14,337 212,474
Velodyne Lidar, Inc.*(a) 11,279 28,874
Vishay Intertechnology, Inc. 18,735 367,206
Vishay Precision Group, Inc.* 1,658 53,305
8,913,375
Energy Equipment & Services 1.2%
Archrock, Inc. 18,880 174,262
Bristow Group, Inc.* 3,332 123,550
Cactus, Inc., Class A(a) 7,572 429,635
ChampionX Corp.* 28,312 693,078
DMC Global, Inc.* 2,864 87,352
Dril-Quip, Inc.*(a) 4,901 183,052
Expro Group Holdings NV* 6,214 110,485
Helix Energy Solutions Group,
Inc.*(a) 20,523 98,100
Helmerich & Payne, Inc. 14,553 622,577
Liberty Oilfield Services, Inc.,
Class A*(a) 13,311 197,269
Nabors Industries Ltd.* 989 151,040
National Energy Services
Reunited Corp.* 5,584 46,906
Newpark Resources, Inc.* 11,900 43,554
NexTier Oilfield Solutions,
Inc.*(a) 24,213 223,728

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Energy Equipment & Services
Oceaneering International,
Inc.* 13,845 209,890
Oil States International, Inc.* 8,083 56,177
Patterson-UTI Energy, Inc.(a) 25,814 399,601
ProPetro Holding Corp.* 12,274 170,977
RPC, Inc.* 9,645 102,912
Select Energy Services, Inc.,
Class A* 9,168 78,570
Solaris Oilfield Infrastructure,
Inc., Class A(a) 4,172 47,102
TETRA Technologies, Inc.*(a) 16,354 67,215
Tidewater, Inc.*(a) 5,928 128,875
US Silica Holdings, Inc.* 10,538 196,639
4,642,546
Entertainment 0.8%
AMC Entertainment Holdings,
Inc., Class A*(a) 72,034 1,774,918
Chicken Soup For The Soul
Entertainment, Inc.*(a) 931 7,439
Cinemark Holdings, Inc.*(a) 14,936 258,094
CuriosityStream, Inc.*(a) 3,471 10,066
Eros STX Global Corp.*(a) 2,118 5,909
IMAX Corp.* 7,051 133,475
Liberty Media Corp.-Liberty
Braves, Class C* 5,158 143,960
Liberty Media Corp-Liberty
Braves, Class A*(a) 1,336 38,450
Lions Gate Entertainment
Corp., Class A* 8,234 133,803
Lions Gate Entertainment
Corp., Class B* 16,314 245,199
LiveOne, Inc.*(a) 7,064 5,764
Madison Square Garden
Entertainment Corp.*(a) 3,683 306,831
Marcus Corp. (The)*(a) 3,046 53,914
3,117,822
Equity Real Estate Investment Trusts (REITs) 7.0%
Acadia Realty Trust 11,877 257,375
Agree Realty Corp.(a) 9,826 652,053
Alexander & Baldwin, Inc. 10,026 232,503
Alexander's, Inc.(a) 286 73,282
American Assets Trust, Inc. 6,895 261,252
Apartment Investment and
Management Co., Class A* 20,909 153,054
Apple Hospitality REIT, Inc. 29,883 536,998
Armada Hoffler Properties, Inc. 9,276 135,430
Ashford Hospitality Trust,
Inc.*(a) 2,737 27,917
Braemar Hotels & Resorts,
Inc.(a) 8,254 51,010
Brandywine Realty Trust(a) 23,689 334,962
Broadstone Net Lease, Inc. 22,014 479,465
BRT Apartments Corp. 1,469 35,212
CareTrust REIT, Inc. 13,237 255,474
CatchMark Timber Trust, Inc.,
Class A(a) 6,525 53,505
Centerspace 2,029 199,085
Chatham Lodging Trust* 6,378 87,953
City Office REIT, Inc. 6,121 108,097
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Clipper Realty, Inc.(a) 1,593 14,449
Community Healthcare Trust,
Inc. 3,382 142,754
Corporate Office Properties
Trust 15,827 451,703
CTO Realty Growth, Inc. 762 50,536
DiamondRock Hospitality Co.* 29,198 294,900
DigitalBridge Group, Inc.*(a) 67,734 487,685
Diversified Healthcare Trust 34,086 109,075
Easterly Government
Properties, Inc. 11,930 252,200
EastGroup Properties, Inc. 5,613 1,141,011
Empire State Realty Trust,
Inc., Class A(a) 19,949 195,899
Equity Commonwealth* 15,392 434,208
Essential Properties Realty
Trust, Inc. 17,019 430,581
Farmland Partners, Inc. 4,245 58,369
Four Corners Property Trust,
Inc. 10,785 291,626
Franklin Street Properties
Corp. 13,766 81,219
Getty Realty Corp. 5,685 162,705
Gladstone Commercial Corp. 5,125 112,852
Gladstone Land Corp. 4,415 160,794
Global Medical REIT, Inc. 8,322 135,815
Global Net Lease, Inc. 14,369 226,024
Healthcare Realty Trust, Inc.
(a) 20,527 564,082
Hersha Hospitality Trust*(a) 4,307 39,108
Independence Realty Trust,
Inc.(a) 30,601 809,090
Indus Realty Trust, Inc.(a) 760 55,548
Industrial Logistics Properties
Trust 9,015 204,370
Innovative Industrial
Properties, Inc. 3,297 677,204
iStar, Inc.(a) 9,372 219,399
Kite Realty Group Trust 30,406 692,345
LTC Properties, Inc.(a) 5,521 212,393
LXP Industrial Trust(a) 38,893 610,620
Macerich Co. (The)(a) 29,981 468,903
National Health Investors, Inc. 6,215 366,747
National Storage Affiliates
Trust 11,340 711,698
Necessity Retail REIT, Inc.
(The) 17,019 134,620
NETSTREIT Corp.(a) 5,634 126,427
NexPoint Residential Trust,
Inc. 3,077 277,884
Office Properties Income Trust 6,703 172,468
One Liberty Properties, Inc.(a) 2,149 66,168
Outfront Media, Inc. 20,337 578,181
Paramount Group, Inc. 26,348 287,457
Pebblebrook Hotel Trust(a) 18,168 444,753
Phillips Edison & Co., Inc.(a) 15,899 546,767
Physicians Realty Trust 30,772 539,741
Piedmont Office Realty Trust,
Inc., Class A 17,450 300,489

110 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Plymouth Industrial REIT, Inc. 4,479 121,381
Postal Realty Trust, Inc., Class
A(a) 2,210 37,172
PotlatchDeltic Corp. 9,185 484,325
Preferred Apartment
Communities, Inc., Class A 7,342 183,109
PS Business Parks, Inc. 2,803 471,128
Retail Opportunity Investments
Corp. 16,708 323,968
Retail Value, Inc. 2,326 7,118
RLJ Lodging Trust 22,917 322,671
RPT Realty 11,907 163,959
Ryman Hospitality Properties,
Inc.* 7,554 700,785
Sabra Health Care REIT, Inc. 32,176 479,101
Safehold, Inc.(a) 2,872 159,252
Saul Centers, Inc. 1,578 83,161
Seritage Growth Properties,
Class A*(a) 5,446 68,946
Service Properties Trust 21,431 189,236
SITE Centers Corp. 24,272 405,585
STAG Industrial, Inc. 24,980 1,032,923
Summit Hotel Properties, Inc.* 14,595 145,366
Sunstone Hotel Investors, Inc.* 30,842 363,319
Tanger Factory Outlet Centers,
Inc.(a) 14,107 242,499
Terreno Realty Corp. 10,290 761,974
UMH Properties, Inc. 5,971 146,827
Uniti Group, Inc.(a) 26,973 371,148
Universal Health Realty
Income Trust 1,835 107,109
Urban Edge Properties 16,311 311,540
Urstadt Biddle Properties, Inc.,
Class A 4,330 81,447
Veris Residential, Inc.* 12,180 211,810
Washington REIT(a) 11,753 299,702
Whitestone REIT(a) 6,597 87,410
Xenia Hotels & Resorts, Inc.* 15,658 302,043
26,941,508
Food & Staples Retailing 1.2%
Andersons, Inc. (The) 4,394 220,843
BJ's Wholesale Club Holdings,
Inc.* 19,063 1,288,849
Chefs' Warehouse, Inc. (The)* 4,429 144,385
HF Foods Group, Inc.*(a) 4,830 32,168
Ingles Markets, Inc., Class A 1,963 174,805
MedAvail Holdings, Inc.*(a) 2,006 1,948
Natural Grocers by Vitamin
Cottage, Inc. 1,204 23,598
Performance Food Group Co.* 21,156 1,077,052
PriceSmart, Inc. 3,392 267,527
Rite Aid Corp.*(a) 7,896 69,090
SpartanNash Co. 5,056 166,798
Sprouts Farmers Market, Inc.* 15,792 505,028
United Natural Foods, Inc.* 8,196 338,905
Village Super Market, Inc.,
Class A 1,136 27,832
Weis Markets, Inc. 2,315 165,337
4,504,165
Common Stocks
Shares Value ($)
Food Products 1.0%
AppHarvest, Inc.*(a) 9,108 48,955
B&G Foods, Inc.(a) 9,048 244,115
Calavo Growers, Inc. 2,484 90,542
Cal-Maine Foods, Inc.(a) 5,653 312,159
Fresh Del Monte Produce, Inc.
(a) 4,741 122,839
Hostess Brands, Inc.* 19,341 424,341
J & J Snack Foods Corp. 2,069 320,902
John B Sanfilippo & Son, Inc. 1,276 106,469
Laird Superfood, Inc.*(a) 819 2,957
Lancaster Colony Corp. 2,657 396,292
Landec Corp.* 3,488 40,391
Limoneira Co.(a) 2,092 30,711
Mission Produce, Inc.*(a) 4,946 62,567
Sanderson Farms, Inc. 2,838 532,097
Seneca Foods Corp., Class A* 863 44,479
Simply Good Foods Co.
(The)*(a) 11,884 450,998
Sovos Brands, Inc.* 3,429 48,623
Tattooed Chef, Inc.*(a) 6,849 86,160
Tootsie Roll Industries, Inc.(a) 2,137 74,709
TreeHouse Foods, Inc.*(a) 7,309 235,788
Utz Brands, Inc.(a) 8,735 129,103
Vita Coco Co., Inc. (The)*(a) 1,431 12,822
Vital Farms, Inc.*(a) 3,277 40,504
Whole Earth Brands, Inc.* 4,985 35,693
3,894,216
Gas Utilities 1.1%
Brookfield Infrastructure Corp.,
Class A(a) 8,918 672,774
Chesapeake Utilities Corp.(a) 2,250 309,960
New Jersey Resources Corp.
(a) 13,452 616,909
Northwest Natural Holding Co. 4,239 219,241
ONE Gas, Inc. 7,362 649,623
South Jersey Industries, Inc.
(a) 14,308 494,341
Southwest Gas Holdings, Inc. 9,318 729,506
Spire, Inc.(a) 7,252 520,404
4,212,758
Health Care Equipment & Supplies 3.4%
Accelerate Diagnostics,
Inc.*(a) 4,400 6,336
Accuray, Inc.* 12,339 40,842
Acutus Medical, Inc.*(a) 3,384 4,704
Alphatec Holdings, Inc.* 10,146 116,679
AngioDynamics, Inc.* 5,220 112,439
Apyx Medical Corp.*(a) 4,160 27,165
Artivion, Inc.*(a) 5,090 108,824
Asensus Surgical, Inc.*(a) 31,210 19,562
Aspira Women's Health,
Inc.*(a) 9,697 10,085
AtriCure, Inc.* 6,257 410,897
Atrion Corp. 198 141,174
Avanos Medical, Inc.* 6,651 222,809
Axogen, Inc.* 5,088 40,399
Axonics, Inc.*(a) 6,431 402,581
BioLife Solutions, Inc.*(a) 1,384 31,458
Bioventus, Inc., Class A*(a) 3,871 54,581

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Butterfly Network, Inc.*(a) 18,814 89,555
Cardiovascular Systems, Inc.* 5,541 125,227
Cerus Corp.* 23,829 130,821
ClearPoint Neuro, Inc.*(a) 2,510 26,129
CONMED Corp.(a) 4,053 602,073
CryoPort, Inc.*(a) 5,720 199,685
Cue Health, Inc.*(a) 1,943 12,532
Cutera, Inc.*(a) 2,518 173,742
CVRx, Inc.*(a) 1,087 6,511
CytoSorbents Corp.*(a) 5,500 17,545
DarioHealth Corp.*(a) 1,798 10,500
Eargo, Inc.*(a) 5,265 27,852
Glaukos Corp.* 6,396 369,817
Haemonetics Corp.* 7,043 445,258
Heska Corp.*(a) 1,364 188,614
Inari Medical, Inc.* 4,804 435,435
Inogen, Inc.* 2,846 92,267
Integer Holdings Corp.* 4,610 371,428
Intersect ENT, Inc.* 4,708 131,871
Invacare Corp.* 4,489 6,330
iRadimed Corp. 846 37,935
iRhythm Technologies, Inc.* 4,103 646,099
Lantheus Holdings, Inc.* 9,441 522,182
LeMaitre Vascular, Inc. 2,614 121,473
LivaNova plc*(a) 7,462 610,615
Lucid Diagnostics, Inc.*(a) 1,546 5,195
Meridian Bioscience, Inc.* 5,965 154,851
Merit Medical Systems, Inc.* 7,170 476,948
Mesa Laboratories, Inc.(a) 708 180,455
Natus Medical, Inc.* 4,499 118,234
Neogen Corp.* 15,001 462,631
Neuronetics, Inc.*(a) 3,331 10,093
NeuroPace, Inc.*(a) 927 7,611
Nevro Corp.* 4,862 351,668
NuVasive, Inc.*(a) 7,231 409,998
OraSure Technologies, Inc.*(a) 11,131 75,468
Ortho Clinical Diagnostics
Holdings plc* 16,852 314,458
Orthofix Medical, Inc.* 2,752 89,990
OrthoPediatrics Corp.*(a) 1,990 107,440
Outset Medical, Inc.*(a) 6,635 301,229
Paragon 28, Inc.*(a) 1,208 20,222
PAVmed, Inc.*(a) 9,588 12,656
PROCEPT BioRobotics
Corp.*(a) 963 33,695
Pulmonx Corp.*(a) 3,494 86,686
Pulse Biosciences, Inc.*(a) 1,856 9,020
Quotient Ltd.*(a) 10,467 12,560
Retractable Technologies,
Inc.*(a) 2,312 10,982
RxSight, Inc.*(a) 2,333 28,883
SeaSpine Holdings Corp.* 4,235 51,498
Senseonics Holdings, Inc.*(a) 57,836 113,937
Shockwave Medical, Inc.* 4,709 976,458
SI-BONE, Inc.*(a) 4,639 104,841
Sientra, Inc.*(a) 7,664 17,014
Sight Sciences, Inc.*(a) 3,037 35,108
Silk Road Medical, Inc.* 4,724 195,054
STAAR Surgical Co.* 6,663 532,440
Stereotaxis, Inc.*(a) 6,620 24,693
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Surmodics, Inc.* 1,804 81,775
Tactile Systems Technology,
Inc.* 2,557 51,549
Talis Biomedical Corp.*(a) 1,886 2,659
TransMedics Group, Inc.*(a) 3,931 105,901
Treace Medical Concepts,
Inc.*(a) 4,515 85,379
Utah Medical Products, Inc. 457 41,066
Vapotherm, Inc.*(a) 3,035 42,187
Varex Imaging Corp.*(a) 5,135 109,324
ViewRay, Inc.* 22,423 87,898
Zynex, Inc.(a) 2,855 17,787
13,109,572
Health Care Providers & Services 3.0%
1Life Healthcare, Inc.*(a) 16,830 186,476
Accolade, Inc.* 6,877 120,760
AdaptHealth Corp.* 9,859 158,040
Addus HomeCare Corp.* 2,158 201,320
Agiliti, Inc.* 3,369 71,086
AirSculpt Technologies,
Inc.*(a) 1,125 15,390
Alignment Healthcare, Inc.*(a) 11,805 132,570
AMN Healthcare Services,
Inc.*(a) 6,555 683,883
Apollo Medical Holdings,
Inc.*(a) 5,349 259,266
Aveanna Healthcare Holdings,
Inc.*(a) 5,147 17,551
Biodesix, Inc.*(a) 1,603 2,709
Brookdale Senior Living, Inc.* 26,096 183,977
Castle Biosciences, Inc.*(a) 3,109 139,470
Community Health Systems,
Inc.* 17,224 204,449
CorVel Corp.*(a) 1,221 205,665
Covetrus, Inc.* 14,282 239,795
Cross Country Healthcare,
Inc.* 5,169 112,012
Ensign Group, Inc. (The) 7,335 660,223
Fulgent Genetics, Inc.*(a) 2,837 177,057
Hanger, Inc.*(a) 5,384 98,689
HealthEquity, Inc.* 11,459 772,795
InfuSystem Holdings, Inc.*(a) 2,391 23,432
Innovage Holding Corp.*(a) 2,445 15,697
Invitae Corp.*(a) 27,750 221,167
Joint Corp. (The)* 1,961 69,400
LHC Group, Inc.* 4,263 718,742
LifeStance Health Group,
Inc.*(a) 10,978 110,988
MEDNAX, Inc.* 10,693 251,072
ModivCare, Inc.* 1,682 194,086
National HealthCare Corp. 1,787 125,501
National Research Corp. 1,865 73,947
Ontrak, Inc.*(a) 1,178 2,668
Option Care Health, Inc.* 22,188 633,689
Owens & Minor, Inc. 10,195 448,784
Patterson Cos., Inc. 11,974 387,598
Pennant Group, Inc. (The)*(a) 3,419 63,696
PetIQ, Inc.*(a) 3,881 94,696
Privia Health Group, Inc.* 6,163 164,737

112 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Progyny, Inc.*(a) 9,053 465,324
R1 RCM, Inc.* 16,629 444,992
RadNet, Inc.* 6,235 139,477
Select Medical Holdings Corp. 15,499 371,821
Sharps Compliance Corp.*(a) 3,014 17,783
SOC Telemed, Inc.*(a) 9,641 28,827
Surgery Partners, Inc.*(a) 4,802 264,350
Tenet Healthcare Corp.* 14,746 1,267,566
Tivity Health, Inc.* 6,166 198,360
US Physical Therapy, Inc. 1,788 177,817
Viemed Healthcare, Inc.* 4,722 23,516
11,642,916
Health Care Technology 1.0%
Allscripts Healthcare Solutions,
Inc.*(a) 16,342 368,022
American Well Corp., Class
A*(a) 25,275 106,408
Computer Programs &
Systems, Inc.* 1,880 64,766
Convey Health Solutions
Holdings, Inc.* 1,801 11,779
Evolent Health, Inc., Class
A*(a) 11,127 359,402
Forian, Inc.*(a) 2,421 16,850
Health Catalyst, Inc.*(a) 7,173 187,431
HealthStream, Inc.* 3,321 66,154
iCAD, Inc.*(a) 2,920 13,023
Inspire Medical Systems, Inc.* 3,751 962,844
Multiplan Corp.*(a) 45,449 212,701
NantHealth, Inc.*(a) 5,112 3,852
NextGen Healthcare, Inc.* 7,939 166,005
Omnicell, Inc.* 6,111 791,313
OptimizeRx Corp.*(a) 2,521 95,067
Phreesia, Inc.* 7,128 187,894
Schrodinger, Inc.*(a) 6,457 220,313
Simulations Plus, Inc.(a) 2,055 104,764
Tabula Rasa HealthCare, Inc.* 2,997 17,263
3,955,851
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.* 8,068 98,268
Bally's Corp.* 4,419 135,840
Biglari Holdings, Inc., Class B* 106 15,329
BJ's Restaurants, Inc.*(a) 3,277 92,739
Bloomin' Brands, Inc.(a) 12,230 268,326
Bluegreen Vacations Holding
Corp.* 2,018 59,672
Brinker International, Inc.*(a) 6,120 233,539
Carrols Restaurant Group, Inc.
(a) 4,364 9,863
Century Casinos, Inc.* 3,633 43,414
Cheesecake Factory, Inc.
(The)*(a) 6,520 259,431
Chuy's Holdings, Inc.*(a) 2,655 71,685
Cracker Barrel Old Country
Store, Inc.(a) 3,326 394,896
Dave & Buster's
Entertainment, Inc.* 6,258 307,268
Denny's Corp.*(a) 8,358 119,603
Dine Brands Global, Inc.(a) 2,279 177,648
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Drive Shack, Inc.*(a) 11,019 16,969
El Pollo Loco Holdings, Inc.*(a) 2,541 29,526
Esports Technologies, Inc.*(a) 2,943 19,836
Everi Holdings, Inc.* 11,816 248,136
F45 Training Holdings, Inc.*(a) 4,270 45,689
Fiesta Restaurant Group,
Inc.*(a) 2,355 17,604
First Watch Restaurant Group,
Inc.* 1,463 19,092
Full House Resorts, Inc.*(a) 4,364 41,938
GAN Ltd.*(a) 5,351 25,792
Golden Entertainment, Inc.* 2,418 140,413
Golden Nugget Online
Gaming, Inc.*(a) 5,209 37,036
Hall of Fame Resort &
Entertainment Co.*(a) 7,178 7,968
Hilton Grand Vacations, Inc.* 11,981 623,132
International Game
Technology plc(a) 14,040 346,507
Jack in the Box, Inc.(a) 2,886 269,581
Krispy Kreme, Inc.(a) 11,660 173,151
Kura Sushi USA, Inc., Class
A*(a) 523 28,843
Life Time Group Holdings,
Inc.*(a) 5,906 85,873
Lindblad Expeditions Holdings,
Inc.*(a) 4,093 61,722
Monarch Casino & Resort,
Inc.* 1,845 160,939
Nathan's Famous, Inc. 371 20,097
NEOGAMES SA* 1,477 22,790
Noodles & Co.*(a) 5,425 32,387
ONE Group Hospitality, Inc.
(The)*(a) 2,808 29,512
Papa John's International, Inc. 4,618 486,183
PlayAGS, Inc.* 3,665 24,446
Portillo's, Inc., Class A*(a) 3,136 77,020
RCI Hospitality Holdings, Inc.
(a) 1,294 79,529
Red Robin Gourmet Burgers,
Inc.*(a) 2,078 35,035
Red Rock Resorts, Inc., Class
A(a) 7,667 372,310
Rush Street Interactive,
Inc.*(a) 7,218 52,475
Ruth's Hospitality Group, Inc. 4,487 102,663
Scientific Games Corp.* 13,426 788,778
SeaWorld Entertainment, Inc.* 7,038 523,909
Shake Shack, Inc., Class A* 5,265 357,494
Sweetgreen, Inc., Class A*(a) 1,653 52,880
Target Hospitality Corp.*(a) 3,256 19,536
Texas Roadhouse, Inc. 9,885 827,671
Wingstop, Inc.(a) 4,166 488,880
Xponential Fitness, Inc., Class
A*(a) 1,759 41,231
9,122,094
Household Durables 1.6%
Aterian, Inc.*(a) 3,758 9,132

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Household Durables
Bassett Furniture Industries,
Inc. 1,202 19,905
Beazer Homes USA, Inc.* 3,906 59,449
Cavco Industries, Inc.* 1,290 310,696
Century Communities, Inc. 4,157 222,690
Ethan Allen Interiors, Inc.(a) 3,287 85,692
Flexsteel Industries, Inc.(a) 886 17,100
GoPro, Inc., Class A*(a) 18,842 160,722
Green Brick Partners, Inc.* 4,595 90,797
Hamilton Beach Brands
Holding Co., Class A 969 11,269
Helen of Troy Ltd.* 3,403 666,444
Hooker Furnishings Corp. 1,564 29,622
Hovnanian Enterprises, Inc.,
Class A* 799 47,221
Installed Building Products,
Inc.(a) 3,245 274,170
iRobot Corp.*(a) 3,696 234,326
KB Home 11,151 361,069
Landsea Homes Corp.*(a) 2,207 18,870
La-Z-Boy, Inc. 6,019 158,721
Legacy Housing Corp.* 1,073 23,027
LGI Homes, Inc.*(a) 3,022 295,189
Lifetime Brands, Inc.(a) 1,691 21,712
Lovesac Co. (The)*(a) 1,943 105,039
M/I Homes, Inc.* 3,957 175,493
MDC Holdings, Inc. 8,047 304,498
Meritage Homes Corp.* 5,152 408,193
Purple Innovation, Inc.*(a) 9,150 53,528
Skyline Champion Corp.* 7,342 402,929
Snap One Holdings Corp.*(a) 2,353 34,707
Sonos, Inc.*(a) 18,186 513,209
Taylor Morrison Home Corp.* 16,728 455,336
Traeger, Inc.* 4,347 32,342
Tri Pointe Homes, Inc.* 15,148 304,172
Tupperware Brands Corp.*(a) 6,970 135,567
Universal Electronics, Inc.*(a) 1,705 53,264
VOXX International Corp.*(a) 2,076 20,698
Vuzix Corp.*(a) 7,828 51,665
Weber, Inc., Class A(a) 3,208 31,535
6,199,998
Household Products 0.2%
Central Garden & Pet Co.* 1,314 57,764
Central Garden & Pet Co.,
Class A*(a) 5,586 227,797
Energizer Holdings, Inc. 9,407 289,359
Oil-Dri Corp. of America(a) 695 19,912
WD-40 Co. 1,923 352,351
947,183
Independent Power and Renewable Electricity Producers
0.4%
Clearway Energy, Inc., Class A 4,895 163,102
Clearway Energy, Inc., Class
C(a) 11,489 419,463
Ormat Technologies, Inc.(a) 6,327 517,738
Sunnova Energy International,
Inc.*(a) 12,155 280,294
1,380,597
Common Stocks
Shares Value ($)
Insurance 1.9%
Ambac Financial Group, Inc.* 6,068 63,107
American Equity Investment
Life Holding Co.(a) 11,548 460,881
American National Group, Inc. 1,035 195,708
AMERISAFE, Inc. 2,773 137,735
Argo Group International
Holdings Ltd. 4,538 187,329
Bright Health Group, Inc.*(a) 36,080 69,634
BRP Group, Inc., Class A* 6,617 177,534
Citizens, Inc.*(a) 9,291 39,394
CNO Financial Group, Inc. 17,254 432,903
Crawford & Co., Class A 2,125 16,065
Donegal Group, Inc., Class A 1,943 26,056
eHealth, Inc.* 3,554 44,105
Employers Holdings, Inc.(a) 3,719 152,553
Enstar Group Ltd.* 1,733 452,573
Genworth Financial, Inc.,
Class A* 66,204 250,251
Goosehead Insurance, Inc.,
Class A 2,523 198,232
Greenlight Capital Re Ltd.,
Class A*(a) 3,637 25,714
HCI Group, Inc. 756 51,544
Heritage Insurance Holdings,
Inc.(a) 3,373 24,083
Horace Mann Educators Corp. 5,449 227,932
Investors Title Co. 173 35,155
James River Group Holdings
Ltd.(a) 4,775 118,133
Kinsale Capital Group, Inc. 3,002 684,516
Maiden Holdings Ltd.*(a) 9,272 22,345
MBIA, Inc.* 7,171 110,362
MetroMile, Inc.* 14,111 18,627
National Western Life Group,
Inc., Class A 394 82,898
NI Holdings, Inc.* 1,144 19,402
Palomar Holdings, Inc.* 3,482 222,813
ProAssurance Corp. 7,170 192,730
RLI Corp. 5,740 635,016
Safety Insurance Group, Inc.
(a) 1,931 175,431
Selective Insurance Group,
Inc. 8,437 753,930
Selectquote, Inc.* 18,396 51,325
SiriusPoint Ltd.* 13,324 99,664
Stewart Information Services
Corp. 3,485 211,226
Tiptree, Inc. 3,868 49,704
Trean Insurance Group,
Inc.*(a) 2,303 10,801
Trupanion, Inc.*(a) 5,330 475,010
United Fire Group, Inc. 2,805 87,151
United Insurance Holdings
Corp. 2,654 8,785
Universal Insurance Holdings,
Inc. 3,617 48,793
7,347,150
Interactive Media & Services 0.6%
Cargurus, Inc.*(a) 13,390 568,539

114 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Interactive Media & Services
Cars.com, Inc.*(a) 9,606 138,615
Eventbrite, Inc., Class A*(a) 10,383 153,357
EverQuote, Inc., Class A*(a) 2,521 40,790
fuboTV, Inc.*(a) 19,504 128,141
Liberty TripAdvisor Holdings,
Inc., Class A*(a) 9,718 19,922
MediaAlpha, Inc., Class A*(a) 2,781 46,026
Outbrain, Inc.*(a) 3,291 35,312
QuinStreet, Inc.* 7,066 81,966
Society Pass, Inc.*(a) 615 1,826
TrueCar, Inc.* 13,127 51,852
Yelp, Inc.* 10,104 344,647
Ziff Davis, Inc.* 6,067 587,164
2,198,157
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc.,
Class A* 4,249 54,217
1stdibs.com, Inc.*(a) 2,803 22,396
aka Brands Holding Corp.* 1,357 5,998
CarParts.com, Inc.*(a) 7,011 46,974
Duluth Holdings, Inc., Class
B*(a) 1,620 19,813
Groupon, Inc.*(a) 3,409 65,555
Lands' End, Inc.*(a) 1,914 32,385
Liquidity Services, Inc.* 3,529 60,417
Lulu's Fashion Lounge
Holdings, Inc.*(a) 1,142 7,743
Overstock.com, Inc.*(a) 6,074 267,286
PetMed Express, Inc.(a) 2,939 75,826
Porch Group, Inc.*(a) 10,779 74,860
Quotient Technology, Inc.* 11,856 75,641
RealReal, Inc. (The)*(a) 11,212 81,399
Rent the Runway, Inc., Class
A*(a) 2,287 15,757
Revolve Group, Inc.* 4,949 265,712
Shutterstock, Inc. 3,236 301,207
Stitch Fix, Inc., Class A*(a) 11,285 113,640
Xometry, Inc., Class A*(a) 3,409 125,281
1,712,107
IT Services 1.5%
BigCommerce Holdings, Inc.,
Series 1* 6,729 147,432
Brightcove, Inc.* 5,364 41,839
Cantaloupe, Inc.*(a) 7,773 52,623
Cass Information Systems,
Inc. 1,899 70,092
Conduent, Inc.*(a) 23,374 120,610
CSG Systems International,
Inc.(a) 4,495 285,747
DigitalOcean Holdings, Inc.* 7,124 412,123
EVERTEC, Inc. 8,456 346,104
Evo Payments, Inc., Class A* 6,572 151,747
ExlService Holdings, Inc.* 4,590 657,609
Flywire Corp.* 7,836 239,625
GreenBox POS*(a) 2,317 9,778
Grid Dynamics Holdings, Inc.* 6,258 88,113
Hackett Group, Inc. (The)(a) 3,323 76,628
I3 Verticals, Inc., Class A* 3,098 86,310
IBEX Holdings Ltd.*(a) 740 11,796
Common Stocks
Shares Value ($)
IT Services
International Money Express,
Inc.* 4,733 97,547
Limelight Networks, Inc.*(a) 17,066 89,084
LiveRamp Holdings, Inc.* 9,268 346,531
MAXIMUS, Inc. 8,548 640,673
MoneyGram International,
Inc.* 12,721 134,334
Paya Holdings, Inc.*(a) 12,238 71,715
Perficient, Inc.*(a) 4,548 500,689
Priority Technology Holdings,
Inc.*(a) 1,568 9,016
Rackspace Technology,
Inc.*(a) 7,772 86,736
Remitly Global, Inc.*(a) 1,636 16,147
Repay Holdings Corp.*(a) 12,014 177,447
StarTek, Inc.*(a) 2,197 9,733
TTEC Holdings, Inc. 2,538 209,436
Tucows, Inc., Class A*(a) 1,416 96,713
Unisys Corp.* 9,349 202,032
Verra Mobility Corp.*(a) 20,778 338,266
5,824,275
Leisure Products 0.5%
Acushnet Holdings Corp. 4,744 190,993
American Outdoor Brands,
Inc.* 1,880 24,684
AMMO, Inc.*(a) 13,696 65,741
Callaway Golf Co.* 16,289 381,488
Clarus Corp.(a) 3,557 81,028
Escalade, Inc.(a) 1,364 18,005
Genius Brands International,
Inc.*(a) 37,648 38,401
Johnson Outdoors, Inc., Class
A(a) 698 54,256
Latham Group, Inc.* 6,548 86,696
Malibu Boats, Inc., Class A* 2,886 167,417
Marine Products Corp.(a) 1,063 12,278
MasterCraft Boat Holdings,
Inc.* 2,508 61,722
Nautilus, Inc.* 3,973 16,369
Smith & Wesson Brands, Inc. 6,467 97,846
Solo Brands, Inc., Class A*(a) 2,712 23,133
Sturm Ruger & Co., Inc.(a) 2,518 175,303
Vista Outdoor, Inc.* 7,760 276,954
1,772,314
Life Sciences Tools & Services 0.6%
Absci Corp.*(a) 7,740 65,248
Akoya Biosciences, Inc.*(a) 2,084 22,903
Alpha Teknova, Inc.*(a) 909 12,553
Berkeley Lights, Inc.*(a) 6,840 48,632
Bionano Genomics, Inc.*(a) 39,602 102,173
ChromaDex Corp.*(a) 6,251 15,377
Codex DNA, Inc.*(a) 1,038 5,574
Codexis, Inc.*(a) 8,340 171,971
Cytek Biosciences, Inc.*(a) 13,374 144,172
Fluidigm Corp.*(a) 10,001 35,904
Harvard Bioscience, Inc.*(a) 5,136 31,895
Inotiv, Inc.*(a) 2,544 66,602
IsoPlexis Corp.*(a) 1,131 3,879
MaxCyte, Inc.*(a) 14,587 101,963

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Medpace Holdings, Inc.* 4,008 655,669
NanoString Technologies, Inc.* 6,414 222,886
NeoGenomics, Inc.*(a) 16,300 198,045
Pacific Biosciences of
California, Inc.* 27,390 249,249
Personalis, Inc.* 5,371 43,988
Quanterix Corp.* 4,219 123,153
Rapid Micro Biosystems, Inc.,
Class A* 2,473 16,792
Seer, Inc.*(a) 6,298 95,982
Singular Genomics Systems,
Inc.*(a) 6,603 41,665
2,476,275
Machinery 3.6%
AgEagle Aerial Systems,
Inc.*(a) 8,902 10,593
Alamo Group, Inc. 1,385 199,149
Albany International Corp.,
Class A 4,297 362,323
Altra Industrial Motion Corp. 9,083 353,601
Astec Industries, Inc. 3,148 135,364
Barnes Group, Inc.(a) 6,681 268,509
Blue Bird Corp.*(a) 2,666 50,174
Chart Industries, Inc.*(a) 5,097 875,512
CIRCOR International, Inc.* 2,456 65,379
Columbus McKinnon Corp. 3,878 164,427
Commercial Vehicle Group,
Inc.* 4,276 36,132
Desktop Metal, Inc., Class
A*(a) 26,134 123,875
Douglas Dynamics, Inc. 3,226 111,587
Energy Recovery, Inc.*(a) 5,625 113,288
Enerpac Tool Group Corp.(a) 8,504 186,153
EnPro Industries, Inc. 2,908 284,199
ESCO Technologies, Inc.(a) 3,618 252,971
Evoqua Water Technologies
Corp.*(a) 16,149 758,680
Federal Signal Corp. 8,466 285,728
Franklin Electric Co., Inc. 6,454 535,940
Gorman-Rupp Co. (The) 3,218 115,462
Greenbrier Cos., Inc. (The)(a) 4,445 228,962
Helios Technologies, Inc.(a) 4,551 365,218
Hillenbrand, Inc. 10,177 449,518
Hydrofarm Holdings Group,
Inc.*(a) 5,762 87,294
Hyliion Holdings Corp.*(a) 18,228 80,750
Hyster-Yale Materials
Handling, Inc. 1,333 44,269
Ideanomics, Inc.*(a) 72,628 81,343
John Bean Technologies Corp.
(a) 4,383 519,254
Kadant, Inc.(a) 1,615 313,617
Kennametal, Inc. 11,775 336,883
Lindsay Corp. 1,512 237,399
Luxfer Holdings plc 4,008 67,334
Manitowoc Co., Inc. (The)* 4,579 69,051
Mayville Engineering Co., Inc.* 1,170 10,963
Meritor, Inc.*(a) 9,390 334,002
Miller Industries, Inc. 1,480 41,677
Common Stocks
Shares Value ($)
Machinery
Mueller Industries, Inc. 7,852 425,343
Mueller Water Products, Inc.,
Class A 21,755 281,075
Nikola Corp.*(a) 32,445 347,486
NN, Inc.*(a) 5,701 16,419
Omega Flex, Inc.(a) 414 53,766
Park-Ohio Holdings Corp.(a) 1,135 15,970
Proto Labs, Inc.* 3,783 200,121
RBC Bearings, Inc.*(a) 3,903 756,714
REV Group, Inc. 4,693 62,886
Shyft Group, Inc. (The)(a) 4,792 173,039
SPX Corp.* 6,075 300,166
SPX FLOW, Inc. 5,920 510,422
Standex International Corp. 1,651 164,968
Tennant Co. 2,568 202,358
Terex Corp. 9,668 344,761
Titan International, Inc.*(a) 7,463 109,930
Trinity Industries, Inc. 10,787 370,641
Wabash National Corp.(a) 6,917 102,648
Watts Water Technologies,
Inc., Class A 3,841 536,165
Welbilt, Inc.* 18,416 437,380
13,968,838
Marine 0.3%
Costamare, Inc. 7,171 122,266
Eagle Bulk Shipping, Inc.(a) 1,327 90,382
Genco Shipping & Trading Ltd. 4,856 114,699
Matson, Inc.(a) 5,804 700,078
Safe Bulkers, Inc. 8,329 39,646
1,067,071
Media 1.0%
Advantage Solutions, Inc.*(a) 10,191 65,019
AMC Networks, Inc., Class A* 4,078 165,689
Audacy, Inc.* 15,736 45,477
Boston Omaha Corp., Class A* 2,803 71,112
Cardlytics, Inc.*(a) 4,588 252,248
Clear Channel Outdoor
Holdings, Inc.*(a) 50,918 176,176
comScore, Inc.*(a) 9,171 26,688
Daily Journal Corp.* 161 50,230
Digital Media Solutions,
Inc.*(a) 437 1,591
Emerald Holding, Inc.*(a) 3,124 10,622
Entravision Communications
Corp., Class A(a) 7,921 50,774
EW Scripps Co. (The), Class
A* 7,995 166,216
Fluent, Inc.*(a) 5,660 11,773
Gannett Co., Inc.*(a) 20,468 92,311
Gray Television, Inc. 11,812 260,691
Hemisphere Media Group,
Inc.* 2,123 9,702
iHeartMedia, Inc., Class A* 15,527 293,926
Integral Ad Science Holding
Corp.*(a) 4,357 60,127
John Wiley & Sons, Inc., Class
A(a) 6,082 322,528
Magnite, Inc.* 18,709 247,146
National CineMedia, Inc.(a) 7,849 19,936

116 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Media
Scholastic Corp. 3,707 149,318
Sinclair Broadcast Group, Inc.,
Class A 6,421 179,916
Stagwell, Inc.* 8,337 60,360
TechTarget, Inc.* 3,691 300,005
TEGNA, Inc. 30,743 688,643
Thryv Holdings, Inc.* 1,078 30,313
WideOpenWest, Inc.*(a) 7,382 128,742
3,937,279
Metals & Mining 1.5%
Allegheny Technologies,
Inc.*(a) 17,806 477,913
Arconic Corp.* 14,727 377,306
Carpenter Technology Corp.(a) 6,624 278,076
Century Aluminum Co.* 7,326 192,747
Coeur Mining, Inc.* 35,726 158,981
Commercial Metals Co. 16,689 694,596
Compass Minerals
International, Inc.(a) 4,820 302,648
Constellium SE* 17,345 312,210
Gatos Silver, Inc.*(a) 6,057 26,166
Haynes International, Inc. 1,667 71,014
Hecla Mining Co. 74,205 487,527
Kaiser Aluminum Corp. 2,194 206,587
Materion Corp. 2,814 241,272
MP Materials Corp.*(a) 10,619 608,893
Novagold Resources, Inc.* 32,868 254,070
Olympic Steel, Inc. 1,224 47,075
Perpetua Resources Corp.* 5,299 21,726
PolyMet Mining Corp.*(a) 3,769 15,792
Ryerson Holding Corp. 2,192 76,764
Schnitzer Steel Industries,
Inc., Class A(a) 3,647 189,425
SunCoke Energy, Inc. 12,289 109,495
TimkenSteel Corp.*(a) 6,521 142,679
Warrior Met Coal, Inc. 7,144 265,114
Worthington Industries, Inc. 4,651 239,108
5,797,184
Mortgage Real Estate Investment Trusts (REITs) 1.3%
AFC Gamma, Inc.(a) 1,979 37,839
Angel Oak Mortgage, Inc.(a) 1,703 27,946
Apollo Commercial Real
Estate Finance, Inc. 19,633 273,488
Arbor Realty Trust, Inc. 20,090 342,735
Ares Commercial Real Estate
Corp.(a) 6,306 97,869
ARMOUR Residential REIT,
Inc.(a) 11,972 100,565
Blackstone Mortgage Trust,
Inc., Class A(a) 21,855 694,770
BrightSpire Capital, Inc.(a) 12,535 115,949
Broadmark Realty Capital, Inc.
(a) 17,946 155,233
Chicago Atlantic Real Estate
Finance, Inc. 751 13,315
Chimera Investment Corp. 33,143 399,042
Dynex Capital, Inc.(a) 4,705 76,221
Ellington Financial, Inc.(a) 7,615 135,166
Franklin BSP Realty Trust, Inc. 4,841 67,677
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Granite Point Mortgage Trust,
Inc. 7,304 81,221
Great Ajax Corp.(a) 2,894 33,947
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 10,799 512,197
Invesco Mortgage Capital, Inc.
(a) 42,942 97,908
KKR Real Estate Finance
Trust, Inc.(a) 5,037 103,813
Ladder Capital Corp. 15,835 187,961
MFA Financial, Inc. 61,008 245,862
New York Mortgage Trust, Inc.
(a) 52,996 193,435
Orchid Island Capital, Inc.(a) 19,871 64,581
PennyMac Mortgage
Investment Trust(a) 13,679 231,038
Ready Capital Corp. 9,007 135,645
Redwood Trust, Inc. 15,832 166,711
TPG RE Finance Trust, Inc. 8,631 101,932
Two Harbors Investment Corp.
(a) 48,032 265,617
4,959,683
Multiline Retail 0.4%
Big Lots, Inc.(a) 4,166 144,144
Dillard's, Inc., Class A(a) 786 210,954
Franchise Group, Inc. 3,932 162,903
Macy's, Inc.(a) 42,184 1,027,602
1,545,603
Multi-Utilities 0.4%
Avista Corp.(a) 9,772 441,206
Black Hills Corp. 9,045 696,646
NorthWestern Corp.(a) 7,602 459,845
Unitil Corp. 2,247 112,080
1,709,777
Oil, Gas & Consumable Fuels 5.4%
Aemetis, Inc.*(a) 3,691 46,765
Alto Ingredients, Inc.* 9,481 64,660
Antero Resources Corp.*(a) 39,965 1,220,131
Arch Resources, Inc.(a) 2,094 287,674
Berry Corp. 8,996 92,839
Brigham Minerals, Inc., Class
A 6,150 157,132
California Resources Corp. 11,324 506,522
Callon Petroleum Co.*(a) 6,683 394,832
Centennial Resource
Development, Inc., Class
A*(a) 25,478 205,607
Centrus Energy Corp., Class
A* 1,261 42,496
Chesapeake Energy Corp.(a) 14,645 1,274,115
Civitas Resources, Inc.(a) 6,074 362,678
Clean Energy Fuels Corp.*(a) 21,677 172,115
CNX Resources Corp.* 28,323 586,852
Comstock Resources, Inc.* 12,350 161,167
CONSOL Energy, Inc.* 4,929 185,478
Crescent Energy, Inc., Class
A(a) 3,918 67,938

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
CVR Energy, Inc. 4,247 108,468
Delek US Holdings, Inc.* 9,188 194,969
Denbury, Inc.*(a) 7,054 554,233
DHT Holdings, Inc.(a) 19,999 115,994
Dorian LPG Ltd. 4,587 66,466
Earthstone Energy, Inc., Class
A* 3,855 48,689
Energy Fuels, Inc.*(a) 21,364 195,481
Equitrans Midstream Corp. 58,003 489,545
Falcon Minerals Corp.(a) 5,139 34,637
Frontline Ltd.*(a) 17,123 150,682
Gevo, Inc.*(a) 27,455 128,489
Golar LNG Ltd.*(a) 14,124 349,993
Green Plains, Inc.*(a) 5,719 177,346
HighPeak Energy, Inc.(a) 561 12,454
International Seaways, Inc.(a) 6,530 117,801
Kinetik Holdings, Inc. 435 28,279
Kosmos Energy Ltd.* 62,994 452,927
Laredo Petroleum, Inc.*(a) 1,778 140,711
Magnolia Oil & Gas Corp.,
Class A(a) 20,182 477,304
Matador Resources Co. 15,463 819,230
Murphy Oil Corp.(a) 20,695 835,871
Nordic American Tankers Ltd.
(a) 24,966 53,178
Northern Oil and Gas, Inc.(a) 8,432 237,698
Oasis Petroleum, Inc. 2,782 407,007
Ovintiv, Inc. 36,518 1,974,528
Par Pacific Holdings, Inc.* 6,534 85,073
PBF Energy, Inc., Class A* 13,421 327,070
PDC Energy, Inc. 13,610 989,175
Peabody Energy Corp.*(a) 12,790 313,739
Range Resources Corp.* 33,386 1,014,267
Ranger Oil Corp.* 3,022 104,350
Renewable Energy Group,
Inc.* 6,249 379,002
REX American Resources
Corp.*(a) 822 81,871
Riley Exploration Permian, Inc. 1,400 35,112
Scorpio Tankers, Inc. 6,907 147,672
SFL Corp. Ltd. 17,382 176,949
SM Energy Co. 16,748 652,335
Southwestern Energy Co.*(a) 142,452 1,021,381
Talos Energy, Inc.*(a) 5,380 84,950
Teekay Corp.*(a) 9,264 29,367
Teekay Tankers Ltd., Class
A*(a) 3,181 44,025
Tellurian, Inc.* 50,209 266,108
Uranium Energy Corp.*(a) 37,383 171,588
Ur-Energy, Inc.*(a) 24,135 38,616
W&T Offshore, Inc.* 12,518 47,819
Whiting Petroleum Corp. 5,539 451,484
World Fuel Services Corp. 8,916 241,089
20,704,023
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,200 61,666
Glatfelter Corp. 6,701 82,958
Neenah, Inc. 2,453 97,286
Common Stocks
Shares Value ($)
Paper & Forest Products
Schweitzer-Mauduit
International, Inc. 4,443 122,183
364,093
Personal Products 0.6%
Beauty Health Co. (The)*(a) 12,247 206,729
BellRing Brands, Inc.*(a) 16,116 371,957
Edgewell Personal Care Co. 7,690 281,992
elf Beauty, Inc.* 6,796 175,541
Honest Co., Inc. (The)*(a) 11,337 59,066
Inter Parfums, Inc. 2,470 217,483
Medifast, Inc. 1,592 271,882
Nature's Sunshine Products,
Inc.* 1,548 26,037
NewAge, Inc.*(a) 17,759 10,318
Nu Skin Enterprises, Inc.,
Class A(a) 7,020 336,118
Revlon, Inc., Class A*(a) 925 7,465
Thorne HealthTech, Inc.* 1,305 8,300
USANA Health Sciences, Inc.* 1,628 129,345
Veru, Inc.*(a) 8,430 40,717
2,142,950
Pharmaceuticals 1.5%
9 Meters Biopharma, Inc.*(a) 28,347 16,988
Aclaris Therapeutics, Inc.*(a) 6,719 115,836
Aerie Pharmaceuticals, Inc.* 5,646 51,379
Amneal Pharmaceuticals, Inc.* 13,301 55,465
Amphastar Pharmaceuticals,
Inc.* 5,214 187,183
Ampio Pharmaceuticals,
Inc.*(a) 25,371 11,924
Amylyx Pharmaceuticals, Inc.* 1,314 16,885
Angion Biomedica Corp.*(a) 2,842 6,025
ANI Pharmaceuticals, Inc.* 1,600 44,976
Antares Pharma, Inc.* 22,265 91,287
Arvinas, Inc.* 6,644 447,141
Atea Pharmaceuticals, Inc.*(a) 8,711 62,893
Athira Pharma, Inc.*(a) 4,302 58,077
Axsome Therapeutics, Inc.*(a) 4,077 168,747
Cara Therapeutics, Inc.*(a) 5,926 72,001
Cassava Sciences, Inc.*(a) 5,339 198,291
CinCor Pharma, Inc.* 1,571 27,555
Citius Pharmaceuticals,
Inc.*(a) 15,146 27,111
Collegium Pharmaceutical,
Inc.* 4,695 95,590
Corcept Therapeutics, Inc.*(a) 12,440 280,149
CorMedix, Inc.*(a) 5,054 27,696
Cymabay Therapeutics, Inc.* 9,245 28,752
DICE Therapeutics, Inc.*(a) 1,856 35,505
Durect Corp.*(a) 30,174 20,214
Edgewise Therapeutics,
Inc.*(a) 5,157 50,023
Endo International plc*(a) 34,172 78,937
Esperion Therapeutics, Inc.*(a) 7,928 36,786
Evolus, Inc.*(a) 5,022 56,347
EyePoint Pharmaceuticals,
Inc.*(a) 3,716 45,149
Fulcrum Therapeutics, Inc.*(a) 3,988 94,316

118 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Harmony Biosciences
Holdings, Inc.*(a) 3,167 154,075
Ikena Oncology, Inc.*(a) 3,693 22,527
Innoviva, Inc.*(a) 6,129 118,596
Intra-Cellular Therapies, Inc.* 11,187 684,533
Kala Pharmaceuticals, Inc.*(a) 6,312 8,711
Kaleido Biosciences, Inc.*(a) 2,529 4,173
KemPharm, Inc.*(a) 3,812 19,174
Landos Biopharma, Inc.* 611 901
Marinus Pharmaceuticals,
Inc.*(a) 4,926 46,058
Mind Medicine MindMed,
Inc.*(a) 47,931 53,203
NGM Biopharmaceuticals,
Inc.* 4,203 64,096
Nuvation Bio, Inc.*(a) 22,421 117,934
Ocular Therapeutix, Inc.* 10,225 50,614
Omeros Corp.*(a) 8,043 48,338
Oramed Pharmaceuticals,
Inc.* 4,056 35,084
Pacira BioSciences, Inc.* 6,191 472,497
Paratek Pharmaceuticals,
Inc.*(a) 7,880 23,404
Phathom Pharmaceuticals,
Inc.* 2,701 36,761
Phibro Animal Health Corp.,
Class A 2,727 54,404
Pliant Therapeutics, Inc.*(a) 3,209 22,495
Prestige Consumer
Healthcare, Inc.* 7,005 370,845
Provention Bio, Inc.*(a) 7,398 54,153
Rain Therapeutics, Inc.*(a) 2,297 11,646
Reata Pharmaceuticals, Inc.,
Class A*(a) 3,918 128,354
Relmada Therapeutics, Inc.* 3,462 93,439
Revance Therapeutics, Inc.* 10,191 198,725
Seelos Therapeutics, Inc.*(a) 13,231 11,085
SIGA Technologies, Inc.*(a) 6,604 46,822
Supernus Pharmaceuticals,
Inc.* 6,806 219,970
Tarsus Pharmaceuticals, Inc.* 1,124 18,906
Terns Pharmaceuticals,
Inc.*(a) 1,493 4,434
TherapeuticsMD, Inc.*(a) 48,246 18,334
Theravance Biopharma, Inc.* 8,688 83,057
Theseus Pharmaceuticals,
Inc.*(a) 1,758 20,270
Ventyx Biosciences, Inc.*(a) 1,392 18,889
Verrica Pharmaceuticals,
Inc.*(a) 1,710 13,868
WaVe Life Sciences Ltd.*(a) 7,445 14,890
5,874,493
Professional Services 1.8%
Acacia Research Corp.* 6,539 29,491
ASGN, Inc.* 7,105 829,225
Atlas Technical Consultants,
Inc.*(a) 1,823 21,949
Barrett Business Services, Inc. 998 77,315
CBIZ, Inc.* 6,884 288,921
Common Stocks
Shares Value ($)
Professional Services
CRA International, Inc. 1,036 87,293
Exponent, Inc. 7,232 781,418
First Advantage Corp.* 7,777 157,018
Forrester Research, Inc.* 1,649 93,037
Franklin Covey Co.* 1,821 82,346
Heidrick & Struggles
International, Inc. 2,774 109,795
HireQuest, Inc.(a) 807 15,430
HireRight Holdings Corp.* 2,989 51,112
Huron Consulting Group, Inc.* 2,992 137,063
ICF International, Inc. 2,553 240,339
Insperity, Inc.(a) 5,085 510,636
KBR, Inc.(a) 19,724 1,079,495
Kelly Services, Inc., Class A 5,231 113,460
Kforce, Inc. 2,819 208,521
Korn Ferry 7,520 488,349
ManTech International Corp.,
Class A 3,870 333,555
Mistras Group, Inc.* 2,664 17,609
Resources Connection, Inc. 4,664 79,941
Sterling Check Corp.* 2,210 58,410
TriNet Group, Inc.*(a) 5,670 557,701
TrueBlue, Inc.*(a) 4,938 142,659
Upwork, Inc.*(a) 16,492 383,274
Willdan Group, Inc.* 1,459 44,777
7,020,139
Real Estate Management & Development 0.7%
Cushman & Wakefield plc*(a) 19,445 398,817
Douglas Elliman, Inc.(a) 9,943 72,584
eXp World Holdings, Inc.(a) 9,114 192,943
Fathom Holdings, Inc.*(a) 1,064 11,385
Forestar Group, Inc.* 2,275 40,404
FRP Holdings, Inc.*(a) 891 51,500
Kennedy-Wilson Holdings, Inc. 16,630 405,606
Marcus & Millichap, Inc. 3,324 175,108
Newmark Group, Inc., Class A 23,296 370,872
Rafael Holdings, Inc., Class B* 1,300 3,263
RE/MAX Holdings, Inc., Class
A 2,470 68,493
Realogy Holdings Corp.* 16,536 259,284
Redfin Corp.*(a) 14,237 256,836
RMR Group, Inc. (The), Class
A 2,019 62,791
St Joe Co. (The)(a) 4,824 285,774
Tejon Ranch Co.* 2,780 50,763
2,706,423
Road & Rail 0.9%
ArcBest Corp. 3,533 284,406
Avis Budget Group, Inc.*(a) 5,765 1,517,925
Covenant Logistics Group, Inc. 1,581 34,039
Daseke, Inc.*(a) 5,880 59,212
Heartland Express, Inc. 6,097 85,785
HyreCar, Inc.*(a) 2,338 5,564
Marten Transport Ltd. 8,378 148,793
PAM Transportation Services,
Inc.*(a) 948 32,943
Saia, Inc.* 3,701 902,378
Universal Logistics Holdings,
Inc. 1,000 20,150

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Road & Rail
US Xpress Enterprises, Inc.,
Class A*(a) 3,588 13,921
Werner Enterprises, Inc. 8,363 342,883
Yellow Corp.* 7,912 55,463
3,503,462
Semiconductors & Semiconductor Equipment 3.3%
Alpha & Omega
Semiconductor Ltd.* 2,950 161,217
Ambarella, Inc.* 4,935 517,780
Amkor Technology, Inc.(a) 14,144 307,208
Atomera, Inc.*(a) 2,708 35,366
Axcelis Technologies, Inc.* 4,617 348,722
AXT, Inc.*(a) 5,326 37,388
CEVA, Inc.*(a) 3,208 130,405
CMC Materials, Inc. 3,973 736,594
Cohu, Inc.* 6,623 196,041
Credo Technology Group
Holding Ltd.*(a) 2,916 44,411
Diodes, Inc.* 6,100 530,639
FormFactor, Inc.* 10,921 459,010
Ichor Holdings Ltd.* 3,884 138,348
Impinj, Inc.*(a) 2,579 163,870
Kopin Corp.*(a) 10,351 26,188
Kulicke & Soffa Industries, Inc.
(a) 8,534 478,075
Lattice Semiconductor
Corp.*(a) 18,900 1,151,955
MACOM Technology Solutions
Holdings, Inc.*(a) 6,806 407,475
MaxLinear, Inc.* 9,905 577,957
Meta Materials, Inc.*(a) 28,604 47,769
NeoPhotonics Corp.* 7,261 110,440
NVE Corp. 636 34,643
Onto Innovation, Inc.* 6,808 591,547
PDF Solutions, Inc.*(a) 4,216 117,500
Photronics, Inc.* 8,292 140,715
Power Integrations, Inc. 8,216 761,459
Rambus, Inc.* 15,256 486,514
Semtech Corp.* 9,011 624,823
Silicon Laboratories, Inc.* 5,298 795,759
SiTime Corp.*(a) 2,244 556,108
SkyWater Technology, Inc.*(a) 1,049 11,361
SMART Global Holdings,
Inc.*(a) 6,695 172,932
SunPower Corp.*(a) 11,215 240,898
Synaptics, Inc.* 5,522 1,101,639
Ultra Clean Holdings, Inc.* 6,260 265,361
Veeco Instruments, Inc.*(a) 6,936 188,590
12,696,707
Software 5.5%
8x8, Inc.* 15,682 197,436
A10 Networks, Inc. 8,575 119,621
ACI Worldwide, Inc.* 16,470 518,640
Agilysys, Inc.* 2,959 118,005
Alarm.com Holdings, Inc.*(a) 6,642 441,427
Alkami Technology, Inc.*(a) 3,790 54,235
Altair Engineering, Inc., Class
A* 6,472 416,797
Common Stocks
Shares Value ($)
Software
American Software, Inc., Class
A 4,429 92,300
Appfolio, Inc., Class A*(a) 2,637 298,535
Appian Corp.*(a) 5,573 338,950
Arteris, Inc.*(a) 592 7,696
Asana, Inc., Class A*(a) 10,241 409,333
Avaya Holdings Corp.* 12,251 155,220
AvidXchange Holdings, Inc.* 3,374 27,161
Benefitfocus, Inc.* 3,331 42,037
Blackbaud, Inc.* 6,710 401,728
Blackline, Inc.*(a) 7,567 554,056
Bottomline Technologies DE,
Inc.* 6,207 351,813
Box, Inc., Class A*(a) 19,162 556,848
BTRS Holdings, Inc., Class
A*(a) 13,098 97,973
Cerence, Inc.*(a) 5,717 206,384
ChannelAdvisor Corp.* 4,243 70,306
Cleanspark, Inc.*(a) 6,181 76,459
CommVault Systems, Inc.* 6,238 413,891
Consensus Cloud Solutions,
Inc.*(a) 2,365 142,207
CoreCard Corp.*(a) 983 26,934
Couchbase, Inc.*(a) 3,246 56,545
CS Disco, Inc.*(a) 2,142 72,764
Digimarc Corp.*(a) 1,699 44,803
Digital Turbine, Inc.*(a) 12,673 555,204
Domo, Inc., Class B* 4,148 209,764
E2open Parent Holdings,
Inc.*(a) 28,112 247,667
Ebix, Inc.(a) 3,726 123,517
eGain Corp.*(a) 2,727 31,579
Enfusion, Inc., Class A*(a) 2,900 36,888
EngageSmart, Inc.*(a) 2,138 45,561
Envestnet, Inc.*(a) 7,094 528,077
EverCommerce, Inc.*(a) 4,055 53,526
GTY Technology Holdings,
Inc.* 4,293 13,866
Instructure Holdings, Inc.*(a) 1,565 31,394
Intapp, Inc.*(a) 1,876 45,043
InterDigital, Inc.(a) 4,368 278,678
JFrog Ltd.*(a) 7,553 203,553
Kaltura, Inc.*(a) 8,349 14,945
LivePerson, Inc.*(a) 9,158 223,638
Marathon Digital Holdings,
Inc.*(a) 13,324 372,406
MeridianLink, Inc.*(a) 3,027 54,789
MicroStrategy, Inc., Class
A*(a) 1,326 644,860
Mimecast Ltd.* 8,616 685,489
Mitek Systems, Inc.*(a) 6,057 88,856
Model N, Inc.*(a) 5,063 136,195
Momentive Global, Inc.* 18,258 296,875
ON24, Inc.*(a) 3,969 52,192
OneSpan, Inc.* 4,698 67,839
PagerDuty, Inc.*(a) 11,560 395,236
Ping Identity Holding Corp.* 8,330 228,492
Progress Software Corp.(a) 6,237 293,700
PROS Holdings, Inc.*(a) 5,587 186,103
Q2 Holdings, Inc.*(a) 7,665 472,547

120 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Qualys, Inc.* 4,759 677,729
Rapid7, Inc.*(a) 7,839 872,010
Rekor Systems, Inc.*(a) 5,421 24,720
Rimini Street, Inc.* 5,849 33,924
Riot Blockchain, Inc.*(a) 14,886 315,137
SailPoint Technologies
Holdings, Inc.*(a) 12,822 656,230
Sapiens International Corp.
NV 4,357 110,624
SecureWorks Corp., Class
A*(a) 1,279 16,947
ShotSpotter, Inc.* 1,130 31,324
Smith Micro Software, Inc.*(a) 5,932 22,364
Sprout Social, Inc., Class A* 6,313 505,797
SPS Commerce, Inc.* 5,036 660,723
Stronghold Digital Mining, Inc.,
Class A*(a) 1,169 6,839
Sumo Logic, Inc.* 12,221 142,619
Telos Corp.* 5,742 57,248
Tenable Holdings, Inc.* 12,887 744,740
Upland Software, Inc.*(a) 4,408 77,625
UserTesting, Inc.*(a) 1,369 14,635
Varonis Systems, Inc.* 15,013 713,718
Verint Systems, Inc.* 8,994 464,990
Veritone, Inc.*(a) 3,789 69,263
Viant Technology, Inc., Class
A*(a) 1,512 9,904
VirnetX Holding Corp.*(a) 8,461 13,791
Vonage Holdings Corp.* 34,978 709,704
Weave Communications,
Inc.*(a) 899 5,358
Workiva, Inc.*(a) 5,962 703,516
Xperi Holding Corp.(a) 14,897 258,016
Yext, Inc.* 15,653 107,849
Zuora, Inc., Class A* 16,168 242,197
21,198,124
Specialty Retail 2.1%
Aaron's Co., Inc. (The) 4,273 85,802
Abercrombie & Fitch Co.,
Class A* 7,734 247,411
Academy Sports & Outdoors,
Inc. 10,970 432,218
American Eagle Outfitters, Inc.
(a) 21,370 359,016
America's Car-Mart, Inc.* 809 65,173
Arko Corp. 11,514 104,777
Asbury Automotive Group,
Inc.*(a) 3,249 520,490
Barnes & Noble Education,
Inc.* 6,315 22,608
Bed Bath & Beyond, Inc.* 13,449 303,006
Big 5 Sporting Goods Corp.(a) 2,782 47,711
Boot Barn Holdings, Inc.* 4,047 383,615
Buckle, Inc. (The)(a) 4,166 137,645
Caleres, Inc. 5,467 105,677
Camping World Holdings, Inc.,
Class A(a) 5,774 161,383
CarLotz, Inc.*(a) 10,755 14,734
Cato Corp. (The), Class A 2,639 38,688
Common Stocks
Shares Value ($)
Specialty Retail
Chico's FAS, Inc.*(a) 16,048 77,030
Children's Place, Inc. (The)* 1,935 95,396
Citi Trends, Inc.*(a) 1,148 35,158
Conn's, Inc.*(a) 2,382 36,707
Container Store Group, Inc.
(The)* 4,241 34,649
Designer Brands, Inc., Class
A* 8,877 119,928
Genesco, Inc.*(a) 1,920 122,131
Group 1 Automotive, Inc. 2,360 396,079
GrowGeneration Corp.*(a) 7,870 72,483
Guess?, Inc.(a) 5,788 126,468
Haverty Furniture Cos., Inc. 2,225 61,009
Hibbett, Inc. 2,020 89,567
JOANN, Inc.(a) 1,576 17,982
Kirkland's, Inc.* 1,869 17,363
Lazydays Holdings, Inc.*(a) 959 19,353
LL Flooring Holdings, Inc.*(a) 3,822 53,584
MarineMax, Inc.* 2,825 113,735
Monro, Inc.(a) 4,579 203,033
Murphy USA, Inc. 3,238 647,470
National Vision Holdings, Inc.* 11,661 508,070
ODP Corp. (The)* 6,506 298,170
OneWater Marine, Inc., Class
A 1,369 47,162
Party City Holdco, Inc.*(a) 14,742 52,776
Rent-A-Center, Inc. 9,261 233,285
Sally Beauty Holdings, Inc.* 15,128 236,451
Shift Technologies, Inc.*(a) 8,279 18,214
Shoe Carnival, Inc.(a) 2,356 68,701
Signet Jewelers Ltd.(a) 7,359 534,999
Sleep Number Corp.*(a) 3,057 155,020
Sonic Automotive, Inc., Class
A 3,084 131,101
Sportsman's Warehouse
Holdings, Inc.* 6,812 72,820
Tilly's, Inc., Class A 3,024 28,305
Torrid Holdings, Inc.*(a) 3,098 18,774
TravelCenters of America,
Inc.*(a) 1,665 71,528
Urban Outfitters, Inc.*(a) 9,886 248,237
Winmark Corp. 496 109,120
Zumiez, Inc.*(a) 2,640 100,874
8,302,686
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a) 17,573 293,118
Avid Technology, Inc.* 5,072 176,861
Corsair Gaming, Inc.*(a) 3,967 83,942
Diebold Nixdorf, Inc.*(a) 11,131 74,911
Eastman Kodak Co.*(a) 5,985 39,202
Quantum Corp.*(a) 9,045 20,532
Super Micro Computer, Inc.* 6,141 233,788
Turtle Beach Corp.*(a) 2,467 52,522
974,876
Textiles, Apparel & Luxury Goods 0.6%
Crocs, Inc.* 8,117 620,139
Fossil Group, Inc.*(a) 6,913 66,641
G-III Apparel Group Ltd.* 6,181 167,196
Kontoor Brands, Inc.(a) 7,265 300,408

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Movado Group, Inc.(a) 2,097 81,888
Oxford Industries, Inc.(a) 2,238 202,539
PLBY Group, Inc.*(a) 4,583 59,991
Rocky Brands, Inc. 914 38,013
Steven Madden Ltd. 11,287 436,130
Superior Group of Cos., Inc.(a) 1,535 27,400
Unifi, Inc.* 2,106 38,119
Vera Bradley, Inc.*(a) 3,433 26,331
Wolverine World Wide, Inc.(a) 11,292 254,747
2,319,542
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc.*(a) 7,802 361,935
Blue Foundry Bancorp* 4,206 56,991
Bridgewater Bancshares, Inc.* 3,221 53,726
Capitol Federal Financial, Inc. 17,391 189,214
Columbia Financial, Inc.*(a) 5,651 121,553
Essent Group Ltd. 15,124 623,260
Federal Agricultural Mortgage
Corp., Class C 1,279 138,746
Finance of America Cos., Inc.,
Class A*(a) 3,827 11,634
Flagstar Bancorp, Inc. 6,806 288,574
FS Bancorp, Inc. 979 30,349
Hingham Institution for
Savings 213 73,102
Home Bancorp, Inc. 1,020 41,606
Home Point Capital, Inc.(a) 1,076 3,346
Kearny Financial Corp. 9,743 125,490
Luther Burbank Corp.(a) 2,947 39,166
Merchants Bancorp 2,204 60,346
Mr. Cooper Group, Inc.* 8,636 394,406
NMI Holdings, Inc., Class A*(a) 11,944 246,285
Northfield Bancorp, Inc. 5,884 84,494
Ocwen Financial Corp.* 1,090 25,898
PCSB Financial Corp. 1,814 34,666
PennyMac Financial Services,
Inc. 4,183 222,536
Pioneer Bancorp, Inc.* 1,550 16,306
Provident Bancorp, Inc.(a) 2,104 34,127
Provident Financial Services,
Inc. 9,911 231,917
Radian Group, Inc. 25,182 559,292
Southern Missouri Bancorp,
Inc. 1,175 58,691
TrustCo Bank Corp. 2,520 80,464
Velocity Financial, Inc.* 1,120 12,253
Walker & Dunlop, Inc. 4,107 531,528
Washington Federal, Inc. 9,715 318,846
Waterstone Financial, Inc. 3,461 66,936
WSFS Financial Corp. 8,687 404,988
5,542,671
Tobacco 0.1%
22nd Century Group, Inc.*(a) 22,706 52,678
Turning Point Brands, Inc.(a) 1,943 66,081
Universal Corp.(a) 3,369 195,638
Vector Group Ltd. 19,970 240,439
554,836
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1.7%
Alta Equipment Group, Inc.*(a) 2,522 31,172
Applied Industrial
Technologies, Inc. 5,362 550,463
Beacon Roofing Supply,
Inc.*(a) 7,790 461,791
BlueLinx Holdings, Inc.* 1,285 92,366
Boise Cascade Co. 5,539 384,795
Custom Truck One Source,
Inc.*(a) 7,944 66,650
DXP Enterprises, Inc.*(a) 2,378 64,420
EVI Industries, Inc.*(a) 746 13,868
GATX Corp. 4,857 599,014
Global Industrial Co. 1,699 54,759
GMS, Inc.* 6,026 299,914
H&E Equipment Services, Inc. 4,487 195,274
Herc Holdings, Inc. 3,484 582,142
Karat Packaging, Inc.*(a) 725 14,391
Lawson Products, Inc.*(a) 635 24,473
McGrath RentCorp 3,343 284,088
MRC Global, Inc.* 11,378 135,512
NOW, Inc.* 15,513 171,109
Rush Enterprises, Inc., Class A 5,949 302,864
Rush Enterprises, Inc., Class
B 875 42,306
Textainer Group Holdings Ltd.
(a) 6,733 256,325
Titan Machinery, Inc.* 2,585 73,052
Transcat, Inc.* 944 76,596
Triton International Ltd. 9,317 653,867
Veritiv Corp.* 2,070 276,531
WESCO International, Inc.* 6,230 810,772
Willis Lease Finance Corp.*(a) 358 11,524
6,530,038
Water Utilities 0.4%
American States Water Co. 5,163 459,610
Artesian Resources Corp.,
Class A 1,086 52,725
Cadiz, Inc.* 2,653 5,492
California Water Service
Group 7,385 437,783
Global Water Resources, Inc. 1,687 28,072
Middlesex Water Co.(a) 2,256 237,263
Pure Cycle Corp.*(a) 2,567 30,855
SJW Group 3,901 271,432
York Water Co. (The)(a) 1,903 85,578
1,608,810
Wireless Telecommunication Services 0.2%
Gogo, Inc.*(a) 8,683 165,498
Shenandoah
Telecommunications Co.(a) 6,620 156,100
Telephone & Data Systems,
Inc. 14,197 268,039
United States Cellular Corp.* 2,039 61,639
651,276
Total Common Stocks
(cost $270,425,885) 381,984,438

122 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
Rights 0.0%
†
Number of
Rights
Value ($)
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*∞(a) 97 99
99
Pharmaceuticals 0.0%
†
Zogenix, Inc., CVR*^∞ 7,758 0
Technology Hardware, Storage & Peripherals 0.0%
†
Quantum Corp., expiring
4/18/2022*∞ 9,045 77
Total Rights
(cost $7,656) 176
Repurchase Agreements 8.9%
Principal
Amount ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $5,000,042,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045; total
market value $5,100,000.
(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $4,440,604,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$4,529,379.(b) 4,440,568 4,440,568
NatWest Markets Securities,
Inc.,
0.30%, dated 3/30/2022,
due 4/6/2022, repurchase
price $10,000,584,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029;
total market value
$10,200,174.(b) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.33%, dated 3/31/2022,
due 4/1/2022, repurchase
price $15,000,138,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$15,300,000.(b) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $34,440,568) 34,440,568
Total Investments
(cost $304,874,109) — 107.9% 416,425,182
Liabilities in excess of other assets — (7.9)% (30,530,296)
NET ASSETS — 100.0%
$ 385,894,886
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $102,566,777, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $34,440,568 and by $72,373,214 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/12/2022 – 2/15/2052, a total value of
$106,813,782.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $34,440,568.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 123
Futures contracts outstanding as of March 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 40 6/2022 USD 4,132,800 (18,007)
Net contracts (18,007)
As of March 31, 2022, the Fund had $261,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

124 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Small Cap Index Fund - March 31, 2022 (Unaudited) - Statement of Investments - 125
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 381,984,438 $ – $ – $ 381,984,438
Repurchase Agreements – 34,440,568 – 34,440,568
Rights   – 176 – 176
Total Assets $ 381,984,438 $ 34,440,744 $ – $ 416,425,182
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (18,007) $ – $ – $ (18,007)
Total Liabilities $ (18,007) $ – $ – $ (18,007)
Total $ 381,966,431 $ 34,440,744 $ – $ 416,407,175
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2022, the Fund held two rights investments that were categorized as a Level 3 investment which were valued at $0.

126 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Small Cap Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (18,007)
Total $ (18,007)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AllianzGI International Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 98.3%
Shares Value ($)
AUSTRALIA 3.9%
Biotechnology 0.9%
CSL Ltd. 11,901 2,363,502
Hotels, Restaurants & Leisure 3.0%
Domino's Pizza Enterprises
Ltd. (a) 120,208 7,832,112
10,195,614
BRAZIL 4.0%
Internet & Direct Marketing Retail 4.0%
MercadoLibre, Inc. *(a) 8,762 10,422,224
CANADA 8.1%
Food & Staples Retailing 2.8%
Alimentation Couche-Tard,
Inc. 160,212 7,217,646
IT Services 1.6%
Shopify, Inc., Class A * 6,169 4,169,997
Software 3.7%
Constellation Software, Inc. 5,691 9,728,166
21,115,809
CHINA 8.6%
Interactive Media & Services 4.2%
Tencent Holdings Ltd. 231,458 10,919,121
Internet & Direct Marketing Retail 4.4%
Alibaba Group Holding Ltd.,
ADR *(a) 72,097 7,844,154
JD.com, Inc., Class A * 11,021 322,781
Prosus NV * 63,804 3,377,615
11,544,550
22,463,671
DENMARK 12.6%
Air Freight & Logistics 4.2%
DSV A/S 58,278 11,143,725
Health Care Equipment & Supplies 3.1%
Ambu A/S, Class B 547,138 8,035,209
Pharmaceuticals 2.0%
Novo Nordisk A/S, Class B 47,904 5,305,209
Software 3.3%
Netcompany Group A/S Reg.
S *(b) 130,792 8,625,606
33,109,749
GERMANY 8.5%
Diversified Financial Services 0.4%
GRENKE AG (a) 38,405 1,071,092
Internet & Direct Marketing Retail 1.0%
Zalando SE Reg. S *(b) 51,093 2,593,542
IT Services 2.2%
Bechtle AG 100,524 5,672,954
Semiconductors & Semiconductor Equipment 3.6%
Infineon Technologies AG 278,911 9,528,555
Software 0.5%
SAP SE 11,667 1,301,843
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0.8%
adidas AG (a) 9,206 2,149,751
22,317,737
HONG KONG 2.9%
Insurance 2.9%
AIA Group Ltd. 728,216 7,624,009
INDIA 4.7%
Banks 4.7%
HDFC Bank Ltd. 637,976 12,313,479
IRELAND 2.1%
Building Products 2.1%
Kingspan Group plc 55,966 5,437,739
ISRAEL 3.7%
IT Services 3.7%
Wix.com Ltd. * 91,832 9,592,771
JAPAN 2.0%
Electronic Equipment, Instruments & Components 0.7%
Keyence Corp. 3,741 1,739,295
IT Services 0.4%
BASE, Inc. *(a) 314,871 1,139,564
Trading Companies & Distributors 0.9%
MonotaRO Co. Ltd. 112,976 2,421,029
5,299,888
NETHERLANDS 11.0%
IT Services 3.7%
Adyen NV Reg. S *(b) 4,904 9,688,199
Semiconductors & Semiconductor Equipment 6.3%
ASML Holding NV 24,854 16,577,607
Software 1.0%
Topicus.com, Inc. * 33,942 2,531,769
28,797,575
NEW ZEALAND 2.6%
Air Freight & Logistics 2.6%
Mainfreight Ltd. (a) 119,105 6,886,077
SOUTH AFRICA 1.2%
Banks 1.2%
Capitec Bank Holdings Ltd. 20,328 3,247,747
SWEDEN 10.4%
Building Products 0.7%
Assa Abloy AB, Class B 64,657 1,743,380
Chemicals 2.5%
Hexpol AB 662,975 6,460,359
Electronic Equipment, Instruments & Components 1.7%
Hexagon AB, Class B 318,712 4,471,430
Machinery 3.3%
Atlas Copco AB, Class A 80,094 4,156,758
Epiroc AB, Class A (a) 220,239 4,712,819
8,869,577
Trading Companies & Distributors 2.2%
AddTech AB, Class B 298,576 5,726,044
27,270,790

2 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWITZERLAND 5.0%
Capital Markets 1.7%
Partners Group Holding AG 3,603 4,476,249
Chemicals 2.5%
Sika AG (Registered) 19,459 6,410,899
Machinery 0.8%
VAT Group AG Reg. S (b) 5,622 2,143,666
13,030,814
TAIWAN 6.1%
Entertainment 3.1%
Sea Ltd., ADR *(a) 67,158 8,044,857
Semiconductors & Semiconductor Equipment 3.0%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 74,870 7,805,946
15,850,803
UNITED KINGDOM 0.9%
Industrial Conglomerates 0.9%
DCC plc 31,379 2,432,027
Total Common Stocks
(cost $223,275,937) 257,408,523
Repurchase Agreements 2.0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $4,313,228,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$4,399,457.(c) 4,313,193 4,313,193
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.33%,
dated 3/31/2022, due
4/1/2022, repurchase
price $1,000,010,
collateralized by U.S.
Government Agency
Securities, ranging from
0.36% - 8.50%, maturing
6/17/2022 - 10/20/2071;
total market value
$1,020,000.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,313,193) 5,313,193
Total Investments
(cost $228,589,130)   — 100.3% 262,721,716
Liabilities in excess of other assets
— (0.3)% (736,803)
NET ASSETS — 100.0%
$ 261,984,913
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $18,983,144, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $5,313,193 and by $15,226,360 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/12/2022 – 11/15/2051, a total value of
$20,539,553.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $23,051,013 which represents 8.80% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $5,313,193.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT AllianzGI International Growth Fund - March 31, 2022 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT AllianzGI International Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 18,029,802 $ – $ 18,029,802
Banks – 15,561,226 – 15,561,226
Biotechnology – 2,363,502 – 2,363,502
Building Products – 7,181,119 – 7,181,119
Capital Markets – 4,476,249 – 4,476,249
Chemicals – 12,871,258 – 12,871,258
Diversified Financial Services – 1,071,092 – 1,071,092
Electronic Equipment, Instruments &
Components – 6,210,725 – 6,210,725
Entertainment 8,044,857 – – 8,044,857
Food & Staples Retailing 7,217,646 – – 7,217,646
Health Care Equipment & Supplies – 8,035,209 – 8,035,209
Hotels, Restaurants & Leisure – 7,832,112 – 7,832,112
Industrial Conglomerates – 2,432,027 – 2,432,027
Insurance – 7,624,009 – 7,624,009
Interactive Media & Services – 10,919,121 – 10,919,121
Internet & Direct Marketing Retail 18,266,378 6,293,938 – 24,560,316
IT Services 13,762,768 16,500,717 – 30,263,485
Machinery – 11,013,243 – 11,013,243
Pharmaceuticals – 5,305,209 – 5,305,209
Semiconductors & Semiconductor
Equipment 7,805,946 26,106,162 – 33,912,108
Software 12,259,935 9,927,449 – 22,187,384
Textiles, Apparel & Luxury Goods – 2,149,751 – 2,149,751
Trading Companies & Distributors – 8,147,073 – 8,147,073
Total Common Stocks $ 67,357,530 $ 190,050,993 $ – $ 257,408,523
Repurchase Agreements – 5,313,193 – 5,313,193
Total $ 67,357,530 $ 195,364,186 $ – $ 262,721,716
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Columbia Overseas Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 5
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 0.1%
Health Care Equipment & Supplies 0.1%
Ansell Ltd. (a) 17,301 332,255
AUSTRIA 0.4%
Machinery 0.4%
ANDRITZ AG * 25,954 1,198,097
BERMUDA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Teekay Tankers Ltd.
, Class A
*(a) 119,346 1,651,749
BRAZIL 0.6%
Airlines 0.6%
Azul SA, ADR *(a) 101,727 1,530,991
CANADA 7.3%
Food & Staples Retailing 2.1%
Alimentation Couche-Tard,
Inc. 124,568 5,611,862
Metals & Mining 2.9%
Teck Resources Ltd.
, Class B
94,520 3,817,663
Yamana Gold, Inc. (a) 723,220 4,035,568
7,853,231
Oil, Gas & Consumable Fuels 1.4%
Cameco Corp. 130,969 3,811,198
Paper & Forest Products 0.9%
West Fraser Timber Co. Ltd.
(a) 30,173 2,482,578
19,758,869
CHINA 0.7%
Water Utilities 0.7%
Guangdong Investment Ltd. 1,464,000 1,998,648
FINLAND 1.8%
Paper & Forest Products 1.8%
UPM- Kymmene OYJ (a) 149,511 4,878,636
FRANCE 12.9%
Banks 2.5%
BNP Paribas SA 121,031 6,891,173
Biotechnology 0.0%
†
DBV Technologies SA, ADR
*(a) 37,062 58,929
Construction & Engineering 1.4%
Eiffage SA 37,101 3,802,765
Insurance 2.9%
AXA SA 267,841 7,822,007
IT Services 0.6%
Atos SE 55,354 1,505,095
Oil, Gas & Consumable Fuels 3.3%
TotalEnergies SE 174,067 8,831,941
Pharmaceuticals 2.2%
Sanofi 59,447 6,062,659
34,974,569
GERMANY 6.0%
Automobiles 0.4%
Mercedes-Benz Group AG 17,250 1,211,582
Common Stocks
Shares Value ($)
GERMANY
Chemicals 1.2%
Covestro AG Reg. S (b) 65,202 3,294,539
Machinery 1.7%
Duerr AG 80,438 2,379,415
KION Group AG 34,716 2,308,660
4,688,075
Multi-Utilities 1.4%
E.ON SE 328,563 3,821,086
Pharmaceuticals 0.8%
Bayer AG (Registered) 30,627 2,095,414
Real Estate Management & Development 0.5%
Aroundtown SA 223,432 1,283,439
16,394,135
GREECE 0.6%
Banks 0.6%
Piraeus Financial Holdings
SA * 660,503 1,027,782
Piraeus Financial Holdings
SA * 433,865 679,148
1,706,930
HONG KONG 1.4%
Food Products 1.4%
WH Group Ltd. Reg. S (a)(b) 6,223,877 3,915,436
IRELAND 1.5%
Banks 0.9%
Bank of Ireland Group plc * 344,520 2,188,617
Biotechnology 0.0%
†
Amarin Corp. plc, ADR *(a) 32,430 106,695
Hotels, Restaurants & Leisure 0.6%
Flutter Entertainment plc *(a) 14,421 1,654,171
3,949,483
ISRAEL 1.0%
Diversified Telecommunication Services 1.0%
Bezeq The Israeli
Telecommunication Corp.
Ltd. * 1,642,326 2,812,867
JAPAN 17.1%
Auto Components 0.7%
Koito Manufacturing Co. Ltd.
(a) 48,700 1,971,581
Automobiles 1.6%
Toyota Motor Corp. (a) 243,700 4,365,522
Banks 1.5%
Sumitomo Mitsui Financial
Group, Inc. 127,400 4,065,873
Construction & Engineering 0.6%
Kinden Corp. 128,600 1,658,657
Diversified Financial Services 2.3%
ORIX Corp. 315,600 6,299,055
Diversified Telecommunication Services 1.2%
Nippon Telegraph &
Telephone Corp. 109,200 3,173,009

6 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 1.1%
Daiwabo Holdings Co. Ltd. (a) 215,800 2,895,769
Equity Real Estate Investment Trusts (REITs) 0.3%
Invincible Investment Corp. 2,424 837,758
Food & Staples Retailing 1.6%
MatsukiyoCocokara & Co. (a) 126,200 4,485,406
Health Care Providers & Services 0.8%
Ship Healthcare Holdings,
Inc. (a) 129,600 2,103,111
Insurance 0.9%
Dai-ichi Life Holdings, Inc. 119,800 2,437,212
IT Services 0.1%
Simplex Holdings, Inc. (a) 23,900 372,408
Machinery 0.4%
Takuma Co. Ltd. 92,800 1,081,727
Pharmaceuticals 1.1%
Takeda Pharmaceutical Co.
Ltd. (a) 100,800 2,884,880
Real Estate Management & Development 0.2%
Starts Corp., Inc. 32,800 642,594
Trading Companies & Distributors 2.2%
ITOCHU Corp. (a) 179,700 6,095,791
Wireless Telecommunication Services 0.5%
SoftBank Group Corp. 32,400 1,457,259
46,827,612
NETHERLANDS 9.5%
Banks 2.8%
ABN AMRO Bank NV, CVA
Reg. S (b) 163,398 2,090,358
ING Groep NV 530,009 5,539,006
7,629,364
Electrical Equipment 1.0%
Signify NV Reg. S (b) 57,863 2,698,059
Insurance 2.2%
ASR Nederland NV 131,246 6,098,363
Oil, Gas & Consumable Fuels 3.5%
Shell plc 339,117 9,306,646
25,732,432
NORWAY 1.4%
Food Products 1.4%
Leroy Seafood Group ASA 406,111 3,731,663
PORTUGAL 0.0%
†
Banks 0.0%
†
Banco Espirito Santo SA
(Registered) *^∞ 146,163 0
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Lukoil PJSC, ADR ^∞ 10,847 0
SINGAPORE 2.5%
Electronic Equipment, Instruments & Components 1.9%
Venture Corp. Ltd. 388,800 5,015,544
Common Stocks
Shares Value ($)
SINGAPORE
Oil, Gas & Consumable Fuels 0.6%
BW LPG Ltd. Reg. S (b) 249,349 1,699,583
6,715,127
SOUTH AFRICA 0.7%
Metals & Mining 0.7%
Sibanye Stillwater Ltd., ADR
(a) 109,325 1,774,345
SOUTH KOREA 1.6%
Food & Staples Retailing 0.6%
GS Retail Co. Ltd. 72,428 1,687,984
Internet & Direct Marketing Retail 0.3%
Hyundai Home Shopping
Network Corp. 14,565 720,611
Textiles, Apparel & Luxury Goods 0.7%
Youngone Corp. 48,744 1,903,210
4,311,805
SPAIN 3.8%
Banks 1.8%
Banco Santander SA 1,498,410 5,084,053
Construction & Engineering 0.7%
ACS Actividades de
Construccion y Servicios
SA 67,247 1,807,635
Electric Utilities 1.1%
Endesa SA 136,978 2,989,250
Energy Equipment & Services 0.2%
Tecnicas Reunidas SA *(a) 56,027 477,814
10,358,752
SWEDEN 0.5%
Entertainment 0.5%
Stillfront Group AB * 524,438 1,481,434
SWITZERLAND 2.6%
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. 7,651 1,002,128
Pharmaceuticals 2.2%
Novartis AG (Registered) 69,518 6,096,830
7,098,958
TAIWAN 1.5%
Insurance 1.5%
Fubon Financial Holding Co.
Ltd. 1,546,200 4,112,594
UNITED KINGDOM 16.8%
Air Freight & Logistics 0.3%
Royal Mail plc 190,923 817,720
Banks 0.7%
Barclays plc 932,077 1,810,662
Capital Markets 1.1%
TP ICAP Group plc 1,529,041 2,973,274
Diversified Telecommunication Services 2.6%
BT Group plc 1,081,711 2,578,156
Liberty Global plc
, Class C
* 174,969 4,533,447
7,111,603

NVIT Columbia Overseas Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
UNITED KINGDOM
Energy Equipment & Services 0.2%
John Wood Group plc * 261,264 551,697
Household Durables 0.2%
Crest Nicholson Holdings plc 179,268 625,696
Industrial Conglomerates 1.6%
DCC plc 57,441 4,451,960
Insurance 1.2%
Just Group plc * 2,751,505 3,156,589
Media 0.8%
WPP plc 171,156 2,239,788
Oil, Gas & Consumable Fuels 1.3%
BP plc 702,879 3,434,994
Pharmaceuticals 1.0%
AstraZeneca plc, ADR (a) 40,691 2,699,441
Software 0.3%
Micro Focus International plc 161,511 856,087
Tobacco 3.0%
British American Tobacco plc 194,824 8,148,787
Wireless Telecommunication Services 2.5%
Vodafone Group plc 4,125,453 6,768,497
45,646,795
UNITED STATES 5.2%
Biotechnology 0.3%
Insmed , Inc. * 20,716 486,826
Sage Therapeutics, Inc. * 6,161 203,929
690,755
Chemicals 1.2%
Livent Corp. *(a) 128,151 3,340,897
Diversified Financial Services 0.8%
Burford Capital Ltd. (a) 236,204 2,170,715
Health Care Equipment & Supplies 0.0%
†
Quotient Ltd. *(a) 98,110 117,732
Oil, Gas & Consumable Fuels 1.3%
Diversified Energy Co. plc
Reg. S 2,297,295 3,566,919
Pharmaceuticals 1.6%
Aerie Pharmaceuticals, Inc.
*(a) 26,484 241,004
Jazz Pharmaceuticals plc *(a) 26,630 4,145,492
4,386,496
14,273,514
Total Common Stocks
(cost $221,237,508) 267,167,696
Exchange Traded Fund 0.2%
UNITED STATES 0.2%
iShares MSCI EAFE Value
ETF 8,483 426,356
Total Exchange Traded Fund
(cost $416,621) 426,356
Repurchase Agreements 8.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $6,734,259,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$6,868,889.(c) 6,734,204 6,734,204
MetLife, Inc., 0.31%,
dated 3/31/2022, due
4/1/2022, repurchase
price $13,000,112,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $13,265,420.(c) 13,000,000 13,000,000
NatWest Markets
Securities, Inc., 0.30%,
dated 3/30/2022, due
4/6/2022, repurchase
price $3,000,175,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 2.38%, maturing
3/31/2023 - 3/31/2029;
total market value
$3,060,052.(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $22,734,204) 22,734,204
Total Investments
(cost $244,388,333)   — 106.7% 290,328,256
Liabilities in excess of other assets
— (6.7)% (18,211,694)
NET ASSETS — 100.0%
$ 272,116,562

8 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $38,614,017, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $22,734,204 and by $18,292,921 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/12/2022 – 11/15/2051, a total value of
$41,027,125.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $13,697,975 which represents 5.03% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $22,734,204.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Columbia Overseas Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 9
Forward Foreign Currency Contracts outstanding as of March 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 19,570,000 USD 14,014,429 Goldman Sachs International 4/7/2022 630,254
CAD 993,000 USD 783,321 Goldman Sachs International 4/7/2022 10,980
CHF 3,511,000 USD 3,786,999 Goldman Sachs International 4/7/2022 12,933
ILS 4,611,000 USD 1,428,350 Goldman Sachs International 4/7/2022 16,659
USD 1,754,284 GBP 1,297,000 Goldman Sachs International 4/7/2022 50,526
USD 2,015,541 JPY 233,380,000 Goldman Sachs International 4/7/2022 98,413
USD 3,492,894 KRW 4,187,598,000 Goldman Sachs International
**
4/7/2022 38,168
USD 4,383,965 TWD 121,940,000 Goldman Sachs International
**
4/7/2022 128,025
USD 13,484,443 CAD 16,824,000 Goldman Sachs International 5/25/2022 28,868
USD 1,378,235 EUR 1,233,000 Goldman Sachs International 5/25/2022 11,721
USD 3,039,886 ILS 9,641,000 Goldman Sachs International 5/25/2022 14,589
USD 2,758,244 KRW 3,340,785,000 Goldman Sachs International
**
5/25/2022 4,004
USD 4,134,598 TWD 117,712,000 Goldman Sachs International
**
5/25/2022 25,066
Total unrealized appreciation 1,070,206
CHF 787,000 USD 858,513 Goldman Sachs International 4/7/2022 (6,748)
DKK 8,498,000 USD 1,265,676 Goldman Sachs International 4/7/2022 (1,767)
EUR 1,142,000 USD 1,266,077 Goldman Sachs International 4/7/2022 (2,637)
GBP 575,000 USD 757,705 Goldman Sachs International 4/7/2022 (2,377)
JPY 189,218,000 USD 1,612,279 Goldman Sachs International 4/7/2022 (57,924)
SEK 42,626,000 USD 4,613,832 Goldman Sachs International 4/7/2022 (80,081)
USD 13,963,557 CAD 17,708,000 Goldman Sachs International 4/7/2022 (201,066)
USD 1,768,965 CHF 1,637,000 Goldman Sachs International 4/7/2022 (2,749)
USD 1,830,502 EUR 1,658,000 Goldman Sachs International 4/7/2022 (3,810)
USD 3,219,213 ILS 10,363,000 Goldman Sachs International 4/7/2022 (28,376)
AUD 21,267,000 USD 15,977,684 Goldman Sachs International 5/25/2022 (50,749)
CHF 2,542,000 USD 2,759,798 Goldman Sachs International 5/25/2022 (3,114)
DKK 9,173,000 USD 1,378,466 Goldman Sachs International 5/25/2022 (11,759)
SEK 43,371,000 USD 4,693,323 Goldman Sachs International 5/25/2022 (75,020)
USD 1,650,597 GBP 1,257,000 Goldman Sachs International 5/25/2022 (223)
Total unrealized depreciation (528,400)
Net unrealized appreciation 541,806
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
GBP British pound
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
SEK Swedish krona
TWD Taiwan new dollar
USD United States dollar

10 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Columbia Overseas Value Fund - March 31, 2022 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 817,720 $ – $ 817,720
Airlines 1,530,991 – – 1,530,991
Auto Components – 1,971,581 – 1,971,581
Automobiles – 5,577,104 – 5,577,104
Banks 679,148 28,697,524 – 29,376,672
Biotechnology 856,379 – – 856,379
Capital Markets – 2,973,274 – 2,973,274
Chemicals 3,340,897 3,294,539 – 6,635,436
Construction & Engineering – 7,269,057 – 7,269,057
Diversified Financial Services 2,170,715 6,299,055 – 8,469,770
Diversified Telecommunication Services 4,533,447 8,564,032 – 13,097,479
Electric Utilities – 2,989,250 – 2,989,250
Electrical Equipment – 2,698,059 – 2,698,059
Electronic Equipment, Instruments &
Components 1,002,128 7,911,313 – 8,913,441
Energy Equipment & Services – 1,029,511 – 1,029,511
Entertainment – 1,481,434 – 1,481,434
Equity Real Estate Investment Trusts
(REITs) – 837,758 – 837,758
Food & Staples Retailing 5,611,862 6,173,390 – 11,785,252
Food Products – 7,647,099 – 7,647,099
Health Care Equipment & Supplies 117,732 332,255 – 449,987
Health Care Providers & Services – 2,103,111 – 2,103,111
Hotels, Restaurants & Leisure – 1,654,171 – 1,654,171
Household Durables – 625,696 – 625,696
Industrial Conglomerates – 4,451,960 – 4,451,960
Insurance – 23,626,765 – 23,626,765
Internet & Direct Marketing Retail – 720,611 – 720,611
IT Services – 1,877,503 – 1,877,503
Machinery – 6,967,899 – 6,967,899
Media – 2,239,788 – 2,239,788
Metals & Mining 9,627,576 – – 9,627,576
Multi-Utilities – 3,821,086 – 3,821,086
Oil, Gas & Consumable Fuels 5,462,947 26,840,083 – 32,303,030
Paper & Forest Products 2,482,578 4,878,636 – 7,361,214
Pharmaceuticals 7,085,937 17,139,783 – 24,225,720
Real Estate Management & Development – 1,926,033 – 1,926,033
Software – 856,087 – 856,087
Textiles, Apparel & Luxury Goods – 1,903,210 – 1,903,210
Tobacco – 8,148,787 – 8,148,787
Trading Companies & Distributors – 6,095,791 – 6,095,791
Water Utilities – 1,998,648 – 1,998,648
Wireless Telecommunication Services – 8,225,756 – 8,225,756
Total Common Stocks $ 44,502,337 $ 222,665,359 $ – $ 267,167,696
Exchange Traded Fund 426,356 – – 426,356
Forward Foreign Currency Contracts – 1,070,206 – 1,070,206
Repurchase Agreements – 22,734,204 – 22,734,204
Total Assets $ 44,928,693 $ 246,469,769 $ – $ 291,398,462
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (528,400) $ – $ (528,400)
Total Liabilities $ – $ (528,400) $ – $ (528,400)
Total $ 44,928,693 $ 245,941,369 $ – $ 290,870,062
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2022, the Fund held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

12 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Columbia Overseas Value Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2022:
Common
Stocks Total
Balance as of 12/31/2021 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases 888,471 888,471
Sales — —
Change in Unrealized Appreciation/Depreciation (888,471) (888,471)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 3/31/2022 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 3/31/2022 $ (888,471) $(888,471)
Amounts designated as "−" are zero or have been rounded to zero.
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 1,070,206
Total $ 1,070,206
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (528,400)
Total $ (528,400)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Emerging Markets Fund - March 31, 2022 (Unaudited) - Statement of Investments - 13
Common Stocks 97.7%
Shares Value ($)
ARGENTINA 0.4%
Hotels, Restaurants & Leisure 0.4%
Despegar.com Corp. * 187,142 2,283,132
BRAZIL 5.0%
Banks 1.5%
Banco Bradesco SA, ADR 711,211 3,300,019
Itau Unibanco Holding SA,
ADR 745,990 4,259,603
7,559,622
Food & Staples Retailing 0.7%
Atacadao SA 773,399 3,658,215
Interactive Media & Services 0.1%
VTEX
, Class A
* 84,423 519,201
Internet & Direct Marketing Retail 0.9%
MercadoLibre , Inc. * 3,733 4,440,329
Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA, ADR 183,300 2,712,840
Road & Rail 0.5%
Localiza Rent a Car SA 217,452 2,790,628
Software 0.8%
TOTVS SA 535,322 4,090,487
25,771,322
CHILE 2.1%
Banks 1.1%
Banco Santander Chile 105,789,152 5,957,699
Chemicals 1.0%
Sociedad Quimica y Minera
de Chile SA, ADR 59,300 5,076,080
11,033,779
CHINA 27.2%
Airlines 1.0%
Spring Airlines Co. Ltd.
, Class
A
* 739,825 5,098,878
Banks 1.7%
China Merchants Bank Co.
Ltd.
, Class H
1,118,000 8,739,817
Beverages 1.8%
Budweiser Brewing Co. APAC
Ltd. Reg. S (a) 1,105,700 2,934,451
Kweichow Moutai Co. Ltd.
,
Class A
11,600 3,129,270
Wuliangye Yibin Co. Ltd.
,
Class A
128,400 3,119,710
9,183,431
Diversified Consumer Services 1.0%
China Education Group
Holdings Ltd. Reg. S 5,715,000 4,936,051
Electrical Equipment 2.1%
Contemporary Amperex
Technology Co. Ltd.
, Class A
74,200 5,945,199
Sungrow Power Supply Co.
Ltd.
, Class A
304,006 5,084,544
11,029,743
Common Stocks
Shares Value ($)
CHINA
Entertainment 0.9%
NetEase , Inc. 248,400 4,478,070
Food Products 0.2%
China Mengniu Dairy Co.
Ltd. * 240,000 1,288,749
Hotels, Restaurants & Leisure 0.0%
†
Yum China Holdings, Inc. 1 42
Household Durables 1.6%
Haier Smart Home Co. Ltd.
,
Class H
1,458,800 4,717,747
Midea Group Co. Ltd.
, Class A
423,872 3,791,430
8,509,177
Interactive Media & Services 5.0%
Kuaishou Technology Reg.
S *(a) 203,000 1,890,100
Tencent Holdings Ltd. 503,900 23,771,678
25,661,778
Internet & Direct Marketing Retail 4.7%
Alibaba Group Holding Ltd. * 1,552,600 21,250,875
JD.com, Inc.
, Class A
* 106,869 3,129,961
24,380,836
IT Services 0.4%
GDS Holdings Ltd., ADR * 27,117 1,064,342
Vnet Group, Inc., ADR * 185,651 1,082,346
2,146,688
Life Sciences Tools & Services 0.4%
Wuxi Biologics Cayman, Inc.
Reg. S *(a) 244,000 1,979,382
Machinery 0.6%
Sany Heavy Industry Co. Ltd.
,
Class A
1,175,500 3,227,758
Metals & Mining 0.6%
Ganfeng Lithium Co. Ltd.
,
Class A
145,700 2,868,119
Real Estate Management & Development 0.6%
ESR Cayman Ltd. Reg. S *(a) 942,400 2,917,485
Semiconductors & Semiconductor Equipment 1.3%
LONGi Green Energy
Technology Co. Ltd.
, Class A
517,900 5,845,644
Silergy Corp. 6,000 706,723
6,552,367
Software 1.6%
Kingdee International
Software Group Co. Ltd. * 346,669 765,003
Shanghai Baosight Software
Co. Ltd.
, Class A
955,876 7,310,565
8,075,568
Textiles, Apparel & Luxury Goods 0.9%
Shenzhou International Group
Holdings Ltd. 356,900 4,760,299
Water Utilities 0.8%
Guangdong Investment Ltd. 3,166,000 4,322,212
140,156,450

14 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
FRANCE 0.2%
Textiles, Apparel & Luxury Goods 0.2%
LVMH Moet Hennessy Louis
Vuitton SE 1,167 830,985
GREECE 1.6%
Hotels, Restaurants & Leisure 1.2%
OPAP SA 409,003 5,950,057
Industrial Conglomerates 0.4%
Mytilineos SA 142,477 2,327,722
8,277,779
HONG KONG 2.1%
Insurance 2.1%
AIA Group Ltd. 1,021,800 10,697,667
INDIA 17.4%
Automobiles 0.5%
Maruti Suzuki India Ltd. 28,095 2,786,838
Banks 2.4%
HDFC Bank Ltd. 321,423 6,203,737
HDFC Bank Ltd., ADR 44,162 2,708,455
ICICI Bank Ltd., ADR 177,722 3,366,055
12,278,247
Beverages 1.7%
Varun Beverages Ltd. 730,620 9,014,992
Construction & Engineering 1.4%
Larsen & Toubro Ltd. 305,780 7,089,449
Consumer Finance 0.1%
Cholamandalam Investment
and Finance Co. Ltd. 65,501 615,766
Diversified Financial Services 0.7%
Bajaj Finserv Ltd. 17,018 3,780,915
Health Care Providers & Services 1.2%
Max Healthcare Institute Ltd.
* 1,328,815 6,080,311
Hotels, Restaurants & Leisure 0.7%
Devyani International Ltd. * 1,618,320 3,715,716
Insurance 0.8%
Star Health & Allied Insurance
Co. Ltd. * 453,664 4,219,202
IT Services 3.0%
Infosys Ltd. 592,180 14,808,900
Metals & Mining 0.6%
Hindalco Industries Ltd. 404,904 3,018,017
Oil, Gas & Consumable Fuels 0.7%
Oil & Natural Gas Corp. Ltd. 1,634,806 3,520,466
Textiles, Apparel & Luxury Goods 0.1%
Titan Co. Ltd. 22,149 737,735
Thrifts & Mortgage Finance 2.4%
Housing Development
Finance Corp. Ltd. 395,938 12,398,341
Wireless Telecommunication Services 1.1%
Bharti Airtel Ltd. * 573,629 5,689,719
89,754,614
Common Stocks
Shares Value ($)
INDONESIA 5.5%
Banks 3.4%
Bank Central Asia Tbk . PT 9,021,900 4,998,488
Bank Negara Indonesia
Persero Tbk . PT 11,102,700 6,352,084
Bank Rakyat Indonesia
Persero Tbk . PT 18,827,600 6,062,192
17,412,764
Chemicals 0.5%
Avia Avian Tbk . PT * 47,791,400 2,594,398
Diversified Telecommunication Services 1.1%
Telkom Indonesia Persero
Tbk . PT 18,116,700 5,777,428
Metals & Mining 0.4%
Aneka Tambang Tbk . 12,796,000 2,166,868
Multiline Retail 0.1%
Mitra Adiperkasa Tbk . PT * 7,057,200 431,533
28,382,991
JAPAN 0.1%
Personal Products 0.1%
Shiseido Co. Ltd. 11,300 572,695
KENYA 0.4%
Wireless Telecommunication Services 0.4%
Safaricom plc 6,563,970 1,946,487
MALAYSIA 1.3%
Banks 1.3%
Public Bank Bhd. 5,935,700 6,579,306
PERU 0.6%
Banks 0.3%
Credicorp Ltd. 9,756 1,676,763
Food & Staples Retailing 0.3%
InRetail Peru Corp. Reg. S (a) 44,555 1,671,704
3,348,467
PHILIPPINES 2.3%
Food Products 1.3%
Monde Nissin Corp. Reg. S
*(a) 26,422,000 6,996,423
Hotels, Restaurants & Leisure 0.5%
Jollibee Foods Corp. 591,980 2,568,695
Industrial Conglomerates 0.5%
Ayala Corp. 157,230 2,498,644
12,063,762
POLAND 0.1%
Textiles, Apparel & Luxury Goods 0.1%
LPP SA 241 646,650
QATAR 0.2%
Banks 0.2%
Qatar National Bank QPSC 146,390 926,417
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) ^∞ 533,346 0

NVIT Emerging Markets Fund - March 31, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
RUSSIA
Banks
TCS Group Holding plc, GDR
Reg. S *^∞ 24,424 0
0
Food & Staples Retailing 0.0%
†
Magnit PJSC ^∞ 32,259 0
Interactive Media & Services 0.0%
†
Yandex NV
, Class A
*^∞ 33,418 0
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC ^∞ 1,425,666 0
0
SOUTH AFRICA 0.5%
Banks 0.5%
Capitec Bank Holdings Ltd. 17,646 2,819,252
SOUTH KOREA 8.8%
Banks 1.5%
KB Financial Group, Inc. 159,599 8,023,428
Chemicals 0.8%
LG Chem Ltd. 9,982 4,327,751
Interactive Media & Services 0.9%
NAVER Corp. 17,345 4,850,065
Pharmaceuticals 0.1%
Yuhan Corp. 10,947 525,557
Semiconductors & Semiconductor Equipment 1.2%
SK Hynix, Inc. 66,909 6,404,735
Technology Hardware, Storage & Peripherals 4.3%
Samsung Electronics Co. Ltd. 360,626 20,601,714
Samsung Electronics Co. Ltd.
(Preference) 19,061 985,908
21,587,622
45,719,158
SWITZERLAND 0.6%
Airlines 0.6%
Wizz Air Holdings plc Reg. S
*(a) 85,394 3,209,937
TAIWAN 13.9%
Communications Equipment 0.5%
Accton Technology Corp. 358,000 2,766,414
Electronic Equipment, Instruments & Components 1.0%
Unimicron Technology Corp. 589,000 5,056,269
Insurance 1.5%
Cathay Financial Holding Co.
Ltd. 3,459,000 7,757,108
Semiconductors & Semiconductor Equipment 10.9%
ASPEED Technology, Inc. 33,000 3,721,998
MediaTek , Inc. 203,000 6,329,314
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,062,000 42,630,683
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 36,349 3,789,747
56,471,742
72,051,533
Common Stocks
Shares Value ($)
THAILAND 6.1%
Banks 1.4%
Kasikornbank PCL 1,524,600 7,390,763
Beverages 0.6%
Carabao Group PCL
, Class F
1,017,300 3,286,334
Hotels, Restaurants & Leisure 0.6%
Minor International PCL * 3,324,000 3,323,098
Oil, Gas & Consumable Fuels 2.4%
Banpu PCL, NVDR 8,665,400 2,855,227
PTT Exploration & Production
PCL 2,145,500 9,279,069
12,134,296
Specialty Retail 0.6%
Home Product Center PCL 6,275,900 2,982,232
Transportation Infrastructure 0.5%
Airports of Thailand PCL * 1,182,800 2,341,266
31,457,989
UNITED KINGDOM 1.2%
Insurance 1.2%
Prudential plc 435,193 6,428,574
UNITED STATES 0.1%
Capital Markets 0.0%
†
MSCI, Inc. 1 503
S&P Global, Inc. 1,069 438,483
438,986
Hotels, Restaurants & Leisure 0.1%
Starbucks Corp. 3,263 296,835
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The)
,
Class A
1 272
736,093
Total Investments
(cost $523,928,675)   — 97.7% 505,695,039
Other assets in excess of liabilities — 2.3% 12,125,987
NET ASSETS — 100.0%
$ 517,821,026
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $21,599,482 which represents 4.17% of net assets.

16 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Emerging Markets Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT Emerging Markets Fund - March 31, 2022 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

18 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT Emerging Markets Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ – $ 8,308,815 $ – $ 8,308,815
Automobiles – 2,786,838 – 2,786,838
Banks 21,268,594 58,095,484 – 79,364,078
Beverages – 21,484,757 – 21,484,757
Capital Markets 438,986 – – 438,986
Chemicals 5,076,080 6,922,149 – 11,998,229
Communications Equipment – 2,766,414 – 2,766,414
Construction & Engineering – 7,089,449 – 7,089,449
Consumer Finance – 615,766 – 615,766
Diversified Consumer Services – 4,936,051 – 4,936,051
Diversified Financial Services – 3,780,915 – 3,780,915
Diversified Telecommunication Services – 5,777,428 – 5,777,428
Electrical Equipment – 11,029,743 – 11,029,743
Electronic Equipment, Instruments &
Components – 5,056,269 – 5,056,269
Entertainment – 4,478,070 – 4,478,070
Food & Staples Retailing 5,329,919 – – 5,329,919
Food Products – 8,285,172 – 8,285,172
Health Care Providers & Services – 6,080,311 – 6,080,311
Hotels, Restaurants & Leisure 2,580,009 15,557,566 – 18,137,575
Household Durables – 8,509,177 – 8,509,177
Industrial Conglomerates – 4,826,366 – 4,826,366
Insurance – 29,102,551 – 29,102,551
Interactive Media & Services 519,201 30,511,843 – 31,031,044
Internet & Direct Marketing Retail 4,440,329 24,380,836 – 28,821,165
IT Services 2,146,688 14,808,900 – 16,955,588
Life Sciences Tools & Services – 1,979,382 – 1,979,382
Machinery – 3,227,758 – 3,227,758
Metals & Mining – 8,053,004 – 8,053,004
Multiline Retail – 431,533 – 431,533
Oil, Gas & Consumable Fuels 2,712,840 15,654,762 – 18,367,602
Personal Products 272 572,695 – 572,967
Pharmaceuticals – 525,557 – 525,557
Real Estate Management & Development – 2,917,485 – 2,917,485
Road & Rail 2,790,628 – – 2,790,628
Semiconductors & Semiconductor
Equipment 3,789,747 65,639,097 – 69,428,844
Software 4,090,487 8,075,568 – 12,166,055
Specialty Retail 2,982,232 – – 2,982,232
Technology Hardware, Storage &
Peripherals – 21,587,622 – 21,587,622
Textiles, Apparel & Luxury Goods – 6,975,669 – 6,975,669
Thrifts & Mortgage Finance – 12,398,341 – 12,398,341
Transportation Infrastructure – 2,341,266 – 2,341,266
Water Utilities – 4,322,212 – 4,322,212
Wireless Telecommunication Services – 7,636,206 – 7,636,206
Total Common Stocks $ 58,166,012 $ 447,529,027 $ – $ 505,695,039
Total $ 58,166,012 $ 447,529,027 $ – $ 505,695,039
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Emerging Markets Fund - March 31, 2022 (Unaudited) - Statement of Investments - 19
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
During the period ended March 31, 2022, the Fund held five common stock investment that were categorized as a Level 3 investment which were valued at $0.
Common
Stocks Total
Balance as of 12/31/2021 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (3,604,219) (3,604,219)
Purchases — —
Sales (1,255,364) (1,255,364)
Change in Unrealized Appreciation/Depreciation (13,776,118) (13,776,118)
Transfers into Level 3 18,635,701 18,635,701
Transfers out of Level 3 — —
Balance as of 3/31/2022 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 3/31/2022 $ (13,776,118) $(13,776,118)
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Equity Fund
Common Stocks 98.4%
Shares Value ($)
AUSTRALIA 6.2%
Biotechnology 0.7%
CSL Ltd. 3,202 635,907
Equity Real Estate Investment Trusts (REITs) 0.7%
Dexus 79,274 645,148
Food Products 0.1%
Inghams Group Ltd. (a) 46,952 106,758
Health Care Providers & Services 0.7%
Sonic Healthcare Ltd. 23,706 624,229
Metals & Mining 3.1%
BHP Group Ltd. 24,675 961,090
Fortescue Metals Group Ltd.
(a) 54,025 829,058
Rio Tinto plc 15,992 1,268,582
3,058,730
Software 0.2%
WiseTech Global Ltd. 5,208 196,202
Specialty Retail 0.7%
JB Hi-Fi Ltd. (a) 12,190 492,109
Nick Scali Ltd. (a) 15,711 132,498
624,607
5,891,581
BRAZIL 2.1%
Banks 0.1%
Banco Santander Brasil SA 11,600 89,856
Metals & Mining 0.9%
Vale SA, ADR (a) 44,610 891,754
Oil, Gas & Consumable Fuels 1.1%
Petroleo Brasileiro SA
(Preference) 148,700 1,044,730
2,026,340
CANADA 7.6%
Auto Components 0.4%
Magna International, Inc. 6,593 423,273
Banks 0.5%
Toronto-Dominion Bank (The) 5,833 462,805
Capital Markets 0.1%
Brookfield Asset
Management, Inc.
, Class A
2,049 115,845
Equity Real Estate Investment Trusts (REITs) 0.5%
Artis REIT 23,876 249,618
Granite REIT 2,568 197,979
447,597
Food & Staples Retailing 2.6%
Alimentation Couche-Tard,
Inc. 23,438 1,055,896
Loblaw Cos. Ltd. 14,930 1,339,716
2,395,612
Hotels, Restaurants & Leisure 0.1%
Restaurant Brands
International, Inc. 1,708 99,790
IT Services 0.7%
CGI, Inc. * 6,423 511,671
Shopify, Inc.
, Class A
* 206 139,317
650,988
Common Stocks
Shares Value ($)
CANADA
Media 0.7%
Cogeco Communications,
Inc. (a) 2,187 181,027
Shaw Communications, Inc.
,
Class B
14,326 444,625
625,652
Oil, Gas & Consumable Fuels 0.5%
Tourmaline Oil Corp. 10,954 504,700
Professional Services 0.4%
Thomson Reuters Corp. 3,601 390,964
Software 0.5%
Constellation Software, Inc. 293 500,853
Specialty Retail 0.1%
Aritzia, Inc. * 2,953 120,539
Textiles, Apparel & Luxury Goods 0.4%
Gildan Activewear, Inc. 9,215 345,632
Trading Companies & Distributors 0.1%
Finning International, Inc. 4,451 134,012
7,218,262
CHINA 10.6%
Banks 1.4%
Bank of China Ltd.
, Class H
2,428,000 974,923
Bank of Communications Co.
Ltd.
, Class H
503,000 361,037
1,335,960
Capital Markets 0.3%
China Galaxy Securities Co.
Ltd.
, Class H
496,000 277,008
Construction & Engineering 0.2%
China Railway Group Ltd.
,
Class H
392,000 219,113
Entertainment 0.4%
NetEase, Inc. 20,200 364,159
Food Products 0.2%
COFCO Joycome Foods Ltd.
Reg. S * 473,000 209,331
Independent Power and Renewable Electricity Producers
0.5%
China Longyuan Power
Group Corp. Ltd.
, Class H
201,000 455,627
Interactive Media & Services 0.5%
Tencent Holdings Ltd. 9,600 452,884
Internet & Direct Marketing Retail 1.2%
Alibaba Group Holding Ltd. * 26,500 362,713
Alibaba Group Holding Ltd.,
ADR *(a) 3,877 421,817
JD.com, Inc.
, Class A
* 10,707 313,585
Vipshop Holdings Ltd., ADR * 8,080 72,720
1,170,835
Machinery 0.2%
Yangzijiang Shipbuilding
Holdings Ltd. 194,200 218,461

NVIT International Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
CHINA
Marine 0.9%
COSCO SHIPPING Holdings
Co. Ltd.
, Class H
*(a) 220,349 381,567
SITC International Holdings
Co. Ltd. 123,000 434,190
815,757
Oil, Gas & Consumable Fuels 2.2%
China Petroleum & Chemical
Corp.
, Class H
1,758,000 879,031
PetroChina Co. Ltd.
, Class H
2,322,000 1,189,097
2,068,128
Pharmaceuticals 0.5%
CSPC Pharmaceutical Group
Ltd. 427,200 489,880
Semiconductors & Semiconductor Equipment 0.4%
Silergy Corp. 3,000 353,361
Specialty Retail 0.9%
China Meidong Auto Holdings
Ltd. (a) 26,000 98,691
China Yongda Automobiles
Services Holdings Ltd. 162,500 176,722
Chow Tai Fook Jewellery
Group Ltd. * 163,400 295,948
Zhongsheng Group Holdings
Ltd. 34,500 242,919
814,280
Technology Hardware, Storage & Peripherals 0.3%
Lenovo Group Ltd. 242,000 262,464
Textiles, Apparel & Luxury Goods 0.5%
Li Ning Co. Ltd. 57,000 488,546
9,995,794
DENMARK 3.1%
Banks 0.1%
Jyske Bank A/S (Registered)
* 2,141 115,956
Marine 0.4%
AP Moller - Maersk A/S
, Class
B
114 343,613
Pharmaceuticals 2.6%
Novo Nordisk A/S
, Class B
22,690 2,512,842
2,972,411
FINLAND 0.3%
Machinery 0.3%
Valmet OYJ (a) 9,038 280,560
FRANCE 5.5%
Aerospace & Defense 0.2%
Airbus SE * 1,343 162,333
Auto Components 0.9%
Cie Generale des
Etablissements Michelin
SCA 7,005 946,326
Banks 1.0%
BNP Paribas SA 15,872 903,708
Common Stocks
Shares Value ($)
FRANCE
Building Products 0.4%
Cie de Saint-Gobain 6,674 397,170
Chemicals 0.2%
Arkema SA 1,484 177,045
Construction & Engineering 0.4%
Vinci SA 3,250 332,272
Electric Utilities 0.6%
Electricite de France SA (a) 61,857 582,776
Food & Staples Retailing 0.2%
Carrefour SA 10,846 235,290
Hotels, Restaurants & Leisure 0.5%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 467,243
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 179 73,363
Personal Products 0.6%
L'Oreal SA 1,361 544,762
Textiles, Apparel & Luxury Goods 0.4%
Hermes International 110 156,022
Kering SA 299 188,878
344,900
5,167,188
GERMANY 7.0%
Aerospace & Defense 0.6%
Rheinmetall AG 2,529 536,813
Air Freight & Logistics 1.3%
Deutsche Post AG
(Registered) 25,404 1,219,863
Auto Components 0.1%
Schaeffler AG (Preference) 11,006 68,205
Automobiles 0.9%
Bayerische Motoren Werke
AG (a) 1,027 88,953
Mercedes-Benz Group AG 5,766 404,984
Volkswagen AG (Preference) 2,224 384,566
878,503
Capital Markets 0.6%
Deutsche Bank AG
(Registered) * 47,020 600,402
Chemicals 0.2%
Covestro AG Reg. S (b) 3,160 159,669
Insurance 2.0%
Allianz SE (Registered) 8,049 1,922,057
Machinery 0.1%
Daimler Truck Holding AG * 2,883 80,093
Marine 0.2%
Hapag-Lloyd AG Reg. S (a)
(b) 627 218,314
Pharmaceuticals 1.0%
Merck KGaA 4,349 910,806
6,594,725

22 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
GREECE 0.1%
Banks 0.1%
National Bank of Greece SA * 33,600 124,002
HONG KONG 0.6%
Marine 0.3%
Orient Overseas International
Ltd. 9,500 252,481
Real Estate Management & Development 0.3%
Swire Pacific Ltd.
, Class A
56,000 341,724
594,205
INDIA 3.7%
Aerospace & Defense 0.3%
Hindustan Aeronautics Ltd.
Reg. S 13,888 270,729
Banks 1.1%
Bank of Baroda * 275,201 402,213
ICICI Bank Ltd. 40,469 387,902
State Bank of India, GDR
Reg. S 3,438 219,664
1,009,779
Capital Markets 0.1%
Indian Energy Exchange Ltd.
Reg. S (b) 25,973 76,344
Chemicals 0.3%
SRF Ltd. 9,149 321,319
IT Services 1.6%
Infosys Ltd., ADR 49,046 1,220,754
Persistent Systems Ltd. 2,552 159,687
Tata Consultancy Services
Ltd. 2,552 125,507
1,505,948
Oil, Gas & Consumable Fuels 0.2%
Indian Oil Corp. Ltd. 125,578 196,430
Software 0.1%
KPIT Technologies Ltd. 12,305 96,483
3,477,032
INDONESIA 0.7%
Diversified Telecommunication Services 0.4%
Telkom Indonesia Persero
Tbk. PT 1,166,600 372,029
Food Products 0.3%
Indofood Sukses Makmur
Tbk. PT 698,800 289,259
661,288
ISRAEL 0.9%
Banks 0.4%
Bank Leumi Le-Israel BM 35,973 386,172
Marine 0.5%
ZIM Integrated Shipping
Services Ltd. 6,002 436,406
822,578
ITALY 0.4%
Banks 0.2%
Banco BPM SpA 55,601 164,141
Common Stocks
Shares Value ($)
ITALY
IT Services 0.2%
Reply SpA 1,330 218,942
383,083
JAPAN 13.8%
Automobiles 0.4%
Toyota Motor Corp. (a) 19,000 340,357
Banks 1.0%
77 Bank Ltd. (The) 7,900 99,062
Japan Post Bank Co. Ltd. (a) 61,200 492,904
Nishi-Nippon Financial
Holdings, Inc. 31,700 195,455
Sumitomo Mitsui Financial
Group, Inc. (a) 4,100 130,848
918,269
Building Products 0.4%
AGC, Inc. 5,900 235,803
Daikin Industries Ltd. 600 109,245
345,048
Chemicals 1.4%
Kaneka Corp. 7,800 225,455
Nitto Denko Corp. 1,600 114,668
Shin-Etsu Chemical Co. Ltd. 2,200 335,248
Sumitomo Chemical Co. Ltd.
(a) 135,500 621,141
1,296,512
Diversified Financial Services 0.9%
ORIX Corp. 44,300 884,183
Electric Utilities 0.1%
Hokkaido Electric Power Co.,
Inc. 34,100 135,485
Electrical Equipment 0.7%
Mitsubishi Electric Corp. (a) 59,900 689,436
Entertainment 0.7%
Nintendo Co. Ltd. 1,300 655,932
Household Durables 1.1%
Iida Group Holdings Co. Ltd.
(a) 22,300 386,009
Panasonic Holdings Corp. 64,000 619,785
1,005,794
Independent Power and Renewable Electricity Producers
0.5%
Electric Power Development
Co. Ltd. (a) 31,300 448,360
Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc. (a) 13,400 116,233
Insurance 1.8%
Dai-ichi Life Holdings, Inc. 36,300 738,487
Japan Post Holdings Co. Ltd. 122,000 896,141
1,634,628
Leisure Products 0.2%
Yamaha Corp. (a) 5,300 231,123
Machinery 0.3%
Amada Co. Ltd. 15,900 140,126
NGK Insulators Ltd. (a) 8,300 118,499
258,625

NVIT International Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
JAPAN
Media 0.1%
SKY Perfect JSAT Holdings,
Inc. (a) 35,400 119,897
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 40,100 150,717
Real Estate Management & Development 0.4%
Daiwa House Industry Co.
Ltd. 13,700 357,923
Semiconductors & Semiconductor Equipment 1.1%
Disco Corp. (a) 1,100 306,835
Tokyo Electron Ltd. 1,500 770,212
1,077,047
Specialty Retail 0.1%
DCM Holdings Co. Ltd. 14,000 120,877
Tobacco 0.5%
Japan Tobacco, Inc. 26,700 457,055
Trading Companies & Distributors 0.9%
Mitsui & Co. Ltd. (a) 30,500 830,811
Wireless Telecommunication Services 0.9%
SoftBank Corp. (a) 74,400 869,572
12,943,884
LUXEMBOURG 0.1%
Capital Markets 0.1%
Reinet Investments SCA 5,790 129,741
MALAYSIA 0.7%
Chemicals 0.5%
Petronas Chemicals Group
Bhd. 186,100 424,994
Industrial Conglomerates 0.1%
Sime Darby Bhd. 196,500 112,025
Machinery 0.1%
Frencken Group Ltd. 92,700 112,538
649,557
MEXICO 0.9%
Beverages 0.3%
Coca-Cola Femsa SAB de
CV, ADR 5,635 309,643
Industrial Conglomerates 0.1%
Alfa SAB de CV
, Class A
136,800 103,924
Wireless Telecommunication Services 0.5%
America Movil SAB de CV
Series L
378,800 402,225
815,792
NETHERLANDS 3.9%
Diversified Financial Services 0.1%
EXOR NV 1,269 96,789
Electrical Equipment 0.1%
Signify NV Reg. S (b) 1,889 88,081
Insurance 0.8%
NN Group NV 15,814 797,038
Common Stocks
Shares Value ($)
NETHERLANDS
IT Services 0.3%
Adyen NV Reg. S *(b) 139 274,604
Oil, Gas & Consumable Fuels 0.7%
Shell plc 22,623 620,860
Professional Services 0.6%
Wolters Kluwer NV 4,984 530,544
Semiconductors & Semiconductor Equipment 1.3%
ASML Holding NV 1,972 1,315,324
3,723,240
PHILIPPINES 0.1%
Banks 0.1%
BDO Unibank, Inc. 40,720 104,006
POLAND 0.1%
Electric Utilities 0.1%
PGE Polska Grupa
Energetyczna SA * 56,514 121,391
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC, ADR ^∞ 21,889 0
Lukoil PJSC, ADR ^∞ 3,716 0
Novatek PJSC, GDR Reg.
S ^∞ 658 0
Rosneft Oil Co. PJSC, GDR
Reg. S ^∞ 40,789 0
0
SAUDI ARABIA 1.0%
Chemicals 0.3%
Saudi Basic Industries Corp. 8,932 311,031
Electric Utilities 0.2%
Saudi Electricity Co. 26,170 185,324
Health Care Providers & Services 0.4%
Dr Sulaiman Al Habib Medical
Services Group Co. 6,711 340,230
Media 0.1%
Saudi Research & Media
Group * 2,067 138,779
975,364
SINGAPORE 0.2%
Banks 0.2%
DBS Group Holdings Ltd. 8,600 226,097
SOUTH AFRICA 1.8%
Metals & Mining 1.7%
Anglo American Platinum Ltd. 1,025 140,754
Anglo American plc 17,774 916,719
Impala Platinum Holdings Ltd. 10,002 153,894
Northam Platinum Holdings
Ltd. * 10,479 156,522
Sibanye Stillwater Ltd. 54,048 219,535
1,587,424
Specialty Retail 0.1%
Motus Holdings Ltd. 14,778 108,298
1,695,722

24 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
SOUTH KOREA 3.9%
Automobiles 0.6%
Kia Corp. 9,179 557,457
Banks 1.4%
Hana Financial Group, Inc. 31,138 1,243,074
Woori Financial Group, Inc. 8,031 100,749
1,343,823
Electronic Equipment, Instruments & Components 0.2%
Samsung Electro-Mechanics
Co. Ltd. 1,752 236,504
Technology Hardware, Storage & Peripherals 1.7%
Samsung Electronics Co. Ltd. 27,650 1,579,580
3,717,364
SPAIN 1.9%
Banks 0.9%
Banco Santander SA 261,100 885,903
Electric Utilities 1.0%
Iberdrola SA 83,779 911,880
1,797,783
SWEDEN 1.7%
Automobiles 0.1%
Volvo Car AB
, Class B
* 15,197 109,602
Communications Equipment 0.7%
Telefonaktiebolaget LM
Ericsson
, Class B
(a) 58,503 535,302
Hotels, Restaurants & Leisure 0.1%
Betsson AB
, Class B
* 22,018 133,351
Household Durables 0.2%
Electrolux AB
, Class B
(a) 15,213 230,178
Machinery 0.3%
Husqvarna AB
, Class B
30,222 315,003
Oil, Gas & Consumable Fuels 0.3%
Lundin Energy AB (a) 7,332 310,837
1,634,273
SWITZERLAND 4.8%
Building Products 0.2%
Geberit AG (Registered) 326 200,688
Capital Markets 1.4%
UBS Group AG (Registered) 66,497 1,299,152
Food Products 0.1%
Nestle SA (Registered) 1,075 139,557
Pharmaceuticals 2.7%
Roche Holding AG 6,387 2,525,902
Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA
(Registered) 5,326 394,717
4,560,016
TAIWAN 4.1%
Electrical Equipment 0.1%
Advanced Energy Solution
Holding Co. Ltd. 2,000 87,384
Common Stocks
Shares Value ($)
TAIWAN
Electronic Equipment, Instruments & Components 0.9%
Nan Ya Printed Circuit Board
Corp. 24,000 433,657
Unimicron Technology Corp. 49,000 420,640
854,297
Marine 0.3%
Evergreen Marine Corp.
Taiwan Ltd. 20,000 93,531
Wan Hai Lines Ltd. 15,000 82,292
Yang Ming Marine Transport
Corp. * 23,000 99,117
274,940
Semiconductors & Semiconductor Equipment 2.8%
Himax Technologies, Inc.,
ADR (a) 8,641 93,841
MediaTek, Inc. 13,000 405,326
Taiwan Semiconductor
Manufacturing Co. Ltd. 89,000 1,840,025
United Microelectronics Corp. 51,000 94,184
Vanguard International
Semiconductor Corp. 31,000 133,547
Winbond Electronics Corp. 86,000 92,576
2,659,499
3,876,120
THAILAND 0.5%
Banks 0.2%
Kasikornbank PCL, NVDR 22,500 108,647
Krung Thai Bank PCL 278,500 114,673
223,320
Oil, Gas & Consumable Fuels 0.1%
PTT Exploration & Production
PCL 28,100 121,530
Specialty Retail 0.2%
Com7 PCL
, Class F
115,200 148,326
493,176
TURKEY 0.5%
Banks 0.4%
Turkiye Garanti Bankasi A/S 443,636 368,765
Wireless Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri
A/S 75,828 116,416
485,181
UNITED ARAB EMIRATES 0.2%
Real Estate Management & Development 0.2%
Aldar Properties PJSC 164,274 219,803
UNITED KINGDOM 6.5%
Banks 2.3%
Barclays plc 360,236 699,798
HSBC Holdings plc 39,934 273,630
Natwest Group plc 180,417 507,661
Standard Chartered plc 90,822 602,272
2,083,361
Electric Utilities 0.1%
SSE plc 5,457 124,951
Equity Real Estate Investment Trusts (REITs) 0.1%
Safestore Holdings plc 5,596 98,216

NVIT International Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media 0.1%
Future plc 3,225 109,742
Multiline Retail 0.4%
Next plc 4,881 384,894
Personal Products 0.9%
Unilever plc 18,556 839,927
Specialty Retail 0.2%
Halfords Group plc 21,955 70,787
Pets at Home Group plc 27,431 129,806
200,593
Tobacco 1.2%
Imperial Brands plc 53,891 1,134,732
Wireless Telecommunication Services 1.2%
Vodafone Group plc 709,965 1,164,816
6,141,232
UNITED STATES 2.9%
Automobiles 0.4%
Stellantis NV 24,047 389,138
Construction Materials 0.5%
James Hardie Industries plc
CHDI 14,416 433,832
Electrical Equipment 0.6%
Schneider Electric SE 3,507 585,516
Hotels, Restaurants & Leisure 0.3%
International Game
Technology plc 10,772 265,853
Pharmaceuticals 1.1%
GlaxoSmithKline plc 50,297 1,084,602
2,758,941
Total Common Stocks
(cost $84,471,326) 93,277,732
Repurchase Agreements 5.1%
Principal
Amount ($)
Bank of America NA,
0.30%, dated 3/31/2022,
due 4/1/2022, repurchase
price $1,000,009,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 11/20/2045;
total market value
$1,020,000.(c) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.29%, dated 3/31/2022,
due 4/1/2022, repurchase
price $3,795,138,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13%
- 8.00%, maturing
9/15/2022 - 7/20/2071;
total market value
$3,871,009.(c) 3,795,107 3,795,107
Total Repurchase Agreements
(cost $4,795,107) 4,795,107
Total Investments
(cost $89,266,433)   — 103.5% 98,072,839
Liabilities in excess of other assets
— (3.5)% (3,324,573)
NET ASSETS — 100.0%
$ 94,748,266
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2022. The total value of securities on loan as of
March 31, 2022 was $9,596,857, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $4,795,107 and by $5,810,735 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 4/12/2022 – 11/15/2051, a total value of $10,605,842.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2022
was $1,284,255 which represents 1.36% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2022 was $4,795,107.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

26 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Equity Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

28 - Statement of Investments - March 31, 2022 (Unaudited) - NVIT International Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 969,875 $ – $ 969,875
Air Freight & Logistics – 1,219,863 – 1,219,863
Auto Components 423,273 1,014,531 – 1,437,804
Automobiles – 2,275,057 – 2,275,057
Banks 552,661 10,193,262 – 10,745,923
Beverages 309,643 – – 309,643
Biotechnology – 635,907 – 635,907
Building Products – 942,906 – 942,906
Capital Markets 115,845 2,382,647 – 2,498,492
Chemicals – 2,690,570 – 2,690,570
Communications Equipment – 535,302 – 535,302
Construction & Engineering – 551,385 – 551,385
Construction Materials – 433,832 – 433,832
Diversified Financial Services – 980,972 – 980,972
Diversified Telecommunication Services – 372,029 – 372,029
Electric Utilities – 2,061,807 – 2,061,807
Electrical Equipment – 1,450,417 – 1,450,417
Electronic Equipment, Instruments &
Components – 1,090,801 – 1,090,801
Entertainment – 1,020,091 – 1,020,091
Equity Real Estate Investment Trusts
(REITs) 447,597 743,364 – 1,190,961
Food & Staples Retailing 2,395,612 235,290 – 2,630,902
Food Products – 744,905 – 744,905
Health Care Providers & Services – 964,459 – 964,459
Hotels, Restaurants & Leisure 365,643 600,594 – 966,237
Household Durables – 1,235,972 – 1,235,972
Independent Power and Renewable
Electricity Producers – 903,987 – 903,987
Industrial Conglomerates 103,924 228,258 – 332,182
Insurance – 4,353,723 – 4,353,723
Interactive Media & Services – 452,884 – 452,884
Internet & Direct Marketing Retail 494,537 676,298 – 1,170,835
IT Services 1,871,742 778,740 – 2,650,482
Leisure Products – 231,123 – 231,123
Life Sciences Tools & Services – 73,363 – 73,363
Machinery – 1,265,280 – 1,265,280
Marine 436,406 1,905,105 – 2,341,511
Media 625,652 368,418 – 994,070
Metals & Mining 891,754 4,646,154 – 5,537,908
Multiline Retail – 384,894 – 384,894
Oil, Gas & Consumable Fuels 1,549,430 3,468,502 – 5,017,932
Personal Products – 1,384,689 – 1,384,689
Pharmaceuticals – 7,524,032 – 7,524,032
Professional Services 390,964 530,544 – 921,508
Real Estate Management & Development – 919,450 – 919,450
Semiconductors & Semiconductor
Equipment 93,841 5,311,390 – 5,405,231
Software 500,853 292,685 – 793,538
Specialty Retail 120,539 2,016,981 – 2,137,520
Technology Hardware, Storage &
Peripherals – 2,236,761 – 2,236,761
Textiles, Apparel & Luxury Goods 345,632 833,446 – 1,179,078
Tobacco – 1,591,787 – 1,591,787
Trading Companies & Distributors 134,012 830,811 – 964,823
Wireless Telecommunication Services 402,225 2,150,804 – 2,553,029
Total Common Stocks $ 12,571,785 $ 80,705,947 $ – $ 93,277,732

NVIT International Equity Fund - March 31, 2022 (Unaudited) - Statement of Investments - 29
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 4,795,107 $ – $ 4,795,107
Total $ 12,571,785 $ 85,501,054 $ – $ 98,072,839
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended March 31, 2022, the Fund held four common stock investments that were categorized as a Level 3 investment which were valued at $0.
Common
Stocks Total
Balance as of 12/31/2021 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 68,245 68,245
Purchases
*
156,301 156,301
Sales (200,935) (200,935)
Change in Unrealized Appreciation/Depreciation (1,094,425) (1,094,425)
Transfers into Level 3 1,070,814 1,070,814
Transfers out of Level 3 — —
Balance as of 3/31/2022 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 3/31/2022 $ (1,094,426) $(1,094,426)
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.